UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104512
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 31	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 633	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America Elite Venue Annuity®
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 92. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Eaton Vance Variable Trust

•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Huntington VA Funds
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	Lazard Retirement Series, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
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Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
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Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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6

Table of Contents (continued)
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	1.55%
Administrative Charge	0.20%
Death Benefit Options (an applicant may elect one)
One-Month Enhanced Death Benefit II Option	0.20% [6]
Total Variable Account Charges (including this option only)	1.95%
One-Month Enhanced Death Benefit Option (available until state approval is received for the One-Month Enhanced Death Benefit II Option)	0.20%
Total Variable Account Charges (including this option only)	1.95%
Combination Enhanced Death Benefit II Option	0.35% [7]
Total Variable Account Charges (including this option only)	2.10%
Combination Enhanced Death Benefit Option (available until state approval is received for the Combination Enhanced Death Benefit II Option)	0.30% [8]
Total Variable Account Charges (including this option only)	2.05%
Spousal Protection Annuity Option	0.20% [9]
Total Variable Account Charges (including this option only)	1.95%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	2.10%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Lifetime Income Option	1.00% [11]
Total Variable Account Charges (including this option only)	2.75%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Option	0.50%
Total Variable Account Charges (including this option only)	2.25%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders (with charges assessed annually as a percentage of the Current Income Benefit Base)[12]
Nationwide Lifetime Income Riders (an applicant may purchase one):
5% Nationwide Lifetime Income Rider (only available in NY)	1.00% [13]
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Recurring Contract Expenses
7% Nationwide Lifetime Income Rider (not available in NY)	1.00% [14]
10% Nationwide Lifetime Income Rider	1.20% [15]
Joint Options (an applicant may purchase one only if the corresponding Nationwide Lifetime Income Rider is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (only available in NY)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider (not available in NY)	0.15%
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in NY)	0.30% [16]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	1.55%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit II Option	0.35%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
10% Nationwide Lifetime Income Rider	1.20% [17]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [17]
Maximum Possible Total Variable Account Charges	4.15% [18]

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greatest of:
•	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	For those contracts with a Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[7]	The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[8]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[9]	For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008, or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
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[12]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[13]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[14]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
[15]	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
[16]	Currently, the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is equal to 0.20% of the Current Income Benefit Base.
[17]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[18]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.40%	3.43%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees, which if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	Contingent Deferred Sales Charges; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.15%)[1]
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.43%)	$1,496	$2,818	$3,751	$6,979	*	$2,318	$3,751	$6,979	$796	$2,318	$3,751	$6,979
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,178	$1,936	$2,399	$4,826	*	$1,436	$2,399	$4,826	$478	$1,436	$2,399	$4,826
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.55% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Month Enhanced Death Benefit II Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.
•	The Combination Enhanced Death Benefit II Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
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Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if a Nationwide Lifetime Income Rider is elected.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. Upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be
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available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at anytime. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85
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at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is not available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium
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taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
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Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
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Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
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Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
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Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
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Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, transfer rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide
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undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.75% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
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Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
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Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.55% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option.
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Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least four years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
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Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
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(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
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The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Annuity Option terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option.
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The Spousal Protection Annuity Option may not apply if certain changes to the parties or assignments are made to the contract. Further, not only will the Contract Owner not receive the benefit associated with the Spousal Protection Annuity Option if certain changes to the parties to the contract or assignments are made, but he/she must continue to pay any applicable charge for the life of the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Annuity Option.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant's death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
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The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
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Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option
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due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner
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does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI
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Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if a Nationwide Lifetime Income Rider is elected. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the
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withdrawal phase of the option; or terminate the option. The Contract Owner's election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPP Lifetime Income Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may
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continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On each five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value. Nationwide will provide the Contract Owner with advance notice of any reset opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base. Nationwide reserves the right to limit the number of reset opportunities to one.
If the Contract Owner chooses to reset the lifetime withdrawal base, the Contract Owner will be assessed the charge for the CPPLI Option that is in effect as of the date of the election to reset the lifetime withdrawal base. Additionally, the Lifetime Withdrawal Percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply. The Lifetime Withdrawal Percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner's right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
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•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program's guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
Example: If the Contract Owner's initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The
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immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the
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contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 10% Nationwide L.inc Rider may keep the 10% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
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The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current
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Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2010, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later), but before May 1, 2010, or the date of state approval of the table above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
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The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
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If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
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Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
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7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
Upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000
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in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
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For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess
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withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a
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medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
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Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at anytime. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account
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in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first
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withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
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Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
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Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse
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minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
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(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is not available in the State of New York.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
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(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
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Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available in the State of New York.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
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Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 2.10%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.75%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 2.10% will have a lower unit value than Sub-Account X with charges of 1.75% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
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Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
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PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
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Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
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(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.75% to 3.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
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•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits
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multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
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Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
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•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
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(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
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If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
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A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
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Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed
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income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the
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CPPLI Option and the Capital Preservation Plus Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the
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death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
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Standard Death Benefit (One-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
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(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
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(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
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F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider
If the Contract Owner elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
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Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.75% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
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If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
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IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class
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certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-104512
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner's exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of investment option may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
93

BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
94

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
95

Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (formerly, Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares)
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Huntington VA Funds - Huntington VA Situs Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
96

Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Balanced Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Forty Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
97

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
98

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
99

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
100

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
101

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
102

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
103

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
104

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.
105

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.75%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Janus Aspen Series - Flexible Bond Portfolio: Service Shares
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.133083	11.398410	2.38%	887
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.992417	23.614969	7.38%	4,955
2013	16.630891	21.992417	32.24%	5,167
2012	14.438026	16.630891	15.19%	5,591
2011	13.853680	14.438026	4.22%	5,808
2010	12.500366	13.853680	10.83%	5,656
2009	10.571782	12.500366	18.24%	5,741
2008	18.144090	10.571782	-41.73%	5,922
2007	17.612985	18.144090	3.02%	11,310
2006	15.323276	17.612985	14.94%	11,265
2005	14.910135	15.323276	2.77%	13,359
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.459395	33.673966	7.04%	42,744
2013	23.263995	31.459395	35.23%	45,682
2012	19.987746	23.263995	16.39%	51,061
2011	22.262631	19.987746	-10.22%	59,616
2010	17.899440	22.262631	24.38%	57,578
2009	12.770620	17.899440	40.16%	34,311
2008	20.230378	12.770620	-36.87%	14,992
2007	20.282891	20.230378	-0.26%	1,825
2006	18.076044	20.282891	12.21%	1,843
2005	17.252945	18.076044	4.77%	1,911
106

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.017171	13.211386	1.49%	403,073
2013	14.476590	13.017171	-10.08%	452,846
2012	13.721610	14.476590	5.50%	425,493
2011	12.497477	13.721610	9.80%	452,055
2010	12.100594	12.497477	3.28%	491,781
2009	11.174654	12.100594	8.29%	377,266
2008	11.557301	11.174654	-3.31%	197,070
2007	10.744215	11.557301	7.57%	114,503
2006	10.764197	10.744215	-0.19%	103,664
2005	10.786832	10.764197	-0.21%	83,724
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	21.496310	23.724581	10.37%	0
2013	16.148867	21.496310	33.11%	444
2012	14.360944	16.148867	12.45%	477
2011	14.210230	14.360944	1.06%	515
2010	12.702518	14.210230	11.87%	554
2009	10.977647	12.702518	15.71%	597
2008	17.118633	10.977647	-35.87%	650
2007	17.501112	17.118633	-2.19%	2,436
2006	15.248165	17.501112	14.78%	2,472
2005	14.848231	15.248165	2.69%	2,514
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.866235	22.688162	14.20%	118,544
2013	15.565748	19.866235	27.63%	129,620
2012	13.631589	15.565748	14.19%	140,540
2011	13.991845	13.631589	-2.57%	159,977
2010	11.969492	13.991845	16.90%	156,980
2009	9.385566	11.969492	27.53%	117,177
2008	12.654442	9.385566	-25.83%	62,806
2007	13.201290	12.654442	-4.14%	45,745
2006	11.175422	13.201290	18.13%	21,204
2005*	10.000000	11.175422	11.75%	4,836
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.923860	14.945997	0.15%	444,476
2013	13.275810	14.923860	12.41%	514,991
2012	12.288096	13.275810	8.04%	528,514
2011	12.978965	12.288096	-5.32%	535,597
2010	12.035254	12.978965	7.84%	514,898
2009*	10.000000	12.035254	20.35%	218,544
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.197325	12.657171	3.77%	6,240
2013*	10.000000	12.197325	21.97%	172
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.856344	8.56%	5,119
107

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	32.186213	33.242517	3.28%	68,298
2013	23.280544	32.186213	38.25%	77,622
2012	20.473298	23.280544	13.71%	92,208
2011	20.720623	20.473298	-1.19%	105,966
2010	16.760592	20.720623	23.63%	112,539
2009	13.644443	16.760592	22.84%	57,584
2008	20.102320	13.644443	-32.13%	33,527
2007	20.597299	20.102320	-2.40%	28,474
2006	18.322676	20.597299	12.41%	31,107
2005	17.390155	18.322676	5.36%	25,651
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.674639	24.085928	11.12%	94,485
2013	16.749922	21.674639	29.40%	111,343
2012	14.764267	16.749922	13.45%	137,863
2011	14.787085	14.764267	-0.15%	145,392
2010	13.140125	14.787085	12.53%	153,824
2009	10.610643	13.140125	23.84%	151,239
2008	17.230487	10.610643	-38.42%	118,808
2007	16.705238	17.230487	3.14%	105,879
2006	14.757838	16.705238	13.20%	92,999
2005	14.382267	14.757838	2.61%	72,780
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.520863	21.739768	5.94%	63,470
2013	17.286242	20.520863	18.71%	79,097
2012	15.975323	17.286242	8.21%	82,470
2011	14.952491	15.975323	6.84%	82,356
2010	13.228460	14.952491	13.03%	81,040
2009	11.015450	13.228460	20.09%	62,040
2008	15.953656	11.015450	-30.95%	44,436
2007	15.198002	15.953656	4.97%	38,292
2006	13.310580	15.198002	14.18%	51,956
2005	13.011223	13.310580	2.30%	32,641
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	19.448752	19.360898	-0.45%	0
2013	13.355199	19.448752	45.63%	0
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
2010	10.416903	13.388778	28.53%	518
2009	8.430458	10.416903	23.56%	441
2008	13.789376	8.430458	-38.86%	290
2007	15.821007	13.789376	-12.84%	290
2006	15.554423	15.821007	1.71%	290
2005	14.997346	15.554423	3.71%	555
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.041128	9.921864	-1.19%	0
108

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	16.282113	15.784293	-3.06%	0
2013	14.272246	16.282113	14.08%	0
2012	13.203206	14.272246	8.10%	0
2011	14.221336	13.203206	-7.16%	0
2010	12.808384	14.221336	11.03%	0
2009	11.509681	12.808384	11.28%	0
2008	16.656504	11.509681	-30.90%	0
2007	15.463850	16.656504	7.71%	0
2006	13.593219	15.463850	13.76%	0
2005	13.604024	13.593219	-0.08%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.213100	13.437907	1.70%	81,758
2013	13.348274	13.213100	-1.01%	88,588
2012	12.413950	13.348274	7.53%	76,330
2011	12.387889	12.413950	0.21%	100,129
2010	11.644119	12.387889	6.39%	124,631
2009	9.863406	11.644119	18.05%	142,580
2008	10.859284	9.863406	-9.17%	147,285
2007	10.513347	10.859284	3.29%	169,012
2006	10.296493	10.513347	2.11%	135,386
2005	10.376971	10.296493	-0.78%	107,568
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.451944	14.796984	2.39%	106,459
2013	12.994518	14.451944	11.22%	141,890
2012	11.853500	12.994518	9.63%	162,906
2011	12.115952	11.853500	-2.17%	174,765
2010	10.956998	12.115952	10.58%	182,983
2009	8.996925	10.956998	21.79%	164,799
2008	12.237236	8.996925	-26.48%	48,979
2007	11.488747	12.237236	6.51%	18,713
2006	10.670550	11.488747	7.67%	21,651
2005*	10.000000	10.670550	6.71%	909
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.929274	15.342047	2.76%	577,643
2013	13.140604	14.929274	13.61%	634,360
2012	11.829064	13.140604	11.09%	697,356
2011	12.190669	11.829064	-2.97%	655,266
2010	10.852605	12.190669	12.33%	723,578
2009	8.592820	10.852605	26.30%	551,215
2008	13.015105	8.592820	-33.98%	265,376
2007	12.047375	13.015105	8.03%	199,962
2006	10.976545	12.047375	9.76%	117,671
2005*	10.000000	10.976545	9.77%	88,120
109

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.557219	16.009966	2.91%	39,718
2013	13.042099	15.557219	19.28%	45,140
2012	11.525200	13.042099	13.16%	51,475
2011	12.071604	11.525200	-4.53%	50,105
2010	10.601792	12.071604	13.86%	42,538
2009	8.225886	10.601792	28.88%	49,100
2008	13.541827	8.225886	-39.26%	15,606
2007	12.409354	13.541827	9.13%	32,390
2006	11.184232	12.409354	10.95%	26,220
2005*	10.000000	11.184232	11.84%	21,638
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.465593	16.683154	-14.29%	39,120
2013	15.958849	19.465593	21.97%	55,023
2012	15.509505	15.958849	2.90%	63,186
2011	16.651031	15.509505	-6.86%	66,766
2010	14.222735	16.651031	17.07%	83,906
2009	9.809426	14.222735	44.99%	90,858
2008	21.898425	9.809426	-55.20%	74,473
2007	15.304969	21.898425	43.08%	73,559
2006	13.357393	15.304969	14.58%	56,123
2005*	10.000000	13.357393	33.57%	16,697
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	21.018038	22.401267	6.58%	217,597
2013	16.735236	21.018038	25.59%	228,693
2012	14.552109	16.735236	15.00%	270,976
2011	14.714425	14.552109	-1.10%	349,821
2010	13.032263	14.714425	12.91%	339,049
2009	10.212523	13.032263	27.61%	241,204
2008	18.176748	10.212523	-43.82%	202,032
2007	18.269816	18.176748	-0.51%	182,146
2006	15.504390	18.269816	17.84%	155,265
2005	14.947116	15.504390	3.73%	115,192
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	22.094915	24.098990	9.07%	91,641
2013	16.535427	22.094915	33.62%	91,226
2012	14.711717	16.535427	12.40%	108,261
2011	14.978073	14.711717	-1.78%	118,091
2010	12.307758	14.978073	21.70%	138,430
2009	9.789375	12.307758	25.73%	121,324
2008	18.910316	9.789375	-48.23%	110,723
2007	15.197310	18.910316	24.43%	84,871
2006	14.513399	15.197310	4.71%	63,785
2005	14.000748	14.513399	3.66%	42,058
110

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.158621	13.654647	3.77%	1,141,118
2013	13.675795	13.158621	-3.78%	1,240,707
2012	13.181320	13.675795	3.75%	1,225,415
2011	12.533669	13.181320	5.17%	1,196,556
2010	11.861582	12.533669	5.67%	1,252,195
2009	10.455436	11.861582	13.45%	1,697,557
2008	11.023236	10.455436	-5.15%	1,457,926
2007	10.780356	11.023236	2.25%	1,527,835
2006	10.536024	10.780356	2.32%	573,993
2005	10.523767	10.536024	0.12%	108,330
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.432944	35.870883	4.18%	177,184
2013	25.793803	34.432944	33.49%	210,948
2012	22.916990	25.793803	12.55%	260,908
2011	26.163996	22.916990	-12.41%	292,171
2010	20.711886	26.163996	26.32%	321,582
2009	15.084376	20.711886	37.31%	320,254
2008	25.422593	15.084376	-40.67%	249,074
2007	22.436487	25.422593	13.31%	230,176
2006	20.315297	22.436487	10.44%	195,611
2005	17.519636	20.315297	15.96%	147,988
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	23.728933	21.379298	-9.90%	593
2013	18.554195	23.728933	27.89%	593
2012	15.688360	18.554195	18.27%	593
2011	19.317013	15.688360	-18.78%	1,594
2010	17.425249	19.317013	10.86%	1,594
2009	14.051348	17.425249	24.01%	1,594
2008	25.521269	14.051348	-44.94%	1,594
2007	22.193606	25.521269	14.99%	1,594
2006	19.179150	22.193606	15.72%	1,746
2005	16.433121	19.179150	16.71%	2,702
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	28.882321	30.225071	4.65%	1,678
2013	22.580709	28.882321	27.91%	3,946
2012	18.088260	22.580709	24.84%	6,754
2011	20.239014	18.088260	-10.63%	7,348
2010	16.304818	20.239014	24.13%	7,757
2009	10.559959	16.304818	54.40%	8,282
2008	22.064612	10.559959	-52.14%	9,584
2007	21.300753	22.064612	3.59%	9,843
2006	18.687545	21.300753	13.98%	12,936
2005	18.568815	18.687545	0.64%	12,088
111

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.155342	12.282750	1.05%	68,441
2013	9.995709	12.155342	21.61%	94,831
2012	8.821565	9.995709	13.31%	141,131
2011	9.118982	8.821565	-3.26%	142,660
2010	8.418116	9.118982	8.33%	146,115
2009	6.578070	8.418116	27.97%	108,466
2008*	10.000000	6.578070	-34.22%	14,897
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.355460	14.755268	2.79%	198,736
2013	12.823360	14.355460	11.95%	290,657
2012	11.586341	12.823360	10.68%	382,080
2011	11.517649	11.586341	0.60%	411,962
2010	10.404178	11.517649	10.70%	475,439
2009	7.809563	10.404178	33.22%	442,502
2008	11.299943	7.809563	-30.89%	342,705
2007	11.085844	11.299943	1.93%	321,073
2006*	10.000000	11.085844	10.86%	46,305
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	22.904150	24.466302	6.82%	56,844
2013	17.975242	22.904150	27.42%	62,478
2012	16.341438	17.975242	10.00%	66,354
2011	15.690609	16.341438	4.15%	72,610
2010	13.237176	15.690609	18.53%	92,368
2009	11.481566	13.237176	15.29%	107,533
2008	16.030637	11.481566	-28.38%	124,663
2007	16.768456	16.030637	-4.40%	143,427
2006	14.571240	16.768456	15.08%	163,966
2005	14.338735	14.571240	1.62%	151,473
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.877872	31.498756	-1.19%	172,527
2013	23.815169	31.877872	33.86%	193,133
2012	20.475326	23.815169	16.31%	236,748
2011	21.653562	20.475326	-5.44%	283,285
2010	17.188036	21.653562	25.98%	279,961
2009	13.545032	17.188036	26.90%	427,776
2008	20.582439	13.545032	-34.19%	92,577
2007	21.461905	20.582439	-4.10%	86,628
2006	18.672305	21.461905	14.94%	71,941
2005	17.472125	18.672305	6.87%	55,135
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.318140	-6.82%	56,674
112

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	24.254593	21.177287	-12.69%	137,009
2013	20.075043	24.254593	20.82%	847
2012	17.282333	20.075043	16.16%	854
2011	19.682940	17.282333	-12.20%	1,053
2010	18.479732	19.682940	6.51%	1,457
2009	13.724837	18.479732	34.64%	1,983
2008	23.430527	13.724837	-41.42%	2,501
2007	20.657060	23.430527	13.43%	7,165
2006	17.311415	20.657060	19.33%	8,415
2005	15.992577	17.311415	8.25%	8,547
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.724029	9.728973	0.05%	129,837
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.116632	11.108515	-8.32%	3,606
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.149472	16.501542	-3.78%	2,499
2013	13.231297	17.149472	29.61%	4,417
2012	10.982532	13.231297	20.48%	5,057
2011	11.280501	10.982532	-2.64%	1,796
2010*	10.000000	11.280501	12.81%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.207581	14.036442	6.28%	21,155
2013	9.615981	13.207581	37.35%	20,020
2012*	10.000000	9.615981	-3.84%	27,647
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.531340	12.825380	2.35%	1,263
2013	9.928417	12.531340	26.22%	540
2012*	10.000000	9.928417	-0.72%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.032547	13.789343	5.81%	48,851
2013	9.710282	13.032547	34.21%	67,675
2012*	10.000000	9.710282	-2.90%	82,453
113

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.571392	15.424075	-6.92%	161,245
2013	13.478931	16.571392	22.94%	200,219
2012	11.512000	13.478931	17.09%	220,095
2011	12.626540	11.512000	-8.83%	256,062
2010	11.825400	12.626540	6.77%	266,929
2009*	10.000000	11.825400	18.25%	95,154
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.705933	11.720147	0.12%	16,308
2013	10.782323	11.705933	8.57%	13,373
2012*	10.000000	10.782323	7.82%	6,674
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.814288	13.580801	5.98%	24,243
2013	10.037435	12.814288	27.66%	29,293
2012*	10.000000	10.037435	0.37%	19,024
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	21.481798	22.844673	6.34%	1,417
2013	18.250267	21.481798	17.71%	1,417
2012	16.384652	18.250267	11.39%	1,417
2011	16.452918	16.384652	-0.41%	1,417
2010	15.488254	16.452918	6.23%	1,417
2009	12.552746	15.488254	23.39%	1,417
2008	15.220939	12.552746	-17.53%	1,417
2007	14.048292	15.220939	8.35%	0
2006	12.949158	14.048292	8.49%	0
2005	12.241351	12.949158	5.78%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.956617	28.727558	6.57%	114,989
2013	20.962185	26.956617	28.60%	140,875
2012	17.226388	20.962185	21.69%	149,544
2011	18.840477	17.226388	-8.57%	170,215
2010	18.009002	18.840477	4.62%	169,048
2009	12.553269	18.009002	43.46%	129,060
2008	22.943703	12.553269	-45.29%	47,925
2007	17.092574	22.943703	34.23%	16,741
2006	15.942807	17.092574	7.21%	922
2005	14.415779	15.942807	10.59%	842
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.208445	14.190371	7.43%	2,326
2013	9.929462	13.208445	33.02%	1,860
2012*	10.000000	9.929462	-0.71%	2,188
114

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	33.130857	28.611695	-13.64%	35,670
2013	29.506835	33.130857	12.28%	43,648
2012	26.536056	29.506835	11.20%	50,920
2011	39.916616	26.536056	-33.52%	79
2010	32.496924	39.916616	22.83%	407
2009	18.470555	32.496924	75.94%	407
2008	39.355413	18.470555	-53.07%	702
2007	31.292247	39.355413	25.77%	1,003
2006	21.719936	31.292247	44.07%	1,003
2005	16.754159	21.719936	29.64%	1,003
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.812785	9.193954	-6.31%	4,357
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.148077	12.858653	-9.11%	2,620
2013	10.196918	14.148077	38.75%	6,505
2012*	10.000000	10.196918	1.97%	5,811
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.900646	26.960908	8.27%	593,308
2013	18.690785	24.900646	33.22%	686,956
2012	16.417040	18.690785	13.85%	742,299
2011	16.787166	16.417040	-2.20%	855,481
2010	15.362835	16.787166	9.27%	855,935
2009	12.769555	15.362835	20.31%	972,282
2008	19.324816	12.769555	-33.92%	184,111
2007	18.282573	19.324816	5.70%	134,402
2006	15.440964	18.282573	18.40%	87,397
2005	14.760636	15.440964	4.61%	50,506
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.772760	14.678641	-0.64%	41,726
2013	11.780323	14.772760	25.40%	35,938
2012	10.342861	11.780323	13.90%	28,390
2011	10.717202	10.342861	-3.49%	39,825
2010*	10.000000	10.717202	7.17%	31,075
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.866247	14.036894	9.10%	21,716
2013	10.119285	12.866247	27.15%	22,613
2012	9.052463	10.119285	11.78%	19,789
2011*	10.000000	9.052463	-9.48%	13,590
115

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.805247	21.978136	10.97%	238,637
2013	15.309114	19.805247	29.37%	274,241
2012	13.615559	15.309114	12.44%	314,776
2011	13.790494	13.615559	-1.27%	352,674
2010	12.404567	13.790494	11.17%	404,534
2009*	10.000000	12.404567	24.05%	35,608
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.679983	14.111333	3.15%	12,624,399
2013	11.293817	13.679983	21.13%	14,449,521
2012	9.934130	11.293817	13.69%	15,242,311
2011	10.017612	9.934130	-0.83%	15,725,774
2010	9.102112	10.017612	10.06%	16,350,938
2009	7.506594	9.102112	21.25%	12,020,709
2008	10.880072	7.506594	-31.01%	6,237,047
2007	10.434128	10.880072	4.27%	3,010,520
2006*	10.000000	10.434128	4.34%	859,430
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.979648	11.324564	3.14%	3,419,436
2013	11.470453	10.979648	-4.28%	3,794,068
2012	11.122824	11.470453	3.13%	3,119,079
2011	10.707494	11.122824	3.88%	2,935,705
2010	10.282254	10.707494	4.14%	3,062,258
2009	9.331593	10.282254	10.19%	2,280,381
2008	10.538162	9.331593	-11.45%	984,279
2007	10.416259	10.538162	1.17%	378,479
2006*	10.000000	10.416259	4.16%	48,099
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.917365	14.925333	0.05%	354,020
2013	11.802543	14.917365	26.39%	389,952
2012	9.839907	11.802543	19.95%	432,828
2011	11.042898	9.839907	-10.89%	494,860
2010	10.098290	11.042898	9.35%	512,318
2009	7.258389	10.098290	39.13%	462,283
2008	12.039659	7.258389	-39.71%	376,937
2007	10.715931	12.039659	12.35%	261,888
2006*	10.000000	10.715931	7.16%	88,162
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.442503	14.272660	6.18%	672,498
2013	10.556109	13.442503	27.34%	775,632
2012	9.151941	10.556109	15.34%	897,124
2011	9.772798	9.151941	-6.35%	974,736
2010	8.415640	9.772798	16.13%	1,017,998
2009	6.171929	8.415640	36.35%	910,188
2008	11.260943	6.171929	-45.19%	841,001
2007	10.243775	11.260943	9.93%	520,738
2006*	10.000000	10.243775	2.44%	163,222
116

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.020395	13.017917	8.30%	3,255,286
2013	9.200983	12.020395	30.64%	3,829,770
2012	8.000182	9.200983	15.01%	3,849,981
2011	8.328583	8.000182	-3.94%	3,930,735
2010	7.638486	8.328583	9.03%	4,090,698
2009	5.948820	7.638486	28.40%	2,971,513
2008	9.776234	5.948820	-39.15%	1,113,125
2007*	10.000000	9.776234	-2.24%	238,781
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.435544	19.582429	0.76%	48,904
2013	18.475098	19.435544	5.20%	5,526
2012	16.415411	18.475098	12.55%	5,551
2011	16.092715	16.415411	2.01%	5,837
2010	14.475127	16.092715	11.17%	9,839
2009	10.091024	14.475127	43.45%	11,232
2008	14.263038	10.091024	-29.25%	13,641
2007	14.077197	14.263038	1.32%	17,043
2006	12.953685	14.077197	8.67%	17,144
2005	12.877246	12.953685	0.59%	17,214
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.619836	24.207767	7.02%	253,506
2013	17.015902	22.619836	32.93%	294,466
2012	14.656457	17.015902	16.10%	343,183
2011	15.307241	14.656457	-4.25%	399,554
2010	13.495264	15.307241	13.43%	431,706
2009	10.708491	13.495264	26.02%	375,322
2008	17.361358	10.708491	-38.32%	438,030
2007	18.145324	17.361358	-4.32%	842,114
2006	15.981000	18.145324	13.54%	457,159
2005	15.646565	15.981000	2.14%	107,315
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.193947	12.766378	4.69%	43,912
2013	8.646821	12.193947	41.02%	47,915
2012	7.532982	8.646821	14.79%	59,471
2011	8.678463	7.532982	-13.20%	109,692
2010	7.655149	8.678463	13.37%	100,376
2009	5.093703	7.655149	50.29%	59,569
2008*	10.000000	5.093703	-49.06%	14,737
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.531460	14.691900	8.58%	614,454
2013	9.940186	13.531460	36.13%	694,662
2012	9.083641	9.940186	9.43%	791,626
2011	9.557223	9.083641	-4.96%	903,066
2010	7.872447	9.557223	21.40%	877,070
2009	6.103951	7.872447	28.97%	1,544,686
2008*	10.000000	6.103951	-38.96%	1,824,934
117

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.133258	12.456988	2.67%	15,166
2013	9.537949	12.133258	27.21%	35,034
2012	8.358114	9.537949	14.12%	35,692
2011	9.086283	8.358114	-8.01%	35,793
2010	8.044836	9.086283	12.95%	35,913
2009	6.337755	8.044836	26.94%	29,152
2008*	10.000000	6.337755	-36.62%	1,997
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.012839	12.309826	2.47%	4,460,319
2013	10.663756	12.012839	12.65%	5,011,105
2012	9.773150	10.663756	9.11%	3,884,437
2011	10.082476	9.773150	-3.07%	4,035,737
2010	9.294787	10.082476	8.47%	3,895,415
2009	7.895368	9.294787	17.72%	2,229,026
2008*	10.000000	7.895368	-21.05%	419,535
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.195542	12.544967	2.87%	9,734,944
2013	10.237652	12.195542	19.12%	10,935,479
2012	9.169449	10.237652	11.65%	11,457,173
2011	9.665696	9.169449	-5.13%	11,694,012
2010	8.753321	9.665696	10.42%	11,929,153
2009	7.175372	8.753321	21.99%	6,737,424
2008*	10.000000	7.175372	-28.25%	794,625
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.430565	11.605240	1.53%	1,895,215
2013	11.087244	11.430565	3.10%	2,051,726
2012	10.497989	11.087244	5.61%	2,275,283
2011	10.535889	10.497989	-0.36%	2,291,167
2010	10.040691	10.535889	4.93%	2,181,267
2009	9.042194	10.040691	11.04%	1,058,327
2008*	10.000000	9.042194	-9.58%	99,865
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.792845	10.843625	0.47%	19,565
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.930952	10.848497	-0.75%	6,848
2013*	10.000000	10.930952	9.31%	582
118

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.108469	12.440261	2.74%	7,633,081
2013	10.461468	12.108469	15.74%	8,527,848
2012	9.476046	10.461468	10.40%	9,436,431
2011	9.874824	9.476046	-4.04%	10,051,335
2010	9.024479	9.874824	9.42%	9,993,060
2009	7.532112	9.024479	19.81%	5,424,838
2008*	10.000000	7.532112	-24.68%	756,654
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.145260	12.477060	2.73%	2,244,470
2013	9.946771	12.145260	22.10%	2,613,357
2012	8.835604	9.946771	12.58%	2,997,455
2011	9.433360	8.835604	-6.34%	3,195,197
2010	8.473381	9.433360	11.33%	3,493,256
2009	6.813408	8.473381	24.36%	2,766,615
2008*	10.000000	6.813408	-31.87%	1,618,458
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.865930	12.134187	2.26%	1,401,171
2013	10.857085	11.865930	9.29%	1,544,764
2012	10.042298	10.857085	8.11%	1,788,483
2011	10.248492	10.042298	-2.01%	1,780,917
2010	9.566746	10.248492	7.13%	1,944,355
2009	8.274211	9.566746	15.62%	1,224,580
2008*	10.000000	8.274211	-17.26%	196,509
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.634780	11.966029	2.85%	421,795
2013	12.099576	11.634780	-3.84%	435,982
2012	11.458211	12.099576	5.60%	449,480
2011	10.976951	11.458211	4.38%	446,758
2010	10.463248	10.976951	4.91%	419,285
2009	9.807050	10.463248	6.69%	651,015
2008*	10.000000	9.807050	-1.93%	12,287
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.583641	12.966964	3.05%	231,379
2013	13.075685	12.583641	-3.76%	231,552
2012	12.424769	13.075685	5.24%	226,677
2011	11.924351	12.424769	4.20%	223,149
2010	11.225826	11.924351	6.22%	215,818
2009	9.812853	11.225826	14.40%	67,028
2008*	10.000000	9.812853	-1.87%	1,259
119

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	31.854512	29.503519	-7.38%	39,175
2013	32.283453	31.854512	-1.33%	0
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	849
2010	32.429811	36.932972	13.89%	849
2009	20.238876	32.429811	60.24%	849
2008	48.966528	20.238876	-58.67%	849
2007	34.329087	48.966528	42.64%	849
2006	25.630840	34.329087	33.94%	849
2005	19.712603	25.630840	30.02%	849
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.218455	12.553135	2.74%	827,059
2013	12.961773	12.218455	-5.73%	909,135
2012	12.801881	12.961773	1.25%	862,416
2011	12.147918	12.801881	5.38%	871,759
2010	11.800022	12.147918	2.95%	926,827
2009	11.695753	11.800022	0.89%	1,426,562
2008	11.050957	11.695753	5.83%	1,591,698
2007	10.497385	11.050957	5.27%	1,347,968
2006	10.338406	10.497385	1.54%	557,369
2005	10.189502	10.338406	1.46%	86,796
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.887692	8.669291	-2.46%	159,189
2013	7.694573	8.887692	15.51%	189,955
2012	6.796997	7.694573	13.21%	198,615
2011	7.686505	6.796997	-11.57%	220,021
2010	6.923092	7.686505	11.03%	217,601
2009	5.443293	6.923092	27.19%	215,332
2008*	10.000000	5.443293	-45.57%	25,777
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.263564	9.459956	-7.83%	51,089
2013	8.632502	10.263564	18.89%	50,018
2012	7.432925	8.632502	16.14%	63,429
2011	8.680525	7.432925	-14.37%	63,212
2010	8.226406	8.680525	5.52%	55,577
2009	6.510364	8.226406	26.36%	48,745
2008	11.644002	6.510364	-44.09%	36,462
2007	10.835236	11.644002	7.46%	11,808
2006*	10.000000	10.835236	8.35%	4,723
120

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.846408	23.565644	3.15%	268,361
2013	18.273978	22.846408	25.02%	261,722
2012	16.048045	18.273978	13.87%	380,556
2011	17.001736	16.048045	-5.61%	422,291
2010	15.095973	17.001736	12.62%	452,820
2009	12.078766	15.095973	24.98%	358,564
2008	19.466359	12.078766	-37.95%	178,463
2007	18.700744	19.466359	4.09%	240,846
2006	16.285762	18.700744	14.83%	258,711
2005	15.356948	16.285762	6.05%	217,961
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.734335	15.140265	2.75%	1,082,892
2013	13.221841	14.734335	11.44%	1,137,351
2012	12.303112	13.221841	7.47%	1,066,770
2011	12.411964	12.303112	-0.88%	893,917
2010	11.503903	12.411964	7.89%	870,876
2009*	10.000000	11.503903	15.04%	349,850
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.731206	17.295177	3.37%	2,321,469
2013	14.250979	16.731206	17.40%	2,563,063
2012	12.922393	14.250979	10.28%	2,630,474
2011	13.276309	12.922393	-2.67%	2,623,921
2010	12.061576	13.276309	10.07%	2,593,691
2009*	10.000000	12.061576	20.62%	1,241,082
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.392845	13.670380	2.07%	1,498,865
2013	13.003124	13.392845	3.00%	1,626,037
2012	12.584001	13.003124	3.33%	1,785,971
2011	12.442939	12.584001	1.13%	1,752,231
2010	11.959774	12.442939	4.04%	1,450,079
2009	11.159036	11.959774	7.18%	1,154,356
2008	12.085719	11.159036	-7.67%	518,679
2007	11.673956	12.085719	3.53%	435,001
2006	11.191464	11.673956	4.31%	310,529
2005	11.025641	11.191464	1.50%	369,029
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.716307	10.711302	-0.05%	6,830
2013*	10.000000	10.716307	7.16%	0
121

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.205323	18.813468	3.34%	4,716,526
2013	15.887798	18.205323	14.59%	5,177,418
2012	14.593590	15.887798	8.87%	5,621,933
2011	14.858981	14.593590	-1.79%	5,912,259
2010	13.635381	14.858981	8.97%	5,389,223
2009	11.649125	13.635381	17.05%	4,053,091
2008	15.437685	11.649125	-24.54%	2,161,576
2007	14.872451	15.437685	3.80%	1,862,090
2006	13.593344	14.872451	9.41%	1,366,364
2005	13.132916	13.593344	3.51%	861,297
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.924427	21.577330	3.12%	1,640,136
2013	17.402708	20.924427	20.24%	1,818,107
2012	15.570810	17.402708	11.76%	1,995,916
2011	16.191935	15.570810	-3.84%	2,168,510
2010	14.605638	16.191935	10.86%	2,301,148
2009	11.950716	14.605638	22.22%	2,298,916
2008	17.729297	11.950716	-32.59%	1,912,568
2007	17.001173	17.729297	4.28%	1,574,411
2006	15.106544	17.001173	12.54%	925,832
2005	14.359307	15.106544	5.20%	262,657
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.853731	16.314521	2.91%	1,453,905
2013	14.603455	15.853731	8.56%	1,599,641
2012	13.758057	14.603455	6.14%	1,595,537
2011	13.719595	13.758057	0.28%	1,442,358
2010	12.867974	13.719595	6.62%	1,397,388
2009	11.432441	12.867974	12.56%	1,153,558
2008	13.696706	11.432441	-16.53%	668,566
2007	13.170301	13.696706	4.00%	577,550
2006	12.362921	13.170301	6.53%	487,133
2005	12.042290	12.362921	2.66%	323,178
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.503983	21.870050	6.66%	294,511
2013	15.312714	20.503983	33.90%	331,783
2012	13.161472	15.312714	16.34%	388,602
2011	13.738189	13.161472	-4.20%	466,857
2010	12.885329	13.738189	6.62%	574,718
2009*	10.000000	12.885329	28.85%	4,354
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.119435	1.19%	0
122

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.690390	32.993849	7.51%	60,167
2013	23.477812	30.690390	30.72%	68,875
2012	20.342486	23.477812	15.41%	76,827
2011	21.244633	20.342486	-4.25%	84,953
2010	17.133429	21.244633	24.00%	86,245
2009	12.751660	17.133429	34.36%	83,414
2008	20.427933	12.751660	-37.58%	45,377
2007	19.332334	20.427933	5.67%	30,626
2006	17.905052	19.332334	7.97%	21,368
2005	16.256166	17.905052	10.14%	18,512
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.598934	9.430955	-1.75%	1,847,070
2013	9.769905	9.598934	-1.75%	1,966,969
2012	9.944406	9.769905	-1.75%	2,011,289
2011	10.121033	9.944406	-1.75%	2,035,697
2010	10.301295	10.121033	-1.75%	2,037,529
2009	10.480380	10.301295	-1.71%	1,607,830
2008	10.452394	10.480380	0.27%	768,769
2007	10.152993	10.452394	2.95%	711,569
2006	9.885496	10.152993	2.71%	294,853
2005	9.799630	9.885496	0.88%	183,812
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.535835	14.836111	2.07%	309,070
2013	14.962997	14.535835	-2.85%	301,809
2012	13.568081	14.962997	10.28%	277,177
2011	13.083288	13.568081	3.71%	266,426
2010	12.041376	13.083288	8.65%	271,292
2009	9.853499	12.041376	22.20%	224,969
2008	12.125745	9.853499	-18.74%	121,711
2007	11.797281	12.125745	2.78%	94,129
2006	11.452724	11.797281	3.01%	50,630
2005	11.407467	11.452724	0.40%	33,886
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.849797	10.515782	-3.08%	819,193
2013	9.120622	10.849797	18.96%	872,532
2012	8.036198	9.120622	13.49%	925,250
2011	9.050027	8.036198	-11.20%	1,044,556
2010	8.093736	9.050027	11.82%	985,664
2009	6.052492	8.093736	33.73%	1,499,012
2008*	10.000000	6.052492	-39.48%	1,605,244
123

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.879954	14.979570	-11.26%	207,505
2013	14.192942	16.879954	18.93%	0
2012	12.342202	14.192942	15.00%	0
2011	15.028489	12.342202	-17.87%	0
2010	14.444525	15.028489	4.04%	0
2009	11.352016	14.444525	27.24%	0
2008	21.589059	11.352016	-47.42%	0
2007	21.396244	21.589059	0.90%	816
2006	17.790715	21.396244	20.27%	816
2005	16.197590	17.790715	9.84%	816
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.972341	14.038767	8.22%	364,742
2013	9.822877	12.972341	32.06%	418,816
2012	8.608756	9.822877	14.10%	441,741
2011	9.054459	8.608756	-4.92%	515,213
2010	7.988688	9.054459	13.34%	526,366
2009	6.285917	7.988688	27.09%	958,399
2008*	10.000000	6.285917	-37.14%	10,425
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.303435	13.326338	8.31%	98,122
2013	9.274032	12.303435	32.67%	97,118
2012	8.027444	9.274032	15.53%	96,819
2011	8.700219	8.027444	-7.73%	112,507
2010	7.854021	8.700219	10.77%	137,317
2009	6.274075	7.854021	25.18%	136,800
2008*	10.000000	6.274075	-37.26%	12,252
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.802708	14.065582	1.90%	439,466
2013	10.135533	13.802708	36.18%	465,069
2012	8.998670	10.135533	12.63%	524,372
2011	9.585284	8.998670	-6.12%	619,447
2010	7.714076	9.585284	24.26%	616,327
2009	6.196535	7.714076	24.49%	895,771
2008*	10.000000	6.196535	-38.03%	580,177
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.715228	16.918435	14.97%	386,909
2013	11.038815	14.715228	33.30%	438,512
2012	9.657332	11.038815	14.31%	508,392
2011	10.062592	9.657332	-4.03%	591,440
2010	8.560970	10.062592	17.54%	601,843
2009	6.678536	8.560970	28.19%	888,140
2008*	10.000000	6.678536	-33.21%	1,171,386
124

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.720263	21.881801	0.74%	19,757
2013	15.357297	21.720263	41.43%	18,470
2012	13.821797	15.357297	11.11%	18,943
2011	14.189699	13.821797	-2.59%	30,715
2010	11.544128	14.189699	22.92%	38,785
2009	9.238210	11.544128	24.96%	28,215
2008	17.587905	9.238210	-47.47%	30,881
2007	16.349615	17.587905	7.57%	47,627
2006	16.157720	16.349615	1.19%	31,218
2005	15.263895	16.157720	5.86%	25,778
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	31.375631	32.912037	4.90%	11,190
2013	22.806201	31.375631	37.57%	16,024
2012	19.295405	22.806201	18.19%	16,529
2011	20.771140	19.295405	-7.10%	19,889
2010	16.715464	20.771140	24.26%	22,832
2009	13.517550	16.715464	23.66%	27,747
2008	20.323216	13.517550	-33.49%	22,938
2007	22.299337	20.323216	-8.86%	22,334
2006	19.381755	22.299337	15.05%	17,786
2005	19.192160	19.381755	0.99%	14,966
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.361478	29.007985	-1.20%	26,170
2013	21.262124	29.361478	38.09%	27,153
2012	18.781832	21.262124	13.21%	30,605
2011	20.293371	18.781832	-7.45%	37,577
2010	16.526315	20.293371	22.79%	40,600
2009	12.512624	16.526315	32.08%	48,370
2008	20.659969	12.512624	-39.44%	136,633
2007	20.638995	20.659969	0.10%	113,624
2006	18.796627	20.638995	9.80%	104,574
2005	17.079751	18.796627	10.05%	32,692
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.557070	21.485335	9.86%	408,910
2013	15.219252	19.557070	28.50%	464,546
2012	13.606781	15.219252	11.85%	507,823
2011	13.796466	13.606781	-1.37%	598,417
2010	12.402068	13.796466	11.24%	583,772
2009	10.053611	12.402068	23.36%	977,649
2008	17.525749	10.053611	-42.64%	1,213,908
2007	16.534481	17.525749	6.00%	995,030
2006	14.839520	16.534481	11.42%	412,222
2005	14.109763	14.839520	5.17%	8,386
125

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.880056	13.747681	26.36%	81,531
2013	10.782698	10.880056	0.90%	103,505
2012	9.495610	10.782698	13.55%	107,708
2011	9.105436	9.495610	4.29%	136,314
2010	7.138633	9.105436	27.55%	188,777
2009	5.567096	7.138633	28.23%	212,464
2008*	10.000000	5.567096	-44.33%	12,966
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.663193	12.957639	11.10%	23,892
2013*	10.000000	11.663193	16.63%	1,807
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.360863	10.229826	-1.26%	217,806
2013	10.534295	10.360863	-1.65%	231,849
2012	10.357453	10.534295	1.71%	218,112
2011	10.406354	10.357453	-0.47%	245,558
2010	10.341446	10.406354	0.63%	272,573
2009	9.826970	10.341446	5.24%	265,263
2008*	10.000000	9.826970	-1.73%	25,675
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.531398	12.872484	2.72%	1,410
2013*	10.000000	12.531398	25.31%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.051858	14.486038	-9.75%	726,538
2013	13.604035	16.051858	17.99%	744,857
2012	11.581113	13.604035	17.47%	808,918
2011	13.459684	11.581113	-13.96%	886,685
2010	12.881784	13.459684	4.49%	783,848
2009*	10.000000	12.881784	28.82%	1,185,560
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.241052	10.123198	-1.15%	594,585
2013	10.359573	10.241052	-1.14%	621,455
2012	10.080351	10.359573	2.77%	632,186
2011	10.229857	10.080351	-1.46%	630,104
2010	9.889402	10.229857	3.44%	575,554
2009	8.881836	9.889402	11.34%	776,221
2008	10.442362	8.881836	-14.94%	1,262,149
2007	10.145287	10.442362	2.93%	1,271,687
2006	9.909111	10.145287	2.38%	511,016
2005	9.941633	9.909111	-0.33%	85,189
126

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	19.269304	19.589132	1.66%	4,692
2013	13.448304	19.269304	43.28%	13,025
2012	12.578792	13.448304	6.91%	14,690
2011	12.939609	12.578792	-2.79%	10,939
2010	11.010583	12.939609	17.52%	17,792
2009	9.129398	11.010583	20.61%	19,250
2008	15.352476	9.129398	-40.53%	20,963
2007	15.547415	15.352476	-1.25%	20,564
2006	15.034039	15.547415	3.41%	20,717
2005	14.870180	15.034039	1.10%	14,657
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	21.971464	23.828110	8.45%	17,764
2013	16.251507	21.971464	35.20%	31,900
2012	14.905135	16.251507	9.03%	39,811
2011	15.652245	14.905135	-4.77%	48,153
2010	12.967155	15.652245	20.71%	52,482
2009	10.042218	12.967155	29.13%	67,174
2008	16.879012	10.042218	-40.50%	71,691
2007	15.965747	16.879012	5.72%	1,270,266
2006	14.291049	15.965747	11.72%	552,007
2005	13.611475	14.291049	4.99%	32,795
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.889338	28.967317	0.27%	36,425
2013	23.154137	28.889338	24.77%	0
2012	19.485172	23.154137	18.83%	1,278
2011	21.680358	19.485172	-10.13%	1,331
2010	19.071417	21.680358	13.68%	1,733
2009	13.929309	19.071417	36.92%	1,733
2008	23.760837	13.929309	-41.38%	1,973
2007	22.799883	23.760837	4.21%	5,711
2006	19.771731	22.799883	15.32%	5,711
2005	17.642303	19.771731	12.07%	5,711
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.929325	9.998625	0.70%	8,444
2013	10.143415	9.929325	-2.11%	6,694
2012*	10.000000	10.143415	1.43%	7,252
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.006445	-9.94%	4,953
127

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	21.029962	22.810911	8.47%	440,201
2013	16.284679	21.029962	29.14%	498,308
2012	14.214463	16.284679	14.56%	537,079
2011	14.512770	14.214463	-2.06%	648,284
2010	12.752848	14.512770	13.80%	650,460
2009	10.141101	12.752848	25.75%	988,644
2008	16.818258	10.141101	-39.70%	1,094,547
2007	16.437065	16.818258	2.32%	956,504
2006	14.577583	16.437065	12.76%	494,144
2005	14.030984	14.577583	3.90%	60,397
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	31.518440	34.575949	9.70%	34,771
2013	22.812364	31.518440	38.16%	34,685
2012	19.732795	22.812364	15.61%	43,102
2011	20.573839	19.732795	-4.09%	48,406
2010	17.016614	20.573839	20.90%	56,932
2009	12.652987	17.016614	34.49%	55,759
2008	20.773571	12.652987	-39.09%	348,365
2007	21.444172	20.773571	-3.13%	231,883
2006	19.034924	21.444172	12.66%	106,522
2005	17.657508	19.034924	7.80%	13,085
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.418202	10.282437	-1.30%	46,656
2013	10.592193	10.418202	-1.64%	54,670
2012*	10.000000	10.592193	5.92%	16,448
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.127227	9.093453	-0.37%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.773874	11.602645	-1.45%	78,910
2013	12.825863	11.773874	-8.20%	80,409
2012	12.405808	12.825863	3.39%	80,745
2011	11.646011	12.405808	6.52%	78,016
2010	10.837712	11.646011	7.46%	85,629
2009*	10.000000	10.837712	8.38%	36,039
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.402909	11.287188	-1.01%	785,563
2013	11.633026	11.402909	-1.98%	811,023
2012	11.196933	11.633026	3.89%	786,417
2011	11.282116	11.196933	-0.76%	745,018
2010	10.916941	11.282116	3.35%	733,051
2009*	10.000000	10.916941	9.17%	676,572
128

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.325496	10.567590	2.34%	112,927
2013	10.729699	10.325496	-3.77%	120,834
2012	9.973762	10.729699	7.58%	110,612
2011*	10.000000	9.973762	-0.26%	30,605
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.387640	20.004851	8.80%	5,003
2013	13.793737	18.387640	33.30%	5,072
2012	11.784717	13.793737	17.05%	5,221
2011	12.578016	11.784717	-6.31%	5,137
2010	11.192638	12.578016	12.38%	5,315
2009	8.775762	11.192638	27.54%	5,465
2008	14.570845	8.775762	-39.77%	6,866
2007	15.785091	14.570845	-7.69%	6,432
2006	13.860142	15.785091	13.89%	8,355
2005	13.405421	13.860142	3.39%	8,283
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	19.068804	17.465233	-8.41%	821
2013	15.154349	19.068804	25.83%	827
2012	12.652021	15.154349	19.78%	833
2011	15.502307	12.652021	-18.39%	839
2010	14.340444	15.502307	8.10%	906
2009	11.711052	14.340444	22.45%	912
2008	21.267332	11.711052	-44.93%	919
2007	19.976776	21.267332	6.46%	926
2006	15.918898	19.976776	25.49%	952
2005	14.440241	15.918898	10.24%	980
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	20.390550	21.981207	7.80%	31
2013	14.439686	20.390550	41.21%	52
2012	12.866770	14.439686	12.22%	430
2011	15.940852	12.866770	-19.28%	1,448
2010	13.431125	15.940852	18.69%	2,903
2009	8.340797	13.431125	61.03%	1,885
2008	13.482437	8.340797	-38.14%	245
2007	13.005932	13.482437	3.66%	245
2006	12.554562	13.005932	3.60%	2,573
2005	12.089308	12.554562	3.85%	2,604
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.700606	27.978326	28.93%	16,399
2013	14.674413	21.700606	47.88%	11,946
2012	11.401817	14.674413	28.70%	12,205
2011	10.512665	11.401817	8.46%	6,135
2010*	10.000000	10.512665	5.13%	782
129

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.944821	12.623666	5.68%	95,687
2013	12.228538	11.944821	-2.32%	102,783
2012	11.398966	12.228538	7.28%	104,000
2011	11.006698	11.398966	3.56%	99,727
2010	10.483703	11.006698	4.99%	116,735
2009	9.755312	10.483703	7.47%	136,369
2008	11.088437	9.755312	-12.02%	800,761
2007	10.727232	11.088437	3.37%	1,075,069
2006	10.542363	10.727232	1.75%	435,666
2005	10.323495	10.542363	2.12%	68,579
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	21.367349	21.600197	1.09%	0
2013	23.835104	21.367349	-10.35%	0
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
2010	18.176215	19.597902	7.82%	0
2009	14.218283	18.176215	27.84%	0
2008	17.021413	14.218283	-16.47%	0
2007	16.284877	17.021413	4.52%	0
2006	14.958123	16.284877	8.87%	0
2005	13.576214	14.958123	10.18%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.540980	8.377851	-20.52%	7,254
2013	9.706281	10.540980	8.60%	7,994
2012*	10.000000	9.706281	-2.94%	16,972
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.414541	8.252493	-20.76%	1,677
2013	9.610602	10.414541	8.37%	8,541
2012*	10.000000	9.610602	-3.89%	9,164
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.647102	22.796945	-3.60%	52,424
2013	16.020725	23.647102	47.60%	52,063
2012	15.116906	16.020725	5.98%	60,740
2011	16.126972	15.116906	-6.26%	62,130
2010	12.947558	16.126972	24.56%	61,819
2009	8.633268	12.947558	49.97%	24,620
130

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.776671	10.820124	0.40%	0
2013	9.992429	10.776671	7.85%	0
2012*	10.000000	9.992429	-0.08%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.063627	16.915225	5.30%	0
2013	12.386813	16.063627	29.68%	0
2012	10.966085	12.386813	12.96%	0
2011	10.729293	10.966085	2.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	23.554660	24.725128	4.97%	0
2013	17.761715	23.554660	32.61%	0
2012	15.561978	17.761715	14.14%	0
2011	17.674520	15.561978	-11.95%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.391966	10.343041	-0.47%	0
2013	11.785070	10.391966	-11.82%	0
2012	11.391271	11.785070	3.46%	0
2011	10.578967	11.391271	7.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	16.024973	17.344145	8.23%	0
2013	12.275747	16.024973	30.54%	0
2012	11.132376	12.275747	10.27%	0
2011	11.232296	11.132376	-0.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	16.773447	18.785725	12.00%	0
2013	13.401449	16.773447	25.16%	0
2012	11.968197	13.401449	11.98%	0
2011	12.526294	11.968197	-4.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	13.623919	13.380220	-1.79%	0
2013	12.358348	13.623919	10.24%	0
2012	11.664995	12.358348	5.94%	0
2011	12.563323	11.664995	-7.15%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.039328	12.251569	1.76%	0
2013*	10.000000	12.039328	20.39%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.715601	7.16%	0
131

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.052574	24.361491	1.28%	0
2013	17.740132	24.052574	35.58%	0
2012	15.909255	17.740132	11.51%	0
2011	16.418359	15.909255	-3.10%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	16.046070	17.486426	8.98%	0
2013	12.644560	16.046070	26.90%	0
2012	11.365854	12.644560	11.25%	0
2011	11.607429	11.365854	-2.08%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	15.377242	15.975590	3.89%	0
2013	13.208693	15.377242	16.42%	0
2012	12.448251	13.208693	6.11%	0
2011	11.880420	12.448251	4.78%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	14.622423	14.274751	-2.38%	0
2013	10.238765	14.622423	42.81%	0
2012	8.838654	10.238765	15.84%	0
2011	10.673667	8.838654	-17.19%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.752899	-2.47%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.181666	11.580766	-4.93%	0
2013	10.888433	12.181666	11.88%	0
2012	10.271983	10.888433	6.00%	0
2011	11.281843	10.271983	-8.95%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	10.541211	10.513252	-0.27%	0
2013	10.859078	10.541211	-2.93%	0
2012	10.298633	10.859078	5.44%	0
2011	10.479115	10.298633	-1.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	12.202156	12.251866	0.41%	0
2013	11.187907	12.202156	9.07%	0
2012	10.407250	11.187907	7.50%	0
2011	10.846980	10.407250	-4.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	12.605108	12.703102	0.78%	0
2013	11.313594	12.605108	11.42%	0
2012	10.385701	11.313594	8.93%	0
2011	10.913804	10.385701	-4.84%	0
132

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	13.135134	13.255969	0.92%	0
2013	11.228615	13.135134	16.98%	0
2012	10.118754	11.228615	10.97%	0
2011	10.807090	10.118754	-6.37%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	16.434201	13.812211	-15.95%	0
2013	13.739147	16.434201	19.62%	0
2012	13.616309	13.739147	0.90%	0
2011	14.906335	13.616309	-8.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	15.668270	16.376477	4.52%	0
2013	12.721433	15.668270	23.16%	0
2012	11.280523	12.721433	12.77%	0
2011	11.630861	11.280523	-3.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	16.133764	17.256855	6.96%	0
2013	12.312122	16.133764	31.04%	0
2012	11.170652	12.312122	10.22%	0
2011	11.596693	11.170652	-3.67%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	10.480338	10.665103	1.76%	0
2013	11.107089	10.480338	-5.64%	0
2012	10.917133	11.107089	1.74%	0
2011	10.584819	10.917133	3.14%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	27.172163	27.759354	2.16%	0
2013	20.755780	27.172163	30.91%	0
2012	18.805365	20.755780	10.37%	0
2011	21.892667	18.805365	-14.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	18.880936	16.682182	-11.65%	0
2013	15.054277	18.880936	25.42%	0
2012	12.980552	15.054277	15.98%	0
2011	16.297991	12.980552	-20.35%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	20.840074	21.387113	2.62%	0
2013	16.614222	20.840074	25.44%	0
2012	13.571817	16.614222	22.42%	0
2011	15.484671	13.571817	-12.35%	0
133

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	10.881961	10.783332	-0.91%	0
2013	9.124909	10.881961	19.26%	0
2012	8.212223	9.124909	11.11%	0
2011	8.656203	8.212223	-5.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	12.359163	12.457696	0.80%	0
2013	11.257763	12.359163	9.78%	0
2012	10.372835	11.257763	8.53%	0
2011	10.514202	10.372835	-1.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	17.172703	17.989223	4.75%	0
2013	13.742778	17.172703	24.96%	0
2012	12.740628	13.742778	7.87%	0
2011	12.473865	12.740628	2.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	23.740432	23.004201	-3.10%	0
2013	18.085383	23.740432	31.27%	0
2012	15.856364	18.085383	14.06%	0
2011	17.098949	15.856364	-7.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.196740	-8.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	18.777692	16.077906	-14.38%	0
2013	15.848164	18.777692	18.48%	0
2012	13.913125	15.848164	13.91%	0
2011	16.157945	13.913125	-13.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.837079	-1.63%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.008012	11.024684	0.15%	0
2013	10.060066	11.008012	9.42%	0
2012*	10.000000	10.060066	0.60%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.750184	9.832051	0.84%	0
2013*	10.000000	9.750184	-2.50%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.390451	10.240720	-10.09%	0
134

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.122093	15.212823	-5.64%	0
2013	12.683780	16.122093	27.11%	0
2012	10.736115	12.683780	18.14%	0
2011	11.244433	10.736115	-4.52%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.782067	13.321517	4.22%	0
2013	9.489563	12.782067	34.70%	0
2012*	10.000000	9.489563	-5.10%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.130197	12.174680	0.37%	0
2013	9.799988	12.130197	23.78%	0
2012*	10.000000	9.799988	-2.00%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.612679	13.086915	3.76%	0
2013	9.582612	12.612679	31.62%	0
2012*	10.000000	9.582612	-4.17%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.128071	13.808185	-8.72%	0
2013	12.547447	15.128071	20.57%	0
2012	10.928206	12.547447	14.82%	0
2011	12.222236	10.928206	-10.59%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.331232	11.125621	-1.81%	0
2013	10.642927	11.331232	6.47%	0
2012*	10.000000	10.642927	6.43%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.404126	12.891860	3.93%	0
2013	9.907615	12.404126	25.20%	0
2012*	10.000000	9.907615	-0.92%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	16.527046	17.235700	4.29%	0
2013	14.317618	16.527046	15.43%	0
2012	13.108074	14.317618	9.23%	0
2011	13.421658	13.108074	-2.34%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	20.471114	21.394117	4.51%	0
2013	16.232609	20.471114	26.11%	0
2012	13.603215	16.232609	19.33%	0
2011	15.170683	13.603215	-10.33%	0
135

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.783000	13.467781	5.36%	0
2013	9.798954	12.783000	30.45%	0
2012*	10.000000	9.798954	-2.01%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	25.335572	21.456090	-15.31%	0
2013	23.009015	25.335572	10.11%	0
2012	21.101664	23.009015	9.04%	0
2011	32.367948	21.101664	-34.81%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.302107	-6.98%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.695309	12.206249	-10.87%	0
2013	10.065031	13.695309	36.07%	0
2012*	10.000000	10.065031	0.65%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	18.857229	20.022662	6.18%	0
2013	14.433371	18.857229	30.65%	0
2012	12.928100	14.433371	11.64%	0
2011	13.479742	12.928100	-4.09%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.213725	13.067348	6.99%	0
2013	9.795393	12.213725	24.69%	0
2012	8.935890	9.795393	9.62%	0
2011*	10.000000	8.935890	-10.64%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.080535	19.676272	8.83%	0
2013	14.251315	18.080535	26.87%	0
2012	12.925308	14.251315	10.26%	0
2011	13.349032	12.925308	-3.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	11.777340	11.913744	1.16%	0
2013	9.914691	11.777340	18.79%	0
2012	8.893389	9.914691	11.48%	0
2011	9.144588	8.893389	-2.75%	0
136

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	9.452848	9.561278	1.15%	0
2013	10.070156	9.452848	-6.13%	0
2012	9.958027	10.070156	1.13%	0
2011	9.774665	9.958027	1.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	12.842534	12.600877	-1.88%	0
2013	10.361199	12.842534	23.95%	0
2012	8.808930	10.361199	17.62%	0
2011	10.080566	8.808930	-12.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	11.572554	12.049597	4.12%	0
2013	9.266769	11.572554	24.88%	0
2012	8.192875	9.266769	13.11%	0
2011	8.920853	8.192875	-8.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	10.552417	11.207129	6.20%	0
2013	8.236492	10.552417	28.12%	0
2012	7.303090	8.236492	12.78%	0
2011	7.752512	7.303090	-5.80%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	14.566991	14.393241	-1.19%	0
2013	14.120157	14.566991	3.16%	0
2012	12.793959	14.120157	10.37%	0
2011	12.789162	12.793959	0.04%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	16.891180	17.727338	4.95%	0
2013	12.956862	16.891180	30.36%	0
2012	11.380812	12.956862	13.85%	0
2011	12.120138	11.380812	-6.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	10.916004	11.207408	2.67%	0
2013	7.893105	10.916004	38.30%	0
2012	7.012264	7.893105	12.56%	0
2011	8.237673	7.012264	-14.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.113523	12.898039	6.48%	0
2013	9.073892	12.113523	33.50%	0
2012	8.455902	9.073892	7.31%	0
2011	9.071894	8.455902	-6.79%	0
137

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	10.861908	10.936022	0.68%	0
2013	8.706793	10.861908	24.75%	0
2012	7.780565	8.706793	11.90%	0
2011	8.624968	7.780565	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	10.754400	10.807146	0.49%	0
2013	9.734847	10.754400	10.47%	0
2012	9.098175	9.734847	7.00%	0
2011	9.570822	9.098175	-4.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	10.917895	11.013514	0.88%	0
2013	9.345768	10.917895	16.82%	0
2012	8.536073	9.345768	9.49%	0
2011	9.175133	8.536073	-6.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.233232	10.188684	-0.44%	0
2013	10.121604	10.233232	1.10%	0
2012	9.773133	10.121604	3.57%	0
2011	10.001328	9.773133	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.652936	10.496064	-1.47%	0
2013*	10.000000	10.652936	6.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.789265	10.500766	-2.67%	0
2013*	10.000000	10.789265	7.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	10.839965	10.921606	0.75%	0
2013	9.550125	10.839965	13.51%	0
2012	8.821529	9.550125	8.26%	0
2011	9.373666	8.821529	-5.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	10.872801	10.953803	0.74%	0
2013	9.080145	10.872801	19.74%	0
2012	8.225188	9.080145	10.39%	0
2011	8.954527	8.225188	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	10.622950	10.653034	0.28%	0
2013	9.911399	10.622950	7.18%	0
2012	9.348807	9.911399	6.02%	0
2011	9.728461	9.348807	-3.90%	0
138

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.416212	10.505615	0.86%	0
2013	11.045986	10.416212	-5.70%	0
2012	10.667260	11.045986	3.55%	0
2011	10.420132	10.667260	2.37%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.265758	11.384449	1.05%	0
2013	11.937169	11.265758	-5.62%	0
2012	11.567171	11.937169	3.20%	0
2011	11.319553	11.567171	2.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	24.643355	22.382876	-9.17%	0
2013	25.467852	24.643355	-3.24%	0
2012	22.595781	25.467852	12.71%	0
2011	30.297255	22.595781	-25.42%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	9.816962	9.890824	0.75%	0
2013	10.619615	9.816962	-7.56%	0
2012	10.695994	10.619615	-0.71%	0
2011	10.349132	10.695994	3.35%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	7.956319	7.610680	-4.34%	0
2013	7.024005	7.956319	13.27%	0
2012	6.327251	7.024005	11.01%	0
2011	7.296233	6.327251	-13.28%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	8.835611	7.986245	-9.61%	0
2013	7.577946	8.835611	16.60%	0
2012	6.653840	7.577946	13.89%	0
2011	7.923808	6.653840	-16.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.132247	17.329813	1.15%	0
2013	13.973494	17.132247	22.61%	0
2012	12.513919	13.973494	11.66%	0
2011	13.518607	12.513919	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.450915	13.554204	0.77%	0
2013	12.308123	13.450915	9.28%	0
2012	11.679280	12.308123	5.38%	0
2011	12.014433	11.679280	-2.79%	0
139

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.274033	15.483539	1.37%	0
2013	13.266247	15.274033	15.13%	0
2012	12.267228	13.266247	8.14%	0
2011	12.851239	12.267228	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	10.635327	10.645795	0.10%	0
2013	10.529460	10.635327	1.01%	0
2012	10.391525	10.529460	1.33%	0
2011	10.477110	10.391525	-0.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.490318	10.355616	-1.28%	0
2013*	10.000000	10.490318	4.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.577391	10.367967	-1.98%	0
2013*	10.000000	10.577391	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.008164	14.196156	1.34%	0
2013	12.465907	14.008164	12.37%	0
2012	11.676782	12.465907	6.76%	0
2011	12.123071	11.676782	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	15.887304	16.066184	1.13%	0
2013	13.473802	15.887304	17.91%	0
2012	12.293744	13.473802	9.60%	0
2011	13.035765	12.293744	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	12.381778	12.495252	0.92%	0
2013	11.630182	12.381778	6.46%	0
2012	11.173495	11.630182	4.09%	0
2011	11.361431	11.173495	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	18.718512	19.579515	4.60%	0
2013	14.254788	18.718512	31.31%	0
2012	12.494271	14.254788	14.09%	0
2011	13.298420	12.494271	-6.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.833751	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.027789	0.28%	0
140

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	22.734782	23.968450	5.43%	0
2013	17.734559	22.734782	28.19%	0
2012	15.669906	17.734559	13.18%	0
2011	16.687004	15.669906	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.812632	7.527470	-3.65%	0
2013	8.108591	7.812632	-3.65%	0
2012	8.416619	8.108591	-3.66%	0
2011	8.734563	8.416619	-3.64%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	11.378748	11.389199	0.09%	0
2013	11.944164	11.378748	-4.73%	0
2012	11.044758	11.944164	8.14%	0
2011	10.859543	11.044758	1.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	13.704960	11.926640	-12.98%	0
2013	11.750478	13.704960	16.63%	0
2012	10.420191	11.750478	12.77%	0
2011	12.938309	10.420191	-19.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.014137	11.699143	6.22%	0
2013	8.465764	11.014137	30.10%	0
2012	7.472651	8.465764	13.29%	0
2011	8.258397	7.472651	-9.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.356522	12.348264	-0.07%	0
2013	9.252336	12.356522	33.55%	0
2012	8.376921	9.252336	10.45%	0
2011	9.098651	8.376921	-7.93%	0
141

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.173396	14.852953	12.75%	0
2013	10.076920	13.173396	30.73%	0
2012	8.990069	10.076920	12.09%	0
2011	9.551729	8.990069	-5.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	16.006363	15.813491	-1.20%	0
2013	11.540192	16.006363	38.70%	0
2012	10.591643	11.540192	8.96%	0
2011	11.087605	10.591643	-4.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	22.521821	23.167809	2.87%	0
2013	16.693047	22.521821	34.92%	0
2012	14.402385	16.693047	15.90%	0
2011	15.809162	14.402385	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	21.787868	21.109162	-3.12%	0
2013	16.088508	21.787868	35.43%	0
2012	14.492624	16.088508	11.01%	0
2011	15.967274	14.492624	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	14.553758	15.679517	7.74%	0
2013	11.548877	14.553758	26.02%	0
2012	10.529366	11.548877	9.68%	0
2011	10.886268	10.529366	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.739211	12.068432	23.92%	0
2013	9.842441	9.739211	-1.05%	0
2012	8.838867	9.842441	11.35%	0
2011	8.642414	8.838867	2.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.512057	12.542438	8.95%	0
2013*	10.000000	11.512057	15.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.275550	8.981128	-3.17%	0
2013	9.616810	9.275550	-3.55%	0
2012	9.642335	9.616810	-0.26%	0
2011	9.878377	9.642335	-2.39%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.369116	12.460019	0.73%	0
2013*	10.000000	12.369116	23.69%	0
142

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	14.653604	12.968265	-11.50%	0
2013	12.663805	14.653604	15.71%	0
2012	10.993741	12.663805	15.19%	0
2011	13.028818	10.993741	-15.62%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	8.266517	8.013365	-3.06%	0
2013	8.527088	8.266517	-3.06%	0
2012	8.461315	8.527088	0.78%	0
2011	8.755688	8.461315	-3.36%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	14.410517	14.366290	-0.31%	0
2013	10.255389	14.410517	40.52%	0
2012	9.781916	10.255389	4.84%	0
2011	10.260572	9.781916	-4.67%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.839456	18.972836	6.35%	0
2013	13.455194	17.839456	32.58%	0
2012	12.584440	13.455194	6.92%	0
2011	13.475359	12.584440	-6.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	21.914998	21.549136	-1.67%	0
2013	17.910477	21.914998	22.36%	0
2012	15.370253	17.910477	16.53%	0
2011	17.438711	15.370253	-11.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.703071	9.581836	-1.25%	0
2013	10.107777	9.703071	-4.00%	0
2012*	10.000000	10.107777	1.08%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.889580	-11.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	15.750702	16.754207	6.37%	0
2013	12.436956	15.750702	26.64%	0
2012	11.070393	12.436956	12.34%	0
2011	11.525160	11.070393	-3.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	23.217826	24.977579	7.58%	0
2013	17.135571	23.217826	35.49%	0
2012	15.115276	17.135571	13.37%	0
2011	16.069741	15.115276	-5.94%	0
143

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.084622	9.760683	-3.21%	0
2013	10.455239	10.084622	-3.54%	0
2012*	10.000000	10.455239	4.55%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.545273	-4.55%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.747973	10.386841	-3.36%	0
2013	11.939184	10.747973	-9.98%	0
2012	11.776525	11.939184	1.38%	0
2011	11.272679	11.776525	4.47%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.409318	10.104429	-2.93%	0
2013	10.828806	10.409318	-3.87%	0
2012	10.628967	10.828806	1.88%	0
2011	10.920445	10.628967	-2.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.801758	9.837575	0.37%	0
2013	10.386309	9.801758	-5.63%	0
2012	9.845468	10.386309	5.49%	0
2011*	10.000000	9.845468	-1.55%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	14.929475	15.928425	6.69%	0
2013	11.420204	14.929475	30.73%	0
2012	9.949713	11.420204	14.78%	0
2011	10.828566	9.949713	-8.12%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	15.482352	13.906001	-10.18%	0
2013	12.546554	15.482352	23.40%	0
2012	10.681833	12.546554	17.46%	0
2011	13.346296	10.681833	-19.96%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	16.555924	17.502276	5.72%	0
2013	11.955114	16.555924	38.48%	0
2012	10.863402	11.955114	10.05%	0
2011	13.724038	10.863402	-20.84%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.203346	25.544674	26.44%	0
2013	13.930987	20.203346	45.02%	0
2012	11.038000	13.930987	26.21%	0
2011	10.377436	11.038000	6.37%	0
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Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	9.698547	10.051547	3.64%	0
2013	10.124747	9.698547	-4.21%	0
2012	9.624464	10.124747	5.20%	0
2011	9.475986	9.624464	1.57%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	15.595667	15.460683	-0.87%	0
2013	17.740106	15.595667	-12.09%	0
2012	15.621206	17.740106	13.56%	0
2011	15.167208	15.621206	2.99%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	19.786647	18.706171	-5.46%	0
2013	13.669304	19.786647	44.75%	0
2012	13.153193	13.669304	3.92%	0
2011	14.308302	13.153193	-8.07%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
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contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
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person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
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In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently withdraws the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
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Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of
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the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which
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the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
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Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The Best of America Elite Venue Annuity®
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2015
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2015. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $195 billion as of December 31, 2014.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2014. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Janus Aspen Series - Flexible Bond Portfolio: Service Shares
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.133083	11.398410	2.38%	887
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.992417	23.614969	7.38%	4,955
2013	16.630891	21.992417	32.24%	5,167
2012	14.438026	16.630891	15.19%	5,591
2011	13.853680	14.438026	4.22%	5,808
2010	12.500366	13.853680	10.83%	5,656
2009	10.571782	12.500366	18.24%	5,741
2008	18.144090	10.571782	-41.73%	5,922
2007	17.612985	18.144090	3.02%	11,310
2006	15.323276	17.612985	14.94%	11,265
2005	14.910135	15.323276	2.77%	13,359
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.459395	33.673966	7.04%	42,744
2013	23.263995	31.459395	35.23%	45,682
2012	19.987746	23.263995	16.39%	51,061
2011	22.262631	19.987746	-10.22%	59,616
2010	17.899440	22.262631	24.38%	57,578
2009	12.770620	17.899440	40.16%	34,311
2008	20.230378	12.770620	-36.87%	14,992
2007	20.282891	20.230378	-0.26%	1,825
2006	18.076044	20.282891	12.21%	1,843
2005	17.252945	18.076044	4.77%	1,911

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.017171	13.211386	1.49%	403,073
2013	14.476590	13.017171	-10.08%	452,846
2012	13.721610	14.476590	5.50%	425,493
2011	12.497477	13.721610	9.80%	452,055
2010	12.100594	12.497477	3.28%	491,781
2009	11.174654	12.100594	8.29%	377,266
2008	11.557301	11.174654	-3.31%	197,070
2007	10.744215	11.557301	7.57%	114,503
2006	10.764197	10.744215	-0.19%	103,664
2005	10.786832	10.764197	-0.21%	83,724
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	21.496310	23.724581	10.37%	0
2013	16.148867	21.496310	33.11%	444
2012	14.360944	16.148867	12.45%	477
2011	14.210230	14.360944	1.06%	515
2010	12.702518	14.210230	11.87%	554
2009	10.977647	12.702518	15.71%	597
2008	17.118633	10.977647	-35.87%	650
2007	17.501112	17.118633	-2.19%	2,436
2006	15.248165	17.501112	14.78%	2,472
2005	14.848231	15.248165	2.69%	2,514
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.866235	22.688162	14.20%	118,544
2013	15.565748	19.866235	27.63%	129,620
2012	13.631589	15.565748	14.19%	140,540
2011	13.991845	13.631589	-2.57%	159,977
2010	11.969492	13.991845	16.90%	156,980
2009	9.385566	11.969492	27.53%	117,177
2008	12.654442	9.385566	-25.83%	62,806
2007	13.201290	12.654442	-4.14%	45,745
2006	11.175422	13.201290	18.13%	21,204
2005*	10.000000	11.175422	11.75%	4,836
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.923860	14.945997	0.15%	444,476
2013	13.275810	14.923860	12.41%	514,991
2012	12.288096	13.275810	8.04%	528,514
2011	12.978965	12.288096	-5.32%	535,597
2010	12.035254	12.978965	7.84%	514,898
2009*	10.000000	12.035254	20.35%	218,544
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.197325	12.657171	3.77%	6,240
2013*	10.000000	12.197325	21.97%	172
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.856344	8.56%	5,119

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	32.186213	33.242517	3.28%	68,298
2013	23.280544	32.186213	38.25%	77,622
2012	20.473298	23.280544	13.71%	92,208
2011	20.720623	20.473298	-1.19%	105,966
2010	16.760592	20.720623	23.63%	112,539
2009	13.644443	16.760592	22.84%	57,584
2008	20.102320	13.644443	-32.13%	33,527
2007	20.597299	20.102320	-2.40%	28,474
2006	18.322676	20.597299	12.41%	31,107
2005	17.390155	18.322676	5.36%	25,651
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.674639	24.085928	11.12%	94,485
2013	16.749922	21.674639	29.40%	111,343
2012	14.764267	16.749922	13.45%	137,863
2011	14.787085	14.764267	-0.15%	145,392
2010	13.140125	14.787085	12.53%	153,824
2009	10.610643	13.140125	23.84%	151,239
2008	17.230487	10.610643	-38.42%	118,808
2007	16.705238	17.230487	3.14%	105,879
2006	14.757838	16.705238	13.20%	92,999
2005	14.382267	14.757838	2.61%	72,780
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.520863	21.739768	5.94%	63,470
2013	17.286242	20.520863	18.71%	79,097
2012	15.975323	17.286242	8.21%	82,470
2011	14.952491	15.975323	6.84%	82,356
2010	13.228460	14.952491	13.03%	81,040
2009	11.015450	13.228460	20.09%	62,040
2008	15.953656	11.015450	-30.95%	44,436
2007	15.198002	15.953656	4.97%	38,292
2006	13.310580	15.198002	14.18%	51,956
2005	13.011223	13.310580	2.30%	32,641
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	19.448752	19.360898	-0.45%	0
2013	13.355199	19.448752	45.63%	0
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
2010	10.416903	13.388778	28.53%	518
2009	8.430458	10.416903	23.56%	441
2008	13.789376	8.430458	-38.86%	290
2007	15.821007	13.789376	-12.84%	290
2006	15.554423	15.821007	1.71%	290
2005	14.997346	15.554423	3.71%	555
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.041128	9.921864	-1.19%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	16.282113	15.784293	-3.06%	0
2013	14.272246	16.282113	14.08%	0
2012	13.203206	14.272246	8.10%	0
2011	14.221336	13.203206	-7.16%	0
2010	12.808384	14.221336	11.03%	0
2009	11.509681	12.808384	11.28%	0
2008	16.656504	11.509681	-30.90%	0
2007	15.463850	16.656504	7.71%	0
2006	13.593219	15.463850	13.76%	0
2005	13.604024	13.593219	-0.08%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.213100	13.437907	1.70%	81,758
2013	13.348274	13.213100	-1.01%	88,588
2012	12.413950	13.348274	7.53%	76,330
2011	12.387889	12.413950	0.21%	100,129
2010	11.644119	12.387889	6.39%	124,631
2009	9.863406	11.644119	18.05%	142,580
2008	10.859284	9.863406	-9.17%	147,285
2007	10.513347	10.859284	3.29%	169,012
2006	10.296493	10.513347	2.11%	135,386
2005	10.376971	10.296493	-0.78%	107,568
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.451944	14.796984	2.39%	106,459
2013	12.994518	14.451944	11.22%	141,890
2012	11.853500	12.994518	9.63%	162,906
2011	12.115952	11.853500	-2.17%	174,765
2010	10.956998	12.115952	10.58%	182,983
2009	8.996925	10.956998	21.79%	164,799
2008	12.237236	8.996925	-26.48%	48,979
2007	11.488747	12.237236	6.51%	18,713
2006	10.670550	11.488747	7.67%	21,651
2005*	10.000000	10.670550	6.71%	909
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.929274	15.342047	2.76%	577,643
2013	13.140604	14.929274	13.61%	634,360
2012	11.829064	13.140604	11.09%	697,356
2011	12.190669	11.829064	-2.97%	655,266
2010	10.852605	12.190669	12.33%	723,578
2009	8.592820	10.852605	26.30%	551,215
2008	13.015105	8.592820	-33.98%	265,376
2007	12.047375	13.015105	8.03%	199,962
2006	10.976545	12.047375	9.76%	117,671
2005*	10.000000	10.976545	9.77%	88,120

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.557219	16.009966	2.91%	39,718
2013	13.042099	15.557219	19.28%	45,140
2012	11.525200	13.042099	13.16%	51,475
2011	12.071604	11.525200	-4.53%	50,105
2010	10.601792	12.071604	13.86%	42,538
2009	8.225886	10.601792	28.88%	49,100
2008	13.541827	8.225886	-39.26%	15,606
2007	12.409354	13.541827	9.13%	32,390
2006	11.184232	12.409354	10.95%	26,220
2005*	10.000000	11.184232	11.84%	21,638
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.465593	16.683154	-14.29%	39,120
2013	15.958849	19.465593	21.97%	55,023
2012	15.509505	15.958849	2.90%	63,186
2011	16.651031	15.509505	-6.86%	66,766
2010	14.222735	16.651031	17.07%	83,906
2009	9.809426	14.222735	44.99%	90,858
2008	21.898425	9.809426	-55.20%	74,473
2007	15.304969	21.898425	43.08%	73,559
2006	13.357393	15.304969	14.58%	56,123
2005*	10.000000	13.357393	33.57%	16,697
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	21.018038	22.401267	6.58%	217,597
2013	16.735236	21.018038	25.59%	228,693
2012	14.552109	16.735236	15.00%	270,976
2011	14.714425	14.552109	-1.10%	349,821
2010	13.032263	14.714425	12.91%	339,049
2009	10.212523	13.032263	27.61%	241,204
2008	18.176748	10.212523	-43.82%	202,032
2007	18.269816	18.176748	-0.51%	182,146
2006	15.504390	18.269816	17.84%	155,265
2005	14.947116	15.504390	3.73%	115,192
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	22.094915	24.098990	9.07%	91,641
2013	16.535427	22.094915	33.62%	91,226
2012	14.711717	16.535427	12.40%	108,261
2011	14.978073	14.711717	-1.78%	118,091
2010	12.307758	14.978073	21.70%	138,430
2009	9.789375	12.307758	25.73%	121,324
2008	18.910316	9.789375	-48.23%	110,723
2007	15.197310	18.910316	24.43%	84,871
2006	14.513399	15.197310	4.71%	63,785
2005	14.000748	14.513399	3.66%	42,058

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.158621	13.654647	3.77%	1,141,118
2013	13.675795	13.158621	-3.78%	1,240,707
2012	13.181320	13.675795	3.75%	1,225,415
2011	12.533669	13.181320	5.17%	1,196,556
2010	11.861582	12.533669	5.67%	1,252,195
2009	10.455436	11.861582	13.45%	1,697,557
2008	11.023236	10.455436	-5.15%	1,457,926
2007	10.780356	11.023236	2.25%	1,527,835
2006	10.536024	10.780356	2.32%	573,993
2005	10.523767	10.536024	0.12%	108,330
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.432944	35.870883	4.18%	177,184
2013	25.793803	34.432944	33.49%	210,948
2012	22.916990	25.793803	12.55%	260,908
2011	26.163996	22.916990	-12.41%	292,171
2010	20.711886	26.163996	26.32%	321,582
2009	15.084376	20.711886	37.31%	320,254
2008	25.422593	15.084376	-40.67%	249,074
2007	22.436487	25.422593	13.31%	230,176
2006	20.315297	22.436487	10.44%	195,611
2005	17.519636	20.315297	15.96%	147,988
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	23.728933	21.379298	-9.90%	593
2013	18.554195	23.728933	27.89%	593
2012	15.688360	18.554195	18.27%	593
2011	19.317013	15.688360	-18.78%	1,594
2010	17.425249	19.317013	10.86%	1,594
2009	14.051348	17.425249	24.01%	1,594
2008	25.521269	14.051348	-44.94%	1,594
2007	22.193606	25.521269	14.99%	1,594
2006	19.179150	22.193606	15.72%	1,746
2005	16.433121	19.179150	16.71%	2,702
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	28.882321	30.225071	4.65%	1,678
2013	22.580709	28.882321	27.91%	3,946
2012	18.088260	22.580709	24.84%	6,754
2011	20.239014	18.088260	-10.63%	7,348
2010	16.304818	20.239014	24.13%	7,757
2009	10.559959	16.304818	54.40%	8,282
2008	22.064612	10.559959	-52.14%	9,584
2007	21.300753	22.064612	3.59%	9,843
2006	18.687545	21.300753	13.98%	12,936
2005	18.568815	18.687545	0.64%	12,088

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.155342	12.282750	1.05%	68,441
2013	9.995709	12.155342	21.61%	94,831
2012	8.821565	9.995709	13.31%	141,131
2011	9.118982	8.821565	-3.26%	142,660
2010	8.418116	9.118982	8.33%	146,115
2009	6.578070	8.418116	27.97%	108,466
2008*	10.000000	6.578070	-34.22%	14,897
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.355460	14.755268	2.79%	198,736
2013	12.823360	14.355460	11.95%	290,657
2012	11.586341	12.823360	10.68%	382,080
2011	11.517649	11.586341	0.60%	411,962
2010	10.404178	11.517649	10.70%	475,439
2009	7.809563	10.404178	33.22%	442,502
2008	11.299943	7.809563	-30.89%	342,705
2007	11.085844	11.299943	1.93%	321,073
2006*	10.000000	11.085844	10.86%	46,305
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	22.904150	24.466302	6.82%	56,844
2013	17.975242	22.904150	27.42%	62,478
2012	16.341438	17.975242	10.00%	66,354
2011	15.690609	16.341438	4.15%	72,610
2010	13.237176	15.690609	18.53%	92,368
2009	11.481566	13.237176	15.29%	107,533
2008	16.030637	11.481566	-28.38%	124,663
2007	16.768456	16.030637	-4.40%	143,427
2006	14.571240	16.768456	15.08%	163,966
2005	14.338735	14.571240	1.62%	151,473
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.877872	31.498756	-1.19%	172,527
2013	23.815169	31.877872	33.86%	193,133
2012	20.475326	23.815169	16.31%	236,748
2011	21.653562	20.475326	-5.44%	283,285
2010	17.188036	21.653562	25.98%	279,961
2009	13.545032	17.188036	26.90%	427,776
2008	20.582439	13.545032	-34.19%	92,577
2007	21.461905	20.582439	-4.10%	86,628
2006	18.672305	21.461905	14.94%	71,941
2005	17.472125	18.672305	6.87%	55,135
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.318140	-6.82%	56,674

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	24.254593	21.177287	-12.69%	137,009
2013	20.075043	24.254593	20.82%	847
2012	17.282333	20.075043	16.16%	854
2011	19.682940	17.282333	-12.20%	1,053
2010	18.479732	19.682940	6.51%	1,457
2009	13.724837	18.479732	34.64%	1,983
2008	23.430527	13.724837	-41.42%	2,501
2007	20.657060	23.430527	13.43%	7,165
2006	17.311415	20.657060	19.33%	8,415
2005	15.992577	17.311415	8.25%	8,547
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.724029	9.728973	0.05%	129,837
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.116632	11.108515	-8.32%	3,606
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.149472	16.501542	-3.78%	2,499
2013	13.231297	17.149472	29.61%	4,417
2012	10.982532	13.231297	20.48%	5,057
2011	11.280501	10.982532	-2.64%	1,796
2010*	10.000000	11.280501	12.81%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.207581	14.036442	6.28%	21,155
2013	9.615981	13.207581	37.35%	20,020
2012*	10.000000	9.615981	-3.84%	27,647
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.531340	12.825380	2.35%	1,263
2013	9.928417	12.531340	26.22%	540
2012*	10.000000	9.928417	-0.72%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.032547	13.789343	5.81%	48,851
2013	9.710282	13.032547	34.21%	67,675
2012*	10.000000	9.710282	-2.90%	82,453

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.571392	15.424075	-6.92%	161,245
2013	13.478931	16.571392	22.94%	200,219
2012	11.512000	13.478931	17.09%	220,095
2011	12.626540	11.512000	-8.83%	256,062
2010	11.825400	12.626540	6.77%	266,929
2009*	10.000000	11.825400	18.25%	95,154
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.705933	11.720147	0.12%	16,308
2013	10.782323	11.705933	8.57%	13,373
2012*	10.000000	10.782323	7.82%	6,674
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.814288	13.580801	5.98%	24,243
2013	10.037435	12.814288	27.66%	29,293
2012*	10.000000	10.037435	0.37%	19,024
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	21.481798	22.844673	6.34%	1,417
2013	18.250267	21.481798	17.71%	1,417
2012	16.384652	18.250267	11.39%	1,417
2011	16.452918	16.384652	-0.41%	1,417
2010	15.488254	16.452918	6.23%	1,417
2009	12.552746	15.488254	23.39%	1,417
2008	15.220939	12.552746	-17.53%	1,417
2007	14.048292	15.220939	8.35%	0
2006	12.949158	14.048292	8.49%	0
2005	12.241351	12.949158	5.78%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.956617	28.727558	6.57%	114,989
2013	20.962185	26.956617	28.60%	140,875
2012	17.226388	20.962185	21.69%	149,544
2011	18.840477	17.226388	-8.57%	170,215
2010	18.009002	18.840477	4.62%	169,048
2009	12.553269	18.009002	43.46%	129,060
2008	22.943703	12.553269	-45.29%	47,925
2007	17.092574	22.943703	34.23%	16,741
2006	15.942807	17.092574	7.21%	922
2005	14.415779	15.942807	10.59%	842
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.208445	14.190371	7.43%	2,326
2013	9.929462	13.208445	33.02%	1,860
2012*	10.000000	9.929462	-0.71%	2,188

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	33.130857	28.611695	-13.64%	35,670
2013	29.506835	33.130857	12.28%	43,648
2012	26.536056	29.506835	11.20%	50,920
2011	39.916616	26.536056	-33.52%	79
2010	32.496924	39.916616	22.83%	407
2009	18.470555	32.496924	75.94%	407
2008	39.355413	18.470555	-53.07%	702
2007	31.292247	39.355413	25.77%	1,003
2006	21.719936	31.292247	44.07%	1,003
2005	16.754159	21.719936	29.64%	1,003
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.812785	9.193954	-6.31%	4,357
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.148077	12.858653	-9.11%	2,620
2013	10.196918	14.148077	38.75%	6,505
2012*	10.000000	10.196918	1.97%	5,811
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.900646	26.960908	8.27%	593,308
2013	18.690785	24.900646	33.22%	686,956
2012	16.417040	18.690785	13.85%	742,299
2011	16.787166	16.417040	-2.20%	855,481
2010	15.362835	16.787166	9.27%	855,935
2009	12.769555	15.362835	20.31%	972,282
2008	19.324816	12.769555	-33.92%	184,111
2007	18.282573	19.324816	5.70%	134,402
2006	15.440964	18.282573	18.40%	87,397
2005	14.760636	15.440964	4.61%	50,506
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.772760	14.678641	-0.64%	41,726
2013	11.780323	14.772760	25.40%	35,938
2012	10.342861	11.780323	13.90%	28,390
2011	10.717202	10.342861	-3.49%	39,825
2010*	10.000000	10.717202	7.17%	31,075
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.866247	14.036894	9.10%	21,716
2013	10.119285	12.866247	27.15%	22,613
2012	9.052463	10.119285	11.78%	19,789
2011*	10.000000	9.052463	-9.48%	13,590

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.805247	21.978136	10.97%	238,637
2013	15.309114	19.805247	29.37%	274,241
2012	13.615559	15.309114	12.44%	314,776
2011	13.790494	13.615559	-1.27%	352,674
2010	12.404567	13.790494	11.17%	404,534
2009*	10.000000	12.404567	24.05%	35,608
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.679983	14.111333	3.15%	12,624,399
2013	11.293817	13.679983	21.13%	14,449,521
2012	9.934130	11.293817	13.69%	15,242,311
2011	10.017612	9.934130	-0.83%	15,725,774
2010	9.102112	10.017612	10.06%	16,350,938
2009	7.506594	9.102112	21.25%	12,020,709
2008	10.880072	7.506594	-31.01%	6,237,047
2007	10.434128	10.880072	4.27%	3,010,520
2006*	10.000000	10.434128	4.34%	859,430
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.979648	11.324564	3.14%	3,419,436
2013	11.470453	10.979648	-4.28%	3,794,068
2012	11.122824	11.470453	3.13%	3,119,079
2011	10.707494	11.122824	3.88%	2,935,705
2010	10.282254	10.707494	4.14%	3,062,258
2009	9.331593	10.282254	10.19%	2,280,381
2008	10.538162	9.331593	-11.45%	984,279
2007	10.416259	10.538162	1.17%	378,479
2006*	10.000000	10.416259	4.16%	48,099
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.917365	14.925333	0.05%	354,020
2013	11.802543	14.917365	26.39%	389,952
2012	9.839907	11.802543	19.95%	432,828
2011	11.042898	9.839907	-10.89%	494,860
2010	10.098290	11.042898	9.35%	512,318
2009	7.258389	10.098290	39.13%	462,283
2008	12.039659	7.258389	-39.71%	376,937
2007	10.715931	12.039659	12.35%	261,888
2006*	10.000000	10.715931	7.16%	88,162
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.442503	14.272660	6.18%	672,498
2013	10.556109	13.442503	27.34%	775,632
2012	9.151941	10.556109	15.34%	897,124
2011	9.772798	9.151941	-6.35%	974,736
2010	8.415640	9.772798	16.13%	1,017,998
2009	6.171929	8.415640	36.35%	910,188
2008	11.260943	6.171929	-45.19%	841,001
2007	10.243775	11.260943	9.93%	520,738
2006*	10.000000	10.243775	2.44%	163,222

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.020395	13.017917	8.30%	3,255,286
2013	9.200983	12.020395	30.64%	3,829,770
2012	8.000182	9.200983	15.01%	3,849,981
2011	8.328583	8.000182	-3.94%	3,930,735
2010	7.638486	8.328583	9.03%	4,090,698
2009	5.948820	7.638486	28.40%	2,971,513
2008	9.776234	5.948820	-39.15%	1,113,125
2007*	10.000000	9.776234	-2.24%	238,781
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.435544	19.582429	0.76%	48,904
2013	18.475098	19.435544	5.20%	5,526
2012	16.415411	18.475098	12.55%	5,551
2011	16.092715	16.415411	2.01%	5,837
2010	14.475127	16.092715	11.17%	9,839
2009	10.091024	14.475127	43.45%	11,232
2008	14.263038	10.091024	-29.25%	13,641
2007	14.077197	14.263038	1.32%	17,043
2006	12.953685	14.077197	8.67%	17,144
2005	12.877246	12.953685	0.59%	17,214
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.619836	24.207767	7.02%	253,506
2013	17.015902	22.619836	32.93%	294,466
2012	14.656457	17.015902	16.10%	343,183
2011	15.307241	14.656457	-4.25%	399,554
2010	13.495264	15.307241	13.43%	431,706
2009	10.708491	13.495264	26.02%	375,322
2008	17.361358	10.708491	-38.32%	438,030
2007	18.145324	17.361358	-4.32%	842,114
2006	15.981000	18.145324	13.54%	457,159
2005	15.646565	15.981000	2.14%	107,315
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.193947	12.766378	4.69%	43,912
2013	8.646821	12.193947	41.02%	47,915
2012	7.532982	8.646821	14.79%	59,471
2011	8.678463	7.532982	-13.20%	109,692
2010	7.655149	8.678463	13.37%	100,376
2009	5.093703	7.655149	50.29%	59,569
2008*	10.000000	5.093703	-49.06%	14,737
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.531460	14.691900	8.58%	614,454
2013	9.940186	13.531460	36.13%	694,662
2012	9.083641	9.940186	9.43%	791,626
2011	9.557223	9.083641	-4.96%	903,066
2010	7.872447	9.557223	21.40%	877,070
2009	6.103951	7.872447	28.97%	1,544,686
2008*	10.000000	6.103951	-38.96%	1,824,934

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.133258	12.456988	2.67%	15,166
2013	9.537949	12.133258	27.21%	35,034
2012	8.358114	9.537949	14.12%	35,692
2011	9.086283	8.358114	-8.01%	35,793
2010	8.044836	9.086283	12.95%	35,913
2009	6.337755	8.044836	26.94%	29,152
2008*	10.000000	6.337755	-36.62%	1,997
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.012839	12.309826	2.47%	4,460,319
2013	10.663756	12.012839	12.65%	5,011,105
2012	9.773150	10.663756	9.11%	3,884,437
2011	10.082476	9.773150	-3.07%	4,035,737
2010	9.294787	10.082476	8.47%	3,895,415
2009	7.895368	9.294787	17.72%	2,229,026
2008*	10.000000	7.895368	-21.05%	419,535
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.195542	12.544967	2.87%	9,734,944
2013	10.237652	12.195542	19.12%	10,935,479
2012	9.169449	10.237652	11.65%	11,457,173
2011	9.665696	9.169449	-5.13%	11,694,012
2010	8.753321	9.665696	10.42%	11,929,153
2009	7.175372	8.753321	21.99%	6,737,424
2008*	10.000000	7.175372	-28.25%	794,625
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.430565	11.605240	1.53%	1,895,215
2013	11.087244	11.430565	3.10%	2,051,726
2012	10.497989	11.087244	5.61%	2,275,283
2011	10.535889	10.497989	-0.36%	2,291,167
2010	10.040691	10.535889	4.93%	2,181,267
2009	9.042194	10.040691	11.04%	1,058,327
2008*	10.000000	9.042194	-9.58%	99,865
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.792845	10.843625	0.47%	19,565
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.930952	10.848497	-0.75%	6,848
2013*	10.000000	10.930952	9.31%	582

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.108469	12.440261	2.74%	7,633,081
2013	10.461468	12.108469	15.74%	8,527,848
2012	9.476046	10.461468	10.40%	9,436,431
2011	9.874824	9.476046	-4.04%	10,051,335
2010	9.024479	9.874824	9.42%	9,993,060
2009	7.532112	9.024479	19.81%	5,424,838
2008*	10.000000	7.532112	-24.68%	756,654
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.145260	12.477060	2.73%	2,244,470
2013	9.946771	12.145260	22.10%	2,613,357
2012	8.835604	9.946771	12.58%	2,997,455
2011	9.433360	8.835604	-6.34%	3,195,197
2010	8.473381	9.433360	11.33%	3,493,256
2009	6.813408	8.473381	24.36%	2,766,615
2008*	10.000000	6.813408	-31.87%	1,618,458
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.865930	12.134187	2.26%	1,401,171
2013	10.857085	11.865930	9.29%	1,544,764
2012	10.042298	10.857085	8.11%	1,788,483
2011	10.248492	10.042298	-2.01%	1,780,917
2010	9.566746	10.248492	7.13%	1,944,355
2009	8.274211	9.566746	15.62%	1,224,580
2008*	10.000000	8.274211	-17.26%	196,509
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.634780	11.966029	2.85%	421,795
2013	12.099576	11.634780	-3.84%	435,982
2012	11.458211	12.099576	5.60%	449,480
2011	10.976951	11.458211	4.38%	446,758
2010	10.463248	10.976951	4.91%	419,285
2009	9.807050	10.463248	6.69%	651,015
2008*	10.000000	9.807050	-1.93%	12,287
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.583641	12.966964	3.05%	231,379
2013	13.075685	12.583641	-3.76%	231,552
2012	12.424769	13.075685	5.24%	226,677
2011	11.924351	12.424769	4.20%	223,149
2010	11.225826	11.924351	6.22%	215,818
2009	9.812853	11.225826	14.40%	67,028
2008*	10.000000	9.812853	-1.87%	1,259

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	31.854512	29.503519	-7.38%	39,175
2013	32.283453	31.854512	-1.33%	0
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	849
2010	32.429811	36.932972	13.89%	849
2009	20.238876	32.429811	60.24%	849
2008	48.966528	20.238876	-58.67%	849
2007	34.329087	48.966528	42.64%	849
2006	25.630840	34.329087	33.94%	849
2005	19.712603	25.630840	30.02%	849
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.218455	12.553135	2.74%	827,059
2013	12.961773	12.218455	-5.73%	909,135
2012	12.801881	12.961773	1.25%	862,416
2011	12.147918	12.801881	5.38%	871,759
2010	11.800022	12.147918	2.95%	926,827
2009	11.695753	11.800022	0.89%	1,426,562
2008	11.050957	11.695753	5.83%	1,591,698
2007	10.497385	11.050957	5.27%	1,347,968
2006	10.338406	10.497385	1.54%	557,369
2005	10.189502	10.338406	1.46%	86,796
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.887692	8.669291	-2.46%	159,189
2013	7.694573	8.887692	15.51%	189,955
2012	6.796997	7.694573	13.21%	198,615
2011	7.686505	6.796997	-11.57%	220,021
2010	6.923092	7.686505	11.03%	217,601
2009	5.443293	6.923092	27.19%	215,332
2008*	10.000000	5.443293	-45.57%	25,777
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.263564	9.459956	-7.83%	51,089
2013	8.632502	10.263564	18.89%	50,018
2012	7.432925	8.632502	16.14%	63,429
2011	8.680525	7.432925	-14.37%	63,212
2010	8.226406	8.680525	5.52%	55,577
2009	6.510364	8.226406	26.36%	48,745
2008	11.644002	6.510364	-44.09%	36,462
2007	10.835236	11.644002	7.46%	11,808
2006*	10.000000	10.835236	8.35%	4,723

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.846408	23.565644	3.15%	268,361
2013	18.273978	22.846408	25.02%	261,722
2012	16.048045	18.273978	13.87%	380,556
2011	17.001736	16.048045	-5.61%	422,291
2010	15.095973	17.001736	12.62%	452,820
2009	12.078766	15.095973	24.98%	358,564
2008	19.466359	12.078766	-37.95%	178,463
2007	18.700744	19.466359	4.09%	240,846
2006	16.285762	18.700744	14.83%	258,711
2005	15.356948	16.285762	6.05%	217,961
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.734335	15.140265	2.75%	1,082,892
2013	13.221841	14.734335	11.44%	1,137,351
2012	12.303112	13.221841	7.47%	1,066,770
2011	12.411964	12.303112	-0.88%	893,917
2010	11.503903	12.411964	7.89%	870,876
2009*	10.000000	11.503903	15.04%	349,850
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.731206	17.295177	3.37%	2,321,469
2013	14.250979	16.731206	17.40%	2,563,063
2012	12.922393	14.250979	10.28%	2,630,474
2011	13.276309	12.922393	-2.67%	2,623,921
2010	12.061576	13.276309	10.07%	2,593,691
2009*	10.000000	12.061576	20.62%	1,241,082
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.392845	13.670380	2.07%	1,498,865
2013	13.003124	13.392845	3.00%	1,626,037
2012	12.584001	13.003124	3.33%	1,785,971
2011	12.442939	12.584001	1.13%	1,752,231
2010	11.959774	12.442939	4.04%	1,450,079
2009	11.159036	11.959774	7.18%	1,154,356
2008	12.085719	11.159036	-7.67%	518,679
2007	11.673956	12.085719	3.53%	435,001
2006	11.191464	11.673956	4.31%	310,529
2005	11.025641	11.191464	1.50%	369,029
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.716307	10.711302	-0.05%	6,830
2013*	10.000000	10.716307	7.16%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.205323	18.813468	3.34%	4,716,526
2013	15.887798	18.205323	14.59%	5,177,418
2012	14.593590	15.887798	8.87%	5,621,933
2011	14.858981	14.593590	-1.79%	5,912,259
2010	13.635381	14.858981	8.97%	5,389,223
2009	11.649125	13.635381	17.05%	4,053,091
2008	15.437685	11.649125	-24.54%	2,161,576
2007	14.872451	15.437685	3.80%	1,862,090
2006	13.593344	14.872451	9.41%	1,366,364
2005	13.132916	13.593344	3.51%	861,297
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.924427	21.577330	3.12%	1,640,136
2013	17.402708	20.924427	20.24%	1,818,107
2012	15.570810	17.402708	11.76%	1,995,916
2011	16.191935	15.570810	-3.84%	2,168,510
2010	14.605638	16.191935	10.86%	2,301,148
2009	11.950716	14.605638	22.22%	2,298,916
2008	17.729297	11.950716	-32.59%	1,912,568
2007	17.001173	17.729297	4.28%	1,574,411
2006	15.106544	17.001173	12.54%	925,832
2005	14.359307	15.106544	5.20%	262,657
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.853731	16.314521	2.91%	1,453,905
2013	14.603455	15.853731	8.56%	1,599,641
2012	13.758057	14.603455	6.14%	1,595,537
2011	13.719595	13.758057	0.28%	1,442,358
2010	12.867974	13.719595	6.62%	1,397,388
2009	11.432441	12.867974	12.56%	1,153,558
2008	13.696706	11.432441	-16.53%	668,566
2007	13.170301	13.696706	4.00%	577,550
2006	12.362921	13.170301	6.53%	487,133
2005	12.042290	12.362921	2.66%	323,178
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.503983	21.870050	6.66%	294,511
2013	15.312714	20.503983	33.90%	331,783
2012	13.161472	15.312714	16.34%	388,602
2011	13.738189	13.161472	-4.20%	466,857
2010	12.885329	13.738189	6.62%	574,718
2009*	10.000000	12.885329	28.85%	4,354
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.119435	1.19%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.690390	32.993849	7.51%	60,167
2013	23.477812	30.690390	30.72%	68,875
2012	20.342486	23.477812	15.41%	76,827
2011	21.244633	20.342486	-4.25%	84,953
2010	17.133429	21.244633	24.00%	86,245
2009	12.751660	17.133429	34.36%	83,414
2008	20.427933	12.751660	-37.58%	45,377
2007	19.332334	20.427933	5.67%	30,626
2006	17.905052	19.332334	7.97%	21,368
2005	16.256166	17.905052	10.14%	18,512
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.598934	9.430955	-1.75%	1,847,070
2013	9.769905	9.598934	-1.75%	1,966,969
2012	9.944406	9.769905	-1.75%	2,011,289
2011	10.121033	9.944406	-1.75%	2,035,697
2010	10.301295	10.121033	-1.75%	2,037,529
2009	10.480380	10.301295	-1.71%	1,607,830
2008	10.452394	10.480380	0.27%	768,769
2007	10.152993	10.452394	2.95%	711,569
2006	9.885496	10.152993	2.71%	294,853
2005	9.799630	9.885496	0.88%	183,812
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.535835	14.836111	2.07%	309,070
2013	14.962997	14.535835	-2.85%	301,809
2012	13.568081	14.962997	10.28%	277,177
2011	13.083288	13.568081	3.71%	266,426
2010	12.041376	13.083288	8.65%	271,292
2009	9.853499	12.041376	22.20%	224,969
2008	12.125745	9.853499	-18.74%	121,711
2007	11.797281	12.125745	2.78%	94,129
2006	11.452724	11.797281	3.01%	50,630
2005	11.407467	11.452724	0.40%	33,886
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.849797	10.515782	-3.08%	819,193
2013	9.120622	10.849797	18.96%	872,532
2012	8.036198	9.120622	13.49%	925,250
2011	9.050027	8.036198	-11.20%	1,044,556
2010	8.093736	9.050027	11.82%	985,664
2009	6.052492	8.093736	33.73%	1,499,012
2008*	10.000000	6.052492	-39.48%	1,605,244

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.879954	14.979570	-11.26%	207,505
2013	14.192942	16.879954	18.93%	0
2012	12.342202	14.192942	15.00%	0
2011	15.028489	12.342202	-17.87%	0
2010	14.444525	15.028489	4.04%	0
2009	11.352016	14.444525	27.24%	0
2008	21.589059	11.352016	-47.42%	0
2007	21.396244	21.589059	0.90%	816
2006	17.790715	21.396244	20.27%	816
2005	16.197590	17.790715	9.84%	816
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.972341	14.038767	8.22%	364,742
2013	9.822877	12.972341	32.06%	418,816
2012	8.608756	9.822877	14.10%	441,741
2011	9.054459	8.608756	-4.92%	515,213
2010	7.988688	9.054459	13.34%	526,366
2009	6.285917	7.988688	27.09%	958,399
2008*	10.000000	6.285917	-37.14%	10,425
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.303435	13.326338	8.31%	98,122
2013	9.274032	12.303435	32.67%	97,118
2012	8.027444	9.274032	15.53%	96,819
2011	8.700219	8.027444	-7.73%	112,507
2010	7.854021	8.700219	10.77%	137,317
2009	6.274075	7.854021	25.18%	136,800
2008*	10.000000	6.274075	-37.26%	12,252
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.802708	14.065582	1.90%	439,466
2013	10.135533	13.802708	36.18%	465,069
2012	8.998670	10.135533	12.63%	524,372
2011	9.585284	8.998670	-6.12%	619,447
2010	7.714076	9.585284	24.26%	616,327
2009	6.196535	7.714076	24.49%	895,771
2008*	10.000000	6.196535	-38.03%	580,177
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.715228	16.918435	14.97%	386,909
2013	11.038815	14.715228	33.30%	438,512
2012	9.657332	11.038815	14.31%	508,392
2011	10.062592	9.657332	-4.03%	591,440
2010	8.560970	10.062592	17.54%	601,843
2009	6.678536	8.560970	28.19%	888,140
2008*	10.000000	6.678536	-33.21%	1,171,386

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.720263	21.881801	0.74%	19,757
2013	15.357297	21.720263	41.43%	18,470
2012	13.821797	15.357297	11.11%	18,943
2011	14.189699	13.821797	-2.59%	30,715
2010	11.544128	14.189699	22.92%	38,785
2009	9.238210	11.544128	24.96%	28,215
2008	17.587905	9.238210	-47.47%	30,881
2007	16.349615	17.587905	7.57%	47,627
2006	16.157720	16.349615	1.19%	31,218
2005	15.263895	16.157720	5.86%	25,778
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	31.375631	32.912037	4.90%	11,190
2013	22.806201	31.375631	37.57%	16,024
2012	19.295405	22.806201	18.19%	16,529
2011	20.771140	19.295405	-7.10%	19,889
2010	16.715464	20.771140	24.26%	22,832
2009	13.517550	16.715464	23.66%	27,747
2008	20.323216	13.517550	-33.49%	22,938
2007	22.299337	20.323216	-8.86%	22,334
2006	19.381755	22.299337	15.05%	17,786
2005	19.192160	19.381755	0.99%	14,966
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.361478	29.007985	-1.20%	26,170
2013	21.262124	29.361478	38.09%	27,153
2012	18.781832	21.262124	13.21%	30,605
2011	20.293371	18.781832	-7.45%	37,577
2010	16.526315	20.293371	22.79%	40,600
2009	12.512624	16.526315	32.08%	48,370
2008	20.659969	12.512624	-39.44%	136,633
2007	20.638995	20.659969	0.10%	113,624
2006	18.796627	20.638995	9.80%	104,574
2005	17.079751	18.796627	10.05%	32,692
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.557070	21.485335	9.86%	408,910
2013	15.219252	19.557070	28.50%	464,546
2012	13.606781	15.219252	11.85%	507,823
2011	13.796466	13.606781	-1.37%	598,417
2010	12.402068	13.796466	11.24%	583,772
2009	10.053611	12.402068	23.36%	977,649
2008	17.525749	10.053611	-42.64%	1,213,908
2007	16.534481	17.525749	6.00%	995,030
2006	14.839520	16.534481	11.42%	412,222
2005	14.109763	14.839520	5.17%	8,386

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.880056	13.747681	26.36%	81,531
2013	10.782698	10.880056	0.90%	103,505
2012	9.495610	10.782698	13.55%	107,708
2011	9.105436	9.495610	4.29%	136,314
2010	7.138633	9.105436	27.55%	188,777
2009	5.567096	7.138633	28.23%	212,464
2008*	10.000000	5.567096	-44.33%	12,966
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.663193	12.957639	11.10%	23,892
2013*	10.000000	11.663193	16.63%	1,807
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.360863	10.229826	-1.26%	217,806
2013	10.534295	10.360863	-1.65%	231,849
2012	10.357453	10.534295	1.71%	218,112
2011	10.406354	10.357453	-0.47%	245,558
2010	10.341446	10.406354	0.63%	272,573
2009	9.826970	10.341446	5.24%	265,263
2008*	10.000000	9.826970	-1.73%	25,675
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.531398	12.872484	2.72%	1,410
2013*	10.000000	12.531398	25.31%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.051858	14.486038	-9.75%	726,538
2013	13.604035	16.051858	17.99%	744,857
2012	11.581113	13.604035	17.47%	808,918
2011	13.459684	11.581113	-13.96%	886,685
2010	12.881784	13.459684	4.49%	783,848
2009*	10.000000	12.881784	28.82%	1,185,560
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.241052	10.123198	-1.15%	594,585
2013	10.359573	10.241052	-1.14%	621,455
2012	10.080351	10.359573	2.77%	632,186
2011	10.229857	10.080351	-1.46%	630,104
2010	9.889402	10.229857	3.44%	575,554
2009	8.881836	9.889402	11.34%	776,221
2008	10.442362	8.881836	-14.94%	1,262,149
2007	10.145287	10.442362	2.93%	1,271,687
2006	9.909111	10.145287	2.38%	511,016
2005	9.941633	9.909111	-0.33%	85,189

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	19.269304	19.589132	1.66%	4,692
2013	13.448304	19.269304	43.28%	13,025
2012	12.578792	13.448304	6.91%	14,690
2011	12.939609	12.578792	-2.79%	10,939
2010	11.010583	12.939609	17.52%	17,792
2009	9.129398	11.010583	20.61%	19,250
2008	15.352476	9.129398	-40.53%	20,963
2007	15.547415	15.352476	-1.25%	20,564
2006	15.034039	15.547415	3.41%	20,717
2005	14.870180	15.034039	1.10%	14,657
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	21.971464	23.828110	8.45%	17,764
2013	16.251507	21.971464	35.20%	31,900
2012	14.905135	16.251507	9.03%	39,811
2011	15.652245	14.905135	-4.77%	48,153
2010	12.967155	15.652245	20.71%	52,482
2009	10.042218	12.967155	29.13%	67,174
2008	16.879012	10.042218	-40.50%	71,691
2007	15.965747	16.879012	5.72%	1,270,266
2006	14.291049	15.965747	11.72%	552,007
2005	13.611475	14.291049	4.99%	32,795
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.889338	28.967317	0.27%	36,425
2013	23.154137	28.889338	24.77%	0
2012	19.485172	23.154137	18.83%	1,278
2011	21.680358	19.485172	-10.13%	1,331
2010	19.071417	21.680358	13.68%	1,733
2009	13.929309	19.071417	36.92%	1,733
2008	23.760837	13.929309	-41.38%	1,973
2007	22.799883	23.760837	4.21%	5,711
2006	19.771731	22.799883	15.32%	5,711
2005	17.642303	19.771731	12.07%	5,711
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.929325	9.998625	0.70%	8,444
2013	10.143415	9.929325	-2.11%	6,694
2012*	10.000000	10.143415	1.43%	7,252
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.006445	-9.94%	4,953

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	21.029962	22.810911	8.47%	440,201
2013	16.284679	21.029962	29.14%	498,308
2012	14.214463	16.284679	14.56%	537,079
2011	14.512770	14.214463	-2.06%	648,284
2010	12.752848	14.512770	13.80%	650,460
2009	10.141101	12.752848	25.75%	988,644
2008	16.818258	10.141101	-39.70%	1,094,547
2007	16.437065	16.818258	2.32%	956,504
2006	14.577583	16.437065	12.76%	494,144
2005	14.030984	14.577583	3.90%	60,397
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	31.518440	34.575949	9.70%	34,771
2013	22.812364	31.518440	38.16%	34,685
2012	19.732795	22.812364	15.61%	43,102
2011	20.573839	19.732795	-4.09%	48,406
2010	17.016614	20.573839	20.90%	56,932
2009	12.652987	17.016614	34.49%	55,759
2008	20.773571	12.652987	-39.09%	348,365
2007	21.444172	20.773571	-3.13%	231,883
2006	19.034924	21.444172	12.66%	106,522
2005	17.657508	19.034924	7.80%	13,085
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.418202	10.282437	-1.30%	46,656
2013	10.592193	10.418202	-1.64%	54,670
2012*	10.000000	10.592193	5.92%	16,448
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.127227	9.093453	-0.37%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.773874	11.602645	-1.45%	78,910
2013	12.825863	11.773874	-8.20%	80,409
2012	12.405808	12.825863	3.39%	80,745
2011	11.646011	12.405808	6.52%	78,016
2010	10.837712	11.646011	7.46%	85,629
2009*	10.000000	10.837712	8.38%	36,039
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.402909	11.287188	-1.01%	785,563
2013	11.633026	11.402909	-1.98%	811,023
2012	11.196933	11.633026	3.89%	786,417
2011	11.282116	11.196933	-0.76%	745,018
2010	10.916941	11.282116	3.35%	733,051
2009*	10.000000	10.916941	9.17%	676,572

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.325496	10.567590	2.34%	112,927
2013	10.729699	10.325496	-3.77%	120,834
2012	9.973762	10.729699	7.58%	110,612
2011*	10.000000	9.973762	-0.26%	30,605
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.387640	20.004851	8.80%	5,003
2013	13.793737	18.387640	33.30%	5,072
2012	11.784717	13.793737	17.05%	5,221
2011	12.578016	11.784717	-6.31%	5,137
2010	11.192638	12.578016	12.38%	5,315
2009	8.775762	11.192638	27.54%	5,465
2008	14.570845	8.775762	-39.77%	6,866
2007	15.785091	14.570845	-7.69%	6,432
2006	13.860142	15.785091	13.89%	8,355
2005	13.405421	13.860142	3.39%	8,283
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	19.068804	17.465233	-8.41%	821
2013	15.154349	19.068804	25.83%	827
2012	12.652021	15.154349	19.78%	833
2011	15.502307	12.652021	-18.39%	839
2010	14.340444	15.502307	8.10%	906
2009	11.711052	14.340444	22.45%	912
2008	21.267332	11.711052	-44.93%	919
2007	19.976776	21.267332	6.46%	926
2006	15.918898	19.976776	25.49%	952
2005	14.440241	15.918898	10.24%	980
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	20.390550	21.981207	7.80%	31
2013	14.439686	20.390550	41.21%	52
2012	12.866770	14.439686	12.22%	430
2011	15.940852	12.866770	-19.28%	1,448
2010	13.431125	15.940852	18.69%	2,903
2009	8.340797	13.431125	61.03%	1,885
2008	13.482437	8.340797	-38.14%	245
2007	13.005932	13.482437	3.66%	245
2006	12.554562	13.005932	3.60%	2,573
2005	12.089308	12.554562	3.85%	2,604
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.700606	27.978326	28.93%	16,399
2013	14.674413	21.700606	47.88%	11,946
2012	11.401817	14.674413	28.70%	12,205
2011	10.512665	11.401817	8.46%	6,135
2010*	10.000000	10.512665	5.13%	782

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.944821	12.623666	5.68%	95,687
2013	12.228538	11.944821	-2.32%	102,783
2012	11.398966	12.228538	7.28%	104,000
2011	11.006698	11.398966	3.56%	99,727
2010	10.483703	11.006698	4.99%	116,735
2009	9.755312	10.483703	7.47%	136,369
2008	11.088437	9.755312	-12.02%	800,761
2007	10.727232	11.088437	3.37%	1,075,069
2006	10.542363	10.727232	1.75%	435,666
2005	10.323495	10.542363	2.12%	68,579
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	21.367349	21.600197	1.09%	0
2013	23.835104	21.367349	-10.35%	0
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
2010	18.176215	19.597902	7.82%	0
2009	14.218283	18.176215	27.84%	0
2008	17.021413	14.218283	-16.47%	0
2007	16.284877	17.021413	4.52%	0
2006	14.958123	16.284877	8.87%	0
2005	13.576214	14.958123	10.18%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.540980	8.377851	-20.52%	7,254
2013	9.706281	10.540980	8.60%	7,994
2012*	10.000000	9.706281	-2.94%	16,972
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.414541	8.252493	-20.76%	1,677
2013	9.610602	10.414541	8.37%	8,541
2012*	10.000000	9.610602	-3.89%	9,164
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.647102	22.796945	-3.60%	52,424
2013	16.020725	23.647102	47.60%	52,063
2012	15.116906	16.020725	5.98%	60,740
2011	16.126972	15.116906	-6.26%	62,130
2010	12.947558	16.126972	24.56%	61,819
2009	8.633268	12.947558	49.97%	24,620

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: - Class B Q/NQ
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.750161	23.331079	7.27%	255
2013	16.464439	21.750161	32.10%	340
2012	14.308110	16.464439	15.07%	458
2011	13.742989	14.308110	4.11%	619
2010	12.413111	13.742989	10.71%	750
2009	10.508689	12.413111	18.12%	841
2008	18.054232	10.508689	-41.79%	1,010
2007	17.543710	18.054232	2.91%	2,954
2006	15.278513	17.543710	14.83%	7,214
2005	14.881685	15.278513	2.67%	7,836
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.112937	33.269220	6.93%	0
2013	23.031215	31.112937	35.09%	0
2012	19.807956	23.031215	16.27%	0
2011	22.084830	19.807956	-10.31%	0
2010	17.774548	22.084830	24.25%	345
2009	12.694437	17.774548	40.02%	345
2008	20.130240	12.694437	-36.94%	841
2007	20.203167	20.130240	-0.36%	967
2006	18.023283	20.203167	12.09%	1,981
2005	17.220056	18.023283	4.66%	1,981
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.872186	13.050939	1.39%	2,080
2013	14.329952	12.872186	-10.17%	2,080
2012	13.596485	14.329952	5.39%	2,900
2011	12.396085	13.596485	9.68%	9,950
2010	12.014646	12.396085	3.17%	11,457
2009	11.106590	12.014646	8.18%	18,190
2008	11.498609	11.106590	-3.41%	9,880
2007	10.700603	11.498609	7.46%	11,265
2006	10.731395	10.700603	-0.29%	17,806
2005	10.764887	10.731395	-0.31%	19,103
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	21.259600	23.439460	10.25%	0
2013	15.987293	21.259600	32.98%	0
2012	14.231776	15.987293	12.34%	0
2011	14.096731	14.231776	0.96%	0
2010	12.613872	14.096731	11.76%	0
2009	10.912153	12.613872	15.59%	0
2008	17.033878	10.912153	-35.94%	0
2007	17.432300	17.033878	-2.29%	0
2006	15.203635	17.432300	14.66%	0
2005	14.819911	15.203635	2.59%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.691725	22.465985	14.09%	735
2013	15.444726	19.691725	27.50%	792
2012	13.539412	15.444726	14.07%	811
2011	13.911364	13.539412	-2.67%	297
2010	11.912745	13.911364	16.78%	0
2009	9.350585	11.912745	27.40%	0
2008	12.620144	9.350585	-25.91%	0
2007	13.179014	12.620144	-4.24%	456
2006	11.167887	13.179014	18.01%	0
2005*	10.000000	11.167887	11.68%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.853093	14.859989	0.05%	0
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	0
2011	12.956952	12.254789	-5.42%	0
2010	12.027073	12.956952	7.73%	0
2009*	10.000000	12.027073	20.27%	263
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.189031	12.635690	3.66%	0
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.848962	8.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	31.831718	32.842926	3.18%	760
2013	23.047568	31.831718	38.11%	906
2012	20.289105	23.047568	13.60%	1,534
2011	20.555092	20.289105	-1.29%	1,395
2010	16.643625	20.555092	23.50%	1,118
2009	13.563037	16.643625	22.71%	979
2008	20.002786	13.563037	-32.19%	1,031
2007	20.516323	20.002786	-2.50%	1,060
2006	18.269183	20.516323	12.30%	1,303
2005	17.356994	18.269183	5.26%	1,108
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.435938	23.796436	11.01%	4,452
2013	16.582303	21.435938	29.27%	5,125
2012	14.631439	16.582303	13.33%	9,314
2011	14.668947	14.631439	-0.26%	9,541
2010	13.048410	14.668947	12.42%	12,230
2009	10.547325	13.048410	23.71%	12,089
2008	17.145170	10.547325	-38.48%	11,932
2007	16.639547	17.145170	3.04%	14,148
2006	14.714741	16.639547	13.08%	14,185
2005	14.354842	14.714741	2.51%	14,800

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.294866	21.478467	5.83%	228
2013	17.113277	20.294866	18.59%	228
2012	15.831612	17.113277	8.10%	228
2011	14.833045	15.831612	6.73%	3,636
2010	13.136134	14.833045	12.92%	3,636
2009	10.949713	13.136134	19.97%	3,636
2008	15.874644	10.949713	-31.02%	4,069
2007	15.138224	15.874644	4.86%	5,439
2006	13.271692	15.138224	14.06%	6,664
2005	12.986389	13.271692	2.20%	5,682
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	19.234554	19.128157	-0.55%	382
2013	13.221548	19.234554	45.48%	382
2012	11.203746	13.221548	18.01%	382
2011	13.281829	11.203746	-15.65%	382
2010	10.344205	13.281829	28.40%	382
2009	8.380150	10.344205	23.44%	341
2008	13.721095	8.380150	-38.93%	341
2007	15.758805	13.721095	-12.93%	341
2006	15.509010	15.758805	1.61%	341
2005	14.968748	15.509010	3.61%	341
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.034262	9.904984	-1.29%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	16.102793	15.594560	-3.16%	0
2013	14.129435	16.102793	13.97%	0
2012	13.084441	14.129435	7.99%	0
2011	14.107750	13.084441	-7.25%	0
2010	12.719010	14.107750	10.92%	0
2009	11.441022	12.719010	11.17%	0
2008	16.574035	11.441022	-30.97%	0
2007	15.403040	16.574035	7.60%	0
2006	13.553519	15.403040	13.65%	0
2005	13.578075	13.553519	-0.18%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.067579	13.276380	1.60%	6,638
2013	13.214717	13.067579	-1.11%	6,367
2012	12.302288	13.214717	7.42%	6,463
2011	12.288936	12.302288	0.11%	6,530
2010	11.562875	12.288936	6.28%	7,588
2009	9.804553	11.562875	17.93%	7,715
2008	10.805484	9.804553	-9.26%	8,250
2007	10.471975	10.805484	3.18%	33,968
2006	10.266398	10.471975	2.00%	35,473
2005	10.357156	10.266398	-0.88%	34,616

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.324972	14.652051	2.28%	0
2013	12.893469	14.324972	11.10%	0
2012	11.773339	12.893469	9.51%	0
2011	12.046245	11.773339	-2.27%	0
2010	10.905056	12.046245	10.46%	0
2009	8.963395	10.905056	21.66%	0
2008	12.204072	8.963395	-26.55%	0
2007	11.469338	12.204072	6.41%	0
2006	10.663346	11.469338	7.56%	2,166
2005*	10.000000	10.663346	6.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.798126	15.191805	2.66%	0
2013	13.038437	14.798126	13.50%	0
2012	11.749070	13.038437	10.97%	0
2011	12.120556	11.749070	-3.06%	0
2010	10.801171	12.120556	12.22%	0
2009	8.560800	10.801171	26.17%	0
2008	12.979840	8.560800	-34.05%	3,390
2007	12.027039	12.979840	7.92%	3,390
2006	10.969142	12.027039	9.64%	3,390
2005*	10.000000	10.969142	9.69%	3,390
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.420521	15.853146	2.81%	0
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	0
2010	10.551525	12.002147	13.75%	0
2009	8.195231	10.551525	28.75%	0
2008	13.505146	8.195231	-39.32%	0
2007	12.388402	13.505146	9.01%	0
2006	11.176694	12.388402	10.84%	0
2005*	10.000000	11.176694	11.77%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.294532	16.519684	-14.38%	390
2013	15.834717	19.294532	21.85%	407
2012	15.404595	15.834717	2.79%	413
2011	16.555210	15.404595	-6.95%	419
2010	14.155272	16.555210	16.95%	201
2009	9.772843	14.155272	44.84%	201
2008	21.839085	9.772843	-55.25%	0
2007	15.279127	21.839085	42.93%	376
2006	13.348402	15.279127	14.46%	343
2005*	10.000000	13.348402	33.48%	924

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.786507	22.131963	6.47%	5,875
2013	16.567748	20.786507	25.46%	5,323
2012	14.421183	16.567748	14.88%	5,538
2011	14.596869	14.421183	-1.20%	8,261
2010	12.941302	14.596869	12.79%	12,753
2009	10.151580	12.941302	27.48%	11,107
2008	18.086735	10.151580	-43.87%	11,908
2007	18.197972	18.086735	-0.61%	22,237
2006	15.459110	18.197972	17.72%	23,127
2005	14.918610	15.459110	3.62%	23,420
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.851505	23.809250	8.96%	1,530
2013	16.369918	21.851505	33.49%	1,345
2012	14.579335	16.369918	12.28%	2,368
2011	14.858393	14.579335	-1.88%	3,264
2010	12.221840	14.858393	21.57%	4,318
2009	9.730934	12.221840	25.60%	4,590
2008	18.816653	9.730934	-48.29%	4,522
2007	15.137527	18.816653	24.30%	6,535
2006	14.470999	15.137527	4.61%	7,257
2005	13.974030	14.470999	3.56%	7,241
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.013706	13.490516	3.66%	0
2013	13.538964	13.013706	-3.88%	300
2012	13.062768	13.538964	3.65%	255
2011	12.433559	13.062768	5.06%	10,260
2010	11.778830	12.433559	5.56%	16,597
2009	10.393080	11.778830	13.33%	11,690
2008	10.968658	10.393080	-5.25%	7,837
2007	10.737961	10.968658	2.15%	15,368
2006	10.505247	10.737961	2.22%	13,218
2005	10.503682	10.505247	0.01%	6,894
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.053791	35.439781	4.07%	4,441
2013	25.535746	34.053791	33.36%	4,731
2012	22.710878	25.535746	12.44%	5,007
2011	25.955059	22.710878	-12.50%	5,318
2010	20.567387	25.955059	26.20%	5,356
2009	14.994381	20.567387	37.17%	4,922
2008	25.296736	14.994381	-40.73%	6,441
2007	22.348276	25.296736	13.19%	16,871
2006	20.255999	22.348276	10.33%	16,328
2005	17.486236	20.255999	15.84%	16,121

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	23.467574	21.122287	-9.99%	0
2013	18.368513	23.467574	27.76%	0
2012	15.547217	18.368513	18.15%	0
2011	19.162728	15.547217	-18.87%	0
2010	17.303661	19.162728	10.74%	0
2009	13.967521	17.303661	23.88%	0
2008	25.394936	13.967521	-45.00%	0
2007	22.106362	25.394936	14.88%	924
2006	19.123170	22.106362	15.60%	940
2005	16.401788	19.123170	16.59%	968
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	28.564214	29.861731	4.54%	0
2013	22.354752	28.564214	27.78%	0
2012	17.925535	22.354752	24.71%	0
2011	20.077343	17.925535	-10.72%	0
2010	16.191033	20.077343	24.00%	0
2009	10.496953	16.191033	54.25%	0
2008	21.955389	10.496953	-52.19%	0
2007	21.217030	21.955389	3.48%	382
2006	18.633000	21.217030	13.87%	433
2005	18.533418	18.633000	0.54%	503
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
2009	6.573599	8.403837	27.84%	0
2008*	10.000000	6.573599	-34.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.243831	14.625625	2.68%	0
2013	12.736606	14.243831	11.83%	0
2012	11.519704	12.736606	10.56%	0
2011	11.463051	11.519704	0.49%	0
2010	10.365402	11.463051	10.59%	6,440
2009	7.788371	10.365402	33.09%	9,932
2008	11.280782	7.788371	-30.96%	9,038
2007	11.078363	11.280782	1.83%	12,666
2006*	10.000000	11.078363	10.78%	10,665

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	22.651933	24.172251	6.71%	3,216
2013	17.795419	22.651933	27.29%	2,777
2012	16.194475	17.795419	9.89%	3,377
2011	15.565291	16.194475	4.04%	7,876
2010	13.144812	15.565291	18.41%	9,496
2009	11.413078	13.144812	15.17%	9,678
2008	15.951280	11.413078	-28.45%	10,258
2007	16.702536	15.951280	-4.50%	12,412
2006	14.528693	16.702536	14.96%	13,314
2005	14.311386	14.528693	1.52%	33,156
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.526727	31.120067	-1.29%	990
2013	23.576811	31.526727	33.72%	1,019
2012	20.291086	23.576811	16.19%	1,072
2011	21.480554	20.291086	-5.54%	1,132
2010	17.068056	21.480554	25.85%	1,176
2009	13.464186	17.068056	26.77%	1,533
2008	20.480506	13.464186	-34.26%	2,285
2007	21.377512	20.480506	-4.20%	3,079
2006	18.617786	21.377512	14.82%	2,698
2005	17.438799	18.617786	6.76%	2,712
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.311771	-6.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	23.987403	20.922657	-12.78%	4,301
2013	19.874113	23.987403	20.70%	1,378
2012	17.126834	19.874113	16.04%	1,391
2011	19.525697	17.126834	-12.29%	1,404
2010	18.350761	19.525697	6.40%	1,418
2009	13.642936	18.350761	34.51%	1,433
2008	23.314502	13.642936	-41.48%	1,451
2007	20.575821	23.314502	13.31%	3,078
2006	17.260846	20.575821	19.21%	4,170
2005	15.962062	17.260846	8.14%	4,185
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.717412	9.712457	-0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.077643	11.061506	-8.41%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0
2011	11.278617	10.969534	-2.74%	0
2010*	10.000000	11.278617	12.79%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.185054	13.998245	6.17%	3,833
2013	9.609358	13.185054	37.21%	3,437
2012*	10.000000	9.609358	-3.91%	3,373
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.010319	13.751814	5.70%	0
2013	9.703580	13.010319	34.08%	0
2012*	10.000000	9.703580	-2.96%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.492857	15.335356	-7.02%	0
2013	13.428712	16.492857	22.82%	0
2012	11.480811	13.428712	16.97%	602
2011	12.605139	11.480811	-8.92%	602
2010	11.817371	12.605139	6.67%	0
2009*	10.000000	11.817371	18.17%	681
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.686094	11.688376	0.02%	0
2013	10.775009	11.686094	8.46%	0
2012*	10.000000	10.775009	7.75%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.792552	13.543971	5.87%	0
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	21.245212	22.570075	6.24%	0
2013	18.067655	21.245212	17.59%	0
2012	16.237268	18.067655	11.27%	0
2011	16.321490	16.237268	-0.52%	0
2010	15.380173	16.321490	6.12%	0
2009	12.477840	15.380173	23.26%	0
2008	15.145534	12.477840	-17.61%	0
2007	13.993012	15.145534	8.24%	0
2006	12.911316	13.993012	8.38%	0
2005	12.217979	12.911316	5.67%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.659761	28.382291	6.46%	417
2013	20.752441	26.659761	28.47%	417
2012	17.071424	20.752441	21.56%	417
2011	18.689987	17.071424	-8.66%	417
2010	17.883341	18.689987	4.51%	417
2009	12.478366	17.883341	43.31%	388
2008	22.830114	12.478366	-45.34%	1,364
2007	17.025367	22.830114	34.09%	388
2006	15.896255	17.025367	7.10%	2,150
2005	14.388282	15.896255	10.48%	2,150
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.185918	14.151760	7.32%	748
2013	9.922620	13.185918	32.89%	807
2012*	10.000000	9.922620	-0.77%	826
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	32.765980	28.267752	-13.73%	817
2013	29.211587	32.765980	12.17%	789
2012	26.297382	29.211587	11.08%	789
2011	39.597895	26.297382	-33.59%	77
2010	32.270233	39.597895	22.71%	89
2009	18.360385	32.270233	75.76%	89
2008	39.160687	18.360385	-53.12%	89
2007	31.169284	39.160687	25.64%	89
2006	21.656559	31.169284	43.93%	89
2005	16.722219	21.656559	29.51%	89
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.806114	9.178344	-6.40%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.124104	12.823797	-9.21%	0
2013	10.189999	14.124104	38.61%	0
2012*	10.000000	10.189999	1.90%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.626427	26.636851	8.16%	1,617
2013	18.503779	24.626427	33.09%	1,907
2012	16.269377	18.503779	13.73%	2,251
2011	16.653081	16.269377	-2.30%	2,281
2010	15.255643	16.653081	9.16%	2,851
2009	12.693375	15.255643	20.19%	3,158
2008	19.229140	12.693375	-33.99%	5,454
2007	18.210675	19.229140	5.59%	9,593
2006	15.395861	18.210675	18.28%	7,872
2005	14.732461	15.395861	4.50%	7,664
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.717782	14.609121	-0.74%	0
2013	11.748430	14.717782	25.27%	232
2012	10.325388	11.748430	13.78%	249
2011	10.709979	10.325388	-3.59%	255
2010*	10.000000	10.709979	7.10%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.831377	13.984599	8.99%	0
2013	10.102135	12.831377	27.02%	0
2012	9.046352	10.102135	11.67%	0
2011*	10.000000	9.046352	-9.54%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.711374	21.851711	10.86%	2,234
2013	15.252060	19.711374	29.24%	2,402
2012	13.578667	15.252060	12.32%	2,763
2011	13.767110	13.578667	-1.37%	2,904
2010	12.396141	13.767110	11.06%	4,321
2009*	10.000000	12.396141	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.573557	13.987301	3.05%	0
2013	11.217368	13.573557	21.00%	0
2012	9.876964	11.217368	13.57%	172
2011	9.970101	9.876964	-0.93%	6,447
2010	9.068158	9.970101	9.95%	7,623
2009	7.486222	9.068158	21.13%	11,395
2008	10.861614	7.486222	-31.08%	5,007
2007	10.427094	10.861614	4.17%	0
2006*	10.000000	10.427094	4.27%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.894232	11.225029	3.04%	1,644
2013	11.392820	10.894232	-4.38%	2,001
2012	11.058827	11.392820	3.02%	1,947
2011	10.656705	11.058827	3.77%	5,844
2010	10.243901	10.656705	4.03%	6,877
2009	9.306266	10.243901	10.08%	6,877
2008	10.520262	9.306266	-11.54%	9,819
2007	10.409221	10.520262	1.07%	10,290
2006*	10.000000	10.409221	4.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.801329	14.794166	-0.05%	2,120
2013	11.722659	14.801329	26.26%	2,262
2012	9.783291	11.722659	19.82%	4,867
2011	10.990536	9.783291	-10.98%	4,659
2010	10.060622	10.990536	9.24%	8,232
2009	7.238672	10.060622	38.98%	6,133
2008	12.019214	7.238672	-39.77%	5,855
2007	10.708700	12.019214	12.24%	1,263
2006*	10.000000	10.708700	7.09%	1,729
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.337885	14.147165	6.07%	0
2013	10.484616	13.337885	27.21%	0
2012	9.099247	10.484616	15.23%	0
2011	9.726409	9.099247	-6.45%	2,332
2010	8.384221	9.726409	16.01%	5,801
2009	6.155155	8.384221	36.21%	5,801
2008	11.241811	6.155155	-45.25%	5,801
2007	10.236847	11.241811	9.82%	6,753
2006*	10.000000	10.236847	2.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.939049	12.916650	8.19%	2,597
2013	9.148015	11.939049	30.51%	3,014
2012	7.962252	9.148015	14.89%	3,043
2011	8.297526	7.962252	-4.04%	3,060
2010	7.617747	8.297526	8.92%	2,597
2009	5.938710	7.617747	28.27%	2,597
2008	9.769577	5.938710	-39.21%	2,597
2007*	10.000000	9.769577	-2.30%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.221536	19.347083	0.65%	3,751
2013	18.290277	19.221536	5.09%	1,398
2012	16.267785	18.290277	12.43%	1,413
2011	15.964206	16.267785	1.90%	1,498
2010	14.374149	15.964206	11.06%	1,632
2009	10.030824	14.374149	43.30%	1,649
2008	14.192415	10.030824	-29.32%	1,670
2007	14.021832	14.192415	1.22%	1,689
2006	12.915841	14.021832	8.56%	1,704
2005	12.852665	12.915841	0.49%	1,722
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.370662	23.916739	6.91%	3,000
2013	16.845598	22.370662	32.80%	3,000
2012	14.524582	16.845598	15.98%	3,000
2011	15.184938	14.524582	-4.35%	6,885
2010	13.401074	15.184938	13.31%	6,885
2009	10.644586	13.401074	25.90%	5,230
2008	17.275388	10.644586	-38.38%	5,907
2007	18.073967	17.275388	-4.42%	8,980
2006	15.934319	18.073967	13.43%	9,514
2005	15.616715	15.934319	2.03%	8,264
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.123743	12.679965	4.59%	0
2013	8.605792	12.123743	40.88%	0
2012	7.504897	8.605792	14.67%	0
2011	8.654916	7.504897	-13.29%	0
2010	7.642153	8.654916	13.25%	0
2009	5.090232	7.642153	50.13%	0
2008*	10.000000	5.090232	-49.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.453603	14.592506	8.47%	0
2013	9.893050	13.453603	35.99%	0
2012	9.049793	9.893050	9.32%	0
2011	9.531298	9.049793	-5.05%	0
2010	7.859069	9.531298	21.28%	0
2009	6.099785	7.859069	28.84%	0
2008*	10.000000	6.099785	-39.00%	3,538
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.943715	12.226538	2.37%	20
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
2011	10.055121	9.736744	-3.17%	0
2010	9.278998	10.055121	8.36%	0
2009	7.889996	9.278998	17.60%	0
2008*	10.000000	7.889996	-21.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.125412	12.460139	2.76%	0
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
2011	9.639496	9.135318	-5.23%	6,513
2010	8.738475	9.639496	10.31%	6,568
2009	7.170498	8.738475	21.87%	6,629
2008*	10.000000	7.170498	-28.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.364802	11.526726	1.42%	0
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
2011	10.507326	10.458904	-0.46%	0
2010	10.023671	10.507326	4.83%	0
2009	9.036060	10.023671	10.93%	0
2008*	10.000000	9.036060	-9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.038799	12.356083	2.64%	0
2013	10.411868	12.038799	15.63%	0
2012	9.440750	10.411868	10.29%	0
2011	9.848044	9.440750	-4.14%	10,632
2010	9.009172	9.848044	9.31%	10,632
2009	7.526994	9.009172	19.69%	6,789
2008*	10.000000	7.526994	-24.73%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
2010	8.458991	9.407764	11.22%	8,954
2009	6.808767	8.458991	24.24%	0
2008*	10.000000	6.808767	-31.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.797690	12.052135	2.16%	0
2013	10.805629	11.797690	9.18%	0
2012	10.004897	10.805629	8.00%	0
2011	10.220701	10.004897	-2.11%	9,607
2010	9.550512	10.220701	7.02%	9,607
2009	8.268590	9.550512	15.50%	9,607
2008*	10.000000	8.268590	-17.31%	543
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.567839	11.885069	2.74%	0
2013	12.042223	11.567839	-3.94%	0
2012	11.415554	12.042223	5.49%	0
2011	10.947201	11.415554	4.28%	0
2010	10.445512	10.947201	4.80%	0
2009	9.800405	10.445512	6.58%	0
2008*	10.000000	9.800405	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
2009	9.806200	11.206811	14.28%	0
2008*	10.000000	9.806200	-1.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	31.503670	29.148854	-7.47%	732
2013	31.960427	31.503670	-1.43%	0
2012	27.834924	31.960427	14.82%	0
2011	36.638038	27.834924	-24.03%	0
2010	32.203559	36.638038	13.77%	0
2009	20.118140	32.203559	60.07%	0
2008	48.724248	20.118140	-58.71%	0
2007	34.194184	48.724248	42.49%	0
2006	25.556052	34.194184	33.80%	0
2005	19.675015	25.556052	29.89%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.083894	12.402262	2.63%	0
2013	12.832090	12.083894	-5.83%	0
2012	12.686748	12.832090	1.15%	456
2011	12.050888	12.686748	5.28%	415
2010	11.717690	12.050888	2.84%	437
2009	11.625974	11.717690	0.79%	852
2008	10.996208	11.625974	5.73%	20,543
2007	10.456077	10.996208	5.17%	20,729
2006	10.308192	10.456077	1.43%	19,571
2005	10.170039	10.308192	1.36%	15,132
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.836548	8.610632	-2.56%	0
2013	7.658091	8.836548	15.39%	0
2012	6.771668	7.658091	13.09%	0
2011	7.665647	6.771668	-11.66%	0
2010	6.911330	7.665647	10.91%	0
2009	5.439586	6.911330	27.06%	205
2008*	10.000000	5.439586	-45.60%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.183736	9.376825	-7.92%	0
2013	8.574084	10.183736	18.77%	0
2012	7.390148	8.574084	16.02%	0
2011	8.639344	7.390148	-14.46%	0
2010	8.195706	8.639344	5.41%	0
2009	6.492680	8.195706	26.23%	0
2008	11.624236	6.492680	-44.15%	0
2007	10.827926	11.624236	7.35%	546
2006*	10.000000	10.827926	8.28%	1,751
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.594794	23.282376	3.04%	3,892
2013	18.091136	22.594794	24.89%	33,505
2012	15.903701	18.091136	13.75%	33,953
2011	16.865953	15.903701	-5.71%	36,007
2010	14.990655	16.865953	12.51%	36,242
2009	12.006727	14.990655	24.85%	43,323
2008	19.370012	12.006727	-38.01%	33,359
2007	18.627254	19.370012	3.99%	33,357
2006	16.238229	18.627254	14.71%	37,496
2005	15.327674	16.238229	5.94%	37,498
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.664468	15.053137	2.65%	0
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
2011	12.390907	12.269767	-0.98%	0
2010	11.496080	12.390907	7.78%	0
2009*	10.000000	11.496080	14.96%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.651882	17.195659	3.27%	0
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.245320	13.506036	1.97%	3,406
2013	12.872988	13.245320	2.89%	3,406
2012	12.470780	12.872988	3.23%	3,406
2011	12.343508	12.470780	1.03%	3,406
2010	11.876288	12.343508	3.93%	3,406
2009	11.092429	11.876288	7.07%	14,448
2008	12.025824	11.092429	-7.76%	15,425
2007	11.628004	12.025824	3.42%	17,610
2006	11.158734	11.628004	4.21%	22,537
2005	11.004575	11.158734	1.40%	21,772
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.004799	18.587309	3.24%	21,359
2013	15.728790	18.004799	14.47%	30,273
2012	14.462282	15.728790	8.76%	31,151
2011	14.740247	14.462282	-1.89%	49,146
2010	13.540200	14.740247	8.86%	51,065
2009	11.579600	13.540200	16.93%	49,805
2008	15.361218	11.579600	-24.62%	61,488
2007	14.813939	15.361218	3.69%	230,116
2006	13.553620	14.813939	9.30%	258,061
2005	13.107851	13.553620	3.40%	285,645
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.693940	21.317933	3.02%	49,645
2013	17.228554	20.693940	20.11%	45,584
2012	15.430735	17.228554	11.65%	48,673
2011	16.062594	15.430735	-3.93%	51,192
2010	14.503712	16.062594	10.75%	39,354
2009	11.879401	14.503712	22.09%	41,879
2008	17.641492	11.879401	-32.66%	42,798
2007	16.934317	17.641492	4.18%	42,107
2006	15.062418	16.934317	12.43%	42,214
2005	14.331913	15.062418	5.10%	43,956

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.679197	16.118498	2.80%	11,286
2013	14.457393	15.679197	8.45%	4,399
2012	13.634356	14.457393	6.04%	6,280
2011	13.610050	13.634356	0.18%	13,430
2010	12.778219	13.610050	6.51%	13,430
2009	11.364256	12.778219	12.44%	16,091
2008	13.628897	11.364256	-16.62%	8,941
2007	13.118511	13.628897	3.89%	76,303
2006	12.326824	13.118511	6.42%	114,522
2005	12.019327	12.326824	2.56%	125,740
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.406789	21.744225	6.55%	10,059
2013	15.255643	20.406789	33.77%	10,331
2012	13.125810	15.255643	16.23%	17,540
2011	13.714900	13.125810	-4.30%	17,680
2010	12.876575	13.714900	6.51%	27,683
2009*	10.000000	12.876575	28.77%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.352358	32.597239	7.40%	220
2013	23.242853	30.352358	30.59%	377
2012	20.159477	23.242853	15.29%	394
2011	21.074937	20.159477	-4.34%	397
2010	17.013868	21.074937	23.87%	1,109
2009	12.675571	17.013868	34.23%	1,207
2008	20.326795	12.675571	-37.64%	1,394
2007	19.256325	20.326795	5.56%	1,521
2006	17.852771	19.256325	7.86%	1,217
2005	16.225157	17.852771	10.03%	1,116
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.492846	9.317231	-1.85%	38,012
2013	9.671770	9.492846	-1.85%	45,406
2012	9.854573	9.671770	-1.86%	48,056
2011	10.039796	9.854573	-1.84%	55,740
2010	10.229014	10.039796	-1.85%	46,431
2009	10.417445	10.229014	-1.81%	64,059
2008	10.400214	10.417445	0.17%	68,426
2007	10.112656	10.400214	2.84%	38,895
2006	9.856226	10.112656	2.60%	27,514
2005	9.780540	9.856226	0.77%	28,523

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.375806	14.657831	1.96%	0
2013	14.813348	14.375806	-2.95%	0
2012	13.446101	14.813348	10.17%	187
2011	12.978836	13.446101	3.60%	4,225
2010	11.957409	12.978836	8.54%	6,939
2009	9.794737	11.957409	22.08%	2,905
2008	12.065711	9.794737	-18.82%	2,702
2007	11.750886	12.065711	2.68%	5,627
2006	11.419269	11.750886	2.90%	5,893
2005	11.385690	11.419269	0.29%	4,447
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.787388	10.444650	-3.18%	0
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	0
2011	9.025504	8.006280	-11.29%	0
2010	8.080005	9.025504	11.70%	0
2009	6.048367	8.080005	33.59%	0
2008*	10.000000	6.048367	-39.52%	3,955
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.697538	14.802596	-11.35%	0
2013	14.053860	16.697538	18.81%	0
2012	12.233737	14.053860	14.88%	0
2011	14.911587	12.233737	-17.96%	0
2010	14.346757	14.911587	3.94%	0
2009	11.286674	14.346757	27.11%	0
2008	21.486728	11.286674	-47.47%	180
2007	21.316653	21.486728	0.80%	180
2006	17.742531	21.316653	20.14%	180
2005	16.170138	17.742531	9.72%	180
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.897708	13.943797	8.11%	9,422
2013	9.776303	12.897708	31.93%	9,614
2012	8.576687	9.776303	13.99%	2,924
2011	9.029911	8.576687	-5.02%	2,924
2010	7.975139	9.029911	13.23%	2,924
2009	6.281640	7.975139	26.96%	675
2008*	10.000000	6.281640	-37.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.232607	13.236140	8.20%	7,821
2013	9.230031	12.232607	32.53%	7,837
2012	7.997515	9.230031	15.41%	1,149
2011	8.676601	7.997515	-7.83%	4,424
2010	7.840677	8.676601	10.66%	6,559
2009	6.269802	7.840677	25.05%	6,463
2008*	10.000000	6.269802	-37.30%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.723288	13.970409	1.80%	2,523
2013	10.087466	13.723288	36.04%	2,693
2012	8.965139	10.087466	12.52%	0
2011	9.559284	8.965139	-6.22%	0
2010	7.700979	9.559284	24.13%	0
2009	6.192315	7.700979	24.36%	0
2008*	10.000000	6.192315	-38.08%	1,098
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.630542	16.803960	14.86%	2,222
2013	10.986464	14.630542	33.17%	2,222
2012	9.621339	10.986464	14.19%	682
2011	10.035290	9.621339	-4.12%	682
2010	8.546437	10.035290	17.42%	0
2009	6.673995	8.546437	28.06%	0
2008*	10.000000	6.673995	-33.26%	1,806
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.481055	21.618773	0.64%	1,197
2013	15.203622	21.481055	41.29%	1,169
2012	13.697455	15.203622	11.00%	1,262
2011	14.076350	13.697455	-2.69%	1,300
2010	11.463564	14.076350	22.79%	1,378
2009	9.183081	11.463564	24.83%	1,432
2008	17.500830	9.183081	-47.53%	1,378
2007	16.285328	17.500830	7.46%	1,427
2006	16.110548	16.285328	1.08%	2,218
2005	15.234783	16.110548	5.75%	2,851
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	31.030082	32.516441	4.79%	818
2013	22.577981	31.030082	37.44%	928
2012	19.121810	22.577981	18.07%	911
2011	20.605213	19.121810	-7.20%	971
2010	16.598802	20.605213	24.14%	986
2009	13.436896	16.598802	23.53%	1,015
2008	20.222599	13.436896	-33.56%	990
2007	22.211681	20.222599	-8.96%	1,719
2006	19.325182	22.211681	14.94%	2,680
2005	19.155578	19.325182	0.89%	2,701

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.038058	28.659256	-1.30%	0
2013	21.049325	29.038058	37.95%	0
2012	18.612848	21.049325	13.09%	212
2011	20.131252	18.612848	-7.54%	1,412
2010	16.410976	20.131252	22.67%	2,337
2009	12.437959	16.410976	31.94%	2,611
2008	20.557672	12.437959	-39.50%	4,556
2007	20.557852	20.557672	0.00%	7,502
2006	18.741745	20.557852	9.69%	7,070
2005	17.047183	18.741745	9.94%	6,681
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.341629	21.227030	9.75%	0
2013	15.066929	19.341629	28.37%	0
2012	13.484355	15.066929	11.74%	0
2011	13.686234	13.484355	-1.48%	0
2010	12.315506	13.686234	11.13%	0
2009	9.993615	12.315506	23.23%	0
2008	17.438964	9.993615	-42.69%	2,313
2007	16.469458	17.438964	5.89%	3,390
2006	14.796175	16.469458	11.31%	2,001
2005	14.082839	14.796175	5.07%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.817384	13.654599	26.23%	0
2013	10.731513	10.817384	0.80%	0
2012	9.460182	10.731513	13.44%	841
2011	9.080691	9.460182	4.18%	850
2010	7.126472	9.080691	27.42%	1,895
2009	5.563279	7.126472	28.10%	2,875
2008*	10.000000	5.563279	-44.37%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.655259	12.935645	10.99%	0
2013*	10.000000	11.655259	16.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.301244	10.160615	-1.37%	0
2013	10.484347	10.301244	-1.75%	0
2012	10.318874	10.484347	1.60%	0
2011	10.378124	10.318874	-0.57%	0
2010	10.323906	10.378124	0.53%	0
2009	9.820295	10.323906	5.13%	0
2008*	10.000000	9.820295	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.522875	12.850623	2.62%	0
2013*	10.000000	12.522875	25.23%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.975750	14.402673	-9.85%	2,975
2013	13.553328	15.975750	17.87%	3,189
2012	11.549727	13.553328	17.35%	227
2011	13.436871	11.549727	-14.04%	228
2010	12.873037	13.436871	4.38%	0
2009*	10.000000	12.873037	28.73%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.128225	10.001498	-1.25%	958
2013	10.255879	10.128225	-1.24%	1,109
2012	9.989651	10.255879	2.67%	1,213
2011	10.148128	9.989651	-1.56%	2,562
2010	9.820384	10.148128	3.34%	7,796
2009	8.828835	9.820384	11.23%	7,824
2008	10.390631	8.828835	-15.03%	10,441
2007	10.105358	10.390631	2.82%	20,658
2006	9.880148	10.105358	2.28%	21,961
2005	9.922647	9.880148	-0.43%	18,450
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	19.057039	19.353617	1.56%	216
2013	13.313697	19.057039	43.14%	216
2012	12.465616	13.313697	6.80%	365
2011	12.836225	12.465616	-2.89%	364
2010	10.933729	12.836225	17.40%	363
2009	9.074922	10.933729	20.48%	373
2008	15.276455	9.074922	-40.60%	357
2007	15.486280	15.276455	-1.35%	1,835
2006	14.990135	15.486280	3.31%	2,153
2005	14.841809	14.990135	1.00%	2,076
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	21.734071	23.546677	8.34%	0
2013	16.092279	21.734071	35.06%	0
2012	14.774175	16.092279	8.92%	301
2011	15.530501	14.774175	-4.87%	14,043
2010	12.879389	15.530501	20.58%	14,043
2009	9.984406	12.879389	29.00%	14,044
2008	16.798984	9.984406	-40.57%	14,058
2007	15.906329	16.798984	5.61%	17,965
2006	14.252324	15.906329	11.61%	16,354
2005	13.588384	14.252324	4.89%	14,069

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.571159	28.619119	0.17%	2,595
2013	22.922434	28.571159	24.64%	160
2012	19.309873	22.922434	18.71%	3,607
2011	21.507168	19.309873	-10.22%	3,607
2010	18.938318	21.507168	13.56%	3,607
2009	13.846190	18.938318	36.78%	3,607
2008	23.643183	13.846190	-41.44%	3,607
2007	22.710241	23.643183	4.11%	4,860
2006	19.714004	22.710241	15.20%	4,860
2005	17.608662	19.714004	11.96%	5,331
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.917390	9.976437	0.60%	0
2013	10.141553	9.917390	-2.21%	0
2012*	10.000000	10.141553	1.42%	560
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.000321	-10.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.798334	22.536709	8.36%	5,476
2013	16.121711	20.798334	29.01%	5,130
2012	14.086578	16.121711	14.45%	9,946
2011	14.396821	14.086578	-2.15%	6,117
2010	12.663841	14.396821	13.68%	8,835
2009	10.080586	12.663841	25.63%	8,778
2008	16.734981	10.080586	-39.76%	12,393
2007	16.372426	16.734981	2.21%	14,051
2006	14.535004	16.372426	12.64%	13,825
2005	14.004211	14.535004	3.79%	11,992
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	31.171298	34.160326	9.59%	611
2013	22.584078	31.171298	38.02%	636
2012	19.555273	22.584078	15.49%	666
2011	20.409488	19.555273	-4.19%	686
2010	16.897853	20.409488	20.78%	686
2009	12.577491	16.897853	34.35%	686
2008	20.670727	12.577491	-39.15%	1,367
2007	21.359870	20.670727	-3.23%	1,854
2006	18.979349	21.359870	12.54%	1,608
2005	17.623824	18.979349	7.69%	686
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.120998	9.078001	-0.47%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.718051	11.535888	-1.55%	0
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	4,528
2010	10.830339	11.626247	7.35%	3,981
2009*	10.000000	10.830339	8.30%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.348829	11.222225	-1.12%	0
2013	11.589647	11.348829	-2.08%	403
2012	11.166580	11.589647	3.79%	4,410
2011	11.262962	11.166580	-0.86%	330
2010	10.909511	11.262962	3.24%	382
2009*	10.000000	10.909511	9.10%	104
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.297503	10.528196	2.24%	0
2013	10.711515	10.297503	-3.87%	505
2012	9.967028	10.711515	7.47%	432
2011*	10.000000	9.967028	-0.33%	423
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.188898	19.768482	8.68%	1,271
2013	13.658539	18.188898	33.17%	1,322
2012	11.681125	13.658539	16.93%	1,417
2011	12.480136	11.681125	-6.40%	1,398
2010	11.116845	12.480136	12.26%	1,402
2009	8.725219	11.116845	27.41%	1,462
2008	14.501740	8.725219	-39.83%	2,491
2007	15.726340	14.501740	-7.79%	2,422
2006	13.822597	15.726340	13.77%	2,498
2005	13.382696	13.822597	3.29%	2,495
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.862768	17.258926	-8.50%	0
2013	15.005863	18.862768	25.70%	0
2012	12.540849	15.005863	19.66%	0
2011	15.381731	12.540849	-18.47%	0
2010	14.243374	15.381731	7.99%	0
2009	11.643640	14.243374	22.33%	0
2008	21.166526	11.643640	-44.99%	315
2007	19.902453	21.166526	6.35%	315
2006	15.875772	19.902453	25.36%	315
2005	14.415757	15.875772	10.13%	315

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	20.170216	21.721557	7.69%	0
2013	14.298193	20.170216	41.07%	0
2012	12.753699	14.298193	12.11%	0
2011	15.816854	12.753699	-19.37%	0
2010	13.340219	15.816854	18.57%	0
2009	8.292772	13.340219	60.87%	0
2008	13.418513	8.292772	-38.20%	0
2007	12.957523	13.418513	3.56%	0
2006	12.520549	12.957523	3.49%	0
2005	12.068798	12.520549	3.74%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.619829	27.845830	28.80%	0
2013	14.634667	21.619829	47.73%	0
2012	11.382550	14.634667	28.57%	0
2011	10.505563	11.382550	8.35%	0
2010*	10.000000	10.505563	5.06%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.815778	12.474581	5.58%	0
2013	12.108751	11.815778	-2.42%	0
2012	11.298831	12.108751	7.17%	0
2011	10.921086	11.298831	3.46%	0
2010	10.412737	10.921086	4.88%	0
2009	9.699151	10.412737	7.36%	0
2008	11.035849	9.699151	-12.11%	2,153
2007	10.687295	11.035849	3.26%	5,095
2006	10.513789	10.687295	1.65%	3,280
2005	10.305973	10.513789	2.02%	1,132
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	21.129343	21.337848	0.99%	0
2013	23.593642	21.129343	-10.44%	0
2012	20.393775	23.593642	15.69%	0
2011	19.438922	20.393775	4.91%	0
2010	18.047123	19.438922	7.71%	0
2009	14.131677	18.047123	27.71%	0
2008	16.934984	14.131677	-16.55%	0
2007	16.218791	16.934984	4.42%	0
2006	14.912555	16.218791	8.76%	0
2005	13.548609	14.912555	10.07%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.523064	8.355084	-20.60%	1,001
2013	9.699657	10.523064	8.49%	1,079
2012*	10.000000	9.699657	-3.00%	1,467

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.428352	22.563055	-3.69%	650
2013	15.888672	23.428352	47.45%	701
2012	15.007617	15.888672	5.87%	717
2011	16.026653	15.007617	-6.36%	264
2010	12.880121	16.026653	24.43%	0
2009	8.597067	12.880121	49.82%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: - Class B Q/NQ
2014	11.095351	11.336651	2.17%	0
2013	10.109592	11.095351	9.75%	0
2012*	10.000000	10.109592	1.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.510360	23.050336	7.16%	3,446
2013	16.299498	21.510360	31.97%	3,478
2012	14.179258	16.299498	14.95%	3,503
2011	13.633077	14.179258	4.01%	3,532
2010	12.326389	13.633077	10.60%	4,737
2009	10.445924	12.326389	18.00%	4,770
2008	17.964756	10.445924	-41.85%	5,207
2007	17.474675	17.964756	2.80%	6,122
2006	15.233868	17.474675	14.71%	6,422
2005	14.853284	15.233868	2.56%	7,985
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	30.769933	32.868914	6.82%	21,735
2013	22.800524	30.769933	34.95%	22,564
2012	19.629588	22.800524	16.15%	26,928
2011	21.908237	19.629588	-10.40%	33,651
2010	17.650383	21.908237	24.12%	37,839
2009	12.618626	17.650383	39.88%	27,876
2008	20.030494	12.618626	-37.00%	5,823
2007	20.123674	20.030494	-0.46%	5,928
2006	17.970616	20.123674	11.98%	9,723
2005	17.187195	17.970616	4.56%	9,834
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.728673	12.892289	1.29%	112,011
2013	14.184631	12.728673	-10.26%	123,715
2012	13.472357	14.184631	5.29%	133,623
2011	12.295411	13.472357	9.57%	205,329
2010	11.929218	12.295411	3.07%	194,944
2009	11.038864	11.929218	8.07%	142,665
2008	11.440148	11.038864	-3.51%	83,602
2007	10.657116	11.440148	7.35%	68,304
2006	10.698655	10.657116	-0.39%	85,717
2005	10.742961	10.698655	-0.41%	64,811
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	21.025210	23.157428	10.14%	0
2013	15.827132	21.025210	32.84%	0
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	0
2010	12.525743	13.983990	11.64%	0
2009	10.846969	12.525743	15.48%	0
2008	16.949441	10.846969	-36.00%	0
2007	17.363685	16.949441	-2.39%	0
2006	15.159191	17.363685	14.54%	525
2005	14.791613	15.159191	2.49%	553

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.518511	22.245681	13.97%	28,977
2013	15.324475	19.518511	27.37%	29,648
2012	13.447730	15.324475	13.96%	39,983
2011	13.831236	13.447730	-2.77%	45,876
2010	11.856213	13.831236	16.66%	48,567
2009	9.315701	11.856213	27.27%	46,326
2008	12.585912	9.315701	-25.98%	30,306
2007	13.156741	12.585912	-4.34%	37,326
2006	11.160354	13.156741	17.89%	21,219
2005*	10.000000	11.160354	11.60%	3,355
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.782617	14.774408	-0.06%	261,114
2013	13.176970	14.782617	12.19%	263,628
2012	12.221543	13.176970	7.82%	311,482
2011	12.934953	12.221543	-5.52%	308,155
2010	12.018891	12.934953	7.62%	227,374
2009*	10.000000	12.018891	20.19%	61,958
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.180737	12.614223	3.56%	3,117
2013*	10.000000	12.180737	21.81%	539
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.841571	8.42%	2,294
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	31.480821	32.447778	3.07%	33,153
2013	22.816722	31.480821	37.97%	34,754
2012	20.106417	22.816722	13.48%	41,867
2011	20.390739	20.106417	-1.39%	47,738
2010	16.527358	20.390739	23.38%	52,819
2009	13.482033	16.527358	22.59%	41,984
2008	19.903666	13.482033	-32.26%	37,727
2007	20.435589	19.903666	-2.60%	15,237
2006	18.215806	20.435589	12.19%	22,501
2005	17.323874	18.215806	5.15%	12,187
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.199542	23.510032	10.90%	25,041
2013	16.416157	21.199542	29.14%	30,350
2012	14.499648	16.416157	13.22%	34,542
2011	14.551624	14.499648	-0.36%	38,469
2010	12.957235	14.551624	12.31%	40,860
2009	10.484318	12.957235	23.59%	36,299
2008	17.060175	10.484318	-38.55%	21,093
2007	16.574042	17.060175	2.93%	23,617
2006	14.671716	16.574042	12.97%	27,140
2005	14.327417	14.671716	2.40%	27,038

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.071167	21.220085	5.72%	25,878
2013	16.941897	20.071167	18.47%	26,038
2012	15.689093	16.941897	7.99%	29,658
2011	14.714455	15.689093	6.62%	41,351
2010	13.044385	14.714455	12.80%	36,067
2009	10.884321	13.044385	19.85%	35,161
2008	15.795961	10.884321	-31.09%	20,281
2007	15.078643	15.795961	4.76%	13,518
2006	13.232899	15.078643	13.95%	59,470
2005	12.961593	13.232899	2.09%	15,609
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	19.022439	18.897938	-0.65%	2,119
2013	13.089064	19.022439	45.33%	2,175
2012	11.102817	13.089064	17.89%	2,240
2011	13.175601	11.102817	-15.73%	2,358
2010	10.271918	13.175601	28.27%	3,631
2009	8.330082	10.271918	23.31%	2,598
2008	13.653059	8.330082	-38.99%	2,797
2007	15.696762	13.653059	-13.02%	2,797
2006	15.463665	15.696762	1.51%	3,202
2005	14.940160	15.463665	3.50%	3,202
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.027409	9.888134	-1.39%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.925263	15.406923	-3.25%	0
2013	13.987908	15.925263	13.85%	0
2012	12.966617	13.987908	7.88%	0
2011	13.994934	12.966617	-7.35%	0
2010	12.630154	13.994934	10.81%	0
2009	11.372684	12.630154	11.06%	0
2008	16.491882	11.372684	-31.04%	0
2007	15.342410	16.491882	7.49%	0
2006	13.513893	15.342410	13.53%	0
2005	13.552134	13.513893	-0.28%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.923495	13.116623	1.49%	6,715
2013	13.082341	12.923495	-1.21%	6,794
2012	12.191501	13.082341	7.31%	7,634
2011	12.190654	12.191501	0.01%	9,275
2010	11.482091	12.190654	6.17%	13,984
2009	9.745985	11.482091	17.81%	24,399
2008	10.751903	9.745985	-9.36%	24,789
2007	10.430737	10.751903	3.08%	36,002
2006	10.236368	10.430737	1.90%	32,780
2005	10.337354	10.236368	-0.98%	27,617

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.198993	14.508393	2.18%	10,463
2013	12.793112	14.198993	10.99%	18,984
2012	11.693642	12.793112	9.40%	19,234
2011	11.976883	11.693642	-2.36%	18,698
2010	10.853307	11.976883	10.35%	17,116
2009	8.929952	10.853307	21.54%	11,311
2008	12.170952	8.929952	-26.63%	4,965
2007	11.449951	12.170952	6.30%	5,282
2006	10.656145	11.449951	7.45%	5,557
2005*	10.000000	10.656145	6.56%	2,344
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.667963	15.042833	2.56%	42,797
2013	12.936935	14.667963	13.38%	44,624
2012	11.669522	12.936935	10.86%	56,573
2011	12.050735	11.669522	-3.16%	88,614
2010	10.749898	12.050735	12.10%	122,903
2009	8.528856	10.749898	26.04%	114,517
2008	12.944625	8.528856	-34.11%	58,752
2007	12.006703	12.944625	7.81%	43,282
2006	10.961738	12.006703	9.53%	7,701
2005*	10.000000	10.961738	9.62%	2,936
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.284923	15.697732	2.70%	11,699
2013	12.839946	15.284923	19.04%	8,881
2012	11.369757	12.839946	12.93%	8,955
2011	11.933033	11.369757	-4.72%	8,587
2010	10.501446	11.933033	13.63%	8,776
2009	8.164651	10.501446	28.62%	2,464
2008	13.468509	8.164651	-39.38%	2,681
2007	12.367469	13.468509	8.90%	2,867
2006	11.169149	12.367469	10.73%	3,016
2005*	10.000000	11.169149	11.69%	1,283
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.124767	16.357623	-14.47%	17,851
2013	15.711387	19.124767	21.73%	20,345
2012	15.300242	15.711387	2.69%	28,803
2011	16.459815	15.300242	-7.04%	35,631
2010	14.088047	16.459815	16.84%	41,993
2009	9.736367	14.088047	44.70%	47,131
2008	21.779859	9.736367	-55.30%	64,559
2007	15.253319	21.779859	42.79%	65,004
2006	13.339408	15.253319	14.35%	47,254
2005*	10.000000	13.339408	33.39%	48,937

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.557336	21.865659	6.36%	45,792
2013	16.401790	20.557336	25.34%	47,111
2012	14.291310	16.401790	14.77%	51,221
2011	14.480127	14.291310	-1.30%	77,454
2010	12.850889	14.480127	12.68%	84,368
2009	10.090937	12.850889	27.35%	80,108
2008	17.997091	10.090937	-43.93%	68,808
2007	18.126350	17.997091	-0.71%	66,544
2006	15.413918	18.126350	17.60%	55,442
2005	14.890118	15.413918	3.52%	28,387
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.610653	23.522829	8.85%	26,168
2013	16.205978	21.610653	33.35%	25,683
2012	14.448071	16.205978	12.17%	28,846
2011	14.739601	14.448071	-1.98%	33,185
2010	12.136474	14.739601	21.45%	38,603
2009	9.672824	12.136474	25.47%	32,287
2008	18.723429	9.672824	-48.34%	35,337
2007	15.077970	18.723429	24.18%	34,209
2006	14.428718	15.077970	4.50%	17,339
2005	13.947355	14.428718	3.45%	20,759
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.870188	13.328146	3.56%	245,146
2013	13.403317	12.870188	-3.98%	265,608
2012	12.945119	13.403317	3.54%	289,037
2011	12.334105	12.945119	4.95%	314,096
2010	11.696525	12.334105	5.45%	318,532
2009	10.330978	11.696525	13.22%	401,740
2008	10.914247	10.330978	-5.34%	347,228
2007	10.695648	10.914247	2.04%	368,975
2006	10.474496	10.695648	2.11%	183,995
2005	10.483602	10.474496	-0.09%	29,382
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.678383	35.013378	3.96%	51,819
2013	25.279972	33.678383	33.22%	58,037
2012	22.506390	25.279972	12.32%	67,539
2011	25.747562	22.506390	-12.59%	79,795
2010	20.423747	25.747562	26.07%	86,768
2009	14.904845	20.423747	37.03%	92,687
2008	25.171396	14.904845	-40.79%	91,004
2007	22.260345	25.171396	13.08%	85,383
2006	20.196810	22.260345	10.22%	85,747
2005	17.452852	20.196810	15.72%	96,070

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	23.208819	20.868102	-10.09%	1,082
2013	18.184482	23.208819	27.63%	1,082
2012	15.407177	18.184482	18.03%	1,764
2011	19.009475	15.407177	-18.95%	1,810
2010	17.182770	19.009475	10.63%	1,855
2009	13.884102	17.182770	23.76%	1,903
2008	25.269098	13.884102	-45.06%	2,433
2007	22.019372	25.269098	14.76%	2,433
2006	19.067291	22.019372	15.48%	2,433
2005	16.370488	19.067291	16.47%	2,434
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	28.249184	29.502307	4.44%	5,544
2013	22.130733	28.249184	27.65%	6,303
2012	17.764050	22.130733	24.58%	7,180
2011	19.916759	17.764050	-10.81%	7,920
2010	16.077894	19.916759	23.88%	15,152
2009	10.434236	16.077894	54.09%	16,128
2008	21.846573	10.434236	-52.24%	7,137
2007	21.133526	21.846573	3.37%	7,528
2006	18.578540	21.133526	13.75%	11,072
2005	18.498039	18.578540	0.44%	13,446
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.015766	12.116992	0.84%	10,281
2013	9.901081	12.015766	21.36%	10,890
2012	8.755911	9.901081	13.08%	11,862
2011	9.069547	8.755911	-3.46%	12,107
2010	8.389555	9.069547	8.11%	15,129
2009	6.569115	8.389555	27.71%	3,039
2008*	10.000000	6.569115	-34.31%	255
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.132974	14.497013	2.58%	44,398
2013	12.650361	14.132974	11.72%	40,182
2012	11.453388	12.650361	10.45%	65,290
2011	11.408652	11.453388	0.39%	75,223
2010	10.326718	11.408652	10.48%	94,802
2009	7.767215	10.326718	32.95%	98,759
2008	11.261623	7.767215	-31.03%	82,162
2007	11.070887	11.261623	1.72%	69,905
2006*	10.000000	11.070887	10.71%	33,185

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	22.402200	23.881409	6.60%	33,887
2013	17.617147	22.402200	27.16%	36,736
2012	16.048634	17.617147	9.77%	39,939
2011	15.440812	16.048634	3.94%	45,400
2010	13.052968	15.440812	18.29%	48,489
2009	11.344899	13.052968	15.06%	51,517
2008	15.872203	11.344899	-28.52%	53,607
2007	16.636787	15.872203	-4.60%	59,793
2006	14.486224	16.636787	14.85%	68,362
2005	14.284062	14.486224	1.42%	69,626
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.179122	30.745576	-1.39%	44,922
2013	23.340627	31.179122	33.58%	47,448
2012	20.108351	23.340627	16.07%	60,545
2011	21.308778	20.108351	-5.63%	74,716
2010	16.948821	21.308778	25.72%	86,101
2009	13.383779	16.948821	26.64%	125,739
2008	20.379018	13.383779	-34.33%	45,241
2007	21.293406	20.379018	-4.29%	41,437
2006	18.563394	21.293406	14.71%	26,128
2005	17.405526	18.563394	6.65%	16,437
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.305402	-6.95%	37,449
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	23.722979	20.670913	-12.87%	42,736
2013	19.675059	23.722979	20.57%	2,191
2012	16.972621	19.675059	15.92%	2,230
2011	19.369591	16.972621	-12.37%	2,273
2010	18.222589	19.369591	6.29%	4,080
2009	13.561455	18.222589	34.37%	2,946
2008	23.198948	13.561455	-41.54%	2,989
2007	20.494837	23.198948	13.19%	4,339
2006	17.210388	20.494837	19.08%	5,393
2005	15.931585	17.210388	8.03%	5,469
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.710786	9.695951	-0.15%	17,334
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.333471	11.550900	1.92%	0
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.864869	10.123204	2.62%	0
2013*	10.000000	9.864869	-1.35%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.038745	11.014633	-8.51%	65
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.039279	16.362123	-3.97%	3,085
2013	13.173078	17.039279	29.35%	3,340
2012	10.956550	13.173078	20.23%	5,710
2011	11.276729	10.956550	-2.84%	2,370
2010*	10.000000	11.276729	12.77%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.162533	13.960088	6.06%	7,479
2013	9.602726	13.162533	37.07%	8,675
2012*	10.000000	9.602726	-3.97%	12,109
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.488852	12.755880	2.14%	343
2013	9.914927	12.488852	25.96%	353
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.988097	13.714333	5.59%	22,898
2013	9.696880	12.988097	33.94%	25,231
2012*	10.000000	9.696880	-3.03%	28,257
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.414568	15.247004	-7.11%	122,106
2013	13.378593	16.414568	22.69%	140,242
2012	11.449652	13.378593	16.85%	124,931
2011	12.583734	11.449652	-9.01%	140,233
2010	11.809328	12.583734	6.56%	162,380
2009*	10.000000	11.809328	18.09%	30,167
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.666264	11.656668	-0.08%	3,168
2013	10.767691	11.666264	8.35%	3,208
2012*	10.000000	10.767691	7.68%	9,885
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.770848	13.507213	5.77%	3,490
2013	10.023807	12.770848	27.41%	2,267
2012*	10.000000	10.023807	0.24%	5,512

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	21.011031	22.298554	6.13%	588
2013	17.886708	21.011031	17.47%	632
2012	16.091081	17.886708	11.16%	10,386
2011	16.191014	16.091081	-0.62%	10,550
2010	15.272769	16.191014	6.01%	10,682
2009	12.403331	15.272769	23.13%	11,725
2008	15.070472	12.403331	-17.70%	11,591
2007	13.937940	15.070472	8.13%	11,827
2006	12.873580	13.937940	8.27%	14,637
2005	12.194655	12.873580	5.57%	14,761
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.365808	28.040748	6.35%	29,981
2013	20.544547	26.365808	28.33%	32,246
2012	16.917674	20.544547	21.44%	46,922
2011	18.540512	16.917674	-8.75%	44,282
2010	17.758387	18.540512	4.40%	47,959
2009	12.403817	17.758387	43.17%	43,169
2008	22.716955	12.403817	-45.40%	32,652
2007	16.958344	22.716955	33.96%	8,409
2006	15.849789	16.958344	6.99%	2,134
2005	14.360798	15.849789	10.37%	1,096
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.163399	14.113205	7.22%	4,619
2013	9.915766	13.163399	32.75%	5,926
2012*	10.000000	9.915766	-0.84%	5,965
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	32.404704	27.927566	-13.82%	12,962
2013	28.918947	32.404704	12.05%	15,021
2012	26.060546	28.918947	10.97%	19,472
2011	39.281295	26.060546	-33.66%	1,123
2010	32.044817	39.281295	22.58%	1,167
2009	18.250720	32.044817	75.58%	1,215
2008	38.966658	18.250720	-53.16%	1,737
2007	31.046642	38.966658	25.51%	1,737
2006	21.593269	31.046642	43.78%	1,737
2005	16.690295	21.593269	29.38%	1,737
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.799432	9.162735	-6.50%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.100140	12.788982	-9.30%	3,267
2013	10.183068	14.100140	38.47%	3,040
2012*	10.000000	10.183068	1.83%	4,623

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.355034	26.316484	8.05%	120,633
2013	18.318495	24.355034	32.95%	139,464
2012	16.122926	18.318495	13.62%	165,013
2011	16.519974	16.122926	-2.40%	195,056
2010	15.149121	16.519974	9.05%	213,845
2009	12.617582	15.149121	20.06%	241,409
2008	19.133862	12.617582	-34.06%	66,904
2007	18.139026	19.133862	5.48%	40,982
2006	15.350871	18.139026	18.16%	15,426
2005	14.704343	15.350871	4.40%	9,145
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.662964	14.539877	-0.84%	9,179
2013	11.716593	14.662964	25.15%	9,303
2012	10.307925	11.716593	13.67%	16,925
2011	10.702750	10.307925	-3.69%	16,479
2010*	10.000000	10.702750	7.03%	11,686
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.796551	13.932438	8.88%	322
2013	10.084994	12.796551	26.89%	537
2012	9.040233	10.084994	11.56%	220
2011*	10.000000	9.040233	-9.60%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.617821	21.725846	10.75%	37,830
2013	15.195144	19.617821	29.11%	43,324
2012	13.541825	15.195144	12.21%	55,555
2011	13.743741	13.541825	-1.47%	56,033
2010	12.387724	13.743741	10.95%	70,669
2009*	10.000000	12.387724	23.88%	3,894
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.467867	13.864243	2.94%	2,095,201
2013	11.141370	13.467867	20.88%	2,352,343
2012	9.820076	11.141370	13.46%	2,551,104
2011	9.922759	9.820076	-1.03%	2,675,365
2010	9.034298	9.922759	9.83%	2,779,534
2009	7.465869	9.034298	21.01%	2,276,035
2008	10.843154	7.465869	-31.15%	909,202
2007	10.420045	10.843154	4.06%	611,294
2006*	10.000000	10.420045	4.20%	273,333

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.809399	11.126283	2.93%	583,225
2013	11.315634	10.809399	-4.47%	641,952
2012	10.995134	11.315634	2.91%	493,150
2011	10.606108	10.995134	3.67%	490,207
2010	10.205658	10.606108	3.92%	518,605
2009	9.280979	10.205658	9.96%	411,257
2008	10.502388	9.280979	-11.63%	136,440
2007	10.402195	10.502388	0.96%	55,980
2006*	10.000000	10.402195	4.02%	8,941
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.686033	14.663961	-0.15%	76,729
2013	11.643199	14.686033	26.13%	84,724
2012	9.726901	11.643199	19.70%	103,312
2011	10.938302	9.726901	-11.07%	106,719
2010	10.023020	10.938302	9.13%	111,524
2009	7.218983	10.023020	38.84%	103,159
2008	11.998783	7.218983	-39.84%	77,144
2007	10.701461	11.998783	12.12%	54,069
2006*	10.000000	10.701461	7.01%	82,185
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.234019	14.022697	5.96%	154,272
2013	10.413584	13.234019	27.08%	165,681
2012	9.046835	10.413584	15.11%	185,219
2011	9.680230	9.046835	-6.54%	205,983
2010	8.352911	9.680230	15.89%	213,486
2009	6.138425	8.352911	36.08%	211,761
2008	11.222723	6.138425	-45.30%	192,309
2007	10.229939	11.222723	9.70%	129,053
2006*	10.000000	10.229939	2.30%	60,912
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.858170	12.816088	8.08%	556,206
2013	9.095307	11.858170	30.38%	644,663
2012	7.924459	9.095307	14.78%	624,653
2011	8.266547	7.924459	-4.14%	673,661
2010	7.597040	8.266547	8.81%	694,188
2009	5.928601	7.597040	28.14%	512,387
2008	9.762924	5.928601	-39.27%	145,668
2007*	10.000000	9.762924	-2.37%	25,425

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.009644	19.114320	0.55%	6,756
2013	18.107101	19.009644	4.98%	156
2012	16.121321	18.107101	12.32%	156
2011	15.836568	16.121321	1.80%	156
2010	14.273771	15.836568	10.95%	519
2009	9.970928	14.273771	43.15%	519
2008	14.122069	9.970928	-29.39%	1,011
2007	13.966646	14.122069	1.11%	2,387
2006	12.878087	13.966646	8.45%	3,078
2005	12.828129	12.878087	0.39%	3,136
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.124037	23.628957	6.80%	70,752
2013	16.676857	22.124037	32.66%	83,397
2012	14.393787	16.676857	15.86%	98,430
2011	15.063527	14.393787	-4.45%	109,142
2010	13.307463	15.063527	13.20%	120,451
2009	10.581010	13.307463	25.77%	114,472
2008	17.189769	10.581010	-38.45%	121,811
2007	18.002842	17.189769	-4.52%	231,107
2006	15.887753	18.002842	13.31%	193,931
2005	15.586906	15.887753	1.93%	70,699
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.053878	12.594061	4.48%	34,622
2013	8.564913	12.053878	40.74%	41,241
2012	7.476887	8.564913	14.55%	49,175
2011	8.631396	7.476887	-13.38%	69,096
2010	7.629139	8.631396	13.14%	80,442
2009	5.086752	7.629139	49.98%	76,292
2008*	10.000000	5.086752	-49.13%	3,407
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.376068	14.493622	8.35%	122,227
2013	9.846058	13.376068	35.85%	140,657
2012	9.016009	9.846058	9.21%	170,446
2011	9.505383	9.016009	-5.15%	194,575
2010	7.845689	9.505383	21.15%	206,080
2009	6.095623	7.845689	28.71%	365,936
2008*	10.000000	6.095623	-39.04%	424,423
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.993938	12.288876	2.46%	66,137
2013	9.447642	11.993938	26.95%	79,346
2012	8.295902	9.447642	13.88%	82,718
2011	9.037008	8.295902	-8.20%	86,278
2010	8.017520	9.037008	12.72%	82,214
2009	6.329119	8.017520	26.68%	41,786
2008*	10.000000	6.329119	-36.71%	20,662

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.874946	12.143745	2.26%	687,295
2013	10.562844	11.874946	12.42%	785,052
2012	9.700454	10.562844	8.89%	756,798
2011	10.027838	9.700454	-3.26%	728,994
2010	9.263244	10.027838	8.25%	742,404
2009	7.884632	9.263244	17.48%	341,445
2008*	10.000000	7.884632	-21.15%	27,806
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.055552	12.375742	2.66%	2,018,203
2013	10.140761	12.055552	18.88%	2,052,961
2012	9.101244	10.140761	11.42%	2,090,328
2011	9.613325	9.101244	-5.33%	2,213,230
2010	8.723627	9.613325	10.20%	2,155,932
2009	7.165610	8.723627	21.74%	1,086,700
2008*	10.000000	7.165610	-28.34%	77,157
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.299369	11.448690	1.32%	290,582
2013	10.982338	11.299369	2.89%	348,844
2012	10.419919	10.982338	5.40%	341,037
2011	10.478811	10.419919	-0.56%	245,159
2010	10.006663	10.478811	4.72%	222,203
2009	9.029915	10.006663	10.82%	207,213
2008*	10.000000	9.029915	-9.70%	37,588
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.778167	10.806831	0.27%	0
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.916085	10.811680	-0.96%	0
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.969453	12.272399	2.53%	1,393,706
2013	10.362445	11.969453	15.51%	1,562,011
2012	9.405547	10.362445	10.17%	1,593,646
2011	9.821305	9.405547	-4.23%	1,729,438
2010	8.993867	9.821305	9.20%	1,835,127
2009	7.521865	8.993867	19.57%	1,164,041
2008*	10.000000	7.521865	-24.78%	237,532

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.005828	12.308708	2.52%	403,718
2013	9.852628	12.005828	21.85%	428,146
2012	8.769858	9.852628	12.35%	446,000
2011	9.382225	8.769858	-6.53%	500,481
2010	8.444619	9.382225	11.10%	570,508
2009	6.804125	8.444619	24.11%	327,556
2008*	10.000000	6.804125	-31.96%	183,752
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.729710	11.970472	2.05%	260,799
2013	10.754332	11.729710	9.07%	277,422
2012	9.967594	10.754332	7.89%	379,189
2011	10.192952	9.967594	-2.21%	398,990
2010	9.534297	10.192952	6.91%	399,757
2009	8.262967	9.534297	15.39%	257,940
2008*	10.000000	8.262967	-17.37%	19,468
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.501237	11.804603	2.64%	87,756
2013	11.985097	11.501237	-4.04%	95,910
2012	11.373008	11.985097	5.38%	101,402
2011	10.917498	11.373008	4.17%	98,158
2010	10.427791	10.917498	4.70%	106,328
2009	9.793750	10.427791	6.47%	154,322
2008*	10.000000	9.793750	-2.06%	3,146
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.439242	12.792070	2.84%	13,896
2013	12.952001	12.439242	-3.96%	14,957
2012	12.332403	12.952001	5.02%	19,267
2011	11.859763	12.332403	3.99%	20,561
2010	11.187800	11.859763	6.01%	27,873
2009	9.799538	11.187800	14.17%	32,150
2008*	10.000000	9.799538	-2.00%	17,302
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	31.156320	28.798079	-7.57%	17,750
2013	31.640286	31.156320	-1.53%	916
2012	27.584275	31.640286	14.70%	919
2011	36.345122	27.584275	-24.10%	958
2010	31.978626	36.345122	13.65%	996
2009	19.997995	31.978626	59.91%	1,036
2008	48.482892	19.997995	-58.75%	1,480
2007	34.059656	48.482892	42.35%	1,480
2006	25.481383	34.059656	33.66%	1,480
2005	19.637463	25.481383	29.76%	1,480

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.950681	12.253042	2.53%	156,297
2013	12.703573	11.950681	-5.93%	170,338
2012	12.572529	12.703573	1.04%	171,897
2011	11.954538	12.572529	5.17%	185,872
2010	11.635860	11.954538	2.74%	205,304
2009	11.556553	11.635860	0.69%	324,511
2008	10.941692	11.556553	5.62%	387,368
2007	10.414910	10.941692	5.06%	311,378
2006	10.278047	10.414910	1.33%	164,957
2005	10.150616	10.278047	1.26%	13,505
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.785622	8.552281	-2.66%	42,073
2013	7.621717	8.785622	15.27%	40,596
2012	6.746396	7.621717	12.97%	40,694
2011	7.644830	6.746396	-11.75%	51,197
2010	6.899575	7.644830	10.80%	47,836
2009	5.435866	6.899575	26.93%	45,755
2008*	10.000000	5.435866	-45.64%	17,616
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.104360	9.294249	-8.02%	28,396
2013	8.515928	10.104360	18.65%	28,089
2012	7.347534	8.515928	15.90%	29,921
2011	8.598280	7.347534	-14.55%	30,540
2010	8.165074	8.598280	5.31%	30,441
2009	6.475014	8.165074	26.10%	27,043
2008	11.604467	6.475014	-44.20%	33,756
2007	10.820602	11.604467	7.24%	53,950
2006*	10.000000	10.820602	8.21%	96,331
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.345704	23.002243	2.94%	128,465
2013	17.909927	22.345704	24.77%	118,716
2012	15.760488	17.909927	13.64%	112,891
2011	16.731092	15.760488	-5.80%	118,428
2010	14.885937	16.731092	12.40%	129,540
2009	11.935003	14.885937	24.73%	160,339
2008	19.273993	11.935003	-38.08%	110,602
2007	18.553909	19.273993	3.88%	129,761
2006	16.190743	18.553909	14.60%	115,871
2005	15.298388	16.190743	5.83%	122,907
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.594888	14.966448	2.55%	191,746
2013	13.123412	14.594888	11.21%	191,877
2012	12.236480	13.123412	7.25%	253,552
2011	12.369869	12.236480	-1.08%	242,185
2010	11.488255	12.369869	7.67%	257,619
2009*	10.000000	11.488255	14.88%	121,031

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.572851	17.096610	3.16%	726,402
2013	14.144874	16.572851	17.17%	848,158
2012	12.852412	14.144874	10.06%	835,000
2011	13.231289	12.852412	-2.86%	830,376
2010	12.045182	13.231289	9.85%	666,811
2009*	10.000000	12.045182	20.45%	382,202
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.099296	13.343536	1.86%	118,976
2013	12.744055	13.099296	2.79%	137,519
2012	12.358508	12.744055	3.12%	167,269
2011	12.244822	12.358508	0.93%	177,442
2010	11.793354	12.244822	3.83%	192,338
2009	11.026204	11.793354	6.96%	193,441
2008	11.966235	11.026204	-7.86%	118,704
2007	11.582248	11.966235	3.32%	57,316
2006	11.126126	11.582248	4.10%	81,227
2005	10.983569	11.126126	1.30%	40,493
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.701720	10.674947	-0.25%	0
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.806277	18.363639	3.13%	805,830
2013	15.571226	17.806277	14.35%	951,706
2012	14.332048	15.571226	8.65%	1,109,533
2011	14.622383	14.332048	-1.99%	1,183,613
2010	13.445621	14.622383	8.75%	1,237,342
2009	11.510438	13.445621	16.81%	1,180,213
2008	15.285064	11.510438	-24.69%	810,297
2007	14.755622	15.285064	3.59%	817,947
2006	13.513991	14.755622	9.19%	689,961
2005	13.082811	13.513991	3.30%	515,805
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.465842	21.061472	2.91%	486,321
2013	17.056007	20.465842	19.99%	564,456
2012	15.291798	17.056007	11.54%	577,613
2011	15.934161	15.291798	-4.03%	638,474
2010	14.402396	15.934161	10.64%	684,574
2009	11.808455	14.402396	21.97%	720,183
2008	17.554065	11.808455	-32.73%	711,256
2007	16.867668	17.554065	4.07%	721,492
2006	15.018394	16.867668	12.31%	614,671
2005	14.304552	15.018394	4.99%	311,041

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.506288	15.924497	2.70%	231,073
2013	14.312546	15.506288	8.34%	251,192
2012	13.511552	14.312546	5.93%	290,936
2011	13.501187	13.511552	0.08%	299,988
2010	12.688935	13.501187	6.40%	265,653
2009	11.296366	12.688935	12.33%	356,441
2008	13.561316	11.296366	-16.70%	274,175
2007	13.066840	13.561316	3.78%	217,824
2006	12.290759	13.066840	6.31%	255,984
2005	11.996352	12.290759	2.45%	134,620
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.309979	21.619027	6.45%	117,685
2013	15.198751	20.309979	33.63%	133,109
2012	13.090219	15.198751	16.11%	146,721
2011	13.691636	13.090219	-4.39%	169,976
2010	12.867835	13.691636	6.40%	181,702
2009*	10.000000	12.867835	28.68%	1,035
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.109830	1.10%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.017686	32.204971	7.29%	30,685
2013	23.010003	30.017686	30.45%	33,323
2012	19.977903	23.010003	15.18%	39,725
2011	20.906373	19.977903	-4.44%	45,863
2010	16.894982	20.906373	23.74%	47,610
2009	12.599854	16.894982	34.09%	48,841
2008	20.226044	12.599854	-37.70%	46,127
2007	19.180528	20.226044	5.45%	36,869
2006	17.800600	19.180528	7.75%	28,882
2005	16.194190	17.800600	9.92%	25,070
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.387808	9.204747	-1.95%	261,510
2013	9.574509	9.387808	-1.95%	351,149
2012	9.765449	9.574509	-1.96%	426,969
2011	9.959114	9.765449	-1.94%	447,029
2010	10.157162	9.959114	-1.95%	537,304
2009	10.354819	10.157162	-1.91%	420,237
2008	10.348233	10.354819	0.06%	539,936
2007	10.072432	10.348233	2.74%	573,571
2006	9.827008	10.072432	2.50%	144,635
2005	9.761463	9.827008	0.67%	94,204

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.217275	14.481429	1.86%	85,075
2013	14.664939	14.217275	-3.05%	84,040
2012	13.325004	14.664939	10.06%	85,361
2011	12.875031	13.325004	3.49%	83,143
2010	11.873865	12.875031	8.43%	82,785
2009	9.736227	11.873865	21.96%	69,947
2008	12.005886	9.736227	-18.90%	52,876
2007	11.704613	12.005886	2.57%	53,704
2006	11.385869	11.704613	2.80%	27,617
2005	11.363940	11.385869	0.19%	13,913
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.725252	10.373896	-3.28%	156,066
2013	9.034304	10.725252	18.72%	168,129
2012	7.976413	9.034304	13.26%	190,621
2011	9.000995	7.976413	-11.38%	216,485
2010	8.066282	9.000995	11.59%	228,428
2009	6.044248	8.066282	33.45%	355,123
2008*	10.000000	6.044248	-39.56%	371,068
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.516926	14.627548	-11.44%	52,305
2013	13.916018	16.516926	18.69%	0
2012	12.126122	13.916018	14.76%	723
2011	14.795477	12.126122	-18.04%	723
2010	14.249548	14.795477	3.83%	723
2009	11.221641	14.249548	26.98%	723
2008	21.384785	11.221641	-47.53%	723
2007	21.237273	21.384785	0.69%	723
2006	17.694429	21.237273	20.02%	1,453
2005	16.142684	17.694429	9.61%	1,475
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.823434	13.849379	8.00%	86,289
2013	9.729903	12.823434	31.79%	98,154
2012	8.544698	9.729903	13.87%	120,207
2011	9.005380	8.544698	-5.12%	128,184
2010	7.961577	9.005380	13.11%	156,921
2009	6.277357	7.961577	26.83%	231,880
2008*	10.000000	6.277357	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.162131	13.146474	8.09%	48,961
2013	9.186203	12.162131	32.40%	51,803
2012	7.967675	9.186203	15.29%	60,085
2011	8.653032	7.967675	-7.92%	72,348
2010	7.827338	8.653032	10.55%	93,919
2009	6.265525	7.827338	24.93%	95,714
2008*	10.000000	6.265525	-37.34%	791

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.644232	13.875771	1.70%	101,584
2013	10.039569	13.644232	35.90%	107,724
2012	8.931698	10.039569	12.40%	136,690
2011	9.533309	8.931698	-6.31%	156,001
2010	7.687878	9.533309	24.00%	162,505
2009	6.188086	7.687878	24.24%	231,465
2008*	10.000000	6.188086	-38.12%	136,281
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.546263	16.690140	14.74%	96,254
2013	10.934308	14.546263	33.03%	106,855
2012	9.585454	10.934308	14.07%	126,334
2011	10.008039	9.585454	-4.22%	149,132
2010	8.531911	10.008039	17.30%	171,344
2009	6.669444	8.531911	27.93%	247,450
2008*	10.000000	6.669444	-33.31%	269,035
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.244174	21.358593	0.54%	5,406
2013	15.051287	21.244174	41.15%	5,759
2012	13.574086	15.051287	10.88%	7,478
2011	13.963762	13.574086	-2.79%	12,496
2010	11.383451	13.963762	22.67%	12,087
2009	9.128209	11.383451	24.71%	16,523
2008	17.414054	9.128209	-47.58%	17,873
2007	16.221203	17.414054	7.35%	21,406
2006	16.063452	16.221203	0.98%	24,486
2005	15.205697	16.063452	5.64%	38,785
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.688022	32.125237	4.68%	9,662
2013	22.351848	30.688022	37.30%	10,209
2012	18.949634	22.351848	17.95%	11,842
2011	20.440477	18.949634	-7.29%	15,401
2010	16.482865	20.440477	24.01%	23,320
2009	13.356635	16.482865	23.41%	23,639
2008	20.122351	13.356635	-33.62%	26,386
2007	22.124258	20.122351	-9.05%	14,842
2006	19.268704	22.124258	14.82%	21,725
2005	19.119017	19.268704	0.78%	30,149

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	28.717928	28.314416	-1.41%	9,872
2013	20.838481	28.717928	37.81%	11,020
2012	18.445249	20.838481	12.97%	13,817
2011	19.970280	18.445249	-7.64%	15,475
2010	16.296331	19.970280	22.54%	16,053
2009	12.363666	16.296331	31.81%	16,087
2008	20.455785	12.363666	-39.56%	49,476
2007	20.476947	20.455785	-0.10%	40,048
2006	18.686979	20.476947	9.58%	33,775
2005	17.014645	18.686979	9.83%	10,287
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.128379	20.971602	9.64%	82,259
2013	14.915989	19.128379	28.24%	97,495
2012	13.362918	14.915989	11.62%	113,433
2011	13.576782	13.362918	-1.58%	130,407
2010	12.229463	13.576782	11.02%	140,869
2009	9.933923	12.229463	23.11%	230,032
2008	17.352525	9.933923	-42.75%	282,218
2007	16.404635	17.352525	5.78%	239,947
2006	14.752925	16.404635	11.20%	139,391
2005	14.055950	14.752925	4.96%	548
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.755035	13.562081	26.10%	32,399
2013	10.680542	10.755035	0.70%	38,252
2012	9.424859	10.680542	13.32%	49,624
2011	9.055986	9.424859	4.07%	61,714
2010	7.114320	9.055986	27.29%	74,951
2009	5.559464	7.114320	27.97%	84,457
2008*	10.000000	5.559464	-44.41%	355
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.647335	12.913677	10.87%	1,637
2013*	10.000000	11.647335	16.47%	1,935
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.241887	10.091776	-1.47%	65,542
2013	10.434583	10.241887	-1.85%	72,716
2012	10.280398	10.434583	1.50%	68,304
2011	10.349954	10.280398	-0.67%	71,739
2010	10.306389	10.349954	0.42%	79,517
2009	9.813634	10.306389	5.02%	84,017
2008*	10.000000	9.813634	-1.86%	12,895
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.514368	12.828800	2.51%	1,175
2013*	10.000000	12.514368	25.14%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.899946	14.319716	-9.94%	147,609
2013	13.502774	15.899946	17.75%	149,488
2012	11.518399	13.502774	17.23%	172,427
2011	13.414082	11.518399	-14.13%	193,576
2010	12.864296	13.414082	4.27%	183,258
2009*	10.000000	12.864296	28.64%	279,371
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.016598	9.881184	-1.35%	110,347
2013	10.153185	10.016598	-1.35%	121,662
2012	9.899724	10.153185	2.56%	128,686
2011	10.066997	9.899724	-1.66%	130,343
2010	9.751814	10.066997	3.23%	163,837
2009	8.776128	9.751814	11.12%	180,272
2008	10.339136	8.776128	-15.12%	295,566
2007	10.065578	10.339136	2.72%	296,760
2006	9.851254	10.065578	2.18%	156,627
2005	9.903697	9.851254	-0.53%	22,588
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.846938	19.120742	1.45%	2,200
2013	13.180332	18.846938	42.99%	2,912
2012	12.353347	13.180332	6.69%	3,498
2011	12.733574	12.353347	-2.99%	4,579
2010	10.857340	12.733574	17.28%	6,153
2009	9.020719	10.857340	20.36%	6,970
2008	15.200728	9.020719	-40.66%	17,567
2007	15.425324	15.200728	-1.46%	7,592
2006	14.946321	15.425324	3.20%	9,184
2005	14.813472	14.946321	0.90%	9,025
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	21.498966	23.268227	8.23%	5,193
2013	15.934428	21.498966	34.92%	7,233
2012	14.644211	15.934428	8.81%	5,975
2011	15.409556	14.644211	-4.97%	6,713
2010	12.792100	15.409556	20.46%	10,052
2009	9.926852	12.792100	28.86%	9,703
2008	16.719252	9.926852	-40.63%	14,950
2007	15.847072	16.719252	5.50%	310,987
2006	14.213670	15.847072	11.49%	181,607
2005	13.565311	14.213670	4.78%	7,464

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.256219	28.274821	0.07%	18,317
2013	22.692867	28.256219	24.52%	1,495
2012	19.136033	22.692867	18.59%	1,495
2011	21.335250	19.136033	-10.31%	1,495
2010	18.806055	21.335250	13.45%	2,455
2009	13.763518	18.806055	36.64%	1,495
2008	23.526051	13.763518	-41.50%	1,495
2007	22.620904	23.526051	4.00%	1,893
2006	19.656415	22.620904	15.08%	2,447
2005	17.575066	19.656415	11.84%	2,467
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.905471	9.954297	0.49%	9,620
2013	10.139690	9.905471	-2.31%	5,500
2012*	10.000000	10.139690	1.40%	5,570
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.994189	-10.06%	4,793
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.569009	22.265508	8.25%	97,085
2013	15.960199	20.569009	28.88%	111,407
2012	13.959700	15.960199	14.33%	126,364
2011	14.281674	13.959700	-2.25%	143,339
2010	12.575351	14.281674	13.57%	155,232
2009	10.020365	12.575351	25.50%	229,584
2008	16.652019	10.020365	-39.82%	254,943
2007	16.307973	16.652019	2.11%	226,057
2006	14.492509	16.307973	12.53%	159,746
2005	13.977468	14.492509	3.68%	13,779
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.827666	33.749328	9.48%	25,516
2013	22.357865	30.827666	37.88%	25,023
2012	19.379189	22.357865	15.37%	28,101
2011	20.246317	19.379189	-4.28%	32,421
2010	16.779833	20.246317	20.66%	35,274
2009	12.502392	16.779833	34.21%	41,306
2008	20.568311	12.502392	-39.22%	90,077
2007	21.275840	20.568311	-3.33%	65,065
2006	18.923917	21.275840	12.43%	41,846
2005	17.590220	18.923917	7.58%	11,069
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.382876	10.226711	-1.50%	0
2013	10.577812	10.382876	-1.84%	0
2012*	10.000000	10.577812	5.78%	3,227
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.114752	9.062546	-0.57%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.662394	11.469395	-1.65%	18,789
2013	12.730338	11.662394	-8.39%	21,785
2012	12.338602	12.730338	3.17%	23,495
2011	11.606488	12.338602	6.31%	27,231
2010	10.822960	11.606488	7.24%	21,052
2009*	10.000000	10.822960	8.23%	6,829
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.294935	11.157555	-1.22%	127,527
2013	11.546390	11.294935	-2.18%	163,284
2012	11.136275	11.546390	3.68%	178,053
2011	11.243820	11.136275	-0.96%	182,498
2010	10.902078	11.243820	3.13%	176,712
2009*	10.000000	10.902078	9.02%	148,316
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.269571	10.488961	2.14%	11,091
2013	10.693354	10.269571	-3.96%	24,988
2012	9.960299	10.693354	7.36%	22,501
2011*	10.000000	9.960299	-0.40%	17,075
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.992194	19.534772	8.57%	2,529
2013	13.524605	17.992194	33.03%	3,945
2012	11.578406	13.524605	16.81%	4,273
2011	12.382977	11.578406	-6.50%	4,335
2010	11.041531	12.382977	12.15%	4,185
2009	8.674948	11.041531	27.28%	4,227
2008	14.432931	8.674948	-39.89%	4,259
2007	15.667777	14.432931	-7.88%	4,402
2006	13.785121	15.667777	13.66%	5,693
2005	13.359972	13.785121	3.18%	7,321
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.658719	17.054831	-8.60%	0
2013	14.858667	18.658719	25.57%	0
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
2010	14.146876	15.261968	7.88%	0
2009	11.576553	14.146876	22.20%	0
2008	21.066102	11.576553	-45.05%	0
2007	19.828334	21.066102	6.24%	0
2006	15.832728	19.828334	25.24%	0
2005	14.391285	15.832728	10.02%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.952026	21.464695	7.58%	0
2013	14.157940	19.952026	40.92%	0
2012	12.641510	14.157940	12.00%	0
2011	15.693708	12.641510	-19.45%	0
2010	13.249841	15.693708	18.44%	2,229
2009	8.244992	13.249841	60.70%	1,871
2008	13.354829	8.244992	-38.26%	0
2007	12.909247	13.354829	3.45%	0
2006	12.486580	12.909247	3.38%	0
2005	12.048297	12.486580	3.64%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.539315	27.713887	28.67%	3,842
2013	14.595017	21.539315	47.58%	2,701
2012	11.363302	14.595017	28.44%	2,030
2011	10.498469	11.363302	8.24%	86
2010*	10.000000	10.498469	4.98%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.687977	12.327078	5.47%	21,687
2013	11.990000	11.687977	-2.52%	28,768
2012	11.199459	11.990000	7.06%	32,795
2011	10.836056	11.199459	3.35%	45,832
2010	10.342210	10.836056	4.78%	46,187
2009	9.643273	10.342210	7.25%	46,933
2008	10.983472	9.643273	-12.20%	196,544
2007	10.647467	10.983472	3.16%	242,987
2006	10.485262	10.647467	1.55%	124,501
2005	10.288472	10.485262	1.91%	7,207
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	20.893804	21.078495	0.88%	0
2013	23.354443	20.893804	-10.54%	0
2012	20.207642	23.354443	15.57%	420
2011	19.281092	20.207642	4.81%	420
2010	17.918838	19.281092	7.60%	420
2009	14.045524	17.918838	27.58%	420
2008	16.848924	14.045524	-16.64%	420
2007	16.152914	16.848924	4.31%	420
2006	14.867089	16.152914	8.65%	420
2005	13.521031	14.867089	9.96%	420
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.505179	8.332372	-20.68%	1,699
2013	9.693042	10.505179	8.38%	3,474
2012*	10.000000	9.693042	-3.07%	7,791

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.379231	8.207733	-20.92%	116
2013	9.597551	10.379231	8.14%	116
2012*	10.000000	9.597551	-4.02%	116
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.211348	22.331284	-3.79%	13,966
2013	15.757536	23.211348	47.30%	13,710
2012	14.898983	15.757536	5.76%	19,421
2011	15.926844	14.898983	-6.45%	19,650
2010	12.812951	15.926844	24.30%	18,837
2009	8.560950	12.812951	49.67%	11,326

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.076506	11.305855	2.07%	0
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.272938	22.772677	7.05%	2,302
2013	16.136046	21.272938	31.83%	2,302
2012	14.051433	16.136046	14.84%	2,302
2011	13.523943	14.051433	3.90%	2,302
2010	12.240195	13.523943	10.49%	2,302
2009	10.383470	12.240195	17.88%	2,302
2008	17.875638	10.383470	-41.91%	2,302
2007	17.405833	17.875638	2.70%	2,302
2006	15.189296	17.405833	14.59%	6,248
2005	14.824901	15.189296	2.46%	8,141
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	30.430364	32.473030	6.71%	1,820
2013	22.571903	30.430364	34.82%	1,820
2012	19.452648	22.571903	16.04%	1,820
2011	21.732897	19.452648	-10.49%	1,754
2010	17.526978	21.732897	24.00%	1,754
2009	12.543189	17.526978	39.73%	1,754
2008	19.931126	12.543189	-37.07%	1,754
2007	20.044400	19.931126	-0.57%	1,874
2006	17.918036	20.044400	11.87%	4,135
2005	17.154343	17.918036	4.45%	4,641
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.586613	12.735401	1.18%	3,315
2013	14.040648	12.586613	-10.36%	3,446
2012	13.349261	14.040648	5.18%	4,346
2011	12.195460	13.349261	9.46%	5,725
2010	11.844314	12.195460	2.96%	6,776
2009	10.971485	11.844314	7.96%	7,945
2008	11.381929	10.971485	-3.61%	14,784
2007	10.613767	11.381929	7.24%	14,781
2006	10.665985	10.613767	-0.49%	14,934
2005	10.721060	10.665985	-0.51%	10,290
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	20.793178	22.878508	10.03%	1,775
2013	15.668438	20.793178	32.71%	1,831
2012	13.976473	15.668438	12.11%	1,883
2011	13.872054	13.976473	0.75%	1,937
2010	12.438155	13.872054	11.53%	1,510
2009	10.782118	12.438155	15.36%	1,510
2008	16.865337	10.782118	-36.07%	1,510
2007	17.295269	16.865337	-2.49%	1,307
2006	15.114823	17.295269	14.43%	0
2005	14.763325	15.114823	2.38%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.346705	22.027389	13.86%	373
2013	15.205078	19.346705	27.24%	373
2012	13.356612	15.205078	13.84%	302
2011	13.751509	13.356612	-2.87%	302
2010	11.799886	13.751509	16.54%	302
2009	9.280914	11.799886	27.14%	0
2008	12.551742	9.280914	-26.06%	0
2007	13.134493	12.551742	-4.44%	1,694
2006	11.152811	13.134493	17.77%	1,376
2005*	10.000000	11.152811	11.53%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.712386	14.689214	-0.16%	3,212
2013	13.127768	14.712386	12.07%	3,212
2012	12.188370	13.127768	7.71%	3,212
2011	12.912985	12.188370	-5.61%	3,040
2010	12.010714	12.912985	7.51%	1,106
2009*	10.000000	12.010714	20.11%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.172451	12.592779	3.45%	0
2013*	10.000000	12.172451	21.72%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.834176	8.34%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	31.133452	32.057013	2.97%	159
2013	22.587974	31.133452	37.83%	159
2012	19.925196	22.587974	13.36%	159
2011	20.227547	19.925196	-1.49%	137
2010	16.411804	20.227547	23.25%	1,370
2009	13.401442	16.411804	22.46%	1,360
2008	19.804932	13.401442	-32.33%	954
2007	20.355099	19.804932	-2.70%	884
2006	18.162532	20.355099	12.07%	1,118
2005	17.290778	18.162532	5.04%	1,047
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.965619	23.226905	10.79%	11,510
2013	16.251584	20.965619	29.01%	11,915
2012	14.368974	16.251584	13.10%	12,118
2011	14.435165	14.368974	-0.46%	13,506
2010	12.866647	14.435165	12.19%	13,904
2009	10.421639	12.866647	23.46%	16,361
2008	16.975537	10.421639	-38.61%	20,370
2007	16.508747	16.975537	2.83%	23,053
2006	14.628794	16.508747	12.85%	24,294
2005	14.300041	14.628794	2.30%	25,642

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.849688	20.964517	5.62%	2,537
2013	16.772047	19.849688	18.35%	5,074
2012	15.547700	16.772047	7.87%	5,074
2011	14.596711	15.547700	6.52%	5,074
2010	12.953195	14.596711	12.69%	5,074
2009	10.819266	12.953195	19.72%	0
2008	15.717602	10.819266	-31.16%	1,437
2007	15.019248	15.717602	4.65%	1,437
2006	13.194185	15.019248	13.83%	8,202
2005	12.936823	13.194185	1.99%	2,862
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.812448	18.670247	-0.76%	0
2013	12.957771	18.812448	45.18%	0
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	0
2010	10.200065	13.070098	28.14%	0
2009	8.280264	10.200065	23.19%	1,458
2008	13.585320	8.280264	-39.05%	1,458
2007	15.634927	13.585320	-13.11%	5,487
2006	15.418441	15.634927	1.40%	5,487
2005	14.911623	15.418441	3.40%	4,425
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.020537	9.871289	-1.49%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.749482	15.221319	-3.35%	3,446
2013	13.847624	15.749482	13.73%	3,446
2012	12.849719	13.847624	7.77%	3,446
2011	13.882899	12.849719	-7.44%	3,446
2010	12.541829	13.882899	10.69%	3,446
2009	11.304681	12.541829	10.94%	3,446
2008	16.410037	11.304681	-31.11%	3,446
2007	15.281941	16.410037	7.38%	3,446
2006	13.474333	15.281941	13.42%	3,446
2005	13.526220	13.474333	-0.38%	3,446
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.780869	12.958643	1.39%	13,590
2013	12.951170	12.780869	-1.31%	13,053
2012	12.081621	12.951170	7.20%	11,608
2011	12.093088	12.081621	-0.09%	11,839
2010	11.401817	12.093088	6.06%	13,428
2009	9.687723	11.401817	17.69%	15,583
2008	10.698526	9.687723	-9.45%	22,151
2007	10.389604	10.698526	2.97%	34,640
2006	10.206382	10.389604	1.80%	32,803
2005	10.317582	10.206382	-1.08%	32,434

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.073984	14.365999	2.07%	0
2013	12.693424	14.073984	10.88%	0
2012	11.614386	12.693424	9.29%	0
2011	11.907821	11.614386	-2.46%	0
2010	10.801733	11.907821	10.24%	0
2009	8.896602	10.801733	21.41%	0
2008	12.137905	8.896602	-26.70%	0
2007	11.430576	12.137905	6.19%	0
2006	10.648948	11.430576	7.34%	0
2005*	10.000000	10.648948	6.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.538820	14.895181	2.45%	0
2013	12.836107	14.538820	13.27%	0
2012	11.590432	12.836107	10.75%	0
2011	11.981254	11.590432	-3.26%	0
2010	10.698813	11.981254	11.99%	0
2009	8.496988	10.698813	25.91%	0
2008	12.909459	8.496988	-34.18%	0
2007	11.986381	12.909459	7.70%	0
2006	10.954327	11.986381	9.42%	0
2005*	10.000000	10.954327	9.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.150319	15.543617	2.60%	0
2013	12.739850	15.150319	18.92%	0
2012	11.292668	12.739850	12.82%	0
2011	11.864210	11.292668	-4.82%	0
2010	10.451533	11.864210	13.52%	0
2009	8.134146	10.451533	28.49%	0
2008	13.431918	8.134146	-39.44%	0
2007	12.346527	13.431918	8.79%	0
2006	11.161593	12.346527	10.62%	0
2005*	10.000000	11.161593	11.62%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.956324	16.196986	-14.56%	256
2013	15.588906	18.956324	21.60%	898
2012	15.196504	15.588906	2.58%	898
2011	16.364877	15.196504	-7.14%	1,368
2010	14.021066	16.364877	16.72%	1,131
2009	9.699975	14.021066	44.55%	2,309
2008	21.720703	9.699975	-55.34%	2,896
2007	15.227511	21.720703	42.64%	5,967
2006	13.330408	15.227511	14.23%	3,256
2005*	10.000000	13.330408	33.30%	6,257

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.330445	21.602273	6.26%	1,451
2013	16.237313	20.330445	25.21%	1,467
2012	14.162482	16.237313	14.65%	4,352
2011	14.364228	14.162482	-1.40%	4,462
2010	12.761021	14.364228	12.56%	9,964
2009	10.030605	12.761021	27.22%	9,737
2008	17.907811	10.030605	-43.99%	17,050
2007	18.054937	17.907811	-0.81%	24,212
2006	15.368821	18.054937	17.48%	25,097
2005	14.861653	15.368821	3.41%	26,944
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.372184	23.239538	8.74%	1,252
2013	16.043496	21.372184	33.21%	1,252
2012	14.317850	16.043496	12.05%	2,912
2011	14.621627	14.317850	-2.08%	2,802
2010	12.051597	14.621627	21.33%	2,802
2009	9.614980	12.051597	25.34%	26,110
2008	18.630533	9.614980	-48.39%	29,137
2007	15.018540	18.630533	24.05%	29,768
2006	14.386490	15.018540	4.39%	30,722
2005	13.920691	14.386490	3.35%	30,259
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.728167	13.167636	3.45%	1,324
2013	13.268945	12.728167	-4.08%	1,373
2012	12.828449	13.268945	3.43%	1,419
2011	12.235391	12.828449	4.85%	1,465
2010	11.614755	12.235391	5.34%	5,027
2009	10.269217	11.614755	13.10%	7,410
2008	10.860076	10.269217	-5.44%	6,702
2007	10.653482	10.860076	1.94%	22,806
2006	10.443820	10.653482	2.01%	15,570
2005	10.463537	10.443820	-0.19%	19,711
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.306743	34.591680	3.86%	7,963
2013	25.026513	33.306743	33.09%	9,445
2012	22.303535	25.026513	12.21%	9,885
2011	25.541510	22.303535	-12.68%	10,598
2010	20.280943	25.541510	25.94%	13,248
2009	14.815738	20.280943	36.89%	20,928
2008	25.046511	14.815738	-40.85%	22,841
2007	22.172632	25.046511	12.96%	24,900
2006	20.137717	22.172632	10.10%	27,426
2005	17.419498	20.137717	15.60%	30,014

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	22.952684	20.616729	-10.18%	0
2013	18.002140	22.952684	27.50%	0
2012	15.268283	18.002140	17.91%	0
2011	18.857340	15.268283	-19.03%	0
2010	17.062622	18.857340	10.52%	0
2009	13.801097	17.062622	23.63%	1,172
2008	25.143740	13.801097	-45.11%	1,172
2007	21.932626	25.143740	14.64%	1,172
2006	19.011494	21.932626	15.37%	1,172
2005	16.339193	19.011494	16.36%	3,073
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	27.937400	29.146923	4.33%	175
2013	21.908811	27.937400	27.52%	175
2012	17.603902	21.908811	24.45%	175
2011	19.757329	17.603902	-10.90%	155
2010	15.965456	19.757329	23.75%	303
2009	10.371849	15.965456	53.93%	1,064
2008	21.738230	10.371849	-52.29%	604
2007	21.050300	21.738230	3.27%	1,445
2006	18.524206	21.050300	13.64%	604
2005	18.462717	18.524206	0.33%	906
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	291
2010	8.375293	9.044914	8.00%	291
2009	6.564641	8.375293	27.58%	251
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.022809	14.369332	2.47%	5,961
2013	12.564571	14.022809	11.61%	3,809
2012	11.387360	12.564571	10.34%	4,309
2011	11.354435	11.387360	0.29%	5,154
2010	10.288120	11.354435	10.36%	1,537
2009	7.746080	10.288120	32.82%	744
2008	11.242463	7.746080	-31.10%	3,428
2007	11.063397	11.242463	1.62%	7,027
2006*	10.000000	11.063397	10.63%	4,476

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	22.154981	23.593773	6.49%	4,697
2013	17.440515	22.154981	27.03%	1,794
2012	15.903977	17.440515	9.66%	1,721
2011	15.317214	15.903977	3.83%	2,078
2010	12.961698	15.317214	18.17%	2,155
2009	11.277073	12.961698	14.94%	32,263
2008	15.793448	11.277073	-28.60%	38,750
2007	16.571233	15.793448	-4.69%	45,504
2006	14.443825	16.571233	14.73%	48,464
2005	14.256750	14.443825	1.31%	56,866
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	30.835021	30.375229	-1.49%	558
2013	23.106579	30.835021	33.45%	562
2012	19.927081	23.106579	15.96%	1,499
2011	21.138214	19.927081	-5.73%	1,621
2010	16.830295	21.138214	25.60%	2,461
2009	13.303765	16.830295	26.51%	2,676
2008	20.277923	13.303765	-34.39%	2,114
2007	21.209528	20.277923	-4.39%	4,349
2006	18.509091	21.209528	14.59%	3,051
2005	17.372271	18.509091	6.54%	3,987
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.299025	-7.01%	2,091
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	23.461147	20.421896	-12.95%	118
2013	19.477749	23.461147	20.45%	0
2012	16.819616	19.477749	15.80%	0
2011	19.214566	16.819616	-12.46%	0
2010	18.095180	19.214566	6.19%	0
2009	13.480387	18.095180	34.23%	1,183
2008	23.083871	13.480387	-41.60%	1,183
2007	20.414100	23.083871	13.08%	1,405
2006	17.160035	20.414100	18.96%	2,170
2005	15.901138	17.160035	7.92%	2,574
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.704165	9.679459	-0.25%	4,033
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.314220	11.519530	1.81%	0
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.999915	10.967909	-8.60%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.984351	16.292738	-4.07%	0
2013	13.144009	16.984351	29.22%	0
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.140017	13.921999	5.95%	560
2013	9.596074	13.140017	36.93%	3,895
2012*	10.000000	9.596074	-4.04%	3,895
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.467655	12.721241	2.03%	0
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.965892	13.676915	5.48%	0
2013	9.690174	12.965892	33.80%	0
2012*	10.000000	9.690174	-3.10%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.336613	15.159096	-7.21%	2,703
2013	13.328635	16.336613	22.57%	2,720
2012	11.418568	13.328635	16.73%	2,724
2011	12.562358	11.418568	-9.10%	2,348
2010	11.801289	12.562358	6.45%	1,039
2009*	10.000000	11.801289	18.01%	627
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.646447	11.624989	-0.18%	608
2013	10.760372	11.646447	8.23%	608
2012*	10.000000	10.760372	7.60%	3,117
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.749157	13.470510	5.66%	565
2013	10.016988	12.749157	27.28%	565
2012*	10.000000	10.016988	0.17%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	20.779140	22.029966	6.02%	0
2013	17.707353	20.779140	17.35%	0
2012	15.946042	17.707353	11.05%	0
2011	16.061414	15.946042	-0.72%	0
2010	15.165981	16.061414	5.90%	0
2009	12.329177	15.165981	23.01%	0
2008	14.995676	12.329177	-17.78%	0
2007	13.883000	14.995676	8.01%	849
2006	12.835888	13.883000	8.16%	9,372
2005	12.171323	12.835888	5.46%	9,372
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.074827	27.703016	6.24%	96
2013	20.338543	26.074827	28.20%	96
2012	16.765168	20.338543	21.31%	96
2011	18.392106	16.765168	-8.85%	74
2010	17.634224	18.392106	4.30%	466
2009	12.329659	17.634224	43.02%	671
2008	22.604261	12.329659	-45.45%	668
2007	16.891524	22.604261	33.82%	0
2006	15.803415	16.891524	6.89%	2,203
2005	14.333356	15.803415	10.26%	2,752
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.140911	14.074718	7.11%	103
2013	9.908916	13.140911	32.62%	103
2012*	10.000000	9.908916	-0.91%	103
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	32.047066	27.591124	-13.90%	1,510
2013	28.628967	32.047066	11.94%	1,438
2012	25.825644	28.628967	10.85%	1,443
2011	38.966986	25.825644	-33.72%	0
2010	31.820813	38.966986	22.46%	0
2009	18.141624	31.820813	75.40%	0
2008	38.773429	18.141624	-53.21%	0
2007	30.924379	38.773429	25.38%	0
2006	21.530106	30.924379	43.63%	156
2005	16.658394	21.530106	29.24%	156
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.792759	9.147158	-6.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.076204	12.754237	-9.39%	0
2013	10.176152	14.076204	38.33%	0
2012*	10.000000	10.176152	1.76%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.086185	25.999421	7.94%	1,251
2013	18.134765	24.086185	32.82%	1,251
2012	15.977548	18.134765	13.50%	1,056
2011	16.387708	15.977548	-2.50%	1,056
2010	15.043167	16.387708	8.94%	2,207
2009	12.542134	15.043167	19.94%	1,860
2008	19.038918	12.542134	-34.12%	2,736
2007	18.067550	19.038918	5.38%	2,872
2006	15.305948	18.067550	18.04%	3,726
2005	14.676237	15.305948	4.29%	3,380
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.608273	14.470885	-0.94%	493
2013	11.684796	14.608273	25.02%	493
2012	10.290473	11.684796	13.55%	1,721
2011	10.695520	10.290473	-3.79%	287
2010*	10.000000	10.695520	6.96%	287
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.761794	13.880425	8.77%	0
2013	10.067860	12.761794	26.76%	0
2012	9.034111	10.067860	11.44%	0
2011*	10.000000	9.034111	-9.66%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.524697	21.600674	10.63%	10,560
2013	15.138435	19.524697	28.97%	10,896
2012	13.505087	15.138435	12.09%	11,519
2011	13.720413	13.505087	-1.57%	12,598
2010	12.379296	13.720413	10.83%	13,051
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.362852	13.742108	2.84%	12,318
2013	11.065785	13.362852	20.76%	3,633
2012	9.763427	11.065785	13.34%	2,050
2011	9.875579	9.763427	-1.14%	2,428
2010	9.000512	9.875579	9.72%	2,428
2009	7.445547	9.000512	20.88%	2,428
2008	10.824700	7.445547	-31.22%	2,428
2007	10.412999	10.824700	3.95%	2,428
2006*	10.000000	10.412999	4.13%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.725171	11.028314	2.83%	618
2013	11.238925	10.725171	-4.57%	618
2012	10.931779	11.238925	2.81%	879
2011	10.555724	10.931779	3.56%	879
2010	10.167548	10.555724	3.82%	879
2009	9.255754	10.167548	9.85%	618
2008	10.484532	9.255754	-11.72%	618
2007	10.395160	10.484532	0.86%	984
2006*	10.000000	10.395160	3.95%	1,019
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.571552	14.534816	-0.25%	454
2013	11.564229	14.571552	26.01%	473
2012	9.670813	11.564229	19.58%	498
2011	10.886326	9.670813	-11.17%	590
2010	9.985564	10.886326	9.02%	2,700
2009	7.199342	9.985564	38.70%	2,818
2008	11.978384	7.199342	-39.90%	3,229
2007	10.694225	11.978384	12.01%	3,483
2006*	10.000000	10.694225	6.94%	7,674
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.130864	13.899208	5.85%	478
2013	10.342945	13.130864	26.95%	498
2012	8.994660	10.342945	14.99%	524
2011	9.634207	8.994660	-6.64%	1,589
2010	8.321680	9.634207	15.77%	3,267
2009	6.121705	8.321680	35.94%	3,361
2008	11.203628	6.121705	-45.36%	1,995
2007	10.223017	11.203628	9.59%	2,127
2006*	10.000000	10.223017	2.23%	267
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.777700	12.716135	7.97%	0
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	1,485
2007*	10.000000	9.756266	-2.44%	1,629

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.799828	18.884071	0.45%	6,477
2013	17.925524	18.799828	4.88%	0
2012	15.975999	17.925524	12.20%	0
2011	15.709798	15.975999	1.69%	0
2010	14.173966	15.709798	10.84%	0
2009	9.911311	14.173966	43.01%	0
2008	14.051996	9.911311	-29.47%	0
2007	13.911607	14.051996	1.01%	0
2006	12.840388	13.911607	8.34%	559
2005	12.803603	12.840388	0.29%	872
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.879839	23.344310	6.69%	4,495
2013	16.509610	21.879839	32.53%	4,606
2012	14.264017	16.509610	15.74%	4,625
2011	14.942924	14.264017	-4.54%	4,797
2010	13.214377	14.942924	13.08%	4,799
2009	10.517723	13.214377	25.64%	6,259
2008	17.104463	10.517723	-38.51%	9,543
2007	17.931895	17.104463	-4.61%	10,972
2006	15.841252	17.931895	13.20%	9,696
2005	15.557110	15.841252	1.83%	11,110
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.984366	12.508653	4.37%	70
2013	8.524210	11.984366	40.59%	70
2012	7.448970	8.524210	14.43%	70
2011	8.607930	7.448970	-13.46%	1,555
2010	7.616165	8.607930	13.02%	1,846
2009	5.083276	7.616165	49.83%	2,126
2008*	10.000000	5.083276	-49.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.298953	14.395374	8.24%	0
2013	9.799276	13.298953	35.71%	0
2012	8.982352	9.799276	9.09%	0
2011	9.479541	8.982352	-5.24%	0
2010	7.832337	9.479541	21.03%	2,843
2009	6.091458	7.832337	28.58%	2,986
2008*	10.000000	6.091458	-39.09%	3,291
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.924797	12.205577	2.35%	5,777
2013	9.402759	11.924797	26.82%	5,777
2012	8.264930	9.402759	13.77%	5,777
2011	9.012456	8.264930	-8.29%	5,777
2010	8.003883	9.012456	12.60%	5,777
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.806460	12.061403	2.16%	0
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.986035	12.291814	2.55%	0
2013	10.092575	11.986035	18.76%	0
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.234242	11.371089	1.22%	1,613
2013	10.930192	11.234242	2.78%	1,613
2012	10.381053	10.930192	5.29%	1,613
2011	10.450358	10.381053	-0.66%	1,613
2010	9.989661	10.450358	4.61%	6,445
2009	9.023775	9.989661	10.70%	6,445
2008*	10.000000	9.023775	-9.76%	6,445
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.900459	12.189216	2.43%	35,381
2013	10.313226	11.900459	15.39%	35,843
2012	9.370438	10.313226	10.06%	35,843
2011	9.794617	9.370438	-4.33%	35,843
2010	8.978578	9.794617	9.09%	13,231
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.936604	12.225250	2.42%	0
2013	9.805814	11.936604	21.73%	0
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.434934	11.724577	2.53%	0
2013	11.928175	11.434934	-4.14%	0
2012	11.330575	11.928175	5.27%	0
2011	10.887822	11.330575	4.07%	2,317
2010	10.410060	10.887822	4.59%	3,955
2009	9.787083	10.410060	6.37%	3,930
2008*	10.000000	9.787083	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.812509	28.451231	-7.66%	236
2013	31.323080	30.812509	-1.63%	0
2012	27.335678	31.323080	14.59%	0
2011	36.054329	27.335678	-24.18%	0
2010	31.755102	36.054329	13.54%	0
2009	19.878478	31.755102	59.75%	63
2008	48.242573	19.878478	-58.79%	63
2007	33.925580	48.242573	42.20%	63
2006	25.406901	33.925580	33.53%	63
2005	19.599967	25.406901	29.63%	127

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.818782	12.105446	2.43%	2,897
2013	12.576205	11.818782	-6.02%	2,897
2012	12.459214	12.576205	0.94%	2,897
2011	11.858848	12.459214	5.06%	2,897
2010	11.554510	11.858848	2.63%	4,980
2009	11.487475	11.554510	0.58%	5,175
2008	10.887396	11.487475	5.51%	4,968
2007	10.373859	10.887396	4.95%	10,886
2006	10.247946	10.373859	1.23%	4,114
2005	10.131190	10.247946	1.15%	2,820
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.734954	8.494287	-2.76%	376
2013	7.585493	8.734954	15.15%	1,497
2012	6.721206	7.585493	12.86%	1,518
2011	7.624047	6.721206	-11.84%	1,761
2010	6.887836	7.624047	10.69%	1,761
2009	5.432161	6.887836	26.80%	3,679
2008*	10.000000	5.432161	-45.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.025591	9.212385	-8.11%	785
2013	8.458165	10.025591	18.53%	817
2012	7.305161	8.458165	15.78%	860
2011	8.557418	7.305161	-14.63%	1,019
2010	8.134549	8.557418	5.20%	1,019
2009	6.457403	8.134549	25.97%	1,019
2008	11.584740	6.457403	-44.26%	1,019
2007	10.813290	11.584740	7.13%	3,042
2006*	10.000000	10.813290	8.13%	6,705
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.099056	22.725148	2.83%	7,601
2013	17.730313	22.099056	24.64%	10,627
2012	15.618402	17.730313	13.52%	8,562
2011	16.597157	15.618402	-5.90%	8,780
2010	14.781833	16.597157	12.28%	9,403
2009	11.863639	14.781833	24.60%	10,206
2008	19.178354	11.863639	-38.14%	9,627
2007	18.480800	19.178354	3.77%	15,117
2006	16.143361	18.480800	14.48%	21,902
2005	15.269138	16.143361	5.73%	40,091
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.954716	13.182805	1.76%	15,587
2013	12.616255	12.954716	2.68%	9,326
2012	12.247086	12.616255	3.01%	11,381
2011	12.146789	12.247086	0.83%	15,659
2010	11.710874	12.146789	3.72%	20,183
2009	10.960275	11.710874	6.85%	41,329
2008	11.906822	10.960275	-7.95%	40,499
2007	11.536569	11.906822	3.21%	61,762
2006	11.093530	11.536569	3.99%	72,768
2005	10.962542	11.093530	1.19%	81,664
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.609812	18.142508	3.02%	23,785
2013	15.415135	17.609812	14.24%	47,081
2012	14.202895	15.415135	8.54%	52,525
2011	14.505369	14.202895	-2.09%	53,833
2010	13.351629	14.505369	8.64%	79,807
2009	11.441639	13.351629	16.69%	86,796
2008	15.209225	11.441639	-24.77%	94,151
2007	14.697465	15.209225	3.48%	147,201
2006	13.474435	14.697465	9.08%	157,323
2005	13.057801	13.474435	3.19%	162,837
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.239948	20.807751	2.81%	15,532
2013	16.884961	20.239948	19.87%	15,484
2012	15.153935	16.884961	11.42%	16,348
2011	15.806595	15.153935	-4.13%	18,135
2010	14.301683	15.806595	10.52%	17,572
2009	11.737844	14.301683	21.84%	21,117
2008	17.466945	11.737844	-32.80%	22,291
2007	16.801179	17.466945	3.96%	28,374
2006	14.974431	16.801179	12.20%	29,432
2005	14.277204	14.974431	4.88%	36,337

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.335156	15.732684	2.59%	7,761
2013	14.169038	15.335156	8.23%	8,852
2012	13.389767	14.169038	5.82%	9,923
2011	13.393125	13.389767	-0.03%	13,318
2010	12.600211	13.393125	6.29%	16,768
2009	11.228823	12.600211	12.21%	25,426
2008	13.494008	11.228823	-16.79%	31,100
2007	13.015336	13.494008	3.68%	65,151
2006	12.254779	13.015336	6.21%	65,486
2005	11.973403	12.254779	2.35%	71,600
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.213544	21.494441	6.34%	4,477
2013	15.142011	20.213544	33.49%	4,675
2012	13.054694	15.142011	15.99%	4,731
2011	13.668384	13.054694	-4.49%	5,186
2010	12.859078	13.668384	6.29%	7,471
2009*	10.000000	12.859078	28.59%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.105028	1.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.686482	31.817149	7.18%	450
2013	22.779330	29.686482	30.32%	475
2012	19.797870	22.779330	15.06%	505
2011	20.739090	19.797870	-4.54%	938
2010	16.776873	20.739090	23.62%	1,156
2009	12.524529	16.776873	33.95%	2,031
2008	20.125702	12.524529	-37.77%	4,854
2007	19.104962	20.125702	5.34%	6,128
2006	17.748516	19.104962	7.64%	5,679
2005	16.163229	17.748516	9.81%	4,877
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.283829	9.093515	-2.05%	12,522
2013	9.478132	9.283829	-2.05%	13,604
2012	9.677044	9.478132	-2.06%	35,474
2011	9.879005	9.677044	-2.04%	39,097
2010	10.085748	9.879005	-2.05%	30,861
2009	10.292513	10.085748	-2.01%	55,141
2008	10.296468	10.292513	-0.04%	67,075
2007	10.032335	10.296468	2.63%	60,377
2006	9.797849	10.032335	2.39%	1,999
2005	9.742408	9.797849	0.57%	1,958

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.060417	14.307050	1.75%	1,454
2013	14.517954	14.060417	-3.15%	1,505
2012	13.204942	14.517954	9.94%	4,607
2011	12.772013	13.204942	3.39%	5,027
2010	11.790877	12.772013	8.32%	5,053
2009	9.678036	11.790877	21.83%	4,606
2008	11.946313	9.678036	-18.99%	5,742
2007	11.658490	11.946313	2.47%	5,153
2006	11.352549	11.658490	2.69%	5,712
2005	11.342216	11.352549	0.09%	7,720
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.663383	10.303543	-3.37%	2,389
2013	8.991347	10.663383	18.60%	5,633
2012	7.946615	8.991347	13.15%	5,726
2011	8.976518	7.946615	-11.47%	5,820
2010	8.052542	8.976518	11.47%	13,092
2009	6.040119	8.052542	33.32%	19,923
2008*	10.000000	6.040119	-39.60%	2,739
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.338060	14.454383	-11.53%	43
2013	13.779354	16.338060	18.57%	0
2012	12.019327	13.779354	14.64%	0
2011	14.680153	12.019327	-18.13%	0
2010	14.152890	14.680153	3.73%	0
2009	11.156906	14.152890	26.85%	0
2008	21.283193	11.156906	-47.58%	0
2007	21.158085	21.283193	0.59%	0
2006	17.646394	21.158085	19.90%	0
2005	16.115262	17.646394	9.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.749489	13.755464	7.89%	95
2013	9.683662	12.749489	31.66%	95
2012	8.512790	9.683662	13.75%	5,581
2011	8.980902	8.512790	-5.21%	6,273
2010	7.948024	8.980902	13.00%	14,385
2009	6.273070	7.948024	26.70%	14,038
2008*	10.000000	6.273070	-37.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.091986	13.057321	7.98%	305
2013	9.142537	12.091986	32.26%	305
2012	7.937921	9.142537	15.18%	10,712
2011	8.629506	7.937921	-8.01%	10,948
2010	7.814020	8.629506	10.44%	12,654
2009	6.261242	7.814020	24.80%	17,794
2008*	10.000000	6.261242	-37.39%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.565524	13.781662	1.59%	140
2013	9.991851	13.565524	35.77%	140
2012	8.898342	9.991851	12.29%	140
2011	9.507383	8.898342	-6.41%	0
2010	7.674790	9.507383	23.88%	1,448
2009	6.183862	7.674790	24.11%	2,695
2008*	10.000000	6.183862	-38.16%	1,083
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.462419	16.577025	14.62%	137
2013	10.882378	14.462419	32.90%	137
2012	9.549696	10.882378	13.96%	137
2011	9.980860	9.549696	-4.32%	349
2010	8.517404	9.980860	17.18%	2,825
2009	6.664890	8.517404	27.80%	2,818
2008*	10.000000	6.664890	-33.35%	2,117
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.009754	21.101359	0.44%	2,399
2013	14.900378	21.009754	41.00%	3,389
2012	13.451732	14.900378	10.77%	3,664
2011	13.852001	13.451732	-2.89%	3,982
2010	11.303862	13.852001	22.54%	4,377
2009	9.073640	11.303862	24.58%	5,326
2008	17.327684	9.073640	-47.64%	6,091
2007	16.157321	17.327684	7.24%	6,691
2006	16.016489	16.157321	0.88%	7,690
2005	15.176647	16.016489	5.53%	10,968
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.349267	31.738219	4.58%	1,754
2013	22.127653	30.349267	37.16%	1,723
2012	18.778768	22.127653	17.83%	1,924
2011	20.276810	18.778768	-7.39%	2,199
2010	16.367565	20.276810	23.88%	3,588
2009	13.276762	16.367565	23.28%	5,651
2008	20.022505	13.276762	-33.69%	5,800
2007	22.037087	20.022505	-9.14%	7,515
2006	19.212316	22.037087	14.70%	9,721
2005	19.082471	19.212316	0.68%	13,797

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	28.400971	27.973344	-1.51%	326
2013	20.629507	28.400971	37.67%	326
2012	18.278961	20.629507	12.86%	393
2011	19.810426	18.278961	-7.73%	393
2010	16.182369	19.810426	22.42%	393
2009	12.289743	16.182369	31.67%	10,168
2008	20.354304	12.289743	-39.62%	11,461
2007	20.396289	20.354304	-0.21%	12,159
2006	18.632321	20.396289	9.47%	12,643
2005	16.982135	18.632321	9.72%	13,859
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.917203	20.718925	9.52%	0
2013	14.766366	18.917203	28.11%	0
2012	13.242415	14.766366	11.51%	0
2011	13.468070	13.242415	-1.68%	0
2010	12.143921	13.468070	10.90%	2,191
2009	9.874518	12.143921	22.98%	2,385
2008	17.266434	9.874518	-42.81%	2,772
2007	16.339996	17.266434	5.67%	2,856
2006	14.709754	16.339996	11.08%	570
2005	14.029076	14.709754	4.85%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.692960	13.470072	25.97%	2,022
2013	10.629742	10.692960	0.59%	2,125
2012	9.389638	10.629742	13.21%	19,610
2011	9.031330	9.389638	3.97%	19,605
2010	7.102175	9.031330	27.16%	23,209
2009	5.555654	7.102175	27.84%	23,347
2008*	10.000000	5.555654	-44.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.639404	12.891727	10.76%	0
2013*	10.000000	11.639404	16.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.182854	10.023374	-1.57%	1,264
2013	10.385034	10.182854	-1.95%	1,316
2012	10.242058	10.385034	1.40%	1,366
2011	10.321841	10.242058	-0.77%	1,416
2010	10.288878	10.321841	0.32%	1,416
2009	9.806953	10.288878	4.91%	1,416
2008*	10.000000	9.806953	-1.93%	1,416
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.824380	14.237119	-10.03%	1,344
2013	13.452307	15.824380	17.63%	1,276
2012	11.487094	13.452307	17.11%	1,325
2011	13.391270	11.487094	-14.22%	1,304
2010	12.855533	13.391270	4.17%	3,224
2009*	10.000000	12.855533	28.56%	2,195
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.906069	9.762187	-1.45%	367
2013	10.051396	9.906069	-1.45%	382
2012	9.810513	10.051396	2.46%	402
2011	9.986428	9.810513	-1.76%	476
2010	9.683630	9.986428	3.13%	5,308
2009	8.723651	9.683630	11.00%	5,615
2008	10.287811	8.723651	-15.20%	5,519
2007	10.025895	10.287811	2.61%	13,715
2006	9.822401	10.025895	2.07%	5,081
2005	9.884739	9.822401	-0.63%	4,790
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.638922	18.890405	1.35%	379
2013	13.048146	18.638922	42.85%	479
2012	12.241974	13.048146	6.59%	7,709
2011	12.631632	12.241974	-3.08%	7,721
2010	10.781398	12.631632	17.16%	7,779
2009	8.966769	10.781398	20.24%	7,826
2008	15.125283	8.966769	-40.72%	7,815
2007	15.364529	15.125283	-1.56%	7,826
2006	14.902574	15.364529	3.10%	15,043
2005	14.785157	14.902574	0.79%	15,037
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	21.266187	22.992821	8.12%	0
2013	15.777974	21.266187	34.78%	0
2012	14.515258	15.777974	8.70%	0
2011	15.289429	14.515258	-5.06%	0
2010	12.705323	15.289429	20.34%	0
2009	9.869584	12.705323	28.73%	0
2008	16.639823	9.869584	-40.69%	3,451
2007	15.787973	16.639823	5.40%	7,187
2006	14.175083	15.787973	11.38%	3,451
2005	13.542257	14.175083	4.67%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.944310	27.934174	-0.04%	580
2013	22.465264	27.944310	24.39%	0
2012	18.963486	22.465264	18.47%	1,320
2011	21.164432	18.963486	-10.40%	1,320
2010	18.674532	21.164432	13.33%	1,320
2009	13.681218	18.674532	36.50%	2,281
2008	23.409317	13.681218	-41.56%	2,281
2007	22.531760	23.409317	3.89%	4,260
2006	19.598892	22.531760	14.96%	7,450
2005	17.541465	19.598892	11.73%	7,730
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.893546	9.932170	0.39%	981
2013	10.137827	9.893546	-2.41%	981
2012*	10.000000	10.137827	1.38%	2,682
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.988043	-10.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.342014	21.997339	8.14%	6,708
2013	15.800170	20.342014	28.75%	6,970
2012	13.833864	15.800170	14.21%	7,084
2011	14.167352	13.833864	-2.35%	7,873
2010	12.487411	14.167352	13.45%	10,375
2009	9.960457	12.487411	25.37%	11,821
2008	16.569401	9.960457	-39.89%	16,006
2007	16.243720	16.569401	2.00%	17,672
2006	14.450104	16.243720	12.41%	15,388
2005	13.950757	14.450104	3.58%	16,216
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.487417	33.342792	9.37%	2,720
2013	22.133651	30.487417	37.74%	2,747
2012	19.204473	22.133651	15.25%	2,418
2011	20.084220	19.204473	-4.38%	2,587
2010	16.662466	20.084220	20.54%	2,730
2009	12.427622	16.662466	34.08%	2,875
2008	20.466250	12.427622	-39.28%	3,690
2007	21.192011	20.466250	-3.42%	4,076
2006	18.868546	21.192011	12.31%	3,572
2005	17.556599	18.868546	7.47%	3,323
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.365238	10.198911	-1.60%	0
2013	10.570625	10.365238	-1.94%	0
2012*	10.000000	10.570625	5.71%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.108516	9.047108	-0.67%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.241278	11.093216	-1.32%	1,599
2013	11.503255	11.241278	-2.28%	0
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	1,077
2009*	10.000000	10.894646	8.95%	781
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.797368	19.303532	8.46%	0
2013	13.391797	17.797368	32.90%	0
2012	11.476435	13.391797	16.69%	0
2011	12.286433	11.476435	-6.59%	0
2010	10.966630	12.286433	12.03%	0
2009	8.624901	10.966630	27.15%	0
2008	14.364366	8.624901	-39.96%	0
2007	15.609361	14.364366	-7.98%	0
2006	13.747700	15.609361	13.54%	0
2005	13.337274	13.747700	3.08%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.456705	16.852958	-8.69%	1,857
2013	14.712779	18.456705	25.45%	1,857
2012	12.321063	14.712779	19.41%	1,857
2011	15.143020	12.321063	-18.64%	1,857
2010	14.050935	15.143020	7.77%	1,857
2009	11.509787	14.050935	22.08%	1,857
2008	20.966032	11.509787	-45.10%	1,857
2007	19.754407	20.966032	6.13%	1,857
2006	15.789756	19.754407	25.11%	1,857
2005	14.366828	15.789756	9.90%	1,857

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.736079	21.210718	7.47%	0
2013	14.018979	19.736079	40.78%	0
2012	12.530240	14.018979	11.88%	0
2011	15.571425	12.530240	-19.53%	0
2010	13.160003	15.571425	18.32%	0
2009	8.197435	13.160003	60.54%	0
2008	13.291398	8.197435	-38.33%	0
2007	12.861125	13.291398	3.35%	0
2006	12.452706	12.861125	3.28%	0
2005	12.027836	12.452706	3.53%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.459021	27.582450	28.54%	401
2013	14.555434	21.459021	47.43%	401
2012	11.344069	14.555434	28.31%	1,223
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.561443	12.181192	5.36%	1,439
2013	11.872305	11.561443	-2.62%	1,463
2012	11.100878	11.872305	6.95%	1,495
2011	10.751599	11.100878	3.25%	1,612
2010	10.272077	10.751599	4.67%	751
2009	9.587654	10.272077	7.14%	751
2008	10.931263	9.587654	-12.29%	11,474
2007	10.607728	10.931263	3.05%	15,711
2006	10.456755	10.607728	1.44%	9,620
2005	10.270946	10.456755	1.81%	7,169
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	20.660629	20.821991	0.78%	0
2013	23.117388	20.660629	-10.63%	0
2012	20.022995	23.117388	15.45%	0
2011	19.124358	20.022995	4.70%	0
2010	17.791320	19.124358	7.49%	0
2009	13.959791	17.791320	27.45%	0
2008	16.763181	13.959791	-16.72%	0
2007	16.087202	16.763181	4.20%	253
2006	14.821686	16.087202	8.54%	253
2005	13.493469	14.821686	9.84%	253
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.487293	8.309679	-20.76%	338
2013	9.686419	10.487293	8.27%	338
2012*	10.000000	9.686419	-3.14%	338

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.361592	8.185408	-21.00%	55
2013	9.591019	10.361592	8.03%	55
2012*	10.000000	9.591019	-4.09%	55
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.996187	22.101703	-3.89%	316
2013	15.627386	22.996187	47.15%	316
2012	14.791041	15.627386	5.65%	0
2011	15.827575	14.791041	-6.55%	0
2010	12.746062	15.827575	24.18%	0
2009	8.524956	12.746062	49.51%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.155170	22.635044	7.00%	0
2013	16.054899	21.155170	31.77%	0
2012	13.987923	16.054899	14.78%	0
2011	13.469671	13.987923	3.85%	0
2010	12.197285	13.469671	10.43%	0
2009	10.352356	12.197285	17.82%	0
2008	17.831215	10.352356	-41.94%	0
2007	17.371482	17.831215	2.65%	229
2006	15.167034	17.371482	14.53%	1,072
2005	14.810710	15.167034	2.41%	1,072
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	30.261854	32.276721	6.66%	4,015
2013	22.458355	30.261854	34.75%	7,065
2012	19.364694	22.458355	15.98%	5,013
2011	21.645669	19.364694	-10.54%	6,166
2010	17.465534	21.645669	23.93%	5,468
2009	12.505596	17.465534	39.66%	5,008
2008	19.881577	12.505596	-37.10%	3,935
2007	20.004835	19.881577	-0.62%	0
2006	17.891791	20.004835	11.81%	0
2005	17.137935	17.891791	4.40%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.516108	12.657600	1.13%	39,252
2013	13.969137	12.516108	-10.40%	42,198
2012	13.288066	13.969137	5.13%	42,840
2011	12.145743	13.288066	9.41%	42,339
2010	11.802059	12.145743	2.91%	46,645
2009	10.937930	11.802059	7.90%	35,774
2008	11.352913	10.937930	-3.66%	36,673
2007	10.592145	11.352913	7.18%	34,598
2006	10.649676	10.592145	-0.54%	36,727
2005	10.710117	10.649676	-0.56%	27,869
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	20.678064	22.740239	9.97%	0
2013	15.589639	20.678064	32.64%	0
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	0
2010	12.394558	13.816394	11.47%	0
2009	10.749808	12.394558	15.30%	0
2008	16.823427	10.749808	-36.10%	0
2007	17.261152	16.823427	-2.54%	492
2006	15.092690	17.261152	14.37%	551
2005	14.749211	15.092690	2.33%	701

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.261251	21.918914	13.80%	9,918
2013	15.145649	19.261251	27.17%	13,455
2012	13.311218	15.145649	13.78%	14,455
2011	13.711769	13.311218	-2.92%	15,713
2010	11.771784	13.711769	16.48%	13,809
2009	9.263543	11.771784	27.08%	14,478
2008	12.534662	9.263543	-26.10%	13,101
2007	13.123367	12.534662	-4.49%	11,259
2006	11.149040	13.123367	17.71%	11,149
2005*	10.000000	11.149040	11.49%	9,580
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.677369	14.646763	-0.21%	52,090
2013	13.103201	14.677369	12.01%	48,103
2012	12.171792	13.103201	7.65%	40,805
2011	12.901996	12.171792	-5.66%	71,248
2010	12.006618	12.901996	7.46%	45,207
2009*	10.000000	12.006618	20.07%	26,480
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.168294	12.582057	3.40%	1,097
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.961078	31.863244	2.91%	9,389
2013	22.474371	30.961078	37.76%	11,271
2012	19.835131	22.474371	13.31%	11,878
2011	20.146375	19.835131	-1.54%	13,845
2010	16.354284	20.146375	23.19%	15,497
2009	13.361291	16.354284	22.40%	13,558
2008	19.755702	13.361291	-32.37%	15,911
2007	20.314945	19.755702	-2.75%	11,775
2006	18.135933	20.314945	12.01%	12,418
2005	17.274245	18.135933	4.99%	8,806
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.849501	23.086481	10.73%	19,649
2013	16.169811	20.849501	28.94%	15,345
2012	14.303996	16.169811	13.04%	18,648
2011	14.377214	14.303996	-0.51%	18,249
2010	12.821532	14.377214	12.13%	15,789
2009	10.390411	12.821532	23.40%	8,085
2008	16.933338	10.390411	-38.64%	6,244
2007	16.476163	16.933338	2.77%	6,281
2006	14.607347	16.476163	12.79%	2,952
2005	14.286350	14.607347	2.25%	1,681

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.739772	20.837798	5.56%	7,987
2013	16.687695	19.739772	18.29%	9,456
2012	15.477413	16.687695	7.82%	7,418
2011	14.538119	15.477413	6.46%	8,893
2010	12.907789	14.538119	12.63%	8,435
2009	10.786840	12.907789	19.66%	4,261
2008	15.678515	10.786840	-31.20%	3,077
2007	14.989587	15.678515	4.60%	2,865
2006	13.174846	14.989587	13.77%	2,499
2005	12.924440	13.174846	1.94%	3,222
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.708238	18.557356	-0.81%	0
2013	12.892566	18.708238	45.11%	0
2012	10.952939	12.892566	17.71%	0
2011	13.017637	10.952939	-15.86%	0
2010	10.164292	13.017637	28.07%	0
2009	8.255436	10.164292	23.12%	0
2008	13.551525	8.255436	-39.08%	0
2007	15.604053	13.551525	-13.15%	0
2006	15.395830	15.604053	1.35%	0
2005	14.897335	15.395830	3.35%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.017111	9.862874	-1.54%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.662269	15.129296	-3.40%	0
2013	13.777967	15.662269	13.68%	0
2012	12.791632	13.777967	7.71%	0
2011	13.827181	12.791632	-7.49%	0
2010	12.497861	13.827181	10.64%	0
2009	11.270806	12.497861	10.89%	0
2008	16.369247	11.270806	-31.15%	0
2007	15.251778	16.369247	7.33%	0
2006	13.454576	15.251778	13.36%	0
2005	13.513275	13.454576	-0.43%	486
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.710153	12.880357	1.34%	3,366
2013	12.886085	12.710153	-1.37%	3,366
2012	12.027057	12.886085	7.14%	3,843
2011	12.044597	12.027057	-0.15%	3,941
2010	11.361897	12.044597	6.01%	4,042
2009	9.658725	11.361897	17.63%	4,151
2008	10.671951	9.658725	-9.49%	6,251
2007	10.369103	10.671951	2.92%	17,570
2006	10.191431	10.369103	1.74%	9,735
2005	10.307707	10.191431	-1.13%	7,966

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.011870	14.295277	2.02%	9,844
2013	12.643856	14.011870	10.82%	8,853
2012	11.574966	12.643856	9.23%	8,913
2011	11.873459	11.574966	-2.51%	8,978
2010	10.776056	11.873459	10.18%	9,035
2009	8.879971	10.776056	21.35%	6,051
2008	12.121398	8.879971	-26.74%	579
2007	11.420894	12.121398	6.13%	579
2006	10.645340	11.420894	7.29%	579
2005*	10.000000	10.645340	6.45%	579
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.474615	14.821828	2.40%	56,223
2013	12.785948	14.474615	13.21%	59,510
2012	11.551050	12.785948	10.69%	61,616
2011	11.946635	11.551050	-3.31%	61,181
2010	10.673348	11.946635	11.93%	32,769
2009	8.481095	10.673348	25.85%	22,268
2008	12.891909	8.481095	-34.21%	2,884
2007	11.976237	12.891909	7.65%	3,713
2006	10.950625	11.976237	9.37%	6,959
2005*	10.000000	10.950625	9.51%	3,190
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.083411	15.467076	2.54%	1,384
2013	12.690069	15.083411	18.86%	1,384
2012	11.254305	12.690069	12.76%	1,384
2011	11.829935	11.254305	-4.87%	1,384
2010	10.426657	11.829935	13.46%	1,547
2009	8.118923	10.426657	28.42%	579
2008	13.413650	8.118923	-39.47%	415
2007	12.336072	13.413650	8.74%	415
2006	11.157822	12.336072	10.56%	0
2005*	10.000000	11.157822	11.58%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.872608	16.117204	-14.60%	2,124
2013	15.527989	18.872608	21.54%	8,802
2012	15.144867	15.527989	2.53%	3,898
2011	16.317591	15.144867	-7.19%	5,090
2010	13.987693	16.317591	16.66%	7,231
2009	9.681824	13.987693	44.47%	11,603
2008	21.691185	9.681824	-55.37%	19,950
2007	15.214616	21.691185	42.57%	18,535
2006	13.325902	15.214616	14.17%	17,250
2005*	10.000000	13.325902	33.26%	13,872

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.217816	21.471624	6.20%	13,371
2013	16.155606	20.217816	25.14%	14,554
2012	14.098424	16.155606	14.59%	16,450
2011	14.306539	14.098424	-1.45%	20,247
2010	12.716264	14.306539	12.51%	25,906
2009	10.000530	12.716264	27.16%	22,503
2008	17.863277	10.000530	-44.02%	22,472
2007	18.019294	17.863277	-0.87%	28,566
2006	15.346286	18.019294	17.42%	33,505
2005	14.847432	15.346286	3.36%	22,909
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.253794	23.099004	8.68%	18,961
2013	15.962768	21.253794	33.15%	21,298
2012	14.253099	15.962768	12.00%	14,265
2011	14.562929	14.253099	-2.13%	18,369
2010	12.009351	14.562929	21.26%	22,615
2009	9.586162	12.009351	25.28%	20,558
2008	18.584218	9.586162	-48.42%	25,017
2007	14.988895	18.584218	23.99%	22,791
2006	14.365402	14.988895	4.34%	21,638
2005	13.907364	14.365402	3.29%	12,689
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.657694	13.088037	3.40%	82,642
2013	13.202218	12.657694	-4.12%	91,588
2012	12.770479	13.202218	3.38%	87,198
2011	12.186292	12.770479	4.79%	83,741
2010	11.574050	12.186292	5.29%	93,755
2009	10.238451	11.574050	13.04%	165,271
2008	10.833067	10.238451	-5.49%	135,009
2007	10.632447	10.833067	1.89%	137,805
2006	10.428513	10.632447	1.96%	71,828
2005	10.453517	10.428513	-0.24%	12,176
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.122328	34.382591	3.80%	19,495
2013	24.900640	33.122328	33.02%	21,248
2012	22.202713	24.900640	12.15%	24,530
2011	25.439024	22.202713	-12.72%	27,368
2010	20.209885	25.439024	25.87%	28,490
2009	14.771355	20.209885	36.82%	26,766
2008	24.984269	14.771355	-40.88%	33,116
2007	22.128891	24.984269	12.90%	31,691
2006	20.108230	22.128891	10.05%	31,051
2005	17.402840	20.108230	15.55%	33,066

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	22.825612	20.492118	-10.22%	0
2013	17.911606	22.825612	27.43%	0
2012	15.199276	17.911606	17.85%	0
2011	18.781694	15.199276	-19.07%	0
2010	17.002840	18.781694	10.46%	0
2009	13.759764	17.002840	23.57%	0
2008	25.081274	13.759764	-45.14%	0
2007	21.889365	25.081274	14.58%	0
2006	18.983665	21.889365	15.31%	0
2005	16.323571	18.983665	16.30%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	27.782662	28.970697	4.28%	0
2013	21.798579	27.782662	27.45%	376
2012	17.524295	21.798579	24.39%	376
2011	19.678013	17.524295	-10.94%	376
2010	15.909472	19.678013	23.69%	1,848
2009	10.340763	15.909472	53.85%	2,329
2008	21.684189	10.340763	-52.31%	2,514
2007	21.008749	21.684189	3.22%	2,599
2006	18.497060	21.008749	13.58%	2,633
2005	18.445047	18.497060	0.28%	3,945
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.911984	11.993944	0.69%	1,701
2013	9.830592	11.911984	21.17%	1,020
2012	8.706930	9.830592	12.91%	1,020
2011	9.032608	8.706930	-3.61%	1,083
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.967963	14.305828	2.42%	29,444
2013	12.521814	13.967963	11.55%	14,241
2012	11.354426	12.521814	10.28%	21,854
2011	11.327373	11.354426	0.24%	22,522
2010	10.268844	11.327373	10.31%	29,318
2009	7.735514	10.268844	32.75%	20,936
2008	11.232890	7.735514	-31.14%	20,238
2007	11.059653	11.232890	1.57%	31,111
2006*	10.000000	11.059653	10.60%	11,423

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	22.032252	23.451094	6.44%	7,337
2013	17.352749	22.032252	26.97%	8,701
2012	15.832050	17.352749	9.61%	9,522
2011	15.255724	15.832050	3.78%	10,719
2010	12.916245	15.255724	18.11%	25,274
2009	11.243269	12.916245	14.88%	29,320
2008	15.754182	11.243269	-28.63%	36,560
2007	16.538532	15.754182	-4.74%	38,055
2006	14.422662	16.538532	14.67%	40,013
2005	14.243111	14.422662	1.26%	38,001
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	30.664291	30.191621	-1.54%	15,823
2013	22.990371	30.664291	33.38%	18,093
2012	19.837005	22.990371	15.90%	22,983
2011	21.053389	19.837005	-5.78%	27,632
2010	16.771307	21.053389	25.53%	29,583
2009	13.263898	16.771307	26.44%	35,675
2008	20.227505	13.263898	-34.43%	16,000
2007	21.167670	20.227505	-4.44%	12,415
2006	18.481973	21.167670	14.53%	5,944
2005	17.355641	18.481973	6.49%	5,943
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.295836	-7.04%	5,165
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	23.331260	20.298468	-13.00%	19,996
2013	19.379803	23.331260	20.39%	0
2012	16.743601	19.379803	15.74%	0
2011	19.137481	16.743601	-12.51%	0
2010	18.031787	19.137481	6.13%	0
2009	13.440017	18.031787	34.16%	0
2008	23.026509	13.440017	-41.63%	0
2007	20.373817	23.026509	13.02%	0
2006	17.134893	20.373817	18.90%	0
2005	15.885923	17.134893	7.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.700854	9.671224	-0.31%	6,778
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.980545	10.944608	-8.65%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.956943	16.258144	-4.12%	2,712
2013	13.129492	16.956943	29.15%	2,669
2012	10.937073	13.129492	20.05%	1,690
2011	11.273901	10.937073	-2.99%	56
2010*	10.000000	11.273901	12.74%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.128774	13.902985	5.90%	1,944
2013	9.592755	13.128774	36.86%	1,992
2012*	10.000000	9.592755	-4.07%	4,450
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.457051	12.703933	1.98%	3,262
2013	9.904825	12.457051	25.77%	1,601
2012*	10.000000	9.904825	-0.95%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.954788	13.658221	5.43%	25,776
2013	9.686824	12.954788	33.74%	30,276
2012*	10.000000	9.686824	-3.13%	34,853
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.297741	15.115308	-7.26%	8,172
2013	13.303702	16.297741	22.51%	31,661
2012	11.403036	13.303702	16.67%	21,843
2011	12.551668	11.403036	-9.15%	47,633
2010	11.797263	12.551668	6.39%	28,381
2009*	10.000000	11.797263	17.97%	5,249
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.636539	11.609166	-0.24%	0
2013	10.756707	11.636539	8.18%	193
2012*	10.000000	10.756707	7.57%	443
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.738315	13.452185	5.60%	3,257
2013	10.013576	12.738315	27.21%	3,200
2012*	10.000000	10.013576	0.14%	1,789

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	20.664140	21.896850	5.97%	0
2013	17.618348	20.664140	17.29%	0
2012	15.873998	17.618348	10.99%	0
2011	15.996999	15.873998	-0.77%	0
2010	15.112862	15.996999	5.85%	0
2009	12.292260	15.112862	22.95%	0
2008	14.958403	12.292260	-17.82%	0
2007	13.855599	14.958403	7.96%	157
2006	12.817080	13.855599	8.10%	157
2005	12.159675	12.817080	5.41%	157
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.930457	27.535550	6.19%	12,663
2013	20.236256	25.930457	28.14%	16,423
2012	16.689381	20.236256	21.25%	22,343
2011	18.318292	16.689381	-8.89%	22,103
2010	17.572410	18.318292	4.24%	20,915
2009	12.292714	17.572410	42.95%	7,960
2008	22.548081	12.292714	-45.48%	1,485
2007	16.858184	22.548081	33.75%	102
2006	15.780255	16.858184	6.83%	0
2005	14.319641	15.780255	10.20%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.129661	14.055504	7.05%	0
2013	9.905487	13.129661	32.55%	989
2012*	10.000000	9.905487	-0.95%	460
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.869561	27.424288	-13.95%	611
2013	28.484938	31.869561	11.88%	1,140
2012	25.708882	28.484938	10.80%	3,283
2011	38.810611	25.708882	-33.76%	0
2010	31.709265	38.810611	22.40%	0
2009	18.087269	31.709265	75.31%	0
2008	38.677089	18.087269	-53.24%	0
2007	30.863370	38.677089	25.32%	0
2006	21.498566	30.863370	43.56%	0
2005	16.642455	21.498566	29.18%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.789409	9.139356	-6.64%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.064242	12.736892	-9.44%	2,077
2013	10.172689	14.064242	38.25%	8,499
2012*	10.000000	10.172689	1.73%	1,463

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.952869	25.842325	7.89%	65,007
2013	18.043582	23.952869	32.75%	83,052
2012	15.905352	18.043582	13.44%	88,191
2011	16.321966	15.905352	-2.55%	101,379
2010	14.990464	16.321966	8.88%	103,560
2009	12.504566	14.990464	19.88%	97,973
2008	18.991604	12.504566	-34.16%	72,016
2007	18.031896	18.991604	5.32%	65,807
2006	15.283513	18.031896	17.98%	28,899
2005	14.662186	15.283513	4.24%	8,681
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.580986	14.436485	-0.99%	7,846
2013	11.668920	14.580986	24.96%	12,837
2012	10.281748	11.668920	13.49%	8,864
2011	10.691901	10.281748	-3.84%	8,207
2010*	10.000000	10.691901	6.92%	5,961
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.744466	13.854497	8.71%	0
2013	10.059319	12.744466	26.69%	0
2012	9.031059	10.059319	11.39%	377
2011*	10.000000	9.031059	-9.69%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.478221	21.538248	10.58%	11,376
2013	15.110100	19.478221	28.91%	13,994
2012	13.486709	15.110100	12.04%	19,990
2011	13.708726	13.486709	-1.62%	22,989
2010	12.375076	13.708726	10.78%	23,489
2009*	10.000000	12.375076	23.75%	2,239
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.310690	13.681474	2.79%	637,699
2013	11.028213	13.310690	20.70%	729,197
2012	9.735254	11.028213	13.28%	785,877
2011	9.852092	9.735254	-1.19%	853,129
2010	8.983685	9.852092	9.67%	813,989
2009	7.435416	8.983685	20.82%	565,219
2008	10.815492	7.435416	-31.25%	244,063
2007	10.409468	10.815492	3.90%	209,883
2006*	10.000000	10.409468	4.09%	173,414

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.683291	10.979650	2.77%	187,749
2013	11.200755	10.683291	-4.62%	196,078
2012	10.900226	11.200755	2.76%	172,288
2011	10.530616	10.900226	3.51%	183,472
2010	10.148537	10.530616	3.76%	192,106
2009	9.243153	10.148537	9.80%	161,390
2008	10.475613	9.243153	-11.77%	94,721
2007	10.391646	10.475613	0.81%	84,928
2006*	10.000000	10.391646	3.92%	1,733
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.514649	14.470660	-0.30%	37,575
2013	11.524943	14.514649	25.94%	36,610
2012	9.642894	11.524943	19.52%	43,935
2011	10.860433	9.642894	-11.21%	48,718
2010	9.966894	10.860433	8.97%	47,415
2009	7.189544	9.966894	38.63%	46,221
2008	11.968200	7.189544	-39.93%	32,776
2007	10.690610	11.968200	11.95%	27,965
2006*	10.000000	10.690610	6.91%	10,382
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.079528	13.837801	5.80%	68,692
2013	10.307778	13.079528	26.89%	75,013
2012	8.968657	10.307778	14.93%	89,344
2011	9.611252	8.968657	-6.69%	94,850
2010	8.306090	9.611252	15.71%	100,928
2009	6.113361	8.306090	35.87%	95,508
2008	11.194081	6.113361	-45.39%	122,579
2007	10.219554	11.194081	9.54%	95,195
2006*	10.000000	10.219554	2.20%	46,612
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.737675	12.666441	7.91%	99,526
2013	9.016676	11.737675	30.18%	111,927
2012	7.868002	9.016676	14.60%	129,295
2011	8.220211	7.868002	-4.28%	160,165
2010	7.566033	8.220211	8.65%	165,918
2009	5.913455	7.566033	27.95%	125,552
2008	9.752934	5.913455	-39.37%	27,046
2007*	10.000000	9.752934	-2.47%	4,092

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.695763	18.769942	0.40%	2,620
2013	17.835400	18.695763	4.82%	0
2012	15.903812	17.835400	12.15%	0
2011	15.646779	15.903812	1.64%	0
2010	14.124313	15.646779	10.78%	0
2009	9.881625	14.124313	42.94%	0
2008	14.017052	9.881625	-29.50%	0
2007	13.884132	14.017052	0.96%	154
2006	12.821551	13.884132	8.29%	154
2005	12.791328	12.821551	0.24%	154
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.758697	23.203218	6.64%	24,680
2013	16.426574	21.758697	32.46%	26,942
2012	14.199541	16.426574	15.68%	28,844
2011	14.882969	14.199541	-4.59%	32,645
2010	13.168073	14.882969	13.02%	49,400
2009	10.486221	13.168073	25.58%	44,933
2008	17.061953	10.486221	-38.54%	65,295
2007	17.896513	17.061953	-4.66%	89,331
2006	15.818035	17.896513	13.14%	58,049
2005	15.542219	15.818035	1.77%	30,619
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.949694	12.466092	4.32%	5,458
2013	8.503886	11.949694	40.52%	5,831
2012	7.435009	8.503886	14.38%	7,395
2011	8.596188	7.435009	-13.51%	11,169
2010	7.609657	8.596188	12.96%	11,298
2009	5.081534	7.609657	49.75%	10,980
2008*	10.000000	5.081534	-49.18%	5,766
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.260465	14.346379	8.19%	49,722
2013	9.775903	13.260465	35.64%	62,817
2012	8.965523	9.775903	9.04%	68,142
2011	9.466608	8.965523	-5.29%	71,098
2010	7.825648	9.466608	20.97%	71,405
2009	6.089368	7.825648	28.51%	97,679
2008*	10.000000	6.089368	-39.11%	113,323
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.772357	12.020417	2.11%	240,500
2013	10.487632	11.772357	12.25%	266,977
2012	9.646172	10.487632	8.72%	243,362
2011	9.986977	9.646172	-3.41%	256,806
2010	9.239626	9.986977	8.09%	268,338
2009	7.876573	9.239626	17.31%	199,781
2008*	10.000000	7.876573	-21.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.951410	12.250041	2.50%	525,530
2013	10.068560	11.951410	18.70%	573,437
2012	9.050311	10.068560	11.25%	570,656
2011	9.574150	9.050311	-5.47%	592,459
2010	8.701376	9.574150	10.03%	546,085
2009	7.158286	8.701376	21.56%	261,662
2008*	10.000000	7.158286	-28.42%	8,411
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.201751	11.332415	1.17%	62,240
2013	10.904150	11.201751	2.73%	63,301
2012	10.361633	10.904150	5.24%	116,787
2011	10.436119	10.361633	-0.71%	89,267
2010	9.981148	10.436119	4.56%	95,871
2009	9.020692	9.981148	10.65%	133,628
2008*	10.000000	9.020692	-9.79%	43,995
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.904919	10.784098	-1.11%	1,613
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.866058	12.147767	2.37%	666,781
2013	10.288671	11.866058	15.33%	787,176
2012	9.352918	10.288671	10.00%	809,201
2011	9.781278	9.352918	-4.38%	839,718
2010	8.970926	9.781278	9.03%	953,254
2009	7.514175	8.970926	19.39%	273,129
2008*	10.000000	7.514175	-24.86%	2,476

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.902125	12.183719	2.37%	43,510
2013	9.782469	11.902125	21.67%	48,795
2012	8.720778	9.782469	12.17%	53,020
2011	9.343985	8.720778	-6.67%	76,986
2010	8.423079	9.343985	10.93%	70,940
2009	6.797165	8.423079	23.92%	28,431
2008*	10.000000	6.797165	-32.03%	21,485
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.628374	11.848909	1.90%	41,633
2013	10.677747	11.628374	8.90%	80,338
2012	9.911812	10.677747	7.73%	63,801
2011	10.151402	9.911812	-2.36%	66,382
2010	9.509979	10.151402	6.74%	73,390
2009	8.254524	9.509979	15.21%	62,187
2008*	10.000000	8.254524	-17.45%	25,617
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.401917	11.684768	2.48%	26,612
2013	11.899810	11.401917	-4.18%	26,346
2012	11.309423	11.899810	5.22%	24,893
2011	10.873028	11.309423	4.01%	22,993
2010	10.401215	10.873028	4.54%	26,711
2009	9.783754	10.401215	6.31%	35,397
2008*	10.000000	9.783754	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.331817	12.662207	2.68%	4,096
2013	12.859829	12.331817	-4.11%	4,075
2012	12.263446	12.859829	4.86%	3,689
2011	11.811464	12.263446	3.83%	3,462
2010	11.159301	11.811464	5.84%	3,662
2009	9.789551	11.159301	13.99%	2,207
2008*	10.000000	9.789551	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.641852	28.279190	-7.71%	14,786
2013	31.165522	30.641852	-1.68%	0
2012	27.212101	31.165522	14.53%	0
2011	35.909657	27.212101	-24.22%	0
2010	31.643808	35.909657	13.48%	0
2009	19.818913	31.643808	59.66%	0
2008	48.122722	19.818913	-58.82%	0
2007	33.858651	48.122722	42.13%	0
2006	25.369691	33.858651	33.46%	0
2005	19.581218	25.369691	29.56%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.753335	12.032256	2.37%	65,781
2013	12.512938	11.753335	-6.07%	72,618
2012	12.402888	12.512938	0.89%	70,304
2011	11.811251	12.402888	5.01%	66,827
2010	11.514011	11.811251	2.58%	72,884
2009	11.453056	11.514011	0.53%	91,440
2008	10.860299	11.453056	5.46%	119,995
2007	10.353356	10.860299	4.90%	91,713
2006	10.232910	10.353356	1.18%	31,071
2005	10.121481	10.232910	1.10%	2,916
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.709707	8.465404	-2.80%	8,662
2013	7.567435	8.709707	15.09%	8,731
2012	6.708630	7.567435	12.80%	12,484
2011	7.613657	6.708630	-11.89%	13,817
2010	6.881959	7.613657	10.63%	12,596
2009	5.430308	6.881959	26.73%	6,592
2008*	10.000000	5.430308	-45.70%	1,503
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.986411	9.171695	-8.16%	498
2013	8.429405	9.986411	18.47%	567
2012	7.284044	8.429405	15.72%	613
2011	8.537033	7.284044	-14.68%	757
2010	8.119311	8.537033	5.14%	757
2009	6.448593	8.119311	25.91%	826
2008	11.574863	6.448593	-44.29%	33,459
2007	10.809622	11.574863	7.08%	33,459
2006*	10.000000	10.809622	8.10%	32,966
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.976637	22.587732	2.78%	44,285
2013	17.641099	21.976637	24.58%	55,710
2012	15.547767	17.641099	13.46%	59,867
2011	16.530524	15.547767	-5.95%	57,133
2010	14.730000	16.530524	12.22%	58,635
2009	11.828083	14.730000	24.53%	38,938
2008	19.130669	11.828083	-38.17%	30,263
2007	18.444319	19.130669	3.72%	31,085
2006	16.119705	18.444319	14.42%	34,826
2005	15.254530	16.119705	5.67%	34,483
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.490979	14.837165	2.39%	18,573
2013	13.049928	14.490979	11.04%	25,271
2012	12.186662	13.049928	7.08%	19,871
2011	12.338344	12.186662	-1.23%	29,290
2010	11.476527	12.338344	7.51%	30,028
2009*	10.000000	11.476527	14.77%	21,451

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.454880	16.948937	3.00%	153,325
2013	14.065705	16.454880	16.99%	215,323
2012	12.800099	14.065705	9.89%	218,414
2011	13.197581	12.800099	-3.01%	206,607
2010	12.032881	13.197581	9.68%	195,804
2009*	10.000000	12.032881	20.33%	91,507
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.882997	13.103123	1.71%	82,172
2013	12.552822	12.882997	2.63%	33,440
2012	12.191753	12.552822	2.96%	41,323
2011	12.098070	12.191753	0.77%	23,393
2010	11.669859	12.098070	3.67%	25,958
2009	10.927449	11.669859	6.79%	59,519
2008	11.877231	10.927449	-8.00%	46,955
2007	11.513806	11.877231	3.16%	12,865
2006	11.077275	11.513806	3.94%	12,139
2005	10.952061	11.077275	1.14%	11,545
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.512259	18.032786	2.97%	304,734
2013	15.337575	17.512259	14.18%	339,283
2012	14.138667	15.337575	8.48%	376,035
2011	14.447136	14.138667	-2.14%	384,869
2010	13.304813	14.447136	8.59%	375,931
2009	11.407345	13.304813	16.63%	341,266
2008	15.171392	11.407345	-24.81%	285,638
2007	14.668446	15.171392	3.43%	286,818
2006	13.454683	14.668446	9.02%	243,246
2005	13.045291	13.454683	3.14%	106,413
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.127929	20.682040	2.75%	140,527
2013	16.800084	20.127929	19.81%	143,957
2012	15.085484	16.800084	11.37%	148,307
2011	15.743222	15.085484	-4.18%	183,788
2010	14.251599	15.743222	10.47%	201,571
2009	11.702718	14.251599	21.78%	179,506
2008	17.423574	11.702718	-32.83%	190,881
2007	16.768061	17.423574	3.91%	163,010
2006	14.952516	16.768061	12.14%	117,458
2005	14.263556	14.952516	4.83%	65,708

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.250271	15.637618	2.54%	74,171
2013	14.097796	15.250271	8.17%	77,945
2012	13.329259	14.097796	5.77%	82,614
2011	13.339394	13.329259	-0.08%	59,814
2010	12.556065	13.339394	6.24%	64,757
2009	11.195205	12.556065	12.16%	42,098
2008	13.460476	11.195205	-16.83%	48,773
2007	12.989664	13.460476	3.62%	53,073
2006	12.236824	12.989664	6.15%	42,864
2005	11.961955	12.236824	2.30%	7,257
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.165435	21.432335	6.28%	25,245
2013	15.113690	20.165435	33.42%	26,589
2012	13.036939	15.113690	15.93%	34,811
2011	13.656746	13.036939	-4.54%	42,972
2010	12.854703	13.656746	6.24%	71,481
2009*	10.000000	12.854703	28.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.522061	31.624771	7.12%	5,505
2013	22.664722	29.522061	30.26%	5,505
2012	19.708343	22.664722	15.00%	6,557
2011	20.655840	19.708343	-4.59%	8,355
2010	16.718064	20.655840	23.55%	9,250
2009	12.487012	16.718064	33.88%	8,560
2008	20.075698	12.487012	-37.80%	20,563
2007	19.067285	20.075698	5.29%	17,600
2006	17.722533	19.067285	7.59%	17,427
2005	16.147774	17.722533	9.75%	4,057
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.232234	9.038357	-2.10%	159,443
2013	9.430266	9.232234	-2.10%	181,328
2012	9.633102	9.430266	-2.11%	210,874
2011	9.839155	9.633102	-2.09%	227,458
2010	10.050193	9.839155	-2.10%	191,953
2009	10.261467	10.050193	-2.06%	125,655
2008	10.270653	10.261467	-0.09%	59,493
2007	10.012324	10.270653	2.58%	65,943
2006	9.783288	10.012324	2.34%	13,176
2005	9.732884	9.783288	0.52%	6,225

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.982557	14.220555	1.70%	34,308
2013	14.444925	13.982557	-3.20%	34,548
2012	13.145245	14.444925	9.89%	25,414
2011	12.720750	13.145245	3.34%	21,427
2010	11.749549	12.720750	8.27%	21,824
2009	9.649035	11.749549	21.77%	10,336
2008	11.916606	9.649035	-19.03%	1,338
2007	11.635476	11.916606	2.42%	4,607
2006	11.335904	11.635476	2.64%	4,978
2005	11.331349	11.335904	0.04%	4,973
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.632574	10.268527	-3.42%	60,646
2013	8.969949	10.632574	18.54%	73,374
2012	7.931754	8.969949	13.09%	76,609
2011	8.964302	7.931754	-11.52%	81,152
2010	8.045694	8.964302	11.42%	80,026
2009	6.038060	8.045694	33.25%	100,259
2008*	10.000000	6.038060	-39.62%	105,257
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.249274	14.368478	-11.57%	13,613
2013	13.711469	16.249274	18.51%	0
2012	11.966235	13.711469	14.58%	0
2011	14.622772	11.966235	-18.17%	0
2010	14.104761	14.622772	3.67%	0
2009	11.124651	14.104761	26.79%	0
2008	21.232533	11.124651	-47.61%	0
2007	21.118567	21.232533	0.54%	0
2006	17.622408	21.118567	19.84%	0
2005	16.101549	17.622408	9.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.712618	13.708690	7.84%	25,204
2013	9.660589	12.712618	31.59%	32,185
2012	8.496867	9.660589	13.70%	34,274
2011	8.968663	8.496867	-5.26%	46,022
2010	7.941252	8.968663	12.94%	56,361
2009	6.270928	7.941252	26.64%	62,543
2008*	10.000000	6.270928	-37.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.057068	13.012971	7.93%	7,496
2013	9.120782	12.057068	32.19%	7,804
2012	7.923076	9.120782	15.12%	13,123
2011	8.617750	7.923076	-8.06%	10,408
2010	7.807353	8.617750	10.38%	16,261
2009	6.259102	7.807353	24.74%	19,252
2008*	10.000000	6.259102	-37.41%	1,255

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.526317	13.734813	1.54%	32,004
2013	9.968046	13.526317	35.70%	39,565
2012	8.881687	9.968046	12.23%	43,585
2011	9.494444	8.881687	-6.45%	46,459
2010	7.668251	9.494444	23.81%	48,477
2009	6.181744	7.668251	24.05%	58,263
2008*	10.000000	6.181744	-38.18%	36,748
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.420566	16.520612	14.56%	29,424
2013	10.856424	14.420566	32.83%	38,833
2012	9.531795	10.856424	13.90%	40,967
2011	9.967239	9.531795	-4.37%	43,971
2010	8.510135	9.967239	17.12%	44,825
2009	6.662616	8.510135	27.73%	56,387
2008*	10.000000	6.662616	-33.37%	75,789
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.893389	20.973774	0.38%	1,611
2013	14.825411	20.893389	40.93%	4,962
2012	13.390907	14.825411	10.71%	2,326
2011	13.796402	13.390907	-2.94%	2,423
2010	11.264231	13.796402	22.48%	2,380
2009	9.046446	11.264231	24.52%	2,084
2008	17.284612	9.046446	-47.66%	3,252
2007	16.125427	17.284612	7.19%	3,865
2006	15.993016	16.125427	0.83%	3,377
2005	15.162120	15.993016	5.48%	4,384
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.181215	31.546364	4.52%	4,344
2013	22.016351	30.181215	37.09%	4,080
2012	18.693871	22.016351	17.77%	3,836
2011	20.195437	18.693871	-7.44%	5,371
2010	16.310202	20.195437	23.82%	6,076
2009	13.236995	16.310202	23.22%	5,827
2008	19.972748	13.236995	-33.72%	6,363
2007	21.993626	19.972748	-9.19%	3,825
2006	19.184190	21.993626	14.64%	2,958
2005	19.064233	19.184190	0.63%	2,712

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	28.243703	27.804245	-1.56%	6,240
2013	20.525741	28.243703	37.60%	6,148
2012	18.196320	20.525741	12.80%	6,605
2011	19.730922	18.196320	-7.78%	7,181
2010	16.125661	19.730922	22.36%	7,532
2009	12.252934	16.125661	31.61%	6,138
2008	20.303718	12.252934	-39.65%	11,155
2007	20.356045	20.303718	-0.26%	9,571
2006	18.605026	20.356045	9.41%	7,655
2005	16.965887	18.605026	9.66%	660
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.812481	20.593711	9.47%	30,834
2013	14.692112	18.812481	28.04%	39,298
2012	13.182567	14.692112	11.45%	41,928
2011	13.414038	13.182567	-1.73%	45,264
2010	12.101367	13.414038	10.85%	47,404
2009	9.844944	12.101367	22.92%	63,782
2008	17.223534	9.844944	-42.84%	77,611
2007	16.307763	17.223534	5.62%	64,864
2006	14.688209	16.307763	11.03%	30,447
2005	14.015661	14.688209	4.80%	1,322
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.662014	13.424239	25.91%	10,053
2013	10.604401	10.662014	0.54%	11,524
2012	9.372044	10.604401	13.15%	11,480
2011	9.019006	9.372044	3.91%	16,371
2010	7.096102	9.019006	27.10%	27,262
2009	5.553739	7.096102	27.77%	32,117
2008*	10.000000	5.553739	-44.46%	8,203
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	5,898
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.153430	9.989310	-1.62%	40,754
2013	10.360309	10.153430	-2.00%	49,124
2012	10.222898	10.360309	1.34%	44,154
2011	10.307783	10.222898	-0.82%	42,017
2010	10.280127	10.307783	0.27%	47,338
2009	9.803617	10.280127	4.86%	48,736
2008*	10.000000	9.803617	-1.96%	3,509
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.786737	14.195994	-10.08%	56,342
2013	13.427157	15.786737	17.57%	64,355
2012	11.471486	13.427157	17.05%	68,041
2011	13.379897	11.471486	-14.26%	70,662
2010	12.851162	13.379897	4.11%	65,433
2009*	10.000000	12.851162	28.51%	81,931
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.851201	9.703145	-1.50%	42,599
2013	10.000830	9.851201	-1.50%	43,899
2012	9.766160	10.000830	2.40%	42,175
2011	9.946344	9.766160	-1.81%	39,201
2010	9.649687	9.946344	3.07%	49,000
2009	8.697519	9.649687	10.95%	53,821
2008	10.262231	8.697519	-15.25%	80,715
2007	10.006105	10.262231	2.56%	87,936
2006	9.808011	10.006105	2.02%	50,634
2005	9.875283	9.808011	-0.68%	24,928
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.535774	18.776274	1.30%	695
2013	12.982555	18.535774	42.77%	815
2012	12.186666	12.982555	6.53%	815
2011	12.580968	12.186666	-3.13%	1,363
2010	10.743628	12.580968	17.10%	2,562
2009	8.939912	10.743628	20.18%	2,541
2008	15.087693	8.939912	-40.75%	2,042
2007	15.334216	15.087693	-1.61%	3,103
2006	14.880759	15.334216	3.05%	3,407
2005	14.771022	14.880759	0.74%	2,799
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	21.150686	22.856270	8.06%	1,805
2013	15.700284	21.150686	34.72%	2,119
2012	14.451181	15.700284	8.64%	2,119
2011	15.229701	14.451181	-5.11%	2,119
2010	12.662147	15.229701	20.28%	0
2009	9.841068	12.662147	28.67%	0
2008	16.600245	9.841068	-40.72%	0
2007	15.758503	16.600245	5.34%	76,061
2006	14.155819	15.758503	11.32%	35,025
2005	13.530734	14.155819	4.62%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.789621	27.765351	-0.09%	8,740
2013	22.352306	27.789621	24.33%	0
2012	18.877784	22.352306	18.41%	0
2011	21.079535	18.877784	-10.44%	0
2010	18.609110	21.079535	13.28%	0
2009	13.640261	18.609110	36.43%	0
2008	23.351169	13.640261	-41.59%	0
2007	22.487327	23.351169	3.84%	0
2006	19.570190	22.487327	14.91%	0
2005	17.524692	19.570190	11.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.887589	9.921126	0.34%	2,238
2013	10.136893	9.887589	-2.46%	2,350
2012*	10.000000	10.136893	1.37%	2,447
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.984982	-10.15%	2,419
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.229362	21.864353	8.08%	34,059
2013	15.720688	20.229362	28.68%	45,678
2012	13.771324	15.720688	14.16%	49,761
2011	14.110498	13.771324	-2.40%	51,084
2010	12.443640	14.110498	13.40%	52,857
2009	9.930610	12.443640	25.31%	65,409
2008	16.528218	9.930610	-39.92%	67,121
2007	16.211670	16.528218	1.95%	59,520
2006	14.428937	16.211670	12.36%	34,793
2005	13.937408	14.428937	3.53%	4,968
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.318552	33.141181	9.31%	2,873
2013	22.022269	30.318552	37.67%	2,928
2012	19.117619	22.022269	15.19%	3,271
2011	20.003588	19.117619	-4.43%	5,028
2010	16.604042	20.003588	20.47%	4,735
2009	12.390383	16.604042	34.01%	5,035
2008	20.415374	12.390383	-39.31%	24,530
2007	21.150187	20.415374	-3.47%	13,175
2006	18.840893	21.150187	12.26%	6,379
2005	17.539795	18.840893	7.42%	881
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.105399	9.039396	-0.72%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.579356	11.370305	-1.81%	7,860
2013	12.659052	11.579356	-8.53%	7,547
2012	12.288357	12.659052	3.02%	7,590
2011	11.576880	12.288357	6.15%	7,638
2010	10.811888	11.576880	7.08%	6,730
2009*	10.000000	10.811888	8.12%	4,622
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.214499	11.061140	-1.37%	67,227
2013	11.481716	11.214499	-2.33%	67,566
2012	11.090916	11.481716	3.52%	58,294
2011	11.215134	11.090916	-1.11%	59,796
2010	10.890926	11.215134	2.98%	51,894
2009*	10.000000	10.890926	8.91%	40,673
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.227743	10.430246	1.98%	7,377
2013	10.666107	10.227743	-4.11%	10,934
2012	9.950190	10.666107	7.20%	3,699
2011*	10.000000	9.950190	-0.50%	13,478
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.700676	19.188872	8.41%	5,242
2013	13.325831	17.700676	32.83%	5,242
2012	11.425755	13.325831	16.63%	5,242
2011	12.238418	11.425755	-6.64%	5,615
2010	10.929344	12.238418	11.98%	5,615
2009	8.599969	10.929344	27.09%	5,615
2008	14.330172	8.599969	-39.99%	5,615
2007	15.580207	14.330172	-8.02%	6,379
2006	13.729004	15.580207	13.48%	6,379
2005	13.325915	13.729004	3.02%	5,858
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.356394	16.752808	-8.74%	0
2013	14.640290	18.356394	25.38%	0
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	0
2010	14.003146	15.083820	7.72%	0
2009	11.476504	14.003146	22.02%	0
2008	20.916125	11.476504	-45.13%	0
2007	19.717499	20.916125	6.08%	0
2006	15.768278	19.717499	25.05%	0
2005	14.354586	15.768278	9.85%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.628887	21.084743	7.42%	0
2013	13.949952	19.628887	40.71%	0
2012	12.474923	13.949952	11.82%	0
2011	15.510599	12.474923	-19.57%	0
2010	13.115285	15.510599	18.26%	0
2009	8.173749	13.115285	60.46%	0
2008	13.259772	8.173749	-38.36%	0
2007	12.837112	13.259772	3.29%	0
2006	12.435784	12.837112	3.23%	474
2005	12.017602	12.435784	3.48%	474
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.418935	27.516881	28.47%	5,692
2013	14.535657	21.418935	47.35%	8,951
2012	11.334453	14.535657	28.24%	1,480
2011	10.487823	11.334453	8.07%	56
2010*	10.000000	10.487823	4.88%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.498629	12.108830	5.31%	6,313
2013	11.813836	11.498629	-2.67%	7,903
2012	11.051863	11.813836	6.89%	8,466
2011	10.709575	11.051863	3.20%	16,425
2010	10.237153	10.709575	4.61%	18,372
2009	9.559941	10.237153	7.08%	18,942
2008	10.905234	9.559941	-12.34%	50,823
2007	10.587907	10.905234	3.00%	81,642
2006	10.442533	10.587907	1.39%	35,645
2005	10.262197	10.442533	1.76%	5,152
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	20.544962	20.694843	0.73%	0
2013	22.999716	20.544962	-10.67%	0
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
2010	17.727894	19.046461	7.44%	0
2009	13.917120	17.727894	27.38%	0
2008	16.720479	13.917120	-16.77%	0
2007	16.054452	16.720479	4.15%	0
2006	14.799035	16.054452	8.48%	0
2005	13.479698	14.799035	9.79%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.478347	8.298338	-20.80%	0
2013	9.683111	10.478347	8.21%	1,389
2012*	10.000000	9.683111	-3.17%	1,389

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.352783	8.174268	-21.04%	1,486
2013	9.587752	10.352783	7.98%	726
2012*	10.000000	9.587752	-4.12%	223
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.889291	21.987735	-3.94%	8,600
2013	15.562679	22.889291	47.08%	7,493
2012	14.737338	15.562679	5.60%	6,132
2011	15.778157	14.737338	-6.60%	8,678
2010	12.712743	15.778157	24.11%	6,891
2009	8.507010	12.712743	49.44%	104

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.057682	11.275111	1.97%	0
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.037952	22.498122	6.94%	539
2013	15.974091	21.037952	31.70%	563
2012	13.924644	15.974091	14.72%	590
2011	13.415576	13.924644	3.79%	590
2010	12.154509	13.415576	10.38%	590
2009	10.321322	12.154509	17.76%	590
2008	17.786875	10.321322	-41.97%	590
2007	17.337183	17.786875	2.59%	590
2006	15.144788	17.337183	14.48%	590
2005	14.796522	15.144788	2.35%	590
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	30.094214	32.081516	6.60%	4,763
2013	22.345359	30.094214	34.68%	6,084
2012	19.277145	22.345359	15.92%	5,918
2011	21.558803	19.277145	-10.58%	6,749
2010	17.404316	21.558803	23.87%	10,479
2009	12.468133	17.404316	39.59%	10,527
2008	19.832168	12.468133	-37.13%	1,043
2007	19.965371	19.832168	-0.67%	360
2006	17.865579	19.965371	11.75%	360
2005	17.121537	17.865579	4.35%	360
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.445969	12.580243	1.08%	8,433
2013	13.897954	12.445969	-10.45%	8,904
2012	13.227132	13.897954	5.07%	11,104
2011	12.096200	13.227132	9.35%	16,001
2010	11.759923	12.096200	2.86%	12,744
2009	10.904447	11.759923	7.85%	18,081
2008	11.323944	10.904447	-3.70%	26,787
2007	10.570546	11.323944	7.13%	27,820
2006	10.633379	10.570546	-0.59%	25,210
2005	10.699178	10.633379	-0.61%	19,538
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	20.563495	22.602698	9.92%	0
2013	15.511181	20.563495	32.57%	0
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
2010	12.351094	13.760909	11.41%	0
2009	10.717595	12.351094	15.24%	244
2008	16.781597	10.717595	-36.13%	244
2007	17.227078	16.781597	-2.59%	244
2006	15.070569	17.227078	14.31%	244
2005	14.735099	15.070569	2.28%	244

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.176220	21.811005	13.74%	2,255
2013	15.086477	19.176220	27.11%	173
2012	13.265997	15.086477	13.72%	144
2011	13.672148	13.265997	-2.97%	374
2010	11.743771	13.672148	16.42%	429
2009	9.246206	11.743771	27.01%	544
2008	12.517607	9.246206	-26.13%	3,156
2007	13.112239	12.517607	-4.53%	4,467
2006	11.145263	13.112239	17.65%	1,856
2005*	10.000000	11.145263	11.45%	912
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.642422	14.604440	-0.26%	7,026
2013	13.078684	14.642422	11.96%	20,649
2012	12.155242	13.078684	7.60%	22,219
2011	12.891017	12.155242	-5.71%	30,479
2010	12.002530	12.891017	7.40%	24,571
2009*	10.000000	12.002530	20.03%	11,029
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.164147	12.571343	3.35%	0
2013*	10.000000	12.164147	21.64%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.826790	8.27%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.789499	31.670493	2.86%	5,100
2013	22.361237	30.789499	37.69%	5,582
2012	19.745389	22.361237	13.25%	4,812
2011	20.065456	19.745389	-1.60%	8,635
2010	16.296904	20.065456	23.12%	13,523
2009	13.321224	16.296904	22.34%	11,787
2008	19.706561	13.321224	-32.40%	6,236
2007	20.274828	19.706561	-2.80%	2,805
2006	18.109345	20.274828	11.96%	3,855
2005	17.257706	18.109345	4.93%	2,157
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.733991	22.946860	10.67%	1,977
2013	16.088443	20.733991	28.88%	1,348
2012	14.239301	16.088443	12.99%	1,591
2011	14.319483	14.239301	-0.56%	1,675
2010	12.776566	14.319483	12.08%	2,719
2009	10.359253	12.776566	23.33%	2,928
2008	16.891228	10.359253	-38.67%	2,947
2007	16.443643	16.891228	2.72%	3,557
2006	14.585941	16.443643	12.74%	3,863
2005	14.272677	14.585941	2.19%	3,657

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.630402	20.711751	5.51%	1,790
2013	16.603702	19.630402	18.23%	1,814
2012	15.407401	16.603702	7.76%	1,814
2011	14.479739	15.407401	6.41%	4,592
2010	12.862524	14.479739	12.57%	1,404
2009	10.754509	12.862524	19.60%	5,095
2008	15.639524	10.754509	-31.24%	5,106
2007	14.959996	15.639524	4.54%	10,411
2006	13.155529	14.959996	13.72%	13,686
2005	12.912068	13.155529	1.89%	1,049
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.604560	18.445080	-0.86%	0
2013	12.827662	18.604560	45.03%	0
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
2010	10.128659	12.965369	28.01%	0
2009	8.230704	10.128659	23.06%	0
2008	13.517843	8.230704	-39.11%	0
2007	15.573272	13.517843	-13.20%	0
2006	15.373292	15.573272	1.30%	0
2005	14.883101	15.373292	3.29%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.013671	9.854448	-1.59%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.575496	15.037798	-3.45%	0
2013	13.708638	15.575496	13.62%	0
2012	12.733773	13.708638	7.66%	0
2011	13.771667	12.733773	-7.54%	0
2010	12.454039	13.771667	10.58%	0
2009	11.237033	12.454039	10.83%	253
2008	16.328535	11.237033	-31.18%	253
2007	15.221663	16.328535	7.27%	253
2006	13.434856	15.221663	13.30%	253
2005	13.500348	13.434856	-0.49%	253
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.639696	12.802410	1.29%	4,321
2013	12.821216	12.639696	-1.42%	1,020
2012	11.972641	12.821216	7.09%	1,160
2011	11.996204	11.972641	-0.20%	1,286
2010	11.322034	11.996204	5.95%	1,742
2009	9.629755	11.322034	17.57%	1,877
2008	10.645376	9.629755	-9.54%	2,029
2007	10.348611	10.645376	2.87%	3,554
2006	10.176471	10.348611	1.69%	3,705
2005	10.297824	10.176471	-1.18%	9,058

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.949939	14.224830	1.97%	5,131
2013	12.594405	13.949939	10.76%	5,191
2012	11.535594	12.594405	9.18%	5,250
2011	11.839105	11.535594	-2.56%	5,315
2010	10.750376	11.839105	10.13%	5,373
2009	8.863343	10.750376	21.29%	5,427
2008	12.104909	8.863343	-26.78%	0
2007	11.411221	12.104909	6.08%	0
2006	10.641737	11.411221	7.23%	0
2005*	10.000000	10.641737	6.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.410713	14.748866	2.35%	0
2013	12.735999	14.410713	13.15%	0
2012	11.511808	12.735999	10.63%	0
2011	11.912123	11.511808	-3.36%	6,081
2010	10.647943	11.912123	11.87%	6,111
2009	8.465223	10.647943	25.78%	3,459
2008	12.874364	8.465223	-34.25%	0
2007	11.966082	12.874364	7.59%	0
2006	10.946916	11.966082	9.31%	0
2005*	10.000000	10.946916	9.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.016813	15.390919	2.49%	7,259
2013	12.640493	15.016813	18.80%	7,259
2012	11.216070	12.640493	12.70%	7,259
2011	11.795751	11.216070	-4.91%	7,259
2010	10.401840	11.795751	13.40%	0
2009	8.103739	10.401840	28.36%	0
2008	13.395425	8.103739	-39.50%	0
2007	12.325627	13.395425	8.68%	0
2006	11.154054	12.325627	10.50%	0
2005*	10.000000	11.154054	11.54%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.789202	16.037774	-14.64%	9,845
2013	15.467253	18.789202	21.48%	12,802
2012	15.093369	15.467253	2.48%	18,199
2011	16.270402	15.093369	-7.23%	20,810
2010	13.954374	16.270402	16.60%	17,524
2009	9.663708	13.954374	44.40%	22,831
2008	21.661696	9.663708	-55.39%	37,722
2007	15.201743	21.661696	42.49%	39,427
2006	13.321401	15.201743	14.12%	20,638
2005*	10.000000	13.321401	33.21%	16,476

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.105852	21.341819	6.15%	4,843
2013	16.074337	20.105852	25.08%	5,206
2012	14.034687	16.074337	14.53%	5,972
2011	14.249134	14.034687	-1.50%	6,585
2010	12.671706	14.249134	12.45%	6,228
2009	9.970573	12.671706	27.09%	4,398
2008	17.818898	9.970573	-44.04%	6,614
2007	17.983758	17.818898	-0.92%	7,872
2006	15.323812	17.983758	17.36%	8,998
2005	14.833235	15.323812	3.31%	2,471
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.136011	22.959261	8.63%	5,905
2013	15.882414	21.136011	33.08%	8,018
2012	14.188613	15.882414	11.94%	9,083
2011	14.504432	14.188613	-2.18%	11,402
2010	11.967217	14.504432	21.20%	8,826
2009	9.557413	11.967217	25.21%	10,148
2008	18.537976	9.557413	-48.44%	24,195
2007	14.959285	18.537976	23.92%	30,769
2006	14.344339	14.959285	4.29%	14,620
2005	13.894056	14.344339	3.24%	13,176
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.587552	13.008876	3.35%	12,167
2013	13.135777	12.587552	-4.17%	12,686
2012	12.712726	13.135777	3.33%	11,787
2011	12.137372	12.712726	4.74%	15,135
2010	11.533473	12.137372	5.24%	16,923
2009	10.207763	11.533473	12.99%	28,180
2008	10.806111	10.207763	-5.54%	26,770
2007	10.611436	10.806111	1.83%	31,801
2006	10.413201	10.611436	1.90%	16,823
2005	10.443492	10.413201	-0.29%	13,597
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.938845	34.174658	3.75%	3,496
2013	24.775344	32.938845	32.95%	5,707
2012	22.102308	24.775344	12.09%	7,168
2011	25.336905	22.102308	-12.77%	7,938
2010	20.139013	25.336905	25.81%	15,016
2009	14.727075	20.139013	36.75%	16,273
2008	24.922137	14.727075	-40.91%	20,551
2007	22.085204	24.922137	12.85%	20,233
2006	20.078761	22.085204	9.99%	22,898
2005	17.386188	20.078761	15.49%	19,505

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	22.699114	20.368144	-10.27%	0
2013	17.821438	22.699114	27.37%	0
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
2010	16.943204	18.706275	10.41%	0
2009	13.718520	16.943204	23.51%	0
2008	25.018905	13.718520	-45.17%	0
2007	21.846147	25.018905	14.52%	0
2006	18.955829	21.846147	15.25%	0
2005	16.307938	18.955829	16.24%	2,707
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	27.628709	28.795441	4.22%	445
2013	21.688856	27.628709	27.39%	572
2012	17.445015	21.688856	24.33%	676
2011	19.599000	17.445015	-10.99%	722
2010	15.853676	19.599000	23.62%	730
2009	10.309761	15.853676	53.77%	748
2008	21.630269	10.309761	-52.34%	1,059
2007	20.967279	21.630269	3.16%	1,113
2006	18.469952	20.967279	13.52%	3,523
2005	18.427397	18.469952	0.23%	2,606
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.877557	11.953176	0.64%	6,694
2013	9.807182	11.877557	21.11%	7,647
2012	8.690646	9.807182	12.85%	8,014
2011	9.020303	8.690646	-3.65%	3,662
2010	8.361041	9.020303	7.88%	4,157
2009	6.560161	8.361041	27.45%	4,606
2008*	10.000000	6.560161	-34.40%	637
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.913401	14.242671	2.37%	6,442
2013	12.479263	13.913401	11.49%	6,664
2012	11.321632	12.479263	10.22%	5,883
2011	11.300407	11.321632	0.19%	4,428
2010	10.249637	11.300407	10.25%	3,591
2009	7.724985	10.249637	32.68%	4,942
2008	11.223320	7.724985	-31.17%	1,239
2007	11.055909	11.223320	1.51%	1,699
2006*	10.000000	11.055909	10.56%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	21.910146	23.309221	6.39%	1,689
2013	17.265403	21.910146	26.90%	2,239
2012	15.760427	17.265403	9.55%	2,419
2011	15.194446	15.760427	3.72%	2,884
2010	12.870931	15.194446	18.05%	3,170
2009	11.209544	12.870931	14.82%	3,957
2008	15.714970	11.209544	-28.67%	5,473
2007	16.505853	15.714970	-4.79%	6,067
2006	14.401495	16.505853	14.61%	6,290
2005	14.229461	14.401495	1.21%	9,793
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	30.494332	30.008931	-1.59%	4,305
2013	22.874618	30.494332	33.31%	5,627
2012	19.747243	22.874618	15.84%	6,664
2011	20.968819	19.747243	-5.83%	11,981
2010	16.712457	20.968819	25.47%	17,255
2009	13.224120	16.712457	26.38%	21,779
2008	20.177183	13.224120	-34.46%	14,407
2007	21.125864	20.177183	-4.49%	13,082
2006	18.454862	21.125864	14.47%	10,222
2005	17.339029	18.454862	6.44%	3,088
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.292655	-7.07%	9,864
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	23.202028	20.175705	-13.04%	887
2013	19.282292	23.202028	20.33%	368
2012	16.667873	19.282292	15.69%	385
2011	19.060655	16.667873	-12.55%	385
2010	17.968563	19.060655	6.08%	385
2009	13.399730	17.968563	34.10%	385
2008	22.969250	13.399730	-41.66%	385
2007	20.333594	22.969250	12.96%	385
2006	17.109780	20.333594	18.84%	385
2005	15.870724	17.109780	7.81%	385
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.697542	9.662976	-0.36%	2,460
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.295001	11.488218	1.71%	0
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.851409	10.088773	2.41%	0
2013*	10.000000	9.851409	-1.49%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.961211	10.921356	-8.69%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.929575	16.223591	-4.17%	2,077
2013	13.114994	16.929575	29.09%	4,066
2012	10.930588	13.114994	19.98%	745
2011	11.272959	10.930588	-3.04%	3,702
2010*	10.000000	11.272959	12.73%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.117540	13.883995	5.84%	686
2013	9.589447	13.117540	36.79%	723
2012*	10.000000	9.589447	-4.11%	1,158
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.446443	12.686635	1.93%	0
2013	9.901440	12.446443	25.70%	0
2012*	10.000000	9.901440	-0.99%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.943693	13.639549	5.38%	4,517
2013	9.683468	12.943693	33.67%	7,992
2012*	10.000000	9.683468	-3.17%	9,190
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.258919	15.071585	-7.30%	11,743
2013	13.278794	16.258919	22.44%	11,759
2012	11.387526	13.278794	16.61%	12,592
2011	12.540990	11.387526	-9.20%	10,721
2010	11.793245	12.540990	6.34%	5,370
2009*	10.000000	11.793245	17.93%	717
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.626646	11.593376	-0.29%	3,592
2013	10.753052	11.626646	8.12%	0
2012*	10.000000	10.753052	7.53%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.727484	13.433879	5.55%	0
2013	10.010170	12.727484	27.15%	0
2012*	10.000000	10.010170	0.10%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	20.549593	21.764357	5.91%	0
2013	17.529631	20.549593	17.23%	0
2012	15.802167	17.529631	10.93%	0
2011	15.932725	15.802167	-0.82%	0
2010	15.059825	15.932725	5.80%	0
2009	12.255381	15.059825	22.88%	0
2008	14.921164	12.255381	-17.87%	0
2007	13.828220	14.921164	7.90%	0
2006	12.798270	13.828220	8.05%	0
2005	12.148022	12.798270	5.35%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.786819	27.369044	6.14%	3,671
2013	20.134433	25.786819	28.07%	5,492
2012	16.613905	20.134433	21.19%	5,177
2011	18.244750	16.613905	-8.94%	4,251
2010	17.510807	18.244750	4.19%	4,159
2009	12.255874	17.510807	42.88%	5,186
2008	22.492026	12.255874	-45.51%	2,287
2007	16.824912	22.492026	33.68%	961
2006	15.757146	16.824912	6.78%	0
2005	14.305940	15.757146	10.14%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.118419	14.036304	7.00%	1,886
2013	9.902057	13.118419	32.48%	1,897
2012*	10.000000	9.902057	-0.98%	5,309
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.692977	27.258392	-13.99%	2,556
2013	28.341566	31.692977	11.83%	3,119
2012	25.592595	28.341566	10.74%	4,488
2011	38.654799	25.592595	-33.79%	0
2010	31.598080	38.654799	22.33%	0
2009	18.033045	31.598080	75.22%	0
2008	38.580923	18.033045	-53.26%	0
2007	30.802441	38.580923	25.25%	0
2006	21.467056	30.802441	43.49%	0
2005	16.626520	21.467056	29.11%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.786067	9.131560	-6.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.052265	12.719544	-9.48%	2,665
2013	10.169223	14.052265	38.18%	4,938
2012*	10.000000	10.169223	1.69%	914

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.820115	25.685975	7.83%	3,546
2013	17.952750	23.820115	32.68%	4,601
2012	15.833392	17.952750	13.39%	4,898
2011	16.256404	15.833392	-2.60%	9,157
2010	14.937872	16.256404	8.83%	12,292
2009	12.467076	14.937872	19.82%	19,701
2008	18.944360	12.467076	-34.19%	11,919
2007	17.996291	18.944360	5.27%	10,826
2006	15.261111	17.996291	17.92%	3,833
2005	14.648152	15.261111	4.18%	2,241
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.553727	14.402140	-1.04%	225
2013	11.653050	14.553727	24.89%	433
2012	10.273024	11.653050	13.43%	943
2011	10.688282	10.273024	-3.89%	1,750
2010*	10.000000	10.688282	6.88%	1,189
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.727125	13.828581	8.65%	0
2013	10.050758	12.727125	26.63%	0
2012	9.027991	10.050758	11.33%	0
2011*	10.000000	9.027991	-9.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.431838	21.475997	10.52%	2,845
2013	15.081830	19.431838	28.84%	3,297
2012	13.468372	15.081830	11.98%	3,494
2011	13.697071	13.468372	-1.67%	4,158
2010	12.370863	13.697071	10.72%	4,689
2009*	10.000000	12.370863	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.258642	13.621024	2.73%	119,407
2013	10.990690	13.258642	20.64%	144,288
2012	9.707105	10.990690	13.22%	129,791
2011	9.828613	9.707105	-1.24%	135,374
2010	8.966848	9.828613	9.61%	155,720
2009	7.425270	8.966848	20.76%	93,846
2008	10.806270	7.425270	-31.29%	21,987
2007	10.405944	10.806270	3.85%	23,946
2006*	10.000000	10.405944	4.06%	24,088

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.641514	10.931131	2.72%	10,534
2013	11.162660	10.641514	-4.67%	11,551
2012	10.868716	11.162660	2.70%	10,485
2011	10.505524	10.868716	3.46%	9,081
2010	10.129525	10.505524	3.71%	11,742
2009	9.230548	10.129525	9.74%	6,166
2008	10.466687	9.230548	-11.81%	7,734
2007	10.388122	10.466687	0.76%	6,937
2006*	10.000000	10.388122	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.457887	14.406712	-0.35%	7,254
2013	11.485739	14.457887	25.88%	9,472
2012	9.615008	11.485739	19.46%	10,310
2011	10.834550	9.615008	-11.26%	10,202
2010	9.948218	10.834550	8.91%	11,917
2009	7.179740	9.948218	38.56%	15,984
2008	11.957998	7.179740	-39.96%	16,446
2007	10.686985	11.957998	11.89%	22,821
2006*	10.000000	10.686985	6.87%	16,872
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.028408	13.776670	5.74%	6,947
2013	10.272722	13.028408	26.83%	12,474
2012	8.942733	10.272722	14.87%	14,174
2011	9.588362	8.942733	-6.73%	15,526
2010	8.290539	9.588362	15.65%	16,919
2009	6.105029	8.290539	35.80%	19,397
2008	11.184549	6.105029	-45.42%	27,283
2007	10.216091	11.184549	9.48%	26,930
2006*	10.000000	10.216091	2.16%	2,946
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.697730	12.616898	7.86%	12,951
2013	8.990572	11.697730	30.11%	15,948
2012	7.849255	8.990572	14.54%	17,938
2011	8.204802	7.849255	-4.33%	19,073
2010	7.555705	8.204802	8.59%	23,624
2009	5.908398	7.555705	27.88%	14,257
2008	9.749596	5.908398	-39.40%	8,506
2007*	10.000000	9.749596	-2.50%	6,099

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.592204	18.656443	0.35%	3,991
2013	17.745673	18.592204	4.77%	264
2012	15.831907	17.745673	12.09%	278
2011	15.583969	15.831907	1.59%	400
2010	14.074796	15.583969	10.72%	494
2009	9.851999	14.074796	42.86%	549
2008	13.982184	9.851999	-29.54%	762
2007	13.856713	13.982184	0.91%	1,251
2006	12.802753	13.856713	8.23%	1,416
2005	12.779081	12.802753	0.19%	4,579
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.638154	23.062893	6.58%	3,676
2013	16.343914	21.638154	32.39%	4,844
2012	14.135318	16.343914	15.62%	7,346
2011	14.823207	14.135318	-4.64%	10,513
2010	13.121885	14.823207	12.97%	15,207
2009	10.454779	13.121885	25.51%	22,451
2008	17.019524	10.454779	-38.57%	16,105
2007	17.861184	17.019524	-4.71%	23,980
2006	15.794855	17.861184	13.08%	18,979
2005	15.527344	15.794855	1.72%	12,176
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.915168	12.423731	4.27%	4,994
2013	8.483640	11.915168	40.45%	6,591
2012	7.421099	8.483640	14.32%	7,060
2011	8.584485	7.421099	-13.55%	13,456
2010	7.603174	8.584485	12.91%	20,598
2009	5.079792	7.603174	49.67%	24,889
2008*	10.000000	5.079792	-49.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.222171	14.297649	8.13%	5,608
2013	9.752647	13.222171	35.58%	5,924
2012	8.948768	9.752647	8.98%	6,456
2011	9.453736	8.948768	-5.34%	10,216
2010	7.818986	9.453736	20.91%	10,816
2009	6.087288	7.818986	28.45%	24,181
2008*	10.000000	6.087288	-39.13%	28,891
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.738363	11.979598	2.06%	6,563
2013	10.462682	11.738363	12.19%	21,169
2012	9.628146	10.462682	8.67%	6,563
2011	9.973398	9.628146	-3.46%	6,563
2010	9.231775	9.973398	8.03%	0
2009	7.873896	9.231775	17.25%	0
2008*	10.000000	7.873896	-21.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.916848	12.208387	2.45%	243,570
2013	10.044574	11.916848	18.64%	238,020
2012	9.033388	10.044574	11.19%	217,203
2011	9.561116	9.033388	-5.52%	218,922
2010	8.693971	9.561116	9.97%	239,501
2009	7.155840	8.693971	21.49%	115,994
2008*	10.000000	7.155840	-28.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.169368	11.293880	1.11%	46,119
2013	10.878184	11.169368	2.68%	46,654
2012	10.342256	10.878184	5.18%	61,430
2011	10.421908	10.342256	-0.76%	57,801
2010	9.972650	10.421908	4.50%	32,468
2009	9.017623	9.972650	10.59%	5,658
2008*	10.000000	9.017623	-9.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.763473	10.770090	0.06%	0
2013*	10.000000	10.763473	7.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.901196	10.774906	-1.16%	0
2013*	10.000000	10.901196	9.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.831720	12.106433	2.32%	79,095
2013	10.264140	11.831720	15.27%	89,533
2012	9.335399	10.264140	9.95%	108,399
2011	9.767952	9.335399	-4.43%	114,769
2010	8.963277	9.767952	8.98%	134,686
2009	7.511606	8.963277	19.33%	61,367
2008*	10.000000	7.511606	-24.88%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.867707	12.142278	2.31%	2,165
2013	9.759166	11.867707	21.61%	2,484
2012	8.704464	9.759166	12.12%	2,834
2011	9.331274	8.704464	-6.72%	3,232
2010	8.415919	9.331274	10.88%	3,682
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.594761	11.808623	1.84%	6,132
2013	10.652325	11.594761	8.85%	6,132
2012	9.893273	10.652325	7.67%	6,132
2011	10.137580	9.893273	-2.41%	22,036
2010	9.501879	10.137580	6.69%	22,036
2009	8.251709	9.501879	15.15%	32,914
2008*	10.000000	8.251709	-17.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.368969	11.645063	2.43%	2,035
2013	11.871478	11.368969	-4.23%	2,180
2012	11.288265	11.871478	5.17%	2,290
2011	10.858224	11.288265	3.96%	3,725
2010	10.392365	10.858224	4.48%	4,238
2009	9.780422	10.392365	6.26%	7,468
2008*	10.000000	9.780422	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.296182	12.619173	2.63%	3,627
2013	12.829222	12.296182	-4.15%	3,706
2012	12.240525	12.829222	4.81%	3,337
2011	11.795397	12.240525	3.77%	3,178
2010	11.149811	11.795397	5.79%	9,627
2009	9.786216	11.149811	13.93%	17,965
2008*	10.000000	9.786216	-2.14%	2,423
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.472073	28.108133	-7.76%	5,473
2013	31.008677	30.472073	-1.73%	0
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0
2010	31.532852	35.765494	13.42%	0
2009	19.759512	31.532852	59.58%	0
2008	48.003108	19.759512	-58.84%	0
2007	33.791817	48.003108	42.06%	0
2006	25.332516	33.791817	33.39%	0
2005	19.562478	25.332516	29.50%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.688212	11.959489	2.32%	13,079
2013	12.449973	11.688212	-6.12%	13,926
2012	12.346802	12.449973	0.84%	12,757
2011	11.763830	12.346802	4.96%	14,228
2010	11.473635	11.763830	2.53%	15,638
2009	11.418724	11.473635	0.48%	20,293
2008	10.833282	11.418724	5.40%	24,981
2007	10.332904	10.833282	4.84%	20,857
2006	10.217896	10.332904	1.13%	9,161
2005	10.111774	10.217896	1.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.684487	8.436587	-2.85%	10,912
2013	7.549373	8.684487	15.04%	6,244
2012	6.696046	7.549373	12.74%	6,427
2011	7.603263	6.696046	-11.93%	6,695
2010	6.876080	7.603263	10.58%	8,712
2009	5.428443	6.876080	26.67%	14,702
2008*	10.000000	5.428443	-45.72%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.947346	9.131144	-8.21%	0
2013	8.400722	9.947346	18.41%	3,797
2012	7.262970	8.400722	15.67%	3,849
2011	8.516680	7.262970	-14.72%	1,949
2010	8.104100	8.516680	5.09%	1,972
2009	6.439806	8.104100	25.84%	4,640
2008	11.565008	6.439806	-44.32%	15,012
2007	10.805966	11.565008	7.02%	24,006
2006*	10.000000	10.805966	8.06%	22,369
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.854938	22.451176	2.73%	8,498
2013	17.552359	21.854938	24.51%	8,565
2012	15.477474	17.552359	13.41%	8,996
2011	16.464175	15.477474	-5.99%	11,841
2010	14.678362	16.464175	12.17%	5,141
2009	11.792638	14.678362	24.47%	1,902
2008	19.083119	11.792638	-38.20%	3,906
2007	18.407926	19.083119	3.67%	3,906
2006	16.096090	18.407926	14.36%	3,906
2005	15.239947	16.096090	5.62%	4,192
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.456487	14.794290	2.34%	5,306
2013	13.025523	14.456487	10.99%	5,306
2012	12.170096	13.025523	7.03%	5,306
2011	12.327843	12.170096	-1.28%	5,306
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.415705	16.899940	2.95%	37,061
2013	14.039375	16.415705	16.93%	37,555
2012	12.782689	14.039375	9.83%	46,337
2011	13.186361	12.782689	-3.06%	43,857
2010	12.028785	13.186361	9.62%	39,215
2009*	10.000000	12.028785	20.29%	30,154
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.811652	13.023907	1.66%	22,617
2013	12.489681	12.811652	2.58%	36,873
2012	12.136632	12.489681	2.91%	37,919
2011	12.049500	12.136632	0.72%	40,593
2010	11.628939	12.049500	3.62%	37,620
2009	10.894700	11.628939	6.74%	27,964
2008	11.847685	10.894700	-8.04%	19,321
2007	11.491072	11.847685	3.10%	23,833
2006	11.061038	11.491072	3.89%	31,969
2005	10.941575	11.061038	1.09%	32,138
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.599161	10.625969	0.25%	0
2013*	10.000000	10.599161	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.687136	10.638651	-0.45%	0
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.415214	17.923691	2.92%	41,890
2013	15.260369	17.415214	14.12%	61,685
2012	14.074710	15.260369	8.42%	62,822
2011	14.389123	14.074710	-2.19%	69,755
2010	13.258157	14.389123	8.53%	84,879
2009	11.373158	13.258157	16.57%	81,386
2008	15.133667	11.373158	-24.85%	65,671
2007	14.639493	15.133667	3.38%	87,294
2006	13.434960	14.639493	8.97%	93,200
2005	13.032810	13.434960	3.09%	76,363
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.016368	20.556890	2.70%	41,560
2013	16.715505	20.016368	19.75%	46,096
2012	15.017217	16.715505	11.31%	57,023
2011	15.679972	15.017217	-4.23%	53,598
2010	14.201595	15.679972	10.41%	58,252
2009	11.667610	14.201595	21.72%	51,568
2008	17.380205	11.667610	-32.87%	36,621
2007	16.734925	17.380205	3.86%	72,118
2006	14.930572	16.734925	12.08%	64,541
2005	14.249883	14.930572	4.78%	54,364

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.165754	15.543013	2.49%	9,135
2013	14.026830	15.165754	8.12%	9,135
2012	13.268954	14.026830	5.71%	8,558
2011	13.285812	13.268954	-0.13%	12,058
2010	12.512027	13.285812	6.18%	36,374
2009	11.161635	12.512027	12.10%	61,963
2008	13.426978	11.161635	-16.87%	48,405
2007	12.963992	13.426978	3.57%	66,313
2006	12.218869	12.963992	6.10%	64,047
2005	11.950488	12.218869	2.25%	66,722
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.117464	21.370417	6.23%	7,188
2013	15.085423	20.117464	33.36%	10,838
2012	13.019223	15.085423	15.87%	15,064
2011	13.645142	13.019223	-4.59%	18,071
2010	12.850326	13.645142	6.19%	26,005
2009*	10.000000	12.850326	28.50%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.100223	1.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.358496	31.433486	7.07%	3,374
2013	22.550669	29.358496	30.19%	4,181
2012	19.619205	22.550669	14.94%	3,516
2011	20.572894	19.619205	-4.64%	10,135
2010	16.659428	20.572894	23.49%	11,940
2009	12.449566	16.659428	33.82%	14,322
2008	20.025742	12.449566	-37.83%	8,800
2007	19.029607	20.025742	5.23%	6,457
2006	17.696534	19.029607	7.53%	4,894
2005	16.132305	17.696534	9.70%	5,079
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.180892	8.983507	-2.15%	41,726
2013	9.382613	9.180892	-2.15%	53,099
2012	9.589344	9.382613	-2.16%	68,226
2011	9.799448	9.589344	-2.14%	63,920
2010	10.014756	9.799448	-2.15%	55,367
2009	10.230509	10.014756	-2.11%	50,936
2008	10.244899	10.230509	-0.14%	82,084
2007	9.992347	10.244899	2.53%	57,084
2006	9.768744	9.992347	2.29%	3,427
2005	9.723367	9.768744	0.47%	2,647

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.905116	14.134577	1.65%	3,720
2013	14.372269	13.905116	-3.25%	4,489
2012	13.085829	14.372269	9.83%	5,205
2011	12.669703	13.085829	3.28%	5,542
2010	11.708373	12.669703	8.21%	4,973
2009	9.620128	11.708373	21.71%	4,158
2008	11.886963	9.620128	-19.07%	3,174
2007	11.612491	11.886963	2.36%	3,812
2006	11.319271	11.612491	2.59%	3,601
2005	11.320492	11.319271	-0.01%	7,009
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.601854	10.233633	-3.47%	6,492
2013	8.948602	10.601854	18.47%	8,379
2012	7.916925	8.948602	13.03%	8,545
2011	8.952102	7.916925	-11.56%	13,876
2010	8.038841	8.952102	11.36%	13,600
2009	6.035998	8.038841	33.18%	25,305
2008*	10.000000	6.035998	-39.64%	25,624
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.160982	14.283110	-11.62%	1,920
2013	13.643935	16.160982	18.45%	0
2012	11.913391	13.643935	14.53%	0
2011	14.565624	11.913391	-18.21%	0
2010	14.056808	14.565624	3.62%	0
2009	11.092494	14.056808	26.72%	0
2008	21.181995	11.092494	-47.63%	0
2007	21.079128	21.181995	0.49%	0
2006	17.598462	21.079128	19.78%	0
2005	16.087846	17.598462	9.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.675861	13.662073	7.78%	14,141
2013	9.637576	12.675861	31.53%	16,736
2012	8.480971	9.637576	13.64%	19,467
2011	8.956444	8.480971	-5.31%	22,365
2010	7.934473	8.956444	12.88%	23,302
2009	6.268781	7.934473	26.57%	15,768
2008*	10.000000	6.268781	-37.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.022173	12.968676	7.87%	5,214
2013	9.099031	12.022173	32.13%	5,459
2012	7.908241	9.099031	15.06%	6,529
2011	8.606015	7.908241	-8.11%	10,267
2010	7.800703	8.606015	10.32%	15,000
2009	6.256962	7.800703	24.67%	28,031
2008*	10.000000	6.256962	-37.43%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.487189	13.688071	1.49%	12,595
2013	9.944282	13.487189	35.63%	16,547
2012	8.865053	9.944282	12.17%	22,559
2011	9.481495	8.865053	-6.50%	21,394
2010	7.661708	9.481495	23.75%	25,495
2009	6.179627	7.661708	23.98%	36,440
2008*	10.000000	6.179627	-38.20%	8,811
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.378908	16.464495	14.50%	11,122
2013	10.830592	14.378908	32.76%	12,875
2012	9.513974	10.830592	13.84%	10,996
2011	9.953671	9.513974	-4.42%	19,224
2010	8.502885	9.953671	17.06%	26,923
2009	6.660337	8.502885	27.66%	35,988
2008*	10.000000	6.660337	-33.40%	18,592
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.777610	20.846898	0.33%	2,182
2013	14.750783	20.777610	40.86%	2,870
2012	13.330323	14.750783	10.66%	2,917
2011	13.740977	13.330323	-2.99%	8,060
2010	11.224708	13.740977	22.42%	3,027
2009	9.019312	11.224708	24.45%	2,867
2008	17.241595	9.019312	-47.69%	4,162
2007	16.093557	17.241595	7.13%	4,612
2006	15.969547	16.093557	0.78%	3,846
2005	15.147588	15.969547	5.43%	9,240
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.013992	31.355557	4.47%	2,852
2013	21.905542	30.013992	37.02%	3,985
2012	18.609309	21.905542	17.71%	3,086
2011	20.114343	18.609309	-7.48%	4,790
2010	16.253001	20.114343	23.76%	7,043
2009	13.197321	16.253001	23.15%	5,390
2008	19.923089	13.197321	-33.76%	6,310
2007	21.950219	19.923089	-9.24%	3,554
2006	19.156088	21.950219	14.59%	4,502
2005	19.046007	19.156088	0.58%	9,526

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	28.087212	27.636056	-1.61%	956
2013	20.422430	28.087212	37.53%	1,407
2012	18.114007	20.422430	12.74%	3,462
2011	19.651678	18.114007	-7.82%	6,833
2010	16.069084	19.651678	22.29%	4,817
2009	12.216178	16.069084	31.54%	4,738
2008	20.253200	12.216178	-39.68%	10,807
2007	20.315831	20.253200	-0.31%	10,304
2006	18.577749	20.315831	9.36%	8,802
2005	16.949645	18.577749	9.61%	7,461
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.708276	20.469179	9.41%	2,903
2013	14.618193	18.708276	27.98%	3,101
2012	13.122958	14.618193	11.39%	3,256
2011	13.360187	13.122958	-1.78%	5,895
2010	12.058938	13.360187	10.79%	6,255
2009	9.815428	12.058938	22.86%	14,176
2008	17.180693	9.815428	-42.87%	19,205
2007	16.275551	17.180693	5.56%	18,090
2006	14.666668	16.275551	10.97%	10,254
2005	14.002235	14.666668	4.75%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.631183	13.378579	25.84%	6,064
2013	10.579126	10.631183	0.49%	9,017
2012	9.354492	10.579126	13.09%	10,651
2011	9.006700	9.354492	3.86%	18,227
2010	7.090025	9.006700	27.03%	19,250
2009	5.551826	7.090025	27.71%	14,978
2008*	10.000000	5.551826	-44.48%	336
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.631459	12.869785	10.65%	0
2013*	10.000000	11.631459	16.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.124076	9.955337	-1.67%	2,211
2013	10.335646	10.124076	-2.05%	2,554
2012	10.203793	10.335646	1.29%	1,996
2011	10.293761	10.203793	-0.87%	8,716
2010	10.271377	10.293761	0.22%	13,192
2009	9.800278	10.271377	4.81%	12,645
2008*	10.000000	9.800278	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.497315	12.785198	2.30%	0
2013*	10.000000	12.497315	24.97%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.749135	14.154944	-10.12%	7,711
2013	13.402022	15.749135	17.51%	7,440
2012	11.455869	13.402022	16.99%	7,964
2011	13.368509	11.455869	-14.31%	14,527
2010	12.846780	13.368509	4.06%	10,823
2009*	10.000000	12.846780	28.47%	19,399
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.796615	9.644460	-1.55%	20,036
2013	9.950491	9.796615	-1.55%	19,983
2012	9.721973	9.950491	2.35%	20,391
2011	9.906396	9.721973	-1.86%	20,855
2010	9.615846	9.906396	3.02%	22,069
2009	8.671443	9.615846	10.89%	12,989
2008	10.236686	8.671443	-15.29%	20,439
2007	9.986333	10.236686	2.51%	20,850
2006	9.793625	9.986333	1.97%	11,201
2005	9.865822	9.793625	-0.73%	3,622
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.433061	18.662683	1.25%	918
2013	12.917203	18.433061	42.70%	1,247
2012	12.131532	12.917203	6.48%	1,247
2011	12.530438	12.131532	-3.18%	5,159
2010	10.705927	12.530438	17.04%	2,532
2009	8.913097	10.705927	20.11%	4,299
2008	15.050165	8.913097	-40.78%	7,666
2007	15.303930	15.050165	-1.66%	3,680
2006	14.858935	15.303930	2.99%	3,631
2005	14.756874	14.858935	0.69%	3,732
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	21.035752	22.720463	8.01%	1,514
2013	15.622947	21.035752	34.65%	1,647
2012	14.387365	15.622947	8.59%	299
2011	15.170175	14.387365	-5.16%	299
2010	12.619090	15.170175	20.22%	3,370
2009	9.812617	12.619090	28.60%	432
2008	16.560730	9.812617	-40.75%	3,386
2007	15.729072	16.560730	5.29%	25,139
2006	14.136584	15.729072	11.27%	12,198
2005	13.519222	14.136584	4.57%	2,624

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.635635	27.597404	-0.14%	1,052
2013	22.239798	27.635635	24.26%	0
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
2010	18.543844	20.994898	13.22%	0
2009	13.599359	18.543844	36.36%	0
2008	23.293079	13.599359	-41.62%	0
2007	22.442928	23.293079	3.79%	0
2006	19.541505	22.442928	14.85%	0
2005	17.507912	19.541505	11.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.881618	9.910067	0.29%	486
2013	10.135959	9.881618	-2.51%	486
2012*	10.000000	10.135959	1.36%	552
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.981906	-10.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.117327	21.732156	8.03%	4,231
2013	15.641602	20.117327	28.61%	5,595
2012	13.709058	15.641602	14.10%	6,188
2011	14.053857	13.709058	-2.45%	9,475
2010	12.400019	14.053857	13.34%	10,186
2009	9.900851	12.400019	25.24%	17,954
2008	16.487121	9.900851	-39.95%	21,950
2007	16.179663	16.487121	1.90%	21,552
2006	14.407783	16.179663	12.30%	15,157
2005	13.924063	14.407783	3.47%	10,561
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.150620	32.940791	9.25%	2,545
2013	21.911475	30.150620	37.60%	4,009
2012	19.031177	21.911475	15.13%	4,222
2011	19.923293	19.031177	-4.48%	5,802
2010	16.545827	19.923293	20.41%	11,674
2009	12.353254	16.545827	33.94%	12,634
2008	20.364636	12.353254	-39.34%	11,349
2007	21.108468	20.364636	-3.52%	12,089
2006	18.813314	21.108468	12.20%	10,673
2005	17.523041	18.813314	7.36%	2,337
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.347613	10.171179	-1.71%	1,448
2013	10.563432	10.347613	-2.04%	1,510
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.102276	9.031681	-0.78%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.551762	11.337415	-1.86%	480
2013	12.635348	11.551762	-8.58%	480
2012	12.271629	12.635348	2.96%	1,105
2011	11.567017	12.271629	6.09%	1,145
2010	10.808196	11.567017	7.02%	854
2009*	10.000000	10.808196	8.08%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.187797	11.029176	-1.42%	11,407
2013	11.460232	11.187797	-2.38%	11,660
2012	11.075823	11.460232	3.47%	9,403
2011	11.205585	11.075823	-1.16%	10,002
2010	10.887208	11.205585	2.92%	7,035
2009*	10.000000	10.887208	8.87%	9,139
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.213832	10.410747	1.93%	98
2013	10.657042	10.213832	-4.16%	102
2012	9.946827	10.657042	7.14%	2,821
2011*	10.000000	9.946827	-0.53%	3,694
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.604506	19.074857	8.35%	0
2013	13.260201	17.604506	32.76%	0
2012	11.375297	13.260201	16.57%	0
2011	12.190586	11.375297	-6.69%	0
2010	10.892182	12.190586	11.92%	0
2009	8.575104	10.892182	27.02%	0
2008	14.296059	8.575104	-40.02%	0
2007	15.551102	14.296059	-8.07%	0
2006	13.710342	15.551102	13.43%	0
2005	13.314578	13.710342	2.97%	3,181
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.256628	16.653242	-8.78%	0
2013	14.568153	18.256628	25.32%	0
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
2010	13.955510	15.024848	7.66%	0
2009	11.443318	13.955510	21.95%	0
2008	20.866336	11.443318	-45.16%	0
2007	19.680679	20.866336	6.02%	0
2006	15.746846	19.680679	24.98%	0
2005	14.342384	15.746846	9.79%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.522153	20.959382	7.36%	0
2013	13.881175	19.522153	40.64%	0
2012	12.419773	13.881175	11.77%	0
2011	15.449926	12.419773	-19.61%	0
2010	13.070650	15.449926	18.20%	0
2009	8.150088	13.070650	60.37%	0
2008	13.228163	8.150088	-38.39%	0
2007	12.813104	13.228163	3.24%	0
2006	12.418857	12.813104	3.17%	0
2005	12.007364	12.418857	3.43%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.378928	27.451477	28.40%	3,275
2013	14.515903	21.378928	47.28%	3,427
2012	11.324843	14.515903	28.18%	4,093
2011	10.484270	11.324843	8.02%	5,643
2010*	10.000000	10.484270	4.84%	1,084
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.436161	12.036895	5.25%	444
2013	11.755656	11.436161	-2.72%	1,135
2012	11.003070	11.755656	6.84%	1,145
2011	10.667727	11.003070	3.14%	2,106
2010	10.202356	10.667727	4.56%	2,566
2009	9.532302	10.202356	7.03%	2,938
2008	10.879266	9.532302	-12.38%	13,476
2007	10.568123	10.879266	2.94%	28,901
2006	10.428329	10.568123	1.34%	18,086
2005	10.253466	10.428329	1.71%	10,225
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	20.429852	20.568384	0.68%	0
2013	22.882556	20.429852	-10.72%	0
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
2010	17.664608	18.968783	7.38%	0
2009	13.874525	17.664608	27.32%	0
2008	16.677832	13.874525	-16.81%	0
2007	16.021737	16.677832	4.10%	710
2006	14.776404	16.021737	8.43%	867
2005	13.465936	14.776404	9.73%	867
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.469426	8.287036	-20.85%	1,748
2013	9.679796	10.469426	8.16%	1,759
2012*	10.000000	9.679796	-3.20%	5,132

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.343958	8.163120	-21.08%	68
2013	9.584479	10.343958	7.92%	74
2012*	10.000000	9.584479	-4.16%	1,435
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.782777	21.874220	-3.99%	1,328
2013	15.498174	22.782777	47.00%	1,288
2012	14.683773	15.498174	5.55%	1,384
2011	15.728823	14.683773	-6.64%	1,160
2010	12.679469	15.728823	24.05%	3,915
2009	8.489079	12.679469	49.36%	610

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	20.921291	22.361933	6.89%	0
2013	15.893630	20.921291	31.63%	0
2012	13.861606	15.893630	14.66%	0
2011	13.361659	13.861606	3.74%	0
2010	12.111837	13.361659	10.32%	0
2009	10.290345	12.111837	17.70%	0
2008	17.742577	10.290345	-42.00%	0
2007	17.302913	17.742577	2.54%	0
2006	15.122568	17.302913	14.42%	0
2005	14.782348	15.122568	2.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.927338	31.887307	6.55%	0
2013	22.232804	29.927338	34.61%	0
2012	19.189871	22.232804	15.86%	0
2011	21.472153	19.189871	-10.63%	0
2010	17.343216	21.472153	23.81%	0
2009	12.430721	17.343216	39.52%	0
2008	19.782804	12.430721	-37.16%	0
2007	19.925923	19.782804	-0.72%	0
2006	17.839372	19.925923	11.70%	0
2005	17.105145	17.839372	4.29%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.376204	12.503325	1.03%	0
2013	13.827122	12.376204	-10.49%	0
2012	13.166455	13.827122	5.02%	0
2011	12.046846	13.166455	9.29%	0
2010	11.717924	12.046846	2.81%	0
2009	10.871059	11.717924	7.79%	0
2008	11.295044	10.871059	-3.75%	0
2007	10.548990	11.295044	7.07%	0
2006	10.617105	10.548990	-0.64%	0
2005	10.688249	10.617105	-0.67%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	20.449498	22.465915	9.86%	0
2013	15.433078	20.449498	32.50%	0
2012	13.787689	15.433078	11.93%	0
2011	13.705626	13.787689	0.60%	0
2010	12.307762	13.705626	11.36%	0
2009	10.685450	12.307762	15.18%	0
2008	16.739842	10.685450	-36.17%	0
2007	17.193049	16.739842	-2.64%	0
2006	15.048456	17.193049	14.25%	0
2005	14.720985	15.048456	2.22%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.091446	21.703488	13.68%	0
2013	15.027459	19.091446	27.04%	0
2012	13.220882	15.027459	13.66%	0
2011	13.632612	13.220882	-3.02%	0
2010	11.715784	13.632612	16.36%	0
2009	9.228892	11.715784	26.95%	0
2008	12.500560	9.228892	-26.17%	0
2007	13.101121	12.500560	-4.58%	0
2006	11.141491	13.101121	17.59%	0
2005*	10.000000	11.141491	11.41%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	0
2009*	10.000000	11.998434	19.98%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.159997	12.560631	3.29%	0
2013*	10.000000	12.159997	21.60%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.823098	8.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.618868	31.478881	2.81%	0
2013	22.248661	30.618868	37.62%	0
2012	19.656053	22.248661	13.19%	0
2011	19.984863	19.656053	-1.65%	0
2010	16.239741	19.984863	23.06%	0
2009	13.281286	16.239741	22.28%	0
2008	19.657546	13.281286	-32.44%	0
2007	20.234801	19.657546	-2.85%	0
2006	18.082798	20.234801	11.90%	0
2005	17.241182	18.082798	4.88%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.619086	22.808024	10.62%	0
2013	16.007451	20.619086	28.81%	0
2012	14.174868	16.007451	12.93%	0
2011	14.261960	14.174868	-0.61%	0
2010	12.731742	14.261960	12.02%	0
2009	10.328190	12.731742	23.27%	0
2008	16.849197	10.328190	-38.70%	0
2007	16.411152	16.849197	2.67%	0
2006	14.564544	16.411152	12.68%	0
2005	14.259003	14.564544	2.14%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.521593	20.586423	5.45%	0
2013	16.520104	19.521593	18.17%	0
2012	15.337686	16.520104	7.71%	0
2011	14.421564	15.337686	6.35%	0
2010	12.817388	14.421564	12.52%	0
2009	10.722248	12.817388	19.54%	0
2008	15.600591	10.722248	-31.27%	0
2007	14.930425	15.600591	4.49%	0
2006	13.136216	14.930425	13.66%	0
2005	12.899690	13.136216	1.83%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.501391	18.333417	-0.91%	0
2013	12.763037	18.501391	44.96%	0
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
2010	10.093087	12.913240	27.94%	0
2009	8.205994	10.093087	23.00%	0
2008	13.484183	8.205994	-39.14%	0
2007	15.542493	13.484183	-13.24%	0
2006	15.350735	15.542493	1.25%	0
2005	14.868836	15.350735	3.24%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.010236	9.846030	-1.64%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.489160	14.946789	-3.50%	0
2013	13.639611	15.489160	13.56%	0
2012	12.676157	13.639611	7.60%	0
2011	13.716347	12.676157	-7.58%	0
2010	12.410350	13.716347	10.52%	0
2009	11.203339	12.410350	10.77%	0
2008	16.287932	11.203339	-31.22%	0
2007	15.191610	16.287932	7.22%	0
2006	13.415167	15.191610	13.24%	0
2005	13.487425	13.415167	-0.54%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.569598	12.724909	1.24%	0
2013	12.756627	12.569598	-1.47%	0
2012	11.918438	12.756627	7.03%	0
2011	11.947988	11.918438	-0.25%	0
2010	11.282294	11.947988	5.90%	0
2009	9.600863	11.282294	17.51%	0
2008	10.618872	9.600863	-9.59%	0
2007	10.328144	10.618872	2.81%	0
2006	10.161522	10.328144	1.64%	0
2005	10.287941	10.161522	-1.23%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.888325	14.154772	1.92%	0
2013	12.545176	13.888325	10.71%	0
2012	11.496399	12.545176	9.12%	0
2011	11.804893	11.496399	-2.61%	0
2010	10.724769	11.804893	10.07%	0
2009	8.846750	10.724769	21.23%	0
2008	12.088438	8.846750	-26.82%	0
2007	11.401552	12.088438	6.02%	0
2006	10.638142	11.401552	7.18%	0
2005*	10.000000	10.638142	6.38%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.347007	14.676154	2.29%	0
2013	12.686185	14.347007	13.09%	0
2012	11.472664	12.686185	10.58%	0
2011	11.877674	11.472664	-3.41%	0
2010	10.622572	11.877674	11.82%	0
2009	8.449381	10.622572	25.72%	0
2008	12.856848	8.449381	-34.28%	0
2007	11.955939	12.856848	7.54%	0
2006	10.943211	11.955939	9.25%	0
2005*	10.000000	10.943211	9.43%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.950435	15.315059	2.44%	0
2013	12.591050	14.950435	18.74%	0
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	0
2010	10.377045	11.761641	13.34%	0
2009	8.088554	10.377045	28.29%	0
2008	13.377180	8.088554	-39.53%	0
2007	12.315172	13.377180	8.62%	0
2006	11.150275	12.315172	10.45%	0
2005*	10.000000	11.150275	11.50%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.706175	15.958734	-14.69%	0
2013	15.406781	18.706175	21.42%	0
2012	15.042052	15.406781	2.42%	0
2011	16.223362	15.042052	-7.28%	0
2010	13.921125	16.223362	16.54%	0
2009	9.645606	13.921125	44.33%	0
2008	21.632225	9.645606	-55.41%	0
2007	15.188855	21.632225	42.42%	0
2006	13.316891	15.188855	14.06%	0
2005*	10.000000	13.316891	33.17%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.994366	21.212633	6.09%	0
2013	15.993367	19.994366	25.02%	0
2012	13.971141	15.993367	14.47%	0
2011	14.191850	13.971141	-1.56%	0
2010	12.627209	14.191850	12.39%	0
2009	9.940652	12.627209	27.03%	0
2008	17.774541	9.940652	-44.07%	0
2007	17.948222	17.774541	-0.97%	0
2006	15.301338	17.948222	17.30%	0
2005	14.819023	15.301338	3.25%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.018865	22.820347	8.57%	0
2013	15.802459	21.018865	33.01%	0
2012	14.124403	15.802459	11.88%	0
2011	14.446158	14.124403	-2.23%	0
2010	11.925214	14.446158	21.14%	0
2009	9.528748	11.925214	25.15%	0
2008	18.491861	9.528748	-48.47%	0
2007	14.929730	18.491861	23.86%	0
2006	14.323296	14.929730	4.23%	0
2005	13.880736	14.323296	3.19%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.517818	12.930203	3.29%	0
2013	13.069669	12.517818	-4.22%	0
2012	12.655223	13.069669	3.27%	0
2011	12.088622	12.655223	4.69%	0
2010	11.493027	12.088622	5.18%	0
2009	10.177160	11.493027	12.93%	0
2008	10.779227	10.177160	-5.59%	0
2007	10.590479	10.779227	1.78%	0
2006	10.397935	10.590479	1.85%	0
2005	10.433491	10.397935	-0.34%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.756258	33.967851	3.70%	0
2013	24.650595	32.756258	32.88%	0
2012	22.002291	24.650595	12.04%	0
2011	25.235136	22.002291	-12.81%	0
2010	20.068370	25.235136	25.75%	0
2009	14.682911	20.068370	36.68%	0
2008	24.860134	14.682911	-40.94%	0
2007	22.041575	24.860134	12.79%	0
2006	20.049309	22.041575	9.94%	0
2005	17.369523	20.049309	15.43%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	22.573278	20.244873	-10.31%	0
2013	17.731695	22.573278	27.30%	0
2012	15.062032	17.731695	17.72%	0
2011	18.631126	15.062032	-19.16%	0
2010	16.883760	18.631126	10.35%	0
2009	13.677383	16.883760	23.44%	0
2008	24.956671	13.677383	-45.20%	0
2007	21.803009	24.956671	14.46%	0
2006	18.928040	21.803009	15.19%	0
2005	16.292325	18.928040	16.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	27.475559	28.621197	4.17%	0
2013	21.579649	27.475559	27.32%	0
2012	17.366076	21.579649	24.26%	0
2011	19.520264	17.366076	-11.04%	0
2010	15.798048	19.520264	23.56%	0
2009	10.278836	15.798048	53.69%	0
2008	21.576474	10.278836	-52.36%	0
2007	20.925880	21.576474	3.11%	0
2006	18.442873	20.925880	13.46%	0
2005	18.409756	18.442873	0.18%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.858930	14.179668	2.31%	0
2013	12.436769	13.858930	11.44%	0
2012	11.288871	12.436769	10.17%	0
2011	11.273453	11.288871	0.14%	0
2010	10.230415	11.273453	10.20%	0
2009	7.714445	10.230415	32.61%	0
2008	11.213757	7.714445	-31.21%	0
2007	11.052167	11.213757	1.46%	0
2006*	10.000000	11.052167	10.52%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	21.788698	23.168165	6.33%	0
2013	17.178468	21.788698	26.84%	0
2012	15.689108	17.178468	9.49%	0
2011	15.133402	15.689108	3.67%	0
2010	12.825770	15.133402	17.99%	0
2009	11.175941	12.825770	14.76%	0
2008	15.675886	11.175941	-28.71%	0
2007	16.473253	15.675886	-4.84%	0
2006	14.380383	16.473253	14.55%	0
2005	14.215839	14.380383	1.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	30.325331	29.827358	-1.64%	0
2013	22.759468	30.325331	33.24%	0
2012	19.657896	22.759468	15.78%	0
2011	20.884584	19.657896	-5.87%	0
2010	16.653826	20.884584	25.40%	0
2009	13.184473	16.653826	26.31%	0
2008	20.127009	13.184473	-34.49%	0
2007	21.084166	20.127009	-4.54%	0
2006	18.427835	21.084166	14.41%	0
2005	17.322439	18.427835	6.38%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.289461	-7.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	23.073410	20.053603	-13.09%	0
2013	19.185201	23.073410	20.27%	0
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
2010	17.905527	18.984086	6.02%	0
2009	13.359553	17.905527	34.03%	0
2008	22.912118	13.359553	-41.69%	0
2007	20.293444	22.912118	12.90%	0
2006	17.084693	20.293444	18.78%	0
2005	15.855521	17.084693	7.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.694231	9.654738	-0.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.848043	10.080179	2.36%	0
2013*	10.000000	9.848043	-1.52%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.941880	10.898141	-8.74%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
2010*	10.000000	11.272012	12.72%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.106301	13.865012	5.79%	0
2013	9.586119	13.106301	36.72%	0
2012*	10.000000	9.586119	-4.14%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.932599	13.620897	5.32%	0
2013	9.680111	12.932599	33.60%	0
2012*	10.000000	9.680111	-3.20%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.220172	15.027973	-7.35%	0
2013	13.253920	16.220172	22.38%	0
2012	11.372019	13.253920	16.55%	0
2011	12.530308	11.372019	-9.24%	0
2010	11.789219	12.530308	6.29%	0
2009*	10.000000	11.789219	17.89%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.616749	11.577594	-0.34%	0
2013	10.749390	11.616749	8.07%	0
2012*	10.000000	10.749390	7.49%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.716657	13.415603	5.50%	0
2013	10.006763	12.716657	27.08%	0
2012*	10.000000	10.006763	0.07%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	20.435769	21.632737	5.86%	0
2013	17.441431	20.435769	17.17%	0
2012	15.730712	17.441431	10.88%	0
2011	15.868770	15.730712	-0.87%	0
2010	15.007039	15.868770	5.74%	0
2009	12.218661	15.007039	22.82%	0
2008	14.884072	12.218661	-17.91%	0
2007	13.800918	14.884072	7.85%	0
2006	12.779504	13.800918	7.99%	0
2005	12.136389	12.779504	5.30%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.643905	27.203452	6.08%	0
2013	20.033088	25.643905	28.01%	0
2012	16.538740	20.033088	21.13%	0
2011	18.171475	16.538740	-8.99%	0
2010	17.449390	18.171475	4.14%	0
2009	12.219126	17.449390	42.80%	0
2008	22.436096	12.219126	-45.54%	0
2007	16.791689	22.436096	33.61%	0
2006	15.734038	16.791689	6.72%	0
2005	14.292242	15.734038	10.09%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.107199	14.017124	6.94%	0
2013	9.898641	13.107199	32.41%	0
2012*	10.000000	9.898641	-1.01%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.517293	27.093428	-14.04%	0
2013	28.198864	31.517293	11.77%	0
2012	25.476788	28.198864	10.68%	0
2011	38.499555	25.476788	-33.83%	0
2010	31.487235	38.499555	22.27%	0
2009	17.978972	31.487235	75.13%	0
2008	38.484986	17.978972	-53.28%	0
2007	30.741631	38.484986	25.19%	0
2006	21.435594	30.741631	43.41%	0
2005	16.610606	21.435594	29.05%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.782726	9.123773	-6.74%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.040316	12.702220	-9.53%	0
2013	10.165760	14.040316	38.11%	0
2012*	10.000000	10.165760	1.66%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.688108	25.530576	7.78%	0
2013	17.862377	23.688108	32.61%	0
2012	15.761758	17.862377	13.33%	0
2011	16.191113	15.761758	-2.65%	0
2010	14.885481	16.191113	8.77%	0
2009	12.429695	14.885481	19.76%	0
2008	18.897248	12.429695	-34.22%	0
2007	17.960754	18.897248	5.21%	0
2006	15.238732	17.960754	17.86%	0
2005	14.634123	15.238732	4.13%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.526499	14.367827	-1.09%	0
2013	11.637191	14.526499	24.83%	0
2012	10.264305	11.637191	13.38%	0
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.709775	13.802675	8.60%	0
2013	10.042183	12.709775	26.56%	0
2012	9.024919	10.042183	11.27%	0
2011*	10.000000	9.024919	-9.75%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.385574	21.413917	10.46%	0
2013	15.053604	19.385574	28.78%	0
2012	13.450060	15.053604	11.92%	0
2011	13.685425	13.450060	-1.72%	0
2010	12.366653	13.685425	10.66%	0
2009*	10.000000	12.366653	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.206766	13.560787	2.68%	0
2013	10.953289	13.206766	20.57%	0
2012	9.679028	10.953289	13.17%	0
2011	9.805182	9.679028	-1.29%	0
2010	8.950048	9.805182	9.55%	0
2009	7.415149	8.950048	20.70%	0
2008	10.797061	7.415149	-31.32%	0
2007	10.402421	10.797061	3.79%	0
2006*	10.000000	10.402421	4.02%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.599899	10.882810	2.67%	0
2013	11.124682	10.599899	-4.72%	0
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	3.66%	0
2009	9.217980	10.110557	9.68%	0
2008	10.457773	9.217980	-11.86%	0
2007	10.384612	10.457773	0.70%	0
2006*	10.000000	10.384612	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.401302	14.342990	-0.40%	0
2013	11.446637	14.401302	25.81%	0
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	0
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0
2007	10.683364	11.947796	11.84%	0
2006*	10.000000	10.683364	6.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.977426	13.715751	5.69%	0
2013	10.237758	12.977426	26.76%	0
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	0
2009	6.096694	8.274989	35.73%	0
2008	11.175007	6.096694	-45.44%	0
2007	10.212629	11.175007	9.42%	0
2006*	10.000000	10.212629	2.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.657913	12.567526	7.80%	0
2013	8.964552	11.657913	30.04%	0
2012	7.830551	8.964552	14.48%	0
2011	8.189432	7.830551	-4.38%	0
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0
2007*	10.000000	9.746269	-2.54%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.489154	18.543558	0.29%	0
2013	17.656336	18.489154	4.72%	0
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0
2010	14.025416	15.521371	10.67%	0
2009	9.822458	14.025416	42.79%	0
2008	13.947395	9.822458	-29.57%	0
2007	13.829343	13.947395	0.85%	0
2006	12.783973	13.829343	8.18%	0
2005	12.766844	12.783973	0.13%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.518216	22.923327	6.53%	0
2013	16.261624	21.518216	32.33%	0
2012	14.071359	16.261624	15.57%	0
2011	14.763659	14.071359	-4.69%	0
2010	13.075858	14.763659	12.91%	0
2009	10.423428	13.075858	25.45%	0
2008	16.977195	10.423428	-38.60%	0
2007	17.825916	16.977195	-4.76%	0
2006	15.771695	17.825916	13.02%	0
2005	15.512473	15.771695	1.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.880708	12.381471	4.21%	0
2013	8.463422	11.880708	40.38%	0
2012	7.407212	8.463422	14.26%	0
2011	8.572783	7.407212	-13.60%	0
2010	7.596686	8.572783	12.85%	0
2009	5.078051	7.596686	49.60%	0
2008*	10.000000	5.078051	-49.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.183866	14.248936	8.08%	0
2013	9.729364	13.183866	35.51%	0
2012	8.931994	9.729364	8.93%	0
2011	9.440831	8.931994	-5.39%	0
2010	7.812308	9.440831	20.85%	0
2009	6.085201	7.812308	28.38%	0
2008*	10.000000	6.085201	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.821642	12.081451	2.20%	0
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.704365	11.938789	2.00%	0
2013	10.437720	11.704365	12.14%	0
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.882387	12.166858	2.39%	0
2013	10.020638	11.882387	18.58%	0
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.137086	11.255488	1.06%	0
2013	10.852280	11.137086	2.62%	0
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.897481	10.765736	-1.21%	0
2013*	10.000000	10.897481	8.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.797543	12.065292	2.27%	0
2013	10.239715	11.797543	15.21%	0
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	0
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.336079	11.605431	2.38%	0
2013	11.843194	11.336079	-4.28%	0
2012	11.267148	11.843194	5.11%	0
2011	10.843428	11.267148	3.91%	0
2010	10.383519	10.843428	4.43%	0
2009	9.777090	10.383519	6.20%	0
2008*	10.000000	9.777090	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.260619	12.576244	2.57%	0
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	0
2008*	10.000000	9.782878	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.303154	27.938018	-7.80%	0
2013	30.852565	30.303154	-1.78%	0
2012	26.966459	30.852565	14.41%	0
2011	35.621849	26.966459	-24.30%	0
2010	31.422233	35.621849	13.37%	0
2009	19.700259	31.422233	59.50%	0
2008	47.883735	19.700259	-58.86%	0
2007	33.725100	47.883735	41.98%	0
2006	25.295383	33.725100	33.33%	0
2005	19.543748	25.295383	29.43%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.623414	11.887106	2.27%	0
2013	12.387283	11.623414	-6.17%	0
2012	12.290923	12.387283	0.78%	0
2011	11.716553	12.290923	4.90%	0
2010	11.433372	11.716553	2.48%	0
2009	11.384473	11.433372	0.43%	0
2008	10.806310	11.384473	5.35%	0
2007	10.312477	10.806310	4.79%	0
2006	10.202901	10.312477	1.07%	0
2005	10.102083	10.202901	1.00%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.659376	8.407890	-2.90%	0
2013	7.531388	8.659376	14.98%	0
2012	6.683524	7.531388	12.69%	0
2011	7.592916	6.683524	-11.98%	0
2010	6.870228	7.592916	10.52%	0
2009	5.426594	6.870228	26.60%	0
2008*	10.000000	5.426594	-45.73%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.908397	9.090759	-8.25%	0
2013	8.372107	9.908397	18.35%	0
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
2008	11.555148	6.431015	-44.35%	0
2007	10.802306	11.555148	6.97%	0
2006*	10.000000	10.802306	8.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.733789	22.315306	2.68%	0
2013	17.463989	21.733789	24.45%	0
2012	15.407437	17.463989	13.35%	0
2011	16.398041	15.407437	-6.04%	0
2010	14.626875	16.398041	12.11%	0
2009	11.757277	14.626875	24.41%	0
2008	19.035645	11.757277	-38.24%	0
2007	18.371568	19.035645	3.61%	0
2006	16.072489	18.371568	14.30%	0
2005	15.225350	16.072489	5.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.422004	14.751467	2.28%	0
2013	13.001097	14.422004	10.93%	0
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.740586	12.945045	1.60%	0
2013	12.426751	12.740586	2.53%	0
2012	12.081680	12.426751	2.86%	0
2011	12.001071	12.081680	0.67%	0
2010	11.588123	12.001071	3.56%	0
2009	10.862009	11.588123	6.68%	0
2008	11.818178	10.862009	-8.09%	0
2007	11.468347	11.818178	3.05%	0
2006	11.044797	11.468347	3.83%	0
2005	10.931075	11.044797	1.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.318724	17.815286	2.87%	0
2013	15.183567	17.318724	14.06%	0
2012	14.011054	15.183567	8.37%	0
2011	14.331351	14.011054	-2.23%	0
2010	13.211670	14.331351	8.47%	0
2009	11.339064	13.211670	16.51%	0
2008	15.096021	11.339064	-24.89%	0
2007	14.610575	15.096021	3.32%	0
2006	13.415265	14.610575	8.91%	0
2005	13.020330	13.415265	3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.905411	20.432495	2.65%	0
2013	16.631340	19.905411	19.69%	0
2012	14.949262	16.631340	11.25%	0
2011	15.616983	14.949262	-4.28%	0
2010	14.151761	15.616983	10.35%	0
2009	11.632622	14.151761	21.66%	0
2008	17.336966	11.632622	-32.90%	0
2007	16.701878	17.336966	3.80%	861
2006	14.908678	16.701878	12.03%	38,216
2005	14.236242	14.908678	4.72%	43,138

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.081694	15.448958	2.44%	5,716
2013	13.956215	15.081694	8.06%	5,716
2012	13.208920	13.956215	5.66%	5,716
2011	13.232452	13.208920	-0.18%	5,716
2010	12.468141	13.232452	6.13%	5,716
2009	11.128173	12.468141	12.04%	5,716
2008	13.393572	11.128173	-16.91%	5,716
2007	12.938375	13.393572	3.52%	5,716
2006	12.200939	12.938375	6.04%	5,716
2005	11.939034	12.200939	2.19%	5,716
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.069524	21.308616	6.17%	0
2013	15.057173	20.069524	33.29%	0
2012	13.001498	15.057173	15.81%	0
2011	13.633525	13.001498	-4.64%	0
2010	12.845949	13.633525	6.13%	0
2009*	10.000000	12.845949	28.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.195791	31.243306	7.01%	0
2013	22.437147	29.195791	30.12%	0
2012	19.530446	22.437147	14.88%	0
2011	20.490280	19.530446	-4.68%	0
2010	16.600993	20.490280	23.43%	0
2009	12.412237	16.600993	33.75%	0
2008	19.975938	12.412237	-37.86%	0
2007	18.992036	19.975938	5.18%	0
2006	17.670599	18.992036	7.48%	0
2005	16.116870	17.670599	9.64%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.129818	8.928965	-2.20%	0
2013	9.335189	9.129818	-2.20%	0
2012	9.545762	9.335189	-2.21%	0
2011	9.759894	9.545762	-2.19%	0
2010	9.979424	9.759894	-2.20%	0
2009	10.199628	9.979424	-2.16%	0
2008	10.219198	10.199628	-0.19%	0
2007	9.972402	10.219198	2.47%	0
2006	9.754214	9.972402	2.24%	0
2005	9.713854	9.754214	0.42%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.828018	14.049031	1.60%	0
2013	14.299888	13.828018	-3.30%	0
2012	13.026591	14.299888	9.77%	0
2011	12.618769	13.026591	3.23%	0
2010	11.667273	12.618769	8.16%	0
2009	9.591260	11.667273	21.64%	0
2008	11.857361	9.591260	-19.11%	0
2007	11.589519	11.857361	2.31%	0
2006	11.302647	11.589519	2.54%	0
2005	11.309640	11.302647	-0.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.571160	10.198779	-3.52%	0
2013	8.927250	10.571160	18.41%	0
2012	7.902091	8.927250	12.97%	0
2011	8.939901	7.902091	-11.61%	0
2010	8.031975	8.939901	11.30%	0
2009	6.033930	8.031975	33.11%	0
2008*	10.000000	6.033930	-39.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.073054	14.198122	-11.67%	0
2013	13.576639	16.073054	18.39%	0
2012	11.860709	13.576639	14.47%	0
2011	14.508626	11.860709	-18.25%	0
2010	14.008958	14.508626	3.57%	0
2009	11.060389	14.008958	26.66%	0
2008	21.131545	11.060389	-47.66%	0
2007	21.039744	21.131545	0.44%	0
2006	17.574518	21.039744	19.72%	0
2005	16.074152	17.574518	9.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.639216	13.615611	7.73%	0
2013	9.614618	12.639216	31.46%	0
2012	8.465103	9.614618	13.58%	0
2011	8.944253	8.465103	-5.36%	0
2010	7.927715	8.944253	12.82%	0
2009	6.266640	7.927715	26.51%	0
2008*	10.000000	6.266640	-37.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.987376	12.924536	7.82%	0
2013	9.077336	11.987376	32.06%	0
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.448209	13.641543	1.44%	0
2013	9.920609	13.448209	35.56%	0
2012	8.848477	9.920609	12.12%	0
2011	9.468588	8.848477	-6.55%	0
2010	7.655179	9.468588	23.69%	0
2009	6.177518	7.655179	23.92%	0
2008*	10.000000	6.177518	-38.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.337307	16.408460	14.45%	0
2013	10.804765	14.337307	32.69%	0
2012	9.496154	10.804765	13.78%	0
2011	9.940108	9.496154	-4.47%	0
2010	8.495635	9.940108	17.00%	0
2009	6.658061	8.495635	27.60%	0
2008*	10.000000	6.658061	-33.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.662449	20.720754	0.28%	0
2013	14.676513	20.662449	40.79%	0
2012	13.269999	14.676513	10.60%	0
2011	13.685788	13.269999	-3.04%	0
2010	11.185330	13.685788	22.35%	0
2009	8.992275	11.185330	24.39%	0
2008	17.198738	8.992275	-47.72%	0
2007	16.061803	17.198738	7.08%	0
2006	15.946162	16.061803	0.73%	0
2005	15.133108	15.946162	5.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.847658	31.165846	4.42%	0
2013	21.795270	29.847658	36.95%	0
2012	18.525111	21.795270	17.65%	0
2011	20.033551	18.525111	-7.53%	0
2010	16.195979	20.033551	23.69%	0
2009	13.157737	16.195979	23.09%	0
2008	19.873522	13.157737	-33.79%	0
2007	21.906881	19.873522	-9.28%	0
2006	19.128017	21.906881	14.53%	0
2005	19.027779	19.128017	0.53%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.931512	27.468815	-1.66%	0
2013	20.319595	27.931512	37.46%	0
2012	18.032036	20.319595	12.69%	0
2011	19.572741	18.032036	-7.87%	0
2010	16.012704	19.572741	22.23%	0
2009	12.179554	16.012704	31.47%	0
2008	20.202825	12.179554	-39.71%	0
2007	20.275718	20.202825	-0.36%	0
2006	18.550515	20.275718	9.30%	0
2005	16.933419	18.550515	9.55%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.604547	20.345283	9.36%	0
2013	14.544570	18.604547	27.91%	0
2012	13.063558	14.544570	11.34%	0
2011	13.306493	13.063558	-1.83%	0
2010	12.016606	13.306493	10.73%	0
2009	9.785982	12.016606	22.79%	0
2008	17.137937	9.785982	-42.90%	0
2007	16.243400	17.137937	5.51%	0
2006	14.645159	16.243400	10.91%	0
2005	13.988830	14.645159	4.69%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.600397	13.333044	25.78%	0
2013	10.553881	10.600397	0.44%	0
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	0
2010	7.083961	8.994404	26.97%	0
2009	5.549924	7.083961	27.64%	0
2008*	10.000000	5.549924	-44.50%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.627490	12.858823	10.59%	0
2013*	10.000000	11.627490	16.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.094804	9.921478	-1.72%	0
2013	10.311022	10.094804	-2.10%	0
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	0.17%	0
2009	9.796941	10.262637	4.75%	0
2008*	10.000000	9.796941	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.711594	14.113984	-10.17%	0
2013	13.376906	15.711594	17.45%	0
2012	11.440266	13.376906	16.93%	0
2011	13.357126	11.440266	-14.35%	0
2010	12.842401	13.357126	4.01%	0
2009*	10.000000	12.842401	28.42%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.742269	9.586051	-1.60%	0
2013	9.900358	9.742269	-1.60%	0
2012	9.677955	9.900358	2.30%	0
2011	9.866572	9.677955	-1.91%	0
2010	9.582086	9.866572	2.97%	0
2009	8.645410	9.582086	10.83%	0
2008	10.211189	8.645410	-15.33%	0
2007	9.966578	10.211189	2.45%	0
2006	9.779236	9.966578	1.92%	0
2005	9.856350	9.779236	-0.78%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.330880	18.549748	1.19%	0
2013	12.852159	18.330880	42.63%	0
2012	12.076634	12.852159	6.42%	0
2011	12.480109	12.076634	-3.23%	0
2010	10.668371	12.480109	16.98%	0
2009	8.886377	10.668371	20.05%	0
2008	15.012718	8.886377	-40.81%	0
2007	15.273712	15.012718	-1.71%	0
2006	14.837159	15.273712	2.94%	0
2005	14.742745	14.837159	0.64%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	20.921308	22.585310	7.95%	0
2013	15.545891	20.921308	34.58%	0
2012	14.323745	15.545891	8.53%	0
2011	15.110806	14.323745	-5.21%	0
2010	12.576121	15.110806	20.15%	0
2009	9.784205	12.576121	28.53%	0
2008	16.521247	9.784205	-40.78%	0
2007	15.699644	16.521247	5.23%	0
2006	14.117328	15.699644	11.21%	0
2005	13.507699	14.117328	4.51%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.482467	27.430424	-0.19%	0
2013	22.127834	27.482467	24.20%	0
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
2010	18.478792	20.910565	13.16%	0
2009	13.558584	18.478792	36.29%	0
2008	23.235151	13.558584	-41.65%	0
2007	22.398614	23.235151	3.73%	0
2006	19.512863	22.398614	14.79%	0
2005	17.491164	19.512863	11.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.875667	9.899039	0.24%	0
2013	10.135027	9.875667	-2.56%	0
2012*	10.000000	10.135027	1.35%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.978848	-10.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.005831	21.600670	7.97%	0
2013	15.562853	20.005831	28.55%	0
2012	13.647025	15.562853	14.04%	0
2011	13.997406	13.647025	-2.50%	0
2010	12.356512	13.997406	13.28%	0
2009	9.871159	12.356512	25.18%	0
2008	16.446107	9.871159	-39.98%	0
2007	16.147721	16.446107	1.85%	0
2006	14.386668	16.147721	12.24%	0
2005	13.910733	14.386668	3.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.983512	32.741484	9.20%	0
2013	21.801155	29.983512	37.53%	0
2012	18.945064	21.801155	15.08%	0
2011	19.843257	18.945064	-4.53%	0
2010	16.487767	19.843257	20.35%	0
2009	12.316200	16.487767	33.87%	0
2008	20.313975	12.316200	-39.37%	0
2007	21.066785	20.313975	-3.57%	0
2006	18.785740	21.066785	12.14%	0
2005	17.506257	18.785740	7.31%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.338797	10.157318	-1.76%	0
2013	10.559837	10.338797	-2.09%	0
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.099154	9.023964	-0.83%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.161119	10.997248	-1.47%	0
2013	11.438755	11.161119	-2.43%	0
2012	11.060744	11.438755	3.42%	0
2011	11.196028	11.060744	-1.21%	0
2010	10.883488	11.196028	2.87%	0
2009*	10.000000	10.883488	8.83%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.199928	10.391266	1.88%	0
2013	10.647977	10.199928	-4.21%	0
2012	9.943457	10.647977	7.09%	0
2011*	10.000000	9.943457	-0.57%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.508788	18.961451	8.30%	0
2013	13.194837	17.508788	32.69%	0
2012	11.325023	13.194837	16.51%	0
2011	12.142900	11.325023	-6.74%	0
2010	10.855113	12.142900	11.86%	0
2009	8.550290	10.855113	26.96%	0
2008	14.261993	8.550290	-40.05%	0
2007	15.522027	14.261993	-8.12%	0
2006	13.691687	15.522027	13.37%	0
2005	13.303242	13.691687	2.92%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.157353	16.554223	-8.83%	0
2013	14.496334	18.157353	25.25%	0
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
2010	13.908037	14.966098	7.61%	0
2009	11.410208	13.908037	21.89%	0
2008	20.816623	11.410208	-45.19%	0
2007	19.643879	20.816623	5.97%	0
2006	15.725403	19.643879	24.92%	0
2005	14.330153	15.725403	9.74%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.415999	20.834759	7.31%	0
2013	13.812752	19.415999	40.57%	0
2012	12.364896	13.812752	11.71%	0
2011	15.389504	12.364896	-19.65%	0
2010	13.026183	15.389504	18.14%	0
2009	8.126514	13.026183	60.29%	0
2008	13.196661	8.126514	-38.42%	0
2007	12.789150	13.196661	3.19%	0
2006	12.401960	12.789150	3.12%	0
2005	11.997140	12.401960	3.37%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.338927	27.386120	28.34%	0
2013	14.496145	21.338927	47.20%	0
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.373951	11.965305	5.20%	0
2013	11.697682	11.373951	-2.77%	0
2012	10.954417	11.697682	6.79%	0
2011	10.625978	10.954417	3.09%	0
2010	10.167618	10.625978	4.51%	0
2009	9.504716	10.167618	6.97%	0
2008	10.853331	9.504716	-12.43%	0
2007	10.548345	10.853331	2.89%	0
2006	10.414131	10.548345	1.29%	0
2005	10.244725	10.414131	1.65%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	20.315286	20.442589	0.63%	0
2013	22.765873	20.315286	-10.76%	0
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
2010	17.601525	18.891373	7.33%	0
2009	13.832041	17.601525	27.25%	0
2008	16.635261	13.832041	-16.85%	0
2007	15.989055	16.635261	4.04%	0
2006	14.753788	15.989055	8.37%	0
2005	13.452188	14.753788	9.68%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.460493	8.275725	-20.89%	0
2013	9.676483	10.460493	8.10%	0
2012*	10.000000	9.676483	-3.24%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.676759	21.761296	-4.04%	0
2013	15.433916	22.676759	46.93%	0
2012	14.630387	15.433916	5.49%	0
2011	15.679640	14.630387	-6.69%	0
2010	12.646269	15.679640	23.99%	0
2009	8.471187	12.646269	49.29%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.038857	11.244424	1.86%	0
2013	10.088976	11.038857	9.42%	0
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	20.805279	22.226564	6.83%	0
2013	15.813563	20.805279	31.57%	0
2012	13.798846	15.813563	14.60%	0
2011	13.307951	13.798846	3.69%	0
2010	12.069326	13.307951	10.26%	0
2009	10.259472	12.069326	17.64%	0
2008	17.698426	10.259472	-42.03%	203
2007	17.268719	17.698426	2.49%	203
2006	15.100376	17.268719	14.36%	216
2005	14.768184	15.100376	2.25%	216
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.761369	31.694266	6.49%	0
2013	22.120795	29.761369	34.54%	0
2012	19.102982	22.120795	15.80%	0
2011	21.385861	19.102982	-10.67%	0
2010	17.282343	21.385861	23.74%	0
2009	12.393425	17.282343	39.45%	0
2008	19.733575	12.393425	-37.20%	0
2007	19.886557	19.733575	-0.77%	0
2006	17.813215	19.886557	11.64%	0
2005	17.088763	17.813215	4.24%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.306787	12.426837	0.98%	0
2013	13.756602	12.306787	-10.54%	0
2012	13.106022	13.756602	4.96%	7,083
2011	11.997664	13.106022	9.24%	8,099
2010	11.676054	11.997664	2.75%	8,895
2009	10.837755	11.676054	7.73%	9,705
2008	11.266200	10.837755	-3.80%	4,141
2007	10.527461	11.266200	7.02%	4,450
2006	10.600839	10.527461	-0.69%	4,659
2005	10.677319	10.600839	-0.72%	4,884
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	20.336041	22.329856	9.80%	0
2013	15.355287	20.336041	32.44%	0
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
2010	12.264529	13.650510	11.30%	0
2009	10.653374	12.264529	15.12%	0
2008	16.698145	10.653374	-36.20%	0
2007	17.159051	16.698145	-2.69%	610
2006	15.026376	17.159051	14.19%	610
2005	14.706867	15.026376	2.17%	610

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.007056	21.596512	13.62%	0
2013	14.968686	19.007056	26.98%	0
2012	13.175924	14.968686	13.61%	0
2011	13.593186	13.175924	-3.07%	0
2010	11.687865	13.593186	16.30%	0
2009	9.211612	11.687865	26.88%	397
2008	12.483546	9.211612	-26.21%	1,041
2007	13.090018	12.483546	-4.63%	1,041
2006	11.137716	13.090018	17.53%	397
2005*	10.000000	11.137716	11.38%	397
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.572708	14.520049	-0.36%	0
2013	13.029722	14.572708	11.84%	0
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.819404	8.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.449022	31.288254	2.76%	0
2013	22.136555	30.449022	37.55%	0
2012	19.567037	22.136555	13.13%	0
2011	19.904520	19.567037	-1.70%	0
2010	16.182730	19.904520	23.00%	0
2009	13.241435	16.182730	22.21%	0
2008	19.608616	13.241435	-32.47%	0
2007	20.194818	19.608616	-2.90%	0
2006	18.056269	20.194818	11.84%	0
2005	17.224664	18.056269	4.83%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.504713	22.669915	10.56%	0
2013	15.926800	20.504713	28.74%	222
2012	14.110692	15.926800	12.87%	222
2011	14.204638	14.110692	-0.66%	222
2010	12.687047	14.204638	11.96%	222
2009	10.297195	12.687047	23.21%	5,213
2008	16.807245	10.297195	-38.73%	13,373
2007	16.378714	16.807245	2.62%	14,965
2006	14.543176	16.378714	12.62%	16,201
2005	14.245346	14.543176	2.09%	16,302

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.413353	20.461823	5.40%	0
2013	16.436907	19.413353	18.11%	0
2012	15.268266	16.436907	7.65%	0
2011	14.363631	15.268266	6.30%	0
2010	12.772412	14.363631	12.46%	3,039
2009	10.690091	12.772412	19.48%	7,132
2008	15.561767	10.690091	-31.31%	8,344
2007	14.900926	15.561767	4.43%	9,680
2006	13.116943	14.900926	13.60%	9,208
2005	12.887330	13.116943	1.78%	9,214
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.398773	18.222401	-0.96%	0
2013	12.698723	18.398773	44.89%	0
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
2010	10.057645	12.861325	27.88%	0
2009	8.181366	10.057645	22.93%	0
2008	13.450610	8.181366	-39.17%	0
2007	15.511765	13.450610	-13.29%	0
2006	15.328203	15.511765	1.20%	0
2005	14.854584	15.328203	3.19%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.006804	9.837634	-1.69%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.403230	14.856271	-3.55%	0
2013	13.570884	15.403230	13.50%	0
2012	12.618748	13.570884	7.55%	0
2011	13.661197	12.618748	-7.63%	0
2010	12.366767	13.661197	10.47%	0
2009	11.169701	12.366767	10.72%	0
2008	16.247344	11.169701	-31.25%	0
2007	15.161558	16.247344	7.16%	0
2006	13.395459	15.161558	13.18%	0
2005	13.474483	13.395459	-0.59%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.499943	12.647922	1.18%	360
2013	12.692419	12.499943	-1.52%	360
2012	11.864524	12.692419	6.98%	360
2011	11.900010	11.864524	-0.30%	360
2010	11.242732	11.900010	5.85%	1,237
2009	9.572078	11.242732	17.45%	2,196
2008	10.592451	9.572078	-9.63%	6,434
2007	10.307744	10.592451	2.76%	8,381
2006	10.146617	10.307744	1.59%	8,307
2005	10.278083	10.146617	-1.28%	8,190

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.826916	14.084973	1.87%	0
2013	12.496093	13.826916	10.65%	0
2012	11.457282	12.496093	9.07%	0
2011	11.770734	11.457282	-2.66%	0
2010	10.699212	11.770734	10.01%	0
2009	8.830182	10.699212	21.17%	0
2008	12.071974	8.830182	-26.85%	0
2007	11.391876	12.071974	5.97%	0
2006	10.634532	11.391876	7.12%	0
2005*	10.000000	10.634532	6.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.283608	14.603822	2.24%	0
2013	12.636579	14.283608	13.03%	0
2012	11.433657	12.636579	10.52%	0
2011	11.843328	11.433657	-3.46%	0
2010	10.597275	11.843328	11.76%	0
2009	8.433561	10.597275	25.66%	493
2008	12.839348	8.433561	-34.31%	493
2007	11.945798	12.839348	7.48%	493
2006	10.939506	11.945798	9.20%	493
2005*	10.000000	10.939506	9.40%	493
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.884300	15.239512	2.39%	0
2013	12.541764	14.884300	18.68%	0
2012	11.139882	12.541764	12.58%	0
2011	11.727594	11.139882	-5.01%	0
2010	10.352302	11.727594	13.28%	0
2009	8.073400	10.352302	28.23%	44,247
2008	13.358960	8.073400	-39.57%	44,247
2007	12.304728	13.358960	8.57%	44,247
2006	11.146499	12.304728	10.39%	44,247
2005*	10.000000	11.146499	11.46%	50,834
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.623387	15.879962	-14.73%	0
2013	15.346435	18.623387	21.35%	0
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0
2007	15.175959	21.602731	42.35%	0
2006	13.312384	15.175959	14.00%	0
2005*	10.000000	13.312384	33.12%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.883423	21.084141	6.04%	687
2013	15.912756	19.883423	24.95%	1,710
2012	13.907849	15.912756	14.42%	1,710
2011	14.134775	13.907849	-1.61%	1,779
2010	12.582852	14.134775	12.33%	5,395
2009	9.910802	12.582852	26.96%	7,062
2008	17.730262	9.910802	-44.10%	19,394
2007	17.912718	17.730262	-1.02%	20,855
2006	15.278856	17.912718	17.24%	21,002
2005	14.804807	15.278856	3.20%	21,294
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.902287	22.682172	8.52%	0
2013	15.722839	20.902287	32.94%	768
2012	14.060446	15.722839	11.82%	768
2011	14.388086	14.060446	-2.28%	768
2010	11.883344	14.388086	21.08%	1,171
2009	9.500149	11.883344	25.09%	2,970
2008	18.445836	9.500149	-48.50%	8,631
2007	14.900231	18.445836	23.80%	14,654
2006	14.302283	14.900231	4.18%	13,083
2005	13.867441	14.302283	3.14%	13,436
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.448350	12.851874	3.24%	0
2013	13.003797	12.448350	-4.27%	0
2012	12.597898	13.003797	3.22%	0
2011	12.039999	12.597898	4.63%	0
2010	11.452646	12.039999	5.13%	2,510
2009	10.146594	11.452646	12.87%	4,467
2008	10.752353	10.146594	-5.63%	6,544
2007	10.569510	10.752353	1.73%	11,695
2006	10.382638	10.569510	1.80%	7,928
2005	10.423463	10.382638	-0.39%	5,944
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.574588	33.762181	3.65%	2,033
2013	24.526407	32.574588	32.81%	2,435
2012	21.902676	24.526407	11.98%	2,435
2011	25.133719	21.902676	-12.86%	2,728
2010	19.997935	25.133719	25.68%	6,323
2009	14.638868	19.997935	36.61%	11,374
2008	24.798281	14.638868	-40.97%	24,945
2007	21.998042	24.798281	12.73%	31,929
2006	20.019919	21.998042	9.88%	32,182
2005	17.352899	20.019919	15.37%	33,279

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	22.448131	20.122326	-10.36%	0
2013	17.642393	22.448131	27.24%	0
2012	14.993853	17.642393	17.66%	0
2011	18.556274	14.993853	-19.20%	0
2010	16.824522	18.556274	10.29%	0
2009	13.636359	16.824522	23.38%	0
2008	24.894580	13.636359	-45.22%	0
2007	21.759941	24.894580	14.41%	0
2006	18.900290	21.759941	15.13%	0
2005	16.276733	18.900290	16.12%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	27.323170	28.447895	4.12%	2,049
2013	21.470929	27.323170	27.26%	2,049
2012	17.287432	21.470929	24.20%	2,049
2011	19.441794	17.287432	-11.08%	2,049
2010	15.742579	19.441794	23.50%	3,582
2009	10.247984	15.742579	53.62%	5,561
2008	21.522738	10.247984	-52.39%	7,695
2007	20.884511	21.522738	3.06%	8,631
2006	18.415809	20.884511	13.41%	10,095
2005	18.392126	18.415809	0.13%	11,040
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.808948	11.871983	0.53%	0
2013	9.760501	11.808948	20.99%	0
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.804741	14.116993	2.26%	0
2013	12.394472	13.804741	11.38%	7,255
2012	11.256241	12.394472	10.11%	0
2011	11.246606	11.256241	0.09%	0
2010	10.211260	11.246606	10.14%	827
2009	7.703927	10.211260	32.55%	974
2008	11.204194	7.703927	-31.24%	2,807
2007	11.048415	11.204194	1.41%	9,013
2006*	10.000000	11.048415	10.48%	974

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	21.667871	23.027922	6.28%	719
2013	17.091933	21.667871	26.77%	1,030
2012	15.618081	17.091933	9.44%	1,621
2011	15.072574	15.618081	3.62%	2,162
2010	12.780751	15.072574	17.93%	5,783
2009	11.142412	12.780751	14.70%	8,682
2008	15.636875	11.142412	-28.74%	20,389
2007	16.440717	15.636875	-4.89%	22,912
2006	14.359300	16.440717	14.50%	31,578
2005	14.202226	14.359300	1.11%	33,297
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	30.157166	29.646787	-1.69%	0
2013	22.644824	30.157166	33.17%	0
2012	19.568913	22.644824	15.72%	0
2011	20.800674	19.568913	-5.92%	0
2010	16.595382	20.800674	25.34%	0
2009	13.144924	16.595382	26.25%	156
2008	20.076917	13.144924	-34.53%	0
2007	21.042514	20.076917	-4.59%	0
2006	18.400805	21.042514	14.36%	0
2005	17.305842	18.400805	6.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.286274	-7.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	22.945436	19.932174	-13.13%	0
2013	19.088550	22.945436	20.21%	0
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
2010	17.842693	18.907814	5.97%	0
2009	13.319472	17.842693	33.96%	0
2008	22.855091	13.319472	-41.72%	0
2007	20.253335	22.855091	12.85%	0
2006	17.059617	20.253335	18.72%	0
2005	15.840330	17.059617	7.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.690920	9.646505	-0.46%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.275769	11.456943	1.61%	0
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.844677	10.071568	2.30%	0
2013*	10.000000	9.844677	-1.55%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.922561	10.874938	-8.79%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.095060	13.846039	5.73%	0
2013	9.582796	13.095060	36.65%	1,004
2012*	10.000000	9.582796	-4.17%	1,004
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.425270	12.652106	1.83%	0
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.921521	13.602270	5.27%	712
2013	9.676761	12.921521	33.53%	712
2012*	10.000000	9.676761	-3.23%	1,649
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.181516	14.984494	-7.40%	0
2013	13.229084	16.181516	22.32%	0
2012	11.356526	13.229084	16.49%	0
2011	12.519639	11.356526	-9.29%	0
2010	11.785197	12.519639	6.23%	0
2009*	10.000000	11.785197	17.85%	6,328
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.606867	11.561823	-0.39%	0
2013	10.745732	11.606867	8.01%	0
2012*	10.000000	10.745732	7.46%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.705810	13.397299	5.44%	0
2013	10.003346	12.705810	27.02%	0
2012*	10.000000	10.003346	0.03%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	20.322371	21.501705	5.80%	0
2013	17.353532	20.322371	17.11%	0
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
2010	14.954337	15.804957	5.69%	0
2009	12.181978	14.954337	22.76%	0
2008	14.846990	12.181978	-17.95%	0
2007	13.773618	14.846990	7.79%	0
2006	12.760732	13.773618	7.94%	0
2005	12.124747	12.760732	5.25%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.501584	27.038648	6.03%	0
2013	19.932075	25.501584	27.94%	0
2012	16.463786	19.932075	21.07%	0
2011	18.098364	16.463786	-9.03%	0
2010	17.388066	18.098364	4.08%	0
2009	12.182412	17.388066	42.73%	0
2008	22.380155	12.182412	-45.57%	0
2007	16.758438	22.380155	33.55%	2,214
2006	15.710899	16.758438	6.67%	210
2005	14.278499	15.710899	10.03%	210
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.095940	13.997930	6.89%	0
2013	9.895201	13.095940	32.35%	0
2012*	10.000000	9.895201	-1.05%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.342505	26.929375	-14.08%	0
2013	28.056820	31.342505	11.71%	0
2012	25.361453	28.056820	10.63%	0
2011	38.344878	25.361453	-33.86%	0
2010	31.376752	38.344878	22.21%	0
2009	17.925046	31.376752	75.04%	0
2008	38.389251	17.925046	-53.31%	0
2007	30.680913	38.389251	25.12%	0
2006	21.404153	30.680913	43.34%	0
2005	16.594691	21.404153	28.98%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.779381	9.115994	-6.78%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.028356	12.684918	-9.58%	0
2013	10.162292	14.028356	38.04%	0
2012*	10.000000	10.162292	1.62%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.556736	25.376008	7.72%	0
2013	17.772394	23.556736	32.55%	185
2012	15.690399	17.772394	13.27%	185
2011	16.126041	15.690399	-2.70%	644
2010	14.833232	16.126041	8.72%	3,309
2009	12.392403	14.833232	19.70%	4,744
2008	18.850203	12.392403	-34.26%	5,868
2007	17.925254	18.850203	5.16%	12,226
2006	15.216368	17.925254	17.80%	10,741
2005	14.620099	15.216368	4.08%	11,198
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.499320	14.333619	-1.14%	0
2013	11.621349	14.499320	24.76%	0
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
2010*	10.000000	10.681045	6.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.692473	13.776844	8.54%	0
2013	10.033645	12.692473	26.50%	0
2012	9.021864	10.033645	11.21%	0
2011*	10.000000	9.021864	-9.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.339361	21.351945	10.41%	0
2013	15.025393	19.339361	28.71%	387
2012	13.431733	15.025393	11.86%	387
2011	13.673759	13.431733	-1.77%	387
2010	12.362426	13.673759	10.61%	387
2009*	10.000000	12.362426	23.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.155061	13.500802	2.63%	0
2013	10.915987	13.155061	20.51%	0
2012	9.651009	10.915987	13.11%	0
2011	9.781789	9.651009	-1.34%	0
2010	8.933259	9.781789	9.50%	0
2009	7.405025	8.933259	20.64%	3,970
2008	10.787854	7.405025	-31.36%	3,970
2007	10.398894	10.787854	3.74%	0
2006*	10.000000	10.398894	3.99%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.558416	10.834683	2.62%	0
2013	11.086812	10.558416	-4.77%	0
2012	10.805947	11.086812	2.60%	0
2011	10.455502	10.805947	3.35%	0
2010	10.091602	10.455502	3.61%	0
2009	9.205400	10.091602	9.63%	0
2008	10.448842	9.205400	-11.90%	0
2007	10.381087	10.448842	0.65%	0
2006*	10.000000	10.381087	3.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.344932	14.279546	-0.46%	0
2013	11.407665	14.344932	25.75%	0
2012	9.559441	11.407665	19.33%	0
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
2008	11.937617	7.160160	-40.02%	0
2007	10.679747	11.937617	11.78%	0
2006*	10.000000	10.679747	6.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.926599	13.655045	5.64%	0
2013	10.202870	12.926599	26.70%	0
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
2010	8.259444	9.542654	15.54%	838
2009	6.088358	8.259444	35.66%	987
2008	11.165468	6.088358	-45.47%	1,845
2007	10.209164	11.165468	9.37%	1,868
2006*	10.000000	10.209164	2.09%	1,846
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.618251	12.518367	7.75%	0
2013	8.938617	11.618251	29.98%	0
2012	7.811893	8.938617	14.42%	0
2011	8.174079	7.811893	-4.43%	0
2010	7.535100	8.174079	8.48%	0
2009	5.898318	7.535100	27.75%	0
2008	9.742939	5.898318	-39.46%	0
2007*	10.000000	9.742939	-2.57%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.386657	18.431324	0.24%	0
2013	17.567430	18.386657	4.66%	0
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0
2010	13.976215	15.459013	10.61%	0
2009	9.792993	13.976215	42.72%	0
2008	13.912672	9.792993	-29.61%	0
2007	13.802009	13.912672	0.80%	0
2006	12.765207	13.802009	8.12%	0
2005	12.754602	12.765207	0.08%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.398796	22.784456	6.48%	0
2013	16.179644	21.398796	32.26%	0
2012	14.007587	16.179644	15.51%	0
2011	14.704272	14.007587	-4.74%	223
2010	13.029918	14.704272	12.85%	1,520
2009	10.392120	13.029918	25.38%	4,467
2008	16.934889	10.392120	-38.63%	11,985
2007	17.790645	16.934889	-4.81%	14,423
2006	15.748527	17.790645	12.97%	14,123
2005	15.497598	15.748527	1.62%	13,932
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.846296	12.339291	4.16%	0
2013	8.443224	11.846296	40.31%	0
2012	7.393317	8.443224	14.20%	0
2011	8.561080	7.393317	-13.64%	0
2010	7.590196	8.561080	12.79%	0
2009	5.076314	7.590196	49.52%	0
2008*	10.000000	5.076314	-49.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.145734	14.200465	8.02%	0
2013	9.706187	13.145734	35.44%	0
2012	8.915278	9.706187	8.87%	0
2011	9.427969	8.915278	-5.44%	0
2010	7.805641	9.427969	20.78%	0
2009	6.083121	7.805641	28.32%	694
2008*	10.000000	6.083121	-39.17%	2,375
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.787398	12.040306	2.15%	0
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.670508	11.898168	1.95%	0
2013	10.412844	11.670508	12.08%	0
2012	9.592119	10.412844	8.56%	0
2011	9.946216	9.592119	-3.56%	0
2010	9.216039	9.946216	7.92%	0
2009	7.868519	9.216039	17.13%	0
2008*	10.000000	7.868519	-21.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
2010	8.679150	9.535070	9.86%	0
2009	7.150952	8.679150	21.37%	0
2008*	10.000000	7.150952	-28.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.104872	11.217196	1.01%	0
2013	10.826431	11.104872	2.57%	0
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
2010	9.955686	10.393550	4.40%	0
2009	9.011472	9.955686	10.48%	0
2008*	10.000000	9.011472	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.763379	12.024199	2.22%	0
2013	10.215280	11.763379	15.15%	0
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
2010	8.948011	9.741351	8.87%	0
2009	7.506482	8.948011	19.20%	0
2008*	10.000000	7.506482	-24.94%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.799144	12.059799	2.21%	0
2013	9.712704	11.799144	21.48%	0
2012	8.671897	9.712704	12.00%	0
2011	9.305852	8.671897	-6.81%	0
2010	8.401560	9.305852	10.76%	7,783
2009	6.790204	8.401560	23.73%	7,783
2008*	10.000000	6.790204	-32.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.527800	11.728425	1.74%	0
2013	10.601632	11.527800	8.74%	0
2012	9.856291	10.601632	7.56%	0
2011	10.109999	9.856291	-2.51%	0
2010	9.485717	10.109999	6.58%	0
2009	8.246084	9.485717	15.03%	0
2008*	10.000000	8.246084	-17.54%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.303315	11.565974	2.32%	0
2013	11.815009	11.303315	-4.33%	0
2012	11.246092	11.815009	5.06%	0
2011	10.828681	11.246092	3.85%	0
2010	10.374687	10.828681	4.38%	0
2009	9.773762	10.374687	6.15%	155
2008*	10.000000	9.773762	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.225141	12.533433	2.52%	0
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	0
2011	11.763273	12.194752	3.67%	0
2010	11.130830	11.763273	5.68%	0
2009	9.779546	11.130830	13.82%	0
2008*	10.000000	9.779546	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.135104	27.768878	-7.85%	0
2013	30.697155	30.135104	-1.83%	0
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0
2010	31.311970	35.478721	13.31%	0
2009	19.641159	31.311970	59.42%	0
2008	47.764617	19.641159	-58.88%	0
2007	33.658481	47.764617	41.91%	0
2006	25.258281	33.658481	33.26%	0
2005	19.525024	25.258281	29.36%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.558971	11.815163	2.22%	0
2013	12.324915	11.558971	-6.21%	0
2012	12.235311	12.324915	0.73%	0
2011	11.669486	12.235311	4.85%	0
2010	11.393262	11.669486	2.42%	0
2009	11.350338	11.393262	0.38%	490
2008	10.779417	11.350338	5.30%	10,840
2007	10.292093	10.779417	4.73%	3,682
2006	10.187930	10.292093	1.02%	5,065
2005	10.092398	10.187930	0.95%	4,117
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.634305	8.379256	-2.95%	0
2013	7.513425	8.634305	14.92%	0
2012	6.670992	7.513425	12.63%	0
2011	7.582552	6.670992	-12.02%	0
2010	6.864350	7.582552	10.46%	0
2009	5.424728	6.864350	26.54%	0
2008*	10.000000	5.424728	-45.75%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.869618	9.050537	-8.30%	0
2013	8.343599	9.869618	18.29%	0
2012	7.220989	8.343599	15.55%	0
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
2008	11.545296	6.422245	-44.37%	0
2007	10.798640	11.545296	6.91%	0
2006*	10.000000	10.798640	7.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.613229	22.180180	2.62%	26,988
2013	17.375986	21.613229	24.39%	132,775
2012	15.337663	17.375986	13.29%	198,535
2011	16.332125	15.337663	-6.09%	253,704
2010	14.575520	16.332125	12.05%	424,053
2009	11.721990	14.575520	24.34%	808,351
2008	18.988244	11.721990	-38.27%	1,462,338
2007	18.335248	18.988244	3.56%	1,730,891
2006	16.048897	18.335248	14.25%	1,807,846
2005	15.210756	16.048897	5.51%	1,907,909
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.387629	14.708781	2.23%	0
2013	12.976755	14.387629	10.87%	0
2012	12.136974	12.976755	6.92%	0
2011	12.306842	12.136974	-1.38%	0
2010	11.464785	12.306842	7.34%	0
2009*	10.000000	11.464785	14.65%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.337548	16.802294	2.84%	0
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.669920	12.866665	1.55%	839
2013	12.364144	12.669920	2.47%	5,834
2012	12.026976	12.364144	2.80%	8,844
2011	11.952821	12.026976	0.62%	8,892
2010	11.547439	11.952821	3.51%	8,941
2009	10.829416	11.547439	6.63%	24,148
2008	11.788746	10.829416	-8.14%	48,454
2007	11.445670	11.788746	3.00%	56,113
2006	11.028581	11.445670	3.78%	58,614
2005	10.920596	11.028581	0.99%	65,617
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.222683	17.707429	2.81%	7,023
2013	15.107089	17.222683	14.00%	72,804
2012	13.947620	15.107089	8.31%	105,762
2011	14.273746	13.947620	-2.28%	143,875
2010	13.165290	14.273746	8.42%	235,936
2009	11.305038	13.165290	16.46%	385,585
2008	15.058439	11.305038	-24.93%	741,953
2007	14.581696	15.058439	3.27%	971,975
2006	13.395569	14.581696	8.85%	1,142,320
2005	13.007846	13.395569	2.98%	1,179,336
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.795011	20.308799	2.60%	21,319
2013	16.547545	19.795011	19.63%	40,997
2012	14.881569	16.547545	11.19%	101,131
2011	15.554198	14.881569	-4.32%	205,893
2010	14.102070	15.554198	10.30%	346,258
2009	11.597705	14.102070	21.59%	597,569
2008	17.293799	11.597705	-32.94%	993,163
2007	16.668854	17.293799	3.75%	1,299,433
2006	14.886787	16.668854	11.97%	1,429,537
2005	14.222590	14.886787	4.67%	1,490,089

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.998051	15.355431	2.38%	2,549
2013	13.885904	14.998051	8.01%	12,924
2012	13.149120	13.885904	5.60%	19,943
2011	13.179258	13.149120	-0.23%	27,054
2010	12.424366	13.179258	6.08%	27,054
2009	11.094772	12.424366	11.98%	86,582
2008	13.360214	11.094772	-16.96%	145,257
2007	12.912800	13.360214	3.46%	187,341
2006	12.183035	12.912800	5.99%	223,478
2005	11.927596	12.183035	2.14%	239,252
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.021675	21.246933	6.12%	6,365
2013	15.028955	20.021675	33.22%	6,948
2012	12.983783	15.028955	15.75%	7,613
2011	13.621899	12.983783	-4.68%	8,781
2010	12.841565	13.621899	6.08%	13,284
2009*	10.000000	12.841565	28.42%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.095406	0.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.033833	31.054107	6.96%	0
2013	22.324082	29.033833	30.06%	0
2012	19.441996	22.324082	14.82%	0
2011	20.407894	19.441996	-4.73%	335
2010	16.542694	20.407894	23.36%	352
2009	12.374975	16.542694	33.68%	905
2008	19.926196	12.374975	-37.90%	3,699
2007	18.954496	19.926196	5.13%	3,723
2006	17.644672	18.954496	7.42%	3,872
2005	16.101426	17.644672	9.58%	3,640
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.079000	8.874721	-2.25%	0
2013	9.287976	9.079000	-2.25%	0
2012	9.502353	9.287976	-2.26%	8,558
2011	9.720467	9.502353	-2.24%	8,651
2010	9.944195	9.720467	-2.25%	8,796
2009	10.168821	9.944195	-2.21%	21,141
2008	10.193541	10.168821	-0.24%	22,448
2007	9.952481	10.193541	2.42%	12,177
2006	9.739697	9.952481	2.18%	12,395
2005	9.704345	9.739697	0.36%	12,458

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.751397	13.964035	1.55%	0
2013	14.227924	13.751397	-3.35%	0
2012	12.967670	14.227924	9.72%	0
2011	12.568101	12.967670	3.18%	0
2010	11.626353	12.568101	8.10%	0
2009	9.562503	11.626353	21.58%	0
2008	11.827858	9.562503	-19.15%	0
2007	11.566627	11.827858	2.26%	0
2006	11.286066	11.566627	2.49%	0
2005	11.298800	11.286066	-0.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.540604	10.164095	-3.57%	0
2013	8.905994	10.540604	18.35%	0
2012	7.887311	8.905994	12.92%	0
2011	8.927730	7.887311	-11.65%	0
2010	8.025138	8.927730	11.25%	0
2009	6.031868	8.025138	33.05%	709
2008*	10.000000	6.031868	-39.68%	2,095
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.985602	14.113650	-11.71%	0
2013	13.509675	15.985602	18.33%	0
2012	11.808254	13.509675	14.41%	0
2011	14.451849	11.808254	-18.29%	0
2010	13.961266	14.451849	3.51%	0
2009	11.028378	13.961266	26.59%	0
2008	21.081183	11.028378	-47.69%	0
2007	21.000395	21.081183	0.38%	0
2006	17.550599	21.000395	19.66%	0
2005	16.060464	17.550599	9.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.602678	13.569319	7.67%	0
2013	9.591730	12.602678	31.39%	0
2012	8.449269	9.591730	13.52%	0
2011	8.932070	8.449269	-5.41%	0
2010	7.920966	8.932070	12.76%	396
2009	6.264498	7.920966	26.44%	466
2008*	10.000000	6.264498	-37.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.952685	12.880538	7.76%	621
2013	9.055687	11.952685	31.99%	1,692
2012	7.878627	9.055687	14.94%	2,509
2011	8.582541	7.878627	-8.20%	2,557
2010	7.787385	8.582541	10.21%	6,766
2009	6.252676	7.787385	24.54%	8,435
2008*	10.000000	6.252676	-37.47%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.409324	13.595138	1.39%	0
2013	9.896977	13.409324	35.49%	0
2012	8.831921	9.896977	12.06%	0
2011	9.455697	8.831921	-6.60%	0
2010	7.648661	9.455697	23.63%	955
2009	6.175408	7.648661	23.86%	2,448
2008*	10.000000	6.175408	-38.25%	732
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.295792	16.352589	14.39%	0
2013	10.778981	14.295792	32.63%	0
2012	9.478359	10.778981	13.72%	0
2011	9.926538	9.478359	-4.51%	0
2010	8.488366	9.926538	16.94%	0
2009	6.655774	8.488366	27.53%	404
2008*	10.000000	6.655774	-33.44%	1,541
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.547837	20.595279	0.23%	0
2013	14.602568	20.547837	40.71%	0
2012	13.209915	14.602568	10.54%	0
2011	13.630768	13.209915	-3.09%	0
2010	11.146051	13.630768	22.29%	0
2009	8.965269	11.146051	24.32%	0
2008	17.155884	8.965269	-47.74%	0
2007	16.030021	17.155884	7.02%	0
2006	15.922746	16.030021	0.67%	0
2005	15.118582	15.922746	5.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.682098	30.977135	4.36%	0
2013	21.685452	29.682098	36.88%	0
2012	18.441219	21.685452	17.59%	0
2011	19.953008	18.441219	-7.58%	0
2010	16.139114	19.953008	23.63%	0
2009	13.118248	16.139114	23.03%	0
2008	19.824037	13.118248	-33.83%	0
2007	21.863580	19.824037	-9.33%	0
2006	19.099944	21.863580	14.47%	0
2005	19.009541	19.099944	0.48%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.776626	27.302534	-1.71%	0
2013	20.217240	27.776626	37.39%	0
2012	17.950396	20.217240	12.63%	0
2011	19.494072	17.950396	-7.92%	0
2010	15.956493	19.494072	22.17%	0
2009	12.142994	15.956493	31.40%	0
2008	20.152532	12.142994	-39.74%	86
2007	20.235659	20.152532	-0.41%	78
2006	18.523315	20.235659	9.24%	265
2005	16.917200	18.523315	9.49%	121
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.501334	20.222074	9.30%	0
2013	14.471277	18.501334	27.85%	0
2012	13.004390	14.471277	11.28%	0
2011	13.252999	13.004390	-1.88%	0
2010	11.974411	13.252999	10.68%	0
2009	9.756608	11.974411	22.73%	3,187
2008	17.095259	9.756608	-42.93%	4,358
2007	16.211278	17.095259	5.45%	4,259
2006	14.623648	16.211278	10.86%	4,501
2005	13.975414	14.623648	4.64%	3,685
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.569670	13.287597	25.71%	0
2013	10.528690	10.569670	0.39%	0
2012	9.319450	10.528690	12.98%	0
2011	8.982112	9.319450	3.76%	0
2010	7.077893	8.982112	26.90%	0
2009	5.548014	7.077893	27.58%	0
2008*	10.000000	5.548014	-44.52%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.623517	12.847860	10.53%	0
2013*	10.000000	11.623517	16.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.065596	9.887717	-1.77%	0
2013	10.286445	10.065596	-2.15%	0
2012	10.165640	10.286445	1.19%	0
2011	10.265736	10.165640	-0.98%	0
2010	10.253900	10.265736	0.12%	2,392
2009	9.793605	10.253900	4.70%	2,392
2008*	10.000000	9.793605	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.674150	14.073141	-10.21%	0
2013	13.351853	15.674150	17.39%	0
2012	11.424689	13.351853	16.87%	0
2011	13.345750	11.424689	-14.39%	0
2010	12.838018	13.345750	3.95%	0
2009*	10.000000	12.838018	28.38%	547
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.688281	9.528055	-1.65%	0
2013	9.850521	9.688281	-1.65%	657
2012	9.634178	9.850521	2.25%	657
2011	9.826937	9.634178	-1.96%	657
2010	9.548473	9.826937	2.92%	657
2009	8.619490	9.548473	10.78%	1,454
2008	10.185777	8.619490	-15.38%	5,322
2007	9.946883	10.185777	2.40%	6,314
2006	9.764882	9.946883	1.86%	6,276
2005	9.846906	9.764882	-0.83%	4,992
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.229191	18.437419	1.14%	0
2013	12.787396	18.229191	42.56%	0
2012	12.021938	12.787396	6.37%	0
2011	12.429924	12.021938	-3.28%	0
2010	10.630901	12.429924	16.92%	0
2009	8.859696	10.630901	19.99%	0
2008	14.975331	8.859696	-40.84%	0
2007	15.243514	14.975331	-1.76%	0
2006	14.815381	15.243514	2.89%	0
2005	14.728616	14.815381	0.59%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	20.807460	22.450916	7.90%	0
2013	15.469188	20.807460	34.51%	0
2012	14.260370	15.469188	8.48%	0
2011	15.051635	14.260370	-5.26%	0
2010	12.533280	15.051635	20.09%	0
2009	9.755869	12.533280	28.47%	0
2008	16.481860	9.755869	-40.81%	2,369
2007	15.670271	16.481860	5.18%	4,252
2006	14.098104	15.670271	11.15%	4,537
2005	13.496185	14.098104	4.46%	3,846

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.330066	27.264351	-0.24%	0
2013	22.016377	27.330066	24.14%	0
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
2010	18.413930	20.826535	13.10%	0
2009	13.517915	18.413930	36.22%	0
2008	23.177337	13.517915	-41.68%	0
2007	22.354371	23.177337	3.68%	0
2006	19.484250	22.354371	14.73%	0
2005	17.474413	19.484250	11.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.869699	9.887998	0.19%	0
2013	10.134090	9.869699	-2.61%	0
2012*	10.000000	10.134090	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.975773	-10.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.894805	21.469810	7.92%	0
2013	15.484398	19.894805	28.48%	159
2012	13.585193	15.484398	13.98%	159
2011	13.941099	13.585193	-2.55%	479
2010	12.313104	13.941099	13.22%	1,503
2009	9.841516	12.313104	25.11%	4,992
2008	16.405148	9.841516	-40.01%	8,244
2007	16.115779	16.405148	1.80%	10,901
2006	14.365531	16.115779	12.18%	10,703
2005	13.897389	14.365531	3.37%	9,318
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.817212	32.543236	9.14%	0
2013	21.691322	29.817212	37.46%	0
2012	18.859282	21.691322	15.02%	0
2011	19.763504	18.859282	-4.58%	0
2010	16.429893	19.763504	20.29%	0
2009	12.279250	16.429893	33.80%	0
2008	20.263408	12.279250	-39.40%	405
2007	21.025158	20.263408	-3.62%	302
2006	18.758181	21.025158	12.09%	341
2005	17.489490	18.758181	7.25%	119
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.329991	10.143479	-1.81%	0
2013	10.556236	10.329991	-2.14%	0
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.096025	9.016243	-0.88%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.496748	11.271891	-1.96%	0
2013	12.588038	11.496748	-8.67%	0
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.134504	10.965417	-1.52%	0
2013	11.417306	11.134504	-2.48%	0
2012	11.045679	11.417306	3.36%	0
2011	11.186479	11.045679	-1.26%	0
2010	10.879769	11.186479	2.82%	0
2009*	10.000000	10.879769	8.80%	223
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.186015	10.371774	1.82%	0
2013	10.638895	10.186015	-4.26%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.413449	18.848558	8.24%	475
2013	13.129697	17.413449	32.63%	475
2012	11.274896	13.129697	16.45%	1,099
2011	12.095334	11.274896	-6.78%	1,129
2010	10.818124	12.095334	11.81%	1,161
2009	8.525513	10.818124	26.89%	1,190
2008	14.227984	8.525513	-40.08%	1,378
2007	15.492983	14.227984	-8.16%	1,431
2006	13.673036	15.492983	13.31%	1,464
2005	13.291895	13.673036	2.87%	1,495
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.058533	16.455696	-8.88%	0
2013	14.424812	18.058533	25.19%	0
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
2010	13.860665	14.907506	7.55%	0
2009	11.377179	13.860665	21.83%	0
2008	20.767014	11.377179	-45.22%	0
2007	19.607144	20.767014	5.92%	0
2006	15.704009	19.607144	24.85%	0
2005	14.317960	15.704009	9.68%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.310377	20.710829	7.25%	0
2013	13.744626	19.310377	40.49%	0
2012	12.310210	13.744626	11.65%	0
2011	15.329282	12.310210	-19.69%	0
2010	12.981831	15.329282	18.08%	0
2009	8.102986	12.981831	60.21%	0
2008	13.165195	8.102986	-38.45%	528
2007	12.765218	13.165195	3.13%	528
2006	12.385068	12.765218	3.07%	528
2005	11.986914	12.385068	3.32%	528
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.299002	27.320924	28.27%	0
2013	14.476417	21.299002	47.13%	0
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.312088	11.894141	5.15%	0
2013	11.640009	11.312088	-2.82%	211
2012	10.906004	11.640009	6.73%	211
2011	10.584401	10.906004	3.04%	287
2010	10.133021	10.584401	4.45%	4,181
2009	9.477206	10.133021	6.92%	5,191
2008	10.827458	9.477206	-12.47%	7,338
2007	10.528615	10.827458	2.84%	8,812
2006	10.399944	10.528615	1.24%	9,028
2005	10.235988	10.399944	1.60%	9,293
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	20.201391	20.317588	0.58%	0
2013	22.649827	20.201391	-10.81%	0
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
2010	17.538657	18.814298	7.27%	0
2009	13.789680	17.538657	27.19%	0
2008	16.592799	13.789680	-16.89%	0
2007	15.956447	16.592799	3.99%	0
2006	14.731199	15.956447	8.32%	0
2005	13.438445	14.731199	9.62%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.451564	8.264425	-20.93%	0
2013	9.673178	10.451564	8.05%	0
2012*	10.000000	9.673178	-3.27%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.326333	8.140860	-21.16%	0
2013	9.577944	10.326333	7.81%	0
2012*	10.000000	9.577944	-4.22%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.571192	21.648910	-4.09%	0
2013	15.369918	22.571192	46.85%	0
2012	14.577196	15.369918	5.44%	0
2011	15.630601	14.577196	-6.74%	0
2010	12.613155	15.630601	23.92%	0
2009	8.453326	12.613155	49.21%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	20.689829	22.091922	6.78%	0
2013	15.733852	20.689829	31.50%	0
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	0
2010	12.026920	13.254416	10.21%	0
2009	10.228659	12.026920	17.58%	0
2008	17.654334	10.228659	-42.06%	0
2007	17.234567	17.654334	2.44%	0
2006	15.078192	17.234567	14.30%	0
2005	14.754015	15.078192	2.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.596212	31.502257	6.44%	17,483
2013	22.009292	29.596212	34.47%	18,452
2012	19.016442	22.009292	15.74%	15,375
2011	21.299863	19.016442	-10.72%	15,865
2010	17.221653	21.299863	23.68%	16,003
2009	12.356226	17.221653	39.38%	11,028
2008	19.684436	12.356226	-37.23%	2,269
2007	19.847239	19.684436	-0.82%	0
2006	17.787053	19.847239	11.58%	0
2005	17.072377	17.787053	4.19%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.237727	12.350787	0.92%	34,095
2013	13.686406	12.237727	-10.58%	36,980
2012	13.045835	13.686406	4.91%	38,280
2011	11.948668	13.045835	9.18%	47,984
2010	11.634318	11.948668	2.70%	50,529
2009	10.804542	11.634318	7.68%	44,904
2008	11.237420	10.804542	-3.85%	27,786
2007	10.505971	11.237420	6.96%	26,826
2006	10.584599	10.505971	-0.74%	27,369
2005	10.666402	10.584599	-0.77%	26,038
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	20.223279	22.194674	9.75%	0
2013	15.277950	20.223279	32.37%	0
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
2010	12.221479	13.595653	11.24%	0
2009	10.621401	12.221479	15.06%	0
2008	16.656567	10.621401	-36.23%	0
2007	17.125135	16.656567	-2.74%	0
2006	15.004311	17.125135	14.13%	0
2005	14.692774	15.004311	2.12%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.922925	21.489920	13.57%	2,051
2013	14.910049	18.922925	26.91%	2,088
2012	13.131046	14.910049	13.55%	2,329
2011	13.553811	13.131046	-3.12%	2,390
2010	11.659979	13.553811	16.24%	1,006
2009	9.194334	11.659979	26.82%	1,039
2008	12.466537	9.194334	-26.25%	651
2007	13.078908	12.466537	-4.68%	2,295
2006	11.133943	13.078908	17.47%	0
2005*	10.000000	11.133943	11.34%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.537944	14.477997	-0.41%	8,327
2013	13.005302	14.537944	11.78%	10,930
2012	12.105642	13.005302	7.43%	9,249
2011	12.858100	12.105642	-5.85%	12,591
2010	11.990240	12.858100	7.24%	16,109
2009*	10.000000	11.990240	19.90%	8,435
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.151691	12.539212	3.19%	6,464
2013*	10.000000	12.151691	21.52%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.815705	8.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.280069	31.098730	2.70%	2,035
2013	22.024979	30.280069	37.48%	2,462
2012	19.478398	22.024979	13.07%	2,716
2011	19.824469	19.478398	-1.75%	11,895
2010	16.125877	19.824469	22.94%	7,235
2009	13.201674	16.125877	22.15%	7,181
2008	19.559767	13.201674	-32.51%	13,098
2007	20.154878	19.559767	-2.95%	4,851
2006	18.029765	20.154878	11.79%	7,363
2005	17.208156	18.029765	4.77%	1,858
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.390977	22.532641	10.50%	16,117
2013	15.846549	20.390977	28.68%	31,305
2012	14.046796	15.846549	12.81%	32,750
2011	14.147538	14.046796	-0.71%	20,197
2010	12.642499	14.147538	11.90%	20,230
2009	10.266291	12.642499	23.15%	3,475
2008	16.765403	10.266291	-38.77%	1,509
2007	16.346335	16.765403	2.56%	1,509
2006	14.521814	16.346335	12.56%	1,715
2005	14.231683	14.521814	2.04%	1,509

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.305656	20.337892	5.35%	13,051
2013	16.354082	19.305656	18.05%	15,649
2012	15.199128	16.354082	7.60%	15,357
2011	14.305876	15.199128	6.24%	41,115
2010	12.727560	14.305876	12.40%	23,488
2009	10.657988	12.727560	19.42%	21,418
2008	15.522995	10.657988	-31.34%	8,910
2007	14.871448	15.522995	4.38%	10,509
2006	13.097671	14.871448	13.54%	11,610
2005	12.874963	13.097671	1.73%	8,270
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.296625	18.111960	-1.01%	0
2013	12.634688	18.296625	44.81%	0
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
2010	10.022295	12.809584	27.81%	0
2009	8.156780	10.022295	22.87%	0
2008	13.417089	8.156780	-39.21%	0
2007	15.481086	13.417089	-13.33%	0
2006	15.305702	15.481086	1.15%	0
2005	14.840344	15.305702	3.14%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.003364	9.829217	-1.74%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.317770	14.766285	-3.60%	0
2013	13.502489	15.317770	13.44%	0
2012	12.561595	13.502489	7.49%	0
2011	13.606268	12.561595	-7.68%	0
2010	12.323344	13.606268	10.41%	0
2009	11.136185	12.323344	10.66%	0
2008	16.206899	11.136185	-31.29%	0
2007	15.131593	16.206899	7.11%	0
2006	13.375795	15.131593	13.13%	0
2005	13.461571	13.375795	-0.64%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.430568	12.571299	1.13%	1,346
2013	12.628441	12.430568	-1.57%	1,203
2012	11.810778	12.628441	6.92%	1,143
2011	11.852145	11.810778	-0.35%	1,381
2010	11.203228	11.852145	5.79%	1,685
2009	9.543325	11.203228	17.39%	1,551
2008	10.566036	9.543325	-9.68%	1,545
2007	10.287329	10.566036	2.71%	11,365
2006	10.131702	10.287329	1.54%	1,470
2005	10.268223	10.131702	-1.33%	1,130

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.765746	14.015498	1.81%	3,565
2013	12.447178	13.765746	10.59%	3,599
2012	11.418286	12.447178	9.01%	1,718
2011	11.736660	11.418286	-2.71%	1,731
2010	10.673684	11.736660	9.96%	0
2009	8.813630	10.673684	21.10%	0
2008	12.055503	8.813630	-26.89%	0
2007	11.382194	12.055503	5.92%	0
2006	10.630924	11.382194	7.07%	0
2005*	10.000000	10.630924	6.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.220412	14.531780	2.19%	29,273
2013	12.587099	14.220412	12.98%	29,617
2012	11.394733	12.587099	10.46%	31,808
2011	11.809038	11.394733	-3.51%	32,232
2010	10.571990	11.809038	11.70%	32,606
2009	8.417740	10.571990	25.59%	3,443
2008	12.821849	8.417740	-34.35%	1,216
2007	11.935664	12.821849	7.42%	1,216
2006	10.935802	11.935664	9.14%	0
2005*	10.000000	10.935802	9.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.818510	15.164390	2.33%	0
2013	12.492711	14.818510	18.62%	0
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	5,756
2010	10.327628	11.693674	13.23%	5,756
2009	8.058275	10.327628	28.16%	0
2008	13.340761	8.058275	-39.60%	0
2007	12.294282	13.340761	8.51%	0
2006	11.142720	12.294282	10.33%	0
2005*	10.000000	11.142720	11.43%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.541012	15.801620	-14.77%	9,922
2013	15.286370	18.541012	21.29%	10,680
2012	14.939807	15.286370	2.32%	13,879
2011	16.129558	14.939807	-7.38%	16,316
2010	13.854785	16.129558	16.42%	17,606
2009	9.609469	13.854785	44.18%	17,835
2008	21.573326	9.609469	-55.46%	14,580
2007	15.163091	21.573326	42.28%	12,217
2006	13.307881	15.163091	13.94%	9,660
2005*	10.000000	13.307881	33.08%	989

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.773112	20.956449	5.98%	13,695
2013	15.832562	19.773112	24.89%	14,483
2012	13.844855	15.832562	14.36%	20,233
2011	14.077935	13.844855	-1.66%	25,964
2010	12.538662	14.077935	12.28%	29,395
2009	9.881046	12.538662	26.90%	25,449
2008	17.686113	9.881046	-44.13%	22,395
2007	17.877300	17.686113	-1.07%	22,687
2006	15.256422	17.877300	17.18%	20,029
2005	14.790610	15.256422	3.15%	12,938
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.786323	22.544793	8.46%	15,638
2013	15.643611	20.786323	32.87%	19,830
2012	13.996775	15.643611	11.77%	26,189
2011	14.330246	13.996775	-2.33%	7,944
2010	11.841618	14.330246	21.02%	36,122
2009	9.471628	11.841618	25.02%	8,786
2008	18.399897	9.471628	-48.52%	10,165
2007	14.870760	18.399897	23.73%	11,409
2006	14.281288	14.870760	4.13%	10,138
2005	13.854142	14.281288	3.08%	5,893
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.379300	12.774041	3.19%	49,279
2013	12.938291	12.379300	-4.32%	40,983
2012	12.540861	12.938291	3.17%	36,937
2011	11.991605	12.540861	4.58%	46,328
2010	11.412454	11.991605	5.07%	50,496
2009	10.116151	11.412454	12.81%	44,991
2008	10.725576	10.116151	-5.68%	29,903
2007	10.548602	10.725576	1.68%	56,577
2006	10.367395	10.548602	1.75%	16,288
2005	10.413473	10.367395	-0.44%	6,642
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.393887	33.557717	3.59%	21,979
2013	24.402823	32.393887	32.75%	23,250
2012	21.803479	24.402823	11.92%	26,302
2011	25.032679	21.803479	-12.90%	27,512
2010	19.927699	25.032679	25.62%	35,285
2009	14.594916	19.927699	36.54%	27,169
2008	24.736512	14.594916	-41.00%	14,242
2007	21.954539	24.736512	12.67%	11,214
2006	19.990528	21.954539	9.82%	7,081
2005	17.336262	19.990528	15.31%	3,049

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	22.323518	20.000392	-10.41%	0
2013	17.553431	22.323518	27.17%	0
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
2010	16.765403	18.481626	10.24%	0
2009	13.595396	16.765403	23.32%	0
2008	24.832533	13.595396	-45.25%	0
2007	21.716874	24.832533	14.35%	0
2006	18.872516	21.716874	15.07%	0
2005	16.261101	18.872516	16.06%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	27.171551	28.275559	4.06%	406
2013	21.362702	27.171551	27.19%	298
2012	17.209115	21.362702	24.14%	298
2011	19.363613	17.209115	-11.13%	388
2010	15.687288	19.363613	23.44%	90
2009	10.217220	15.687288	53.54%	90
2008	21.469174	10.217220	-52.41%	90
2007	20.843249	21.469174	3.00%	90
2006	18.388802	20.843249	13.35%	90
2005	18.374502	18.388802	0.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	348
2011	8.983478	8.641912	-3.80%	360
2010	8.339673	8.983478	7.72%	8,891
2009	6.553439	8.339673	27.26%	6,085
2008*	10.000000	6.553439	-34.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.750694	14.054530	2.21%	20,968
2013	12.352259	13.750694	11.32%	23,718
2012	11.223660	12.352259	10.06%	16,032
2011	11.219787	11.223660	0.03%	7,266
2010	10.192119	11.219787	10.08%	7,229
2009	7.693418	10.192119	32.48%	6,457
2008	11.194646	7.693418	-31.28%	5,643
2007	11.044680	11.194646	1.36%	6,229
2006*	10.000000	11.044680	10.45%	2,064

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	21.547662	22.888464	6.22%	2,121
2013	17.005805	21.547662	26.71%	3,764
2012	15.547346	17.005805	9.38%	16,866
2011	15.011971	15.547346	3.57%	25,163
2010	12.735864	15.011971	17.87%	28,735
2009	11.108969	12.735864	14.64%	30,236
2008	15.597923	11.108969	-28.78%	30,146
2007	16.408204	15.597923	-4.94%	31,920
2006	14.338212	16.408204	14.44%	32,199
2005	14.188607	14.338212	1.05%	32,983
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.989828	29.467188	-1.74%	7,452
2013	22.530691	29.989828	33.11%	7,567
2012	19.480253	22.530691	15.66%	8,871
2011	20.717010	19.480253	-5.97%	10,673
2010	16.537081	20.717010	25.28%	11,227
2009	13.105461	16.537081	26.18%	15,318
2008	20.026926	13.105461	-34.56%	11,854
2007	21.000927	20.026926	-4.64%	9,942
2006	18.373806	21.000927	14.30%	15,836
2005	17.289265	18.373806	6.27%	6,028
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.283081	-7.17%	7,220
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	22.818099	19.811405	-13.18%	7,064
2013	18.992319	22.818099	20.14%	0
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
2010	17.780013	18.831763	5.92%	0
2009	13.279480	17.780013	33.89%	0
2008	22.798165	13.279480	-41.75%	0
2007	20.213295	22.798165	12.79%	0
2006	17.034584	20.213295	18.66%	0
2005	15.825148	17.034584	7.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.687601	9.638269	-0.51%	3,386
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.841309	10.062981	2.25%	0
2013*	10.000000	9.841309	-1.59%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.903281	10.851809	-8.83%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.847611	16.120299	-4.32%	10,412
2013	13.071535	16.847611	28.89%	10,832
2012	10.911116	13.071535	19.80%	12,509
2011	11.270121	10.911116	-3.19%	777
2010*	10.000000	11.270121	12.70%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.083835	13.827096	5.68%	550
2013	9.579480	13.083835	36.58%	550
2012*	10.000000	9.579480	-4.21%	686
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.414676	12.634847	1.77%	18,194
2013	9.891327	12.414676	25.51%	8,008
2012*	10.000000	9.891327	-1.09%	8,008
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.910444	13.583654	5.21%	6,434
2013	9.673405	12.910444	33.46%	9,562
2012*	10.000000	9.673405	-3.27%	11,859
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.142931	14.941114	-7.44%	11,038
2013	13.204300	16.142931	22.26%	11,175
2012	11.341055	13.204300	16.43%	11,380
2011	12.508963	11.341055	-9.34%	11,868
2010	11.781172	12.508963	6.18%	13,653
2009*	10.000000	11.781172	17.81%	8,073
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.596963	11.546047	-0.44%	119
2013	10.742066	11.596963	7.96%	8,815
2012*	10.000000	10.742066	7.42%	15,064
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.695006	13.379067	5.39%	0
2013	9.999936	12.695006	26.95%	11,731
2012*	10.000000	9.999936	0.00%	13,020

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	20.209679	21.371531	5.75%	0
2013	17.266124	20.209679	17.05%	0
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	0
2010	14.901852	15.741438	5.63%	0
2009	12.145432	14.901852	22.70%	0
2008	14.810019	12.145432	-17.99%	0
2007	13.746388	14.810019	7.74%	0
2006	12.742004	13.746388	7.88%	0
2005	12.113119	12.742004	5.19%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.360125	26.874908	5.97%	7,114
2013	19.831652	25.360125	27.88%	13,167
2012	16.389240	19.831652	21.00%	14,009
2011	18.025613	16.389240	-9.08%	9,126
2010	17.327037	18.025613	4.03%	13,316
2009	12.145867	17.327037	42.66%	5,936
2008	22.324473	12.145867	-45.59%	7,536
2007	16.725332	22.324473	33.48%	2,934
2006	15.687863	16.725332	6.61%	2,563
2005	14.264830	15.687863	9.98%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.084716	13.978786	6.83%	684
2013	9.891772	13.084716	32.28%	722
2012*	10.000000	9.891772	-1.08%	512
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.168507	26.766165	-14.12%	3,253
2013	27.915345	31.168507	11.65%	2,939
2012	25.246530	27.915345	10.57%	2,884
2011	38.190662	25.246530	-33.89%	0
2010	31.266522	38.190662	22.15%	0
2009	17.871206	31.266522	74.95%	0
2008	38.293639	17.871206	-53.33%	0
2007	30.620244	38.293639	25.06%	0
2006	21.372724	30.620244	43.27%	0
2005	16.578769	21.372724	28.92%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.776041	9.108217	-6.83%	9,920
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.016405	12.667618	-9.62%	256
2013	10.158827	14.016405	37.97%	9,225
2012*	10.000000	10.158827	1.59%	10,610

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.426074	25.222353	7.67%	27,378
2013	17.682848	23.426074	32.48%	21,547
2012	15.619350	17.682848	13.21%	21,777
2011	16.061210	15.619350	-2.75%	27,527
2010	14.781145	16.061210	8.66%	28,756
2009	12.355204	14.781145	19.63%	25,540
2008	18.803264	12.355204	-34.29%	13,029
2007	17.889816	18.803264	5.11%	13,976
2006	15.194031	17.889816	17.74%	9,431
2005	14.606086	15.194031	4.03%	2,118
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.472182	14.299475	-1.19%	25,840
2013	11.605534	14.472182	24.70%	25,135
2012	10.246878	11.605534	13.26%	15,203
2011	10.677419	10.246878	-4.03%	6,071
2010*	10.000000	10.677419	6.77%	815
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.675181	13.751048	8.49%	0
2013	10.025097	12.675181	26.43%	0
2012	9.018805	10.025097	11.16%	12,860
2011*	10.000000	9.018805	-9.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.293268	21.290168	10.35%	25,124
2013	14.997245	19.293268	28.65%	30,564
2012	13.413445	14.997245	11.81%	30,929
2011	13.662112	13.413445	-1.82%	31,803
2010	12.358219	13.662112	10.55%	35,099
2009*	10.000000	12.358219	23.58%	10,782
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.103534	13.441022	2.58%	219,442
2013	10.878792	13.103534	20.45%	247,946
2012	9.623060	10.878792	13.05%	195,855
2011	9.758453	9.623060	-1.39%	184,562
2010	8.916511	9.758453	9.44%	205,552
2009	7.394927	8.916511	20.58%	100,653
2008	10.778659	7.394927	-31.39%	41,194
2007	10.395373	10.778659	3.69%	39,032
2006*	10.000000	10.395373	3.95%	21,097

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.517076	10.786745	2.56%	75,634
2013	11.049063	10.517076	-4.81%	73,386
2012	10.774671	11.049063	2.55%	49,264
2011	10.430566	10.774671	3.30%	47,582
2010	10.072682	10.430566	3.55%	56,791
2009	9.192839	10.072682	9.57%	27,687
2008	10.439925	9.192839	-11.95%	8,755
2007	10.377569	10.439925	0.60%	4,113
2006*	10.000000	10.377569	3.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.288769	14.216354	-0.51%	23,019
2013	11.368798	14.288769	25.68%	17,986
2012	9.531758	11.368798	19.27%	20,142
2011	10.757205	9.531758	-11.39%	21,393
2010	9.892359	10.757205	8.74%	22,632
2009	7.150385	9.892359	38.35%	18,622
2008	11.927430	7.150385	-40.05%	11,583
2007	10.676121	11.927430	11.72%	9,277
2006*	10.000000	10.676121	6.76%	8,460
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.875954	13.594589	5.58%	43,740
2013	10.168096	12.875954	26.63%	41,780
2012	8.865280	10.168096	14.70%	48,454
2011	9.519878	8.865280	-6.88%	56,585
2010	8.243944	9.519878	15.48%	63,388
2009	6.080041	8.243944	35.59%	61,314
2008	11.155936	6.080041	-45.50%	39,128
2007	10.205698	11.155936	9.31%	34,966
2006*	10.000000	10.205698	2.06%	17,311
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.578662	12.469336	7.69%	119,783
2013	8.912717	11.578662	29.91%	112,564
2012	7.793253	8.912717	14.36%	100,363
2011	8.158742	7.793253	-4.48%	112,200
2010	7.524809	8.158742	8.42%	123,701
2009	5.893277	7.524809	27.68%	85,611
2008	9.739606	5.893277	-39.49%	29,413
2007*	10.000000	9.739606	-2.60%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.284617	18.319658	0.19%	1,989
2013	17.478877	18.284617	4.61%	0
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0
2010	13.927132	15.396839	10.55%	180
2009	9.763592	13.927132	42.64%	180
2008	13.878013	9.763592	-29.65%	180
2007	13.774706	13.878013	0.75%	180
2006	12.746458	13.774706	8.07%	180
2005	12.742365	12.746458	0.03%	457
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.280109	22.646487	6.42%	22,306
2013	16.098128	21.280109	32.19%	12,853
2012	13.944169	16.098128	15.45%	23,658
2011	14.645164	13.944169	-4.79%	29,054
2010	12.984174	14.645164	12.79%	29,906
2009	10.360937	12.984174	25.32%	29,575
2008	16.892731	10.360937	-38.67%	31,120
2007	17.755498	16.892731	-4.86%	42,965
2006	15.725424	17.755498	12.91%	36,809
2005	15.482762	15.725424	1.57%	24,217
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.812024	12.297300	4.11%	16,697
2013	8.423100	11.812024	40.23%	18,375
2012	7.379479	8.423100	14.14%	19,017
2011	8.549414	7.379479	-13.68%	20,729
2010	7.583732	8.549414	12.73%	21,912
2009	5.074574	7.583732	49.45%	21,107
2008*	10.000000	5.074574	-49.25%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.107685	14.152121	7.97%	13,506
2013	9.683031	13.107685	35.37%	15,011
2012	8.898556	9.683031	8.82%	15,555
2011	9.415105	8.898556	-5.49%	16,776
2010	7.798987	9.415105	20.72%	16,690
2009	6.081035	7.798987	28.25%	23,219
2008*	10.000000	6.081035	-39.19%	27,120
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.753265	11.999294	2.09%	4,803
2013	9.291209	11.753265	26.50%	4,803
2012	8.187826	9.291209	13.48%	4,803
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	382
2008*	10.000000	6.313982	-36.86%	1,520

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.636713	11.857644	1.90%	67,194
2013	10.388000	11.636713	12.02%	65,373
2012	9.574146	10.388000	8.50%	60,577
2011	9.932656	9.574146	-3.61%	119,380
2010	9.208171	9.932656	7.87%	64,591
2009	7.865828	9.208171	17.07%	41,548
2008*	10.000000	7.865828	-21.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.813692	12.084148	2.29%	376,475
2013	9.972903	11.813692	18.46%	376,682
2012	8.982727	9.972903	11.02%	392,661
2011	9.522066	8.982727	-5.66%	521,288
2010	8.671740	9.522066	9.81%	502,345
2009	7.148507	8.671740	21.31%	406,609
2008*	10.000000	7.148507	-28.51%	140,822
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.072718	11.178998	0.96%	23,236
2013	10.800604	11.072718	2.52%	19,006
2012	10.284299	10.800604	5.02%	40,552
2011	10.379376	10.284299	-0.92%	48,337
2010	9.947199	10.379376	4.34%	42,716
2009	9.008401	9.947199	10.42%	557
2008*	10.000000	9.008401	-9.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.752440	10.742558	-0.09%	0
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.890029	10.747369	-1.31%	20,496
2013*	10.000000	10.890029	8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.729330	11.983267	2.16%	235,822
2013	10.190928	11.729330	15.10%	261,030
2012	9.283067	10.190928	9.78%	278,625
2011	9.728060	9.283067	-4.57%	300,821
2010	8.940378	9.728060	8.81%	303,689
2009	7.503919	8.940378	19.14%	120,546
2008*	10.000000	7.503919	-24.96%	7,180

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.764943	12.018682	2.16%	142,233
2013	9.689509	11.764943	21.42%	142,836
2012	8.655633	9.689509	11.94%	147,075
2011	9.293142	8.655633	-6.86%	116,046
2010	8.394383	9.293142	10.71%	103,496
2009	6.787876	8.394383	23.67%	61,973
2008*	10.000000	6.787876	-32.12%	53,830
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.494427	11.688490	1.69%	42,833
2013	10.576351	11.494427	8.68%	43,220
2012	9.837830	10.576351	7.51%	52,873
2011	10.096214	9.837830	-2.56%	55,213
2010	9.477613	10.096214	6.53%	56,067
2009	8.243260	9.477613	14.97%	52,953
2008*	10.000000	8.243260	-17.57%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.270571	11.526562	2.27%	6,215
2013	11.786815	11.270571	-4.38%	7,158
2012	11.225019	11.786815	5.00%	6,597
2011	10.813910	11.225019	3.80%	7,578
2010	10.365838	10.813910	4.32%	7,226
2009	9.770424	10.365838	6.09%	6,572
2008*	10.000000	9.770424	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.189741	12.490763	2.47%	19,603
2013	12.737701	12.189741	-4.30%	20,311
2012	12.171912	12.737701	4.65%	17,926
2011	11.747246	12.171912	3.62%	16,409
2010	11.121340	11.747246	5.63%	15,573
2009	9.776210	11.121340	13.76%	12,059
2008*	10.000000	9.776210	-2.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.967920	27.600690	-7.90%	4,028
2013	30.542482	29.967920	-1.88%	0
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0
2010	31.202039	35.336122	13.25%	0
2009	19.582226	31.202039	59.34%	0
2008	47.645783	19.582226	-58.90%	0
2007	33.591997	47.645783	41.84%	0
2006	25.221251	33.591997	33.19%	0
2005	19.506334	25.221251	29.30%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.494837	11.743590	2.16%	18,865
2013	12.262795	11.494837	-6.26%	19,567
2012	12.179887	12.262795	0.68%	19,638
2011	11.622557	12.179887	4.80%	19,046
2010	11.353241	11.622557	2.37%	14,959
2009	11.316250	11.353241	0.33%	22,665
2008	10.752526	11.316250	5.24%	24,671
2007	10.271709	10.752526	4.68%	94,454
2006	10.172939	10.271709	0.97%	12,621
2005	10.082699	10.172939	0.89%	3,085
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.609305	8.350721	-3.00%	22,878
2013	7.495499	8.609305	14.86%	23,126
2012	6.658488	7.495499	12.57%	22,989
2011	7.572217	6.658488	-12.07%	31,274
2010	6.858499	7.572217	10.41%	21,336
2009	5.422874	6.858499	26.47%	7,895
2008*	10.000000	5.422874	-45.77%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	146
2011	8.455900	7.200089	-14.85%	146
2010	8.058595	8.455900	4.93%	644
2009	6.413474	8.058595	25.65%	701
2008	11.535449	6.413474	-44.40%	701
2007	10.794987	11.535449	6.86%	2,209
2006*	10.000000	10.794987	7.95%	3,750
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.493317	22.045835	2.57%	77,494
2013	17.288425	21.493317	24.32%	48,806
2012	15.268197	17.288425	13.23%	77,716
2011	16.266448	15.268197	-6.14%	72,198
2010	14.524317	16.266448	11.99%	74,995
2009	11.686794	14.524317	24.28%	69,466
2008	18.940954	11.686794	-38.30%	65,023
2007	18.299007	18.940954	3.51%	65,033
2006	16.025349	18.299007	14.19%	37,801
2005	15.196187	16.025349	5.46%	3,655
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.353336	14.666217	2.18%	21,502
2013	12.952442	14.353336	10.82%	9,661
2012	12.120454	12.952442	6.86%	9,762
2011	12.296361	12.120454	-1.43%	9,974
2010	11.460873	12.296361	7.29%	10,188
2009*	10.000000	11.460873	14.61%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.298607	16.753676	2.79%	52,712
2013	13.960620	16.298607	16.75%	53,371
2012	12.730542	13.960620	9.66%	47,595
2011	13.152685	12.730542	-3.21%	50,142
2010	12.016478	13.152685	9.46%	50,685
2009*	10.000000	12.016478	20.16%	7,055
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.599630	12.788741	1.50%	49,714
2013	12.301846	12.599630	2.42%	53,490
2012	11.972516	12.301846	2.75%	87,114
2011	11.904769	11.972516	0.57%	50,995
2010	11.506906	11.904769	3.46%	38,226
2009	10.796914	11.506906	6.58%	17,613
2008	11.759376	10.796914	-8.18%	0
2007	11.423014	11.759376	2.94%	0
2006	11.012370	11.423014	3.73%	0
2005	10.910111	11.012370	0.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.127076	17.600125	2.76%	86,360
2013	15.030908	17.127076	13.95%	120,865
2012	13.884408	15.030908	8.26%	128,684
2011	14.216316	13.884408	-2.33%	135,739
2010	13.119027	14.216316	8.36%	211,782
2009	11.271078	13.119027	16.40%	163,111
2008	15.020895	11.271078	-24.96%	72,194
2007	14.552819	15.020895	3.22%	136,162
2006	13.375868	14.552819	8.80%	73,889
2005	12.995346	13.375868	2.93%	30,935
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.685183	20.185772	2.54%	63,467
2013	16.464155	19.685183	19.56%	70,047
2012	14.814165	16.464155	11.14%	72,630
2011	15.491667	14.814165	-4.37%	76,452
2010	14.052561	15.491667	10.24%	84,847
2009	11.562898	14.052561	21.53%	90,659
2008	17.250735	11.562898	-32.97%	80,366
2007	16.635903	17.250735	3.70%	83,193
2006	14.864940	16.635903	11.91%	68,774
2005	14.208967	14.864940	4.62%	58,191

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.914797	15.262382	2.33%	37,377
2013	13.815906	14.914797	7.95%	43,814
2012	13.089553	13.815906	5.55%	52,999
2011	13.126252	13.089553	-0.28%	54,099
2010	12.380722	13.126252	6.02%	75,826
2009	11.061455	12.380722	11.93%	52,219
2008	13.326911	11.061455	-17.00%	18,795
2007	12.887234	13.326911	3.41%	44,863
2006	12.165117	12.887234	5.94%	31,788
2005	11.916137	12.165117	2.09%	26,865
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.973956	21.185453	6.07%	20,351
2013	15.000801	19.973956	33.15%	31,035
2012	12.966115	15.000801	15.69%	40,875
2011	13.610303	12.966115	-4.73%	43,061
2010	12.837189	13.610303	6.02%	49,566
2009*	10.000000	12.837189	28.37%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.872720	30.865983	6.90%	1,896
2013	22.211558	28.872720	29.99%	2,148
2012	19.353925	22.211558	14.77%	2,722
2011	20.325826	19.353925	-4.78%	14,830
2010	16.484590	20.325826	23.30%	10,821
2009	12.337819	16.484590	33.61%	10,946
2008	19.876563	12.337819	-37.93%	15,091
2007	18.917010	19.876563	5.07%	12,852
2006	17.618761	18.917010	7.37%	13,913
2005	16.085989	17.618761	9.53%	2,996
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.028432	8.820785	-2.30%	132,315
2013	9.240975	9.028432	-2.30%	165,819
2012	9.459122	9.240975	-2.31%	95,888
2011	9.681179	9.459122	-2.29%	88,516
2010	9.909073	9.681179	-2.30%	109,239
2009	10.138094	9.909073	-2.26%	89,343
2008	10.167942	10.138094	-0.29%	125,689
2007	9.932596	10.167942	2.37%	50,234
2006	9.725197	9.932596	2.13%	1,852
2005	9.694844	9.725197	0.31%	3,671

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.675061	13.879403	1.49%	34,878
2013	14.156194	13.675061	-3.40%	26,298
2012	12.908919	14.156194	9.66%	23,223
2011	12.517550	12.908919	3.13%	8,299
2010	11.585507	12.517550	8.04%	10,632
2009	9.533781	11.585507	21.52%	6,531
2008	11.798369	9.533781	-19.19%	1,356
2007	11.543724	11.798369	2.21%	10,174
2006	11.269480	11.543724	2.43%	1,908
2005	11.287951	11.269480	-0.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.510044	10.129433	-3.62%	18,412
2013	8.884716	10.510044	18.29%	18,773
2012	7.872503	8.884716	12.86%	18,074
2011	8.915532	7.872503	-11.70%	18,028
2010	8.018277	8.915532	11.19%	17,436
2009	6.029803	8.018277	32.98%	23,971
2008*	10.000000	6.029803	-39.70%	25,635
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.898567	14.029631	-11.76%	18,359
2013	13.442991	15.898567	18.27%	0
2012	11.755995	13.442991	14.35%	0
2011	14.395253	11.755995	-18.33%	0
2010	13.913691	14.395253	3.46%	0
2009	10.996427	13.913691	26.53%	0
2008	21.030912	10.996427	-47.71%	0
2007	20.961096	21.030912	0.33%	0
2006	17.526693	20.961096	19.60%	0
2005	16.046770	17.526693	9.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.566157	13.523072	7.62%	22,799
2013	9.568821	12.566157	31.32%	24,592
2012	8.433406	9.568821	13.46%	21,895
2011	8.919870	8.433406	-5.45%	34,443
2010	7.914192	8.919870	12.71%	36,679
2009	6.262350	7.914192	26.38%	17,397
2008*	10.000000	6.262350	-37.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.918075	12.836678	7.71%	15,117
2013	9.034083	11.918075	31.92%	15,085
2012	7.863867	9.034083	14.88%	11,143
2011	8.570841	7.863867	-8.25%	27,162
2010	7.780740	8.570841	10.15%	26,905
2009	6.250529	7.780740	24.48%	16,164
2008*	10.000000	6.250529	-37.49%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.370464	13.548800	1.33%	11,996
2013	9.873347	13.370464	35.42%	13,211
2012	8.815361	9.873347	12.00%	14,540
2011	9.442793	8.815361	-6.64%	27,406
2010	7.642125	9.442793	23.56%	28,770
2009	6.173291	7.642125	23.79%	34,282
2008*	10.000000	6.173291	-38.27%	8,622
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.254428	16.296941	14.33%	17,557
2013	10.753292	14.254428	32.56%	18,627
2012	9.460613	10.753292	13.66%	17,027
2011	9.913010	9.460613	-4.56%	18,309
2010	8.481138	9.913010	16.88%	19,369
2009	6.653502	8.481138	27.47%	23,706
2008*	10.000000	6.653502	-33.46%	18,712
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.433844	20.470546	0.18%	2,982
2013	14.528970	20.433844	40.64%	2,975
2012	13.150073	14.528970	10.49%	3,163
2011	13.575955	13.150073	-3.14%	656
2010	11.106900	13.575955	22.23%	680
2009	8.938350	11.106900	24.26%	680
2008	17.113159	8.938350	-47.77%	564
2007	15.998343	17.113159	6.97%	355
2006	15.899389	15.998343	0.62%	1,118
2005	15.104108	15.899389	5.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.517377	30.789469	4.31%	2,967
2013	21.576135	29.517377	36.81%	3,589
2012	18.357664	21.576135	17.53%	4,069
2011	19.872760	18.357664	-7.62%	4,283
2010	16.082411	19.872760	23.57%	4,726
2009	13.078860	16.082411	22.96%	7,321
2008	19.774663	13.078860	-33.86%	8,061
2007	21.820354	19.774663	-9.38%	3,487
2006	19.071913	21.820354	14.41%	7,122
2005	18.991325	19.071913	0.42%	1,713

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.622459	27.137101	-1.76%	2,660
2013	20.115307	27.622459	37.32%	3,379
2012	17.869057	20.115307	12.57%	4,360
2011	19.415660	17.869057	-7.97%	7,476
2010	15.900436	19.415660	22.11%	15,293
2009	12.106536	15.900436	31.34%	8,098
2008	20.102337	12.106536	-39.78%	12,201
2007	20.195647	20.102337	-0.46%	9,436
2006	18.496109	20.195647	9.19%	10,773
2005	16.900974	18.496109	9.44%	5,170
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.398691	20.099590	9.24%	8,579
2013	14.398350	18.398691	27.78%	9,602
2012	12.945487	14.398350	11.22%	9,343
2011	13.199707	12.945487	-1.93%	10,341
2010	11.932366	13.199707	10.62%	11,059
2009	9.727310	11.932366	22.67%	15,789
2008	17.052689	9.727310	-42.96%	19,415
2007	16.179237	17.052689	5.40%	23,716
2006	14.602188	16.179237	10.80%	13,564
2005	13.962018	14.602188	4.59%	1,167
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.539067	13.242372	25.65%	17,713
2013	10.503576	10.539067	0.34%	20,384
2012	9.301977	10.503576	12.92%	24,718
2011	8.969846	9.301977	3.70%	25,782
2010	7.071839	8.969846	26.84%	27,584
2009	5.546102	7.071839	27.51%	28,982
2008*	10.000000	5.546102	-44.54%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.619549	12.836900	10.48%	7,724
2013*	10.000000	11.619549	16.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.036467	9.854059	-1.82%	10,000
2013	10.261925	10.036467	-2.20%	11,248
2012	10.146606	10.261925	1.14%	11,429
2011	10.251736	10.146606	-1.03%	8,689
2010	10.245163	10.251736	0.06%	9,081
2009	9.790268	10.245163	4.65%	7,684
2008*	10.000000	9.790268	-2.10%	1,033
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.636773	14.032396	-10.26%	33,610
2013	13.326827	15.636773	17.33%	31,268
2012	11.409125	13.326827	16.81%	30,391
2011	13.334389	11.409125	-14.44%	25,728
2010	12.833644	13.334389	3.90%	23,215
2009*	10.000000	12.833644	28.34%	27,021
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.634507	9.470324	-1.70%	36,772
2013	9.800872	9.634507	-1.70%	39,781
2012	9.590532	9.800872	2.19%	40,503
2011	9.787414	9.590532	-2.01%	45,668
2010	9.514932	9.787414	2.86%	50,549
2009	8.593607	9.514932	10.72%	50,145
2008	10.160396	8.593607	-15.42%	18,564
2007	9.927203	10.160396	2.35%	36,230
2006	9.750532	9.927203	1.81%	14,248
2005	9.837446	9.750532	-0.88%	5,345
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.128049	18.325730	1.09%	6,388
2013	12.722947	18.128049	42.48%	6,388
2012	11.967477	12.722947	6.31%	6,665
2011	12.379929	11.967477	-3.33%	795
2010	10.593558	12.379929	16.86%	649
2009	8.833096	10.593558	19.93%	718
2008	14.938033	8.833096	-40.87%	925
2007	15.213377	14.938033	-1.81%	1,053
2006	14.793639	15.213377	2.84%	992
2005	14.714497	14.793639	0.54%	982
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	20.694220	22.317311	7.84%	3,832
2013	15.392869	20.694220	34.44%	3,923
2012	14.197303	15.392869	8.42%	3,786
2011	14.992720	14.197303	-5.31%	3,719
2010	12.490608	14.992720	20.03%	2,653
2009	9.727621	12.490608	28.40%	3,735
2008	16.442567	9.727621	-40.84%	3,504
2007	15.640952	16.442567	5.13%	31,465
2006	14.078903	15.640952	11.09%	18,666
2005	13.484673	14.078903	4.41%	3,564

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.178412	27.099198	-0.29%	4,908
2013	21.905402	27.178412	24.07%	0
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
2010	18.349276	20.742794	13.04%	0
2009	13.477338	18.349276	36.15%	0
2008	23.119610	13.477338	-41.71%	0
2007	22.310173	23.119610	3.63%	0
2006	19.455643	22.310173	14.67%	0
2005	17.457662	19.455643	11.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.863748	9.876983	0.13%	0
2013	10.133155	9.863748	-2.66%	0
2012*	10.000000	10.133155	1.33%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.972701	-10.27%	14,218
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.784433	21.339780	7.86%	8,573
2013	15.406366	19.784433	28.42%	26,972
2012	13.523659	15.406366	13.92%	27,920
2011	13.885036	13.523659	-2.60%	13,984
2010	12.269861	13.885036	13.16%	14,116
2009	9.811972	12.269861	25.05%	18,327
2008	16.364280	9.811972	-40.04%	19,339
2007	16.083909	16.364280	1.74%	24,332
2006	14.344443	16.083909	12.13%	17,418
2005	13.884059	14.344443	3.32%	1,116
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.651819	32.346173	9.09%	2,802
2013	21.582024	29.651819	37.39%	6,520
2012	18.773867	21.582024	14.96%	7,112
2011	19.684041	18.773867	-4.62%	3,374
2010	16.372203	19.684041	20.23%	4,086
2009	12.242398	16.372203	33.73%	4,554
2008	20.212960	12.242398	-39.43%	8,374
2007	20.983612	20.212960	-3.67%	8,212
2006	18.730671	20.983612	12.03%	8,601
2005	17.472746	18.730671	7.20%	36
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	2,715
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.092908	9.008555	-0.93%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	482
2012	12.221538	12.564421	2.81%	482
2011	11.537443	12.221538	5.93%	482
2010	10.797116	11.537443	6.86%	482
2009*	10.000000	10.797116	7.97%	482
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.107934	10.933666	-1.57%	53,768
2013	11.395900	11.107934	-2.53%	46,466
2012	11.030626	11.395900	3.31%	42,603
2011	11.176939	11.030626	-1.31%	28,035
2010	10.876049	11.176939	2.77%	32,012
2009*	10.000000	10.876049	8.76%	22,392
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.172145	10.352363	1.77%	74
2013	10.629848	10.172145	-4.31%	23,135
2012	9.936712	10.629848	6.98%	19,632
2011*	10.000000	9.936712	-0.63%	416
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.318696	18.736412	8.19%	0
2013	13.064932	17.318696	32.56%	0
2012	11.225036	13.064932	16.39%	0
2011	12.047990	11.225036	-6.83%	0
2010	10.781286	12.047990	11.75%	0
2009	8.500834	10.781286	26.83%	0
2008	14.194062	8.500834	-40.11%	0
2007	15.464005	14.194062	-8.21%	0
2006	13.654420	15.464005	13.25%	0
2005	13.280570	13.654420	2.82%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	17.960197	16.357719	-8.92%	0
2013	14.353597	17.960197	25.13%	0
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
2010	13.813432	14.849104	7.50%	0
2009	11.344216	13.813432	21.77%	0
2008	20.717476	11.344216	-45.24%	0
2007	19.570440	20.717476	5.86%	0
2006	15.682599	19.570440	24.79%	0
2005	14.305748	15.682599	9.62%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.205274	20.587561	7.20%	0
2013	13.676809	19.205274	40.42%	0
2012	12.255760	13.676809	11.59%	0
2011	15.269272	12.255760	-19.74%	0
2010	12.937627	15.269272	18.02%	0
2009	8.079521	12.937627	60.13%	0
2008	13.133811	8.079521	-38.48%	0
2007	12.741344	13.133811	3.08%	0
2006	12.368215	12.741344	3.02%	0
2005	11.976695	12.368215	3.27%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.259170	27.255890	28.21%	2,696
2013	14.456733	21.259170	47.05%	5,812
2012	11.296020	14.456733	27.98%	4,778
2011	10.473605	11.296020	7.85%	229
2010*	10.000000	10.473605	4.74%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.250491	11.823328	5.09%	6,362
2013	11.582562	11.250491	-2.87%	6,556
2012	10.857736	11.582562	6.68%	6,018
2011	10.542938	10.857736	2.99%	5,961
2010	10.098488	10.542938	4.40%	9,664
2009	9.449749	10.098488	6.87%	9,626
2008	10.801613	9.449749	-12.52%	15,705
2007	10.508882	10.801613	2.79%	37,117
2006	10.385759	10.508882	1.19%	13,289
2005	10.227246	10.385759	1.55%	1,194
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	20.088065	20.193268	0.52%	0
2013	22.534290	20.088065	-10.86%	0
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
2010	17.475981	18.737473	7.22%	0
2009	13.747430	17.475981	27.12%	0
2008	16.550435	13.747430	-16.94%	0
2007	15.923891	16.550435	3.93%	0
2006	14.708653	15.923891	8.26%	0
2005	13.424716	14.708653	9.56%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.442632	8.253123	-20.97%	338
2013	9.669858	10.442632	7.99%	368
2012*	10.000000	9.669858	-3.30%	401

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.317543	8.129764	-21.20%	4,236
2013	9.574679	10.317543	7.76%	4,257
2012*	10.000000	9.574679	-4.25%	4,280
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.466058	21.537047	-4.14%	12,452
2013	15.306144	22.466058	46.78%	8,391
2012	14.524156	15.306144	5.38%	9,869
2011	15.581694	14.524156	-6.79%	11,374
2010	12.580117	15.581694	23.86%	10,975
2009	8.435497	12.580117	49.13%	9,448

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.020029	11.213764	1.76%	0
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	20.574932	21.958004	6.72%	0
2013	15.654492	20.574932	31.43%	0
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
2010	11.984654	13.201085	10.15%	0
2009	10.197941	11.984654	17.52%	0
2008	17.610360	10.197941	-42.09%	178
2007	17.200484	17.610360	2.38%	178
2006	15.056052	17.200484	14.24%	178
2005	14.739868	15.056052	2.15%	178
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.431927	31.311360	6.39%	331
2013	21.898322	29.431927	34.40%	1,247
2012	18.930268	21.898322	15.68%	3,617
2011	21.214186	18.930268	-10.77%	9,087
2010	17.161136	21.214186	23.62%	7,921
2009	12.319109	17.161136	39.31%	3,671
2008	19.635378	12.319109	-37.26%	3,443
2007	19.807979	19.635378	-0.87%	0
2006	17.760940	19.807979	11.53%	0
2005	17.056004	17.760940	4.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.169016	12.275156	0.87%	1,460
2013	13.616534	12.169016	-10.63%	8,741
2012	12.985892	13.616534	4.86%	44,569
2011	11.899828	12.985892	9.13%	64,140
2010	11.592697	11.899828	2.65%	67,238
2009	10.771404	11.592697	7.62%	49,281
2008	11.208694	10.771404	-3.90%	48,452
2007	10.484510	11.208694	6.91%	5,832
2006	10.568371	10.484510	-0.79%	2,645
2005	10.655487	10.568371	-0.82%	2,479
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	20.110998	22.060153	9.69%	0
2013	15.200904	20.110998	32.30%	0
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
2010	12.178528	13.540946	11.19%	0
2009	10.589505	12.178528	15.01%	0
2008	16.615074	10.589505	-36.27%	0
2007	17.091271	16.615074	-2.79%	0
2006	14.982286	17.091271	14.08%	0
2005	14.678696	14.982286	2.07%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.839219	21.383915	13.51%	2,118
2013	14.851686	18.839219	26.85%	4,553
2012	13.086343	14.851686	13.49%	6,774
2011	13.514572	13.086343	-3.17%	21,784
2010	11.632166	13.514572	16.18%	19,651
2009	9.177100	11.632166	26.75%	23,523
2008	12.449547	9.177100	-26.29%	23,401
2007	13.067810	12.449547	-4.73%	16,806
2006	11.130171	13.067810	17.41%	3,837
2005*	10.000000	11.130171	11.30%	3,454
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.503265	14.436065	-0.46%	0
2013	12.980911	14.503265	11.73%	0
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
2010	11.986146	12.847133	7.18%	0
2009*	10.000000	11.986146	19.86%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.147538	12.528510	3.14%	0
2013*	10.000000	12.147538	21.48%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.812008	8.12%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.112007	30.910301	2.65%	2,668
2013	21.913938	30.112007	37.41%	7,902
2012	19.390134	21.913938	13.02%	18,703
2011	19.744723	19.390134	-1.80%	27,412
2010	16.069221	19.744723	22.87%	30,257
2009	13.162024	16.069221	22.09%	3,138
2008	19.511021	13.162024	-32.54%	2,710
2007	20.115008	19.511021	-3.00%	567
2006	18.003287	20.115008	11.73%	0
2005	17.191656	18.003287	4.72%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.277739	22.396047	10.45%	214
2013	15.766615	20.277739	28.61%	244
2012	13.983105	15.766615	12.75%	1,557
2011	14.090582	13.983105	-0.76%	4,023
2010	12.598052	14.090582	11.85%	3,835
2009	10.235430	12.598052	23.08%	4,820
2008	16.723589	10.235430	-38.80%	4,777
2007	16.313974	16.723589	2.51%	3,552
2006	14.500481	16.313974	12.51%	4,607
2005	14.218015	14.500481	1.99%	3,698

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.198411	20.214564	5.29%	431
2013	16.271558	19.198411	17.99%	2,628
2012	15.130188	16.271558	7.54%	4,199
2011	14.248269	15.130188	6.19%	11,787
2010	12.682796	14.248269	12.34%	14,005
2009	10.625956	12.682796	19.36%	2,140
2008	15.484277	10.625956	-31.38%	3,618
2007	14.842000	15.484277	4.33%	2,303
2006	13.078414	14.842000	13.48%	3,435
2005	12.862598	13.078414	1.68%	2,454
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.195066	18.002210	-1.06%	0
2013	12.570974	18.195066	44.74%	0
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
2010	9.987081	12.758061	27.75%	0
2009	8.132281	9.987081	22.81%	0
2008	13.383655	8.132281	-39.24%	0
2007	15.450461	13.383655	-13.38%	0
2006	15.283224	15.450461	1.09%	0
2005	14.826107	15.283224	3.08%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	9.999929	9.820812	-1.79%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.232712	14.676769	-3.65%	0
2013	13.434383	15.232712	13.39%	0
2012	12.504656	13.434383	7.44%	0
2011	13.551526	12.504656	-7.73%	0
2010	12.280037	13.551526	10.35%	0
2009	11.102725	12.280037	10.60%	0
2008	16.166502	11.102725	-31.32%	0
2007	15.101647	16.166502	7.05%	0
2006	13.356142	15.101647	13.07%	0
2005	13.448665	13.356142	-0.69%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.361554	12.495095	1.08%	0
2013	12.564746	12.361554	-1.62%	95
2012	11.757239	12.564746	6.87%	95
2011	11.804436	11.757239	-0.40%	95
2010	11.163853	11.804436	5.74%	471
2009	9.514651	11.163853	17.33%	861
2008	10.539678	9.514651	-9.73%	3,393
2007	10.266953	10.539678	2.66%	861
2006	10.116795	10.266953	1.48%	712
2005	10.258337	10.116795	-1.38%	752

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.704834	13.946345	1.76%	394
2013	12.398441	13.704834	10.54%	422
2012	11.379419	12.398441	8.95%	449
2011	11.702681	11.379419	-2.76%	476
2010	10.648227	11.702681	9.90%	19,781
2009	8.797094	10.648227	21.04%	43,740
2008	12.039071	8.797094	-26.93%	43,765
2007	11.372528	12.039071	5.86%	43,997
2006	10.627320	11.372528	7.01%	47,055
2005*	10.000000	10.627320	6.27%	24,118
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.157491	14.460079	2.14%	14,908
2013	12.537828	14.157491	12.92%	14,908
2012	11.355946	12.537828	10.41%	14,908
2011	11.774845	11.355946	-3.56%	30,523
2010	10.546772	11.774845	11.64%	46,790
2009	8.401962	10.546772	25.53%	56,736
2008	12.804368	8.401962	-34.38%	57,703
2007	11.925522	12.804368	7.37%	60,634
2006	10.932085	11.925522	9.09%	62,266
2005*	10.000000	10.932085	9.32%	53,633
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.752886	15.089502	2.28%	4,417
2013	12.443752	14.752886	18.56%	4,855
2012	11.064163	12.443752	12.47%	5,338
2011	11.659781	11.064163	-5.11%	5,885
2010	10.302965	11.659781	13.17%	20,375
2009	8.043137	10.302965	28.10%	32,716
2008	13.322549	8.043137	-39.63%	37,567
2007	12.283828	13.322549	8.46%	38,269
2006	11.138935	12.283828	10.28%	38,846
2005*	10.000000	11.138935	11.39%	18,721
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.458904	15.723578	-14.82%	0
2013	15.226465	18.458904	21.23%	0
2012	14.888903	15.226465	2.27%	0
2011	16.082808	14.888903	-7.42%	0
2010	13.821692	16.082808	16.36%	0
2009	9.591436	13.821692	44.10%	0
2008	21.543912	9.591436	-55.48%	0
2007	15.150214	21.543912	42.20%	0
2006	13.303376	15.150214	13.88%	0
2005*	10.000000	13.303376	33.03%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.663313	20.829407	5.93%	1,580
2013	15.752712	19.663313	24.82%	13,459
2012	13.782098	15.752712	14.30%	18,534
2011	14.021290	13.782098	-1.71%	37,206
2010	12.494586	14.021290	12.22%	32,410
2009	9.851363	12.494586	26.83%	20,872
2008	17.642038	9.851363	-44.16%	22,086
2007	17.841935	17.642038	-1.12%	18,759
2006	15.234015	17.841935	17.12%	12,531
2005	14.776419	15.234015	3.10%	12,095
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.670881	22.408104	8.40%	212
2013	15.564680	20.670881	32.81%	1,870
2012	13.933293	15.564680	11.71%	3,014
2011	14.272534	13.933293	-2.38%	9,301
2010	11.799969	14.272534	20.95%	4,337
2009	9.443148	11.799969	24.96%	3,069
2008	18.354004	9.443148	-48.55%	2,857
2007	14.841311	18.354004	23.67%	1,791
2006	14.260291	14.841311	4.07%	1,326
2005	13.840838	14.260291	3.03%	1,236
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.310580	12.696625	3.14%	68,199
2013	12.873058	12.310580	-4.37%	146,687
2012	12.484039	12.873058	3.12%	285,528
2011	11.943367	12.484039	4.53%	658,180
2010	11.372363	11.943367	5.02%	1,202,299
2009	10.085775	11.372363	12.76%	1,758,339
2008	10.698836	10.085775	-5.73%	1,717,061
2007	10.527722	10.698836	1.63%	1,751,302
2006	10.352158	10.527722	1.70%	813,654
2005	10.403467	10.352158	-0.49%	59,399
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.214059	33.354349	3.54%	514
2013	24.279764	32.214059	32.68%	7,661
2012	21.704664	24.279764	11.86%	16,748
2011	24.931965	21.704664	-12.94%	36,682
2010	19.857680	24.931965	25.55%	37,042
2009	14.551074	19.857680	36.47%	40,691
2008	24.674874	14.551074	-41.03%	39,226
2007	21.911113	24.674874	12.61%	19,325
2006	19.961162	21.911113	9.77%	11,669
2005	17.319629	19.961162	15.25%	7,062

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	22.199598	19.879191	-10.45%	0
2013	17.464920	22.199598	27.11%	0
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
2010	16.706489	18.407275	10.18%	0
2009	13.554576	16.706489	23.25%	0
2008	24.770690	13.554576	-45.28%	0
2007	21.673946	24.770690	14.29%	0
2006	18.844819	21.673946	15.01%	0
2005	16.245524	18.844819	16.00%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	27.020651	28.104146	4.01%	0
2013	21.254930	27.020651	27.13%	0
2012	17.131080	21.254930	24.07%	0
2011	19.285662	17.131080	-11.17%	328
2010	15.632125	19.285662	23.37%	328
2009	10.186508	15.632125	53.46%	520
2008	21.415648	10.186508	-52.43%	662
2007	20.801986	21.415648	2.95%	1,073
2006	18.361767	20.801986	13.29%	2,663
2005	18.356870	18.361767	0.03%	2,664
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.740635	11.791229	0.43%	0
2013	9.713970	11.740635	20.86%	0
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
2010	8.332565	8.971226	7.66%	0
2009	6.551202	8.332565	27.19%	0
2008*	10.000000	6.551202	-34.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.696826	13.992307	2.16%	0
2013	12.310167	13.696826	11.26%	255
2012	11.191147	12.310167	10.00%	255
2011	11.193004	11.191147	-0.02%	344
2010	10.172991	11.193004	10.03%	8,601
2009	7.682907	10.172991	32.41%	9,175
2008	11.185080	7.682907	-31.31%	18,280
2007	11.040930	11.185080	1.31%	19,588
2006*	10.000000	11.040930	10.41%	16,381

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	21.428012	22.749712	6.17%	343
2013	16.920035	21.428012	26.64%	343
2012	15.476872	16.920035	9.32%	343
2011	14.951559	15.476872	3.51%	3,114
2010	12.691092	14.951559	17.81%	3,291
2009	11.075583	12.691092	14.59%	10,919
2008	15.559038	11.075583	-28.82%	13,497
2007	16.375723	15.559038	-4.99%	17,379
2006	14.317130	16.375723	14.38%	22,641
2005	14.174982	14.317130	1.00%	22,736
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.823297	29.288555	-1.79%	9,674
2013	22.417039	29.823297	33.04%	19,902
2012	19.391936	22.417039	15.60%	53,311
2011	20.633627	19.391936	-6.02%	130,133
2010	16.478949	20.633627	25.21%	224,027
2009	13.066078	16.478949	26.12%	351,235
2008	19.976991	13.066078	-34.59%	5,982
2007	20.959357	19.976991	-4.69%	433
2006	18.346803	20.959357	14.24%	0
2005	17.272672	18.346803	6.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.279893	-7.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	22.691438	19.691348	-13.22%	433
2013	18.896566	22.691438	20.08%	0
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
2010	17.717552	18.756014	5.86%	0
2009	13.239602	17.717552	33.82%	0
2008	22.741356	13.239602	-41.78%	0
2007	20.173294	22.741356	12.73%	0
2006	17.009548	20.173294	18.60%	0
2005	15.809963	17.009548	7.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.684288	9.630044	-0.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.256564	11.425713	1.50%	0
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.837947	10.054403	2.20%	0
2013*	10.000000	9.837947	-1.62%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.884015	10.828695	-8.88%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.820347	16.085964	-4.37%	162
2013	13.057053	16.820347	28.82%	752
2012	10.904628	13.057053	19.74%	1,508
2011	11.269173	10.904628	-3.23%	1,701
2010*	10.000000	11.269173	12.69%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.072615	13.808163	5.63%	0
2013	9.576155	13.072615	36.51%	0
2012*	10.000000	9.576155	-4.24%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.404099	12.617613	1.72%	0
2013	9.887948	12.404099	25.45%	0
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.899364	13.565050	5.16%	0
2013	9.670053	12.899364	33.39%	450
2012*	10.000000	9.670053	-3.30%	10,936
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.104430	14.897847	-7.49%	2,108
2013	13.179544	16.104430	22.19%	2,196
2012	11.325604	13.179544	16.37%	5,028
2011	12.498301	11.325604	-9.38%	5,028
2010	11.777147	12.498301	6.12%	0
2009*	10.000000	11.777147	17.77%	1,260
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.587077	11.530315	-0.49%	0
2013	10.738396	11.587077	7.90%	0
2012*	10.000000	10.738396	7.38%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.684181	13.360814	5.33%	712
2013	9.996521	12.684181	26.89%	735
2012*	10.000000	9.996521	-0.03%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	20.097463	21.242000	5.69%	0
2013	17.179045	20.097463	16.99%	0
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
2010	14.849482	15.678093	5.58%	0
2009	12.108937	14.849482	22.63%	0
2008	14.773086	12.108937	-18.03%	0
2007	13.719160	14.773086	7.68%	0
2006	12.723262	13.719160	7.83%	0
2005	12.101488	12.723262	5.14%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.219353	26.712047	5.92%	270
2013	19.731658	25.219353	27.81%	6,317
2012	16.314966	19.731658	20.94%	16,207
2011	17.953094	16.314966	-9.12%	35,043
2010	17.266141	17.953094	3.98%	34,657
2009	12.109370	17.266141	42.58%	26,988
2008	22.268831	12.109370	-45.62%	26,334
2007	16.692231	22.268831	33.41%	8,000
2006	15.664813	16.692231	6.56%	0
2005	14.251148	15.664813	9.92%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.073489	13.959645	6.78%	0
2013	9.888340	13.073489	32.21%	0
2012*	10.000000	9.888340	-1.12%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	30.995449	26.603914	-14.17%	0
2013	27.774559	30.995449	11.60%	0
2012	25.132095	27.774559	10.51%	0
2011	38.037001	25.132095	-33.93%	0
2010	31.156646	38.037001	22.08%	0
2009	17.817522	31.156646	74.87%	0
2008	38.198229	17.817522	-53.36%	0
2007	30.559669	38.198229	25.00%	0
2006	21.341330	30.559669	43.19%	0
2005	16.562866	21.341330	28.85%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.772696	9.100431	-6.88%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.004447	12.650319	-9.67%	161
2013	10.155352	14.004447	37.90%	141
2012*	10.000000	10.155352	1.55%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.295945	25.069404	7.61%	28,856
2013	17.593622	23.295945	32.41%	67,227
2012	15.548515	17.593622	13.15%	180,262
2011	15.996542	15.548515	-2.80%	440,419
2010	14.729169	15.996542	8.60%	722,394
2009	12.318074	14.729169	19.57%	838,862
2008	18.756381	12.318074	-34.33%	54,039
2007	17.854393	18.756381	5.05%	18,329
2006	15.171686	17.854393	17.68%	9,321
2005	14.592051	15.171686	3.97%	10,231
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.445084	14.265399	-1.24%	762
2013	11.589726	14.445084	24.64%	1,316
2012	10.238174	11.589726	13.20%	3,168
2011	10.673806	10.238174	-4.08%	6,844
2010*	10.000000	10.673806	6.74%	3,915
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.657910	13.725271	8.43%	251
2013	10.016553	12.657910	26.37%	263
2012	9.015735	10.016553	11.10%	0
2011*	10.000000	9.015735	-9.84%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.247223	21.228490	10.29%	2,233
2013	14.969107	19.247223	28.58%	9,890
2012	13.395155	14.969107	11.75%	14,547
2011	13.650464	13.395155	-1.87%	67,596
2010	12.353990	13.650464	10.49%	69,638
2009*	10.000000	12.353990	23.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.052206	13.381539	2.52%	266,477
2013	10.841715	13.052206	20.39%	260,762
2012	9.595173	10.841715	12.99%	1,097,624
2011	9.735136	9.595173	-1.44%	2,095,301
2010	8.899746	9.735136	9.39%	2,198,875
2009	7.384802	8.899746	20.51%	2,162,923
2008	10.769435	7.384802	-31.43%	2,142,414
2007	10.391833	10.769435	3.63%	576,435
2006*	10.000000	10.391833	3.92%	70,822

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.475888	10.739006	2.51%	261,669
2013	11.011421	10.475888	-4.86%	250,291
2012	10.743477	11.011421	2.49%	1,021,294
2011	10.405675	10.743477	3.25%	1,815,154
2010	10.053791	10.405675	3.50%	1,848,068
2009	9.180297	10.053791	9.51%	1,784,460
2008	10.431022	9.180297	-11.99%	1,896,531
2007	10.374046	10.431022	0.55%	469,546
2006*	10.000000	10.374046	3.74%	33
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.232791	14.153419	-0.56%	1,263
2013	11.330067	14.232791	25.62%	6,531
2012	9.504160	11.330067	19.21%	19,164
2011	10.731545	9.504160	-11.44%	40,747
2010	9.873794	10.731545	8.69%	38,714
2009	7.140620	9.873794	38.28%	24,650
2008	11.917257	7.140620	-40.08%	23,997
2007	10.672505	11.917257	11.66%	3,095
2006*	10.000000	10.672505	6.73%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.825476	13.534366	5.53%	3,262
2013	10.133417	12.825476	26.57%	13,670
2012	8.839576	10.133417	14.64%	30,533
2011	9.497129	8.839576	-6.92%	64,833
2010	8.228464	9.497129	15.42%	62,750
2009	6.071730	8.228464	35.52%	63,496
2008	11.146413	6.071730	-45.53%	109,938
2007	10.202232	11.146413	9.25%	52,024
2006*	10.000000	10.202232	2.02%	40,066
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.539200	12.420477	7.64%	247,915
2013	8.886886	11.539200	29.85%	252,332
2012	7.774651	8.886886	14.31%	1,339,935
2011	8.143431	7.774651	-4.53%	2,534,523
2010	7.514524	8.143431	8.37%	2,600,691
2009	5.888236	7.514524	27.62%	2,484,107
2008	9.736275	5.888236	-39.52%	2,412,154
2007*	10.000000	9.736275	-2.64%	474,074

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.183144	18.208675	0.14%	0
2013	17.390779	18.183144	4.56%	0
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0
2010	13.878228	15.334927	10.50%	0
2009	9.734279	13.878228	42.57%	0
2008	13.843431	9.734279	-29.68%	0
2007	13.747460	13.843431	0.70%	0
2006	12.727746	13.747460	8.01%	0
2005	12.730150	12.727746	-0.02%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.161959	22.509221	6.37%	8,558
2013	16.016942	21.161959	32.12%	25,886
2012	13.880964	16.016942	15.39%	62,394
2011	14.586241	13.880964	-4.84%	99,139
2010	12.938547	14.586241	12.73%	170,252
2009	10.329810	12.938547	25.25%	71,895
2008	16.850630	10.329810	-38.70%	177,026
2007	17.720355	16.850630	-4.91%	652,440
2006	15.702314	17.720355	12.85%	491,284
2005	15.467889	15.702314	1.52%	63,503
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.777741	12.255336	4.06%	1,265
2013	8.402943	11.777741	40.16%	1,424
2012	7.365606	8.402943	14.08%	2,106
2011	8.537717	7.365606	-13.73%	6,628
2010	7.577228	8.537717	12.68%	5,247
2009	5.072828	7.577228	49.37%	5,108
2008*	10.000000	5.072828	-49.27%	4,878
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.069683	14.103877	7.91%	45,573
2013	9.659900	13.069683	35.30%	102,506
2012	8.881865	9.659900	8.76%	261,334
2011	9.402248	8.881865	-5.53%	589,409
2010	7.792321	9.402248	20.66%	1,044,263
2009	6.078957	7.792321	28.19%	1,734,812
2008*	10.000000	6.078957	-39.21%	1,996,704
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.719228	11.958416	2.04%	0
2013	9.269037	11.719228	26.43%	0
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
2010	7.962997	8.938980	12.26%	9,528
2009	6.311827	7.962997	26.16%	0
2008*	10.000000	6.311827	-36.88%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.603013	11.817255	1.85%	275,927
2013	10.363223	11.603013	11.96%	319,507
2012	9.556212	10.363223	8.44%	1,371,213
2011	9.919113	9.556212	-3.66%	2,178,519
2010	9.200321	9.919113	7.81%	2,301,383
2009	7.863141	9.200321	17.01%	1,169,541
2008*	10.000000	7.863141	-21.37%	1,176,900
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.779452	12.042961	2.24%	157,902
2013	9.949099	11.779452	18.40%	478,735
2012	8.965881	9.949099	10.97%	671,582
2011	9.509062	8.965881	-5.71%	787,757
2010	8.664336	9.509062	9.75%	778,053
2009	7.146054	8.664336	21.25%	337,648
2008*	10.000000	7.146054	-28.54%	347,014
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.040635	11.140897	0.91%	21,843
2013	10.774821	11.040635	2.47%	23,330
2012	10.265025	10.774821	4.97%	14,116
2011	10.365215	10.265025	-0.97%	20,630
2010	9.938708	10.365215	4.29%	9,446
2009	9.005325	9.938708	10.36%	0
2008*	10.000000	9.005325	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.748766	10.733390	-0.14%	0
2013*	10.000000	10.748766	7.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.886317	10.738209	-1.36%	0
2013*	10.000000	10.886317	8.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.695385	11.942465	2.11%	369,372
2013	10.166637	11.695385	15.04%	294,810
2012	9.265691	10.166637	9.72%	229,273
2011	9.714820	9.265691	-4.62%	401,478
2010	8.932762	9.714820	8.75%	1,428,177
2009	7.501354	8.932762	19.08%	181,094
2008*	10.000000	7.501354	-24.99%	181,094

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.730874	11.977746	2.10%	35,736
2013	9.666390	11.730874	21.36%	39,446
2012	8.639404	9.666390	11.89%	340,180
2011	9.280464	8.639404	-6.91%	412,374
2010	8.387218	9.280464	10.65%	431,661
2009	6.785554	8.387218	23.60%	93,458
2008*	10.000000	6.785554	-32.14%	128,560
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.461134	11.648661	1.64%	30,973
2013	10.551115	11.461134	8.62%	33,021
2012	9.819396	10.551115	7.45%	49,358
2011	10.082438	9.819396	-2.61%	66,007
2010	9.469522	10.082438	6.47%	62,363
2009	8.240441	9.469522	14.92%	41,829
2008*	10.000000	8.240441	-17.60%	53,189
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.237923	11.487301	2.22%	43,575
2013	11.758689	11.237923	-4.43%	87,419
2012	11.203987	11.758689	4.95%	154,689
2011	10.799155	11.203987	3.75%	423,048
2010	10.356999	10.799155	4.27%	804,154
2009	9.767091	10.356999	6.04%	1,199,554
2008*	10.000000	9.767091	-2.33%	936
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.154467	12.448240	2.42%	1,283
2013	12.707335	12.154467	-4.35%	1,878
2012	12.149128	12.707335	4.59%	4,987
2011	11.731232	12.149128	3.56%	8,556
2010	11.111871	11.731232	5.57%	8,547
2009	9.772882	11.111871	13.70%	5,788
2008*	10.000000	9.772882	-2.27%	6,758
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.801525	27.433370	-7.95%	0
2013	30.388450	29.801525	-1.93%	0
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0
2010	31.092402	35.193957	13.19%	0
2009	19.523400	31.092402	59.26%	0
2008	47.527096	19.523400	-58.92%	0
2007	33.525551	47.527096	41.76%	0
2006	25.184211	33.525551	33.12%	0
2005	19.487625	25.184211	29.23%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.431002	11.672401	2.11%	55,392
2013	12.200936	11.431002	-6.31%	116,965
2012	12.124667	12.200936	0.63%	266,046
2011	11.575769	12.124667	4.74%	551,483
2010	11.313330	11.575769	2.32%	945,573
2009	11.282253	11.313330	0.28%	1,546,957
2008	10.725721	11.282253	5.19%	1,853,846
2007	10.251375	10.725721	4.63%	1,679,779
2006	10.157990	10.251375	0.92%	837,095
2005	10.073025	10.157990	0.84%	59,918
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.584397	8.322302	-3.05%	0
2013	7.477636	8.584397	14.80%	0
2012	6.646020	7.477636	12.51%	775
2011	7.561895	6.646020	-12.11%	6,526
2010	6.852649	7.561895	10.35%	4,752
2009	5.421013	6.852649	26.41%	5,091
2008*	10.000000	5.421013	-45.79%	131
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.792419	8.970553	-8.39%	0
2013	8.286807	9.792419	18.17%	972
2012	7.179187	8.286807	15.43%	2,076
2011	8.435671	7.179187	-14.89%	3,080
2010	8.043441	8.435671	4.88%	937
2009	6.404701	8.043441	25.59%	897
2008	11.525594	6.404701	-44.43%	883
2007	10.791318	11.525594	6.80%	0
2006*	10.000000	10.791318	7.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.373992	21.912223	2.52%	88,833
2013	17.201230	21.373992	24.26%	112,264
2012	15.198982	17.201230	13.17%	169,825
2011	16.200999	15.198982	-6.18%	359,919
2010	14.473283	16.200999	11.94%	470,824
2009	11.651691	14.473283	24.22%	1,019,904
2008	18.893750	11.651691	-38.33%	1,196,998
2007	18.262793	18.893750	3.45%	1,293,075
2006	16.001796	18.262793	14.13%	1,259,667
2005	15.181595	16.001796	5.40%	1,154,492
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.319083	14.623721	2.13%	76,425
2013	12.928140	14.319083	10.76%	74,256
2012	12.103914	12.928140	6.81%	161,120
2011	12.285861	12.103914	-1.48%	430,034
2010	11.456955	12.285861	7.23%	371,985
2009*	10.000000	11.456955	14.57%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.259744	16.705174	2.74%	2,345
2013	13.934452	16.259744	16.69%	38,618
2012	12.713199	13.934452	9.61%	38,291
2011	13.141486	12.713199	-3.26%	38,761
2010	12.012377	13.141486	9.40%	38,761
2009*	10.000000	12.012377	20.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.529712	12.711262	1.45%	38,453
2013	12.239845	12.529712	2.37%	40,239
2012	11.918288	12.239845	2.70%	53,108
2011	11.856895	11.918288	0.52%	33,164
2010	11.466489	11.856895	3.40%	41,734
2009	10.764505	11.466489	6.52%	145,778
2008	11.730073	10.764505	-8.23%	154,152
2007	11.400425	11.730073	2.89%	137,318
2006	10.996193	11.400425	3.68%	135,072
2005	10.899641	10.996193	0.89%	68,805
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.032048	17.493517	2.71%	554,199
2013	14.955172	17.032048	13.89%	585,627
2012	13.821533	14.955172	8.20%	953,960
2011	14.159159	13.821533	-2.38%	2,015,645
2010	13.072959	14.159159	8.31%	4,729,017
2009	11.237250	13.072959	16.34%	6,185,324
2008	14.983500	11.237250	-25.00%	6,489,256
2007	14.524060	14.983500	3.16%	6,016,193
2006	13.356251	14.524060	8.74%	4,850,817
2005	12.982902	13.356251	2.88%	1,225,848
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.575898	20.063431	2.49%	161,905
2013	16.381137	19.575898	19.50%	273,288
2012	14.747040	16.381137	11.08%	469,614
2011	15.429355	14.747040	-4.42%	741,531
2010	14.003189	15.429355	10.18%	921,920
2009	11.528165	14.003189	21.47%	1,310,606
2008	17.207732	11.528165	-33.01%	1,500,926
2007	16.602976	17.207732	3.64%	1,433,538
2006	14.843088	16.602976	11.86%	1,382,261
2005	14.195319	14.843088	4.56%	1,011,964

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.832053	15.169941	2.28%	111,102
2013	13.746282	14.832053	7.90%	124,013
2012	13.030269	13.746282	5.49%	497,656
2011	13.073475	13.030269	-0.33%	1,531,595
2010	12.337256	13.073475	5.97%	1,849,203
2009	11.028259	12.337256	11.87%	1,959,970
2008	13.293726	11.028259	-17.04%	2,042,488
2007	12.861755	13.293726	3.36%	1,505,476
2006	12.147263	12.861755	5.88%	234,619
2005	11.904707	12.147263	2.04%	137,357
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.926302	21.124089	6.01%	628
2013	14.972672	19.926302	33.08%	7,289
2012	12.948434	14.972672	15.63%	9,006
2011	13.598696	12.948434	-4.78%	30,284
2010	12.832801	13.598696	5.97%	45,898
2009*	10.000000	12.832801	28.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.895356	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.090599	0.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.712470	30.678969	6.85%	0
2013	22.099580	28.712470	29.92%	0
2012	19.266223	22.099580	14.71%	404
2011	20.244067	19.266223	-4.83%	3,795
2010	16.426672	20.244067	23.24%	4,463
2009	12.300771	16.426672	33.54%	4,065
2008	19.827051	12.300771	-37.96%	3,963
2007	18.879598	19.827051	5.02%	2,457
2006	17.592905	18.879598	7.31%	2,458
2005	16.070571	17.592905	9.47%	2,075
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.978134	8.767145	-2.35%	10,241
2013	9.194196	8.978134	-2.35%	20,479
2012	9.416070	9.194196	-2.36%	95,318
2011	9.642034	9.416070	-2.34%	273,029
2010	9.874059	9.642034	-2.35%	307,190
2009	10.107442	9.874059	-2.31%	372,347
2008	10.142390	10.107442	-0.34%	315,759
2007	9.912735	10.142390	2.32%	564,735
2006	9.710708	9.912735	2.08%	200,430
2005	9.685343	9.710708	0.26%	55,644

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.599128	13.795289	1.44%	1,525
2013	14.084791	13.599128	-3.45%	11,947
2012	12.850405	14.084791	9.61%	14,591
2011	12.467171	12.850405	3.07%	45,150
2010	11.544789	12.467171	7.99%	44,146
2009	9.505138	11.544789	21.46%	36,832
2008	11.768953	9.505138	-19.24%	36,564
2007	11.520873	11.768953	2.15%	19,760
2006	11.252909	11.520873	2.38%	0
2005	11.277114	11.252909	-0.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.479595	10.094925	-3.67%	57,885
2013	8.863522	10.479595	18.23%	127,842
2012	7.857747	8.863522	12.80%	304,394
2011	8.903358	7.857747	-11.74%	571,634
2010	8.011424	8.903358	11.13%	890,750
2009	6.027735	8.011424	32.91%	1,445,542
2008*	10.000000	6.027735	-39.72%	1,390,143
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.811943	13.946035	-11.80%	720
2013	13.376591	15.811943	18.21%	0
2012	11.703937	13.376591	14.29%	0
2011	14.338844	11.703937	-18.38%	0
2010	13.866269	14.338844	3.41%	0
2009	10.964559	13.866269	26.46%	0
2008	20.980728	10.964559	-47.74%	0
2007	20.921852	20.980728	0.28%	0
2006	17.502808	20.921852	19.53%	0
2005	16.033084	17.502808	9.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.529739	13.476994	7.56%	19,130
2013	9.545970	12.529739	31.26%	42,773
2012	8.417595	9.545970	13.40%	109,157
2011	8.907693	8.417595	-5.50%	255,967
2010	7.907436	8.907693	12.65%	444,491
2009	6.260205	7.907436	26.31%	827,688
2008*	10.000000	6.260205	-37.40%	1,001
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.883525	12.792915	7.65%	0
2013	9.012504	11.883525	31.86%	0
2012	7.849117	9.012504	14.82%	0
2011	8.559142	7.849117	-8.30%	447
2010	7.774100	8.559142	10.10%	420
2009	6.248393	7.774100	24.42%	955
2008*	10.000000	6.248393	-37.52%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.331728	13.502645	1.28%	26,250
2013	9.849779	13.331728	35.35%	58,828
2012	8.798826	9.849779	11.94%	146,795
2011	9.429899	8.798826	-6.69%	326,296
2010	7.635585	9.429899	23.50%	561,014
2009	6.171167	7.635585	23.73%	743,090
2008*	10.000000	6.171167	-38.29%	638,318
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.213101	16.241379	14.27%	24,979
2013	10.727602	14.213101	32.49%	61,073
2012	9.442862	10.727602	13.61%	169,890
2011	9.899476	9.442862	-4.61%	360,081
2010	8.473892	9.899476	16.82%	536,023
2009	6.651221	8.473892	27.40%	703,529
2008*	10.000000	6.651221	-33.49%	1,088,527
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.320369	20.346447	0.13%	0
2013	14.455687	20.320369	40.57%	3,287
2012	13.090457	14.455687	10.43%	4,141
2011	13.521315	13.090457	-3.19%	5,467
2010	11.067857	13.521315	22.17%	5,069
2009	8.911497	11.067857	24.20%	5,576
2008	17.070507	8.911497	-47.80%	4,891
2007	15.966679	17.070507	6.91%	3,462
2006	15.876031	15.966679	0.57%	0
2005	15.089610	15.876031	5.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.353539	30.602906	4.26%	0
2013	21.467340	29.353539	36.74%	134
2012	18.274469	21.467340	17.47%	310
2011	19.792806	18.274469	-7.67%	1,459
2010	16.025902	19.792806	23.51%	1,050
2009	13.039574	16.025902	22.90%	1,324
2008	19.725378	13.039574	-33.89%	0
2007	21.777194	19.725378	-9.42%	0
2006	19.043904	21.777194	14.35%	0
2005	18.973124	19.043904	0.37%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.469125	26.972648	-1.81%	0
2013	20.013871	27.469125	37.25%	84
2012	17.788073	20.013871	12.51%	606
2011	19.337540	17.788073	-8.01%	4,204
2010	15.844558	19.337540	22.05%	3,936
2009	12.070166	15.844558	31.27%	4,833
2008	20.052236	12.070166	-39.81%	117,866
2007	20.155684	20.052236	-0.51%	102,729
2006	18.468949	20.155684	9.13%	102,938
2005	16.884771	18.468949	9.38%	8,031
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.296521	19.977756	9.19%	31,605
2013	14.325722	18.296521	27.72%	76,612
2012	12.886807	14.325722	11.17%	174,865
2011	13.146590	12.886807	-1.98%	384,991
2010	11.890424	13.146590	10.56%	698,788
2009	9.698093	11.890424	22.61%	1,042,505
2008	17.010187	9.698093	-42.99%	1,303,617
2007	16.147227	17.010187	5.34%	1,001,626
2006	14.580741	16.147227	10.74%	655,913
2005	13.948628	14.580741	4.53%	53,039
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.508510	13.197217	25.59%	0
2013	10.478480	10.508510	0.29%	0
2012	9.284519	10.478480	12.86%	0
2011	8.957588	9.284519	3.65%	0
2010	7.065788	8.957588	26.77%	0
2009	5.544191	7.065788	27.44%	0
2008*	10.000000	5.544191	-44.56%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.615578	12.825940	10.42%	0
2013*	10.000000	11.615578	16.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.007395	9.820491	-1.87%	1,755
2013	10.237444	10.007395	-2.25%	6,351
2012	10.127604	10.237444	1.08%	34,470
2011	10.237763	10.127604	-1.08%	73,590
2010	10.236421	10.237763	0.01%	79,517
2009	9.786923	10.236421	4.59%	77,941
2008*	10.000000	9.786923	-2.13%	28,640
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.480272	12.741670	2.09%	0
2013*	10.000000	12.480272	24.80%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.599475	13.991760	-10.31%	42,164
2013	13.301835	15.599475	17.27%	90,309
2012	11.393575	13.301835	16.75%	218,387
2011	13.323024	11.393575	-14.48%	411,702
2010	12.829265	13.323024	3.85%	622,713
2009*	10.000000	12.829265	28.29%	996,028
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.581015	9.412928	-1.75%	32,703
2013	9.751447	9.581015	-1.75%	51,344
2012	9.547057	9.751447	2.14%	125,523
2011	9.748031	9.547057	-2.06%	419,253
2010	9.481500	9.748031	2.81%	774,037
2009	8.567794	9.481500	10.66%	1,149,766
2008	10.135052	8.567794	-15.46%	1,990,849
2007	9.907529	10.135052	2.30%	1,798,921
2006	9.736191	9.907529	1.76%	925,212
2005	9.828001	9.736191	-0.93%	2,999
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.027323	18.214568	1.04%	0
2013	12.658722	18.027323	42.41%	0
2012	11.913186	12.658722	6.26%	0
2011	12.330071	11.913186	-3.38%	21
2010	10.556295	12.330071	16.80%	21
2009	8.806539	10.556295	19.87%	31
2008	14.900766	8.806539	-40.90%	42
2007	15.183234	14.900766	-1.86%	38
2006	14.771886	15.183234	2.78%	0
2005	14.700363	14.771886	0.49%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	20.581494	22.184396	7.79%	0
2013	15.316853	20.581494	34.37%	395
2012	14.134441	15.316853	8.37%	434
2011	14.933971	14.134441	-5.35%	806
2010	12.448019	14.933971	19.97%	809
2009	9.699424	12.448019	28.34%	1,159
2008	16.403325	9.699424	-40.87%	1,170
2007	15.611658	16.403325	5.07%	1,215,678
2006	14.059715	15.611658	11.04%	768,881
2005	13.473176	14.059715	4.35%	60,247

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.027510	26.934942	-0.34%	0
2013	21.794935	27.027510	24.01%	0
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
2010	18.284795	20.659336	12.99%	0
2009	13.436850	18.284795	36.08%	0
2008	23.061990	13.436850	-41.74%	0
2007	22.266032	23.061990	3.57%	0
2006	19.427071	22.266032	14.61%	0
2005	17.440917	19.427071	11.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.857799	9.865970	0.08%	0
2013	10.132222	9.857799	-2.71%	0
2012*	10.000000	10.132222	1.32%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.969630	-10.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.674607	21.210464	7.81%	30,461
2013	15.328684	19.674607	28.35%	74,045
2012	13.462369	15.328684	13.86%	167,704
2011	13.829177	13.462369	-2.65%	382,826
2010	12.226742	13.829177	13.11%	684,638
2009	9.782496	12.226742	24.99%	966,970
2008	16.323497	9.782496	-40.07%	1,137,907
2007	16.052090	16.323497	1.69%	943,609
2006	14.323371	16.052090	12.07%	679,480
2005	13.870747	14.323371	3.26%	57,819
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.487143	32.150062	9.03%	165
2013	21.473150	29.487143	37.32%	725
2012	18.688750	21.473150	14.90%	1,403
2011	19.604814	18.688750	-4.67%	6,492
2010	16.314643	19.604814	20.17%	6,260
2009	12.205611	16.314643	33.67%	6,338
2008	20.162577	12.205611	-39.46%	291,197
2007	20.942082	20.162577	-3.72%	181,400
2006	18.703144	20.942082	11.97%	107,275
2005	17.455969	18.703144	7.14%	7,992
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.312385	10.115834	-1.91%	0
2013	10.549039	10.312385	-2.24%	0
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.089782	9.000849	-0.98%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.441938	11.206680	-2.06%	0
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
2009*	10.000000	10.793425	7.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.081407	10.901957	-1.62%	27,338
2013	11.374504	11.081407	-2.58%	60,923
2012	11.015568	11.374504	3.26%	120,430
2011	11.167393	11.015568	-1.36%	219,268
2010	10.872327	11.167393	2.71%	355,984
2009*	10.000000	10.872327	8.72%	466,398
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.158260	10.332938	1.72%	1,890
2013	10.620779	10.158260	-4.35%	1,909
2012	9.933340	10.620779	6.92%	2,595
2011*	10.000000	9.933340	-0.67%	3,096
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.224370	18.624828	8.13%	0
2013	13.000415	17.224370	32.49%	0
2012	11.175341	13.000415	16.33%	0
2011	12.000790	11.175341	-6.88%	0
2010	10.744545	12.000790	11.69%	0
2009	8.476199	10.744545	26.76%	0
2008	14.160200	8.476199	-40.14%	189
2007	15.435062	14.160200	-8.26%	0
2006	13.635814	15.435062	13.20%	0
2005	13.269238	13.635814	2.76%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	17.862420	16.260342	-8.97%	0
2013	14.282756	17.862420	25.06%	0
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
2010	13.766383	14.790969	7.44%	0
2009	11.311362	13.766383	21.70%	0
2008	20.668072	11.311362	-45.27%	0
2007	19.533822	20.668072	5.81%	0
2006	15.661240	19.533822	24.73%	0
2005	14.293545	15.661240	9.57%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.100659	20.464936	7.14%	0
2013	13.609268	19.100659	40.35%	0
2012	12.201488	13.609268	11.54%	0
2011	15.209428	12.201488	-19.78%	0
2010	12.893511	15.209428	17.96%	0
2009	8.056091	12.893511	60.05%	0
2008	13.102459	8.056091	-38.51%	192
2007	12.717468	13.102459	3.03%	88
2006	12.351340	12.717468	2.96%	88
2005	11.966471	12.351340	3.22%	88
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.219341	27.190916	28.14%	0
2013	14.437028	21.219341	46.98%	0
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.189221	11.752911	5.04%	2,020
2013	11.525382	11.189221	-2.92%	2,059
2012	10.809684	11.525382	6.62%	6,232
2011	10.501649	10.809684	2.93%	26,755
2010	10.064089	10.501649	4.35%	30,631
2009	9.422377	10.064089	6.81%	30,170
2008	10.775844	9.422377	-12.56%	1,320,597
2007	10.489208	10.775844	2.73%	1,299,660
2006	10.371604	10.489208	1.13%	638,663
2005	10.218514	10.371604	1.50%	51,181
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	19.975263	20.069614	0.47%	0
2013	22.419229	19.975263	-10.90%	0
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
2010	17.413468	18.660893	7.16%	0
2009	13.705265	17.413468	27.06%	0
2008	16.508130	13.705265	-16.98%	0
2007	15.891369	16.508130	3.88%	0
2006	14.686104	15.891369	8.21%	0
2005	13.410974	14.686104	9.51%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.433704	8.241837	-21.01%	0
2013	9.666539	10.433704	7.94%	0
2012*	10.000000	9.666539	-3.33%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.308736	8.118649	-21.24%	0
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.361276	21.425621	-4.18%	352
2013	15.242553	22.361276	46.70%	651
2012	14.471247	15.242553	5.33%	1,022
2011	15.532874	14.471247	-6.83%	2,853
2010	12.547116	15.532874	23.80%	3,241
2009	8.417684	12.547116	49.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	20.460672	21.824883	6.67%	0
2013	15.575517	20.460672	31.36%	0
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
2010	11.942518	13.147939	10.09%	0
2009	10.167288	11.942518	17.46%	0
2008	17.566454	10.167288	-42.12%	0
2007	17.166433	17.566454	2.33%	0
2006	15.033932	17.166433	14.18%	0
2005	14.725723	15.033932	2.09%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.268412	31.121454	6.33%	0
2013	21.787804	29.268412	34.33%	0
2012	18.844391	21.787804	15.62%	0
2011	21.128751	18.844391	-10.81%	0
2010	17.100771	21.128751	23.55%	0
2009	12.282067	17.100771	39.23%	0
2008	19.586401	12.282067	-37.29%	0
2007	19.768756	19.586401	-0.92%	0
2006	17.734824	19.768756	11.47%	0
2005	17.039629	17.734824	4.08%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.100659	12.199952	0.82%	0
2013	13.546978	12.100659	-10.68%	0
2012	12.926202	13.546978	4.80%	0
2011	11.851172	12.926202	9.07%	0
2010	11.551209	11.851172	2.60%	0
2009	10.738353	11.551209	7.57%	0
2008	11.180025	10.738353	-3.95%	0
2007	10.463084	11.180025	6.85%	0
2006	10.552161	10.463084	-0.84%	0
2005	10.644579	10.552161	-0.87%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	19.999268	21.926368	9.64%	0
2013	15.124192	19.999268	32.23%	0
2012	13.539483	15.124192	11.70%	0
2011	13.486422	13.539483	0.39%	0
2010	12.135704	13.486422	11.13%	0
2009	10.557676	12.135704	14.95%	0
2008	16.573641	10.557676	-36.30%	0
2007	17.057428	16.573641	-2.84%	0
2006	14.960263	17.057428	14.02%	0
2005	14.664594	14.960263	2.02%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.755762	21.278296	13.45%	0
2013	14.793471	18.755762	26.78%	0
2012	13.041751	14.793471	13.43%	0
2011	13.475405	13.041751	-3.22%	0
2010	11.604397	13.475405	16.12%	0
2009	9.159881	11.604397	26.69%	0
2008	12.432558	9.159881	-26.32%	0
2007	13.056693	12.432558	-4.78%	0
2006	11.126388	13.056693	17.35%	0
2005*	10.000000	11.126388	11.26%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
2009*	10.000000	11.982048	19.82%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.143389	12.517817	3.08%	0
2013*	10.000000	12.143389	21.43%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.808300	8.08%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	29.944739	30.722857	2.60%	0
2013	21.803361	29.944739	37.34%	0
2012	19.302202	21.803361	12.96%	0
2011	19.665233	19.302202	-1.85%	0
2010	16.012711	19.665233	22.81%	0
2009	13.122465	16.012711	22.03%	0
2008	19.462376	13.122465	-32.58%	0
2007	20.075193	19.462376	-3.05%	0
2006	17.976834	20.075193	11.67%	0
2005	17.175156	17.976834	4.67%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.165132	22.260273	10.39%	0
2013	15.687084	20.165132	28.55%	0
2012	13.919723	15.687084	12.70%	0
2011	14.033887	13.919723	-0.81%	0
2010	12.553785	14.033887	11.79%	0
2009	10.204691	12.553785	23.02%	0
2008	16.681925	10.204691	-38.83%	0
2007	16.281704	16.681925	2.46%	4,533
2006	14.479184	16.281704	12.45%	4,803
2005	14.204392	14.479184	1.93%	4,853

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.091834	20.092057	5.24%	0
2013	16.189512	19.091834	17.93%	0
2012	15.061629	16.189512	7.49%	0
2011	14.190947	15.061629	6.14%	0
2010	12.638232	14.190947	12.29%	0
2009	10.594037	12.638232	19.30%	0
2008	15.445686	10.594037	-31.41%	0
2007	14.812626	15.445686	4.27%	0
2006	13.059200	14.812626	13.43%	0
2005	12.850257	13.059200	1.63%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.093936	17.892983	-1.11%	0
2013	12.507508	18.093936	44.66%	0
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
2010	9.951947	12.706670	27.68%	0
2009	8.107832	9.951947	22.74%	0
2008	13.350271	8.107832	-39.27%	0
2007	15.419875	13.350271	-13.42%	0
2006	15.260764	15.419875	1.04%	0
2005	14.811886	15.260764	3.03%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	9.996493	9.812409	-1.84%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.148119	14.587788	-3.70%	0
2013	13.366616	15.148119	13.33%	0
2012	12.447961	13.366616	7.38%	0
2011	13.496971	12.447961	-7.77%	0
2010	12.236859	13.496971	10.30%	0
2009	11.069359	12.236859	10.55%	0
2008	16.126182	11.069359	-31.36%	0
2007	15.071744	16.126182	7.00%	0
2006	13.336513	15.071744	13.01%	0
2005	13.435747	13.336513	-0.74%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.292899	12.419338	1.03%	0
2013	12.501368	12.292899	-1.67%	0
2012	11.703937	12.501368	6.81%	1,058
2011	11.756935	11.703937	-0.45%	579
2010	11.124607	11.756935	5.68%	579
2009	9.486055	11.124607	17.27%	579
2008	10.513384	9.486055	-9.77%	0
2007	10.246616	10.513384	2.60%	0
2006	10.101910	10.246616	1.43%	0
2005	10.248489	10.101910	-1.43%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.644122	13.877444	1.71%	0
2013	12.349843	13.644122	10.48%	0
2012	11.340642	12.349843	8.90%	0
2011	11.668764	11.340642	-2.81%	0
2010	10.622805	11.668764	9.85%	0
2009	8.780596	10.622805	20.98%	0
2008	12.022652	8.780596	-26.97%	0
2007	11.362864	12.022652	5.81%	0
2006	10.623715	11.362864	6.96%	0
2005*	10.000000	10.623715	6.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.094800	14.388678	2.09%	0
2013	12.488698	14.094800	12.86%	0
2012	11.317256	12.488698	10.35%	0
2011	11.740719	11.317256	-3.61%	0
2010	10.521587	11.740719	11.59%	0
2009	8.386197	10.521587	25.46%	0
2008	12.786907	8.386197	-34.42%	0
2007	11.915395	12.786907	7.31%	0
2006	10.928377	11.915395	9.03%	0
2005*	10.000000	10.928377	9.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.687525	15.014961	2.23%	0
2013	12.394958	14.687525	18.50%	0
2012	11.026435	12.394958	12.41%	0
2011	11.625970	11.026435	-5.16%	0
2010	10.278354	11.625970	13.11%	0
2009	8.028052	10.278354	28.03%	0
2008	13.304385	8.028052	-39.66%	0
2007	12.273396	13.304385	8.40%	0
2006	11.135158	12.273396	10.22%	0
2005*	10.000000	11.135158	11.35%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.377138	15.645902	-14.86%	0
2013	15.166776	18.377138	21.17%	0
2012	14.838155	15.166776	2.21%	0
2011	16.036193	14.838155	-7.47%	0
2010	13.788695	16.036193	16.30%	0
2009	9.573439	13.788695	44.03%	0
2008	21.514558	9.573439	-55.50%	0
2007	15.137362	21.514558	42.13%	0
2006	13.298875	15.137362	13.82%	0
2005*	10.000000	13.298875	32.99%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.554060	20.703063	5.88%	0
2013	15.673200	19.554060	24.76%	0
2012	13.719578	15.673200	14.24%	0
2011	13.964827	13.719578	-1.76%	0
2010	12.450652	13.964827	12.16%	0
2009	9.821749	12.450652	26.77%	0
2008	17.598043	9.821749	-44.19%	0
2007	17.806618	17.598043	-1.17%	0
2006	15.211627	17.806618	17.06%	0
2005	14.762249	15.211627	3.04%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.556093	22.272269	8.35%	0
2013	15.486179	20.556093	32.74%	0
2012	13.870132	15.486179	11.65%	0
2011	14.215098	13.870132	-2.43%	0
2010	11.758494	14.215098	20.89%	0
2009	9.414779	11.758494	24.89%	0
2008	18.308274	9.414779	-48.58%	0
2007	14.811943	18.308274	23.60%	0
2006	14.239339	14.811943	4.02%	0
2005	13.827562	14.239339	2.98%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.242154	12.619587	3.08%	0
2013	12.808059	12.242154	-4.42%	0
2012	12.427386	12.808059	3.06%	0
2011	11.895243	12.427386	4.47%	0
2010	11.332348	11.895243	4.97%	0
2009	10.055439	11.332348	12.70%	0
2008	10.672126	10.055439	-5.78%	0
2007	10.506855	10.672126	1.57%	0
2006	10.336916	10.506855	1.64%	0
2005	10.393468	10.336916	-0.54%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.035137	33.152108	3.49%	0
2013	24.157279	32.035137	32.61%	0
2012	21.606248	24.157279	11.81%	88
2011	24.831608	21.606248	-12.99%	171
2010	19.787872	24.831608	25.49%	171
2009	14.507346	19.787872	36.40%	98
2008	24.613346	14.507346	-41.06%	0
2007	21.867734	24.613346	12.56%	0
2006	19.931837	21.867734	9.71%	0
2005	17.303008	19.931837	15.19%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	22.076284	19.758627	-10.50%	0
2013	17.376797	22.076284	27.04%	0
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
2010	16.647757	18.333183	10.12%	0
2009	13.513841	16.647757	23.19%	0
2008	24.708942	13.513841	-45.31%	0
2007	21.631057	24.708942	14.23%	0
2006	18.817129	21.631057	14.95%	0
2005	16.229931	18.817129	15.94%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	26.870583	27.933736	3.96%	0
2013	21.147708	26.870583	27.06%	0
2012	17.053414	21.147708	24.01%	0
2011	19.208053	17.053414	-11.22%	0
2010	15.577185	19.208053	23.31%	0
2009	10.155901	15.577185	53.38%	0
2008	21.362284	10.155901	-52.46%	0
2007	20.760838	21.362284	2.90%	0
2006	18.334807	20.760838	13.23%	0
2005	18.339265	18.334807	-0.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.706605	11.751031	0.38%	0
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
2009	6.548953	8.325434	27.13%	0
2008*	10.000000	6.548953	-34.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
2010	10.153879	11.166252	9.97%	0
2009	7.672400	10.153879	32.34%	0
2008	11.175523	7.672400	-31.35%	0
2007	11.037182	11.175523	1.25%	0
2006*	10.000000	11.037182	10.37%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	21.309008	22.611773	6.11%	0
2013	16.834675	21.309008	26.58%	0
2012	15.406701	16.834675	9.27%	0
2011	14.891375	15.406701	3.46%	0
2010	12.646482	14.891375	17.75%	0
2009	11.042301	12.646482	14.53%	0
2008	15.520249	11.042301	-28.85%	0
2007	16.343309	15.520249	-5.04%	4,879
2006	14.296091	16.343309	14.32%	4,757
2005	14.161382	14.296091	0.95%	4,931
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.657612	29.110928	-1.84%	0
2013	22.303921	29.657612	32.97%	0
2012	19.303995	22.303921	15.54%	0
2011	20.550577	19.303995	-6.07%	0
2010	16.421012	20.550577	25.15%	0
2009	13.026819	16.421012	26.06%	0
2008	19.927201	13.026819	-34.63%	0
2007	20.917891	19.927201	-4.74%	0
2006	18.319860	20.917891	14.18%	0
2005	17.256120	18.319860	6.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.276693	-7.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	22.565389	19.571927	-13.27%	0
2013	18.801218	22.565389	20.02%	0
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
2010	17.655265	18.680522	5.81%	0
2009	13.199814	17.655265	33.75%	0
2008	22.684654	13.199814	-41.81%	0
2007	20.133364	22.684654	12.67%	0
2006	16.984548	20.133364	18.54%	0
2005	15.794791	16.984548	7.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.680971	9.621816	-0.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.864750	10.805597	-8.93%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.793113	16.051685	-4.42%	0
2013	13.042589	16.793113	28.76%	0
2012	10.898138	13.042589	19.68%	0
2011	11.268224	10.898138	-3.28%	0
2010*	10.000000	11.268224	12.68%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.061381	13.789234	5.57%	0
2013	9.572829	13.061381	36.44%	0
2012*	10.000000	9.572829	-4.27%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.888285	13.546453	5.11%	0
2013	9.666690	12.888285	33.33%	0
2012*	10.000000	9.666690	-3.33%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.065969	14.854651	-7.54%	0
2013	13.154808	16.065969	22.13%	0
2012	11.310153	13.154808	16.31%	0
2011	12.487637	11.310153	-9.43%	0
2010	11.773123	12.487637	6.07%	0
2009*	10.000000	11.773123	17.73%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.577199	11.514588	-0.54%	0
2013	10.734738	11.577199	7.85%	0
2012*	10.000000	10.734738	7.35%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.673363	13.342581	5.28%	0
2013	9.993116	12.673363	26.82%	0
2012*	10.000000	9.993116	-0.07%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	19.985840	21.113194	5.64%	0
2013	17.092368	19.985840	16.93%	0
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
2010	14.797281	15.614982	5.53%	0
2009	12.072551	14.797281	22.57%	0
2008	14.736249	12.072551	-18.08%	0
2007	13.692007	14.736249	7.63%	0
2006	12.704566	13.692007	7.77%	0
2005	12.089875	12.704566	5.08%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.079234	26.550030	5.86%	0
2013	19.632078	25.079234	27.75%	0
2012	16.240951	19.632078	20.88%	0
2011	17.880799	16.240951	-9.17%	0
2010	17.205426	17.880799	3.93%	0
2009	12.072964	17.205426	42.51%	0
2008	22.213295	12.072964	-45.65%	0
2007	16.659175	22.213295	33.34%	0
2006	15.641781	16.659175	6.50%	0
2005	14.237460	15.641781	9.86%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.062275	13.940527	6.72%	0
2013	9.884911	13.062275	32.14%	0
2012*	10.000000	9.884911	-1.15%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	30.823301	26.442585	-14.21%	0
2013	27.634437	30.823301	11.54%	0
2012	25.018150	27.634437	10.46%	61
2011	37.883958	25.018150	-33.96%	0
2010	31.047157	37.883958	22.02%	0
2009	17.763998	31.047157	74.78%	0
2008	38.103065	17.763998	-53.38%	0
2007	30.499218	38.103065	24.93%	0
2006	21.309989	30.499218	43.12%	0
2005	16.546978	21.309989	28.78%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.769345	9.092653	-6.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.992537	12.633084	-9.72%	0
2013	10.151893	13.992537	37.83%	0
2012*	10.000000	10.151893	1.52%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.166576	24.917434	7.56%	0
2013	17.504873	23.166576	32.34%	0
2012	15.478018	17.504873	13.10%	323
2011	15.932162	15.478018	-2.85%	323
2010	14.677396	15.932162	8.55%	323
2009	12.281065	14.677396	19.51%	238
2008	18.709634	12.281065	-34.36%	0
2007	17.819068	18.709634	5.00%	0
2006	15.149396	17.819068	17.62%	0
2005	14.578054	15.149396	3.92%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.418035	14.231403	-1.29%	0
2013	11.573939	14.418035	24.57%	0
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
2010*	10.000000	10.670183	6.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.640625	13.699517	8.38%	0
2013	10.008003	12.640625	26.31%	0
2012	9.012673	10.008003	11.04%	0
2011*	10.000000	9.012673	-9.87%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.201317	21.167017	10.24%	0
2013	14.941048	19.201317	28.51%	0
2012	13.376901	14.941048	11.69%	0
2011	13.638833	13.376901	-1.92%	0
2010	12.349779	13.638833	10.44%	0
2009*	10.000000	12.349779	23.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.001021	13.322223	2.47%	1,348
2013	10.804736	13.001021	20.33%	1,360
2012	9.567364	10.804736	12.93%	0
2011	9.711892	9.567364	-1.49%	0
2010	8.883044	9.711892	9.33%	0
2009	7.374717	8.883044	20.45%	0
2008	10.760245	7.374717	-31.46%	0
2007	10.388304	10.760245	3.58%	0
2006*	10.000000	10.388304	3.88%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.434838	10.691442	2.46%	0
2013	10.973899	10.434838	-4.91%	0
2012	10.712367	10.973899	2.44%	0
2011	10.380839	10.712367	3.19%	0
2010	10.034933	10.380839	3.45%	0
2009	9.167766	10.034933	9.46%	0
2008	10.422119	9.167766	-12.04%	0
2007	10.370531	10.422119	0.50%	0
2006*	10.000000	10.370531	3.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.177020	14.090739	-0.61%	0
2013	11.291437	14.177020	25.56%	0
2012	9.476613	11.291437	19.15%	0
2011	10.705912	9.476613	-11.48%	0
2010	9.855254	10.705912	8.63%	0
2009	7.130857	9.855254	38.21%	0
2008	11.907068	7.130857	-40.11%	0
2007	10.668873	11.907068	11.61%	0
2006*	10.000000	10.668873	6.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.775229	13.474432	5.47%	0
2013	10.098875	12.775229	26.50%	0
2012	8.813957	10.098875	14.58%	0
2011	9.474450	8.813957	-6.97%	0
2010	8.213007	9.474450	15.36%	0
2009	6.063428	8.213007	35.45%	0
2008	11.136891	6.063428	-45.56%	0
2007	10.198772	11.136891	9.20%	0
2006*	10.000000	10.198772	1.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.499829	12.371757	7.58%	0
2013	8.861095	11.499829	29.78%	0
2012	7.756072	8.861095	14.25%	0
2011	8.128126	7.756072	-4.58%	0
2010	7.504244	8.128126	8.31%	0
2009	5.883189	7.504244	27.55%	0
2008	9.732937	5.883189	-39.55%	0
2007*	10.000000	9.732937	-2.67%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.082103	18.098219	0.09%	0
2013	17.303007	18.082103	4.50%	0
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0
2010	13.829411	15.273172	10.44%	0
2009	9.705005	13.829411	42.50%	0
2008	13.808890	9.705005	-29.72%	0
2007	13.720218	13.808890	0.65%	0
2006	12.709010	13.720218	7.96%	0
2005	12.717918	12.709010	-0.07%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.044310	22.372624	6.31%	0
2013	15.936048	21.044310	32.05%	0
2012	13.817957	15.936048	15.33%	0
2011	14.527469	13.817957	-4.88%	0
2010	12.893005	14.527469	12.68%	0
2009	10.298729	12.893005	25.19%	0
2008	16.808572	10.298729	-38.73%	0
2007	17.685246	16.808572	-4.96%	0
2006	15.679216	17.685246	12.79%	0
2005	15.453033	15.679216	1.46%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.743585	12.213538	4.00%	0
2013	8.382865	11.743585	40.09%	0
2012	7.351774	8.382865	14.03%	0
2011	8.526046	7.351774	-13.77%	0
2010	7.570741	8.526046	12.62%	0
2009	5.071088	7.570741	49.29%	0
2008*	10.000000	5.071088	-49.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.031802	14.055792	7.86%	0
2013	9.636828	13.031802	35.23%	0
2012	8.865197	9.636828	8.70%	0
2011	9.389401	8.865197	-5.58%	0
2010	7.785654	9.389401	20.60%	0
2009	6.076866	7.785654	28.12%	0
2008*	10.000000	6.076866	-39.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
2009	6.309660	7.956194	26.10%	0
2008*	10.000000	6.309660	-36.90%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.569358	11.776942	1.79%	0
2013	10.338451	11.569358	11.91%	0
2012	9.538266	10.338451	8.39%	0
2011	9.905556	9.538266	-3.71%	0
2010	9.192454	9.905556	7.76%	0
2009	7.860440	9.192454	16.95%	0
2008*	10.000000	7.860440	-21.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.745330	12.001919	2.18%	1,469
2013	9.925352	11.745330	18.34%	1,482
2012	8.949074	9.925352	10.91%	0
2011	9.496094	8.949074	-5.76%	0
2010	8.656945	9.496094	9.69%	0
2009	7.143618	8.656945	21.18%	0
2008*	10.000000	7.143618	-28.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.008655	11.102937	0.86%	0
2013	10.749121	11.008655	2.41%	0
2012	10.245779	10.749121	4.91%	0
2011	10.351065	10.245779	-1.02%	0
2010	9.930231	10.351065	4.24%	0
2009	9.002246	9.930231	10.31%	0
2008*	10.000000	9.002246	-9.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.661464	11.901731	2.06%	0
2013	10.142337	11.661464	14.98%	0
2012	9.248297	10.142337	9.67%	0
2011	9.701544	9.248297	-4.67%	0
2010	8.925125	9.701544	8.70%	0
2009	7.498783	8.925125	19.02%	0
2008*	10.000000	7.498783	-25.01%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	0
2011	9.267801	8.623202	-6.96%	0
2010	8.380060	9.267801	10.59%	0
2009	6.783234	8.380060	23.54%	0
2008*	10.000000	6.783234	-32.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.427902	11.608949	1.58%	0
2013	10.525908	11.427902	8.57%	0
2012	9.800970	10.525908	7.40%	0
2011	10.068668	9.800970	-2.66%	0
2010	9.461446	10.068668	6.42%	0
2009	8.237629	9.461446	14.86%	0
2008*	10.000000	8.237629	-17.62%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.205370	11.448159	2.17%	0
2013	11.730627	11.205370	-4.48%	0
2012	11.182985	11.730627	4.90%	0
2011	10.784411	11.182985	3.70%	0
2010	10.348160	10.784411	4.22%	0
2009	9.763757	10.348160	5.99%	0
2008*	10.000000	9.763757	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	0
2011	11.715238	12.126376	3.51%	0
2010	11.102394	11.715238	5.52%	0
2009	9.769545	11.102394	13.64%	0
2008*	10.000000	9.769545	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.636012	27.267037	-7.99%	0
2013	30.235157	29.636012	-1.98%	0
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0
2010	30.983124	35.052336	13.13%	0
2009	19.464746	30.983124	59.18%	0
2008	47.408702	19.464746	-58.94%	0
2007	33.459249	47.408702	41.69%	0
2006	25.147238	33.459249	33.05%	0
2005	19.468943	25.147238	29.17%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.367522	11.601634	2.06%	0
2013	12.139413	11.367522	-6.36%	0
2012	12.069717	12.139413	0.58%	0
2011	11.529190	12.069717	4.69%	0
2010	11.273580	11.529190	2.27%	0
2009	11.248359	11.273580	0.22%	0
2008	10.698976	11.248359	5.13%	0
2007	10.231074	10.698976	4.57%	0
2006	10.143040	10.231074	0.87%	0
2005	10.063343	10.143040	0.79%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.559487	8.293899	-3.10%	0
2013	7.459759	8.559487	14.74%	0
2012	6.633540	7.459759	12.46%	0
2011	7.551551	6.633540	-12.16%	0
2010	6.846778	7.551551	10.29%	0
2009	5.419158	6.846778	26.34%	0
2008*	10.000000	5.419158	-45.81%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0
2010	8.028332	8.415529	4.82%	0
2009	6.395945	8.028332	25.52%	0
2008	11.515743	6.395945	-44.46%	0
2007	10.787646	11.515743	6.75%	0
2006*	10.000000	10.787646	7.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.255225	21.779300	2.47%	0
2013	17.114406	21.255225	24.19%	0
2012	15.130036	17.114406	13.12%	0
2011	16.135766	15.130036	-6.23%	0
2010	14.422386	16.135766	11.88%	0
2009	11.616670	14.422386	24.15%	0
2008	18.846640	11.616670	-38.36%	0
2007	18.226640	18.846640	3.40%	0
2006	15.978276	18.226640	14.07%	0
2005	15.167023	15.978276	5.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.220928	16.656758	2.69%	1,047
2013	13.908312	16.220928	16.63%	1,056
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.460086	12.634148	1.40%	0
2013	12.178063	12.460086	2.32%	0
2012	11.864224	12.178063	2.65%	0
2011	11.809140	11.864224	0.47%	0
2010	11.426159	11.809140	3.35%	0
2009	10.732127	11.426159	6.47%	0
2008	11.700793	10.732127	-8.28%	0
2007	11.377827	11.700793	2.84%	0
2006	10.980000	11.377827	3.62%	0
2005	10.889154	10.980000	0.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.937451	17.387448	2.66%	0
2013	14.879719	16.937451	13.83%	0
2012	13.758856	14.879719	8.15%	0
2011	14.102159	13.758856	-2.43%	0
2010	13.027001	14.102159	8.25%	0
2009	11.203480	13.027001	16.28%	0
2008	14.946124	11.203480	-25.04%	0
2007	14.495297	14.946124	3.11%	0
2006	13.336606	14.495297	8.69%	0
2005	12.970434	13.336606	2.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.467189	19.941802	2.44%	0
2013	16.298507	19.467189	19.44%	0
2012	14.680173	16.298507	11.02%	0
2011	15.367236	14.680173	-4.47%	0
2010	13.953951	15.367236	10.13%	0
2009	11.493521	13.953951	21.41%	0
2008	17.164824	11.493521	-33.04%	0
2007	16.570109	17.164824	3.59%	4,450
2006	14.821279	16.570109	11.80%	4,723
2005	14.181698	14.821279	4.51%	4,772

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.749667	15.077952	2.23%	1,073
2013	13.676920	14.749667	7.84%	1,082
2012	12.971176	13.676920	5.44%	0
2011	13.020842	12.971176	-0.38%	0
2010	12.293875	13.020842	5.91%	0
2009	10.995112	12.293875	11.81%	0
2008	13.260561	10.995112	-17.08%	0
2007	12.836281	13.260561	3.31%	5,802
2006	12.129392	12.836281	5.83%	6,079
2005	11.893276	12.129392	1.99%	5,854
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.878764	21.062905	5.96%	0
2013	14.944600	19.878764	33.02%	0
2012	12.930791	14.944600	15.57%	629
2011	13.587105	12.930791	-4.83%	629
2010	12.828419	13.587105	5.91%	629
2009*	10.000000	12.828419	28.28%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.892996	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.088185	0.88%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.552970	30.492929	6.79%	0
2013	21.988063	28.552970	29.86%	0
2012	19.178853	21.988063	14.65%	0
2011	20.162568	19.178853	-4.88%	0
2010	16.368904	20.162568	23.18%	0
2009	12.263795	16.368904	33.47%	0
2008	19.777604	12.263795	-37.99%	0
2007	18.842211	19.777604	4.96%	0
2006	17.567024	18.842211	7.26%	0
2005	16.055123	17.567024	9.42%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.928072	8.713799	-2.40%	0
2013	9.147615	8.928072	-2.40%	0
2012	9.373181	9.147615	-2.41%	0
2011	9.603023	9.373181	-2.39%	0
2010	9.839148	9.603023	-2.40%	0
2009	10.076866	9.839148	-2.36%	0
2008	10.116888	10.076866	-0.40%	0
2007	9.892906	10.116888	2.26%	0
2006	9.696233	9.892906	2.03%	0
2005	9.675846	9.696233	0.21%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.523599	13.711644	1.39%	0
2013	14.013744	13.523599	-3.50%	0
2012	12.792147	14.013744	9.55%	797
2011	12.416988	12.792147	3.02%	797
2010	11.504219	12.416988	7.93%	797
2009	9.476576	11.504219	21.40%	603
2008	11.739599	9.476576	-19.28%	0
2007	11.498052	11.739599	2.10%	0
2006	11.236363	11.498052	2.33%	0
2005	11.266279	11.236363	-0.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.449226	10.060512	-3.72%	0
2013	8.842358	10.449226	18.17%	0
2012	7.843017	8.842358	12.74%	0
2011	8.891221	7.843017	-11.79%	0
2010	8.004600	8.891221	11.08%	0
2009	6.025673	8.004600	32.84%	0
2008*	10.000000	6.025673	-39.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.725783	13.862942	-11.85%	0
2013	13.310509	15.725783	18.15%	0
2012	11.652092	13.310509	14.23%	0
2011	14.282635	11.652092	-18.42%	0
2010	13.818983	14.282635	3.36%	0
2009	10.932772	13.818983	26.40%	0
2008	20.930654	10.932772	-47.77%	0
2007	20.882678	20.930654	0.23%	0
2006	17.478955	20.882678	19.47%	0
2005	16.019415	17.478955	9.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.493391	13.431004	7.50%	0
2013	9.523151	12.493391	31.19%	0
2012	8.401781	9.523151	13.35%	0
2011	8.895504	8.401781	-5.55%	0
2010	7.900660	8.895504	12.59%	0
2009	6.258057	7.900660	26.25%	0
2008*	10.000000	6.258057	-37.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.849092	12.749316	7.60%	0
2013	8.990984	11.849092	31.79%	0
2012	7.834394	8.990984	14.76%	0
2011	8.547450	7.834394	-8.34%	0
2010	7.767444	8.547450	10.04%	0
2009	6.246255	7.767444	24.35%	0
2008*	10.000000	6.246255	-37.54%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.293073	13.456586	1.23%	0
2013	9.826246	13.293073	35.28%	0
2012	8.782318	9.826246	11.89%	0
2011	9.417019	8.782318	-6.74%	0
2010	7.629059	9.417019	23.44%	0
2009	6.169051	7.629059	23.67%	0
2008*	10.000000	6.169051	-38.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.171927	16.186032	14.21%	0
2013	10.701997	14.171927	32.42%	0
2012	9.425153	10.701997	13.55%	0
2011	9.885962	9.425153	-4.66%	0
2010	8.466646	9.885962	16.76%	0
2009	6.648947	8.466646	27.34%	0
2008*	10.000000	6.648947	-33.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.207486	20.223057	0.08%	0
2013	14.382735	20.207486	40.50%	0
2012	13.031087	14.382735	10.37%	0
2011	13.466881	13.031087	-3.24%	0
2010	11.028944	13.466881	22.10%	0
2009	8.884717	11.028944	24.13%	0
2008	17.027965	8.884717	-47.82%	0
2007	15.935079	17.027965	6.86%	0
2006	15.852707	15.935079	0.52%	0
2005	15.075139	15.852707	5.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.190460	30.417285	4.20%	0
2013	21.359001	29.190460	36.67%	0
2012	18.191579	21.359001	17.41%	0
2011	19.713111	18.191579	-7.72%	0
2010	15.969545	19.713111	23.44%	0
2009	13.000376	15.969545	22.84%	0
2008	19.676194	13.000376	-33.93%	0
2007	21.734096	19.676194	-9.47%	0
2006	19.015924	21.734096	14.29%	0
2005	18.954921	19.015924	0.32%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.316590	26.809132	-1.86%	0
2013	19.912923	27.316590	37.18%	0
2012	17.707433	19.912923	12.46%	0
2011	19.259724	17.707433	-8.06%	0
2010	15.788870	19.259724	21.98%	0
2009	12.033906	15.788870	31.20%	0
2008	20.002253	12.033906	-39.84%	0
2007	20.115799	20.002253	-0.56%	0
2006	18.441819	20.115799	9.08%	0
2005	16.868575	18.441819	9.33%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.194917	19.856636	9.13%	0
2013	14.253461	18.194917	27.65%	0
2012	12.828388	14.253461	11.11%	0
2011	13.093678	12.828388	-2.03%	0
2010	11.848623	13.093678	10.51%	0
2009	9.668944	11.848623	22.54%	0
2008	16.967780	9.668944	-43.02%	0
2007	16.115265	16.967780	5.29%	0
2006	14.559299	16.115265	10.69%	0
2005	13.935234	14.559299	4.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.478041	13.152227	25.52%	0
2013	10.453450	10.478041	0.24%	0
2012	9.267104	10.453450	12.80%	262
2011	8.945347	9.267104	3.60%	262
2010	7.059729	8.945347	26.71%	262
2009	5.542287	7.059729	27.38%	162
2008*	10.000000	5.542287	-44.58%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	0
2012	10.108599	10.212988	1.03%	0
2011	10.223781	10.108599	-1.13%	0
2010	10.227686	10.223781	-0.04%	0
2009	9.783586	10.227686	4.54%	0
2008*	10.000000	9.783586	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.562210	13.951177	-10.35%	0
2013	13.276862	15.562210	17.21%	0
2012	11.378023	13.276862	16.69%	0
2011	13.311660	11.378023	-14.53%	0
2010	12.824878	13.311660	3.80%	0
2009*	10.000000	12.824878	28.25%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.527813	9.355869	-1.80%	0
2013	9.702266	9.527813	-1.80%	0
2012	9.503798	9.702266	2.09%	0
2011	9.708807	9.503798	-2.11%	0
2010	9.448186	9.708807	2.76%	0
2009	8.542060	9.448186	10.61%	0
2008	10.109792	8.542060	-15.51%	0
2007	9.887928	10.109792	2.24%	0
2006	9.721871	9.887928	1.71%	0
2005	9.818562	9.721871	-0.98%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.927249	18.104191	0.99%	0
2013	12.594887	17.927249	42.34%	0
2012	11.859194	12.594887	6.20%	0
2011	12.280472	11.859194	-3.43%	0
2010	10.519198	12.280472	16.74%	0
2009	8.780080	10.519198	19.81%	0
2008	14.863630	8.780080	-40.93%	0
2007	15.153195	14.863630	-1.91%	0
2006	14.750184	15.153195	2.73%	0
2005	14.686262	14.750184	0.44%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	20.469401	22.052281	7.73%	0
2013	15.241229	20.469401	34.30%	0
2012	14.071878	15.241229	8.31%	0
2011	14.875456	14.071878	-5.40%	0
2010	12.405589	14.875456	19.91%	0
2009	9.671311	12.405589	28.27%	0
2008	16.364175	9.671311	-40.90%	0
2007	15.582420	16.364175	5.02%	0
2006	14.040548	15.582420	10.98%	0
2005	13.461682	14.040548	4.30%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	26.877420	26.771653	-0.39%	0
2013	21.684985	26.877420	23.94%	0
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
2010	18.220521	20.576189	12.93%	0
2009	13.396479	18.220521	36.01%	0
2008	23.004518	13.396479	-41.77%	0
2007	22.221980	23.004518	3.52%	0
2006	19.398534	22.221980	14.55%	0
2005	17.424186	19.398534	11.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.851836	9.854964	0.03%	0
2013	10.131287	9.851836	-2.76%	0
2012*	10.000000	10.131287	1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.966561	-10.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.565331	21.081858	7.75%	0
2013	15.251341	19.565331	28.29%	0
2012	13.401323	15.251341	13.80%	0
2011	13.773502	13.401323	-2.70%	0
2010	12.183755	13.773502	13.05%	0
2009	9.753109	12.183755	24.92%	0
2008	16.282810	9.753109	-40.10%	0
2007	16.020323	16.282810	1.64%	0
2006	14.302317	16.020323	12.01%	0
2005	13.857431	14.302317	3.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.323383	31.955149	8.97%	0
2013	21.364819	29.323383	37.25%	0
2012	18.604010	21.364819	14.84%	0
2011	19.525898	18.604010	-4.72%	0
2010	16.257290	19.525898	20.11%	0
2009	12.168939	16.257290	33.60%	0
2008	20.112327	12.168939	-39.50%	0
2007	20.900654	20.112327	-3.77%	0
2006	18.675684	20.900654	11.91%	0
2005	17.439231	18.675684	7.09%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.303598	10.102046	-1.96%	0
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.086649	8.993138	-1.03%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
2009*	10.000000	10.789730	7.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.054956	10.870369	-1.67%	0
2013	11.353169	11.054956	-2.63%	0
2012	11.000548	11.353169	3.21%	0
2011	11.157851	11.000548	-1.41%	0
2010	10.868605	11.157851	2.66%	0
2009*	10.000000	10.868605	8.69%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.130470	18.513807	8.08%	0
2013	12.936165	17.130470	32.42%	0
2012	11.125813	12.936165	16.27%	0
2011	11.953711	11.125813	-6.93%	0
2010	10.707877	11.953711	11.63%	0
2009	8.451603	10.707877	26.70%	0
2008	14.126361	8.451603	-40.17%	0
2007	15.406108	14.126361	-8.31%	0
2006	13.617198	15.406108	13.14%	0
2005	13.257903	13.617198	2.71%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	17.765047	16.163411	-9.02%	0
2013	14.212168	17.765047	25.00%	0
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
2010	13.719414	14.732968	7.39%	0
2009	11.278549	13.719414	21.64%	0
2008	20.618722	11.278549	-45.30%	0
2007	19.497223	20.618722	5.75%	0
2006	15.639878	19.497223	24.66%	0
2005	14.281341	15.639878	9.51%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.996545	20.342971	7.09%	0
2013	13.542010	18.996545	40.28%	0
2012	12.147428	13.542010	11.48%	0
2011	15.149799	12.147428	-19.82%	0
2010	12.849536	15.149799	17.90%	0
2009	8.032730	12.849536	59.96%	0
2008	13.071164	8.032730	-38.55%	0
2007	12.693644	13.071164	2.97%	0
2006	12.334505	12.693644	2.91%	0
2005	11.956265	12.334505	3.16%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.179612	27.126126	28.08%	0
2013	14.417362	21.179612	46.90%	0
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
2010*	10.000000	10.466501	4.67%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.128259	11.682906	4.98%	0
2013	11.468456	11.128259	-2.97%	0
2012	10.761813	11.468456	6.57%	0
2011	10.460476	10.761813	2.88%	0
2010	10.029772	10.460476	4.29%	0
2009	9.395057	10.029772	6.76%	0
2008	10.750102	9.395057	-12.60%	0
2007	10.469540	10.750102	2.68%	0
2006	10.357447	10.469540	1.08%	0
2005	10.209786	10.357447	1.45%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	19.863112	19.946702	0.42%	0
2013	22.304789	19.863112	-10.95%	0
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
2010	17.351204	18.584654	7.11%	0
2009	13.663256	17.351204	26.99%	0
2008	16.465960	13.663256	-17.02%	0
2007	15.858933	16.465960	3.83%	0
2006	14.663608	15.858933	8.15%	0
2005	13.397269	14.663608	9.45%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.424788	8.230573	-21.05%	0
2013	9.663222	10.424788	7.88%	0
2012*	10.000000	9.663222	-3.37%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.299944	8.107568	-21.29%	0
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.256994	21.314779	-4.23%	0
2013	15.179233	22.256994	46.63%	0
2012	14.418534	15.179233	5.28%	204
2011	15.484207	14.418534	-6.88%	204
2010	12.514207	15.484207	23.73%	204
2009	8.399904	12.514207	48.98%	145

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.001249	11.183179	1.65%	0
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	20.346950	21.692458	6.61%	0
2013	15.496892	20.346950	31.30%	0
2012	13.550302	15.496892	14.37%	0
2011	13.094985	13.550302	3.48%	0
2010	11.900508	13.094985	10.04%	0
2009	10.136716	11.900508	17.40%	0
2008	17.522625	10.136716	-42.15%	0
2007	17.132435	17.522625	2.28%	0
2006	15.011819	17.132435	14.13%	0
2005	14.711581	15.011819	2.04%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.105747	30.932640	6.28%	0
2013	21.677809	29.105747	34.27%	0
2012	18.758889	21.677809	15.56%	0
2011	21.043653	18.758889	-10.86%	0
2010	17.040614	21.043653	23.49%	0
2009	12.245136	17.040614	39.16%	0
2008	19.537545	12.245136	-37.33%	0
2007	19.729605	19.537545	-0.97%	0
2006	17.708748	19.729605	11.41%	0
2005	17.023266	17.708748	4.03%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.032657	12.125175	0.77%	2,474
2013	13.477754	12.032657	-10.72%	2,407
2012	12.866747	13.477754	4.75%	2,007
2011	11.802690	12.866747	9.02%	2,895
2010	11.509854	11.802690	2.54%	2,058
2009	10.705391	11.509854	7.51%	2,476
2008	11.151420	10.705391	-4.00%	689
2007	10.441688	11.151420	6.80%	689
2006	10.535966	10.441688	-0.89%	10,297
2005	10.633674	10.535966	-0.92%	689
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	19.888100	21.793320	9.58%	0
2013	15.047817	19.888100	32.17%	0
2012	13.478027	15.047817	11.65%	0
2011	13.432074	13.478027	0.34%	0
2010	12.092990	13.432074	11.07%	0
2009	10.525912	12.092990	14.89%	0
2008	16.532270	10.525912	-36.33%	0
2007	17.023627	16.532270	-2.89%	0
2006	14.938245	17.023627	13.96%	0
2005	14.650506	14.938245	1.96%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.672675	21.173172	13.39%	125
2013	14.735474	18.672675	26.72%	138
2012	12.997296	14.735474	13.37%	155
2011	13.436344	12.997296	-3.27%	170
2010	11.576682	13.436344	16.06%	167
2009	9.142685	11.576682	26.62%	0
2008	12.415593	9.142685	-26.36%	0
2007	13.045604	12.415593	-4.83%	0
2006	11.122619	13.045604	17.29%	0
2005*	10.000000	11.122619	11.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.434097	14.352496	-0.57%	0
2013	12.932238	14.434097	11.61%	0
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	2,135
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.804601	8.05%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	29.778348	30.536495	2.55%	447
2013	21.693312	29.778348	37.27%	447
2012	19.214633	21.693312	12.90%	447
2011	19.586030	19.214633	-1.90%	21
2010	15.956377	19.586030	22.75%	21
2009	13.083009	15.956377	21.96%	120
2008	19.413832	13.083009	-32.61%	120
2007	20.035455	19.413832	-3.10%	120
2006	17.950420	20.035455	11.62%	120
2005	17.158677	17.950420	4.61%	120
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.053009	22.125167	10.33%	0
2013	15.607855	20.053009	28.48%	0
2012	13.856527	15.607855	12.64%	2,160
2011	13.977313	13.856527	-0.86%	3,167
2010	12.509578	13.977313	11.73%	2,929
2009	10.173974	12.509578	22.96%	5,390
2008	16.640276	10.173974	-38.86%	3,382
2007	16.249423	16.640276	2.41%	3,455
2006	14.457861	16.249423	12.39%	3,508
2005	14.190724	14.457861	1.88%	3,059

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	18.985726	19.970149	5.19%	1,758
2013	16.107778	18.985726	17.87%	3,875
2012	14.993277	16.107778	7.43%	3,872
2011	14.133774	14.993277	6.08%	1,166
2010	12.593764	14.133774	12.23%	1,176
2009	10.562171	12.593764	19.23%	1,177
2008	15.407134	10.562171	-31.45%	1,177
2007	14.783274	15.407134	4.22%	1,177
2006	13.039977	14.783274	13.37%	1,177
2005	12.837908	13.039977	1.57%	1,177
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	17.993364	17.784407	-1.16%	0
2013	12.444353	17.993364	44.59%	0
2012	10.610180	12.444353	17.29%	0
2011	12.655486	10.610180	-16.16%	0
2010	9.916933	12.655486	27.61%	0
2009	8.083446	9.916933	22.68%	0
2008	13.316963	8.083446	-39.30%	0
2007	15.389337	13.316963	-13.47%	0
2006	15.238321	15.389337	0.99%	0
2005	14.797652	15.238321	2.98%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	9.993056	9.804009	-1.89%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.063871	14.499234	-3.75%	0
2013	13.299092	15.063871	13.27%	0
2012	12.391449	13.299092	7.32%	0
2011	13.442572	12.391449	-7.82%	0
2010	12.193781	13.442572	10.24%	0
2009	11.036050	12.193781	10.49%	0
2008	16.085922	11.036050	-31.39%	0
2007	15.041862	16.085922	6.94%	0
2006	13.316875	15.041862	12.95%	0
2005	13.422830	13.316875	-0.79%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.224583	12.343996	0.98%	0
2013	12.438267	12.224583	-1.72%	0
2012	11.650843	12.438267	6.76%	0
2011	11.709583	11.650843	-0.50%	0
2010	11.085499	11.709583	5.63%	0
2009	9.457548	11.085499	17.21%	0
2008	10.487165	9.457548	-9.82%	0
2007	10.226332	10.487165	2.55%	4,379
2006	10.087058	10.226332	1.38%	0
2005	10.238648	10.087058	-1.48%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.583691	13.808896	1.66%	0
2013	12.301440	13.583691	10.42%	0
2012	11.301985	12.301440	8.84%	0
2011	11.634940	11.301985	-2.86%	0
2010	10.597437	11.634940	9.79%	0
2009	8.764105	10.597437	20.92%	0
2008	12.006244	8.764105	-27.00%	0
2007	11.353202	12.006244	5.75%	0
2006	10.620105	11.353202	6.90%	0
2005*	10.000000	10.620105	6.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.032323	14.317559	2.03%	0
2013	12.439711	14.032323	12.80%	0
2012	11.278658	12.439711	10.29%	0
2011	11.706672	11.278658	-3.66%	0
2010	10.496453	11.706672	11.53%	0
2009	8.370448	10.496453	25.40%	0
2008	12.769450	8.370448	-34.45%	0
2007	11.905261	12.769450	7.26%	0
2006	10.924667	11.905261	8.98%	533
2005*	10.000000	10.924667	9.25%	533
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.622477	14.940810	2.18%	0
2013	12.346393	14.622477	18.44%	0
2012	10.988881	12.346393	12.35%	0
2011	11.592302	10.988881	-5.21%	0
2010	10.253829	11.592302	13.05%	0
2009	8.012990	10.253829	27.97%	0
2008	13.286249	8.012990	-39.69%	0
2007	12.262972	13.286249	8.34%	0
2006	11.131386	12.262972	10.17%	5,007
2005*	10.000000	11.131386	11.31%	5,007
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.295656	15.568540	-14.91%	0
2013	15.107258	18.295656	21.11%	0
2012	14.787521	15.107258	2.16%	0
2011	15.989669	14.787521	-7.52%	0
2010	13.755725	15.989669	16.24%	0
2009	9.555447	13.755725	43.96%	954
2008	21.485179	9.555447	-55.53%	0
2007	15.124483	21.485179	42.06%	0
2006	13.294360	15.124483	13.77%	0
2005*	10.000000	13.294360	32.94%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.445395	20.577469	5.82%	0
2013	15.594079	19.445395	24.70%	0
2012	13.657334	15.594079	14.18%	2,081
2011	13.908591	13.657334	-1.81%	2,347
2010	12.406856	13.908591	12.10%	4,788
2009	9.792217	12.406856	26.70%	6,033
2008	17.554161	9.792217	-44.22%	7,139
2007	17.771362	17.554161	-1.22%	7,580
2006	15.189265	17.771362	17.00%	7,580
2005	14.748070	15.189265	2.99%	7,583
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.441809	22.137101	8.29%	915
2013	15.407973	20.441809	32.67%	451
2012	13.807175	15.407973	11.59%	451
2011	14.157816	13.807175	-2.48%	1,148
2010	11.717100	14.157816	20.83%	3,357
2009	9.386449	11.717100	24.83%	3,421
2008	18.262570	9.386449	-48.60%	3,433
2007	14.782584	18.262570	23.54%	3,723
2006	14.218384	14.782584	3.97%	3,723
2005	13.814271	14.218384	2.93%	3,723
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.174124	12.543040	3.03%	593
2013	12.743413	12.174124	-4.47%	592
2012	12.371017	12.743413	3.01%	537
2011	11.847341	12.371017	4.42%	494
2010	11.292485	11.847341	4.91%	527
2009	10.025210	11.292485	12.64%	1,012
2008	10.645498	10.025210	-5.83%	847
2007	10.486033	10.645498	1.52%	1,538
2006	10.321705	10.486033	1.59%	1,228
2005	10.383480	10.321705	-0.59%	449
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	31.857089	32.950955	3.43%	1,901
2013	24.035316	31.857089	32.54%	1,931
2012	21.508216	24.035316	11.75%	3,773
2011	24.731617	21.508216	-13.03%	9,600
2010	19.718277	24.731617	25.42%	9,770
2009	14.463722	19.718277	36.33%	10,766
2008	24.551947	14.463722	-41.09%	12,877
2007	21.824423	24.551947	12.50%	16,139
2006	19.902525	21.824423	9.66%	16,829
2005	17.286403	19.902525	15.13%	17,259

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	21.953568	19.638718	-10.54%	0
2013	17.289053	21.953568	26.98%	0
2012	14.723743	17.289053	17.42%	0
2011	18.259335	14.723743	-19.36%	0
2010	16.589191	18.259335	10.07%	0
2009	13.473207	16.589191	23.13%	0
2008	24.647298	13.473207	-45.34%	0
2007	21.588201	24.647298	14.17%	0
2006	18.789457	21.588201	14.90%	0
2005	16.214347	18.789457	15.88%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	26.721201	27.764218	3.90%	0
2013	21.040925	26.721201	27.00%	229
2012	16.976032	21.040925	23.94%	229
2011	19.130689	16.976032	-11.26%	229
2010	15.522392	19.130689	23.25%	229
2009	10.125372	15.522392	53.30%	470
2008	21.309015	10.125372	-52.48%	470
2007	20.719740	21.309015	2.84%	580
2006	18.307851	20.719740	13.17%	580
2005	18.321666	18.307851	-0.08%	580
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
2008*	10.000000	6.546717	-34.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.589628	13.868585	2.05%	1,933
2013	12.226344	13.589628	11.15%	1,933
2012	11.126373	12.226344	9.89%	1,933
2011	11.139588	11.126373	-0.12%	1,933
2010	10.134822	11.139588	9.91%	1,933
2009	7.661922	10.134822	32.28%	0
2008	11.165991	7.661922	-31.38%	0
2007	11.033444	11.165991	1.20%	0
2006*	10.000000	11.033444	10.33%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	21.190555	22.474566	6.06%	1,163
2013	16.749669	21.190555	26.51%	2,543
2012	15.336784	16.749669	9.21%	2,568
2011	14.831381	15.336784	3.41%	6,596
2010	12.601987	14.831381	17.69%	7,311
2009	11.009094	12.601987	14.47%	10,015
2008	15.481515	11.009094	-28.89%	11,521
2007	16.310931	15.481515	-5.09%	12,869
2006	14.275060	16.310931	14.26%	13,430
2005	14.147775	14.275060	0.90%	13,957
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.492831	28.934338	-1.89%	102
2013	22.191355	29.492831	32.90%	98
2012	19.216436	22.191355	15.48%	107
2011	20.467817	19.216436	-6.11%	811
2010	16.363254	20.467817	25.08%	557
2009	12.987653	16.363254	25.99%	628
2008	19.877499	12.987653	-34.66%	277
2007	20.876474	19.877499	-4.79%	199
2006	18.292933	20.876474	14.12%	199
2005	17.239551	18.292933	6.11%	199
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.273505	-7.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	22.440018	19.453201	-13.31%	236
2013	18.706324	22.440018	19.96%	0
2012	16.219849	18.706324	15.33%	0
2011	18.605312	16.219849	-12.82%	0
2010	17.593188	18.605312	5.75%	0
2009	13.160142	17.593188	33.69%	0
2008	22.628094	13.160142	-41.84%	0
2007	20.093511	22.628094	12.61%	0
2006	16.959584	20.093511	18.48%	0
2005	15.779632	16.959584	7.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.677654	9.613586	-0.66%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.831203	10.037204	2.10%	0
2013*	10.000000	9.831203	-1.69%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.845525	10.782556	-8.97%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.050172	13.770342	5.52%	0
2013	9.569510	13.050172	36.37%	0
2012*	10.000000	9.569510	-4.30%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.382949	12.583205	1.62%	0
2013	9.881198	12.382949	25.32%	0
2012*	10.000000	9.881198	-1.19%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.877222	13.527888	5.05%	2,407
2013	9.663340	12.877222	33.26%	3,119
2012*	10.000000	9.663340	-3.37%	3,171
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.027608	14.811582	-7.59%	0
2013	13.130111	16.027608	22.07%	0
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
2010	11.769096	12.476976	6.01%	0
2009*	10.000000	11.769096	17.69%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.567330	11.498878	-0.59%	881
2013	10.731073	11.567330	7.79%	0
2012*	10.000000	10.731073	7.31%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.662547	13.324353	5.23%	0
2013	9.989704	12.662547	26.76%	0
2012*	10.000000	9.989704	-0.10%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	19.874798	20.985139	5.59%	0
2013	17.006117	19.874798	16.87%	0
2012	15.377492	17.006117	10.59%	0
2011	15.552102	15.377492	-1.12%	0
2010	14.745250	15.552102	5.47%	0
2009	12.036257	14.745250	22.51%	0
2008	14.699480	12.036257	-18.12%	0
2007	13.664876	14.699480	7.57%	0
2006	12.685875	13.664876	7.72%	0
2005	12.078253	12.685875	5.03%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	24.939869	26.388977	5.81%	140
2013	19.532986	24.939869	27.68%	147
2012	16.167280	19.532986	20.82%	158
2011	17.808797	16.167280	-9.22%	185
2010	17.144910	17.808797	3.87%	172
2009	12.036669	17.144910	42.44%	0
2008	22.157894	12.036669	-45.68%	573
2007	16.626188	22.157894	33.27%	573
2006	15.618794	16.626188	6.45%	573
2005	14.223799	15.618794	9.81%	573
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.051049	13.921416	6.67%	0
2013	9.881473	13.051049	32.08%	0
2012*	10.000000	9.881473	-1.19%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	30.651982	26.282130	-14.26%	0
2013	27.494918	30.651982	11.48%	0
2012	24.904638	27.494918	10.40%	0
2011	37.731406	24.904638	-33.99%	0
2010	30.937956	37.731406	21.96%	0
2009	17.710580	30.937956	74.69%	0
2008	38.008036	17.710580	-53.40%	0
2007	30.511422	38.008036	24.87%	1,003
2006	21.278655	30.511422	43.39%	0
2005	16.531078	21.278655	28.72%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.766000	9.084883	-6.97%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.980589	12.615834	-9.76%	0
2013	10.148427	13.980589	37.76%	0
2012*	10.000000	10.148427	1.48%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.037893	24.766325	7.50%	775
2013	17.416548	23.037893	32.28%	821
2012	15.407826	17.416548	13.04%	871
2011	15.868026	15.407826	-2.90%	1,317
2010	14.625800	15.868026	8.49%	936
2009	12.244149	14.625800	19.45%	1,144
2008	18.662974	12.244149	-34.39%	915
2007	17.783782	18.662974	4.94%	967
2006	15.127122	17.783782	17.56%	1,060
2005	14.564059	15.127122	3.87%	1,194
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.390984	14.197421	-1.35%	1,294
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	377
2010*	10.000000	10.666554	6.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.623372	13.673813	8.32%	0
2013	9.999463	12.623372	26.24%	0
2012	9.009608	9.999463	10.99%	0
2011*	10.000000	9.009608	-9.90%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.155436	21.105626	10.18%	0
2013	14.912983	19.155436	28.45%	0
2012	13.358640	14.912983	11.64%	0
2011	13.627181	13.358640	-1.97%	0
2010	12.345554	13.627181	10.38%	0
2009*	10.000000	12.345554	23.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.950052	13.263205	2.42%	11,296
2013	10.767889	12.950052	20.27%	11,296
2012	9.539637	10.767889	12.88%	12,628
2011	9.688680	9.539637	-1.54%	12,628
2010	8.866355	9.688680	9.27%	12,628
2009	7.364637	8.866355	20.39%	12,628
2008	10.751051	7.364637	-31.50%	12,628
2007	10.384782	10.751051	3.53%	0
2006*	10.000000	10.384782	3.85%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.393909	10.644051	2.41%	0
2013	10.936450	10.393909	-4.96%	0
2012	10.681302	10.936450	2.39%	0
2011	10.356028	10.681302	3.14%	0
2010	10.016084	10.356028	3.39%	0
2009	9.155239	10.016084	9.40%	0
2008	10.413211	9.155239	-12.08%	0
2007	10.367005	10.413211	0.45%	0
2006*	10.000000	10.367005	3.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.121426	14.028293	-0.66%	72
2013	11.252912	14.121426	25.49%	73
2012	9.449129	11.252912	19.09%	82
2011	10.680333	9.449129	-11.53%	596
2010	9.836750	10.680333	8.58%	82
2009	7.121110	9.836750	38.14%	0
2008	11.896907	7.121110	-40.14%	0
2007	10.665256	11.896907	11.55%	2,567
2006*	10.000000	10.665256	6.65%	2,179
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.725135	13.414728	5.42%	707
2013	10.064440	12.725135	26.44%	737
2012	8.788420	10.064440	14.52%	777
2011	9.451825	8.788420	-7.02%	1,588
2010	8.197583	9.451825	15.30%	825
2009	6.055135	8.197583	35.38%	555
2008	11.127375	6.055135	-45.58%	896
2007	10.195307	11.127375	9.14%	327
2006*	10.000000	10.195307	1.95%	340
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.460607	12.323246	7.53%	0
2013	8.835394	11.460607	29.71%	0
2012	7.737544	8.835394	14.19%	0
2011	8.112854	7.737544	-4.63%	0
2010	7.493979	8.112854	8.26%	0
2009	5.878154	7.493979	27.49%	0
2008	9.729601	5.878154	-39.58%	0
2007*	10.000000	9.729601	-2.70%	2,996

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.981635	17.988437	0.04%	0
2013	17.215671	17.981635	4.45%	0
2012	15.406410	17.215671	11.74%	0
2011	15.211657	15.406410	1.28%	0
2010	13.780774	15.211657	10.38%	0
2009	9.675824	13.780774	42.42%	0
2008	13.774431	9.675824	-29.76%	0
2007	13.693028	13.774431	0.59%	0
2006	12.690302	13.693028	7.90%	0
2005	12.705685	12.690302	-0.12%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	20.927423	22.236970	6.26%	1,120
2013	15.855651	20.927423	31.99%	1,135
2012	13.755304	15.855651	15.27%	1,158
2011	14.468988	13.755304	-4.93%	4,592
2010	12.847687	14.468988	12.62%	4,697
2009	10.267780	12.847687	25.13%	5,255
2008	16.766670	10.267780	-38.76%	6,200
2007	17.650248	16.766670	-5.01%	7,297
2006	15.656179	17.650248	12.74%	13,838
2005	15.438204	15.656179	1.41%	6,831
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.709573	12.171916	3.95%	0
2013	8.362865	11.709573	40.02%	0
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0
2010	7.564284	8.514414	12.56%	0
2009	5.069348	7.564284	49.22%	0
2008*	10.000000	5.069348	-49.31%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.994018	14.007851	7.80%	172
2013	9.613812	12.994018	35.16%	172
2012	8.848570	9.613812	8.65%	172
2011	9.376582	8.848570	-5.63%	822
2010	7.778999	9.376582	20.54%	172
2009	6.074785	7.778999	28.05%	1,519
2008*	10.000000	6.074785	-39.25%	1,756
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	567
2008*	10.000000	6.307499	-36.93%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.535855	11.736821	1.74%	0
2013	10.313805	11.535855	11.85%	0
2012	9.520408	10.313805	8.33%	0
2011	9.892056	9.520408	-3.76%	0
2010	9.184621	9.892056	7.70%	0
2009	7.857757	9.184621	16.89%	0
2008*	10.000000	7.857757	-21.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.711257	11.960975	2.13%	3,840
2013	9.901625	11.711257	18.28%	4,116
2012	8.932272	9.901625	10.85%	4,314
2011	9.483120	8.932272	-5.81%	4,360
2010	8.649552	9.483120	9.64%	4,401
2009	7.141169	8.649552	21.12%	0
2008*	10.000000	7.141169	-28.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.976728	11.065063	0.80%	0
2013	10.723441	10.976728	2.36%	0
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
2009	8.999173	9.921753	10.25%	0
2008*	10.000000	8.999173	-10.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.741417	10.715069	-0.25%	0
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.878865	10.719865	-1.46%	0
2013*	10.000000	10.878865	8.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.627625	11.861117	2.01%	4,313
2013	10.118089	11.627625	14.92%	4,357
2012	9.230927	10.118089	9.61%	4,402
2011	9.688277	9.230927	-4.72%	4,448
2010	8.917492	9.688277	8.64%	15,529
2009	7.496218	8.917492	18.96%	11,735
2008*	10.000000	7.496218	-25.04%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.662954	11.896201	2.00%	5,930
2013	9.620270	11.662954	21.23%	5,930
2012	8.607021	9.620270	11.77%	5,930
2011	9.255130	8.607021	-7.00%	5,930
2010	8.372890	9.255130	10.54%	5,930
2009	6.780906	8.372890	23.48%	5,930
2008*	10.000000	6.780906	-32.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.394765	11.569351	1.53%	0
2013	10.500768	11.394765	8.51%	0
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0
2010	9.453358	10.054916	6.36%	0
2009	8.234811	9.453358	14.80%	0
2008*	10.000000	8.234811	-17.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.172906	11.409145	2.11%	0
2013	11.702639	11.172906	-4.53%	0
2012	11.162036	11.702639	4.84%	0
2011	10.769716	11.162036	3.64%	0
2010	10.339346	10.769716	4.16%	0
2009	9.760428	10.339346	5.93%	0
2008*	10.000000	9.760428	-2.40%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
2008*	10.000000	9.766207	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.471290	27.101581	-8.04%	0
2013	30.082523	29.471290	-2.03%	0
2012	26.360942	30.082523	14.12%	0
2011	34.911183	26.360942	-24.49%	0
2010	30.874151	34.911183	13.08%	0
2009	19.406222	30.874151	59.09%	0
2008	47.290499	19.406222	-58.96%	0
2007	33.393003	47.290499	41.62%	0
2006	25.110278	33.393003	32.99%	0
2005	19.450243	25.110278	29.10%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.304328	11.531230	2.01%	337
2013	12.078110	11.304328	-6.41%	333
2012	12.014948	12.078110	0.53%	305
2011	11.482739	12.014948	4.63%	282
2010	11.233920	11.482739	2.21%	800
2009	11.214537	11.233920	0.17%	1,711
2008	10.672268	11.214537	5.08%	2,055
2007	10.210801	10.672268	4.52%	1,914
2006	10.128125	10.210801	0.82%	1,902
2005	10.053669	10.128125	0.74%	1,252
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.534667	8.265612	-3.15%	175
2013	7.441930	8.534667	14.68%	176
2012	6.621084	7.441930	12.40%	184
2011	7.541235	6.621084	-12.20%	188
2010	6.840924	7.541235	10.24%	176
2009	5.417302	6.840924	26.28%	0
2008*	10.000000	5.417302	-45.83%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.715751	8.891202	-8.49%	0
2013	8.230355	9.715751	18.05%	0
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0
2010	8.013249	8.395416	4.77%	0
2009	6.387196	8.013249	25.46%	0
2008	11.505905	6.387196	-44.49%	0
2007	10.783989	11.505905	6.69%	0
2006*	10.000000	10.783989	7.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.137153	21.647226	2.41%	1,048
2013	17.028058	21.137153	24.13%	12,596
2012	15.061426	17.028058	13.06%	12,596
2011	16.070800	15.061426	-6.28%	23,568
2010	14.371664	16.070800	11.82%	36,710
2009	11.581745	14.371664	24.09%	121,506
2008	18.799631	11.581745	-38.39%	252,623
2007	18.190547	18.799631	3.35%	339,786
2006	15.954789	18.190547	14.01%	362,870
2005	15.152466	15.954789	5.29%	376,490
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.250793	14.539078	2.02%	7,054
2013	12.879669	14.250793	10.65%	7,401
2012	12.070926	12.879669	6.70%	8,613
2011	12.264902	12.070926	-1.58%	9,139
2010	11.449122	12.264902	7.13%	9,675
2009*	10.000000	11.449122	14.49%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.182203	16.608483	2.63%	5,944
2013	13.882209	16.182203	16.57%	6,175
2012	12.678546	13.882209	9.49%	6,351
2011	13.119072	12.678546	-3.36%	6,417
2010	12.004174	13.119072	9.29%	6,477
2009*	10.000000	12.004174	20.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.390833	12.557503	1.35%	21,423
2013	12.116591	12.390833	2.26%	22,516
2012	11.810399	12.116591	2.59%	23,610
2011	11.761574	11.810399	0.42%	24,705
2010	11.385965	11.761574	3.30%	25,832
2009	10.699867	11.385965	6.41%	46,166
2008	11.671609	10.699867	-8.33%	58,334
2007	11.355298	11.671609	2.79%	72,953
2006	10.963864	11.355298	3.57%	46,295
2005	10.878703	10.963864	0.78%	48,781
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.843303	17.281934	2.60%	24,841
2013	14.804597	16.843303	13.77%	32,359
2012	13.696431	14.804597	8.09%	33,326
2011	14.045357	13.696431	-2.48%	34,035
2010	12.981180	14.045357	8.20%	55,701
2009	11.169797	12.981180	16.22%	123,715
2008	14.908837	11.169797	-25.08%	195,921
2007	14.466587	14.908837	3.06%	218,142
2006	13.316989	14.466587	8.63%	254,427
2005	12.957978	13.316989	2.77%	294,680
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.359015	19.820834	2.39%	8,100
2013	16.216236	19.359015	19.38%	41,498
2012	14.613576	16.216236	10.97%	42,289
2011	15.305353	14.613576	-4.52%	53,116
2010	13.904885	15.305353	10.07%	93,219
2009	11.458975	13.904885	21.34%	146,957
2008	17.122021	11.458975	-33.07%	206,790
2007	16.537302	17.122021	3.54%	275,895
2006	14.799488	16.537302	11.74%	300,571
2005	14.168087	14.799488	4.46%	308,858

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.667717	14.986498	2.17%	0
2013	13.607902	14.667717	7.79%	0
2012	12.912340	13.607902	5.39%	0
2011	12.968407	12.912340	-0.43%	0
2010	12.250643	12.968407	5.86%	0
2009	10.962065	12.250643	11.75%	6,474
2008	13.227483	10.962065	-17.13%	10,584
2007	12.810853	13.227483	3.25%	10,629
2006	12.111554	12.810853	5.77%	11,763
2005	11.881848	12.111554	1.93%	16,128
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.831292	21.001836	5.90%	1,392
2013	14.916545	19.831292	32.95%	3,806
2012	12.913148	14.916545	15.51%	3,835
2011	13.575509	12.913148	-4.88%	8,621
2010	12.824034	13.575509	5.86%	12,371
2009*	10.000000	12.824034	28.24%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.890629	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.394294	30.307927	6.74%	204
2013	21.877072	28.394294	29.79%	207
2012	19.091840	21.877072	14.59%	226
2011	20.081365	19.091840	-4.93%	243
2010	16.311332	20.081365	23.11%	241
2009	12.226918	16.311332	33.41%	390
2008	19.728273	12.226918	-38.02%	380
2007	18.804895	19.728273	4.91%	126
2006	17.541202	18.804895	7.20%	126
2005	16.039710	17.541202	9.36%	126
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.878284	8.660763	-2.45%	8,350
2013	9.101263	8.878284	-2.45%	14,334
2012	9.330477	9.101263	-2.46%	14,556
2011	9.564155	9.330477	-2.44%	10,053
2010	9.804346	9.564155	-2.45%	9,590
2009	10.046370	9.804346	-2.41%	2,770
2008	10.091441	10.046370	-0.45%	30,065
2007	9.873106	10.091441	2.21%	18,218
2006	9.681775	9.873106	1.98%	41,213
2005	9.666356	9.681775	0.16%	4,198

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.448409	13.628416	1.34%	1,283
2013	13.942977	13.448409	-3.55%	1,278
2012	12.734088	13.942977	9.49%	1,136
2011	12.366951	12.734088	2.97%	1,071
2010	11.463730	12.366951	7.88%	1,145
2009	9.448066	11.463730	21.33%	1,204
2008	11.710288	9.448066	-19.32%	0
2007	11.475254	11.710288	2.05%	0
2006	11.219811	11.475254	2.28%	0
2005	11.255447	11.219811	-0.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.418884	10.026157	-3.77%	1,117
2013	8.821203	10.418884	18.11%	2,890
2012	7.828271	8.821203	12.68%	2,935
2011	8.879061	7.828271	-11.83%	1,168
2010	7.997740	8.879061	11.02%	1,098
2009	6.023605	7.997740	32.77%	3,019
2008*	10.000000	6.023605	-39.76%	1,901
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.640019	13.780267	-11.89%	1,247
2013	13.244704	15.640019	18.09%	0
2012	11.600435	13.244704	14.17%	0
2011	14.226616	11.600435	-18.46%	0
2010	13.771826	14.226616	3.30%	0
2009	10.901052	13.771826	26.33%	0
2008	20.880662	10.901052	-47.79%	0
2007	20.843538	20.880662	0.18%	0
2006	17.455106	20.843538	19.41%	0
2005	16.005733	17.455106	9.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.457182	13.385223	7.45%	1,902
2013	9.500417	12.457182	31.12%	4,997
2012	8.386027	9.500417	13.29%	5,125
2011	8.883372	8.386027	-5.60%	4,866
2010	7.893914	8.883372	12.53%	5,250
2009	6.255910	7.893914	26.18%	4,306
2008*	10.000000	6.255910	-37.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.814708	12.705809	7.54%	2,752
2013	8.969491	11.814708	31.72%	3,954
2012	7.819674	8.969491	14.70%	4,346
2011	8.535760	7.819674	-8.39%	6,086
2010	7.760798	8.535760	9.99%	6,163
2009	6.244104	7.760798	24.29%	5,558
2008*	10.000000	6.244104	-37.56%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.254513	13.410681	1.18%	821
2013	9.802758	13.254513	35.21%	3,157
2012	8.765824	9.802758	11.83%	3,262
2011	9.404150	8.765824	-6.79%	1,383
2010	7.622543	9.404150	23.37%	1,385
2009	6.166942	7.622543	23.60%	2,550
2008*	10.000000	6.166942	-38.33%	535
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.130800	16.130810	14.15%	2,763
2013	10.676407	14.130800	32.36%	790
2012	9.407443	10.676407	13.49%	896
2011	9.872439	9.407443	-4.71%	960
2010	8.459404	9.872439	16.70%	941
2009	6.646660	8.459404	27.27%	1,889
2008*	10.000000	6.646660	-33.53%	1,360
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.095190	20.100361	0.03%	294
2013	14.310125	20.095190	40.43%	273
2012	12.971963	14.310125	10.32%	317
2011	13.412632	12.971963	-3.29%	511
2010	10.990144	13.412632	22.04%	513
2009	8.857995	10.990144	24.07%	544
2008	16.985489	8.857995	-47.85%	148
2007	15.903523	16.985489	6.80%	148
2006	15.829399	15.903523	0.47%	148
2005	15.060659	15.829399	5.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.028207	30.232737	4.15%	130
2013	21.251152	29.028207	36.60%	128
2012	18.109016	21.251152	17.35%	151
2011	19.633679	18.109016	-7.77%	179
2010	15.913342	19.633679	23.38%	166
2009	12.961264	15.913342	22.78%	220
2008	19.627066	12.961264	-33.96%	39
2007	21.691010	19.627066	-9.52%	39
2006	18.987931	21.691010	14.24%	39
2005	18.936699	18.987931	0.27%	39

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.164786	26.646467	-1.91%	0
2013	19.812405	27.164786	37.11%	0
2012	17.627098	19.812405	12.40%	0
2011	19.182155	17.627098	-8.11%	0
2010	15.733331	19.182155	21.92%	0
2009	11.997722	15.733331	31.14%	0
2008	19.952370	11.997722	-39.87%	0
2007	20.075975	19.952370	-0.62%	0
2006	18.414714	20.075975	9.02%	176
2005	16.852384	18.414714	9.27%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.093764	19.736135	9.08%	120
2013	14.181484	18.093764	27.59%	120
2012	12.770164	14.181484	11.05%	120
2011	13.040921	12.770164	-2.08%	120
2010	11.806930	13.040921	10.45%	120
2009	9.639863	11.806930	22.48%	991
2008	16.925444	9.639863	-43.05%	1,237
2007	16.083340	16.925444	5.24%	1,186
2006	14.537894	16.083340	10.63%	1,185
2005	13.921850	14.537894	4.43%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.447617	13.107320	25.46%	0
2013	10.428437	10.447617	0.18%	0
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
2010	7.053674	8.933092	26.64%	308
2009	5.540370	7.053674	27.31%	308
2008*	10.000000	5.540370	-44.60%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.607630	12.804043	10.31%	0
2013*	10.000000	11.607630	16.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.949451	9.753627	-1.97%	0
2013	10.188609	9.949451	-2.35%	0
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	923
2010	10.218966	10.209834	-0.09%	0
2009	9.780247	10.218966	4.49%	0
2008*	10.000000	9.780247	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.471729	12.719885	1.99%	0
2013*	10.000000	12.471729	24.72%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.525035	13.910722	-10.40%	153
2013	13.251925	15.525035	17.15%	153
2012	11.362488	13.251925	16.63%	153
2011	13.300288	11.362488	-14.57%	1,738
2010	12.820489	13.300288	3.74%	1,400
2009*	10.000000	12.820489	28.20%	1,334
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.474844	9.299090	-1.85%	206
2013	9.653269	9.474844	-1.85%	195
2012	9.460660	9.653269	2.04%	164
2011	9.669694	9.460660	-2.16%	139
2010	9.414950	9.669694	2.71%	148
2009	8.516376	9.414950	10.55%	143
2008	10.084556	8.516376	-15.55%	461
2007	9.868330	10.084556	2.19%	570
2006	9.707576	9.868330	1.66%	496
2005	9.809131	9.707576	-1.04%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.827587	17.994318	0.94%	0
2013	12.531297	17.827587	42.26%	0
2012	11.805386	12.531297	6.15%	0
2011	12.231000	11.805386	-3.48%	0
2010	10.482189	12.231000	16.68%	0
2009	8.753677	10.482189	19.75%	0
2008	14.826537	8.753677	-40.96%	0
2007	15.123174	14.826537	-1.96%	0
2006	14.728489	15.123174	2.68%	0
2005	14.672165	14.728489	0.38%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	20.357798	21.920812	7.68%	0
2013	15.165902	20.357798	34.23%	0
2012	14.009524	15.165902	8.25%	0
2011	14.817127	14.009524	-5.45%	0
2010	12.363271	14.817127	19.85%	0
2009	9.643260	12.363271	28.21%	0
2008	16.325115	9.643260	-40.93%	856
2007	15.553233	16.325115	4.96%	2,571
2006	14.021406	15.553233	10.92%	2,557
2005	13.450191	14.021406	4.25%	249

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	26.728050	26.609221	-0.44%	0
2013	21.575524	26.728050	23.88%	0
2012	18.287258	21.575524	17.98%	0
2011	20.493329	18.287258	-10.76%	0
2010	18.156435	20.493329	12.87%	0
2009	13.356205	18.156435	35.94%	0
2008	22.947137	13.356205	-41.80%	0
2007	22.177973	22.947137	3.47%	0
2006	19.370009	22.177973	14.50%	0
2005	17.407459	19.370009	11.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.845876	9.843950	-0.02%	0
2013	10.130354	9.845876	-2.81%	0
2012*	10.000000	10.130354	1.30%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.963479	-10.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.456613	20.953972	7.70%	523
2013	15.174360	19.456613	28.22%	529
2012	13.340525	15.174360	13.75%	2,752
2011	13.718026	13.340525	-2.75%	4,121
2010	12.140898	13.718026	12.99%	4,173
2009	9.723776	12.140898	24.86%	5,304
2008	16.242194	9.723776	-40.13%	5,460
2007	15.988600	16.242194	1.59%	5,860
2006	14.281290	15.988600	11.95%	6,297
2005	13.844123	14.281290	3.16%	5,057
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.160427	31.761287	8.92%	0
2013	21.256961	29.160427	37.18%	0
2012	18.519597	21.256961	14.78%	0
2011	19.447255	18.519597	-4.77%	0
2010	16.200094	19.447255	20.04%	0
2009	12.132345	16.200094	33.53%	0
2008	20.062157	12.132345	-39.53%	349
2007	20.859269	20.062157	-3.82%	263
2006	18.648225	20.859269	11.86%	254
2005	17.422486	18.648225	7.04%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.294780	10.088216	-2.01%	0
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.083527	8.985441	-1.08%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.028531	10.838833	-1.72%	2,135
2013	11.331841	11.028531	-2.68%	2,058
2012	10.985525	11.331841	3.15%	1,834
2011	11.148319	10.985525	-1.46%	1,638
2010	10.864884	11.148319	2.61%	1,703
2009*	10.000000	10.864884	8.65%	4,103
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.130569	10.294216	1.62%	0
2013	10.602684	10.130569	-4.45%	0
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	942
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.037097	18.403462	8.02%	714
2013	12.872244	17.037097	32.36%	0
2012	11.076524	12.872244	16.21%	0
2011	11.906838	11.076524	-6.97%	0
2010	10.671349	11.906838	11.58%	585
2009	8.427091	10.671349	26.63%	585
2008	14.092627	8.427091	-40.20%	585
2007	15.377247	14.092627	-8.35%	585
2006	13.598634	15.377247	13.08%	585
2005	13.246585	13.598634	2.66%	585
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	17.668213	16.067069	-9.06%	0
2013	14.141941	17.668213	24.93%	0
2012	11.891687	14.141941	18.92%	0
2011	14.675213	11.891687	-18.97%	0
2010	13.672627	14.675213	7.33%	0
2009	11.245851	13.672627	21.58%	0
2008	20.569506	11.245851	-45.33%	0
2007	19.460698	20.569506	5.70%	0
2006	15.618561	19.460698	24.60%	0
2005	14.269156	15.618561	9.46%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.893029	20.221740	7.03%	0
2013	13.475107	18.893029	40.21%	0
2012	12.093623	13.475107	11.42%	0
2011	15.090407	12.093623	-19.86%	0
2010	12.805711	15.090407	17.84%	0
2009	8.009437	12.805711	59.88%	0
2008	13.039960	8.009437	-38.58%	0
2007	12.669848	13.039960	2.92%	0
2006	12.317677	12.669848	2.86%	0
2005	11.946053	12.317677	3.11%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.139924	27.061434	28.01%	0
2013	14.397717	21.139924	46.83%	0
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.067597	11.613262	4.93%	499
2013	11.411780	11.067597	-3.02%	504
2012	10.714135	11.411780	6.51%	419
2011	10.419454	10.714135	2.83%	785
2010	9.995553	10.419454	4.24%	2,231
2009	9.367803	9.995553	6.70%	2,617
2008	10.724417	9.367803	-12.65%	2,945
2007	10.449907	10.724417	2.63%	3,518
2006	10.343311	10.449907	1.03%	3,632
2005	10.201060	10.343311	1.39%	5,239
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	19.751415	19.824361	0.37%	0
2013	22.190731	19.751415	-10.99%	0
2012	19.299357	22.190731	14.98%	0
2011	18.508573	19.299357	4.27%	0
2010	17.289027	18.508573	7.05%	0
2009	13.621265	17.289027	26.93%	0
2008	16.423787	13.621265	-17.06%	0
2007	15.826474	16.423787	3.77%	0
2006	14.641085	15.826474	8.10%	0
2005	13.383536	14.641085	9.40%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.415881	8.219320	-21.09%	0
2013	9.659912	10.415881	7.83%	0
2012*	10.000000	9.659912	-3.40%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.153176	21.204482	-4.28%	130
2013	15.116155	22.153176	46.55%	114
2012	14.365998	15.116155	5.22%	139
2011	15.435678	14.365998	-6.93%	162
2010	12.481372	15.435678	23.67%	154
2009	8.382156	12.481372	48.90%	2,134

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.991850	11.167910	1.60%	0
2013	10.071761	10.991850	9.14%	0
2012*	10.000000	10.071761	0.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	20.233838	21.560805	6.56%	0
2013	15.418638	20.233838	31.23%	0
2012	13.488804	15.418638	14.31%	0
2011	13.042218	13.488804	3.42%	0
2010	11.858632	13.042218	9.98%	0
2009	10.106228	11.858632	17.34%	0
2008	17.478899	10.106228	-42.18%	0
2007	17.098488	17.478899	2.22%	0
2006	14.989726	17.098488	14.07%	0
2005	14.697438	14.989726	1.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	28.943932	30.744896	6.22%	1,012
2013	21.568341	28.943932	34.20%	2,575
2012	18.673764	21.568341	15.50%	5,404
2011	20.958881	18.673764	-10.90%	6,897
2010	16.980652	20.958881	23.43%	5,543
2009	12.208317	16.980652	39.09%	4,955
2008	19.488802	12.208317	-37.36%	3,778
2007	19.690530	19.488802	-1.02%	0
2006	17.682705	19.690530	11.35%	0
2005	17.006918	17.682705	3.97%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.964989	12.050803	0.72%	1,698
2013	13.408846	11.964989	-10.77%	9,629
2012	12.807549	13.408846	4.69%	18,601
2011	11.754386	12.807549	8.96%	17,263
2010	11.468616	11.754386	2.49%	18,958
2009	10.672506	11.468616	7.46%	17,150
2008	11.122866	10.672506	-4.05%	9,132
2007	10.420323	11.122866	6.74%	0
2006	10.519787	10.420323	-0.95%	0
2005	10.622776	10.519787	-0.97%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	19.777557	21.661088	9.52%	0
2013	14.971840	19.777557	32.10%	0
2012	13.416864	14.971840	11.59%	0
2011	13.377954	13.416864	0.29%	0
2010	12.050436	13.377954	11.02%	0
2009	10.494252	12.050436	14.83%	0
2008	16.491019	10.494252	-36.36%	0
2007	16.989915	16.491019	-2.94%	497
2006	14.916281	16.989915	13.90%	497
2005	14.636444	14.916281	1.91%	497

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.589880	21.068494	13.33%	1,752
2013	14.677656	18.589880	26.65%	3,863
2012	12.952956	14.677656	13.32%	9,138
2011	13.397363	12.952956	-3.32%	9,908
2010	11.549002	13.397363	16.00%	10,597
2009	9.125504	11.549002	26.56%	11,422
2008	12.398637	9.125504	-26.40%	5,446
2007	13.034513	12.398637	-4.88%	2,046
2006	11.118840	13.034513	17.23%	0
2005*	10.000000	11.118840	11.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.399589	14.310852	-0.62%	0
2013	12.907941	14.399589	11.56%	2,193
2012	12.039719	12.907941	7.21%	0
2011	12.814249	12.039719	-6.04%	0
2010	11.973852	12.814249	7.02%	0
2009*	10.000000	11.973852	19.74%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.135084	12.496433	2.98%	313
2013*	10.000000	12.135084	21.35%	2,958
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.800903	8.01%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	29.612795	30.351154	2.49%	498
2013	21.583752	29.612795	37.20%	515
2012	19.127417	21.583752	12.84%	1,069
2011	19.507113	19.127417	-1.95%	1,210
2010	15.900235	19.507113	22.68%	1,884
2009	13.043660	15.900235	21.90%	1,980
2008	19.365387	13.043660	-32.64%	1,785
2007	19.995764	19.365387	-3.15%	290
2006	17.924022	19.995764	11.56%	391
2005	17.142195	17.924022	4.56%	406
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.941540	21.990908	10.28%	0
2013	15.529047	19.941540	28.41%	1,603
2012	13.793651	15.529047	12.58%	1,212
2011	13.921012	13.793651	-0.91%	200
2010	12.465567	13.921012	11.68%	196
2009	10.143381	12.465567	22.89%	202
2008	16.598760	10.143381	-38.89%	205
2007	16.217239	16.598760	2.35%	0
2006	14.436596	16.217239	12.33%	0
2005	14.177097	14.436596	1.83%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	18.880167	19.848944	5.13%	3,097
2013	16.026437	18.880167	17.81%	1,844
2012	14.925244	16.026437	7.38%	3,574
2011	14.076841	14.925244	6.03%	2,872
2010	12.549459	14.076841	12.17%	3,182
2009	10.530416	12.549459	19.17%	936
2008	15.368705	10.530416	-31.48%	0
2007	14.754004	15.368705	4.17%	0
2006	13.020813	14.754004	13.31%	4,790
2005	12.825585	13.020813	1.52%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	17.893349	17.676486	-1.21%	0
2013	12.381519	17.893349	44.52%	0
2012	10.562022	12.381519	17.23%	0
2011	12.604493	10.562022	-16.20%	0
2010	9.882031	12.604493	27.55%	0
2009	8.059121	9.882031	22.62%	0
2008	13.283718	8.059121	-39.33%	0
2007	15.358843	13.283718	-13.51%	0
2006	15.215910	15.358843	0.94%	0
2005	14.783442	15.215910	2.93%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	9.989620	9.795618	-1.94%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	14.980137	14.411237	-3.80%	0
2013	13.231944	14.980137	13.21%	0
2012	12.335218	13.231944	7.27%	0
2011	13.388425	12.335218	-7.87%	0
2010	12.150897	13.388425	10.18%	0
2009	11.002884	12.150897	10.43%	0
2008	16.045824	11.002884	-31.43%	0
2007	15.012094	16.045824	6.89%	0
2006	13.297306	15.012094	12.90%	0
2005	13.409955	13.297306	-0.84%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.156628	12.269095	0.93%	0
2013	12.375475	12.156628	-1.77%	0
2012	11.597991	12.375475	6.70%	0
2011	11.662428	11.597991	-0.55%	0
2010	11.046507	11.662428	5.58%	0
2009	9.429111	11.046507	17.15%	0
2008	10.460988	9.429111	-9.86%	0
2007	10.206056	10.460988	2.50%	0
2006	10.072213	10.206056	1.33%	0
2005	10.228802	10.072213	-1.53%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.523482	13.740644	1.61%	0
2013	12.253193	13.523482	10.37%	0
2012	11.263455	12.253193	8.79%	0
2011	11.601197	11.263455	-2.91%	22,214
2010	10.572120	11.601197	9.73%	22,220
2009	8.747657	10.572120	20.86%	1,127
2008	11.989856	8.747657	-27.04%	1,134
2007	11.343550	11.989856	5.70%	0
2006	10.616498	11.343550	6.85%	0
2005*	10.000000	10.616498	6.16%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.970097	14.246754	1.98%	8,951
2013	12.390893	13.970097	12.74%	9,018
2012	11.240172	12.390893	10.24%	9,081
2011	11.672702	11.240172	-3.71%	19,369
2010	10.471363	11.672702	11.47%	0
2009	8.354727	10.471363	25.33%	0
2008	12.752011	8.354727	-34.48%	0
2007	11.895134	12.752011	7.20%	0
2006	10.920956	11.895134	8.92%	0
2005*	10.000000	10.920956	9.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.557664	14.866958	2.12%	0
2013	12.297963	14.557664	18.37%	0
2012	10.951401	12.297963	12.30%	0
2011	11.558661	10.951401	-5.25%	0
2010	10.229315	11.558661	13.00%	0
2009	7.997929	10.229315	27.90%	0
2008	13.268098	7.997929	-39.72%	0
2007	12.252531	13.268098	8.29%	0
2006	11.127603	12.252531	10.11%	0
2005*	10.000000	11.127603	11.28%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.214517	15.491530	-14.95%	272
2013	15.047983	18.214517	21.04%	1,968
2012	14.737071	15.047983	2.11%	1,083
2011	15.943269	14.737071	-7.57%	1,103
2010	13.722835	15.943269	16.18%	1,083
2009	9.537492	13.722835	43.88%	1,083
2008	21.455855	9.537492	-55.55%	1,890
2007	15.111623	21.455855	41.98%	3,369
2006	13.289851	15.111623	13.71%	0
2005*	10.000000	13.289851	32.90%	566

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.337295	20.452594	5.77%	2,055
2013	15.515337	19.337295	24.63%	3,441
2012	13.595344	15.515337	14.12%	7,177
2011	13.852541	13.595344	-1.86%	8,813
2010	12.363198	13.852541	12.05%	6,583
2009	9.762765	12.363198	26.64%	4,506
2008	17.510355	9.762765	-44.25%	4,015
2007	17.736161	17.510355	-1.27%	640
2006	15.166922	17.736161	16.94%	492
2005	14.733905	15.166922	2.94%	492
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.328141	22.002728	8.24%	169
2013	15.330140	20.328141	32.60%	169
2012	13.744491	15.330140	11.54%	3,486
2011	14.100764	13.744491	-2.53%	3,427
2010	11.675868	14.100764	20.77%	3,569
2009	9.358211	11.675868	24.77%	3,758
2008	18.217002	9.358211	-48.63%	2,399
2007	14.753298	18.217002	23.48%	3,262
2006	14.197474	14.753298	3.91%	1,394
2005	13.801005	14.197474	2.87%	1,394
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.106430	12.466894	2.98%	5,887
2013	12.679058	12.106430	-4.52%	17,901
2012	12.314867	12.679058	2.96%	38,071
2011	11.799598	12.314867	4.37%	37,518
2010	11.252743	11.799598	4.86%	36,964
2009	9.995042	11.252743	12.58%	37,416
2008	10.618908	9.995042	-5.88%	25,533
2007	10.465245	10.618908	1.47%	0
2006	10.306501	10.465245	1.54%	373
2005	10.373487	10.306501	-0.65%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	31.680036	32.751025	3.38%	1,479
2013	23.913984	31.680036	32.47%	3,763
2012	21.410647	23.913984	11.69%	10,948
2011	24.632020	21.410647	-13.08%	11,684
2010	19.648928	24.632020	25.36%	10,568
2009	14.420242	19.648928	36.26%	11,546
2008	24.490730	14.420242	-41.12%	9,061
2007	21.781223	24.490730	12.44%	1,206
2006	19.873286	21.781223	9.60%	1,062
2005	17.269816	19.873286	15.08%	1,457

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	21.831494	19.519505	-10.59%	0
2013	17.201717	21.831494	26.91%	0
2012	14.656884	17.201717	17.36%	0
2011	18.185744	14.656884	-19.40%	0
2010	16.530793	18.185744	10.01%	0
2009	13.432667	16.530793	23.06%	0
2008	24.585786	13.432667	-45.36%	0
2007	21.545435	24.585786	14.11%	0
2006	18.761820	21.545435	14.84%	0
2005	16.198775	18.761820	15.82%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	26.572554	27.595615	3.85%	0
2013	20.934592	26.572554	26.93%	0
2012	16.898909	20.934592	23.88%	0
2011	19.053535	16.898909	-11.31%	0
2010	15.467706	19.053535	23.18%	0
2009	10.094879	15.467706	53.22%	0
2008	21.255803	10.094879	-52.51%	0
2007	20.678665	21.255803	2.79%	790
2006	18.280910	20.678665	13.12%	886
2005	18.304064	18.280910	-0.13%	901
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.638805	11.670996	0.28%	1,598
2013	9.644519	11.638805	20.68%	1,598
2012	8.577245	9.644519	12.44%	1,598
2011	8.934515	8.577245	-4.00%	0
2010	8.311226	8.934515	7.50%	0
2009	6.544474	8.311226	27.00%	0
2008*	10.000000	6.544474	-34.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.536324	13.807088	2.00%	0
2013	12.184620	13.536324	11.09%	0
2012	11.094086	12.184620	9.83%	0
2011	11.112954	11.094086	-0.17%	0
2010	10.115771	11.112954	9.86%	0
2009	7.651436	10.115771	32.21%	0
2008	11.156432	7.651436	-31.42%	3,793
2007	11.029684	11.156432	1.15%	0
2006*	10.000000	11.029684	10.30%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	21.072758	22.338182	6.01%	174
2013	16.665089	21.072758	26.45%	174
2012	15.267189	16.665089	9.16%	174
2011	14.771633	15.267189	3.35%	174
2010	12.557646	14.771633	17.63%	174
2009	10.975983	12.557646	14.41%	174
2008	15.442886	10.975983	-28.93%	174
2007	16.278629	15.442886	-5.13%	1,170
2006	14.254069	16.278629	14.20%	1,250
2005	14.134191	14.254069	0.85%	1,088
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.328807	28.758665	-1.94%	447
2013	22.079249	29.328807	32.83%	2,080
2012	19.129175	22.079249	15.42%	5,476
2011	20.385305	19.129175	-6.16%	6,015
2010	16.305646	20.385305	25.02%	4,786
2009	12.948565	16.305646	25.93%	5,014
2008	19.827870	12.948565	-34.70%	3,308
2007	20.835094	19.827870	-4.83%	1,192
2006	18.266013	20.835094	14.06%	98
2005	17.222986	18.266013	6.06%	114
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.270310	-7.30%	664
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	22.315196	19.335079	-13.35%	804
2013	18.611795	22.315196	19.90%	0
2012	16.146180	18.611795	15.27%	0
2011	18.530298	16.146180	-12.87%	0
2010	17.531241	18.530298	5.70%	0
2009	13.120541	17.531241	33.62%	0
2008	22.571597	13.120541	-41.87%	0
2007	20.053671	22.571597	12.56%	0
2006	16.934621	20.053671	18.42%	0
2005	15.764456	16.934621	7.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.674338	9.605373	-0.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.227769	11.378984	1.35%	0
2013	10.139934	11.227769	10.73%	0
2012*	10.000000	10.139934	1.40%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.827835	10.028643	2.04%	0
2013*	10.000000	9.827835	-1.72%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.826317	10.759551	-9.02%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.738741	15.983331	-4.51%	1,158
2013	13.013691	16.738741	28.62%	1,078
2012	10.885169	13.013691	19.55%	1,221
2011	11.266329	10.885169	-3.38%	1,377
2010*	10.000000	11.266329	12.66%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.038951	13.751449	5.46%	0
2013	9.566186	13.038951	36.30%	0
2012*	10.000000	9.566186	-4.34%	1,162
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.372372	12.566009	1.57%	0
2013	9.877819	12.372372	25.25%	0
2012*	10.000000	9.877819	-1.22%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.866148	13.509326	5.00%	0
2013	9.659978	12.866148	33.19%	14
2012*	10.000000	9.659978	-3.40%	2,085
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.989286	14.768595	-7.63%	0
2013	13.105433	15.989286	22.01%	0
2012	11.279287	13.105433	16.19%	0
2011	12.466316	11.279287	-9.52%	0
2010	11.765065	12.466316	5.96%	0
2009*	10.000000	11.765065	17.65%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.557449	11.483165	-0.64%	0
2013	10.727408	11.557449	7.74%	0
2012*	10.000000	10.727408	7.27%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.651736	13.306171	5.17%	0
2013	9.986286	12.651736	26.69%	730
2012*	10.000000	9.986286	-0.14%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	19.764350	20.857823	5.53%	0
2013	16.920278	19.764350	16.81%	0
2012	15.307733	16.920278	10.53%	0
2011	15.489489	15.307733	-1.17%	0
2010	14.693399	15.489489	5.42%	0
2009	12.000082	14.693399	22.44%	0
2008	14.662821	12.000082	-18.16%	0
2007	13.637813	14.662821	7.52%	0
2006	12.667219	13.637813	7.66%	0
2005	12.066649	12.667219	4.98%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	24.801163	26.228760	5.76%	294
2013	19.434305	24.801163	27.62%	1,441
2012	16.093866	19.434305	20.76%	7,431
2011	17.737010	16.093866	-9.26%	8,845
2010	17.084557	17.737010	3.82%	9,610
2009	12.000442	17.084557	42.37%	8,276
2008	22.102567	12.000442	-45.71%	6,571
2007	16.593217	22.102567	33.20%	236
2006	15.595793	16.593217	6.40%	0
2005	14.210111	15.595793	9.75%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.039843	13.902337	6.61%	0
2013	9.878053	13.039843	32.01%	0
2012*	10.000000	9.878053	-1.22%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	30.481556	26.122582	-14.30%	154
2013	27.356065	30.481556	11.43%	154
2012	24.791605	27.356065	10.34%	154
2011	37.579416	24.791605	-34.03%	0
2010	30.829112	37.579416	21.90%	0
2009	17.657320	30.829112	74.60%	0
2008	37.913251	17.657320	-53.43%	0
2007	30.378563	37.913251	24.80%	0
2006	21.247375	30.378563	42.98%	0
2005	16.515213	21.247375	28.65%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.762653	9.077106	-7.02%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.968661	12.598607	-9.81%	114
2013	10.144957	13.968661	37.69%	101
2012*	10.000000	10.144957	1.45%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	22.909743	24.615944	7.45%	2,462
2013	17.328545	22.909743	32.21%	8,307
2012	15.337860	17.328545	12.98%	16,404
2011	15.804055	15.337860	-2.95%	18,672
2010	14.574296	15.804055	8.44%	17,205
2009	12.207302	14.574296	19.39%	17,410
2008	18.616371	12.207302	-34.43%	9,785
2007	17.748528	18.616371	4.89%	0
2006	15.104860	17.748528	17.50%	0
2005	14.550067	15.104860	3.81%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.363990	14.163525	-1.40%	416
2013	11.542372	14.363990	24.45%	3,170
2012	10.212065	11.542372	13.03%	2,330
2011	10.662943	10.212065	-4.23%	2,379
2010*	10.000000	10.662943	6.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.606130	13.648140	8.27%	0
2013	9.990921	12.606130	26.18%	0
2012	9.006537	9.990921	10.93%	0
2011*	10.000000	9.006537	-9.93%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.109671	21.044406	10.12%	1,747
2013	14.884970	19.109671	28.38%	9,425
2012	13.340409	14.884970	11.58%	20,478
2011	13.615544	13.340409	-2.02%	24,721
2010	12.341337	13.615544	10.32%	24,778
2009*	10.000000	12.341337	23.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.899241	13.204394	2.37%	443,465
2013	10.731138	12.899241	20.20%	589,432
2012	9.511961	10.731138	12.82%	1,741,350
2011	9.665526	9.511961	-1.59%	2,264,477
2010	8.849704	9.665526	9.22%	2,397,742
2009	7.354567	8.849704	20.33%	2,401,505
2008	10.741863	7.354567	-31.53%	1,736,035
2007	10.381253	10.741863	3.47%	0
2006*	10.000000	10.381253	3.81%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.353172	10.596899	2.35%	318,785
2013	10.899178	10.353172	-5.01%	519,226
2012	10.650364	10.899178	2.34%	1,695,891
2011	10.331310	10.650364	3.09%	2,032,634
2010	9.997294	10.331310	3.34%	2,082,465
2009	9.142738	9.997294	9.35%	2,079,077
2008	10.404322	9.142738	-12.13%	1,429,305
2007	10.363484	10.404322	0.39%	0
2006*	10.000000	10.363484	3.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.065971	13.966038	-0.71%	3,709
2013	11.214478	14.065971	25.43%	6,179
2012	9.421701	11.214478	19.03%	14,220
2011	10.654789	9.421701	-11.57%	16,714
2010	9.818240	10.654789	8.52%	13,006
2009	7.111360	9.818240	38.06%	12,452
2008	11.886736	7.111360	-40.17%	13,135
2007	10.661625	11.886736	11.49%	0
2006*	10.000000	10.661625	6.62%	6,716
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.675184	13.355219	5.37%	5,095
2013	10.030063	12.675184	26.37%	13,713
2012	8.762893	10.030063	14.46%	30,658
2011	9.429200	8.762893	-7.07%	35,873
2010	8.182153	9.429200	15.24%	29,791
2009	6.046845	8.182153	35.31%	30,063
2008	11.117858	6.046845	-45.61%	26,820
2007	10.191841	11.117858	9.09%	1,819
2006*	10.000000	10.191841	1.92%	163
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.421466	12.274867	7.47%	303,011
2013	8.809726	11.421466	29.65%	507,538
2012	7.719034	8.809726	14.13%	2,155,855
2011	8.097596	7.719034	-4.67%	2,833,001
2010	7.483718	8.097596	8.20%	2,949,697
2009	5.873121	7.483718	27.42%	2,923,803
2008	9.726268	5.873121	-39.62%	2,178,186
2007*	10.000000	9.726268	-2.74%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.881671	17.879271	-0.01%	0
2013	17.128748	17.881671	4.40%	0
2012	15.336495	17.128748	11.69%	0
2011	15.150377	15.336495	1.23%	0
2010	13.732298	15.150377	10.33%	0
2009	9.646721	13.732298	42.35%	0
2008	13.740053	9.646721	-29.79%	0
2007	13.665903	13.740053	0.54%	0
2006	12.671637	13.665903	7.85%	0
2005	12.693490	12.671637	-0.17%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	20.811057	22.101976	6.20%	1,849
2013	15.775562	20.811057	31.92%	4,483
2012	13.692860	15.775562	15.21%	10,523
2011	14.410687	13.692860	-4.98%	12,862
2010	12.802463	14.410687	12.56%	11,057
2009	10.236888	12.802463	25.06%	13,018
2008	16.724821	10.236888	-38.79%	7,488
2007	17.615270	16.724821	-5.05%	340
2006	15.633146	17.615270	12.68%	837
2005	15.423379	15.633146	1.36%	429
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.675551	12.130330	3.90%	0
2013	8.342841	11.675551	39.95%	0
2012	7.324197	8.342841	13.91%	1,483
2011	8.502760	7.324197	-13.86%	1,623
2010	7.557804	8.502760	12.50%	1,435
2009	5.067603	7.557804	49.14%	1,452
2008*	10.000000	5.067603	-49.32%	773
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.956290	13.960032	7.75%	1,502
2013	9.590812	12.956290	35.09%	2,238
2012	8.831945	9.590812	8.59%	2,656
2011	9.363752	8.831945	-5.68%	3,063
2010	7.772340	9.363752	20.48%	440
2009	6.072701	7.772340	27.99%	626
2008*	10.000000	6.072701	-39.27%	763
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.617517	11.836426	1.88%	50,028
2013	9.202721	11.617517	26.24%	0
2012	8.126519	9.202721	13.24%	0
2011	8.902370	8.126519	-8.72%	0
2010	7.942580	8.902370	12.08%	0
2009	6.305335	7.942580	25.97%	0
2008*	10.000000	6.305335	-36.95%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.502378	11.696766	1.69%	496,789
2013	10.289133	11.502378	11.79%	969,178
2012	9.502523	10.289133	8.28%	2,838,061
2011	9.878523	9.502523	-3.81%	3,749,909
2010	9.176761	9.878523	7.65%	3,805,794
2009	7.855066	9.176761	16.83%	3,719,045
2008*	10.000000	7.855066	-21.45%	2,098,585
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.677279	11.920158	2.08%	136,040
2013	9.877955	11.677279	18.22%	136,496
2012	8.915500	9.877955	10.80%	171,873
2011	9.470157	8.915500	-5.86%	219,926
2010	8.642146	9.470157	9.58%	251,581
2009	7.138719	8.642146	21.06%	255,476
2008*	10.000000	7.138719	-28.61%	204,460
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.944875	11.027303	0.75%	50,382
2013	10.697805	10.944875	2.31%	38,537
2012	10.207364	10.697805	4.80%	83,978
2011	10.322807	10.207364	-1.12%	119,474
2010	9.913270	10.322807	4.13%	115,628
2009	8.996093	9.913270	10.20%	98,818
2008*	10.000000	8.996093	-10.04%	57,819
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.737735	10.705903	-0.30%	0
2013*	10.000000	10.737735	7.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.875137	10.710696	-1.51%	0
2013*	10.000000	10.875137	8.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.593913	11.820663	1.96%	277,621
2013	10.093929	11.593913	14.86%	326,054
2012	9.213622	10.093929	9.55%	294,727
2011	9.675057	9.213622	-4.77%	282,535
2010	8.909883	9.675057	8.59%	56,218
2009	7.493650	8.909883	18.90%	40,235
2008*	10.000000	7.493650	-25.06%	33,056

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.629124	11.855610	1.95%	76,612
2013	9.597286	11.629124	21.17%	85,838
2012	8.590871	9.597286	11.71%	68,429
2011	9.242498	8.590871	-7.05%	49,460
2010	8.365741	9.242498	10.48%	38,001
2009	6.778583	8.365741	23.41%	39,543
2008*	10.000000	6.778583	-32.21%	9,174
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.361727	11.529894	1.48%	78,926
2013	10.475689	11.361727	8.46%	90,733
2012	9.764236	10.475689	7.29%	101,751
2011	10.041190	9.764236	-2.76%	116,419
2010	9.445292	10.041190	6.31%	132,679
2009	8.231992	9.445292	14.74%	105,131
2008*	10.000000	8.231992	-17.68%	86,848
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.140479	11.370197	2.06%	4,744
2013	11.674675	11.140479	-4.58%	4,888
2012	11.141081	11.674675	4.79%	7,495
2011	10.754996	11.141081	3.59%	6,944
2010	10.330511	10.754996	4.11%	4,839
2009	9.757093	10.330511	5.88%	3,870
2008*	10.000000	9.757093	-2.43%	2,223
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.049072	12.321334	2.26%	1,968
2013	12.616537	12.049072	-4.50%	1,927
2012	12.080918	12.616537	4.43%	2,854
2011	11.683262	12.080918	3.40%	2,599
2010	11.083449	11.683262	5.41%	1,143
2009	9.762870	11.083449	13.53%	1,141
2008*	10.000000	9.762870	-2.37%	1,186
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.307446	26.937085	-8.09%	271
2013	29.930630	29.307446	-2.08%	0
2012	26.241326	29.930630	14.06%	0
2011	34.770569	26.241326	-24.53%	0
2010	30.765544	34.770569	13.02%	0
2009	19.347862	30.765544	59.01%	0
2008	47.172587	19.347862	-58.98%	0
2007	33.326894	47.172587	41.55%	0
2006	25.073374	33.326894	32.92%	0
2005	19.431581	25.073374	29.03%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.241496	11.461267	1.95%	5,066
2013	12.017135	11.241496	-6.45%	10,819
2012	11.960441	12.017135	0.47%	10,148
2011	11.436494	11.960441	4.58%	9,411
2010	11.194417	11.436494	2.16%	8,296
2009	11.180821	11.194417	0.12%	8,112
2008	10.645636	11.180821	5.03%	4,143
2007	10.190562	10.645636	4.47%	0
2006	10.113215	10.190562	0.76%	382
2005	10.044005	10.113215	0.69%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.509884	8.237384	-3.20%	661
2013	7.424130	8.509884	14.62%	3,551
2012	6.608646	7.424130	12.34%	5,666
2011	7.530917	6.608646	-12.25%	5,825
2010	6.835062	7.530917	10.18%	5,394
2009	5.415436	6.835062	26.21%	5,554
2008*	10.000000	5.415436	-45.85%	1,951
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.677590	8.851734	-8.53%	707
2013	8.202236	9.677590	17.99%	668
2012	7.116882	8.202236	15.25%	287
2011	8.375321	7.116882	-15.03%	525
2010	7.998165	8.375321	4.72%	457
2009	6.378450	7.998165	25.39%	444
2008	11.496066	6.378450	-44.52%	498
2007	10.780316	11.496066	6.64%	2,276
2006*	10.000000	10.780316	7.80%	6,778
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.019637	21.515841	2.36%	25,250
2013	16.942064	21.019637	24.07%	47,337
2012	14.993060	16.942064	13.00%	46,926
2011	16.006045	14.993060	-6.33%	39,171
2010	14.321095	16.006045	11.77%	46,936
2009	11.546915	14.321095	24.03%	47,189
2008	18.752730	11.546915	-38.43%	17,471
2007	18.154523	18.752730	3.30%	487
2006	15.931321	18.154523	13.95%	487
2005	15.137915	15.931321	5.24%	487
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.216725	14.496884	1.97%	192,837
2013	12.855477	14.216725	10.59%	253,487
2012	12.054444	12.855477	6.65%	217,540
2011	12.254428	12.054444	-1.63%	132,048
2010	11.445199	12.254428	7.07%	128,147
2009*	10.000000	11.445199	14.45%	67,328

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.143528	16.560295	2.58%	9,975
2013	13.856133	16.143528	16.51%	10,600
2012	12.661231	13.856133	9.44%	7,991
2011	13.107855	12.661231	-3.41%	4,678
2010	12.000060	13.107855	9.23%	4,678
2009*	10.000000	12.000060	20.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.321941	12.481271	1.29%	16,902
2013	12.055398	12.321941	2.21%	19,997
2012	11.756798	12.055398	2.54%	32,487
2011	11.714186	11.756798	0.36%	61,159
2010	11.345903	11.714186	3.25%	59,323
2009	10.667679	11.345903	6.36%	59,072
2008	11.642456	10.667679	-8.37%	54,081
2007	11.332780	11.642456	2.73%	0
2006	10.947718	11.332780	3.52%	0
2005	10.868245	10.947718	0.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.573812	10.562637	-0.11%	0
2013*	10.000000	10.573812	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.661579	10.575241	-0.81%	20,951
2013*	10.000000	10.661579	6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.749660	17.177048	2.55%	229,494
2013	14.729835	16.749660	13.71%	320,158
2012	13.634269	14.729835	8.04%	501,445
2011	13.988764	13.634269	-2.53%	628,233
2010	12.935490	13.988764	8.14%	571,827
2009	11.136191	12.935490	16.16%	560,520
2008	14.871618	11.136191	-25.12%	366,876
2007	14.437916	14.871618	3.00%	13,406
2006	13.297396	14.437916	8.58%	13,406
2005	12.945518	13.297396	2.72%	12,489
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.251370	19.700520	2.33%	152,007
2013	16.134332	19.251370	19.32%	168,787
2012	14.547240	16.134332	10.91%	70,843
2011	15.243674	14.547240	-4.57%	128,172
2010	13.855936	15.243674	10.02%	111,966
2009	11.424489	13.855936	21.28%	99,171
2008	17.079278	11.424489	-33.11%	101,694
2007	16.504527	17.079278	3.48%	22,431
2006	14.777716	16.504527	11.69%	22,431
2005	14.154468	14.777716	4.40%	21,610

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.586151	14.895523	2.12%	83,740
2013	13.539173	14.586151	7.73%	180,950
2012	12.853743	13.539173	5.33%	377,426
2011	12.916159	12.853743	-0.48%	481,590
2010	12.207537	12.916159	5.80%	504,693
2009	10.929097	12.207537	11.70%	475,637
2008	13.194470	10.929097	-17.17%	270,625
2007	12.785464	13.194470	3.20%	0
2006	12.093727	12.785464	5.72%	0
2005	11.870421	12.093727	1.88%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.783916	20.940925	5.85%	1,797
2013	14.888534	19.783916	32.88%	4,248
2012	12.895523	14.888534	15.46%	8,326
2011	13.563910	12.895523	-4.93%	9,593
2010	12.819648	13.563910	5.81%	9,025
2009*	10.000000	12.819648	28.20%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.888263	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.083370	0.83%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.236471	30.124019	6.68%	153
2013	21.766621	28.236471	29.72%	277
2012	19.005213	21.766621	14.53%	1,579
2011	20.000475	19.005213	-4.98%	1,478
2010	16.253949	20.000475	23.05%	1,423
2009	12.190155	16.253949	33.34%	1,557
2008	19.679065	12.190155	-38.06%	1,118
2007	18.767658	19.679065	4.86%	2,384
2006	17.515423	18.767658	7.15%	1,082
2005	16.024317	17.515423	9.31%	1,236
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.828741	8.608023	-2.50%	9,532
2013	9.055116	8.828741	-2.50%	26,864
2012	9.287938	9.055116	-2.51%	55,639
2011	9.525417	9.287938	-2.49%	49,129
2010	9.769647	9.525417	-2.50%	48,330
2009	10.015946	9.769647	-2.46%	46,850
2008	10.066041	10.015946	-0.50%	21,729
2007	9.853333	10.066041	2.16%	26,727
2006	9.667326	9.853333	1.92%	0
2005	9.656870	9.667326	0.11%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.373714	13.545777	1.29%	5,779
2013	13.872647	13.373714	-3.60%	10,486
2012	12.676358	13.872647	9.44%	17,102
2011	12.317183	12.676358	2.92%	16,038
2010	11.423440	12.317183	7.82%	18,209
2009	9.419677	11.423440	21.27%	21,195
2008	11.681086	9.419677	-19.36%	6,937
2007	11.452544	11.681086	2.00%	0
2006	11.203322	11.452544	2.22%	0
2005	11.244639	11.203322	-0.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.388637	9.991930	-3.82%	2,843
2013	8.800096	10.388637	18.05%	3,224
2012	7.813553	8.800096	12.63%	4,166
2011	8.866906	7.813553	-11.88%	4,176
2010	7.990895	8.866906	10.96%	1,909
2009	6.021537	7.990895	32.71%	1,394
2008*	10.000000	6.021537	-39.78%	953
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.554720	13.698084	-11.94%	3,002
2013	13.179210	15.554720	18.02%	0
2012	11.549018	13.179210	14.12%	0
2011	14.170809	11.549018	-18.50%	0
2010	13.724830	14.170809	3.25%	0
2009	10.869420	13.724830	26.27%	0
2008	20.830786	10.869420	-47.82%	0
2007	20.804475	20.830786	0.13%	0
2006	17.431305	20.804475	19.35%	0
2005	15.992068	17.431305	9.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.421055	13.339555	7.39%	2,704
2013	9.477717	12.421055	31.06%	3,240
2012	8.370289	9.477717	13.23%	3,500
2011	8.871228	8.370289	-5.65%	3,525
2010	7.887171	8.871228	12.48%	477
2009	6.253770	7.887171	26.12%	0
2008*	10.000000	6.253770	-37.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.780417	12.662431	7.49%	755
2013	8.948032	11.780417	31.65%	851
2012	7.804974	8.948032	14.65%	6,192
2011	8.524077	7.804974	-8.44%	8,922
2010	7.754152	8.524077	9.93%	6,835
2009	6.241962	7.754152	24.23%	5,775
2008*	10.000000	6.241962	-37.58%	4,777

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.216041	13.364901	1.13%	1,666
2013	9.779309	13.216041	35.14%	3,162
2012	8.749358	9.779309	11.77%	8,900
2011	9.391284	8.749358	-6.84%	10,376
2010	7.616007	9.391284	23.31%	8,893
2009	6.164820	7.616007	23.54%	11,720
2008*	10.000000	6.164820	-38.35%	2,465
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.089820	16.075781	14.10%	849
2013	10.650900	14.089820	32.29%	2,136
2012	9.389800	10.650900	13.43%	3,869
2011	9.858964	9.389800	-4.76%	4,226
2010	8.452178	9.858964	16.64%	3,222
2009	6.644385	8.452178	27.21%	5,229
2008*	10.000000	6.644385	-33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	19.983455	19.978369	-0.03%	187
2013	14.237843	19.983455	40.35%	464
2012	12.913076	14.237843	10.26%	350
2011	13.358576	12.913076	-3.33%	426
2010	10.951449	13.358576	21.98%	421
2009	8.831338	10.951449	24.01%	853
2008	16.943088	8.831338	-47.88%	0
2007	15.872015	16.943088	6.75%	0
2006	15.806129	15.872015	0.42%	120
2005	15.046204	15.806129	5.05%	605
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	28.866883	30.049288	4.10%	434
2013	21.143882	28.866883	36.53%	0
2012	18.026866	21.143882	17.29%	514
2011	19.554618	18.026866	-7.81%	618
2010	15.857367	19.554618	23.32%	562
2009	12.922305	15.857367	22.71%	627
2008	19.578133	12.922305	-34.00%	277
2007	21.648088	19.578133	-9.56%	0
2006	18.960047	21.648088	14.18%	25
2005	18.918543	18.960047	0.22%	29

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.013767	26.484758	-1.96%	0
2013	19.712347	27.013767	37.04%	480
2012	17.547095	19.712347	12.34%	1,162
2011	19.104866	17.547095	-8.15%	1,434
2010	15.677960	19.104866	21.86%	1,459
2009	11.961633	15.677960	31.07%	1,518
2008	19.902575	11.961633	-39.90%	822
2007	20.036196	19.902575	-0.67%	1,239
2006	18.387630	20.036196	8.97%	159
2005	16.836188	18.387630	9.21%	87
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	17.993196	19.616372	9.02%	1,294
2013	14.109883	17.993196	27.52%	1,499
2012	12.712220	14.109883	10.99%	1,757
2011	12.988392	12.712220	-2.13%	2,078
2010	11.765387	12.988392	10.39%	244
2009	9.610871	11.765387	22.42%	244
2008	16.883208	9.610871	-43.07%	244
2007	16.051475	16.883208	5.18%	244
2006	14.516509	16.051475	10.57%	812
2005	13.908480	14.516509	4.37%	244
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.417275	13.062566	25.39%	0
2013	10.403485	10.417275	0.13%	0
2012	9.232286	10.403485	12.69%	0
2011	8.920861	9.232286	3.49%	136
2010	7.047616	8.920861	26.58%	0
2009	5.538460	7.047616	27.25%	211
2008*	10.000000	5.538460	-44.62%	1,410
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.603655	12.793095	10.25%	0
2013*	10.000000	11.603655	16.04%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.920601	9.720355	-2.02%	2,882
2013	10.164262	9.920601	-2.40%	14,968
2012	10.070717	10.164262	0.93%	41,068
2011	10.195882	10.070717	-1.23%	36,584
2010	10.210230	10.195882	-0.14%	43,381
2009	9.776899	10.210230	4.43%	43,010
2008*	10.000000	9.776899	-2.23%	19,835
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.467470	12.709035	1.94%	0
2013*	10.000000	12.467470	24.67%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.487943	13.870366	-10.44%	4,376
2013	13.227042	15.487943	17.09%	3,404
2012	11.346978	13.227042	16.57%	5,513
2011	13.288936	11.346978	-14.61%	5,777
2010	12.816111	13.288936	3.69%	1,071
2009*	10.000000	12.816111	28.16%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.422161	9.242642	-1.91%	3,724
2013	9.604522	9.422161	-1.90%	7,408
2012	9.417722	9.604522	1.98%	20,667
2011	9.630730	9.417722	-2.21%	20,290
2010	9.381818	9.630730	2.65%	18,040
2009	8.490757	9.381818	10.49%	20,504
2008	10.059388	8.490757	-15.59%	11,990
2007	9.848778	10.059388	2.14%	0
2006	9.693283	9.848778	1.60%	238
2005	9.799698	9.693283	-1.09%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.728491	17.885120	0.88%	0
2013	12.468015	17.728491	42.19%	0
2012	11.751800	12.468015	6.09%	0
2011	12.181711	11.751800	-3.53%	0
2010	10.445286	12.181711	16.62%	0
2009	8.727335	10.445286	19.68%	0
2008	14.789516	8.727335	-40.99%	0
2007	15.093196	14.789516	-2.01%	0
2006	14.706822	15.093196	2.63%	109
2005	14.658058	14.706822	0.33%	126
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	20.246762	21.790061	7.62%	0
2013	15.090904	20.246762	34.17%	0
2012	13.947407	15.090904	8.20%	0
2011	14.758983	13.947407	-5.50%	0
2010	12.321060	14.758983	19.79%	0
2009	9.615264	12.321060	28.14%	0
2008	16.286092	9.615264	-40.96%	0
2007	15.524055	16.286092	4.91%	0
2006	14.002252	15.524055	10.87%	696
2005	13.438688	14.002252	4.19%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	26.579415	26.447693	-0.50%	0
2013	21.466538	26.579415	23.82%	0
2012	18.204229	21.466538	17.92%	0
2011	20.410726	18.204229	-10.81%	0
2010	18.092515	20.410726	12.81%	0
2009	13.316012	18.092515	35.87%	0
2008	22.889842	13.316012	-41.83%	0
2007	22.134009	22.889842	3.41%	0
2006	19.341502	22.134009	14.44%	0
2005	17.390723	19.341502	11.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.839916	9.832956	-0.07%	0
2013	10.129417	9.839916	-2.86%	0
2012*	10.000000	10.129417	1.29%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.960409	-10.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.348417	20.826777	7.64%	2,459
2013	15.097719	19.348417	28.15%	2,762
2012	13.279956	15.097719	13.69%	5,124
2011	13.662735	13.279956	-2.80%	7,094
2010	12.098149	13.662735	12.93%	4,927
2009	9.694514	12.098149	24.79%	5,023
2008	16.201647	9.694514	-40.16%	4,548
2007	15.956906	16.201647	1.53%	0
2006	14.260271	15.956906	11.90%	620
2005	13.830819	14.260271	3.11%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	28.998298	31.568512	8.86%	974
2013	21.149611	28.998298	37.11%	1,212
2012	18.435543	21.149611	14.72%	2,080
2011	19.368899	18.435543	-4.82%	2,790
2010	16.143091	19.368899	19.98%	1,621
2009	12.095861	16.143091	33.46%	1,695
2008	20.012111	12.095861	-39.56%	1,769
2007	20.817957	20.012111	-3.87%	0
2006	18.620810	20.817957	11.80%	195
2005	17.405765	18.620810	6.98%	483
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.285999	10.074444	-2.06%	0
2013	10.538238	10.285999	-2.39%	0
2012*	10.000000	10.538238	5.38%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.080409	8.977753	-1.13%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.360132	11.109470	-2.21%	0
2013	12.470341	11.360132	-8.90%	0
2012	12.154969	12.470341	2.59%	0
2011	11.498066	12.154969	5.71%	0
2010	10.782337	11.498066	6.64%	0
2009*	10.000000	10.782337	7.82%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.002185	10.807402	-1.77%	9,166
2013	11.310560	11.002185	-2.73%	13,854
2012	10.970530	11.310560	3.10%	10,806
2011	11.138787	10.970530	-1.51%	9,415
2010	10.861161	11.138787	2.56%	2,434
2009*	10.000000	10.861161	8.61%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.116726	10.274886	1.56%	1,145
2013	10.593616	10.116726	-4.50%	3,239
2012	9.923217	10.593616	6.76%	2,420
2011*	10.000000	9.923217	-0.77%	1,589
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	16.944215	18.293753	7.96%	0
2013	12.808623	16.944215	32.29%	0
2012	11.027437	12.808623	16.15%	0
2011	11.860138	11.027437	-7.02%	0
2010	10.634936	11.860138	11.52%	0
2009	8.402644	10.634936	26.57%	0
2008	14.058970	8.402644	-40.23%	0
2007	15.348424	14.058970	-8.40%	0
2006	13.580075	15.348424	13.02%	0
2005	13.235273	13.580075	2.61%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	17.571798	15.971200	-9.11%	0
2013	14.071978	17.571798	24.87%	0
2012	11.838944	14.071978	18.86%	0
2011	14.617609	11.838944	-19.01%	0
2010	13.625933	14.617609	7.28%	0
2009	11.213197	13.625933	21.52%	0
2008	20.520325	11.213197	-45.36%	0
2007	19.424187	20.520325	5.64%	0
2006	15.597228	19.424187	24.54%	0
2005	14.256956	15.597228	9.40%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.789992	20.101160	6.98%	0
2013	13.408489	18.789992	40.14%	0
2012	12.040021	13.408489	11.37%	0
2011	15.031229	12.040021	-19.90%	0
2010	12.762039	15.031229	17.78%	0
2009	7.986202	12.762039	59.80%	0
2008	13.008807	7.986202	-38.61%	0
2007	12.646107	13.008807	2.87%	0
2006	12.300885	12.646107	2.81%	0
2005	11.935860	12.300885	3.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.100280	26.996859	27.95%	0
2013	14.378070	21.100280	46.75%	0
2012	11.257643	14.378070	27.72%	0
2011	10.459392	11.257643	7.63%	0
2010*	10.000000	10.459392	4.59%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.007225	11.544003	4.88%	0
2013	11.355360	11.007225	-3.07%	0
2012	10.666644	11.355360	6.46%	4,299
2011	10.378571	10.666644	2.78%	3,990
2010	9.961433	10.378571	4.19%	4,168
2009	9.340608	9.961433	6.65%	4,117
2008	10.698770	9.340608	-12.69%	3,261
2007	10.430297	10.698770	2.57%	0
2006	10.329181	10.430297	0.98%	299
2005	10.192334	10.329181	1.34%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	19.640413	19.702861	0.32%	0
2013	22.077337	19.640413	-11.04%	0
2012	19.210614	22.077337	14.92%	0
2011	18.432890	19.210614	4.22%	0
2010	17.227155	18.432890	7.00%	0
2009	13.579469	17.227155	26.86%	0
2008	16.381783	13.579469	-17.11%	0
2007	15.794128	16.381783	3.72%	0
2006	14.618624	15.794128	8.04%	0
2005	13.369832	14.618624	9.34%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.406950	8.208056	-21.13%	0
2013	9.656588	10.406950	7.77%	0
2012*	10.000000	9.656588	-3.43%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.282352	8.085411	-21.37%	0
2013	9.561603	10.282352	7.54%	0
2012*	10.000000	9.561603	-4.38%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.049753	21.094660	-4.33%	529
2013	15.053297	22.049753	46.48%	199
2012	14.313615	15.053297	5.17%	267
2011	15.387274	14.313615	-6.98%	878
2010	12.448604	15.387274	23.61%	627
2009	8.364439	12.448604	48.83%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	20.121320	21.429925	6.50%	0
2013	15.340752	20.121320	31.16%	0
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
2010	11.816881	12.989651	9.92%	312
2009	10.075814	11.816881	17.28%	312
2008	17.435268	10.075814	-42.21%	312
2007	17.064599	17.435268	2.17%	779
2006	14.967672	17.064599	14.01%	840
2005	14.683317	14.967672	1.94%	839
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	28.782917	30.558179	6.17%	0
2013	21.459344	28.782917	34.13%	0
2012	18.588944	21.459344	15.44%	0
2011	20.874369	18.588944	-10.95%	0
2010	16.920857	20.874369	23.36%	2,971
2009	12.171559	16.920857	39.02%	0
2008	19.440140	12.171559	-37.39%	0
2007	19.651496	19.440140	-1.08%	0
2006	17.656679	19.651496	11.30%	0
2005	16.990570	17.656679	3.92%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.897640	11.976833	0.67%	0
2013	13.340205	11.897640	-10.81%	0
2012	12.748550	13.340205	4.64%	3,898
2011	11.706243	12.748550	8.90%	3,981
2010	11.427508	11.706243	2.44%	7,855
2009	10.639708	11.427508	7.40%	1,430
2008	11.094373	10.639708	-4.10%	1,464
2007	10.398993	11.094373	6.69%	0
2006	10.503624	10.398993	-1.00%	0
2005	10.611882	10.503624	-1.02%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	19.667520	21.529523	9.47%	0
2013	14.896182	19.667520	32.03%	0
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0
2010	12.008004	13.324023	10.96%	445
2009	10.462657	12.008004	14.77%	445
2008	16.449826	10.462657	-36.40%	445
2007	16.956218	16.449826	-2.99%	445
2006	14.894305	16.956218	13.84%	445
2005	14.622353	14.894305	1.86%	445

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.507467	20.964339	13.28%	0
2013	14.620076	18.507467	26.59%	0
2012	12.908774	14.620076	13.26%	1,499
2011	13.358495	12.908774	-3.37%	2,219
2010	11.521407	13.358495	15.94%	2,147
2009	9.108360	11.521407	26.49%	604
2008	12.381706	9.108360	-26.44%	563
2007	13.023425	12.381706	-4.93%	871
2006	11.115071	13.023425	17.17%	35
2005*	10.000000	11.115071	11.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.365164	14.269312	-0.67%	0
2013	12.883684	14.365164	11.50%	0
2012	12.023275	12.883684	7.16%	0
2011	12.803302	12.023275	-6.09%	0
2010	11.969753	12.803302	6.96%	0
2009*	10.000000	11.969753	19.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.797199	7.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	29.448071	30.166844	2.44%	796
2013	21.474692	29.448071	37.13%	1,205
2012	19.040545	21.474692	12.78%	3,452
2011	19.428449	19.040545	-2.00%	4,666
2010	15.844234	19.428449	22.62%	4,973
2009	13.004399	15.844234	21.84%	0
2008	19.317027	13.004399	-32.68%	0
2007	19.956117	19.317027	-3.20%	0
2006	17.897638	19.956117	11.50%	0
2005	17.125720	17.897638	4.51%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.830646	21.857400	10.22%	0
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	389
2011	13.864896	13.731020	-0.97%	537
2010	12.421688	13.864896	11.62%	1,023
2009	10.112851	12.421688	22.83%	451
2008	16.557317	10.112851	-38.92%	451
2007	16.185093	16.557317	2.30%	698
2006	14.415353	16.185093	12.28%	701
2005	14.163472	14.415353	1.78%	697

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	0
2010	12.505268	14.020079	12.11%	8,593
2009	10.498713	12.505268	19.11%	0
2008	15.330307	10.498713	-31.52%	0
2007	14.724740	15.330307	4.11%	0
2006	13.001639	14.724740	13.25%	0
2005	12.813249	13.001639	1.47%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	17.793762	17.569084	-1.26%	0
2013	12.318910	17.793762	44.44%	0
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0
2010	9.847216	12.553652	27.48%	0
2009	8.034864	9.847216	22.56%	0
2008	13.250549	8.034864	-39.36%	0
2007	15.328402	13.250549	-13.56%	0
2006	15.193525	15.328402	0.89%	0
2005	14.769232	15.193525	2.87%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	9.986173	9.787214	-1.99%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	14.896789	14.323695	-3.85%	0
2013	13.165069	14.896789	13.15%	0
2012	12.279185	13.165069	7.21%	0
2011	13.334420	12.279185	-7.91%	0
2010	12.108087	13.334420	10.13%	0
2009	10.969747	12.108087	10.38%	0
2008	16.005727	10.969747	-31.46%	0
2007	14.982308	16.005727	6.83%	0
2006	13.277713	14.982308	12.84%	0
2005	13.397044	13.277713	-0.89%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.088963	12.194538	0.87%	0
2013	12.312904	12.088963	-1.82%	0
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0
2010	11.007581	11.615366	5.52%	0
2009	9.400709	11.007581	17.09%	214
2008	10.434843	9.400709	-9.91%	214
2007	10.185796	10.434843	2.45%	214
2006	10.057359	10.185796	1.28%	214
2005	10.218953	10.057359	-1.58%	214

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.463495	13.672677	1.55%	6,100
2013	12.205107	13.463495	10.31%	7,979
2012	11.225020	12.205107	8.73%	9,494
2011	11.567530	11.225020	-2.96%	10,989
2010	10.546844	11.567530	9.68%	12,342
2009	8.731219	10.546844	20.79%	18,293
2008	11.973480	8.731219	-27.08%	19,490
2007	11.333906	11.973480	5.64%	4,828
2006	10.612895	11.333906	6.79%	4,828
2005*	10.000000	10.612895	6.13%	4,828
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.908193	14.176352	1.93%	0
2013	12.342309	13.908193	12.69%	0
2012	11.201851	12.342309	10.18%	2,616
2011	11.638850	11.201851	-3.75%	2,868
2010	10.446336	11.638850	11.42%	3,125
2009	8.339025	10.446336	25.27%	17,060
2008	12.734608	8.339025	-34.52%	17,399
2007	11.885019	12.734608	7.15%	17,674
2006	10.917246	11.885019	8.86%	17,915
2005*	10.000000	10.917246	9.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	461
2010	10.204831	11.525093	12.94%	16,781
2009	7.982886	10.204831	27.83%	23,502
2008	13.249973	7.982886	-39.75%	23,502
2007	12.242110	13.249973	8.23%	23,502
2006	11.123821	12.242110	10.05%	23,042
2005*	10.000000	11.123821	11.24%	23,042
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
2010	13.690020	15.896995	16.12%	0
2009	9.519567	13.690020	43.81%	0
2008	21.426574	9.519567	-55.57%	0
2007	15.098789	21.426574	41.91%	0
2006	13.285355	15.098789	13.65%	0
2005*	10.000000	13.285355	32.85%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.229704	20.328358	5.71%	0
2013	15.436922	19.229704	24.57%	0
2012	13.533599	15.436922	14.06%	446
2011	13.796680	13.533599	-1.91%	2,111
2010	12.319644	13.796680	11.99%	9,085
2009	9.733362	12.319644	26.57%	1,925
2008	17.466611	9.733362	-44.27%	1,925
2007	17.700989	17.466611	-1.32%	2,316
2006	15.144591	17.700989	16.88%	2,384
2005	14.719744	15.144591	2.89%	2,056
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.215082	21.869122	8.18%	0
2013	15.252692	20.215082	32.53%	0
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	0
2010	11.634753	14.043914	20.71%	372
2009	9.330044	11.634753	24.70%	372
2008	18.171520	9.330044	-48.66%	948
2007	14.724045	18.171520	23.41%	948
2006	14.176563	14.724045	3.86%	948
2005	13.787725	14.176563	2.82%	576
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.039095	12.391204	2.92%	9,757
2013	12.615011	12.039095	-4.57%	16,454
2012	12.258973	12.615011	2.90%	36,470
2011	11.752048	12.258973	4.31%	90,604
2010	11.213147	11.752048	4.81%	179,233
2009	9.964971	11.213147	12.53%	277,942
2008	10.592391	9.964971	-5.92%	261,266
2007	10.444489	10.592391	1.42%	267,528
2006	10.291329	10.444489	1.49%	136,419
2005	10.363516	10.291329	-0.70%	6,783
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	31.503792	32.552123	3.33%	0
2013	23.793129	31.503792	32.41%	0
2012	21.313396	23.793129	11.63%	1,280
2011	24.532712	21.313396	-13.12%	2,240
2010	19.579731	24.532712	25.30%	4,866
2009	14.376832	19.579731	36.19%	5,052
2008	24.429564	14.376832	-41.15%	6,894
2007	21.738032	24.429564	12.38%	10,254
2006	19.844027	21.738032	9.54%	10,764
2005	17.253206	19.844027	15.02%	7,895

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	21.709994	19.400905	-10.64%	0
2013	17.114762	21.709994	26.85%	0
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
2010	16.472568	18.112411	9.95%	0
2009	13.392232	16.472568	23.00%	0
2008	24.524388	13.392232	-45.39%	0
2007	21.502713	24.524388	14.05%	0
2006	18.734206	21.502713	14.78%	0
2005	16.183197	18.734206	15.76%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	26.424714	27.427999	3.80%	0
2013	20.828793	26.424714	26.87%	0
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	89
2010	15.413239	18.976719	23.12%	89
2009	10.064495	15.413239	53.14%	174
2008	21.202732	10.064495	-52.53%	174
2007	20.637677	21.202732	2.74%	1,116
2006	18.254014	20.637677	13.06%	1,167
2005	18.286473	18.254014	-0.18%	1,292
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.605011	11.631141	0.23%	0
2013	9.621442	11.605011	20.62%	0
2012	8.561124	9.621442	12.39%	0
2011	8.922286	8.561124	-4.05%	0
2010	8.304096	8.922286	7.44%	0
2009	6.542223	8.304096	26.93%	0
2008*	10.000000	6.542223	-34.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.483172	13.745833	1.95%	0
2013	12.143009	13.483172	11.04%	0
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	0
2010	10.096749	11.086382	9.80%	498
2009	7.640967	10.096749	32.14%	498
2008	11.146886	7.640967	-31.45%	498
2007	11.025935	11.146886	1.10%	498
2006*	10.000000	11.025935	10.26%	498

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	20.955509	22.202504	5.95%	0
2013	16.580866	20.955509	26.38%	0
2012	15.197831	16.580866	9.10%	0
2011	14.712054	15.197831	3.30%	865
2010	12.513402	14.712054	17.57%	1,695
2009	10.942922	12.513402	14.35%	4,268
2008	15.404295	10.942922	-28.96%	5,666
2007	16.246329	15.404295	-5.18%	8,782
2006	14.233070	16.246329	14.14%	8,523
2005	14.120595	14.233070	0.80%	6,552
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.165614	28.583969	-1.99%	1,536
2013	21.967646	29.165614	32.77%	2,395
2012	19.042266	21.967646	15.36%	7,067
2011	20.303088	19.042266	-6.21%	18,648
2010	16.248200	20.303088	24.96%	34,864
2009	12.909587	16.248200	25.86%	59,503
2008	19.778357	12.909587	-34.73%	0
2007	20.793799	19.778357	-4.88%	0
2006	18.239133	20.793799	14.01%	0
2005	17.206428	18.239133	6.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.267125	-7.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	22.191048	19.217639	-13.40%	0
2013	18.517751	22.191048	19.84%	0
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
2010	17.469514	18.455595	5.64%	0
2009	13.081038	17.469514	33.55%	0
2008	22.515223	13.081038	-41.90%	0
2007	20.013904	22.515223	12.50%	0
2006	16.909683	20.013904	18.36%	0
2005	15.749303	16.909683	7.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.671022	9.597151	-0.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.807120	10.736576	-9.07%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.711594	15.949212	-4.56%	0
2013	12.999241	16.711594	28.56%	0
2012	10.878675	12.999241	19.49%	0
2011	11.265383	10.878675	-3.43%	0
2010*	10.000000	11.265383	12.65%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.027738	13.732582	5.41%	0
2013	9.562855	13.027738	36.23%	0
2012*	10.000000	9.562855	-4.37%	1,318
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.855079	13.490783	4.95%	0
2013	9.656623	12.855079	33.12%	0
2012*	10.000000	9.656623	-3.43%	543
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.951061	14.725730	-7.68%	0
2013	13.080810	15.951061	21.94%	0
2012	11.263878	13.080810	16.13%	0
2011	12.455671	11.263878	-9.57%	0
2010	11.761044	12.455671	5.91%	0
2009*	10.000000	11.761044	17.61%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.547573	11.467464	-0.69%	0
2013	10.723743	11.547573	7.68%	0
2012*	10.000000	10.723743	7.24%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	19.654322	20.731072	5.48%	0
2013	16.834714	19.654322	16.75%	0
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
2010	14.641613	15.426977	5.36%	0
2009	11.963925	14.641613	22.38%	0
2008	14.626158	11.963925	-18.20%	0
2007	13.610743	14.626158	7.46%	0
2006	12.648544	13.610743	7.61%	0
2005	12.055029	12.648544	4.92%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	24.663271	26.069556	5.70%	0
2013	19.336156	24.663271	27.55%	0
2012	16.020816	19.336156	20.69%	483
2011	17.665535	16.020816	-9.31%	659
2010	17.024431	17.665535	3.77%	1,723
2009	11.964347	17.024431	42.29%	232
2008	22.047442	11.964347	-45.73%	231
2007	16.560361	22.047442	33.13%	130
2006	15.572875	16.560361	6.34%	0
2005	14.196482	15.572875	9.70%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.028629	13.883259	6.56%	0
2013	9.874613	13.028629	31.94%	0
2012*	10.000000	9.874613	-1.25%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
2010	30.720539	37.427896	21.83%	0
2009	17.604164	30.720539	74.51%	0
2008	37.818595	17.604164	-53.45%	0
2007	30.318342	37.818595	24.74%	0
2006	21.216096	30.318342	42.90%	0
2005	16.499332	21.216096	28.59%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.759303	9.069337	-7.07%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	22.782329	24.466486	7.39%	4,644
2013	17.241002	22.782329	32.14%	8,058
2012	15.268221	17.241002	12.92%	24,210
2011	15.740351	15.268221	-3.00%	63,239
2010	14.522997	15.740351	8.38%	110,218
2009	12.170575	14.522997	19.33%	132,464
2008	18.569909	12.170575	-34.46%	1,088
2007	17.713360	18.569909	4.84%	1,051
2006	15.082636	17.713360	17.44%	454
2005	14.536075	15.082636	3.76%	454
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.337034	14.129694	-1.45%	0
2013	11.526613	14.337034	24.38%	0
2012	10.203372	11.526613	12.97%	669
2011	10.659314	10.203372	-4.28%	794
2010*	10.000000	10.659314	6.59%	1,005
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.588919	13.622514	8.21%	0
2013	9.982389	12.588919	26.11%	0
2012	9.003473	9.982389	10.87%	0
2011*	10.000000	9.003473	-9.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.063981	20.983330	10.07%	0
2013	14.857003	19.063981	28.32%	0
2012	13.322188	14.857003	11.52%	0
2011	13.603911	13.322188	-2.07%	1,345
2010	12.337108	13.603911	10.27%	1,584
2009*	10.000000	12.337108	23.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.848561	13.145771	2.31%	23,087
2013	10.694457	12.848561	20.14%	20,809
2012	9.484316	10.694457	12.76%	229,695
2011	9.642376	9.484316	-1.64%	356,132
2010	8.833028	9.642376	9.16%	381,891
2009	7.344487	8.833028	20.27%	387,849
2008	10.732657	7.344487	-31.57%	380,898
2007	10.377716	10.732657	3.42%	91,559
2006*	10.000000	10.377716	3.78%	32,157

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.312484	10.549847	2.30%	27,949
2013	10.861918	10.312484	-5.06%	20,745
2012	10.619417	10.861918	2.28%	210,388
2011	10.306571	10.619417	3.04%	303,979
2010	9.978477	10.306571	3.29%	317,960
2009	9.130214	9.978477	9.29%	305,976
2008	10.395406	9.130214	-12.17%	321,333
2007	10.359960	10.395406	0.34%	64,911
2006*	10.000000	10.359960	3.60%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.010754	13.904076	-0.76%	0
2013	11.176181	14.010754	25.36%	0
2012	9.394355	11.176181	18.97%	936
2011	10.629301	9.394355	-11.62%	1,512
2010	9.799774	10.629301	8.46%	6,602
2009	7.101625	9.799774	37.99%	471
2008	11.876563	7.101625	-40.20%	488
2007	10.658003	11.876563	11.43%	292
2006*	10.000000	10.658003	6.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.625352	13.295893	5.31%	0
2013	9.995760	12.625352	26.31%	0
2012	8.737424	9.995760	14.40%	1,031
2011	9.406610	8.737424	-7.11%	3,177
2010	8.166735	9.406610	15.18%	8,208
2009	6.038560	8.166735	35.24%	2,404
2008	11.108347	6.038560	-45.64%	9,477
2007	10.188370	11.108347	9.03%	7,749
2006*	10.000000	10.188370	1.88%	6,005
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.382472	12.226688	7.42%	25,941
2013	8.784156	11.382472	29.58%	21,068
2012	7.700587	8.784156	14.07%	267,507
2011	8.082379	7.700587	-4.72%	421,235
2010	7.473482	8.082379	8.15%	442,522
2009	5.868092	7.473482	27.36%	434,278
2008	9.722931	5.868092	-39.65%	417,606
2007*	10.000000	9.722931	-2.77%	63,959

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.782223	17.770721	-0.06%	0
2013	17.042224	17.782223	4.34%	0
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0
2010	13.683945	15.089297	10.27%	0
2009	9.617685	13.683945	42.28%	0
2008	13.705729	9.617685	-29.83%	0
2007	13.638790	13.705729	0.49%	0
2006	12.652973	13.638790	7.79%	0
2005	12.681275	12.652973	-0.22%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	20.695251	21.967720	6.15%	2,027
2013	15.695825	20.695251	31.85%	3,342
2012	13.630653	15.695825	15.15%	11,923
2011	14.352557	13.630653	-5.03%	16,940
2010	12.757362	14.352557	12.50%	29,494
2009	10.206059	12.757362	25.00%	13,172
2008	16.683031	10.206059	-38.82%	33,435
2007	17.580325	16.683031	-5.10%	117,274
2006	15.610111	17.580325	12.62%	90,431
2005	15.408536	15.610111	1.31%	12,433
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.641640	12.088895	3.84%	0
2013	8.322867	11.641640	39.88%	0
2012	7.310415	8.322867	13.85%	0
2011	8.491116	7.310415	-13.91%	0
2010	7.551323	8.491116	12.45%	0
2009	5.065862	7.551323	49.06%	0
2008*	10.000000	5.065862	-49.34%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.918651	13.912338	7.69%	7,909
2013	9.567855	12.918651	35.02%	13,673
2012	8.815334	9.567855	8.54%	38,987
2011	9.350943	8.815334	-5.73%	90,471
2010	7.765678	9.350943	20.41%	163,186
2009	6.070614	7.765678	27.92%	285,695
2008*	10.000000	6.070614	-39.29%	320,799
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	0
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
2010	7.935787	8.890218	12.03%	0
2009	6.303170	7.935787	25.90%	0
2008*	10.000000	6.303170	-36.97%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.469003	11.656842	1.64%	13,231
2013	10.264545	11.469003	11.73%	9,256
2012	9.484681	10.264545	8.22%	203,169
2011	9.865025	9.484681	-3.86%	243,731
2010	9.168916	9.865025	7.59%	241,220
2009	7.852379	9.168916	16.77%	177,117
2008*	10.000000	7.852379	-21.48%	177,117
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.643410	11.879499	2.03%	0
2013	9.854361	11.643410	18.15%	46,357
2012	8.898775	9.854361	10.74%	323,837
2011	9.457221	8.898775	-5.90%	329,204
2010	8.634762	9.457221	9.52%	329,395
2009	7.136271	8.634762	21.00%	10,638
2008*	10.000000	7.136271	-28.64%	10,638
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.913127	10.989682	0.70%	4,806
2013	10.672242	10.913127	2.26%	2,992
2012	10.188217	10.672242	4.75%	2,229
2011	10.308704	10.188217	-1.17%	2,408
2010	9.904798	10.308704	4.08%	0
2009	8.993013	9.904798	10.14%	0
2008*	10.000000	8.993013	-10.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.560275	11.780332	1.90%	99,978
2013	10.069798	11.560275	14.80%	99,439
2012	9.196320	10.069798	9.50%	74,384
2011	9.661834	9.196320	-4.82%	74,158
2010	8.902263	9.661834	8.53%	175,858
2009	7.491083	8.902263	18.84%	18,893
2008*	10.000000	7.491083	-25.09%	1,994

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	5,314
2011	9.229854	8.574731	-7.10%	5,314
2010	8.358577	9.229854	10.42%	5,314
2009	6.776253	8.358577	23.35%	0
2008*	10.000000	6.776253	-32.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.328751	11.490543	1.43%	6,901
2013	10.450646	11.328751	8.40%	5,268
2012	9.745905	10.450646	7.23%	5,628
2011	10.027472	9.745905	-2.81%	6,009
2010	9.437218	10.027472	6.25%	18,846
2009	8.229175	9.437218	14.68%	0
2008*	10.000000	8.229175	-17.71%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.108157	11.331400	2.01%	3,362
2013	11.646760	11.108157	-4.62%	8,002
2012	11.120167	11.646760	4.74%	15,200
2011	10.740293	11.120167	3.54%	60,230
2010	10.321677	10.740293	4.06%	122,176
2009	9.753752	10.321677	5.82%	188,700
2008*	10.000000	9.753752	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
2010	11.073984	11.667296	5.36%	160
2009	9.759531	11.073984	13.47%	0
2008*	10.000000	9.759531	-2.40%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.144341	26.773426	-8.14%	0
2013	29.779342	29.144341	-2.13%	0
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0
2010	30.657203	34.630382	12.96%	0
2009	19.289618	30.657203	58.93%	0
2008	47.054817	19.289618	-59.01%	0
2007	33.260826	47.054817	41.47%	0
2006	25.036467	33.260826	32.85%	0
2005	19.412896	25.036467	28.97%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.178962	11.391655	1.90%	9,081
2013	11.956428	11.178962	-6.50%	13,840
2012	11.906138	11.956428	0.42%	32,920
2011	11.390386	11.906138	4.53%	76,373
2010	11.154997	11.390386	2.11%	140,588
2009	11.147169	11.154997	0.07%	240,245
2008	10.619040	11.147169	4.97%	281,568
2007	10.170346	10.619040	4.41%	248,070
2006	10.098317	10.170346	0.71%	139,960
2005	10.034351	10.098317	0.64%	6,830
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.485170	8.209248	-3.25%	0
2013	7.406374	8.485170	14.57%	0
2012	6.596234	7.406374	12.28%	1,183
2011	7.520638	6.596234	-12.29%	2,043
2010	6.829224	7.520638	10.12%	1,885
2009	5.413580	6.829224	26.15%	771
2008*	10.000000	5.413580	-45.86%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.639599	8.812461	-8.58%	0
2013	8.174218	9.639599	17.93%	0
2012	7.096218	8.174218	15.19%	0
2011	8.355280	7.096218	-15.07%	0
2010	7.983117	8.355280	4.66%	0
2009	6.369716	7.983117	25.33%	0
2008	11.486226	6.369716	-44.54%	0
2007	10.776649	11.486226	6.58%	0
2006*	10.000000	10.776649	7.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	20.902649	21.385114	2.31%	19,279
2013	16.856410	20.902649	24.00%	34,784
2012	14.924933	16.856410	12.94%	52,018
2011	15.941481	14.924933	-6.38%	84,771
2010	14.270643	15.941481	11.71%	118,978
2009	11.512141	14.270643	23.96%	251,005
2008	18.705868	11.512141	-38.46%	358,628
2007	18.118493	18.705868	3.24%	448,413
2006	15.907856	18.118493	13.90%	446,129
2005	15.123351	15.907856	5.19%	396,324
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.182742	14.454808	1.92%	6,105
2013	12.831316	14.182742	10.53%	6,447
2012	12.037977	12.831316	6.59%	3,740
2011	12.243948	12.037977	-1.68%	9,445
2010	11.441283	12.243948	7.02%	5,480
2009*	10.000000	11.441283	14.41%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.104915	16.512212	2.53%	0
2013	13.830086	16.104915	16.45%	0
2012	12.643935	13.830086	9.38%	0
2011	13.096652	12.643935	-3.46%	0
2010	11.995956	13.096652	9.18%	0
2009*	10.000000	11.995956	19.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.253409	12.405497	1.24%	15,384
2013	11.994497	12.253409	2.16%	16,169
2012	11.703416	11.994497	2.49%	5,956
2011	11.666968	11.703416	0.31%	6,076
2010	11.305970	11.666968	3.19%	0
2009	10.635584	11.305970	6.30%	14,960
2008	11.613381	10.635584	-8.42%	15,293
2007	11.310306	11.613381	2.68%	28,807
2006	10.931599	11.310306	3.46%	21,677
2005	10.857791	10.931599	0.68%	31,289
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.656509	17.072766	2.50%	98,355
2013	14.655419	16.656509	13.65%	90,435
2012	13.572366	14.655419	7.98%	101,735
2011	13.932384	13.572366	-2.58%	306,508
2010	12.889966	13.932384	8.09%	856,316
2009	11.102684	12.889966	16.10%	1,236,019
2008	14.834493	11.102684	-25.16%	1,350,491
2007	14.409293	14.834493	2.95%	1,439,439
2006	13.277824	14.409293	8.52%	1,258,989
2005	12.933076	13.277824	2.67%	449,363
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.144282	19.580880	2.28%	12,478
2013	16.052812	19.144282	19.26%	35,027
2012	14.481183	16.052812	10.85%	80,258
2011	15.182222	14.481183	-4.62%	142,247
2010	13.807159	15.182222	9.96%	206,876
2009	11.390121	13.807159	21.22%	316,538
2008	17.036643	11.390121	-33.14%	353,824
2007	16.471815	17.036643	3.43%	399,923
2006	14.755964	16.471815	11.63%	398,098
2005	14.140874	14.755964	4.35%	254,592

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.505035	14.805082	2.07%	93,395
2013	13.470774	14.505035	7.68%	97,774
2012	12.795373	13.470774	5.28%	139,831
2011	12.864085	12.795373	-0.53%	186,644
2010	12.164556	12.864085	5.75%	206,864
2009	10.896205	12.164556	11.64%	242,335
2008	13.161523	10.896205	-17.21%	272,864
2007	12.760116	13.161523	3.15%	228,213
2006	12.075916	12.760116	5.67%	146,847
2005	11.859009	12.075916	1.83%	123,966
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.736633	20.880164	5.79%	0
2013	14.860568	19.736633	32.81%	0
2012	12.877914	14.860568	15.40%	1,139
2011	13.552335	12.877914	-4.98%	4,694
2010	12.815268	13.552335	5.75%	7,631
2009*	10.000000	12.815268	28.15%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.885901	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.080961	0.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.079326	29.941009	6.63%	0
2013	21.656579	28.079326	29.66%	0
2012	18.918860	21.656579	14.47%	0
2011	19.919798	18.918860	-5.02%	0
2010	16.196685	19.919798	22.99%	0
2009	12.153449	16.196685	33.27%	123
2008	19.629907	12.153449	-38.09%	123
2007	18.730452	19.629907	4.80%	194
2006	17.489639	18.730452	7.09%	196
2005	16.008905	17.489639	9.25%	194
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.779455	8.555579	-2.55%	289
2013	9.009187	8.779455	-2.55%	290
2012	9.245579	9.009187	-2.56%	9,653
2011	9.486829	9.245579	-2.54%	30,728
2010	9.735058	9.486829	-2.55%	43,739
2009	9.985606	9.735058	-2.51%	33,760
2008	10.040699	9.985606	-0.55%	25,906
2007	9.833599	10.040699	2.11%	59,955
2006	9.652899	9.833599	1.87%	33,679
2005	9.647389	9.652899	0.06%	10,757

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.299277	13.463479	1.23%	0
2013	13.802520	13.299277	-3.65%	0
2012	12.618776	13.802520	9.38%	4,701
2011	12.267503	12.618776	2.86%	5,520
2010	11.383200	12.267503	7.77%	14,301
2009	9.391312	11.383200	21.21%	1,073
2008	11.651891	9.391312	-19.40%	1,220
2007	11.429808	11.651891	1.94%	1,567
2006	11.186803	11.429808	2.17%	0
2005	11.233809	11.186803	-0.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.358492	9.957829	-3.87%	12,558
2013	8.779059	10.358492	17.99%	18,869
2012	7.798884	8.779059	12.57%	51,019
2011	8.854791	7.798884	-11.92%	92,543
2010	7.984057	8.854791	10.91%	142,957
2009	6.019470	7.984057	32.64%	241,277
2008*	10.000000	6.019470	-39.81%	229,957
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.469808	13.616307	-11.98%	0
2013	13.113998	15.469808	17.96%	0
2012	11.497776	13.113998	14.06%	0
2011	14.115179	11.497776	-18.54%	0
2010	13.677962	14.115179	3.20%	0
2009	10.837865	13.677962	26.21%	0
2008	20.780992	10.837865	-47.85%	0
2007	20.765452	20.780992	0.07%	0
2006	17.407509	20.765452	19.29%	0
2005	15.978409	17.407509	8.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.384991	13.294008	7.34%	3,708
2013	9.455041	12.384991	30.99%	6,085
2012	8.354559	9.455041	13.17%	18,496
2011	8.859090	8.354559	-5.70%	41,414
2010	7.880412	8.859090	12.42%	73,465
2009	6.251616	7.880412	26.05%	140,938
2008*	10.000000	6.251616	-37.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.746224	12.619213	7.43%	0
2013	8.926637	11.746224	31.59%	0
2012	7.790317	8.926637	14.59%	0
2011	8.512429	7.790317	-8.48%	0
2010	7.747515	8.512429	9.87%	0
2009	6.239816	7.747515	24.16%	0
2008*	10.000000	6.239816	-37.60%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.177666	13.319259	1.07%	4,792
2013	9.755918	13.177666	35.07%	7,132
2012	8.732915	9.755918	11.71%	21,313
2011	9.378430	8.732915	-6.88%	46,853
2010	7.609490	9.378430	23.25%	84,413
2009	6.162707	7.609490	23.48%	118,084
2008*	10.000000	6.162707	-38.37%	102,251
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.048896	16.020867	14.04%	5,436
2013	10.625415	14.048896	32.22%	9,021
2012	9.372148	10.625415	13.37%	27,845
2011	9.845472	9.372148	-4.81%	57,549
2010	8.444937	9.845472	16.58%	85,278
2009	6.642101	8.444937	27.14%	120,392
2008*	10.000000	6.642101	-33.58%	177,304
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	19.872287	19.857030	-0.08%	0
2013	14.165904	19.872287	40.28%	0
2012	12.854435	14.165904	10.20%	0
2011	13.304735	12.854435	-3.38%	0
2010	10.912901	13.304735	21.92%	0
2009	8.804755	10.912901	23.94%	0
2008	16.900776	8.804755	-47.90%	0
2007	15.840536	16.900776	6.69%	0
2006	15.782851	15.840536	0.37%	0
2005	15.031729	15.782851	5.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	28.706308	29.866824	4.04%	0
2013	21.037040	28.706308	36.46%	0
2012	17.944994	21.037040	17.23%	0
2011	19.475784	17.944994	-7.86%	0
2010	15.801537	19.475784	23.25%	0
2009	12.883408	15.801537	22.65%	0
2008	19.529246	12.883408	-34.03%	0
2007	21.605189	19.529246	-9.61%	0
2006	18.932150	21.605189	14.12%	0
2005	18.900373	18.932150	0.17%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	26.863444	26.323873	-2.01%	0
2013	19.612714	26.863444	36.97%	0
2012	17.467384	19.612714	12.28%	660
2011	19.027826	17.467384	-8.20%	1,166
2010	15.622746	19.027826	21.80%	1,084
2009	11.925620	15.622746	31.00%	395
2008	19.852863	11.925620	-39.93%	22,646
2007	19.996473	19.852863	-0.72%	20,577
2006	18.360569	19.996473	8.91%	17,952
2005	16.820009	18.360569	9.16%	799
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	17.893068	19.497213	8.97%	5,685
2013	14.038553	17.893068	27.46%	10,352
2012	12.654456	14.038553	10.94%	26,652
2011	12.935991	12.654456	-2.18%	60,189
2010	11.723931	12.935991	10.34%	111,186
2009	9.581929	11.723931	22.35%	182,259
2008	16.841033	9.581929	-43.10%	217,346
2007	16.019638	16.841033	5.13%	164,268
2006	14.495128	16.019638	10.52%	112,473
2005	13.895106	14.495128	4.32%	5,225
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
2010	7.041577	8.908647	26.51%	0
2009	5.536549	7.041577	27.18%	0
2008*	10.000000	5.536549	-44.63%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.891801	9.687166	-2.07%	0
2013	10.139962	9.891801	-2.45%	0
2012	10.051801	10.139962	0.88%	5,809
2011	10.181934	10.051801	-1.28%	8,255
2010	10.201506	10.181934	-0.19%	14,994
2009	9.773555	10.201506	4.38%	3,645
2008*	10.000000	9.773555	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.450904	13.830092	-10.49%	8,794
2013	13.202184	15.450904	17.03%	12,840
2012	11.331470	13.202184	16.51%	35,439
2011	13.277584	11.331470	-14.66%	64,396
2010	12.811727	13.277584	3.64%	101,387
2009*	10.000000	12.811727	28.12%	171,565
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.369761	9.186521	-1.96%	1,736
2013	9.556012	9.369761	-1.95%	3,074
2012	9.374979	9.556012	1.93%	8,260
2011	9.591920	9.374979	-2.26%	49,641
2010	9.348803	9.591920	2.60%	108,932
2009	8.465200	9.348803	10.44%	167,647
2008	10.034249	8.465200	-15.64%	293,488
2007	9.829228	10.034249	2.09%	263,697
2006	9.679002	9.829228	1.55%	154,290
2005	9.790262	9.679002	-1.14%	64
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.629859	17.776483	0.83%	0
2013	12.404995	17.629859	42.12%	0
2012	11.698407	12.404995	6.04%	0
2011	12.132589	11.698407	-3.58%	180
2010	10.408503	12.132589	16.56%	180
2009	8.701066	10.408503	19.62%	183
2008	14.752589	8.701066	-41.02%	150
2007	15.063279	14.752589	-2.06%	135
2006	14.685186	15.063279	2.57%	0
2005	14.643982	14.685186	0.28%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	20.136245	21.660013	7.57%	0
2013	15.016226	20.136245	34.10%	0
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
2010	12.278963	14.701022	19.73%	0
2009	9.587339	12.278963	28.07%	0
2008	16.247159	9.587339	-40.99%	141
2007	15.494930	16.247159	4.85%	195,071
2006	13.983136	15.494930	10.81%	130,706
2005	13.427203	13.983136	4.14%	6,082

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	26.431530	26.287048	-0.55%	0
2013	21.358041	26.431530	23.75%	0
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
2010	18.028802	20.328432	12.76%	0
2009	13.275934	18.028802	35.80%	0
2008	22.832692	13.275934	-41.86%	0
2007	22.090135	22.832692	3.36%	0
2006	19.313035	22.090135	14.38%	0
2005	17.374012	19.313035	11.16%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.833969	9.821966	-0.12%	0
2013	10.128482	9.833969	-2.91%	0
2012*	10.000000	10.128482	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.957341	-10.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.240734	20.700239	7.59%	5,722
2013	15.021393	19.240734	28.09%	10,140
2012	13.219623	15.021393	13.63%	26,383
2011	13.607633	13.219623	-2.85%	59,229
2010	12.055541	13.607633	12.87%	108,164
2009	9.665322	12.055541	24.73%	169,515
2008	16.161175	9.665322	-40.19%	185,768
2007	15.925256	16.161175	1.48%	153,469
2006	14.239272	15.925256	11.84%	116,615
2005	13.817518	14.239272	3.05%	6,454
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	28.836962	31.376782	8.81%	0
2013	21.042720	28.836962	37.04%	0
2012	18.351799	21.042720	14.66%	0
2011	19.290778	18.351799	-4.87%	0
2010	16.086219	19.290778	19.92%	0
2009	12.059435	16.086219	33.39%	0
2008	19.962121	12.059435	-39.59%	49,584
2007	20.776676	19.962121	-3.92%	28,645
2006	18.593399	20.776676	11.74%	18,584
2005	17.389038	18.593399	6.93%	784
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.077276	8.970052	-1.18%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.332956	11.077206	-2.26%	0
2013	12.446898	11.332956	-8.95%	0
2012	12.138362	12.446898	2.54%	0
2011	11.488230	12.138362	5.66%	0
2010	10.778640	11.488230	6.58%	0
2009*	10.000000	10.778640	7.79%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.975869	10.776015	-1.82%	4,606
2013	11.289295	10.975869	-2.78%	7,099
2012	10.955543	11.289295	3.05%	18,195
2011	11.129257	10.955543	-1.56%	31,788
2010	10.857437	11.129257	2.50%	57,239
2009*	10.000000	10.857437	8.57%	77,003
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.102889	10.255570	1.51%	0
2013	10.584565	10.102889	-4.55%	0
2012	9.919841	10.584565	6.70%	822
2011*	10.000000	9.919841	-0.80%	1,033
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	16.851686	18.184522	7.91%	0
2013	12.745217	16.851686	32.22%	0
2012	10.978496	12.745217	16.09%	0
2011	11.813552	10.978496	-7.07%	0
2010	10.598587	11.813552	11.46%	0
2009	8.378222	10.598587	26.50%	0
2008	14.025334	8.378222	-40.26%	0
2007	15.319613	14.025334	-8.45%	0
2006	13.561526	15.319613	12.96%	0
2005	13.223957	13.561526	2.55%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	17.475910	15.875882	-9.16%	0
2013	14.002354	17.475910	24.81%	0
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
2010	13.579407	14.560233	7.22%	0
2009	11.180653	13.579407	21.45%	0
2008	20.471301	11.180653	-45.38%	0
2007	19.387774	20.471301	5.59%	0
2006	15.575952	19.387774	24.47%	0
2005	14.244793	15.575952	9.34%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.687413	19.981166	6.92%	0
2013	13.342120	18.687413	40.06%	0
2012	11.986581	13.342120	11.31%	0
2011	14.972189	11.986581	-19.94%	0
2010	12.718419	14.972189	17.72%	0
2009	7.962992	12.718419	59.72%	0
2008	12.977688	7.962992	-38.64%	0
2007	12.622358	12.977688	2.82%	0
2006	12.284060	12.622358	2.75%	0
2005	11.925642	12.284060	3.01%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.060683	26.932388	27.88%	0
2013	14.358445	21.060683	46.68%	0
2012	11.248058	14.358445	27.65%	0
2011	10.455834	11.248058	7.58%	0
2010*	10.000000	10.455834	4.56%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	10.947179	11.475136	4.82%	0
2013	11.299207	10.947179	-3.12%	0
2012	10.619357	11.299207	6.40%	0
2011	10.337855	10.619357	2.72%	1,172
2010	9.927442	10.337855	4.13%	2,174
2009	9.313512	9.927442	6.59%	2,110
2008	10.673210	9.313512	-12.74%	203,256
2007	10.410732	10.673210	2.52%	197,343
2006	10.315071	10.410732	0.93%	107,208
2005	10.183615	10.315071	1.29%	6,036
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	19.529907	19.581950	0.27%	0
2013	21.964405	19.529907	-11.08%	0
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
2010	17.165409	18.357409	6.94%	0
2009	13.537731	17.165409	26.80%	0
2008	16.339813	13.537731	-17.15%	0
2007	15.761797	16.339813	3.67%	0
2006	14.596171	15.761797	7.99%	0
2005	13.356123	14.596171	9.28%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.273556	8.074339	-21.41%	0
2013	9.558322	10.273556	7.48%	0
2012*	10.000000	9.558322	-4.42%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.946731	20.985323	-4.38%	0
2013	14.990650	21.946731	46.40%	0
2012	14.261374	14.990650	5.11%	0
2011	15.338966	14.261374	-7.03%	0
2010	12.415878	15.338966	23.54%	2,728
2009	8.346733	12.415878	48.75%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.973077	11.137393	1.50%	0
2013	10.064877	10.973077	9.02%	0
2012*	10.000000	10.064877	0.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	20.009278	21.299650	6.45%	0
2013	15.263152	20.009278	31.10%	0
2012	13.366518	15.263152	14.19%	0
2011	12.937218	13.366518	3.32%	0
2010	11.775225	12.937218	9.87%	0
2009	10.045454	11.775225	17.22%	0
2008	17.391707	10.045454	-42.24%	0
2007	17.030758	17.391707	2.12%	0
2006	14.945638	17.030758	13.95%	0
2005	14.669210	14.945638	1.88%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	28.622684	30.372470	6.11%	0
2013	21.350842	28.622684	34.06%	0
2012	18.504473	21.350842	15.38%	0
2011	20.790175	18.504473	-10.99%	0
2010	16.861246	20.790175	23.30%	0
2009	12.134914	16.861246	38.95%	0
2008	19.391590	12.134914	-37.42%	0
2007	19.612536	19.391590	-1.13%	0
2006	17.630699	19.612536	11.24%	0
2005	16.974250	17.630699	3.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.830678	11.903316	0.61%	0
2013	13.271943	11.830678	-10.86%	0
2012	12.689829	13.271943	4.59%	0
2011	11.658277	12.689829	8.85%	0
2010	11.386526	11.658277	2.39%	0
2009	10.606993	11.386526	7.35%	0
2008	11.065938	10.606993	-4.15%	701
2007	10.377693	11.065938	6.63%	911
2006	10.487479	10.377693	-1.05%	872
2005	10.600995	10.487479	-1.07%	817
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	19.558032	21.398689	9.41%	0
2013	14.820851	19.558032	31.96%	0
2012	13.295235	14.820851	11.47%	0
2011	13.270258	13.295235	0.19%	0
2010	11.965688	13.270258	10.90%	0
2009	10.431155	11.965688	14.71%	0
2008	16.408735	10.431155	-36.43%	0
2007	16.922598	16.408735	-3.04%	0
2006	14.872381	16.922598	13.79%	0
2005	14.608293	14.872381	1.81%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.425343	20.860606	13.22%	0
2013	14.562676	18.425343	26.52%	0
2012	12.864704	14.562676	13.20%	0
2011	13.319708	12.864704	-3.42%	0
2010	11.493844	13.319708	15.89%	0
2009	9.091242	11.493844	26.43%	0
2008	12.364782	9.091242	-26.47%	0
2007	13.012340	12.364782	-4.98%	0
2006	11.111284	13.012340	17.11%	0
2005*	10.000000	11.111284	11.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.330817	14.227890	-0.72%	0
2013	12.859464	14.330817	11.44%	0
2012	12.006835	12.859464	7.10%	0
2011	12.792360	12.006835	-6.14%	0
2010	11.965655	12.792360	6.91%	0
2009*	10.000000	11.965655	19.66%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.126773	12.475068	2.87%	0
2013*	10.000000	12.126773	21.27%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.793489	7.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	29.284162	29.983536	2.39%	0
2013	21.366115	29.284162	37.06%	0
2012	18.954027	21.366115	12.73%	0
2011	19.350089	18.954027	-2.05%	0
2010	15.788409	19.350089	22.56%	0
2009	12.965228	15.788409	21.78%	0
2008	19.268764	12.965228	-32.71%	0
2007	19.916540	19.268764	-3.25%	0
2006	17.871283	19.916540	11.44%	0
2005	17.109251	17.871283	4.45%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.720248	21.724564	10.16%	0
2013	15.372466	19.720248	28.28%	0
2012	13.668613	15.372466	12.47%	0
2011	13.808945	13.668613	-1.02%	0
2010	12.377907	13.808945	11.56%	791
2009	10.082386	12.377907	22.77%	791
2008	16.515936	10.082386	-38.95%	791
2007	16.152986	16.515936	2.25%	791
2006	14.394124	16.152986	12.22%	791
2005	14.149850	14.394124	1.73%	791

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	18.670687	19.608591	5.02%	0
2013	15.864885	18.670687	17.69%	0
2012	14.789993	15.864885	7.27%	0
2011	13.963553	14.789993	5.92%	0
2010	12.461226	13.963553	12.06%	0
2009	10.467112	12.461226	19.05%	0
2008	15.292022	10.467112	-31.55%	640
2007	14.695545	15.292022	4.06%	650
2006	12.982487	14.695545	13.20%	639
2005	12.800921	12.982487	1.42%	657
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	17.694661	17.462272	-1.31%	0
2013	12.256585	17.694661	44.37%	0
2012	10.466215	12.256585	17.11%	0
2011	12.502978	10.466215	-16.29%	0
2010	9.812493	12.502978	27.42%	0
2009	8.010644	9.812493	22.49%	0
2008	13.217414	8.010644	-39.39%	0
2007	15.297967	13.217414	-13.60%	0
2006	15.171124	15.297967	0.84%	0
2005	14.755012	15.171124	2.82%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	9.982739	9.778829	-2.04%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	14.813894	14.236685	-3.90%	0
2013	13.098534	14.813894	13.10%	0
2012	12.223413	13.098534	7.16%	0
2011	13.280658	12.223413	-7.96%	0
2010	12.065448	13.280658	10.07%	0
2009	10.936717	12.065448	10.32%	0
2008	15.965735	10.936717	-31.50%	0
2007	14.952587	15.965735	6.78%	0
2006	13.258156	14.952587	12.78%	0
2005	13.384155	13.258156	-0.94%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.021639	12.120409	0.82%	0
2013	12.250619	12.021639	-1.87%	0
2012	11.492795	12.250619	6.59%	0
2011	11.568470	11.492795	-0.65%	0
2010	10.968767	11.568470	5.47%	0
2009	9.372361	10.968767	17.03%	0
2008	10.408726	9.372361	-9.96%	0
2007	10.165556	10.408726	2.39%	1,535
2006	10.042521	10.165556	1.23%	1,535
2005	10.209113	10.042521	-1.63%	1,535

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.403754	13.605031	1.50%	0
2013	12.157188	13.403754	10.25%	0
2012	11.186690	12.157188	8.68%	0
2011	11.533937	11.186690	-3.01%	0
2010	10.521607	11.533937	9.62%	0
2009	8.714807	10.521607	20.73%	0
2008	11.957115	8.714807	-27.12%	0
2007	11.324246	11.957115	5.59%	0
2006	10.609283	11.324246	6.74%	0
2005*	10.000000	10.609283	6.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.846420	14.106147	1.88%	0
2013	12.293804	13.846420	12.63%	0
2012	11.163573	12.293804	10.12%	0
2011	11.605026	11.163573	-3.80%	0
2010	10.421329	11.605026	11.36%	0
2009	8.323333	10.421329	25.21%	0
2008	12.717185	8.323333	-34.55%	0
2007	11.874893	12.717185	7.09%	0
2006	10.913537	11.874893	8.81%	0
2005*	10.000000	10.913537	9.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.428751	14.720184	2.02%	0
2013	12.201574	14.428751	18.25%	0
2012	10.876743	12.201574	12.18%	0
2011	11.491638	10.876743	-5.35%	0
2010	10.180422	11.491638	12.88%	0
2009	7.967882	10.180422	27.77%	0
2008	13.231866	7.967882	-39.78%	168
2007	12.231694	13.231866	8.18%	168
2006	11.120041	12.231694	10.00%	168
2005*	10.000000	11.120041	11.20%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.053234	15.338582	-15.04%	0
2013	14.930038	18.053234	20.92%	0
2012	14.636612	14.930038	2.00%	0
2011	15.850812	14.636612	-7.66%	0
2010	13.657248	15.850812	16.06%	0
2009	9.501653	13.657248	43.74%	0
2008	21.397269	9.501653	-55.59%	0
2007	15.085922	21.397269	41.84%	0
2006	13.280835	15.085922	13.59%	0
2005*	10.000000	13.280835	32.81%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.122575	20.204740	5.66%	0
2013	15.358794	19.122575	24.51%	0
2012	13.472027	15.358794	14.01%	0
2011	13.740960	13.472027	-1.96%	0
2010	12.276191	13.740960	11.93%	0
2009	9.704024	12.276191	26.51%	221
2008	17.422948	9.704024	-44.30%	768
2007	17.665851	17.422948	-1.37%	913
2006	15.122257	17.665851	16.82%	913
2005	14.705555	15.122257	2.83%	914
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.102552	21.736225	8.13%	0
2013	15.175568	20.102552	32.47%	0
2012	13.619905	15.175568	11.42%	0
2011	13.987258	13.619905	-2.63%	0
2010	11.593758	13.987258	20.64%	0
2009	9.301945	11.593758	24.64%	0
2008	18.126134	9.301945	-48.68%	0
2007	14.694842	18.126134	23.35%	133
2006	14.155702	14.694842	3.81%	133
2005	13.774476	14.155702	2.77%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	11.972117	12.315943	2.87%	0
2013	12.551260	11.972117	-4.61%	0
2012	12.203278	12.551260	2.85%	0
2011	11.704638	12.203278	4.26%	0
2010	11.173654	11.704638	4.75%	0
2009	9.934979	11.173654	12.47%	1,306
2008	10.565928	9.934979	-5.97%	3,073
2007	10.423767	10.565928	1.36%	4,100
2006	10.276160	10.423767	1.44%	2,197
2005	10.353540	10.276160	-0.75%	2,091
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	31.328478	32.354361	3.27%	0
2013	23.672861	31.328478	32.34%	0
2012	21.216573	23.672861	11.58%	0
2011	24.433783	21.216573	-13.17%	0
2010	19.510775	24.433783	25.23%	286
2009	14.333549	19.510775	36.12%	286
2008	24.368547	14.333549	-41.18%	1,172
2007	21.694933	24.368547	12.32%	1,191
2006	19.814822	21.694933	9.49%	1,240
2005	17.236623	19.814822	14.96%	1,274

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	21.589181	19.283043	-10.68%	0
2013	17.028241	21.589181	26.78%	0
2012	14.524006	17.028241	17.24%	0
2011	18.039374	14.524006	-19.49%	0
2010	16.414558	18.039374	9.90%	0
2009	13.351915	16.414558	22.94%	0
2008	24.463153	13.351915	-45.42%	0
2007	21.460084	24.463153	13.99%	0
2006	18.706629	21.460084	14.72%	0
2005	16.167649	18.706629	15.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	26.277621	27.261329	3.74%	0
2013	20.723478	26.277621	26.80%	0
2012	16.745703	20.723478	23.75%	0
2011	18.900152	16.745703	-11.40%	0
2010	15.358918	18.900152	23.06%	0
2009	10.034168	15.358918	53.07%	193
2008	21.149754	10.034168	-52.56%	193
2007	20.596731	21.149754	2.69%	193
2006	18.227113	20.596731	13.00%	193
2005	18.268884	18.227113	-0.23%	193
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.571275	11.591385	0.17%	0
2013	9.598404	11.571275	20.55%	0
2012	8.545024	9.598404	12.33%	0
2011	8.910079	8.545024	-4.10%	0
2010	8.296998	8.910079	7.39%	0
2009	6.539981	8.296998	26.87%	0
2008*	10.000000	6.539981	-34.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.430224	13.684822	1.90%	0
2013	12.101537	13.430224	10.98%	0
2012	11.029792	12.101537	9.72%	0
2011	11.059863	11.029792	-0.27%	0
2010	10.077763	11.059863	9.75%	0
2009	7.630509	10.077763	32.07%	0
2008	11.137362	7.630509	-31.49%	0
2007	11.022190	11.137362	1.04%	0
2006*	10.000000	11.022190	10.22%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	20.838861	22.067570	5.90%	0
2013	16.497029	20.838861	26.32%	0
2012	15.128773	16.497029	9.04%	0
2011	14.652709	15.128773	3.25%	0
2010	12.469314	14.652709	17.51%	0
2009	10.909972	12.469314	14.29%	228
2008	15.365816	10.909972	-29.00%	6,615
2007	16.214108	15.365816	-5.23%	8,766
2006	14.212107	16.214108	14.09%	11,905
2005	14.107001	14.212107	0.75%	12,223
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.003289	28.410293	-2.04%	0
2013	21.856586	29.003289	32.70%	0
2012	18.955753	21.856586	15.30%	0
2011	20.221199	18.955753	-6.26%	0
2010	16.190962	20.221199	24.89%	0
2009	12.870717	16.190962	25.80%	444
2008	19.728948	12.870717	-34.76%	0
2007	20.752566	19.728948	-4.93%	0
2006	18.212285	20.752566	13.95%	0
2005	17.189899	18.212285	5.95%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.263933	-7.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	22.067555	19.100876	-13.44%	0
2013	18.424145	22.067555	19.78%	0
2012	15.999830	18.424145	15.15%	0
2011	18.381177	15.999830	-12.96%	0
2010	17.407987	18.381177	5.59%	0
2009	13.041659	17.407987	33.48%	0
2008	22.458993	13.041659	-41.93%	0
2007	19.974229	22.458993	12.44%	0
2006	16.884796	19.974229	18.30%	0
2005	15.734158	16.884796	7.31%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.667697	9.588930	-0.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.208582	11.347886	1.24%	0
2013	10.132999	11.208582	10.61%	0
2012*	10.000000	10.132999	1.33%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.821094	10.011480	1.94%	0
2013*	10.000000	9.821094	-1.79%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.787970	10.713654	-9.11%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.684473	15.915156	-4.61%	0
2013	12.984803	16.684473	28.49%	0
2012	10.872183	12.984803	19.43%	0
2011	11.264437	10.872183	-3.48%	0
2010*	10.000000	11.264437	12.64%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.016556	13.713746	5.36%	0
2013	9.559538	13.016556	36.16%	0
2012*	10.000000	9.559538	-4.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.351241	12.531685	1.46%	0
2013	9.871071	12.351241	25.13%	0
2012*	10.000000	9.871071	-1.29%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.844014	13.472245	4.89%	0
2013	9.653258	12.844014	33.05%	0
2012*	10.000000	9.653258	-3.47%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.912925	14.682970	-7.73%	0
2013	13.056230	15.912925	21.88%	0
2012	11.248492	13.056230	16.07%	0
2011	12.445025	11.248492	-9.61%	0
2010	11.757011	12.445025	5.85%	0
2009*	10.000000	11.757011	17.57%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.537704	11.451778	-0.74%	0
2013	10.720073	11.537704	7.63%	0
2012*	10.000000	10.720073	7.20%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.630120	13.269801	5.06%	0
2013	9.979457	12.630120	26.56%	0
2012*	10.000000	9.979457	-0.21%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	19.545002	20.605181	5.42%	0
2013	16.749665	19.545002	16.69%	0
2012	15.168970	16.749665	10.42%	0
2011	15.364795	15.168970	-1.27%	0
2010	14.590066	15.364795	5.31%	0
2009	11.927914	14.590066	22.32%	0
2008	14.589620	11.927914	-18.24%	0
2007	13.583739	14.589620	7.41%	0
2006	12.629911	13.583739	7.55%	0
2005	12.043434	12.629911	4.87%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	24.525915	25.911061	5.65%	0
2013	19.238347	24.525915	27.48%	0
2012	15.947973	19.238347	20.63%	0
2011	17.594225	15.947973	-9.36%	0
2010	16.964411	17.594225	3.71%	0
2009	11.928288	16.964411	42.22%	0
2008	21.992318	11.928288	-45.76%	0
2007	16.527481	21.992318	33.07%	0
2006	15.549907	16.527481	6.29%	0
2005	14.182804	15.549907	9.64%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.017422	13.864196	6.50%	0
2013	9.871180	13.017422	31.87%	0
2012*	10.000000	9.871180	-1.29%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	30.143304	25.806181	-14.39%	0
2013	27.080251	30.143304	11.31%	0
2012	24.566913	27.080251	10.23%	0
2011	37.277050	24.566913	-34.10%	0
2010	30.612397	37.277050	21.77%	0
2009	17.551188	30.612397	74.42%	0
2008	37.724227	17.551188	-53.48%	0
2007	30.258284	37.724227	24.67%	0
2006	21.184904	30.258284	42.83%	0
2005	16.483483	21.184904	28.52%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.755962	9.061575	-7.12%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.944816	12.564190	-9.90%	0
2013	10.138026	13.944816	37.55%	0
2012*	10.000000	10.138026	1.38%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	22.655581	24.317889	7.34%	0
2013	17.153877	22.655581	32.07%	0
2012	15.198871	17.153877	12.86%	0
2011	15.676882	15.198871	-3.05%	0
2010	14.471843	15.676882	8.33%	0
2009	12.133930	14.471843	19.27%	903
2008	18.523527	12.133930	-34.49%	150
2007	17.678233	18.523527	4.78%	150
2006	15.060428	17.678233	17.38%	150
2005	14.522098	15.060428	3.71%	150
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.310126	14.095941	-1.50%	0
2013	11.510882	14.310126	24.32%	0
2012	10.194682	11.510882	12.91%	0
2011	10.655694	10.194682	-4.33%	0
2010*	10.000000	10.655694	6.56%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.571709	13.596913	8.15%	0
2013	9.973856	12.571709	26.05%	0
2012	9.000411	9.973856	10.82%	0
2011*	10.000000	9.000411	-10.00%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.018392	20.922415	10.01%	0
2013	14.829072	19.018392	28.25%	0
2012	13.303976	14.829072	11.46%	0
2011	13.592286	13.303976	-2.12%	0
2010	12.332886	13.592286	10.21%	0
2009*	10.000000	12.332886	23.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.798162	13.087481	2.26%	21,082
2013	10.657965	12.798162	20.08%	13,621
2012	9.456812	10.657965	12.70%	18,401
2011	9.619337	9.456812	-1.69%	18,912
2010	8.816436	9.619337	9.11%	20,517
2009	7.334447	8.816436	20.21%	1,522
2008	10.723491	7.334447	-31.60%	0
2007	10.374193	10.723491	3.37%	0
2006*	10.000000	10.374193	3.74%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.271972	10.503007	2.25%	25,165
2013	10.824807	10.271972	-5.11%	15,951
2012	10.588585	10.824807	2.23%	17,737
2011	10.281906	10.588585	2.98%	16,803
2010	9.959707	10.281906	3.24%	17,643
2009	9.117726	9.959707	9.23%	1,302
2008	10.386521	9.117726	-12.22%	0
2007	10.356442	10.386521	0.29%	0
2006*	10.000000	10.356442	3.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.955716	13.842355	-0.81%	0
2013	11.137993	13.955716	25.30%	0
2012	9.367067	11.137993	18.91%	0
2011	10.603869	9.367067	-11.66%	0
2010	9.781346	10.603869	8.41%	0
2009	7.091912	9.781346	37.92%	0
2008	11.866415	7.091912	-40.24%	0
2007	10.654381	11.866415	11.38%	0
2006*	10.000000	10.654381	6.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.575824	13.236936	5.26%	0
2013	9.961644	12.575824	26.24%	0
2012	8.712083	9.961644	14.34%	0
2011	9.384127	8.712083	-7.16%	0
2010	8.151395	9.384127	15.12%	0
2009	6.030294	8.151395	35.17%	0
2008	11.098840	6.030294	-45.67%	510
2007	10.184907	11.098840	8.97%	516
2006*	10.000000	10.184907	1.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.343599	12.178676	7.36%	23,834
2013	8.758641	11.343599	29.51%	16,311
2012	7.682165	8.758641	14.01%	23,119
2011	8.067167	7.682165	-4.77%	23,847
2010	7.463240	8.067167	8.09%	25,460
2009	5.863065	7.463240	27.29%	1,865
2008	9.719606	5.863065	-39.68%	0
2007*	10.000000	9.719606	-2.80%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.683315	17.662807	-0.12%	0
2013	16.956139	17.683315	4.29%	0
2012	15.197574	16.956139	11.57%	0
2011	15.028500	15.197574	1.13%	0
2010	13.635810	15.028500	10.21%	0
2009	9.588764	13.635810	42.21%	0
2008	13.671531	9.588764	-29.86%	0
2007	13.611774	13.671531	0.44%	0
2006	12.634353	13.611774	7.74%	0
2005	12.669092	12.634353	-0.27%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	20.580040	21.834218	6.09%	0
2013	15.616456	20.580040	31.78%	0
2012	13.568708	15.616456	15.09%	0
2011	14.294655	13.568708	-5.08%	0
2010	12.712412	14.294655	12.45%	0
2009	10.175323	12.712412	24.93%	441
2008	16.641374	10.175323	-38.86%	604
2007	17.545479	16.641374	-5.15%	1,451
2006	15.587141	17.545479	12.56%	286
2005	15.393731	15.587141	1.26%	286
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.607838	12.047610	3.79%	0
2013	8.302960	11.607838	39.80%	0
2012	7.296682	8.302960	13.79%	0
2011	8.479501	7.296682	-13.95%	0
2010	7.544861	8.479501	12.39%	0
2009	5.064119	7.544861	48.99%	0
2008*	10.000000	5.064119	-49.36%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.881167	13.864848	7.64%	0
2013	9.544982	12.881167	34.95%	0
2012	8.798795	9.544982	8.48%	0
2011	9.338170	8.798795	-5.78%	0
2010	7.759049	9.338170	20.35%	0
2009	6.068531	7.759049	27.86%	1,944
2008*	10.000000	6.068531	-39.31%	2,527
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.550190	11.755756	1.78%	0
2013	9.158772	11.550190	26.11%	0
2012	8.096028	9.158772	13.13%	0
2011	8.878058	8.096028	-8.81%	0
2010	7.928995	8.878058	11.97%	0
2009	6.301009	7.928995	25.84%	0
2008*	10.000000	6.301009	-36.99%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.435698	11.617030	1.59%	0
2013	10.239996	11.435698	11.68%	2,983
2012	9.466861	10.239996	8.17%	5,309
2011	9.851534	9.466861	-3.90%	6,332
2010	9.161073	9.851534	7.54%	6,332
2009	7.849688	9.161073	16.71%	0
2008*	10.000000	7.849688	-21.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.609557	11.838874	1.98%	0
2013	9.830754	11.609557	18.09%	0
2012	8.882021	9.830754	10.68%	0
2011	9.444268	8.882021	-5.95%	0
2010	8.627368	9.444268	9.47%	0
2009	7.133822	8.627368	20.94%	0
2008*	10.000000	7.133822	-28.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.881439	10.952148	0.65%	0
2013	10.646718	10.881439	2.20%	26,780
2012	10.169066	10.646718	4.70%	26,780
2011	10.294614	10.169066	-1.22%	26,780
2010	9.896341	10.294614	4.02%	26,780
2009	8.989941	9.896341	10.08%	26,780
2008*	10.000000	8.989941	-10.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.730373	10.687588	-0.40%	0
2013*	10.000000	10.730373	7.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.867679	10.692375	-1.61%	0
2013*	10.000000	10.867679	8.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.526693	11.740070	1.85%	0
2013	10.045704	11.526693	14.74%	0
2012	9.179039	10.045704	9.44%	0
2011	9.648622	9.179039	-4.87%	0
2010	8.894643	9.648622	8.48%	0
2009	7.488515	8.894643	18.78%	0
2008*	10.000000	7.488515	-25.11%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.561666	11.774747	1.84%	0
2013	9.551402	11.561666	21.05%	0
2012	8.558601	9.551402	11.60%	0
2011	9.217214	8.558601	-7.15%	0
2010	8.351413	9.217214	10.37%	0
2009	6.773928	8.351413	23.29%	0
2008*	10.000000	6.773928	-32.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.295860	11.451296	1.38%	0
2013	10.425646	11.295860	8.35%	0
2012	9.727582	10.425646	7.18%	0
2011	10.013747	9.727582	-2.86%	0
2010	9.429143	10.013747	6.20%	0
2009	8.226353	9.429143	14.62%	0
2008*	10.000000	8.226353	-17.74%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.075888	11.292689	1.96%	0
2013	11.618896	11.075888	-4.67%	0
2012	11.099266	11.618896	4.68%	0
2011	10.725597	11.099266	3.48%	0
2010	10.312850	10.725597	4.00%	0
2009	9.750412	10.312850	5.77%	0
2008*	10.000000	9.750412	-2.50%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.979229	12.237358	2.15%	0
2013	12.556286	11.979229	-4.60%	0
2012	12.035605	12.556286	4.33%	0
2011	11.651356	12.035605	3.30%	0
2010	11.064523	11.651356	5.30%	0
2009	9.756196	11.064523	13.41%	0
2008*	10.000000	9.756196	-2.44%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	28.982159	26.610764	-8.18%	0
2013	29.628823	28.982159	-2.18%	0
2012	26.003467	29.628823	13.94%	0
2011	34.490757	26.003467	-24.61%	0
2010	30.549234	34.490757	12.90%	0
2009	19.231549	30.549234	58.85%	0
2008	46.937362	19.231549	-59.03%	0
2007	33.194913	46.937362	41.40%	0
2006	24.999639	33.194913	32.78%	0
2005	19.394248	24.999639	28.90%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.116730	11.322440	1.85%	0
2013	11.895963	11.116730	-6.55%	0
2012	11.852032	11.895963	0.37%	0
2011	11.344430	11.852032	4.47%	0
2010	11.115694	11.344430	2.06%	0
2009	11.113588	11.115694	0.02%	1,298
2008	10.592482	11.113588	4.92%	1,753
2007	10.150136	10.592482	4.36%	1,456
2006	10.083411	10.150136	0.66%	0
2005	10.024669	10.083411	0.59%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.460533	8.181219	-3.30%	0
2013	7.388653	8.460533	14.51%	0
2012	6.583830	7.388653	12.22%	0
2011	7.510337	6.583830	-12.34%	0
2010	6.823369	7.510337	10.07%	0
2009	5.411724	6.823369	26.08%	0
2008*	10.000000	5.411724	-45.88%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.601742	8.773354	-8.63%	0
2013	8.146296	9.601742	17.87%	0
2012	7.075612	8.146296	15.13%	0
2011	8.335292	7.075612	-15.11%	0
2010	7.968097	8.335292	4.61%	0
2009	6.360992	7.968097	25.27%	0
2008	11.476395	6.360992	-44.57%	0
2007	10.772989	11.476395	6.53%	0
2006*	10.000000	10.772989	7.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	20.786300	21.255167	2.26%	0
2013	16.771181	20.786300	23.94%	0
2012	14.857114	16.771181	12.88%	0
2011	15.877168	14.857114	-6.42%	2,292
2010	14.220356	15.877168	11.65%	9,573
2009	11.477467	14.220356	23.90%	47,948
2008	18.659137	11.477467	-38.49%	80,719
2007	18.082559	18.659137	3.19%	95,694
2006	15.884425	18.082559	13.84%	112,767
2005	15.108800	15.884425	5.13%	117,702
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.148810	14.412837	1.87%	0
2013	12.807188	14.148810	10.48%	0
2012	12.021522	12.807188	6.54%	0
2011	12.233475	12.021522	-1.73%	0
2010	11.437364	12.233475	6.96%	0
2009*	10.000000	11.437364	14.37%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.066405	16.464270	2.48%	0
2013	13.804092	16.066405	16.39%	0
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
2010	11.991854	13.085470	9.12%	0
2009*	10.000000	11.991854	19.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.185198	12.330113	1.19%	0
2013	11.933852	12.185198	2.11%	0
2012	11.650234	11.933852	2.43%	0
2011	11.619881	11.650234	0.26%	0
2010	11.266121	11.619881	3.14%	0
2009	10.603544	11.266121	6.25%	0
2008	11.584345	10.603544	-8.47%	0
2007	11.287846	11.584345	2.63%	5,682
2006	10.915485	11.287846	3.41%	5,682
2005	10.847344	10.915485	0.63%	11,483
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.566570	10.544575	-0.21%	0
2013*	10.000000	10.566570	5.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.654263	10.557140	-0.91%	0
2013*	10.000000	10.654263	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.563769	16.968999	2.45%	0
2013	14.581305	16.563769	13.60%	0
2012	13.510682	14.581305	7.92%	0
2011	13.876159	13.510682	-2.63%	0
2010	12.844527	13.876159	8.03%	5,700
2009	11.069232	12.844527	16.04%	10,235
2008	14.797398	11.069232	-25.19%	29,589
2007	14.380679	14.797398	2.90%	59,794
2006	13.258241	14.380679	8.47%	84,986
2005	12.920619	13.258241	2.61%	77,350
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.037701	19.461870	2.23%	0
2013	15.971638	19.037701	19.20%	0
2012	14.415365	15.971638	10.80%	0
2011	15.120964	14.415365	-4.67%	7,103
2010	13.758500	15.120964	9.90%	16,712
2009	11.355813	13.758500	21.16%	57,015
2008	16.994057	11.355813	-33.18%	88,411
2007	16.439116	16.994057	3.38%	95,024
2006	14.734212	16.439116	11.57%	100,516
2005	14.127253	14.734212	4.30%	104,499

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.424275	14.715103	2.02%	0
2013	13.402655	14.424275	7.62%	0
2012	12.737218	13.402655	5.22%	0
2011	12.812179	12.737218	-0.59%	0
2010	12.121687	12.812179	5.70%	0
2009	10.863376	12.121687	11.58%	0
2008	13.128611	10.863376	-17.25%	0
2007	12.734782	13.128611	3.09%	0
2006	12.058112	12.734782	5.61%	0
2005	11.847596	12.058112	1.78%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.689439	20.819548	5.74%	0
2013	14.832631	19.689439	32.74%	0
2012	12.860314	14.832631	15.34%	0
2011	13.540749	12.860314	-5.03%	0
2010	12.810888	13.540749	5.70%	0
2009*	10.000000	12.810888	28.11%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.883541	-1.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.078555	0.79%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	27.923026	29.759071	6.58%	0
2013	21.547076	27.923026	29.59%	0
2012	18.832877	21.547076	14.41%	0
2011	19.839428	18.832877	-5.07%	0
2010	16.139601	19.839428	22.92%	0
2009	12.116836	16.139601	33.20%	0
2008	19.580857	12.116836	-38.12%	0
2007	18.693280	19.580857	4.75%	0
2006	17.463875	18.693280	7.04%	0
2005	15.993517	17.463875	9.19%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.730400	8.503410	-2.60%	0
2013	8.963449	8.730400	-2.60%	0
2012	9.203380	8.963449	-2.61%	0
2011	9.448369	9.203380	-2.59%	0
2010	9.700568	9.448369	-2.60%	211
2009	9.955338	9.700568	-2.56%	10,338
2008	10.015402	9.955338	-0.60%	24,168
2007	9.813885	10.015402	2.05%	709
2006	9.638481	9.813885	1.82%	677
2005	9.637912	9.638481	0.01%	652

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.225246	13.381665	1.18%	0
2013	13.732727	13.225246	-3.70%	0
2012	12.561438	13.732727	9.32%	0
2011	12.218009	12.561438	2.81%	0
2010	11.343094	12.218009	7.71%	0
2009	9.363030	11.343094	21.15%	0
2008	11.622764	9.363030	-19.44%	0
2007	11.407126	11.622764	1.89%	0
2006	11.170322	11.407126	2.12%	0
2005	11.223003	11.170322	-0.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.328421	9.923816	-3.92%	0
2013	8.758056	10.328421	17.93%	0
2012	7.784223	8.758056	12.51%	0
2011	8.842687	7.784223	-11.97%	0
2010	7.977230	8.842687	10.85%	0
2009	6.017406	7.977230	32.57%	2,134
2008*	10.000000	6.017406	-39.83%	2,735
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.385310	13.534984	-12.03%	0
2013	13.049055	15.385310	17.90%	0
2012	11.446716	13.049055	14.00%	0
2011	14.059710	11.446716	-18.58%	0
2010	13.631188	14.059710	3.14%	0
2009	10.806358	13.631188	26.14%	0
2008	20.731261	10.806358	-47.87%	0
2007	20.726461	20.731261	0.02%	0
2006	17.383712	20.726461	19.23%	0
2005	15.964736	17.383712	8.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.349020	13.248598	7.28%	0
2013	9.432408	12.349020	30.92%	0
2012	8.338849	9.432408	13.11%	0
2011	8.846962	8.338849	-5.74%	0
2010	7.873662	8.846962	12.36%	0
2009	6.249471	7.873662	25.99%	1,453
2008*	10.000000	6.249471	-37.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.712114	12.576107	7.38%	0
2013	8.905282	11.712114	31.52%	0
2012	7.775680	8.905282	14.53%	0
2011	8.500779	7.775680	-8.53%	0
2010	7.740890	8.500779	9.82%	0
2009	6.237682	7.740890	24.10%	161
2008*	10.000000	6.237682	-37.62%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.139397	13.273765	1.02%	0
2013	9.732578	13.139397	35.00%	0
2012	8.716502	9.732578	11.66%	0
2011	9.365612	8.716502	-6.93%	0
2010	7.602974	9.365612	23.18%	0
2009	6.160584	7.602974	23.41%	1,236
2008*	10.000000	6.160584	-38.39%	771
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.008111	15.966170	13.98%	0
2013	10.599994	14.008111	32.15%	0
2012	9.354535	10.599994	13.31%	0
2011	9.832003	9.354535	-4.86%	0
2010	8.437709	9.832003	16.52%	0
2009	6.639822	8.437709	27.08%	1,340
2008*	10.000000	6.639822	-33.60%	1,958
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	19.761641	19.736330	-0.13%	0
2013	14.094256	19.761641	40.21%	0
2012	12.795997	14.094256	10.15%	0
2011	13.251036	12.795997	-3.43%	0
2010	10.874426	13.251036	21.86%	0
2009	8.778226	10.874426	23.88%	0
2008	16.858525	8.778226	-47.93%	0
2007	15.809103	16.858525	6.64%	0
2006	15.759610	15.809103	0.31%	0
2005	15.017268	15.759610	4.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	28.546468	29.685278	3.99%	0
2013	20.930630	28.546468	36.39%	0
2012	17.863400	20.930630	17.17%	0
2011	19.397167	17.863400	-7.91%	0
2010	15.745826	19.397167	23.19%	0
2009	12.844595	15.745826	22.59%	0
2008	19.480424	12.844595	-34.06%	0
2007	21.562310	19.480424	-9.66%	0
2006	18.904256	21.562310	14.06%	0
2005	18.882184	18.904256	0.12%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	26.713928	26.163925	-2.06%	0
2013	19.513550	26.713928	36.90%	0
2012	17.388005	19.513550	12.22%	0
2011	18.951066	17.388005	-8.25%	0
2010	15.567702	18.951066	21.73%	0
2009	11.889701	15.567702	30.93%	0
2008	19.803271	11.889701	-39.96%	0
2007	19.956821	19.803271	-0.77%	0
2006	18.333541	19.956821	8.85%	0
2005	16.803847	18.333541	9.10%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	17.793491	19.378763	8.91%	0
2013	13.967595	17.793491	27.39%	0
2012	12.596966	13.967595	10.88%	0
2011	12.883817	12.596966	-2.23%	0
2010	11.682638	12.883817	10.28%	0
2009	9.553071	11.682638	22.29%	1,279
2008	16.798966	9.553071	-43.13%	1,794
2007	15.987862	16.798966	5.07%	1,884
2006	14.473777	15.987862	10.46%	0
2005	13.881734	14.473777	4.26%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.356813	12.973442	25.26%	0
2013	10.353733	10.356813	0.03%	0
2012	9.197581	10.353733	12.57%	0
2011	8.896433	9.197581	3.39%	0
2010	7.035521	8.896433	26.45%	0
2009	5.534638	7.035521	27.12%	0
2008*	10.000000	5.534638	-44.65%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.595703	12.771234	10.14%	0
2013*	10.000000	11.595703	15.96%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.863089	9.654103	-2.12%	0
2013	10.115717	9.863089	-2.50%	0
2012	10.032936	10.115717	0.83%	0
2011	10.168035	10.032936	-1.33%	0
2010	10.192799	10.168035	-0.24%	0
2009	9.770217	10.192799	4.33%	0
2008*	10.000000	9.770217	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.458930	12.687297	1.83%	0
2013*	10.000000	12.458930	24.59%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.413932	13.789913	-10.54%	0
2013	13.177348	15.413932	16.97%	0
2012	11.315984	13.177348	16.45%	0
2011	13.266228	11.315984	-14.70%	0
2010	12.807341	13.266228	3.58%	0
2009*	10.000000	12.807341	28.07%	1,705
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.317593	9.130686	-2.01%	0
2013	9.507680	9.317593	-2.00%	0
2012	9.332363	9.507680	1.88%	0
2011	9.553200	9.332363	-2.31%	0
2010	9.315852	9.553200	2.55%	414
2009	8.439710	9.315852	10.38%	414
2008	10.009175	8.439710	-15.68%	866
2007	9.809727	10.009175	2.03%	1,318
2006	9.664745	9.809727	1.50%	414
2005	9.780856	9.664745	-1.19%	414
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.531760	17.668502	0.78%	0
2013	12.342295	17.531760	42.05%	0
2012	11.645269	12.342295	5.99%	0
2011	12.083659	11.645269	-3.63%	0
2010	10.371833	12.083659	16.50%	0
2009	8.674857	10.371833	19.56%	0
2008	14.715730	8.674857	-41.05%	0
2007	15.033407	14.715730	-2.11%	0
2006	14.663563	15.033407	2.52%	0
2005	14.629891	14.663563	0.23%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	20.026290	21.530690	7.51%	0
2013	14.941889	20.026290	34.03%	0
2012	13.823909	14.941889	8.09%	0
2011	14.643282	13.823909	-5.60%	0
2010	12.237008	14.643282	19.66%	0
2009	9.559484	12.237008	28.01%	0
2008	16.208287	9.559484	-41.02%	984
2007	15.465846	16.208287	4.80%	3,245
2006	13.964028	15.465846	10.75%	912
2005	13.415718	13.964028	4.09%	937

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	26.284467	26.127371	-0.60%	0
2013	21.250108	26.284467	23.69%	0
2012	18.039237	21.250108	17.80%	0
2011	20.246476	18.039237	-10.90%	0
2010	17.965326	20.246476	12.70%	0
2009	13.235979	17.965326	35.73%	0
2008	22.775693	13.235979	-41.89%	0
2007	22.046369	22.775693	3.31%	0
2006	19.284633	22.046369	14.32%	0
2005	17.357325	19.284633	11.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.828009	9.810985	-0.17%	0
2013	10.127545	9.828009	-2.96%	0
2012*	10.000000	10.127545	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.954265	-10.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.133719	20.574549	7.53%	0
2013	14.945495	19.133719	28.02%	0
2012	13.159590	14.945495	13.57%	0
2011	13.552772	13.159590	-2.90%	0
2010	12.013089	13.552772	12.82%	0
2009	9.636227	12.013089	24.67%	1,368
2008	16.120808	9.636227	-40.22%	1,809
2007	15.893678	16.120808	1.43%	3,123
2006	14.218306	15.893678	11.78%	1,560
2005	13.804228	14.218306	3.00%	1,462
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	28.676483	31.186156	8.75%	0
2013	20.936347	28.676483	36.97%	0
2012	18.268420	20.936347	14.60%	0
2011	19.212979	18.268420	-4.92%	0
2010	16.029546	19.212979	19.86%	0
2009	12.023122	16.029546	33.32%	0
2008	19.912258	12.023122	-39.62%	506
2007	20.735496	19.912258	-3.97%	418
2006	18.566041	20.735496	11.69%	0
2005	17.372328	18.566041	6.87%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.268426	10.046919	-2.16%	0
2013	10.531031	10.268426	-2.49%	0
2012*	10.000000	10.531031	5.31%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.074154	8.962371	-1.23%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.305836	11.045023	-2.31%	0
2013	12.423485	11.305836	-9.00%	0
2012	12.121758	12.423485	2.49%	0
2011	11.478392	12.121758	5.61%	0
2010	10.774944	11.478392	6.53%	0
2009*	10.000000	10.774944	7.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.949607	10.744724	-1.87%	0
2013	11.268065	10.949607	-2.83%	0
2012	10.940559	11.268065	2.99%	0
2011	11.119730	10.940559	-1.61%	0
2010	10.853711	11.119730	2.45%	0
2009*	10.000000	10.853711	8.54%	674
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.089088	10.236304	1.46%	0
2013	10.575532	10.089088	-4.60%	0
2012	9.916475	10.575532	6.65%	0
2011*	10.000000	9.916475	-0.84%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	16.759664	18.075943	7.85%	0
2013	12.682113	16.759664	32.15%	0
2012	10.929761	12.682113	16.03%	0
2011	11.767147	10.929761	-7.12%	0
2010	10.562374	11.767147	11.41%	0
2009	8.353877	10.562374	26.44%	0
2008	13.991778	8.353877	-40.29%	0
2007	15.290861	13.991778	-8.50%	0
2006	13.543002	15.290861	12.91%	0
2005	13.212649	13.543002	2.50%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	17.380480	15.781091	-9.20%	0
2013	13.933044	17.380480	24.74%	0
2012	11.734106	13.933044	18.74%	0
2011	14.503041	11.734106	-19.09%	0
2010	13.533018	14.503041	7.17%	0
2009	11.148177	13.533018	21.39%	0
2008	20.422336	11.148177	-45.41%	0
2007	19.351390	20.422336	5.53%	0
2006	15.554673	19.351390	24.41%	0
2005	14.232609	15.554673	9.29%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.585392	19.861884	6.87%	0
2013	13.276087	18.585392	39.99%	0
2012	11.933396	13.276087	11.25%	0
2011	14.913404	11.933396	-19.98%	0
2010	12.674970	14.913404	17.66%	0
2009	7.939854	12.674970	59.64%	0
2008	12.946630	7.939854	-38.67%	0
2007	12.598652	12.946630	2.76%	0
2006	12.267277	12.598652	2.70%	0
2005	11.915436	12.267277	2.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.021141	26.868044	27.81%	0
2013	14.338834	21.021141	46.60%	0
2012	11.238479	14.338834	27.59%	0
2011	10.452276	11.238479	7.52%	0
2010*	10.000000	10.452276	4.52%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	10.887376	11.406593	4.77%	0
2013	11.243256	10.887376	-3.17%	0
2012	10.572210	11.243256	6.35%	0
2011	10.297221	10.572210	2.67%	0
2010	9.893506	10.297221	4.08%	0
2009	9.286446	9.893506	6.54%	0
2008	10.647654	9.286446	-12.78%	0
2007	10.391171	10.647654	2.47%	1,144
2006	10.300963	10.391171	0.88%	0
2005	10.174895	10.300963	1.24%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	19.420028	19.461776	0.21%	0
2013	21.852038	19.420028	-11.13%	0
2012	19.034120	21.852038	14.80%	0
2011	18.282239	19.034120	4.11%	0
2010	17.103885	18.282239	6.89%	0
2009	13.496131	17.103885	26.73%	0
2008	16.297972	13.496131	-17.19%	0
2007	15.729544	16.297972	3.61%	0
2006	14.573765	15.729544	7.93%	0
2005	13.342449	14.573765	9.23%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.389132	8.185581	-21.21%	0
2013	9.649953	10.389132	7.66%	0
2012*	10.000000	9.649953	-3.50%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.264779	8.063292	-21.45%	0
2013	9.555058	10.264779	7.43%	0
2012*	10.000000	9.555058	-4.45%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.844170	20.876540	-4.43%	0
2013	14.928234	21.844170	46.33%	0
2012	14.209306	14.928234	5.06%	0
2011	15.290795	14.209306	-7.07%	0
2010	12.383239	15.290795	23.48%	0
2009	8.329071	12.383239	48.67%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.963690	11.122155	1.45%	0
2013	10.061434	10.963690	8.97%	0
2012*	10.000000	10.061434	0.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	19.897813	21.170128	6.39%	0
2013	15.185908	19.897813	31.03%	0
2012	13.305725	15.185908	14.13%	0
2011	12.884981	13.305725	3.27%	0
2010	11.733687	12.884981	9.81%	0
2009	10.015167	11.733687	17.16%	0
2008	17.348200	10.015167	-42.27%	0
2007	16.996931	17.348200	2.07%	0
2006	14.923589	16.996931	13.89%	0
2005	14.655069	14.923589	1.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	28.463310	30.187843	6.06%	64
2013	21.242841	28.463310	33.99%	64
2012	18.420348	21.242841	15.32%	0
2011	20.706273	18.420348	-11.04%	0
2010	16.801811	20.706273	23.24%	0
2009	12.098348	16.801811	38.88%	0
2008	19.343103	12.098348	-37.45%	0
2007	19.573608	19.343103	-1.18%	0
2006	17.604714	19.573608	11.18%	0
2005	16.957910	17.604714	3.81%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.764048	11.830199	0.56%	0
2013	13.203983	11.764048	-10.91%	0
2012	12.631353	13.203983	4.53%	0
2011	11.610498	12.631353	8.79%	0
2010	11.345677	11.610498	2.33%	0
2009	10.574369	11.345677	7.29%	0
2008	11.037569	10.574369	-4.20%	60
2007	10.356434	11.037569	6.58%	60
2006	10.471354	10.356434	-1.10%	63
2005	10.590116	10.471354	-1.12%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	19.449154	21.268644	9.36%	0
2013	14.745899	19.449154	31.90%	0
2012	13.234802	14.745899	11.42%	0
2011	13.216712	13.234802	0.14%	0
2010	11.923509	13.216712	10.85%	0
2009	10.399715	11.923509	14.65%	0
2008	16.367713	10.399715	-36.46%	0
2007	16.889015	16.367713	-3.09%	735
2006	14.850460	16.889015	13.73%	735
2005	14.594228	14.850460	1.76%	735

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.343467	20.757259	13.16%	0
2013	14.505402	18.343467	26.46%	0
2012	12.820711	14.505402	13.14%	0
2011	13.280973	12.820711	-3.47%	0
2010	11.466307	13.280973	15.83%	0
2009	9.074130	11.466307	26.36%	0
2008	12.347868	9.074130	-26.51%	0
2007	13.001262	12.347868	-5.03%	0
2006	11.107509	13.001262	17.05%	0
2005*	10.000000	11.107509	11.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.296492	14.186525	-0.77%	0
2013	12.835256	14.296492	11.38%	0
2012	11.990408	12.835256	7.05%	0
2011	12.781404	11.990408	-6.19%	0
2010	11.961550	12.781404	6.85%	3,568
2009*	10.000000	11.961550	19.62%	114
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.122604	12.464374	2.82%	0
2013*	10.000000	12.122604	21.23%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.789789	7.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	29.121077	29.801246	2.34%	0
2013	21.258030	29.121077	36.99%	0
2012	18.867857	21.258030	12.67%	0
2011	19.271990	18.867857	-2.10%	72
2010	15.732763	19.271990	22.50%	0
2009	12.926171	15.732763	21.71%	0
2008	19.220612	12.926171	-32.75%	0
2007	19.877036	19.220612	-3.30%	0
2006	17.844981	19.877036	11.39%	0
2005	17.092810	17.844981	4.40%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.610421	21.592490	10.11%	210
2013	15.294706	19.610421	28.22%	234
2012	13.606477	15.294706	12.41%	248
2011	13.753230	13.606477	-1.07%	281
2010	12.334286	13.753230	11.50%	484
2009	10.052012	12.334286	22.70%	197
2008	16.474665	10.052012	-38.99%	282
2007	16.120936	16.474665	2.19%	282
2006	14.372917	16.120936	12.16%	286
2005	14.136241	14.372917	1.67%	197

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	18.566708	19.489366	4.97%	0
2013	15.784628	18.566708	17.63%	0
2012	14.722741	15.784628	7.21%	0
2011	13.907186	14.722741	5.86%	301
2010	12.417294	13.907186	12.00%	0
2009	10.435558	12.417294	18.99%	0
2008	15.253779	10.435558	-31.59%	0
2007	14.666356	15.253779	4.01%	0
2006	12.963337	14.666356	13.14%	0
2005	12.788595	12.963337	1.37%	282
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	17.596123	17.356107	-1.36%	0
2013	12.194586	17.596123	44.29%	0
2012	10.418634	12.194586	17.05%	0
2011	12.452523	10.418634	-16.33%	0
2010	9.777906	12.452523	27.35%	0
2009	7.986507	9.777906	22.43%	0
2008	13.184376	7.986507	-39.42%	0
2007	15.267614	13.184376	-13.64%	0
2006	15.148778	15.267614	0.78%	0
2005	14.740822	15.148778	2.77%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	9.979294	9.770433	-2.09%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	14.731369	14.150110	-3.95%	0
2013	13.032247	14.731369	13.04%	0
2012	12.167821	13.032247	7.10%	0
2011	13.227041	12.167821	-8.01%	0
2010	12.022904	13.227041	10.02%	0
2009	10.903753	12.022904	10.26%	0
2008	15.925809	10.903753	-31.53%	0
2007	14.922905	15.925809	6.72%	0
2006	13.238612	14.922905	12.72%	0
2005	13.371278	13.238612	-0.99%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	11.954724	12.046763	0.77%	0
2013	12.188686	11.954724	-1.92%	0
2012	11.440578	12.188686	6.54%	0
2011	11.521821	11.440578	-0.71%	0
2010	10.930147	11.521821	5.41%	0
2009	9.344153	10.930147	16.97%	0
2008	10.382725	9.344153	-10.00%	0
2007	10.145400	10.382725	2.34%	0
2006	10.027737	10.145400	1.17%	0
2005	10.199280	10.027737	-1.68%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.344278	13.537703	1.45%	0
2013	12.109442	13.344278	10.20%	0
2012	11.148506	12.109442	8.62%	0
2011	11.500466	11.148506	-3.06%	0
2010	10.496455	11.500466	9.57%	0
2009	8.698428	10.496455	20.67%	0
2008	11.940771	8.698428	-27.15%	0
2007	11.314604	11.940771	5.53%	0
2006	10.605677	11.314604	6.68%	0
2005*	10.000000	10.605677	6.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.785015	14.036374	1.82%	0
2013	12.245570	13.785015	12.57%	0
2012	11.125502	12.245570	10.07%	0
2011	11.571376	11.125502	-3.85%	0
2010	10.396428	11.571376	11.30%	0
2009	8.307712	10.396428	25.14%	0
2008	12.699822	8.307712	-34.58%	0
2007	11.864788	12.699822	7.04%	0
2006	10.909826	11.864788	8.75%	0
2005*	10.000000	10.909826	9.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.364680	14.647303	1.97%	0
2013	12.153623	14.364680	18.19%	0
2012	10.839580	12.153623	12.12%	0
2011	11.458247	10.839580	-5.40%	0
2010	10.156056	11.458247	12.82%	0
2009	7.952901	10.156056	27.70%	0
2008	13.213786	7.952901	-39.81%	0
2007	12.221279	13.213786	8.12%	0
2006	11.116260	12.221279	9.94%	0
2005*	10.000000	11.116260	11.16%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	17.973063	15.262618	-15.08%	450
2013	14.871371	17.973063	20.86%	450
2012	14.586605	14.871371	1.95%	358
2011	15.804760	14.586605	-7.71%	358
2010	13.624560	15.804760	16.00%	358
2009	9.483779	13.624560	43.66%	358
2008	21.368031	9.483779	-55.62%	358
2007	15.073090	21.368031	41.76%	358
2006	13.276323	15.073090	13.53%	0
2005*	10.000000	13.276323	32.76%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.016120	20.081943	5.60%	0
2013	15.281137	19.016120	24.44%	0
2012	13.410812	15.281137	13.95%	0
2011	13.685529	13.410812	-2.01%	0
2010	12.232942	13.685529	11.87%	427
2009	9.674800	12.232942	26.44%	420
2008	17.379418	9.674800	-44.33%	420
2007	17.630810	17.379418	-1.43%	404
2006	15.099993	17.630810	16.76%	414
2005	14.691423	15.099993	2.78%	419
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	19.990580	21.604065	8.07%	1,456
2013	15.098785	19.990580	32.40%	1,456
2012	13.557967	15.098785	11.36%	1,517
2011	13.930779	13.557967	-2.68%	1,321
2010	11.552863	13.930779	20.58%	1,664
2009	9.273896	11.552863	24.57%	1,321
2008	18.080797	9.273896	-48.71%	1,321
2007	14.665658	18.080797	23.29%	0
2006	14.134824	14.665658	3.76%	0
2005	13.761209	14.134824	2.71%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	11.905446	12.241069	2.82%	1,850
2013	12.487780	11.905446	-4.66%	1,928
2012	12.147818	12.487780	2.80%	1,780
2011	11.657420	12.147818	4.21%	1,906
2010	11.134285	11.657420	4.70%	2,003
2009	9.905045	11.134285	12.41%	6,618
2008	10.539507	9.905045	-6.02%	6,168
2007	10.403072	10.539507	1.31%	7,588
2006	10.261016	10.403072	1.38%	7,767
2005	10.343578	10.261016	-0.80%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	31.154006	32.157658	3.22%	2,437
2013	23.553111	31.154006	32.27%	2,492
2012	21.120119	23.553111	11.52%	2,360
2011	24.335175	21.120119	-13.21%	2,384
2010	19.442007	24.335175	25.17%	2,701
2009	14.290365	19.442007	36.05%	2,218
2008	24.307630	14.290365	-41.21%	2,367
2007	21.651876	24.307630	12.27%	2,371
2006	19.785626	21.651876	9.43%	2,678
2005	17.220038	19.785626	14.90%	1,601

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	21.468961	19.165819	-10.73%	0
2013	16.942108	21.468961	26.72%	0
2012	14.457970	16.942108	17.18%	0
2011	17.966567	14.457970	-19.53%	0
2010	16.356690	17.966567	9.84%	0
2009	13.311683	16.356690	22.87%	0
2008	24.401994	13.311683	-45.45%	0
2007	21.417480	24.401994	13.93%	0
2006	18.679051	21.417480	14.66%	0
2005	16.152073	18.679051	15.64%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	26.131307	27.095617	3.69%	0
2013	20.618670	26.131307	26.74%	360
2012	16.669589	20.618670	23.69%	412
2011	18.823895	16.669589	-11.44%	461
2010	15.304798	18.823895	22.99%	511
2009	10.003946	15.304798	52.99%	567
2008	21.096918	10.003946	-52.58%	642
2007	20.555897	21.096918	2.63%	1,295
2006	18.200291	20.555897	12.94%	1,335
2005	18.251327	18.200291	-0.28%	1,755
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.537705	11.551819	0.12%	6,082
2013	9.575462	11.537705	20.49%	6,082
2012	8.528982	9.575462	12.27%	6,082
2011	8.897898	8.528982	-4.15%	6,082
2010	8.289909	8.897898	7.33%	6,208
2009	6.537747	8.289909	26.80%	6,249
2008*	10.000000	6.537747	-34.62%	6,082
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.377466	13.624066	1.84%	266
2013	12.060183	13.377466	10.92%	266
2012	10.997756	12.060183	9.66%	165
2011	11.033388	10.997756	-0.32%	0
2010	10.058799	11.033388	9.69%	0
2009	7.620063	10.058799	32.00%	0
2008	11.127825	7.620063	-31.52%	0
2007	11.018444	11.127825	0.99%	0
2006*	10.000000	11.018444	10.18%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	20.722833	21.933443	5.84%	976
2013	16.413600	20.722833	26.25%	1,218
2012	15.060011	16.413600	8.99%	1,253
2011	14.593573	15.060011	3.20%	1,286
2010	12.425361	14.593573	17.45%	1,429
2009	10.877105	12.425361	14.23%	2,537
2008	15.327413	10.877105	-29.03%	2,621
2007	16.181933	15.327413	-5.28%	4,410
2006	14.191162	16.181933	14.03%	4,775
2005	14.093437	14.191162	0.69%	4,072
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	28.841769	28.237562	-2.09%	489
2013	21.746023	28.841769	32.63%	574
2012	18.869568	21.746023	15.24%	464
2011	20.139584	18.869568	-6.31%	559
2010	16.133884	20.139584	24.83%	560
2009	12.831931	16.133884	25.73%	1,621
2008	19.679634	12.831931	-34.80%	150
2007	20.711387	19.679634	-4.98%	1,708
2006	18.185458	20.711387	13.89%	1,717
2005	17.173368	18.185458	5.89%	1,400
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.260736	-7.39%	1,021
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	21.944655	18.984735	-13.49%	260
2013	18.330936	21.944655	19.71%	0
2012	15.927081	18.330936	15.09%	0
2011	18.306995	15.927081	-13.00%	0
2010	17.346636	18.306995	5.54%	0
2009	13.002374	17.346636	33.41%	0
2008	22.402855	13.002374	-41.96%	0
2007	19.934586	22.402855	12.38%	0
2006	16.859913	19.934586	18.24%	0
2005	15.719025	16.859913	7.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.664386	9.580716	-0.87%	4,098
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.199009	11.332377	1.19%	0
2013	10.129532	11.199009	10.56%	0
2012*	10.000000	10.129532	1.30%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.817725	10.002897	1.89%	0
2013*	10.000000	9.817725	-1.82%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.768814	10.690760	-9.16%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.657430	15.881190	-4.66%	0
2013	12.970406	16.657430	28.43%	0
2012	10.865709	12.970406	19.37%	0
2011	11.263489	10.865709	-3.53%	0
2010*	10.000000	11.263489	12.63%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.005329	13.694888	5.30%	0
2013	9.556207	13.005329	36.09%	0
2012*	10.000000	9.556207	-4.44%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.340673	12.514527	1.41%	0
2013	9.867684	12.340673	25.06%	0
2012*	10.000000	9.867684	-1.32%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.832972	13.453755	4.84%	0
2013	9.649906	12.832972	32.99%	0
2012*	10.000000	9.649906	-3.50%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.874841	14.640303	-7.78%	0
2013	13.031665	15.874841	21.82%	0
2012	11.233106	13.031665	16.01%	0
2011	12.434374	11.233106	-9.66%	0
2010	11.752990	12.434374	5.80%	3,590
2009*	10.000000	11.752990	17.53%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.527832	11.436112	-0.80%	0
2013	10.716407	11.527832	7.57%	151
2012*	10.000000	10.716407	7.16%	262
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.619340	13.251669	5.01%	0
2013	9.976047	12.619340	26.50%	0
2012*	10.000000	9.976047	-0.24%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	19.436140	20.479902	5.37%	0
2013	16.664924	19.436140	16.63%	0
2012	15.100000	16.664924	10.36%	0
2011	15.302770	15.100000	-1.33%	0
2010	14.538633	15.302770	5.26%	0
2009	11.891972	14.538633	22.26%	0
2008	14.553136	11.891972	-18.29%	0
2007	13.556774	14.553136	7.35%	0
2006	12.611299	13.556774	7.50%	0
2005	12.031837	12.611299	4.82%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	24.389393	25.753605	5.59%	224
2013	19.141071	24.389393	27.42%	235
2012	15.875501	19.141071	20.57%	250
2011	17.523245	15.875501	-9.40%	292
2010	16.904640	17.523245	3.66%	327
2009	11.892354	16.904640	42.15%	66
2008	21.937357	11.892354	-45.79%	0
2007	16.494692	21.937357	33.00%	0
2006	15.527005	16.494692	6.23%	0
2005	14.169154	15.527005	9.58%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.006210	13.845152	6.45%	0
2013	9.867743	13.006210	31.81%	0
2012*	10.000000	9.867743	-1.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	29.975372	25.649229	-14.43%	1,190
2013	26.943221	29.975372	11.25%	1,190
2012	24.455200	26.943221	10.17%	1,017
2011	37.126604	24.455200	-34.13%	0
2010	30.504477	37.126604	21.71%	0
2009	17.498298	30.504477	74.33%	0
2008	37.629937	17.498298	-53.50%	0
2007	30.198233	37.629937	24.61%	0
2006	21.153685	30.198233	42.76%	0
2005	16.467621	21.153685	28.46%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.752610	9.053812	-7.17%	170
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.932885	12.546988	-9.95%	0
2013	10.134558	13.932885	37.48%	0
2012*	10.000000	10.134558	1.35%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	22.529349	24.169982	7.28%	1,218
2013	17.067052	22.529349	32.00%	1,350
2012	15.129737	17.067052	12.80%	1,536
2011	15.613586	15.129737	-3.10%	1,786
2010	14.420816	15.613586	8.27%	1,816
2009	12.097353	14.420816	19.21%	3,023
2008	18.477195	12.097353	-34.53%	0
2007	17.643127	18.477195	4.73%	0
2006	15.038216	17.643127	17.32%	264
2005	14.508110	15.038216	3.65%	264
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.283219	14.062215	-1.55%	189
2013	11.495138	14.283219	24.25%	189
2012	10.185979	11.495138	12.85%	0
2011	10.652058	10.185979	-4.38%	68
2010*	10.000000	10.652058	6.52%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.554516	13.571348	8.10%	0
2013	9.965336	12.554516	25.98%	0
2012	8.997341	9.965336	10.76%	225
2011*	10.000000	8.997341	-10.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.972881	20.861624	9.95%	95
2013	14.801183	18.972881	28.18%	481
2012	13.285790	14.801183	11.41%	441
2011	13.580649	13.285790	-2.17%	493
2010	12.328664	13.580649	10.16%	784
2009*	10.000000	12.328664	23.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.747828	13.029314	2.21%	9,035
2013	10.621504	12.747828	20.02%	10,152
2012	9.429319	10.621504	12.64%	11,489
2011	9.596280	9.429319	-1.74%	12,543
2010	8.799821	9.596280	9.05%	12,864
2009	7.324387	8.799821	20.14%	9,620
2008	10.714302	7.324387	-31.64%	0
2007	10.370661	10.714302	3.31%	0
2006*	10.000000	10.370661	3.71%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.231614	10.456377	2.20%	13,192
2013	10.787813	10.231614	-5.16%	14,278
2012	10.557831	10.787813	2.18%	13,197
2011	10.257288	10.557831	2.93%	13,124
2010	9.940957	10.257288	3.18%	13,208
2009	9.105233	9.940957	9.18%	8,247
2008	10.377619	9.105233	-12.26%	0
2007	10.352907	10.377619	0.24%	0
2006*	10.000000	10.352907	3.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.900870	13.780880	-0.86%	1,784
2013	11.099915	13.900870	25.23%	1,793
2012	9.339846	11.099915	18.84%	1,589
2011	10.578467	9.339846	-11.71%	1,626
2010	9.762915	10.578467	8.35%	1,592
2009	7.082184	9.762915	37.85%	1,137
2008	11.856247	7.082184	-40.27%	1,137
2007	10.650753	11.856247	11.32%	1,137
2006*	10.000000	10.650753	6.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.526372	13.178117	5.20%	3,531
2013	9.927570	12.526372	26.18%	3,568
2012	8.686745	9.927570	14.28%	3,084
2011	9.361632	8.686745	-7.21%	3,160
2010	8.136030	9.361632	15.06%	3,154
2009	6.022020	8.136030	35.10%	2,303
2008	11.089323	6.022020	-45.70%	2,303
2007	10.181429	11.089323	8.92%	2,303
2006*	10.000000	10.181429	1.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.304781	12.130780	7.31%	12,401
2013	8.733162	11.304781	29.45%	14,334
2012	7.663770	8.733162	13.95%	16,192
2011	8.051973	7.663770	-4.82%	17,700
2010	7.453008	8.051973	8.04%	17,847
2009	5.858027	7.453008	27.23%	13,672
2008	9.716261	5.858027	-39.71%	1,892
2007*	10.000000	9.716261	-2.84%	1,892

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.584840	17.555424	-0.17%	0
2013	16.870363	17.584840	4.24%	0
2012	15.128483	16.870363	11.51%	0
2011	14.967844	15.128483	1.07%	0
2010	13.587739	14.967844	10.16%	0
2009	9.559860	13.587739	42.13%	0
2008	13.637331	9.559860	-29.90%	0
2007	13.584734	13.637331	0.39%	0
2006	12.615727	13.584734	7.68%	0
2005	12.656896	12.615727	-0.33%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	20.465453	21.701497	6.04%	3,536
2013	15.537474	20.465453	31.72%	3,590
2012	13.507027	15.537474	15.03%	3,106
2011	14.236975	13.507027	-5.13%	3,192
2010	12.667615	14.236975	12.39%	3,191
2009	10.144665	12.667615	24.87%	2,549
2008	16.599768	10.144665	-38.89%	3,660
2007	17.510656	16.599768	-5.20%	8,395
2006	15.564177	17.510656	12.51%	8,448
2005	15.378922	15.564177	1.20%	2,552
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.574101	12.006432	3.74%	0
2013	8.283076	11.574101	39.73%	0
2012	7.282953	8.283076	13.73%	0
2011	8.467882	7.282953	-13.99%	0
2010	7.538388	8.467882	12.33%	0
2009	5.062376	7.538388	48.91%	0
2008*	10.000000	5.062376	-49.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.843706	13.817438	7.58%	1,153
2013	9.522109	12.843706	34.88%	1,296
2012	8.782218	9.522109	8.42%	1,573
2011	9.325359	8.782218	-5.82%	1,764
2010	7.752377	9.325359	20.29%	1,841
2009	6.066437	7.752377	27.79%	6,493
2008*	10.000000	6.066437	-39.34%	7,593
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.516624	11.715574	1.73%	0
2013	9.136844	11.516624	26.05%	0
2012	8.080806	9.136844	13.07%	0
2011	8.865909	8.080806	-8.86%	0
2010	7.922212	8.865909	11.91%	0
2009	6.298845	7.922212	25.77%	0
2008*	10.000000	6.298845	-37.01%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.402468	11.577334	1.53%	14,650
2013	10.215475	11.402468	11.62%	14,777
2012	9.449060	10.215475	8.11%	14,905
2011	9.838045	9.449060	-3.95%	9,309
2010	9.153230	9.838045	7.48%	9,388
2009	7.846999	9.153230	16.65%	9,458
2008*	10.000000	7.846999	-21.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.575827	11.798423	1.92%	0
2013	9.807221	11.575827	18.03%	0
2012	8.865331	9.807221	10.62%	0
2011	9.431342	8.865331	-6.00%	0
2010	8.619980	9.431342	9.41%	0
2009	7.131377	8.619980	20.87%	0
2008*	10.000000	7.131377	-28.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.849832	10.914719	0.60%	0
2013	10.621245	10.849832	2.15%	0
2012	10.149962	10.621245	4.64%	0
2011	10.280530	10.149962	-1.27%	0
2010	9.887876	10.280530	3.97%	0
2009	8.986864	9.887876	10.03%	0
2008*	10.000000	8.986864	-10.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.726691	10.678433	-0.45%	0
2013*	10.000000	10.726691	7.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.863951	10.683223	-1.66%	0
2013*	10.000000	10.863951	8.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.493197	11.699950	1.80%	26,240
2013	10.021658	11.493197	14.68%	33,235
2012	9.161783	10.021658	9.39%	33,588
2011	9.635412	9.161783	-4.92%	33,942
2010	8.887030	9.635412	8.42%	63,413
2009	7.485944	8.887030	18.72%	0
2008*	10.000000	7.485944	-25.14%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.528076	11.734515	1.79%	0
2013	9.528537	11.528076	20.98%	7,125
2012	8.542514	9.528537	11.54%	7,125
2011	9.204611	8.542514	-7.19%	7,125
2010	8.344275	9.204611	10.31%	7,125
2009	6.771610	8.344275	23.22%	0
2008*	10.000000	6.771610	-32.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.263030	11.412153	1.32%	8,896
2013	10.400688	11.263030	8.29%	9,013
2012	9.709305	10.400688	7.12%	9,126
2011	10.000050	9.709305	-2.91%	9,239
2010	9.421073	10.000050	6.15%	3,664
2009	8.223539	9.421073	14.56%	0
2008*	10.000000	8.223539	-17.76%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.043715	11.254091	1.90%	1,328
2013	11.591093	11.043715	-4.72%	1,391
2012	11.078408	11.591093	4.63%	1,289
2011	10.710927	11.078408	3.43%	1,231
2010	10.304036	10.710927	3.95%	1,415
2009	9.747079	10.304036	5.71%	4,677
2008*	10.000000	9.747079	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.944410	12.195521	2.10%	0
2013	12.526221	11.944410	-4.64%	0
2012	12.012972	12.526221	4.27%	0
2011	11.635401	12.012972	3.25%	0
2010	11.055045	11.635401	5.25%	0
2009	9.752854	11.055045	13.35%	0
2008*	10.000000	9.752854	-2.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	28.820755	26.448981	-8.23%	716
2013	29.478964	28.820755	-2.23%	0
2012	25.885259	29.478964	13.88%	0
2011	34.351589	25.885259	-24.65%	0
2010	30.441576	34.351589	12.84%	0
2009	19.173609	30.441576	58.77%	0
2008	46.820093	19.173609	-59.05%	0
2007	33.129060	46.820093	41.33%	0
2006	24.962820	33.129060	32.71%	0
2005	19.375595	24.962820	28.84%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.054816	11.253591	1.80%	1,340
2013	11.835799	11.054816	-6.60%	1,375
2012	11.798153	11.835799	0.32%	1,247
2011	11.298641	11.798153	4.42%	1,151
2010	11.076507	11.298641	2.01%	1,330
2009	11.080107	11.076507	-0.03%	5,434
2008	10.565993	11.080107	4.87%	6,457
2007	10.129990	10.565993	4.30%	6,903
2006	10.068553	10.129990	0.61%	8,506
2005	10.015015	10.068553	0.53%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.435949	8.153251	-3.35%	400
2013	7.370964	8.435949	14.45%	400
2012	6.571446	7.370964	12.17%	0
2011	7.500056	6.571446	-12.38%	0
2010	6.817530	7.500056	10.01%	0
2009	5.409864	6.817530	26.02%	0
2008*	10.000000	5.409864	-45.90%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.563986	8.734363	-8.67%	0
2013	8.118427	9.563986	17.81%	0
2012	7.055027	8.118427	15.07%	0
2011	8.315307	7.055027	-15.16%	0
2010	7.953071	8.315307	4.55%	0
2009	6.352273	7.953071	25.20%	0
2008	11.466568	6.352273	-44.60%	0
2007	10.769320	11.466568	6.47%	0
2006*	10.000000	10.769320	7.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	20.670538	21.125943	2.20%	1,112
2013	16.686340	20.670538	23.88%	1,112
2012	14.789566	16.686340	12.83%	1,112
2011	15.813098	14.789566	-6.47%	1,112
2010	14.170243	15.813098	11.59%	7,113
2009	11.442890	14.170243	23.83%	14,508
2008	18.612502	11.442890	-38.52%	63,061
2007	18.046687	18.612502	3.14%	79,577
2006	15.861023	18.046687	13.78%	79,513
2005	15.094263	15.861023	5.08%	85,540
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.114934	14.370949	1.81%	0
2013	12.783089	14.114934	10.42%	0
2012	12.005081	12.783089	6.48%	0
2011	12.223009	12.005081	-1.78%	0
2010	11.433441	12.223009	6.91%	0
2009*	10.000000	11.433441	14.33%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.027981	16.416468	2.42%	1,421
2013	13.778148	16.027981	16.33%	1,436
2012	12.609411	13.778148	9.27%	1,450
2011	13.074275	12.609411	-3.56%	1,017
2010	11.987740	13.074275	9.06%	1,028
2009*	10.000000	11.987740	19.88%	1,038
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.117340	12.255152	1.14%	0
2013	11.873485	12.117340	2.05%	0
2012	11.597274	11.873485	2.38%	0
2011	11.572997	11.597274	0.21%	0
2010	11.226422	11.572997	3.09%	0
2009	10.571603	11.226422	6.19%	848
2008	11.555396	10.571603	-8.51%	848
2007	11.265452	11.555396	2.57%	848
2006	10.899399	11.265452	3.36%	848
2005	10.836897	10.899399	0.58%	848
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.562946	10.535557	-0.26%	0
2013*	10.000000	10.562946	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.650620	10.548121	-0.96%	0
2013*	10.000000	10.650620	6.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.471514	16.865817	2.39%	1,433
2013	14.507539	16.471514	13.54%	1,531
2012	13.449250	14.507539	7.87%	1,636
2011	13.820146	13.449250	-2.68%	15,892
2010	12.799254	13.820146	7.98%	22,496
2009	11.035880	12.799254	15.98%	17,653
2008	14.760406	11.035880	-25.23%	33,978
2007	14.352141	14.760406	2.84%	46,897
2006	13.238706	14.352141	8.41%	71,695
2005	12.908186	13.238706	2.56%	71,267
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.931687	19.343561	2.18%	2,506
2013	15.890853	18.931687	19.14%	2,593
2012	14.349835	15.890853	10.74%	2,687
2011	15.059948	14.349835	-4.72%	2,792
2010	13.710012	15.059948	9.85%	19,253
2009	11.321592	13.710012	21.10%	31,697
2008	16.951581	11.321592	-33.21%	53,983
2007	16.406499	16.951581	3.32%	77,674
2006	14.712506	16.406499	11.51%	78,039
2005	14.113660	14.712506	4.24%	87,567

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.343929	14.625623	1.96%	0
2013	13.334852	14.343929	7.57%	0
2012	12.679315	13.334852	5.17%	0
2011	12.760470	12.679315	-0.64%	0
2010	12.078968	12.760470	5.64%	0
2009	10.830646	12.078968	11.53%	0
2008	13.095792	10.830646	-17.30%	0
2007	12.709505	13.095792	3.04%	0
2006	12.040357	12.709505	5.56%	0
2005	11.836190	12.040357	1.72%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.642326	20.759076	5.69%	2,793
2013	14.804740	19.642326	32.68%	3,017
2012	12.842741	14.804740	15.28%	2,594
2011	13.529183	12.842741	-5.07%	2,624
2010	12.806508	13.529183	5.64%	2,773
2009*	10.000000	12.806508	28.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.881177	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.076142	0.76%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	27.767526	29.578146	6.52%	1,523
2013	21.438081	27.767526	29.52%	1,523
2012	18.747259	21.438081	14.35%	1,282
2011	19.759372	18.747259	-5.12%	1,392
2010	16.082724	19.759372	22.86%	1,282
2009	12.080328	16.082724	33.13%	1,282
2008	19.531916	12.080328	-38.15%	1,324
2007	18.656197	19.531916	4.69%	1,477
2006	17.438149	18.656197	6.98%	197
2005	15.978117	17.438149	9.14%	386
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.681607	8.451546	-2.65%	631
2013	8.917938	8.681607	-2.65%	603
2012	9.161369	8.917938	-2.66%	536
2011	9.410052	9.161369	-2.64%	453
2010	9.666191	9.410052	-2.65%	476
2009	9.925151	9.666191	-2.61%	10,904
2008	9.990159	9.925151	-0.65%	10,904
2007	9.794206	9.990159	2.00%	1,592
2006	9.624080	9.794206	1.77%	4,075
2005	9.628441	9.624080	-0.05%	753

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.151606	13.300318	1.13%	0
2013	13.663278	13.151606	-3.74%	0
2012	12.504333	13.663278	9.27%	0
2011	12.168708	12.504333	2.76%	0
2010	11.303132	12.168708	7.66%	0
2009	9.334824	11.303132	21.09%	0
2008	11.593699	9.334824	-19.48%	0
2007	11.384471	11.593699	1.84%	0
2006	11.153847	11.384471	2.07%	0
2005	11.212189	11.153847	-0.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.298393	9.889883	-3.97%	1,136
2013	8.737078	10.298393	17.87%	1,639
2012	7.769580	8.737078	12.45%	1,840
2011	8.830572	7.769580	-12.01%	2,023
2010	7.970391	8.830572	10.79%	2,043
2009	6.015336	7.970391	32.50%	6,270
2008*	10.000000	6.015336	-39.85%	4,932
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.301228	13.454099	-12.07%	0
2013	12.984403	15.301228	17.84%	0
2012	11.395875	12.984403	13.94%	0
2011	14.004450	11.395875	-18.63%	0
2010	13.584592	14.004450	3.09%	0
2009	10.774956	13.584592	26.08%	0
2008	20.681660	10.774956	-47.90%	0
2007	20.687550	20.681660	-0.03%	0
2006	17.359965	20.687550	19.17%	0
2005	15.951095	17.359965	8.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.313165	13.203353	7.23%	450
2013	9.409853	12.313165	30.85%	796
2012	8.323184	9.409853	13.06%	902
2011	8.834864	8.323184	-5.79%	1,040
2010	7.866930	8.834864	12.30%	1,125
2009	6.247328	7.866930	25.92%	3,679
2008*	10.000000	6.247328	-37.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.678059	12.533109	7.32%	0
2013	8.883950	11.678059	31.45%	258
2012	7.761048	8.883950	14.47%	294
2011	8.489146	7.761048	-8.58%	329
2010	7.734257	8.489146	9.76%	822
2009	6.235533	7.734257	24.04%	855
2008*	10.000000	6.235533	-37.64%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.101259	13.228448	0.97%	612
2013	9.709307	13.101259	34.94%	623
2012	8.700139	9.709307	11.60%	761
2011	9.352823	8.700139	-6.98%	899
2010	7.596483	9.352823	23.12%	938
2009	6.158477	7.596483	23.35%	2,478
2008*	10.000000	6.158477	-38.42%	2,316
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.967378	15.911577	13.92%	788
2013	10.574608	13.967378	32.08%	843
2012	9.336940	10.574608	13.26%	543
2011	9.818541	9.336940	-4.91%	630
2010	8.430486	9.818541	16.46%	647
2009	6.637541	8.430486	27.01%	2,238
2008*	10.000000	6.637541	-33.62%	3,677
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	19.651593	19.616351	-0.18%	0
2013	14.022958	19.651593	40.14%	0
2012	12.737823	14.022958	10.09%	0
2011	13.197553	12.737823	-3.48%	0
2010	10.836099	13.197553	21.79%	0
2009	8.751781	10.836099	23.82%	0
2008	16.816411	8.751781	-47.96%	0
2007	15.777740	16.816411	6.58%	0
2006	15.736403	15.777740	0.26%	0
2005	15.002820	15.736403	4.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	28.387526	29.504842	3.94%	0
2013	20.824777	28.387526	36.32%	0
2012	17.782218	20.824777	17.11%	0
2011	19.318917	17.782218	-7.95%	0
2010	15.690344	19.318917	23.13%	0
2009	12.805895	15.690344	22.52%	0
2008	19.431739	12.805895	-34.10%	0
2007	21.519533	19.431739	-9.70%	0
2006	18.876419	21.519533	14.00%	0
2005	18.864027	18.876419	0.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	26.565188	26.004882	-2.11%	218
2013	19.414854	26.565188	36.83%	218
2012	17.308959	19.414854	12.17%	0
2011	18.874582	17.308959	-8.29%	0
2010	15.512831	18.874582	21.67%	86
2009	11.853877	15.512831	30.87%	0
2008	19.753773	11.853877	-39.99%	802
2007	19.917218	19.753773	-0.82%	1,993
2006	18.306537	19.917218	8.80%	1,759
2005	16.787676	18.306537	9.05%	933
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	17.694338	19.260887	8.85%	812
2013	13.896886	17.694338	27.33%	937
2012	12.539652	13.896886	10.82%	1,076
2011	12.831777	12.539652	-2.28%	1,250
2010	11.641432	12.831777	10.23%	1,303
2009	9.524273	11.641432	22.23%	4,284
2008	16.756955	9.524273	-43.16%	4,914
2007	15.956119	16.756955	5.02%	4,511
2006	14.452447	15.956119	10.40%	3,468
2005	13.868376	14.452447	4.21%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.326723	12.929116	25.20%	0
2013	10.328946	10.326723	-0.02%	339
2012	9.180288	10.328946	12.51%	387
2011	8.884256	9.180288	3.33%	433
2010	7.029492	8.884256	26.39%	481
2009	5.532729	7.029492	27.05%	533
2008*	10.000000	5.532729	-44.67%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.591731	12.760299	10.08%	134
2013*	10.000000	11.591731	15.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.834411	9.621082	-2.17%	0
2013	10.091490	9.834411	-2.55%	0
2012	10.014066	10.091490	0.77%	0
2011	10.154102	10.014066	-1.38%	0
2010	10.184070	10.154102	-0.29%	0
2009	9.766869	10.184070	4.27%	0
2008*	10.000000	9.766869	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.454663	12.676435	1.78%	0
2013*	10.000000	12.454663	24.55%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.377057	13.749865	-10.58%	1,513
2013	13.152570	15.377057	16.91%	1,490
2012	11.300509	13.152570	16.39%	1,678
2011	13.254889	11.300509	-14.74%	1,789
2010	12.802957	13.254889	3.53%	1,605
2009*	10.000000	12.802957	28.03%	3,794
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.265677	9.075153	-2.06%	1,441
2013	9.459560	9.265677	-2.05%	1,448
2012	9.289914	9.459560	1.83%	1,372
2011	9.514627	9.289914	-2.36%	1,282
2010	9.282994	9.514627	2.50%	1,419
2009	8.414262	9.282994	10.32%	4,650
2008	9.984124	8.414262	-15.72%	7,488
2007	9.790239	9.984124	1.98%	7,941
2006	9.650484	9.790239	1.45%	12,685
2005	9.771420	9.650484	-1.24%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.434084	17.561036	0.73%	0
2013	12.279839	17.434084	41.97%	0
2012	11.592309	12.279839	5.93%	0
2011	12.034867	11.592309	-3.68%	0
2010	10.335255	12.034867	16.44%	0
2009	8.648715	10.335255	19.50%	0
2008	14.678927	8.648715	-41.08%	0
2007	15.003550	14.678927	-2.16%	0
2006	14.641939	15.003550	2.47%	0
2005	14.615808	14.641939	0.18%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.916895	21.402088	7.46%	364
2013	14.867891	19.916895	33.96%	364
2012	13.762519	14.867891	8.03%	364
2011	14.585726	13.762519	-5.64%	364
2010	12.195172	14.585726	19.60%	364
2009	9.531696	12.195172	27.94%	364
2008	16.169498	9.531696	-41.05%	501
2007	15.436803	16.169498	4.75%	5,687
2006	13.944950	15.436803	10.70%	4,806
2005	13.404243	13.944950	4.03%	364

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	26.138085	25.968534	-0.65%	0
2013	21.142600	26.138085	23.63%	0
2012	17.957215	21.142600	17.74%	0
2011	20.164747	17.957215	-10.95%	0
2010	17.901975	20.164747	12.64%	0
2009	13.196085	17.901975	35.66%	0
2008	22.718743	13.196085	-41.92%	0
2007	22.002596	22.718743	3.25%	0
2006	19.256202	22.002596	14.26%	0
2005	17.340618	19.256202	11.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.822044	9.799988	-0.22%	0
2013	10.126603	9.822044	-3.01%	0
2012*	10.000000	10.126603	1.27%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.951190	-10.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.027169	20.449475	7.48%	763
2013	14.869895	19.027169	27.96%	1,127
2012	13.099764	14.869895	13.51%	1,268
2011	13.498076	13.099764	-2.95%	1,500
2010	11.970740	13.498076	12.76%	1,823
2009	9.607194	11.970740	24.60%	4,810
2008	16.080517	9.607194	-40.26%	4,734
2007	15.862146	16.080517	1.38%	5,565
2006	14.197362	15.862146	11.73%	5,146
2005	13.790950	14.197362	2.95%	1,485
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	28.516799	30.996578	8.70%	677
2013	20.830440	28.516799	36.90%	741
2012	18.185375	20.830440	14.55%	752
2011	19.135435	18.185375	-4.96%	677
2010	15.973049	19.135435	19.80%	677
2009	11.986890	15.973049	33.25%	677
2008	19.862490	11.986890	-39.65%	1,821
2007	20.694340	19.862490	-4.02%	1,411
2006	18.538687	20.694340	11.63%	1,163
2005	17.355616	18.538687	6.82%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.259652	10.033174	-2.21%	0
2013	10.527435	10.259652	-2.54%	0
2012*	10.000000	10.527435	5.27%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.071021	8.954671	-1.28%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.278769	11.012921	-2.36%	0
2013	12.400103	11.278769	-9.04%	0
2012	12.105181	12.400103	2.44%	0
2011	11.468568	12.105181	5.55%	0
2010	10.771245	11.468568	6.47%	0
2009*	10.000000	10.771245	7.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.923373	10.713475	-1.92%	1,516
2013	11.246847	10.923373	-2.88%	1,492
2012	10.925588	11.246847	2.94%	1,349
2011	11.110206	10.925588	-1.66%	1,237
2010	10.849988	11.110206	2.40%	1,326
2009*	10.000000	10.849988	8.50%	1,688
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.075284	10.217049	1.41%	0
2013	10.566487	10.075284	-4.65%	0
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	16.668122	17.967970	7.80%	0
2013	12.619319	16.668122	32.08%	0
2012	10.881243	12.619319	15.97%	0
2011	11.720918	10.881243	-7.16%	0
2010	10.526270	11.720918	11.35%	0
2009	8.329599	10.526270	26.37%	0
2008	13.958308	8.329599	-40.33%	0
2007	15.262154	13.958308	-8.54%	0
2006	13.524494	15.262154	12.85%	0
2005	13.201360	13.524494	2.45%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	17.285521	15.686815	-9.25%	0
2013	13.864034	17.285521	24.68%	0
2012	11.682000	13.864034	18.68%	0
2011	14.446049	11.682000	-19.13%	0
2010	13.486729	14.446049	7.11%	0
2009	11.115746	13.486729	21.33%	0
2008	20.373434	11.115746	-45.44%	0
2007	19.315023	20.373434	5.48%	0
2006	15.533389	19.315023	24.35%	0
2005	14.220424	15.533389	9.23%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.483876	19.743254	6.81%	0
2013	13.210348	18.483876	39.92%	0
2012	11.880416	13.210348	11.19%	0
2011	14.854801	11.880416	-20.02%	0
2010	12.631649	14.854801	17.60%	0
2009	7.916782	12.631649	59.56%	0
2008	12.915651	7.916782	-38.70%	0
2007	12.574995	12.915651	2.71%	0
2006	12.250506	12.574995	2.65%	0
2005	11.905241	12.250506	2.90%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.981677	26.803846	27.75%	0
2013	14.319251	20.981677	46.53%	0
2012	11.228903	14.319251	27.52%	0
2011	10.448721	11.228903	7.47%	0
2010*	10.000000	10.448721	4.49%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	10.827892	11.338447	4.72%	0
2013	11.187565	10.827892	-3.21%	0
2012	10.525255	11.187565	6.29%	0
2011	10.256740	10.525255	2.62%	0
2010	9.859661	10.256740	4.03%	0
2009	9.259434	9.859661	6.48%	0
2008	10.622140	9.259434	-12.83%	4,729
2007	10.371626	10.622140	2.42%	5,274
2006	10.286860	10.371626	0.82%	5,817
2005	10.166177	10.286860	1.19%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	19.310659	19.342244	0.16%	0
2013	21.740143	19.310659	-11.18%	0
2012	18.946402	21.740143	14.75%	0
2011	18.207313	18.946402	4.06%	0
2010	17.042530	18.207313	6.83%	0
2009	13.454621	17.042530	26.67%	0
2008	16.256199	13.454621	-17.23%	0
2007	15.697327	16.256199	3.56%	0
2006	14.551356	15.697327	7.88%	0
2005	13.328752	14.551356	9.17%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.380232	8.174360	-21.25%	0
2013	9.646631	10.380232	7.60%	0
2012*	10.000000	9.646631	-3.53%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.255998	8.052256	-21.49%	0
2013	9.551789	10.255998	7.37%	0
2012*	10.000000	9.551789	-4.48%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.741997	20.768220	-4.48%	290
2013	14.866034	21.741997	46.25%	253
2012	14.157393	14.866034	5.01%	307
2011	15.242754	14.157393	-7.12%	358
2010	12.350668	15.242754	23.42%	346
2009	8.311425	12.350668	48.60%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.954301	11.106922	1.39%	0
2013	10.057982	10.954301	8.91%	0
2012*	10.000000	10.057982	0.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	19.786916	21.041329	6.34%	0
2013	15.109026	19.786916	30.96%	0
2012	13.245170	15.109026	14.07%	0
2011	12.832930	13.245170	3.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	28.304670	30.004170	6.00%	275
2013	21.135297	28.304670	33.92%	326
2012	18.336537	21.135297	15.26%	851
2011	20.622656	18.336537	-11.09%	973
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.697770	11.757503	0.51%	637
2013	13.136334	11.697770	-10.95%	866
2012	12.573109	13.136334	4.48%	720
2011	11.562880	12.573109	8.74%	1,912
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	19.340760	21.139250	9.30%	0
2013	14.671260	19.340760	31.83%	0
2012	13.174589	14.671260	11.36%	0
2011	13.163325	13.174589	0.09%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.262046	20.654511	13.10%	4,336
2013	14.448424	18.262046	26.39%	4,941
2012	12.776923	14.448424	13.08%	6,169
2011	13.242389	12.776923	-3.51%	6,770
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.262251	14.145278	-0.82%	0
2013	12.811111	14.262251	11.33%	0
2012	11.974023	12.811111	6.99%	0
2011	12.770476	11.974023	-6.24%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.118455	12.453705	2.77%	0
2013*	10.000000	12.118455	21.18%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.786089	7.86%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	28.958802	29.619967	2.28%	571
2013	21.150419	28.958802	36.92%	1,062
2012	18.782006	21.150419	12.61%	1,510
2011	19.194143	18.782006	-2.15%	1,988
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.501176	21.461173	10.05%	1,576
2013	15.217313	19.501176	28.15%	1,707
2012	13.544599	15.217313	12.35%	2,367
2011	13.697694	13.544599	-1.12%	2,723
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	18.463273	19.370835	4.92%	871
2013	15.704754	18.463273	17.56%	927
2012	14.655789	15.704754	7.16%	891
2011	13.851029	14.655789	5.81%	1,984
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	17.498104	17.250562	-1.41%	0
2013	12.132878	17.498104	44.22%	0
2012	10.371250	12.132878	16.99%	0
2011	12.402246	10.371250	-16.38%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.817340	-1.83%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	14.649261	14.064019	-4.00%	0
2013	12.966272	14.649261	12.98%	0
2012	12.112457	12.966272	7.05%	0
2011	13.173619	12.112457	-8.06%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	11.888114	11.973483	0.72%	0
2013	12.127014	11.888114	-1.97%	0
2012	11.388560	12.127014	6.48%	0
2011	11.475304	11.388560	-0.76%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.284968	13.470610	1.40%	0
2013	12.061826	13.284968	10.14%	0
2012	11.110388	12.061826	8.56%	0
2011	11.467007	11.110388	-3.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.723716	13.966787	1.77%	0
2013	12.197378	13.723716	12.51%	0
2012	11.087426	12.197378	10.01%	0
2011	11.537694	11.087426	-3.90%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.300861	14.574729	1.92%	0
2013	12.105842	14.300861	18.13%	0
2012	10.802523	12.105842	12.06%	0
2011	11.424931	10.802523	-5.45%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	17.893189	15.186970	-15.12%	0
2013	14.812885	17.893189	20.79%	0
2012	14.536729	14.812885	1.90%	0
2011	15.758809	14.536729	-7.75%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	18.910154	19.959781	5.55%	2,378
2013	15.203784	18.910154	24.38%	2,790
2012	13.349789	15.203784	13.89%	3,228
2011	13.630241	13.349789	-2.06%	3,478
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	19.879156	21.472607	8.02%	959
2013	15.022343	19.879156	32.33%	1,024
2012	13.496267	15.022343	11.31%	1,198
2011	13.874499	13.496267	-2.73%	981
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	11.839094	12.166594	2.77%	6,843
2013	12.424572	11.839094	-4.71%	13,649
2012	12.092556	12.424572	2.75%	18,173
2011	11.610331	12.092556	4.15%	23,651
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	30.980450	31.962083	3.17%	875
2013	23.433923	30.980450	32.20%	1,405
2012	21.024059	23.433923	11.46%	2,622
2011	24.236932	21.024059	-13.26%	2,233
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	21.349342	19.049234	-10.77%	0
2013	16.856354	21.349342	26.65%	0
2012	14.392197	16.856354	17.12%	0
2011	17.894027	14.392197	-19.57%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	25.985683	26.930790	3.64%	0
2013	20.514290	25.985683	26.67%	0
2012	16.593742	20.514290	23.63%	0
2011	18.747871	16.593742	-11.49%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.504160	11.512315	0.07%	0
2013	9.552529	11.504160	20.43%	0
2012	8.512935	9.552529	12.21%	0
2011	8.885707	8.512935	-4.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.324868	13.563524	1.79%	0
2013	12.018933	13.324868	10.87%	0
2012	10.965785	12.018933	9.60%	0
2011	11.006965	10.965785	-0.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	20.607392	21.800063	5.79%	0
2013	16.330540	20.607392	26.19%	0
2012	14.991521	16.330540	8.93%	0
2011	14.534651	14.991521	3.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	28.681125	28.065850	-2.15%	2,657
2013	21.636006	28.681125	32.56%	3,394
2012	18.783774	21.636006	15.18%	4,776
2011	20.058303	18.783774	-6.35%	6,128
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.257546	-7.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	21.822403	18.869266	-13.53%	3,130
2013	18.238176	21.822403	19.65%	0
2012	15.854649	18.238176	15.03%	0
2011	18.233093	15.854649	-13.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.902094	-0.98%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.189420	11.316865	1.14%	0
2013	10.126064	11.189420	10.50%	0
2012*	10.000000	10.126064	1.26%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.814354	9.994336	1.83%	0
2013*	10.000000	9.814354	-1.86%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.749725	10.667940	-9.21%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.630370	15.847253	-4.71%	0
2013	12.955984	16.630370	28.36%	0
2012	10.859226	12.955984	19.31%	0
2011	11.262539	10.859226	-3.58%	873
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.994117	13.676043	5.25%	0
2013	9.552880	12.994117	36.02%	0
2012*	10.000000	9.552880	-4.47%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.330112	12.497391	1.36%	0
2013	9.864302	12.330112	25.00%	0
2012*	10.000000	9.864302	-1.36%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.821920	13.435259	4.78%	0
2013	9.646542	12.821920	32.92%	0
2012*	10.000000	9.646542	-3.53%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.836848	14.597768	-7.82%	0
2013	13.007144	15.836848	21.75%	0
2012	11.217740	13.007144	15.95%	0
2011	12.423738	11.217740	-9.71%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.517981	11.420474	-0.85%	0
2013	10.712744	11.517981	7.52%	0
2012*	10.000000	10.712744	7.13%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.608534	13.233514	4.96%	0
2013	9.972628	12.608534	26.43%	0
2012*	10.000000	9.972628	-0.27%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	19.327869	20.355350	5.32%	0
2013	16.580590	19.327869	16.57%	0
2012	15.031321	16.580590	10.31%	0
2011	15.240992	15.031321	-1.38%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	24.253494	25.596957	5.54%	1,890
2013	19.044179	24.253494	27.35%	1,927
2012	15.803265	19.044179	20.51%	2,315
2011	17.452456	15.803265	-9.45%	2,678

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.995025	13.826135	6.40%	0
2013	9.864315	12.995025	31.74%	0
2012*	10.000000	9.864315	-1.36%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	29.808321	25.493158	-14.48%	0
2013	26.806826	29.808321	11.20%	0
2012	24.343929	26.806826	10.12%	0
2011	36.976679	24.343929	-34.16%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.363355	-6.37%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.920966	12.529805	-9.99%	0
2013	10.131082	13.920966	37.41%	0
2012*	10.000000	10.131082	1.31%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	22.403814	24.022961	7.23%	4,492
2013	16.980665	22.403814	31.94%	7,485
2012	15.060905	16.980665	12.75%	9,857
2011	15.550516	15.060905	-3.15%	14,220
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.256407	14.028605	-1.60%	0
2013	11.479445	14.256407	24.19%	0
2012	10.177303	11.479445	12.79%	0
2011	10.648449	10.177303	-4.42%	507
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.537327	13.545802	8.04%	0
2013	9.956804	12.537327	25.92%	0
2012	8.994269	9.956804	10.70%	0
2011*	10.000000	8.994269	-10.06%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.927465	20.801009	9.90%	2,267
2013	14.773331	18.927465	28.12%	2,658
2012	13.267627	14.773331	11.35%	4,392
2011	13.569040	13.267627	-2.22%	6,396
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.697683	12.971394	2.16%	37,826
2013	10.585160	12.697683	19.96%	88,964
2012	9.401898	10.585160	12.59%	231,560
2011	9.573283	9.401898	-1.79%	285,315

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.191390	10.409923	2.14%	44,275
2013	10.750932	10.191390	-5.20%	104,282
2012	10.527159	10.750932	2.13%	213,570
2011	10.232732	10.527159	2.88%	239,565
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.846214	13.719648	-0.91%	568
2013	11.061947	13.846214	25.17%	1,083
2012	9.312693	11.061947	18.78%	2,150
2011	10.553137	9.312693	-11.75%	3,031
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.477101	13.119540	5.15%	4,323
2013	9.893605	12.477101	26.11%	6,253
2012	8.661487	9.893605	14.23%	11,013
2011	9.339201	8.661487	-7.26%	13,155
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.266100	12.083059	7.25%	35,224
2013	8.707737	11.266100	29.38%	97,915
2012	7.645384	8.707737	13.90%	266,884
2011	8.036784	7.645384	-4.87%	330,030
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.486848	17.448635	-0.22%	0
2013	16.784981	17.486848	4.18%	0
2012	15.059670	16.784981	11.46%	0
2011	14.907408	15.059670	1.02%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	20.351445	21.569515	5.99%	2,979
2013	15.458850	20.351445	31.65%	4,646
2012	13.445593	15.458850	14.97%	5,956
2011	14.179482	13.445593	-5.18%	6,533
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.540420	11.965342	3.68%	0
2013	8.263210	11.540420	39.66%	0
2012	7.269230	8.263210	13.67%	0
2011	8.456278	7.269230	-14.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.806347	13.770171	7.53%	5,789
2013	9.499294	12.806347	34.81%	10,848
2012	8.765688	9.499294	8.37%	14,867
2011	9.312578	8.765688	-5.87%	20,315

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.483117	11.675488	1.68%	0
2013	9.114934	11.483117	25.98%	0
2012	8.065573	9.114934	13.01%	0
2011	8.853740	8.065573	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.369305	11.537731	1.48%	134,262
2013	10.191003	11.369305	11.56%	147,690
2012	9.431278	10.191003	8.06%	319,532
2011	9.824565	9.431278	-4.00%	415,498
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.542173	11.758066	1.87%	15,869
2013	9.783733	11.542173	17.97%	22,095
2012	8.848641	9.783733	10.57%	35,452
2011	9.418415	8.848641	-6.05%	45,497
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.818279	10.877389	0.55%	7,926
2013	10.595806	10.818279	2.10%	4,815
2012	10.130873	10.595806	4.59%	13,615
2011	10.266463	10.130873	-1.32%	18,384
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.723003	10.669279	-0.50%	0
2013*	10.000000	10.723003	7.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.860225	10.674063	-1.71%	0
2013*	10.000000	10.860225	8.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.459745	11.659903	1.75%	36,459
2013	9.997616	11.459745	14.62%	36,716
2012	9.144510	9.997616	9.33%	50,068
2011	9.622188	9.144510	-4.96%	125,760
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.494541	11.694368	1.74%	7,135
2013	9.505704	11.494541	20.92%	5,613
2012	8.526428	9.505704	11.49%	5,613
2011	9.191992	8.526428	-7.24%	5,613
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.230294	11.373144	1.27%	1,037
2013	10.375788	11.230294	8.24%	8,038
2012	9.691046	10.375788	7.07%	9,286
2011	9.986364	9.691046	-2.96%	1,447

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.011623	11.215636	1.85%	1,315
2013	11.563365	11.011623	-4.77%	6,292
2012	11.057597	11.563365	4.57%	7,933
2011	10.696278	11.057597	3.38%	10,372
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.909714	12.153860	2.05%	5,288
2013	12.496250	11.909714	-4.69%	5,134
2012	11.990398	12.496250	4.22%	5,475
2011	11.619486	11.990398	3.19%	5,004
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	28.660191	26.288106	-8.28%	0
2013	29.329803	28.660191	-2.28%	0
2012	25.767536	29.329803	13.82%	0
2011	34.212924	25.767536	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	10.993234	11.185148	1.75%	6,841
2013	11.775911	10.993234	-6.65%	15,013
2012	11.744503	11.775911	0.27%	18,339
2011	11.253024	11.744503	4.37%	20,208
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.411391	8.125337	-3.40%	0
2013	7.353289	8.411391	14.39%	0
2012	6.559070	7.353289	12.11%	0
2011	7.489773	6.559070	-12.43%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.526349	8.695517	-8.72%	0
2013	8.090632	9.526349	17.75%	0
2012	7.034503	8.090632	15.01%	0
2011	8.295388	7.034503	-15.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	20.555420	20.997493	2.15%	2,605
2013	16.601935	20.555420	23.81%	2,605
2012	14.722329	16.601935	12.77%	955
2011	15.749284	14.722329	-6.52%	7,183
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.081166	14.329203	1.76%	26,137
2013	12.759052	14.081166	10.36%	33,301
2012	11.988674	12.759052	6.43%	32,988
2011	12.212561	11.988674	-1.83%	40,475

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.989569	16.368716	2.37%	0
2013	13.752189	15.989569	16.27%	0
2012	12.592142	13.752189	9.21%	0
2011	13.063078	12.592142	-3.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.049822	12.180599	1.09%	11,128
2013	11.813399	12.049822	2.00%	11,293
2012	11.544530	11.813399	2.33%	10,333
2011	11.526263	11.544530	0.16%	9,613
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.559309	10.526514	-0.31%	0
2013*	10.000000	10.559309	5.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.646957	10.539070	-1.01%	0
2013*	10.000000	10.646957	6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.379761	16.763259	2.34%	58,103
2013	14.434131	16.379761	13.48%	63,195
2012	13.388089	14.434131	7.81%	88,606
2011	13.764356	13.388089	-2.73%	115,891
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.826217	19.225924	2.12%	7,638
2013	15.810441	18.826217	19.07%	8,919
2012	14.284568	15.810441	10.68%	12,629
2011	14.999139	14.284568	-4.76%	35,204
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.264027	14.536684	1.91%	10,836
2013	13.267383	14.264027	7.51%	11,138
2012	12.621651	13.267383	5.12%	39,715
2011	12.708943	12.621651	-0.69%	79,574
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.595283	20.698718	5.63%	0
2013	14.776870	19.595283	32.61%	754
2012	12.825168	14.776870	15.22%	1,007
2011	13.517587	12.825168	-5.12%	1,227
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.878811	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.073729	0.74%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	27.612865	29.398296	6.47%	0
2013	21.329616	27.612865	29.46%	0
2012	18.662018	21.329616	14.29%	0
2011	19.679610	18.662018	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.633064	8.399974	-2.70%	3,304
2013	8.872624	8.633064	-2.70%	5,862
2012	9.119514	8.872624	-2.71%	9,683
2011	9.371859	9.119514	-2.69%	11,588
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.078381	13.219475	1.08%	1,137
2013	13.594175	13.078381	-3.79%	1,128
2012	12.447502	13.594175	9.21%	1,238
2011	12.119595	12.447502	2.71%	2,668
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.268433	9.856048	-4.02%	9,561
2013	8.716146	10.268433	17.81%	16,010
2012	7.754958	8.716146	12.39%	19,770
2011	8.818482	7.754958	-12.06%	25,622
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.217581	13.373667	-12.12%	433
2013	12.920055	15.217581	17.78%	0
2012	11.345237	12.920055	13.88%	0
2011	13.949382	11.345237	-18.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.277325	13.158162	7.17%	2,879
2013	9.387283	12.277325	30.79%	5,445
2012	8.307505	9.387283	13.00%	6,671
2011	8.822750	8.307505	-5.84%	10,192
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.644084	12.490225	7.27%	0
2013	8.862650	11.644084	31.38%	0
2012	7.746430	8.862650	14.41%	871
2011	8.477504	7.746430	-8.62%	989
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.063157	13.183195	0.92%	3,690
2013	9.686039	13.063157	34.87%	6,039
2012	8.683756	9.686039	11.54%	8,488
2011	9.339993	8.683756	-7.03%	12,836

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.926777	15.857168	13.86%	4,061
2013	10.549272	13.926777	32.02%	7,556
2012	9.319371	10.549272	13.20%	10,412
2011	9.805085	9.319371	-4.95%	15,040
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	19.542106	19.497036	-0.23%	0
2013	13.951983	19.542106	40.07%	0
2012	12.679879	13.951983	10.03%	0
2011	13.144257	12.679879	-3.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	28.229388	29.325411	3.88%	0
2013	20.719387	28.229388	36.25%	170
2012	17.701329	20.719387	17.05%	425
2011	19.240904	17.701329	-8.00%	856
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	26.417184	25.846709	-2.16%	0
2013	19.316594	26.417184	36.76%	0
2012	17.230232	19.316594	12.11%	118
2011	18.798373	17.230232	-8.34%	346
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	17.595772	19.143748	8.80%	4,078
2013	13.826579	17.595772	27.26%	9,734
2012	12.482632	13.826579	10.77%	14,198
2011	12.779976	12.482632	-2.33%	18,644
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.296629	12.884829	25.14%	0
2013	10.304147	10.296629	-0.07%	0
2012	9.162957	10.304147	12.45%	0
2011	8.872024	9.162957	3.28%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.587753	12.749373	10.02%	0
2013*	10.000000	11.587753	15.88%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.805849	9.588216	-2.22%	4,989
2013	10.067348	9.805849	-2.60%	5,675
2012	9.995248	10.067348	0.72%	8,717
2011	10.140212	9.995248	-1.43%	9,126
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.450387	12.665579	1.73%	0
2013*	10.000000	12.450387	24.50%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.340235	13.709885	-10.63%	8,274
2013	13.127811	15.340235	16.85%	12,376
2012	11.285046	13.127811	16.33%	15,385
2011	13.243557	11.285046	-14.79%	17,984
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.214074	9.019976	-2.11%	1,409
2013	9.411710	9.214074	-2.10%	3,962
2012	9.247681	9.411710	1.77%	5,998
2011	9.476224	9.247681	-2.41%	8,659
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.336982	17.454261	0.68%	0
2013	12.217700	17.336982	41.90%	0
2012	11.539583	12.217700	5.88%	0
2011	11.986273	11.539583	-3.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.808081	21.274226	7.40%	0
2013	14.794255	19.808081	33.89%	0
2012	13.701405	14.794255	7.98%	0
2011	14.528411	13.701405	-5.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	25.992489	25.810599	-0.70%	0
2013	21.035630	25.992489	23.56%	0
2012	17.875554	21.035630	17.68%	0
2011	20.083370	17.875554	-10.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.816109	9.789038	-0.28%	0
2013	10.125668	9.816109	-3.06%	0
2012*	10.000000	10.125668	1.26%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.948118	-10.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	18.921120	20.325056	7.42%	4,221
2013	14.794616	18.921120	27.89%	8,199
2012	13.040158	14.794616	13.45%	10,384
2011	13.443544	13.040158	-3.00%	14,718
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	28.357897	30.808026	8.64%	0
2013	20.725009	28.357897	36.83%	0
2012	18.102640	20.725009	14.49%	94
2011	19.058165	18.102640	-5.01%	109

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.250860	10.019431	-2.26%	0
2013	10.523821	10.250860	-2.59%	0
2012*	10.000000	10.523821	5.24%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.608343	-3.92%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.251740	10.980893	-2.41%	0
2013	12.376753	11.251740	-9.09%	0
2012	12.088614	12.376753	2.38%	0
2011	11.458738	12.088614	5.50%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.897200	10.682316	-1.97%	5,026
2013	11.225667	10.897200	-2.93%	7,889
2012	10.910639	11.225667	2.89%	7,959
2011	11.100688	10.910639	-1.71%	9,537
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.061492	10.197824	1.35%	1,854
2013	10.557447	10.061492	-4.70%	2,365
2012	9.909718	10.557447	6.54%	1,970
2011*	10.000000	9.909718	-0.90%	1,662
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	16.577031	17.860611	7.74%	0
2013	12.556791	16.577031	32.02%	0
2012	10.832904	12.556791	15.91%	0
2011	11.674836	10.832904	-7.21%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	17.191048	15.593058	-9.30%	0
2013	13.795340	17.191048	24.61%	0
2012	11.630105	13.795340	18.62%	0
2011	14.389256	11.630105	-19.18%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.382847	19.625260	6.76%	0
2013	13.144884	18.382847	39.85%	0
2012	11.827639	13.144884	11.14%	0
2011	14.796409	11.827639	-20.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.942223	26.739714	27.68%	0
2013	14.299666	20.942223	46.45%	0
2012	11.219319	14.299666	27.46%	0
2011	10.445159	11.219319	7.41%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	10.768726	11.270707	4.66%	0
2013	11.132156	10.768726	-3.26%	0
2012	10.478526	11.132156	6.24%	283
2011	10.216427	10.478526	2.57%	438
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	19.201864	19.223390	0.11%	0
2013	21.628776	19.201864	-11.22%	0
2012	18.859058	21.628776	14.69%	0
2011	18.132661	18.859058	4.01%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.371338	8.163148	-21.29%	0
2013	9.643319	10.371338	7.55%	0
2012*	10.000000	9.643319	-3.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.247217	8.041207	-21.53%	0
2013	9.548516	10.247217	7.32%	0
2012*	10.000000	9.548516	-4.51%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.640361	20.660505	-4.53%	359
2013	14.804131	21.640361	46.18%	309
2012	14.105706	14.804131	4.95%	375
2011	15.194881	14.105706	-7.17%	429

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.944921	11.091711	1.34%	0
2013	10.054540	10.944921	8.86%	0
2012*	10.000000	10.054540	0.55%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	17.738682	18.853554	6.28%	0
2013	13.551987	17.738682	30.89%	0
2012	11.886331	13.551987	14.01%	0
2011	11.522277	11.886331	3.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	26.010792	27.558398	5.95%	0
2013	19.432416	26.010792	33.85%	0
2012	16.867841	19.432416	15.20%	0
2011	18.980584	16.867841	-11.13%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.631809	11.685198	0.46%	0
2013	13.068987	11.631809	-11.00%	0
2012	12.515096	13.068987	4.43%	0
2011	11.515422	12.515096	8.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	17.695858	19.331441	9.24%	0
2013	13.430375	17.695858	31.76%	0
2012	12.066507	13.430375	11.30%	0
2011	12.062377	12.066507	0.03%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.180859	20.552130	13.04%	0
2013	14.391585	18.180859	26.33%	0
2012	12.733225	14.391585	13.02%	0
2011	13.203884	12.733225	-3.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.228110	14.104162	-0.87%	0
2013	12.787002	14.228110	11.27%	0
2012	11.957640	12.787002	6.94%	0
2011	12.759548	11.957640	-6.28%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.114296	12.443046	2.71%	0
2013*	10.000000	12.114296	21.14%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.782383	7.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	26.560386	27.152835	2.23%	0
2013	19.408679	26.560386	36.85%	0
2012	17.244189	19.408679	12.55%	0
2011	17.631627	17.244189	-2.20%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	17.719160	19.490038	9.99%	0
2013	13.833852	17.719160	28.09%	0
2012	12.319551	13.833852	12.29%	0
2011	12.465194	12.319551	-1.17%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	16.980452	17.805978	4.86%	0
2013	14.450899	16.980452	17.50%	0
2012	13.492625	14.450899	7.10%	0
2011	12.758281	13.492625	5.76%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	16.147420	15.910810	-1.47%	0
2013	11.202094	16.147420	44.15%	0
2012	9.580552	11.202094	16.93%	0
2011	11.462608	9.580552	-16.42%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.813950	-1.86%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.451938	12.907897	-4.04%	0
2013	11.912626	13.451938	12.92%	0
2012	11.133924	11.912626	6.99%	0
2011	12.115568	11.133924	-8.10%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	11.640344	11.717902	0.67%	0
2013	11.880370	11.640344	-2.02%	0
2012	11.162679	11.880370	6.43%	0
2011	11.253471	11.162679	-0.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.225932	13.403853	1.35%	0
2013	12.014391	13.225932	10.08%	0
2012	11.072389	12.014391	8.51%	0
2011	11.433666	11.072389	-3.16%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.662755	13.897602	1.72%	0
2013	12.149432	13.662755	12.46%	0
2012	11.049533	12.149432	9.95%	0
2011	11.504162	11.049533	-3.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.237308	14.502511	1.86%	0
2013	12.058241	14.237308	18.07%	0
2012	10.765593	12.058241	12.01%	0
2011	11.391726	10.765593	-5.50%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	17.813662	15.111690	-15.17%	0
2013	14.754629	17.813662	20.73%	0
2012	14.487013	14.754629	1.85%	0
2011	15.712967	14.487013	-7.80%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.302178	18.253167	5.50%	0
2013	13.918119	17.302178	24.31%	0
2012	12.227203	13.918119	13.83%	0
2011	12.490479	12.227203	-2.11%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	17.816003	19.234198	7.96%	0
2013	13.470168	17.816003	32.26%	0
2012	12.108013	13.470168	11.25%	0
2011	12.453729	12.108013	-2.78%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	11.573071	11.887102	2.71%	0
2013	12.151641	11.573071	-4.76%	0
2012	11.833014	12.151641	2.69%	0
2011	11.366966	11.833014	4.10%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	30.005095	30.939911	3.12%	0
2013	22.707816	30.005095	32.14%	0
2012	20.383126	22.707816	11.40%	0
2011	23.510119	20.383126	-13.30%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	20.849797	18.593943	-10.82%	0
2013	16.470401	20.849797	26.59%	0
2012	14.069906	16.470401	17.06%	0
2011	17.502303	14.069906	-19.61%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	23.013436	23.838172	3.58%	0
2013	18.177199	23.013436	26.61%	0
2012	14.710883	18.177199	23.56%	0
2011	16.629121	14.710883	-11.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.470700	11.472935	0.02%	0
2013	9.529642	11.470700	20.37%	0
2012	8.496919	9.529642	12.15%	0
2011	8.873551	8.496919	-4.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.272455	13.503240	1.74%	0
2013	11.977814	13.272455	10.81%	0
2012	10.933904	11.977814	9.55%	0
2011	10.980574	10.933904	-0.43%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	18.963298	20.050496	5.73%	0
2013	15.035382	18.963298	26.12%	0
2012	13.809670	15.035382	8.88%	0
2011	13.395690	13.809670	3.09%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	26.215997	25.640420	-2.20%	0
2013	19.786565	26.215997	32.49%	0
2012	17.186991	19.786565	15.13%	0
2011	18.362599	17.186991	-6.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.254340	-7.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	20.735639	17.920353	-13.58%	0
2013	17.338815	20.735639	19.59%	0
2012	15.080585	17.338815	14.97%	0
2011	17.351812	15.080585	-13.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.898677	-1.01%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.179850	11.301376	1.09%	0
2013	10.122600	11.179850	10.44%	0
2012*	10.000000	10.122600	1.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.810979	9.985768	1.78%	0
2013*	10.000000	9.810979	-1.89%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.730607	10.645105	-9.25%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.603336	15.813350	-4.76%	0
2013	12.941569	16.603336	28.29%	0
2012	10.852729	12.941569	19.25%	0
2011	11.261590	10.852729	-3.63%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.982933	13.657264	5.19%	0
2013	9.549556	12.982933	35.95%	0
2012*	10.000000	9.549556	-4.50%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.319569	12.480287	1.30%	0
2013	9.860932	12.319569	24.93%	0
2012*	10.000000	9.860932	-1.39%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.810876	13.416798	4.73%	0
2013	9.643188	12.810876	32.85%	0
2012*	10.000000	9.643188	-3.57%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.798878	14.555269	-7.87%	0
2013	12.982624	15.798878	21.69%	0
2012	11.202371	12.982624	15.89%	0
2011	12.413094	11.202371	-9.75%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.508132	11.404844	-0.90%	0
2013	10.709076	11.508132	7.46%	0
2012*	10.000000	10.709076	7.09%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.597754	13.215411	4.90%	0
2013	9.969214	12.597754	26.37%	0
2012*	10.000000	9.969214	-0.31%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	18.250146	19.210459	5.26%	0
2013	15.664117	18.250146	16.51%	0
2012	14.207795	15.664117	10.25%	0
2011	14.413361	14.207795	-1.43%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	22.605568	23.845490	5.49%	0
2013	17.759331	22.605568	27.29%	0
2012	14.744669	17.759331	20.45%	0
2011	16.291761	14.744669	-9.50%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.983825	13.807122	6.34%	0
2013	9.860882	12.983825	31.67%	0
2012*	10.000000	9.860882	-1.39%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	27.977619	23.915178	-14.52%	0
2013	25.173395	27.977619	11.14%	0
2012	22.872364	25.173395	10.06%	0
2011	34.759329	22.872364	-34.20%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.360137	-6.40%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.909048	12.512650	-10.04%	0
2013	10.127606	13.909048	37.34%	0
2012*	10.000000	10.127606	1.28%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.823339	22.316785	7.17%	0
2013	15.790876	20.823339	31.87%	0
2012	14.012835	15.790876	12.69%	0
2011	14.475798	14.012835	-3.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.229577	13.995018	-1.65%	0
2013	11.463720	14.229577	24.13%	0
2012	10.168611	11.463720	12.74%	0
2011	10.644816	10.168611	-4.47%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.520176	13.520321	7.99%	0
2013	9.948295	12.520176	25.85%	0
2012	8.991210	9.948295	10.64%	0
2011*	10.000000	8.991210	-10.09%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.882122	20.740514	9.84%	0
2013	14.745507	18.882122	28.05%	0
2012	13.249467	14.745507	11.29%	0
2011	13.557430	13.249467	-2.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.647730	12.913723	2.10%	14,896
2013	10.548934	12.647730	19.90%	14,896
2012	9.374542	10.548934	12.53%	14,896
2011	9.550328	9.374542	-1.84%	15,989
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.151330	10.363680	2.09%	0
2013	10.714166	10.151330	-5.25%	0
2012	10.496556	10.714166	2.07%	0
2011	10.208205	10.496556	2.82%	971
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.791764	13.658651	-0.97%	0
2013	11.024107	13.791764	25.11%	0
2012	9.285619	11.024107	18.72%	0
2011	10.527857	9.285619	-11.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.428017	13.061213	5.09%	0
2013	9.859746	12.428017	26.05%	0
2012	8.636288	9.859746	14.17%	0
2011	9.316805	8.636288	-7.30%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.227558	12.035531	7.20%	0
2013	8.682413	11.227558	29.31%	0
2012	7.627081	8.682413	13.84%	0
2011	8.021648	7.627081	-4.92%	1,376
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	16.085578	16.042178	-0.27%	0
2013	15.447889	16.085578	4.13%	0
2012	13.867151	15.447889	11.40%	0
2011	13.733989	13.867151	0.97%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	18.652561	19.758788	5.93%	0
2013	14.175664	18.652561	31.58%	0
2012	12.335873	14.175664	14.91%	0
2011	13.015873	12.335873	-5.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.506869	11.924416	3.63%	0
2013	8.243425	11.506869	39.59%	0
2012	7.255560	8.243425	13.62%	0
2011	8.444706	7.255560	-14.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.769122	13.723097	7.47%	0
2013	9.476539	12.769122	34.74%	0
2012	8.749196	9.476539	8.31%	0
2011	9.299831	8.749196	-5.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.449690	11.635522	1.62%	0
2013	9.093078	11.449690	25.92%	0
2012	8.050390	9.093078	12.95%	0
2011	8.841611	8.050390	-8.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.336251	11.498276	1.43%	0
2013	10.166593	11.336251	11.50%	0
2012	9.413534	10.166593	8.00%	16,751
2011	9.811122	9.413534	-4.05%	16,751
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.508610	11.717858	1.82%	0
2013	9.760294	11.508610	17.91%	0
2012	8.831997	9.760294	10.51%	0
2011	9.405529	8.831997	-6.10%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.786840	10.840214	0.49%	0
2013	10.570438	10.786840	2.05%	0
2012	10.111823	10.570438	4.54%	0
2011	10.252402	10.111823	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.719329	10.660144	-0.55%	0
2013*	10.000000	10.719329	7.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.856494	10.664917	-1.76%	0
2013*	10.000000	10.856494	8.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.426432	11.620030	1.69%	0
2013	9.973680	11.426432	14.57%	0
2012	9.127320	9.973680	9.27%	0
2011	9.609020	9.127320	-5.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.461122	11.654370	1.69%	0
2013	9.482933	11.461122	20.86%	0
2012	8.510379	9.482933	11.43%	0
2011	9.179402	8.510379	-7.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.197628	11.334227	1.22%	0
2013	10.350925	11.197628	8.18%	0
2012	9.672804	10.350925	7.01%	0
2011	9.972680	9.672804	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.979595	11.177269	1.80%	0
2013	11.535663	10.979595	-4.82%	0
2012	11.036794	11.535663	4.52%	0
2011	10.681616	11.036794	3.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.875091	12.112302	2.00%	0
2013	12.466340	11.875091	-4.74%	0
2012	11.967862	12.466340	4.17%	0
2011	11.603596	11.967862	3.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	27.212984	24.947836	-8.32%	0
2013	27.863101	27.212984	-2.33%	0
2012	24.491603	27.863101	13.77%	0
2011	32.535513	24.491603	-24.72%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	10.840570	11.024152	1.69%	0
2013	11.618343	10.840570	-6.69%	0
2012	11.593332	11.618343	0.22%	0
2011	11.113871	11.593332	4.31%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.386889	8.097502	-3.45%	0
2013	7.335633	8.386889	14.33%	0
2012	6.546696	7.335633	12.05%	0
2011	7.479488	6.546696	-12.47%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.488893	8.656884	-8.77%	0
2013	8.062965	9.488893	17.68%	0
2012	7.014049	8.062965	14.95%	0
2011	8.275513	7.014049	-15.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.918703	19.315645	2.10%	0
2013	15.287862	18.918703	23.75%	0
2012	13.564008	15.287862	12.71%	1,534
2011	14.517603	13.564008	-6.57%	1,534
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.047416	14.287511	1.71%	0
2013	12.735008	14.047416	10.31%	0
2012	11.972248	12.735008	6.37%	0
2011	12.202083	11.972248	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.951276	16.321122	2.32%	0
2013	13.726309	15.951276	16.21%	0
2012	12.574923	13.726309	9.16%	0
2011	13.051895	12.574923	-3.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	11.744262	11.865623	1.03%	0
2013	11.519747	11.744262	1.95%	0
2012	11.263356	11.519747	2.28%	0
2011	11.251313	11.263356	0.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.555689	10.517499	-0.36%	0
2013*	10.000000	10.555689	5.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.643302	10.530038	-1.06%	0
2013*	10.000000	10.643302	6.43%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.468802	15.822837	2.29%	7,619
2013	13.638381	15.468802	13.42%	8,165
2012	12.656520	13.638381	7.76%	9,324
2011	13.018902	12.656520	-2.78%	9,953
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.543881	17.907152	2.07%	0
2013	14.741084	17.543881	19.01%	0
2012	13.325289	14.741084	10.62%	0
2011	13.999057	13.325289	-4.81%	5,229
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.672807	13.926996	1.86%	0
2013	12.724004	13.672807	7.46%	0
2012	12.110960	12.724004	5.06%	629
2011	12.200977	12.110960	-0.74%	623
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.548352	20.638531	5.58%	0
2013	14.749057	19.548352	32.54%	0
2012	12.807620	14.749057	15.16%	0
2011	13.506022	12.807620	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.876443	-1.24%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.071321	0.71%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	25.105343	26.714894	6.41%	0
2013	19.402642	25.105343	29.39%	0
2012	16.984784	19.402642	14.24%	0
2011	17.920119	16.984784	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.584766	8.348687	-2.75%	0
2013	8.827519	8.584766	-2.75%	0
2012	9.077827	8.827519	-2.76%	0
2011	9.333809	9.077827	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	12.565088	12.694110	1.03%	0
2013	13.067368	12.565088	-3.84%	0
2012	11.971291	13.067368	9.16%	0
2011	11.661913	11.971291	2.65%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.238565	9.822325	-4.07%	0
2013	8.695253	10.238565	17.75%	0
2012	7.740351	8.695253	12.34%	0
2011	8.806401	7.740351	-12.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.134350	13.293678	-12.16%	0
2013	12.855995	15.134350	17.72%	0
2012	11.294806	12.855995	13.82%	0
2011	13.894509	11.294806	-18.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.241666	13.113194	7.12%	0
2013	9.364830	12.241666	30.72%	0
2012	8.291891	9.364830	12.94%	0
2011	8.810683	8.291891	-5.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.610202	12.447477	7.21%	0
2013	8.841406	11.610202	31.32%	0
2012	7.731842	8.841406	14.35%	0
2011	8.465881	7.731842	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.025144	13.138060	0.87%	0
2013	9.662818	13.025144	34.80%	0
2012	8.667409	9.662818	11.48%	0
2011	9.327189	8.667409	-7.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.886251	15.802905	13.80%	0
2013	10.523977	13.886251	31.95%	0
2012	9.301811	10.523977	13.14%	0
2011	9.791644	9.301811	-5.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	17.675492	17.625668	-0.28%	0
2013	12.625800	17.675492	40.00%	0
2012	11.480533	12.625800	9.98%	0
2011	11.907092	11.480533	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	24.870237	25.822560	3.83%	0
2013	18.263271	24.870237	36.18%	0
2012	15.611021	18.263271	16.99%	0
2011	16.977504	15.611021	-8.05%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	24.059591	23.527936	-2.21%	0
2013	17.601725	24.059591	36.69%	0
2012	15.708678	17.601725	12.05%	0
2011	17.147144	15.708678	-8.39%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	16.071411	17.476309	8.74%	0
2013	12.635230	16.071411	27.20%	0
2012	11.412964	12.635230	10.71%	0
2011	11.690824	11.412964	-2.38%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.266665	12.840733	25.07%	0
2013	10.279442	10.266665	-0.12%	0
2012	9.145707	10.279442	12.40%	0
2011	8.859866	9.145707	3.23%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.583770	12.738439	9.97%	0
2013*	10.000000	11.583770	15.84%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.777318	9.555400	-2.27%	0
2013	10.043218	9.777318	-2.65%	0
2012	9.976430	10.043218	0.67%	0
2011	10.126320	9.976430	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.446117	12.654727	1.68%	0
2013*	10.000000	12.446117	24.46%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.303479	13.669999	-10.67%	0
2013	13.103093	15.303479	16.79%	0
2012	11.269599	13.103093	16.27%	0
2011	13.232220	11.269599	-14.83%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.128507	8.931616	-2.16%	0
2013	9.329105	9.128507	-2.15%	0
2012	9.171238	9.329105	1.72%	0
2011	9.402725	9.171238	-2.46%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	15.913198	16.012602	0.62%	0
2013	11.220095	15.913198	41.83%	0
2012	10.602812	11.220095	5.82%	0
2011	11.018894	10.602812	-3.78%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.699739	21.146995	7.35%	0
2013	14.720900	19.699739	33.82%	0
2012	13.640512	14.720900	7.92%	0
2011	14.471265	13.640512	-5.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	24.200060	24.018368	-0.75%	0
2013	19.595089	24.200060	23.50%	0
2012	16.659994	19.595089	17.62%	0
2011	18.727284	16.659994	-11.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.810141	9.778066	-0.33%	0
2013	10.124727	9.810141	-3.11%	0
2012*	10.000000	10.124727	1.25%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.945039	-10.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.393003	18.673950	7.36%	0
2013	13.606751	17.393003	27.83%	0
2012	11.999343	13.606751	13.40%	0
2011	12.376877	11.999343	-3.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	25.638692	27.839571	8.58%	0
2013	18.747322	25.638692	36.76%	0
2012	16.383631	18.747322	14.43%	0
2011	17.257281	16.383631	-5.06%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.242084	10.005705	-2.31%	0
2013	10.520224	10.242084	-2.64%	0
2012*	10.000000	10.520224	5.20%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.605032	-3.95%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.224773	10.948941	-2.46%	0
2013	12.353434	11.224773	-9.14%	0
2012	12.072054	12.353434	2.33%	0
2011	11.448916	12.072054	5.44%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.871110	10.651267	-2.02%	0
2013	11.204537	10.871110	-2.98%	0
2012	10.895714	11.204537	2.83%	0
2011	11.091175	10.895714	-1.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.047724	10.178624	1.30%	0
2013	10.548416	10.047724	-4.75%	0
2012	9.906344	10.548416	6.48%	0
2011*	10.000000	9.906344	-0.94%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	16.486358	17.753778	7.69%	0
2013	12.494530	16.486358	31.95%	0
2012	10.784745	12.494530	15.85%	0
2011	11.628891	10.784745	-7.26%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	17.097001	15.499776	-9.34%	0
2013	13.726912	17.097001	24.55%	0
2012	11.578377	13.726912	18.56%	0
2011	14.332632	11.578377	-19.22%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.282315	19.507902	6.70%	0
2013	13.079713	18.282315	39.78%	0
2012	11.775066	13.079713	11.08%	0
2011	14.738209	11.775066	-20.11%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.902851	26.675744	27.62%	0
2013	14.280110	20.902851	46.38%	0
2012	11.209741	14.280110	27.39%	0
2011	10.441594	11.209741	7.36%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	10.709874	11.203349	4.61%	0
2013	11.077011	10.709874	-3.31%	0
2012	10.431991	11.077011	6.18%	0
2011	10.176278	10.431991	2.51%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	19.093566	19.105150	0.06%	0
2013	21.517855	19.093566	-11.27%	0
2012	18.772015	21.517855	14.63%	0
2011	18.058221	18.772015	3.95%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.362448	8.151954	-21.33%	0
2013	9.640010	10.362448	7.49%	0
2012*	10.000000	9.640010	-3.60%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.238440	8.030183	-21.57%	0
2013	9.545243	10.238440	7.26%	0
2012*	10.000000	9.545243	-4.55%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.539034	20.553192	-4.58%	0
2013	14.742376	21.539034	46.10%	0
2012	14.054110	14.742376	4.90%	0
2011	15.147080	14.054110	-7.22%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.935555	11.076528	1.29%	0
2013	10.051103	10.935555	8.80%	0
2012*	10.000000	10.051103	0.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	17.641638	18.740763	6.23%	0
2013	13.484765	17.641638	30.83%	0
2012	11.833475	13.484765	13.95%	0
2011	11.476933	11.833475	3.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	25.868447	27.393485	5.90%	0
2013	19.336002	25.868447	33.78%	0
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.566206	11.613316	0.41%	0
2013	13.001950	11.566206	-11.04%	0
2012	12.457317	13.001950	4.37%	0
2011	11.468142	12.457317	8.63%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	17.599057	19.215807	9.19%	0
2013	13.363774	17.599057	31.69%	0
2012	12.012863	13.363774	11.25%	0
2011	12.014922	12.012863	-0.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.100019	20.450229	12.98%	0
2013	14.334962	18.100019	26.26%	0
2012	12.689651	14.334962	12.97%	0
2011	13.165463	12.689651	-3.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.193990	14.063101	-0.92%	0
2013	12.762899	14.193990	11.21%	0
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.110138	12.432369	2.66%	0
2013*	10.000000	12.110138	21.10%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.778681	7.79%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	26.415125	26.990440	2.18%	0
2013	19.312437	26.415125	36.78%	0
2012	17.167519	19.312437	12.49%	0
2011	17.562244	17.167519	-2.25%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	17.622288	19.373524	9.94%	0
2013	13.765298	17.622288	28.02%	0
2012	12.264815	13.765298	12.23%	0
2011	12.416183	12.264815	-1.22%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	16.887578	17.699491	4.81%	0
2013	14.379243	16.887578	17.44%	0
2012	13.432640	14.379243	7.05%	0
2011	12.708070	13.432640	5.70%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	16.059062	15.815606	-1.52%	0
2013	11.146508	16.059062	44.07%	0
2012	9.537923	11.146508	16.87%	0
2011	11.417468	9.537923	-16.46%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.810564	-1.89%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.378350	12.830667	-4.09%	0
2013	11.853544	13.378350	12.86%	0
2012	11.084423	11.853544	6.94%	0
2011	12.067895	11.084423	-8.15%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	11.576676	11.647826	0.61%	0
2013	11.821457	11.576676	-2.07%	0
2012	11.113053	11.821457	6.37%	0
2011	11.209183	11.113053	-0.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.167149	13.337429	1.29%	0
2013	11.967139	13.167149	10.03%	0
2012	11.034530	11.967139	8.45%	0
2011	11.400419	11.034530	-3.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.601967	13.828646	1.67%	0
2013	12.101595	13.601967	12.40%	0
2012	11.011708	12.101595	9.90%	0
2011	11.470668	11.011708	-4.00%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.174006	14.430605	1.81%	0
2013	12.010790	14.174006	18.01%	0
2012	10.728753	12.010790	11.95%	0
2011	11.358568	10.728753	-5.54%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	17.734410	15.036702	-15.21%	0
2013	14.696536	17.734410	20.67%	0
2012	14.437414	14.696536	1.79%	0
2011	15.667214	14.437414	-7.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.207514	18.143970	5.44%	0
2013	13.849083	17.207514	24.25%	0
2012	12.172832	13.849083	13.77%	0
2011	12.441335	12.172832	-2.16%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	17.718577	19.119173	7.90%	0
2013	13.403393	17.718577	32.19%	0
2012	12.054200	13.403393	11.19%	0
2011	12.404738	12.054200	-2.83%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	11.509795	11.816038	2.66%	0
2013	12.091408	11.509795	-4.81%	0
2012	11.780440	12.091408	2.64%	0
2011	11.322263	11.780440	4.05%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	29.840967	30.754840	3.06%	0
2013	22.595215	29.840967	32.07%	0
2012	20.292506	22.595215	11.35%	0
2011	23.417615	20.292506	-13.35%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	20.735722	18.482697	-10.87%	0
2013	16.388705	20.735722	26.52%	0
2012	14.007330	16.388705	17.00%	0
2011	17.433423	14.007330	-19.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	22.887514	23.695549	3.53%	0
2013	18.087037	22.887514	26.54%	0
2012	14.645451	18.087037	23.50%	0
2011	16.563654	14.645451	-11.58%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.437321	11.433662	-0.03%	0
2013	9.506783	11.437321	20.31%	0
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.220200	13.443157	1.69%	0
2013	11.936787	13.220200	10.75%	0
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	18.859588	19.930590	5.68%	0
2013	14.960844	18.859588	26.06%	0
2012	13.748292	14.960844	8.82%	0
2011	13.342989	13.748292	3.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	26.072543	25.486989	-2.25%	0
2013	19.688406	26.072543	32.43%	0
2012	17.110551	19.688406	15.07%	0
2011	18.290326	17.110551	-6.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.251148	-7.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	20.622174	17.813118	-13.62%	0
2013	17.252789	20.622174	19.53%	0
2012	15.013505	17.252789	14.92%	0
2011	17.283520	15.013505	-13.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.895252	-1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.170283	11.285884	1.03%	0
2013	10.119132	11.170283	10.39%	0
2012*	10.000000	10.119132	1.19%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.807613	9.977202	1.73%	0
2013*	10.000000	9.807613	-1.92%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.711538	10.622330	-9.30%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.576352	15.779533	-4.81%	0
2013	12.927189	16.576352	28.23%	0
2012	10.846263	12.927189	19.19%	0
2011	11.260644	10.846263	-3.68%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.971739	13.638468	5.14%	0
2013	9.546221	12.971739	35.88%	0
2012*	10.000000	9.546221	-4.54%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.309019	12.463181	1.25%	0
2013	9.857551	12.309019	24.87%	0
2012*	10.000000	9.857551	-1.42%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.799835	13.398321	4.68%	0
2013	9.639823	12.799835	32.78%	0
2012*	10.000000	9.639823	-3.60%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.761022	14.512924	-7.92%	0
2013	12.958181	15.761022	21.63%	0
2012	11.187039	12.958181	15.83%	0
2011	12.402468	11.187039	-9.80%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.498254	11.389199	-0.95%	0
2013	10.705396	11.498254	7.41%	0
2012*	10.000000	10.705396	7.05%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.586962	13.197304	4.85%	0
2013	9.965800	12.586962	26.30%	0
2012*	10.000000	9.965800	-0.34%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	18.150293	19.095541	5.21%	0
2013	15.586418	18.150293	16.45%	0
2012	14.144616	15.586418	10.19%	0
2011	14.356626	14.144616	-1.48%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	22.481949	23.702893	5.43%	0
2013	17.671304	22.481949	27.22%	0
2012	14.679135	17.671304	20.38%	0
2011	16.227666	14.679135	-9.54%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.972649	13.788145	6.29%	0
2013	9.857446	12.972649	31.60%	0
2012*	10.000000	9.857446	-1.43%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	27.824520	23.772057	-14.56%	0
2013	25.048520	27.824520	11.08%	0
2012	22.770640	25.048520	10.00%	0
2011	34.622541	22.770640	-34.23%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.356915	-6.43%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.897130	12.495492	-10.09%	0
2013	10.124137	13.897130	37.27%	0
2012*	10.000000	10.124137	1.24%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.709429	22.183308	7.12%	0
2013	15.712564	20.709429	31.80%	0
2012	13.950544	15.712564	12.63%	0
2011	14.418845	13.950544	-3.25%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.202803	13.961494	-1.70%	0
2013	11.448030	14.202803	24.06%	0
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.503028	13.494864	7.93%	0
2013	9.939773	12.503028	25.79%	0
2012	8.988138	9.939773	10.59%	0
2011*	10.000000	8.988138	-10.12%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.836864	20.680155	9.79%	0
2013	14.717743	18.836864	27.99%	0
2012	13.231330	14.717743	11.23%	0
2011	13.545816	13.231330	-2.32%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.597934	12.856279	2.05%	1,007
2013	10.512811	12.597934	19.83%	334
2012	9.347262	10.512811	12.47%	8,033
2011	9.527413	9.347262	-1.89%	8,322

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.111357	10.317560	2.04%	1,202
2013	10.677472	10.111357	-5.30%	391
2012	10.466013	10.677472	2.02%	7,743
2011	10.183718	10.466013	2.77%	7,394
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.737430	13.597858	-1.02%	0
2013	10.986318	13.737430	25.04%	0
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.379059	13.003065	5.04%	0
2013	9.825956	12.379059	25.98%	0
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.189124	11.988163	7.14%	1,136
2013	8.657138	11.189124	29.25%	400
2012	7.608789	8.657138	13.78%	10,072
2011	8.006521	7.608789	-4.97%	10,471
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	15.997653	15.946289	-0.32%	0
2013	15.371340	15.997653	4.07%	0
2012	13.805547	15.371340	11.34%	0
2011	13.679985	13.805547	0.92%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	18.550540	19.640621	5.88%	0
2013	14.105376	18.550540	31.51%	0
2012	12.281047	14.105376	14.85%	0
2011	12.964673	12.281047	-5.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.473316	11.883536	3.58%	0
2013	8.223614	11.473316	39.52%	0
2012	7.241860	8.223614	13.56%	0
2011	8.433093	7.241860	-14.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.731911	13.676061	7.42%	0
2013	9.453792	12.731911	34.68%	0
2012	8.732701	9.453792	8.26%	0
2011	9.287067	8.732701	-5.97%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.416396	11.595719	1.57%	0
2013	9.071301	11.416396	25.85%	0
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.303253	11.458907	1.38%	0
2013	10.142217	11.303253	11.45%	0
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.475126	11.677753	1.77%	0
2013	9.736897	11.475126	17.85%	0
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.755430	10.803089	0.44%	0
2013	10.545087	10.755430	1.99%	9,948
2012	10.092777	10.545087	4.48%	9,948
2011	10.238350	10.092777	-1.42%	9,948
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.715650	10.651004	-0.60%	0
2013*	10.000000	10.715650	7.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.852763	10.655765	-1.82%	0
2013*	10.000000	10.852763	8.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.393201	11.580288	1.64%	0
2013	9.949779	11.393201	14.51%	0
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.427758	11.614469	1.63%	0
2013	9.460189	11.427758	20.80%	0
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.165064	11.295464	1.17%	0
2013	10.326136	11.165064	8.12%	0
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.947658	11.139016	1.75%	0
2013	11.508013	10.947658	-4.87%	0
2012	11.016021	11.508013	4.47%	0
2011	10.666995	11.016021	3.27%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.840522	12.070830	1.95%	0
2013	12.436445	11.840522	-4.79%	0
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	27.064117	24.798604	-8.37%	0
2013	27.724932	27.064117	-2.38%	0
2012	24.382707	27.724932	13.71%	0
2011	32.407495	24.382707	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	10.781225	10.958173	1.64%	0
2013	11.560693	10.781225	-6.74%	0
2012	11.541747	11.560693	0.16%	0
2011	11.070092	11.541747	4.26%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.362511	8.069825	-3.50%	0
2013	7.318072	8.362511	14.27%	0
2012	6.534388	7.318072	11.99%	0
2011	7.469257	6.534388	-12.52%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.451487	8.618321	-8.82%	0
2013	8.035306	9.451487	17.62%	0
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.815140	19.200033	2.05%	0
2013	15.211995	18.815140	23.69%	0
2012	13.503662	15.211995	12.65%	0
2011	14.460437	13.503662	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.013733	14.245924	1.66%	0
2013	12.711006	14.013733	10.25%	0
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.913040	16.273628	2.27%	0
2013	13.700429	15.913040	16.15%	0
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	11.680051	11.794682	0.98%	0
2013	11.462657	11.680051	1.90%	7,445
2012	11.213319	11.462657	2.22%	7,445
2011	11.207072	11.213319	0.06%	7,445
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.552060	10.508470	-0.41%	0
2013*	10.000000	10.552060	5.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.639645	10.521005	-1.12%	0
2013*	10.000000	10.639645	6.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.384138	15.728144	2.24%	0
2013	13.570711	15.384138	13.36%	0
2012	12.600222	13.570711	7.70%	0
2011	12.967653	12.600222	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.447894	17.800016	2.02%	0
2013	14.667970	17.447894	18.95%	8,427
2012	13.266031	14.667970	10.57%	8,427
2011	13.943954	13.266031	-4.86%	12,950
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.597992	13.843669	1.81%	0
2013	12.660893	13.597992	7.40%	0
2012	12.057119	12.660893	5.01%	0
2011	12.152968	12.057119	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.501541	20.578521	5.52%	0
2013	14.721296	19.501541	32.47%	0
2012	12.790097	14.721296	15.10%	0
2011	13.494469	12.790097	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.874079	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.068910	0.69%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	24.967964	26.555049	6.36%	0
2013	19.306383	24.967964	29.32%	0
2012	16.909239	19.306383	14.18%	0
2011	17.849576	16.909239	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.536715	8.297687	-2.80%	0
2013	8.782623	8.536715	-2.80%	0
2012	9.036319	8.782623	-2.81%	0
2011	9.295895	9.036319	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	12.496407	12.618235	0.97%	0
2013	13.002609	12.496407	-3.89%	0
2012	11.918116	13.002609	9.10%	0
2011	11.616056	11.918116	2.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.208791	9.788724	-4.11%	0
2013	8.674427	10.208791	17.69%	0
2012	7.725792	8.674427	12.28%	0
2011	8.794338	7.725792	-12.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.051552	13.214157	-12.21%	0
2013	12.792227	15.051552	17.66%	0
2012	11.244574	12.792227	13.76%	0
2011	13.839832	11.244574	-18.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.205975	13.068250	7.06%	0
2013	9.342327	12.205975	30.65%	0
2012	8.276240	9.342327	12.88%	0
2011	8.798578	8.276240	-5.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.576407	12.404860	7.16%	0
2013	8.820197	11.576407	31.25%	0
2012	7.717276	8.820197	14.29%	0
2011	8.454273	7.717276	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.987247	13.093104	0.82%	0
2013	9.639645	12.987247	34.73%	0
2012	8.651068	9.639645	11.43%	0
2011	9.314391	8.651068	-7.12%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.845848	15.748830	13.74%	0
2013	10.498746	13.845848	31.88%	0
2012	9.284300	10.498746	13.08%	0
2011	9.778223	9.284300	-5.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	17.578827	17.520256	-0.33%	0
2013	12.563196	17.578827	39.92%	0
2012	11.429486	12.563196	9.92%	0
2011	11.860237	11.429486	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	24.734204	25.668109	3.78%	0
2013	18.172703	24.734204	36.11%	0
2012	15.541609	18.172703	16.93%	0
2011	16.910688	15.541609	-8.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	23.928023	23.387233	-2.26%	0
2013	17.514474	23.928023	36.62%	0
2012	15.638863	17.514474	11.99%	0
2011	17.079707	15.638863	-8.44%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	15.983452	17.371725	8.69%	0
2013	12.572539	15.983452	27.13%	0
2012	11.362198	12.572539	10.65%	0
2011	11.644800	11.362198	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.236747	12.796743	25.01%	0
2013	10.254766	10.236747	-0.18%	0
2012	9.128453	10.254766	12.34%	0
2011	8.847693	9.128453	3.17%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.579798	12.727521	9.91%	0
2013*	10.000000	11.579798	15.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.748868	9.522699	-2.32%	0
2013	10.019151	9.748868	-2.70%	0
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.441855	12.643898	1.62%	0
2013*	10.000000	12.441855	24.42%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.266787	13.630211	-10.72%	0
2013	13.078392	15.266787	16.73%	0
2012	11.254156	13.078392	16.21%	0
2011	13.220877	11.254156	-14.88%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.078569	8.878185	-2.21%	0
2013	9.282843	9.078569	-2.20%	0
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	15.826085	15.916760	0.57%	0
2013	11.164409	15.826085	41.75%	0
2012	10.555630	11.164409	5.77%	0
2011	10.975497	10.555630	-3.83%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.591962	21.020485	7.29%	0
2013	14.647886	19.591962	33.75%	0
2012	13.579846	14.647886	7.86%	0
2011	14.414301	13.579846	-5.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	24.067630	23.874655	-0.80%	0
2013	19.497879	24.067630	23.44%	0
2012	16.585899	19.497879	17.56%	0
2011	18.653577	16.585899	-11.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.804185	9.767096	-0.38%	0
2013	10.123789	9.804185	-3.16%	0
2012*	10.000000	10.123789	1.24%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.941962	-10.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.297860	18.562254	7.31%	0
2013	13.539266	17.297860	27.76%	0
2012	11.945976	13.539266	13.34%	0
2011	12.328168	11.945976	-3.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	25.498415	27.673013	8.53%	0
2013	18.654335	25.498415	36.69%	0
2012	16.310770	18.654335	14.37%	0
2011	17.189343	16.310770	-5.11%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.233309	9.992002	-2.36%	0
2013	10.516617	10.233309	-2.69%	0
2012*	10.000000	10.516617	5.17%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.197859	10.917071	-2.51%	0
2013	12.330148	11.197859	-9.18%	0
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.845035	10.620254	-2.07%	0
2013	11.183414	10.845035	-3.03%	0
2012	10.880780	11.183414	2.78%	0
2011	11.081664	10.880780	-1.81%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.033962	10.159470	1.25%	0
2013	10.539384	10.033962	-4.80%	0
2012	9.902970	10.539384	6.43%	0
2011*	10.000000	9.902970	-0.97%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	16.396122	17.647526	7.63%	0
2013	12.432532	16.396122	31.88%	0
2012	10.736764	12.432532	15.79%	0
2011	11.583112	10.736764	-7.31%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	17.003468	15.407054	-9.39%	0
2013	13.658834	17.003468	24.49%	0
2012	11.526895	13.658834	18.50%	0
2011	14.276238	11.526895	-19.26%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.182278	19.391181	6.65%	0
2013	13.014828	18.182278	39.70%	0
2012	11.722688	13.014828	11.02%	0
2011	14.680190	11.722688	-20.15%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.863569	26.611947	27.55%	0
2013	14.260594	20.863569	46.30%	0
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	10.651238	11.136284	4.55%	0
2013	11.022034	10.651238	-3.36%	0
2012	10.385571	11.022034	6.13%	0
2011	10.136181	10.385571	2.46%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	18.985940	18.987684	0.01%	0
2013	21.407573	18.985940	-11.31%	0
2012	18.685425	21.407573	14.57%	0
2011	17.984149	18.685425	3.90%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.353549	8.140753	-21.37%	0
2013	9.636679	10.353549	7.44%	0
2012*	10.000000	9.636679	-3.63%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.229646	8.019157	-21.61%	0
2013	9.541964	10.229646	7.21%	0
2012*	10.000000	9.541964	-4.58%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.438217	20.446471	-4.63%	0
2013	14.680910	21.438217	46.03%	0
2012	14.002724	14.680910	4.84%	0
2011	15.099441	14.002724	-7.26%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.926177	11.061323	1.24%	0
2013	10.047648	10.926177	8.74%	0
2012*	10.000000	10.047648	0.48%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	17.545076	18.628607	6.18%	0
2013	13.417858	17.545076	30.76%	0
2012	11.780826	13.417858	13.90%	0
2011	11.431740	11.780826	3.05%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	25.726932	27.229607	5.84%	0
2013	19.240120	25.726932	33.72%	0
2012	16.718150	19.240120	15.09%	0
2011	18.831477	16.718150	-11.22%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.500928	11.541832	0.36%	0
2013	12.935243	11.500928	-11.09%	0
2012	12.399799	12.935243	4.32%	1,613
2011	11.421046	12.399799	8.57%	1,477
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	17.502713	19.100791	9.13%	0
2013	13.297445	17.502713	31.62%	0
2012	11.959402	13.297445	11.19%	0
2011	11.967587	11.959402	-0.07%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.019510	20.348797	12.93%	0
2013	14.278533	18.019510	26.20%	0
2012	12.646237	14.278533	12.91%	1,498
2011	13.127160	12.646237	-3.66%	1,658
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.159939	14.022151	-0.97%	0
2013	12.738832	14.159939	11.16%	0
2012	11.924891	12.738832	6.83%	0
2011	12.737670	11.924891	-6.38%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.105982	12.421712	2.61%	0
2013*	10.000000	12.105982	21.06%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.774972	7.75%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	26.270556	26.828908	2.13%	0
2013	19.216619	26.270556	36.71%	0
2012	17.091152	19.216619	12.44%	0
2011	17.493101	17.091152	-2.30%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	17.525788	19.257526	9.88%	0
2013	13.696965	17.525788	27.95%	0
2012	12.210229	13.696965	12.18%	1,501
2011	12.367268	12.210229	-1.27%	1,703
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	16.795122	17.593527	4.75%	0
2013	14.307877	16.795122	17.38%	0
2012	13.372865	14.307877	6.99%	0
2011	12.658021	13.372865	5.65%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	15.971149	15.720917	-1.57%	0
2013	11.091185	15.971149	44.00%	0
2012	9.495479	11.091185	16.80%	0
2011	11.372495	9.495479	-16.50%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.807171	-1.93%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.305082	12.753841	-4.14%	0
2013	11.794689	13.305082	12.81%	0
2012	11.035075	11.794689	6.88%	0
2011	12.020349	11.035075	-8.20%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	11.513297	11.578089	0.56%	0
2013	11.762793	11.513297	-2.12%	0
2012	11.063601	11.762793	6.32%	0
2011	11.165039	11.063601	-0.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.108541	13.271241	1.24%	0
2013	11.920013	13.108541	9.97%	0
2012	10.996754	11.920013	8.40%	0
2011	11.367225	10.996754	-3.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.541487	13.760073	1.61%	0
2013	12.053994	13.541487	12.34%	0
2012	10.974039	12.053994	9.84%	0
2011	11.437291	10.974039	-4.05%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.110938	14.359008	1.76%	0
2013	11.963496	14.110938	17.95%	0
2012	10.692016	11.963496	11.89%	0
2011	11.325483	10.692016	-5.59%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	17.655476	14.962068	-15.26%	0
2013	14.638652	17.655476	20.61%	0
2012	14.387979	14.638652	1.74%	0
2011	15.621597	14.387979	-7.90%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.113328	18.035381	5.39%	0
2013	13.780359	17.113328	24.19%	0
2012	12.118662	13.780359	13.71%	0
2011	12.392324	12.118662	-2.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	17.621578	19.004730	7.85%	0
2013	13.336874	17.621578	32.13%	0
2012	12.000554	13.336874	11.14%	1,508
2011	12.355870	12.000554	-2.88%	1,705
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	11.446764	11.745278	2.61%	0
2013	12.031386	11.446764	-4.86%	0
2012	11.728008	12.031386	2.59%	0
2011	11.277651	11.728008	3.99%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	29.677652	30.570788	3.01%	0
2013	22.483110	29.677652	32.00%	0
2012	20.202239	22.483110	11.29%	0
2011	23.325437	20.202239	-13.39%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	20.622203	18.372052	-10.91%	0
2013	16.307363	20.622203	26.46%	0
2012	13.945006	16.307363	16.94%	0
2011	17.364785	13.945006	-19.69%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	22.762183	23.553679	3.48%	0
2013	17.997234	22.762183	26.48%	0
2012	14.580256	17.997234	23.44%	0
2011	16.498413	14.580256	-11.63%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.404023	11.394514	-0.08%	0
2013	9.483976	11.404023	20.25%	0
2012	8.464920	9.483976	12.04%	0
2011	8.849217	8.464920	-4.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.168160	13.383363	1.63%	0
2013	11.895920	13.168160	10.69%	0
2012	10.870351	11.895920	9.43%	0
2011	10.927970	10.870351	-0.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	18.756282	19.811233	5.62%	0
2013	14.886544	18.756282	25.99%	0
2012	13.687079	14.886544	8.76%	0
2011	13.290421	13.687079	2.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	25.929887	25.334492	-2.30%	0
2013	19.590759	25.929887	32.36%	0
2012	17.034455	19.590759	15.01%	0
2011	18.218332	17.034455	-6.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.247957	-7.52%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	20.509280	17.706473	-13.67%	0
2013	17.167175	20.509280	19.47%	0
2012	14.946711	17.167175	14.86%	0
2011	17.215457	14.946711	-13.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.891841	-1.08%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.160699	11.270417	0.98%	0
2013	10.115661	11.160699	10.33%	0
2012*	10.000000	10.115661	1.16%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.804241	9.968642	1.68%	0
2013*	10.000000	9.804241	-1.96%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.692478	10.599581	-9.35%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.549380	15.745751	-4.86%	0
2013	12.912787	16.549380	28.16%	0
2012	10.839769	12.912787	19.12%	0
2011	11.259688	10.839769	-3.73%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.960546	13.619691	5.09%	0
2013	9.542897	12.960546	35.81%	0
2012*	10.000000	9.542897	-4.57%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.298480	12.446106	1.20%	0
2013	9.854172	12.298480	24.80%	0
2012*	10.000000	9.854172	-1.46%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.788804	13.379896	4.62%	0
2013	9.636471	12.788804	32.71%	0
2012*	10.000000	9.636471	-3.64%	2,177
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.723221	14.470666	-7.97%	0
2013	12.933754	15.723221	21.57%	0
2012	11.171710	12.933754	15.77%	0
2011	12.391829	11.171710	-9.85%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.488410	11.373597	-1.00%	0
2013	10.701726	11.488410	7.35%	0
2012*	10.000000	10.701726	7.02%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.576162	13.179193	4.80%	0
2013	9.962370	12.576162	26.24%	0
2012*	10.000000	9.962370	-0.38%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	18.050970	18.981274	5.15%	0
2013	15.509102	18.050970	16.39%	0
2012	14.081712	15.509102	10.14%	0
2011	14.300124	14.081712	-1.53%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	22.358839	23.560979	5.38%	0
2013	17.583572	22.358839	27.16%	0
2012	14.613793	17.583572	20.32%	0
2011	16.163735	14.613793	-9.59%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.961465	13.769177	6.23%	0
2013	9.854009	12.961465	31.53%	0
2012*	10.000000	9.854009	-1.46%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	27.672179	23.629732	-14.61%	0
2013	24.924190	27.672179	11.03%	0
2012	22.669316	24.924190	9.95%	0
2011	34.486224	22.669316	-34.27%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.353698	-6.46%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.885236	12.478367	-10.13%	0
2013	10.120669	13.885236	37.20%	0
2012*	10.000000	10.120669	1.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.596062	22.050521	7.06%	0
2013	15.634583	20.596062	31.73%	0
2012	13.888456	15.634583	12.57%	0
2011	14.362053	13.888456	-3.30%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.176074	13.928054	-1.75%	0
2013	11.432369	14.176074	24.00%	0
2012	10.151258	11.432369	12.62%	0
2011	10.637566	10.151258	-4.57%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.485900	13.469452	7.88%	0
2013	9.931252	12.485900	25.72%	0
2012	8.985070	9.931252	10.53%	0
2011*	10.000000	8.985070	-10.15%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.791711	20.619984	9.73%	0
2013	14.689994	18.791711	27.92%	0
2012	13.213193	14.689994	11.18%	3,123
2011	13.534200	13.213193	-2.37%	3,493
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.548315	12.799045	2.00%	12,770
2013	10.476793	12.548315	19.77%	19,854
2012	9.320040	10.476793	12.41%	48,724
2011	9.504544	9.320040	-1.94%	67,067

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.071563	10.271667	1.99%	15,445
2013	10.640922	10.071563	-5.35%	23,251
2012	10.435564	10.640922	1.97%	50,865
2011	10.159307	10.435564	2.72%	63,077
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.683337	13.537350	-1.07%	0
2013	10.948685	13.683337	24.98%	0
2012	9.231605	10.948685	18.60%	0
2011	10.477371	9.231605	-11.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.330279	12.945167	4.99%	0
2013	9.792270	12.330279	25.92%	0
2012	8.586035	9.792270	14.05%	2,574
2011	9.272117	8.586035	-7.40%	2,835
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.150775	11.940937	7.09%	14,310
2013	8.631907	11.150775	29.18%	23,715
2012	7.590534	8.631907	13.72%	61,061
2011	7.991427	7.590534	-5.02%	84,347
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	15.910070	15.850825	-0.37%	0
2013	15.295067	15.910070	4.02%	0
2012	13.744141	15.295067	11.28%	0
2011	13.626137	13.744141	0.87%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	18.448978	19.523032	5.82%	0
2013	14.035362	18.448978	31.45%	0
2012	12.226383	14.035362	14.80%	0
2011	12.913599	12.226383	-5.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.439929	11.842857	3.52%	0
2013	8.203888	11.439929	39.45%	0
2012	7.228217	8.203888	13.50%	0
2011	8.421537	7.228217	-14.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.694842	13.629230	7.36%	0
2013	9.431110	12.694842	34.61%	0
2012	8.716239	9.431110	8.20%	0
2011	9.274324	8.716239	-6.02%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.383153	11.555999	1.52%	0
2013	9.049531	11.383153	25.79%	0
2012	8.020096	9.049531	12.84%	0
2011	8.817387	8.020096	-9.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.270381	11.419706	1.32%	33,189
2013	10.117925	11.270381	11.39%	49,682
2012	9.378138	10.117925	7.89%	97,338
2011	9.784267	9.378138	-4.15%	99,650
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.441685	11.637731	1.71%	0
2013	9.713521	11.441685	17.79%	0
2012	8.798734	9.713521	10.40%	0
2011	9.379731	8.798734	-6.19%	35,940
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.724143	10.766117	0.39%	13,655
2013	10.519815	10.724143	1.94%	13,655
2012	10.073777	10.519815	4.43%	16,997
2011	10.224311	10.073777	-1.47%	16,997
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.711962	10.641867	-0.65%	0
2013*	10.000000	10.711962	7.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.849038	10.646625	-1.87%	0
2013*	10.000000	10.849038	8.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.360036	11.540629	1.59%	24,380
2013	9.925920	11.360036	14.45%	24,380
2012	9.092978	9.925920	9.16%	24,380
2011	9.582699	9.092978	-5.11%	24,380
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.394513	11.574734	1.58%	0
2013	9.437511	11.394513	20.74%	0
2012	8.478356	9.437511	11.31%	0
2011	9.154258	8.478356	-7.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.132523	11.256742	1.12%	25,953
2013	10.301326	11.132523	8.07%	27,158
2012	9.636400	10.301326	6.90%	34,048
2011	9.945350	9.636400	-3.11%	34,048

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.915807	11.100905	1.70%	0
2013	11.480446	10.915807	-4.92%	0
2012	10.995300	11.480446	4.41%	0
2011	10.652381	10.995300	3.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.806084	12.029540	1.89%	0
2013	12.406648	11.806084	-4.84%	0
2012	11.922848	12.406648	4.06%	0
2011	11.571816	11.922848	3.03%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	26.915950	24.650136	-8.42%	0
2013	27.587348	26.915950	-2.43%	0
2012	24.274228	27.587348	13.65%	0
2011	32.279918	24.274228	-24.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	10.722229	10.892598	1.59%	0
2013	11.503350	10.722229	-6.79%	0
2012	11.490431	11.503350	0.11%	0
2011	11.026530	11.490431	4.21%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.338150	8.042169	-3.55%	0
2013	7.300507	8.338150	14.21%	0
2012	6.522062	7.300507	11.94%	0
2011	7.459001	6.522062	-12.56%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.414283	8.579975	-8.86%	0
2013	8.007794	9.414283	17.56%	0
2012	6.973251	8.007794	14.84%	0
2011	8.235839	6.973251	-15.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.712143	19.085107	1.99%	0
2013	15.136506	18.712143	23.62%	0
2012	13.443589	15.136506	12.59%	0
2011	14.403505	13.443589	-6.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.980133	14.204463	1.60%	11,017
2013	12.687062	13.980133	10.19%	11,017
2012	11.939486	12.687062	6.26%	12,015
2011	12.181184	11.939486	-1.98%	12,015

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.874871	16.226245	2.21%	0
2013	13.674611	15.874871	16.09%	0
2012	12.540489	13.674611	9.04%	0
2011	13.029542	12.540489	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	11.616088	11.724056	0.93%	0
2013	11.405758	11.616088	1.84%	0
2012	11.163416	11.405758	2.17%	0
2011	11.162915	11.163416	0.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.548432	10.499449	-0.46%	0
2013*	10.000000	10.548432	5.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.635981	10.511971	-1.17%	0
2013*	10.000000	10.635981	6.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.299921	15.633991	2.18%	0
2013	13.503367	15.299921	13.30%	3,152
2012	12.544168	13.503367	7.65%	11,990
2011	12.916590	12.544168	-2.88%	12,069
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.352389	17.693477	1.97%	5,165
2013	14.595190	17.352389	18.89%	5,165
2012	13.207012	14.595190	10.51%	5,165
2011	13.889053	13.207012	-4.91%	5,165
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.523549	13.760797	1.75%	0
2013	12.598066	13.523549	7.35%	940
2012	12.003465	12.598066	4.95%	10,351
2011	12.105103	12.003465	-0.84%	10,267
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.454741	20.518585	5.47%	0
2013	14.693521	19.454741	32.40%	0
2012	12.772553	14.693521	15.04%	0
2011	13.482882	12.772553	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.871717	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.066499	0.66%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	24.831290	26.396106	6.30%	0
2013	19.210569	24.831290	29.26%	0
2012	16.834002	19.210569	14.12%	0
2011	17.779287	16.834002	-5.32%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.488909	8.246977	-2.85%	0
2013	8.737937	8.488909	-2.85%	0
2012	8.994979	8.737937	-2.86%	3,793
2011	9.258116	8.994979	-2.84%	3,218
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	12.427970	12.542678	0.92%	0
2013	12.938064	12.427970	-3.94%	0
2012	11.865073	12.938064	9.04%	4,892
2011	11.570290	11.865073	2.55%	4,685
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.179053	9.755189	-4.16%	0
2013	8.653606	10.179053	17.63%	0
2012	7.711226	8.653606	12.22%	0
2011	8.782268	7.711226	-12.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	14.969125	13.135030	-12.25%	0
2013	12.728730	14.969125	17.60%	0
2012	11.194522	12.728730	13.70%	0
2011	13.785318	11.194522	-18.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.170449	13.023508	7.01%	0
2013	9.319931	12.170449	30.59%	0
2012	8.260656	9.319931	12.82%	0
2011	8.786513	8.260656	-5.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.542710	12.362402	7.10%	0
2013	8.799036	11.542710	31.18%	0
2012	7.702727	8.799036	14.23%	0
2011	8.442670	7.702727	-8.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.949418	13.048257	0.76%	0
2013	9.616516	12.949418	34.66%	0
2012	8.634773	9.616516	11.37%	0
2011	9.301624	8.634773	-7.17%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.805540	15.694895	13.69%	0
2013	10.473569	13.805540	31.81%	0
2012	9.266808	10.473569	13.02%	0
2011	9.764817	9.266808	-5.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	17.482579	17.415366	-0.38%	0
2013	12.500841	17.482579	39.85%	0
2012	11.378629	12.500841	9.86%	0
2011	11.813529	11.378629	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	24.598809	25.514479	3.72%	0
2013	18.082524	24.598809	36.04%	0
2012	15.472463	18.082524	16.87%	0
2011	16.844115	15.472463	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	23.797052	23.247258	-2.31%	0
2013	17.427564	23.797052	36.55%	0
2012	15.569294	17.427564	11.94%	725
2011	17.012454	15.569294	-8.48%	829
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	15.895927	17.267705	8.63%	0
2013	12.510130	15.895927	27.06%	0
2012	11.311622	12.510130	10.60%	0
2011	11.598921	11.311622	-2.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.206939	12.752922	24.94%	0
2013	10.230162	10.206939	-0.23%	0
2012	9.111237	10.230162	12.28%	0
2011	8.835540	9.111237	3.12%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.575821	12.716613	9.85%	0
2013*	10.000000	11.575821	15.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.720476	9.490082	-2.37%	0
2013	9.995108	9.720476	-2.75%	0
2012	9.938892	9.995108	0.57%	2,495
2011	10.098578	9.938892	-1.58%	2,189
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.437573	12.633032	1.57%	0
2013*	10.000000	12.437573	24.38%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.230165	13.590517	-10.77%	0
2013	13.053727	15.230165	16.67%	0
2012	11.238732	13.053727	16.15%	0
2011	13.209555	11.238732	-14.92%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.028901	8.825082	-2.26%	0
2013	9.236800	9.028901	-2.25%	0
2012	9.089877	9.236800	1.62%	2,700
2011	9.328868	9.089877	-2.56%	2,397
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	15.739477	15.821518	0.52%	0
2013	11.109017	15.739477	41.68%	0
2012	10.508677	11.109017	5.71%	0
2011	10.932284	10.508677	-3.87%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.484658	20.894608	7.24%	0
2013	14.575147	19.484658	33.68%	0
2012	13.519376	14.575147	7.81%	0
2011	14.357483	13.519376	-5.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	23.935879	23.731736	-0.85%	0
2013	19.401111	23.935879	23.37%	0
2012	16.512096	19.401111	17.50%	0
2011	18.580115	16.512096	-11.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.798241	9.756156	-0.43%	0
2013	10.122851	9.798241	-3.21%	0
2012*	10.000000	10.122851	1.23%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.938890	-10.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.203163	18.451138	7.25%	0
2013	13.472080	17.203163	27.69%	0
2012	11.892824	13.472080	13.28%	0
2011	12.279621	11.892824	-3.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	25.358854	27.507402	8.47%	0
2013	18.561774	25.358854	36.62%	0
2012	16.238212	18.561774	14.31%	0
2011	17.121673	16.238212	-5.16%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.224540	9.978300	-2.41%	0
2013	10.513011	10.224540	-2.74%	0
2012*	10.000000	10.513011	5.13%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.598402	-4.02%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.170993	10.885287	-2.56%	0
2013	12.306906	11.170993	-9.23%	0
2012	12.039000	12.306906	2.23%	0
2011	11.429278	12.039000	5.33%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.818999	10.589308	-2.12%	0
2013	11.162314	10.818999	-3.08%	0
2012	10.865860	11.162314	2.73%	0
2011	11.072153	10.865860	-1.86%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.020203	10.140324	1.20%	0
2013	10.530350	10.020203	-4.84%	0
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	16.306386	17.541918	7.58%	0
2013	12.370843	16.306386	31.81%	0
2012	10.688998	12.370843	15.73%	0
2011	11.537501	10.688998	-7.35%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.910368	15.314807	-9.44%	0
2013	13.591033	16.910368	24.42%	0
2012	11.475586	13.591033	18.43%	0
2011	14.220012	11.475586	-19.30%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.082740	19.275112	6.59%	0
2013	12.950235	18.082740	39.63%	0
2012	11.670524	12.950235	10.97%	0
2011	14.622378	11.670524	-20.19%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.824299	26.548200	27.49%	0
2013	14.241065	20.824299	46.23%	0
2012	11.190607	14.241065	27.26%	0
2011	10.434476	11.190607	7.25%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	10.592940	11.069639	4.50%	0
2013	10.967350	10.592940	-3.41%	0
2012	10.339372	10.967350	6.07%	0
2011	10.096278	10.339372	2.41%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	18.878789	18.870811	-0.04%	0
2013	21.297721	18.878789	-11.36%	0
2012	18.599135	21.297721	14.51%	0
2011	17.910290	18.599135	3.85%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.344643	8.129553	-21.41%	0
2013	9.633358	10.344643	7.38%	0
2012*	10.000000	9.633358	-3.67%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.220889	8.008162	-21.65%	0
2013	9.538688	10.220889	7.15%	0
2012*	10.000000	9.538688	-4.61%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.337778	20.340202	-4.68%	0
2013	14.619644	21.337778	45.95%	0
2012	13.951489	14.619644	4.79%	0
2011	15.051928	13.951489	-7.31%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.916804	11.046149	1.18%	0
2013	10.044197	10.916804	8.69%	0
2012*	10.000000	10.044197	0.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	17.448954	18.517008	6.12%	0
2013	13.351209	17.448954	30.69%	0
2012	11.728373	13.351209	13.84%	0
2011	11.386684	11.728373	3.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	25.586046	27.066547	5.79%	0
2013	19.144599	25.586046	33.65%	0
2012	16.643736	19.144599	15.03%	0
2011	18.757291	16.643736	-11.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.435992	11.470761	0.30%	0
2013	12.868816	11.435992	-11.13%	0
2012	12.342501	12.868816	4.26%	192
2011	11.374104	12.342501	8.51%	177
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	17.406865	18.986406	9.07%	0
2013	13.231431	17.406865	31.56%	0
2012	11.906175	13.231431	11.13%	0
2011	11.920448	11.906175	-0.12%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	17.939300	20.247793	12.87%	0
2013	14.222297	17.939300	26.14%	0
2012	12.602921	14.222297	12.85%	0
2011	13.088903	12.602921	-3.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.125939	13.981281	-1.02%	0
2013	12.714791	14.125939	11.10%	0
2012	11.908531	12.714791	6.77%	0
2011	12.726738	11.908531	-6.43%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.101825	12.411042	2.56%	0
2013*	10.000000	12.101825	21.02%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.771275	7.71%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	26.126626	26.668193	2.07%	0
2013	19.121166	26.126626	36.64%	169
2012	17.015036	19.121166	12.38%	357
2011	17.424146	17.015036	-2.35%	618
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	17.429806	19.142200	9.82%	0
2013	13.628958	17.429806	27.89%	0
2012	12.155873	13.628958	12.12%	0
2011	12.318544	12.155873	-1.32%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	16.703144	17.488176	4.70%	0
2013	14.236845	16.703144	17.32%	0
2012	13.313342	14.236845	6.94%	0
2011	12.608154	13.313342	5.59%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	15.883708	15.626796	-1.62%	0
2013	11.036136	15.883708	43.92%	0
2012	9.453225	11.036136	16.74%	0
2011	11.327720	9.453225	-16.55%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.803787	-1.96%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.232249	12.677489	-4.19%	0
2013	11.736166	13.232249	12.75%	0
2012	10.985992	11.736166	6.83%	0
2011	11.973018	10.985992	-8.24%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	11.450255	11.508766	0.51%	0
2013	11.704401	11.450255	-2.17%	0
2012	11.014368	11.704401	6.26%	0
2011	11.121056	11.014368	-0.96%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.050190	13.205357	1.19%	0
2013	11.873050	13.050190	9.91%	0
2012	10.959078	11.873050	8.34%	0
2011	11.334103	10.959078	-3.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.481194	13.691759	1.56%	0
2013	12.006485	13.481194	12.28%	0
2012	10.936430	12.006485	9.78%	0
2011	11.403955	10.936430	-4.10%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.048125	14.287732	1.71%	0
2013	11.916377	14.048125	17.89%	0
2012	10.655403	11.916377	11.83%	0
2011	11.292507	10.655403	-5.64%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	17.576855	14.887763	-15.30%	0
2013	14.580958	17.576855	20.55%	0
2012	14.338674	14.580958	1.69%	0
2011	15.576066	14.338674	-7.94%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.019575	17.927334	5.33%	0
2013	13.711921	17.019575	24.12%	0
2012	12.064710	13.711921	13.65%	180
2011	12.343491	12.064710	-2.26%	206
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	17.525097	18.890945	7.79%	0
2013	13.270668	17.525097	32.06%	0
2012	11.947152	13.270668	11.08%	0
2011	12.307210	11.947152	-2.93%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	11.384083	11.674952	2.56%	0
2013	11.971675	11.384083	-4.91%	1,791
2012	11.675825	11.971675	2.53%	3,309
2011	11.233246	11.675825	3.94%	9,286
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	29.515091	30.387682	2.96%	0
2013	22.371455	29.515091	31.93%	0
2012	20.112296	22.371455	11.23%	170
2011	23.233538	20.112296	-13.43%	1,428
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	20.509265	18.262029	-10.96%	0
2013	16.226398	20.509265	26.39%	0
2012	13.882929	16.226398	16.88%	0
2011	17.296388	13.882929	-19.74%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	22.637550	23.412651	3.42%	0
2013	17.907904	22.637550	26.41%	0
2012	14.515358	17.907904	23.37%	0
2011	16.433430	14.515358	-11.67%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.370820	11.355492	-0.13%	0
2013	9.461234	11.370820	20.18%	0
2012	8.448986	9.461234	11.98%	0
2011	8.837094	8.448986	-4.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.116286	13.323774	1.58%	0
2013	11.855154	13.116286	10.64%	0
2012	10.838691	11.855154	9.38%	0
2011	10.901735	10.838691	-0.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	18.653597	19.692633	5.57%	0
2013	14.812665	18.653597	25.93%	0
2012	13.626182	14.812665	8.71%	0
2011	13.238069	13.626182	2.93%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	25.787792	25.182692	-2.35%	0
2013	19.493418	25.787792	32.29%	257
2012	16.958567	19.493418	14.95%	557
2011	18.146501	16.958567	-6.55%	1,066
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.244750	-7.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	20.396982	17.600451	-13.71%	0
2013	17.081961	20.396982	19.41%	0
2012	14.880195	17.081961	14.80%	0
2011	17.147676	14.880195	-13.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.888424	-1.12%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.151133	11.254954	0.93%	0
2013	10.112190	11.151133	10.27%	0
2012*	10.000000	10.112190	1.12%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.800859	9.960074	1.62%	0
2013*	10.000000	9.800859	-1.99%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.673453	10.576889	-9.39%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.522449	15.712031	-4.90%	0
2013	12.898411	16.522449	28.10%	0
2012	10.833279	12.898411	19.06%	0
2011	11.258738	10.833279	-3.78%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.949366	13.600931	5.03%	0
2013	9.539564	12.949366	35.74%	0
2012*	10.000000	9.539564	-4.60%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.287922	12.429012	1.15%	0
2013	9.850780	12.287922	24.74%	0
2012*	10.000000	9.850780	-1.49%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.777766	13.361454	4.57%	0
2013	9.633106	12.777766	32.64%	0
2012*	10.000000	9.633106	-3.67%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.685468	14.428487	-8.01%	0
2013	12.909343	15.685468	21.50%	0
2012	11.156383	12.909343	15.71%	0
2011	12.381207	11.156383	-9.89%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.478556	11.357994	-1.05%	0
2013	10.698059	11.478556	7.30%	0
2012*	10.000000	10.698059	6.98%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.565398	13.161138	4.74%	0
2013	9.958961	12.565398	26.17%	0
2012*	10.000000	9.958961	-0.41%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	17.952076	18.867567	5.10%	0
2013	15.432076	17.952076	16.33%	0
2012	14.019004	15.432076	10.08%	0
2011	14.243755	14.019004	-1.58%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	22.236425	23.419913	5.32%	0
2013	17.496299	22.236425	27.09%	0
2012	14.548767	17.496299	20.26%	0
2011	16.100090	14.548767	-9.64%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.950277	13.750210	6.18%	0
2013	9.850573	12.950277	31.47%	0
2012*	10.000000	9.850573	-1.49%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	27.520647	23.488230	-14.65%	0
2013	24.800460	27.520647	10.97%	0
2012	22.568426	24.800460	9.89%	0
2011	34.350421	22.568426	-34.30%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.350477	-6.50%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.873327	12.461238	-10.18%	0
2013	10.117195	13.873327	37.13%	0
2012*	10.000000	10.117195	1.17%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.483269	21.918476	7.01%	0
2013	15.556961	20.483269	31.67%	875
2012	13.826635	15.556961	12.51%	1,725
2011	14.305464	13.826635	-3.35%	3,265
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.149367	13.894660	-1.80%	0
2013	11.416695	14.149367	23.94%	0
2012	10.142571	11.416695	12.56%	0
2011	10.633931	10.142571	-4.62%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.468766	13.444038	7.82%	0
2013	9.922733	12.468766	25.66%	0
2012	8.981999	9.922733	10.47%	0
2011*	10.000000	8.981999	-10.18%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.746633	20.559926	9.67%	0
2013	14.662300	18.746633	27.86%	0
2012	13.195095	14.662300	11.12%	583
2011	13.522605	13.195095	-2.42%	3,880
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.498958	12.742142	1.95%	13,215
2013	10.440945	12.498958	19.71%	14,856
2012	9.292925	10.440945	12.35%	21,182
2011	9.481762	9.292925	-1.99%	21,635

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.031886	10.225941	1.93%	11,640
2013	10.604466	10.031886	-5.40%	13,341
2012	10.405173	10.604466	1.92%	17,397
2011	10.134927	10.405173	2.67%	16,431
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.629424	13.477080	-1.12%	0
2013	10.911161	13.629424	24.91%	0
2012	9.204715	10.911161	18.54%	311
2011	10.452221	9.204715	-11.94%	1,594
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.281727	12.887549	4.93%	0
2013	9.758731	12.281727	25.85%	0
2012	8.561046	9.758731	13.99%	642
2011	9.249882	8.561046	-7.45%	3,971
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.112581	11.893910	7.03%	10,990
2013	8.606762	11.112581	29.11%	13,600
2012	7.572329	8.606762	13.66%	22,193
2011	7.976347	7.572329	-5.07%	22,841
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	15.823001	15.755967	-0.42%	0
2013	15.219184	15.823001	3.97%	0
2012	13.683000	15.219184	11.23%	0
2011	13.572473	13.683000	0.81%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	18.347900	19.406089	5.77%	0
2013	13.965651	18.347900	31.38%	366
2012	12.171939	13.965651	14.74%	849
2011	12.862705	12.171939	-5.37%	1,509
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.406604	11.802286	3.47%	0
2013	8.184199	11.406604	39.37%	0
2012	7.214584	8.184199	13.44%	0
2011	8.409970	7.214584	-14.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.657874	13.582555	7.31%	0
2013	9.408475	12.657874	34.54%	1,402
2012	8.699807	9.408475	8.15%	2,887
2011	9.261589	8.699807	-6.07%	5,071

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.349973	11.516396	1.47%	0
2013	9.027796	11.349973	25.72%	0
2012	8.004965	9.027796	12.78%	0
2011	8.805257	8.004965	-9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.237499	11.380523	1.27%	0
2013	10.093594	11.237499	11.33%	0
2012	9.360421	10.093594	7.83%	0
2011	9.770807	9.360421	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.408379	11.597896	1.66%	0
2013	9.690227	11.408379	17.73%	0
2012	8.782162	9.690227	10.34%	0
2011	9.366872	8.782162	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.692896	10.729227	0.34%	0
2013	10.494561	10.692896	1.89%	0
2012	10.054784	10.494561	4.37%	0
2011	10.210283	10.054784	-1.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.708277	10.632723	-0.71%	0
2013*	10.000000	10.708277	7.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.845305	10.637489	-1.92%	0
2013*	10.000000	10.845305	8.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.326913	11.501056	1.54%	0
2013	9.902073	11.326913	14.39%	0
2012	9.075816	9.902073	9.10%	0
2011	9.569532	9.075816	-5.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.361262	11.535018	1.53%	0
2013	9.414815	11.361262	20.67%	0
2012	8.462339	9.414815	11.26%	0
2011	9.141654	8.462339	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.100119	11.218199	1.06%	0
2013	10.276631	11.100119	8.01%	12,408
2012	9.618253	10.276631	6.85%	12,408
2011	9.931725	9.618253	-3.16%	12,408

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.883989	11.062851	1.64%	0
2013	11.452872	10.883989	-4.97%	1,128
2012	10.974559	11.452872	4.36%	952
2011	10.637758	10.974559	3.17%	1,380
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.771691	11.988317	1.84%	0
2013	12.376886	11.771691	-4.89%	0
2012	11.900381	12.376886	4.00%	0
2011	11.555938	11.900381	2.98%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	26.768559	24.502535	-8.47%	0
2013	27.450406	26.768559	-2.48%	0
2012	24.166197	27.450406	13.59%	0
2011	32.152789	24.166197	-24.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	10.663541	10.827398	1.54%	0
2013	11.446279	10.663541	-6.84%	1,329
2012	11.439325	11.446279	0.06%	2,181
2011	10.983118	11.439325	4.15%	3,479
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.313853	8.014610	-3.60%	0
2013	7.282982	8.313853	14.15%	0
2012	6.509759	7.282982	11.88%	0
2011	7.448760	6.509759	-12.61%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.377179	8.541755	-8.91%	0
2013	7.980333	9.377179	17.50%	0
2012	6.952919	7.980333	14.78%	0
2011	8.216055	6.952919	-15.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.609670	18.970816	1.94%	0
2013	15.061351	18.609670	23.56%	0
2012	13.383732	15.061351	12.53%	2,960
2011	14.346743	13.383732	-6.71%	4,387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.946559	14.163056	1.55%	3,682
2013	12.663108	13.946559	10.14%	3,682
2012	11.923100	12.663108	6.21%	9,810
2011	12.170723	11.923100	-2.03%	73,155

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.836786	16.178990	2.16%	0
2013	13.648824	15.836786	16.03%	0
2012	12.523301	13.648824	8.99%	0
2011	13.018358	12.523301	-3.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	11.552465	11.653847	0.88%	0
2013	11.349123	11.552465	1.79%	0
2012	11.113717	11.349123	2.12%	0
2011	11.118923	11.113717	-0.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.544810	10.490452	-0.52%	0
2013*	10.000000	10.544810	5.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.632334	10.502950	-1.22%	0
2013*	10.000000	10.632334	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.216139	15.540379	2.13%	31,257
2013	13.436334	15.216139	13.25%	30,369
2012	12.488329	13.436334	7.59%	31,012
2011	12.865699	12.488329	-2.93%	25,290
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.257369	17.587545	1.91%	8,115
2013	14.522736	17.257369	18.83%	8,115
2012	13.148235	14.522736	10.45%	13,103
2011	13.834352	13.148235	-4.96%	23,769
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.449508	13.678417	1.70%	0
2013	12.535527	13.449508	7.29%	12,050
2012	11.950049	12.535527	4.90%	10,121
2011	12.057428	11.950049	-0.89%	21,209
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.408094	20.458838	5.41%	0
2013	14.665830	19.408094	32.34%	0
2012	12.755052	14.665830	14.98%	0
2011	13.471332	12.755052	-5.32%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.869352	-1.31%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.064079	0.64%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	24.695321	26.238050	6.25%	0
2013	19.115213	24.695321	29.19%	0
2012	16.759076	19.115213	14.06%	0
2011	17.709243	16.759076	-5.37%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.441332	8.196538	-2.90%	0
2013	8.693441	8.441332	-2.90%	0
2012	8.953798	8.693441	-2.91%	382
2011	9.220462	8.953798	-2.89%	1,971
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	12.359879	12.467540	0.87%	0
2013	12.873812	12.359879	-3.99%	0
2012	11.812243	12.873812	8.99%	0
2011	11.524698	11.812243	2.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.149421	9.721787	-4.21%	0
2013	8.632848	10.149421	17.57%	1,909
2012	7.696693	8.632848	12.16%	3,981
2011	8.770226	7.696693	-12.24%	6,696
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	14.887159	13.056372	-12.30%	0
2013	12.665540	14.887159	17.54%	0
2012	11.144702	12.665540	13.65%	0
2011	13.731036	11.144702	-18.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.135011	12.978907	6.95%	0
2013	9.297566	12.135011	30.52%	556
2012	8.245085	9.297566	12.76%	1,358
2011	8.774456	8.245085	-6.03%	2,476
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.509066	12.320023	7.05%	0
2013	8.777907	11.509066	31.11%	0
2012	7.688200	8.777907	14.17%	0
2011	8.431081	7.688200	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.911677	13.003530	0.71%	0
2013	9.593417	12.911677	34.59%	674
2012	8.618481	9.593417	11.31%	1,686
2011	9.288845	8.618481	-7.22%	3,083

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.765312	15.641116	13.63%	0
2013	10.448424	13.765312	31.75%	954
2012	9.249337	10.448424	12.96%	2,331
2011	9.751416	9.249337	-5.15%	4,063
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	17.386808	17.311050	-0.44%	0
2013	12.438758	17.386808	39.78%	0
2012	11.327964	12.438758	9.81%	0
2011	11.766965	11.327964	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	24.464109	25.361690	3.67%	0
2013	17.992753	24.464109	35.97%	0
2012	15.403592	17.992753	16.81%	53
2011	16.777758	15.403592	-8.19%	64
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	23.666716	23.108030	-2.36%	0
2013	17.341029	23.666716	36.48%	0
2012	15.499985	17.341029	11.88%	84
2011	16.945440	15.499985	-8.53%	687
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	15.808910	17.164345	8.57%	0
2013	12.448042	15.808910	27.00%	1,258
2012	11.261292	12.448042	10.54%	2,324
2011	11.553244	11.261292	-2.53%	4,074
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.177146	12.709160	24.88%	0
2013	10.205554	10.177146	-0.28%	0
2012	9.094012	10.205554	12.22%	0
2011	8.823372	9.094012	3.07%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.571839	12.705694	9.80%	0
2013*	10.000000	11.571839	15.72%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.692167	9.457573	-2.42%	0
2013	9.971131	9.692167	-2.80%	0
2012	9.920175	9.971131	0.51%	573
2011	10.084728	9.920175	-1.63%	2,614
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.433297	12.622190	1.52%	0
2013*	10.000000	12.433297	24.33%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.193637	13.550937	-10.81%	0
2013	13.029123	15.193637	16.61%	1,271
2012	11.223325	13.029123	16.09%	2,736
2011	13.198232	11.223325	-14.96%	4,622
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	8.979433	8.772210	-2.31%	0
2013	9.190931	8.979433	-2.30%	0
2012	9.049401	9.190931	1.56%	0
2011	9.292097	9.049401	-2.61%	607
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	15.653268	15.726746	0.47%	0
2013	11.053852	15.653268	41.61%	0
2012	10.461895	11.053852	5.66%	0
2011	10.889210	10.461895	-3.92%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.377985	20.769522	7.18%	0
2013	14.502811	19.377985	33.62%	0
2012	13.459233	14.502811	7.75%	0
2011	14.300964	13.459233	-5.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	23.804799	23.589628	-0.90%	0
2013	19.304791	23.804799	23.31%	0
2012	16.438583	19.304791	17.44%	0
2011	18.506920	16.438583	-11.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.792278	9.745189	-0.48%	0
2013	10.121911	9.792278	-3.26%	0
2012*	10.000000	10.121911	1.22%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.935811	-10.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.108969	18.340665	7.20%	0
2013	13.405208	17.108969	27.63%	1,175
2012	11.839902	13.405208	13.22%	2,232
2011	12.231258	11.839902	-3.20%	4,105
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	25.220008	27.342714	8.42%	0
2013	18.469647	25.220008	36.55%	0
2012	16.165951	18.469647	14.25%	0
2011	17.054243	16.165951	-5.21%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.215768	9.964617	-2.46%	0
2013	10.509407	10.215768	-2.79%	0
2012*	10.000000	10.509407	5.09%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.595086	-4.05%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.144180	10.853564	-2.61%	0
2013	12.283684	11.144180	-9.28%	0
2012	12.022486	12.283684	2.17%	0
2011	11.419466	12.022486	5.28%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.793047	10.558465	-2.17%	0
2013	11.141266	10.793047	-3.13%	760
2012	10.850965	11.141266	2.68%	1,208
2011	11.062643	10.850965	-1.91%	1,765
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.006464	10.121201	1.15%	0
2013	10.521328	10.006464	-4.89%	0
2012	9.896208	10.521328	6.32%	0
2011*	10.000000	9.896208	-1.04%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	16.217101	17.436892	7.52%	0
2013	12.309439	16.217101	31.75%	0
2012	10.641426	12.309439	15.67%	0
2011	11.492056	10.641426	-7.40%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.817740	15.223080	-9.48%	0
2013	13.523539	16.817740	24.36%	0
2012	11.424500	13.523539	18.37%	0
2011	14.163989	11.424500	-19.34%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	17.983694	19.159664	6.54%	0
2013	12.885920	17.983694	39.56%	0
2012	11.618559	12.885920	10.91%	0
2011	14.564768	11.618559	-20.23%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.785083	26.484581	27.42%	0
2013	14.221562	20.785083	46.15%	0
2012	11.181048	14.221562	27.19%	0
2011	10.430925	11.181048	7.19%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	10.534908	11.003339	4.45%	0
2013	10.912885	10.534908	-3.46%	0
2012	10.293348	10.912885	6.02%	0
2011	10.056502	10.293348	2.36%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	18.772199	18.754611	-0.09%	0
2013	21.188379	18.772199	-11.40%	0
2012	18.513195	21.188379	14.45%	0
2011	17.836684	18.513195	3.79%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.335762	8.118390	-21.45%	0
2013	9.630041	10.335762	7.33%	0
2012*	10.000000	9.630041	-3.70%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.212105	7.997153	-21.69%	0
2013	9.535411	10.212105	7.10%	0
2012*	10.000000	9.535411	-4.65%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.237716	20.234388	-4.72%	0
2013	14.558575	21.237716	45.88%	0
2012	13.900389	14.558575	4.74%	0
2011	15.004507	13.900389	-7.36%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.898090	11.015857	1.08%	0
2013	10.037305	10.898090	8.58%	0
2012*	10.000000	10.037305	0.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	17.258192	18.295699	6.01%	0
2013	13.218840	17.258192	30.56%	0
2012	11.624079	13.218840	13.72%	0
2011	11.297040	11.624079	2.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	25.306276	26.743023	5.68%	0
2013	18.954769	25.306276	33.51%	0
2012	16.495727	18.954769	14.91%	0
2011	18.609632	16.495727	-11.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.307104	11.329801	0.20%	0
2013	12.736916	11.307104	-11.23%	0
2012	12.228608	12.736916	4.16%	0
2011	11.280726	12.228608	8.40%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	17.216604	18.759547	8.96%	0
2013	13.100284	17.216604	31.42%	0
2012	11.800335	13.100284	11.02%	0
2011	11.826631	11.800335	-0.22%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	17.779821	20.047135	12.75%	0
2013	14.110382	17.779821	26.01%	0
2012	12.516667	14.110382	12.73%	0
2011	13.012718	12.516667	-3.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.058217	13.899916	-1.13%	0
2013	12.666872	14.058217	10.98%	0
2012	11.875898	12.666872	6.66%	0
2011	12.704915	11.875898	-6.53%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.093499	12.389729	2.45%	0
2013*	10.000000	12.093499	20.93%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.763861	7.64%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	25.841047	26.349524	1.97%	0
2013	18.931646	25.841047	36.50%	0
2012	16.863795	18.931646	12.26%	0
2011	17.287045	16.863795	-2.45%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	17.239232	18.913405	9.71%	0
2013	13.493826	17.239232	27.76%	0
2012	12.047790	13.493826	12.00%	0
2011	12.221573	12.047790	-1.42%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	16.520562	17.279187	4.59%	0
2013	14.095727	16.520562	17.20%	0
2012	13.195006	14.095727	6.83%	0
2011	12.508938	13.195006	5.48%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	15.710022	15.439996	-1.72%	0
2013	10.926695	15.710022	43.78%	0
2012	9.369151	10.926695	16.62%	0
2011	11.238531	9.369151	-16.63%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.797012	-2.03%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.087598	12.525992	-4.29%	0
2013	11.619832	13.087598	12.63%	0
2012	10.888328	11.619832	6.72%	0
2011	11.878799	10.888328	-8.34%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	11.325070	11.371231	0.41%	0
2013	11.588379	11.325070	-2.27%	0
2012	10.916466	11.588379	6.16%	0
2011	11.033547	10.916466	-1.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	12.934173	13.074475	1.08%	0
2013	11.779629	12.934173	9.80%	0
2012	10.884083	11.779629	8.23%	0
2011	11.268121	10.884083	-3.41%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.361387	13.556107	1.46%	0
2013	11.912047	13.361387	12.17%	0
2012	10.861630	11.912047	9.67%	0
2011	11.337599	10.861630	-4.20%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	13.923269	14.146156	1.60%	0
2013	11.822631	13.923269	17.77%	0
2012	10.582497	11.822631	11.72%	0
2011	11.226772	10.582497	-5.74%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	17.420552	14.740147	-15.39%	0
2013	14.466196	17.420552	20.42%	0
2012	14.240523	14.466196	1.58%	0
2011	15.485365	14.240523	-8.04%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	16.833538	17.713127	5.23%	0
2013	13.576009	16.833538	23.99%	0
2012	11.957468	13.576009	13.54%	0
2011	12.246364	11.957468	-2.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	17.333519	18.665200	7.68%	0
2013	13.139121	17.333519	31.92%	0
2012	11.840944	13.139121	10.96%	0
2011	12.210356	11.840944	-3.03%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	11.259619	11.535407	2.45%	0
2013	11.852990	11.259619	-5.01%	0
2012	11.572018	11.852990	2.43%	0
2011	11.144821	11.572018	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	29.192498	30.024590	2.85%	0
2013	22.149732	29.192498	31.80%	0
2012	19.933533	22.149732	11.12%	0
2011	23.050741	19.933533	-13.52%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	20.285045	18.043771	-11.05%	0
2013	16.065525	20.285045	26.26%	0
2012	13.759489	16.065525	16.76%	0
2011	17.160261	13.759489	-19.82%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	22.390040	23.132807	3.32%	0
2013	17.730361	22.390040	26.28%	0
2012	14.386311	17.730361	23.24%	0
2011	16.304096	14.386311	-11.76%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.304578	11.277708	-0.24%	0
2013	9.415818	11.304578	20.06%	0
2012	8.417115	9.415818	11.87%	0
2011	8.812826	8.417115	-4.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.013073	13.205310	1.48%	0
2013	11.773984	13.013073	10.52%	0
2012	10.775611	11.773984	9.27%	0
2011	10.849443	10.775611	-0.68%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	18.449684	19.457307	5.46%	0
2013	14.665828	18.449684	25.80%	0
2012	13.505040	14.665828	8.60%	0
2011	13.133889	13.505040	2.83%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	25.505883	24.881733	-2.45%	0
2013	19.300186	25.505883	32.15%	0
2012	16.807809	19.300186	14.83%	0
2011	18.003687	16.807809	-6.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.238363	-7.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	20.173998	17.390097	-13.80%	0
2013	16.912625	20.173998	19.28%	0
2012	14.747900	16.912625	14.68%	0
2011	17.012726	14.747900	-13.31%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.881585	-1.18%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.132002	11.224072	0.83%	0
2013	10.105243	11.132002	10.16%	0
2012*	10.000000	10.105243	1.05%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.794116	9.942975	1.52%	0
2013*	10.000000	9.794116	-2.06%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.635428	10.531578	-9.49%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.468691	15.644768	-5.00%	0
2013	12.869688	16.468691	27.96%	0
2012	10.820323	12.869688	18.94%	0
2011	11.256837	10.820323	-3.88%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.927020	13.563480	4.92%	0
2013	9.532907	12.927020	35.60%	0
2012*	10.000000	9.532907	-4.67%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.266847	12.394919	1.04%	0
2013	9.844013	12.266847	24.61%	0
2012*	10.000000	9.844013	-1.56%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.755702	13.324648	4.46%	0
2013	9.626380	12.755702	32.51%	0
2012*	10.000000	9.626380	-3.74%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.610230	14.344475	-8.11%	0
2013	12.860651	15.610230	21.38%	0
2012	11.125782	12.860651	15.59%	0
2011	12.359962	11.125782	-9.99%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.458870	11.326832	-1.15%	0
2013	10.690714	11.458870	7.19%	0
2012*	10.000000	10.690714	6.91%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.543833	13.125019	4.63%	0
2013	9.952114	12.543833	26.04%	0
2012*	10.000000	9.952114	-0.48%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	17.755849	18.642116	4.99%	0
2013	15.279115	17.755849	16.21%	0
2012	13.894395	15.279115	9.97%	0
2011	14.131672	13.894395	-1.68%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	21.993343	23.140039	5.21%	0
2013	17.322864	21.993343	26.96%	0
2012	14.419423	17.322864	20.14%	0
2011	15.973370	14.419423	-9.73%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.927913	13.712332	6.07%	0
2013	9.843691	12.927913	31.33%	0
2012*	10.000000	9.843691	-1.56%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	27.219707	23.207427	-14.74%	0
2013	24.554547	27.219707	10.85%	0
2012	22.367761	24.554547	9.78%	0
2011	34.080093	22.367761	-34.37%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.344028	-6.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.849544	12.427060	-10.27%	0
2013	10.110253	13.849544	36.99%	0
2012*	10.000000	10.110253	1.10%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.259305	21.656497	6.90%	0
2013	15.402713	20.259305	31.53%	0
2012	13.703693	15.402713	12.40%	0
2011	14.192863	13.703693	-3.45%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.096094	13.828085	-1.90%	0
2013	11.385418	14.096094	23.81%	0
2012	10.125233	11.385418	12.45%	0
2011	10.626680	10.125233	-4.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.434586	13.393393	7.71%	0
2013	9.905728	12.434586	25.53%	0
2012	8.975869	9.905728	10.36%	0
2011*	10.000000	8.975869	-10.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.656728	20.440262	9.56%	0
2013	14.607016	18.656728	27.72%	0
2012	13.158923	14.607016	11.00%	0
2011	13.499407	13.158923	-2.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.400494	12.628742	1.84%	0
2013	10.369372	12.400494	19.59%	0
2012	9.238780	10.369372	12.24%	0
2011	9.436223	9.238780	-2.09%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	9.952899	10.134970	1.83%	0
2013	10.531816	9.952899	-5.50%	0
2012	10.344579	10.531816	1.81%	0
2011	10.086265	10.344579	2.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.522162	13.357236	-1.22%	0
2013	10.836445	13.522162	24.78%	0
2012	9.151124	10.836445	18.42%	0
2011	10.402077	9.151124	-12.03%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.185059	12.772956	4.82%	0
2013	9.691899	12.185059	25.72%	0
2012	8.511195	9.691899	13.87%	0
2011	9.205474	8.511195	-7.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.036446	11.800261	6.92%	0
2013	8.556596	11.036446	28.98%	0
2012	7.535974	8.556596	13.54%	0
2011	7.946223	7.535974	-5.16%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	15.650022	15.567676	-0.53%	0
2013	15.068328	15.650022	3.86%	0
2012	13.561371	15.068328	11.11%	0
2011	13.465663	13.561371	0.71%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	18.147328	19.174170	5.66%	0
2013	13.827213	18.147328	31.24%	0
2012	12.063735	13.827213	14.62%	0
2011	12.761480	12.063735	-5.47%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.340145	11.721432	3.36%	0
2013	8.144895	11.340145	39.23%	0
2012	7.187363	8.144895	13.32%	0
2011	8.386869	7.187363	-14.30%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.584126	13.489503	7.19%	0
2013	9.363301	12.584126	34.40%	0
2012	8.666985	9.363301	8.03%	0
2011	9.236146	8.666985	-6.16%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.283888	11.437545	1.36%	0
2013	8.984481	11.283888	25.59%	0
2012	7.974785	8.984481	12.66%	0
2011	8.781108	7.974785	-9.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.172090	11.302639	1.17%	0
2013	10.045184	11.172090	11.22%	0
2012	9.325153	10.045184	7.72%	0
2011	9.743993	9.325153	-4.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.341922	11.518452	1.56%	0
2013	9.643708	11.341922	17.61%	0
2012	8.749042	9.643708	10.23%	0
2011	9.341152	8.749042	-6.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.630634	10.655766	0.24%	0
2013	10.444219	10.630634	1.78%	0
2012	10.016904	10.444219	4.27%	0
2011	10.182276	10.016904	-1.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.700906	10.614463	-0.81%	0
2013*	10.000000	10.700906	7.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.837841	10.619213	-2.02%	0
2013*	10.000000	10.837841	8.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.260973	11.422324	1.43%	0
2013	9.854584	11.260973	14.27%	0
2012	9.041621	9.854584	8.99%	0
2011	9.543286	9.041621	-5.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.295107	11.456032	1.42%	0
2013	9.369661	11.295107	20.55%	0
2012	8.430455	9.369661	11.14%	0
2011	9.116593	8.430455	-7.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.035497	11.141411	0.96%	0
2013	10.227334	11.035497	7.90%	0
2012	9.582006	10.227334	6.73%	0
2011	9.904468	9.582006	-3.26%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.820644	10.987144	1.54%	0
2013	11.397967	10.820644	-5.07%	0
2012	10.933226	11.397967	4.25%	0
2011	10.608581	10.933226	3.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.703180	11.906262	1.74%	0
2013	12.317539	11.703180	-4.99%	0
2012	11.855566	12.317539	3.90%	0
2011	11.524255	11.855566	2.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	26.475931	24.209687	-8.56%	0
2013	27.178323	26.475931	-2.58%	0
2012	23.951396	27.178323	13.47%	0
2011	31.899833	23.951396	-24.92%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	10.546966	10.698015	1.43%	0
2013	11.332825	10.546966	-6.93%	0
2012	11.337645	11.332825	-0.04%	0
2011	10.896685	11.337645	4.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.265458	7.959735	-3.70%	0
2013	7.248043	8.265458	14.04%	0
2012	6.485227	7.248043	11.76%	0
2011	7.428336	6.485227	-12.70%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.303329	8.465762	-9.00%	0
2013	7.925639	9.303329	17.38%	0
2012	6.912407	7.925639	14.66%	0
2011	8.176599	6.912407	-15.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.406248	18.744126	1.84%	0
2013	14.912064	18.406248	23.43%	6,816
2012	13.264769	14.912064	12.42%	6,816
2011	14.233857	13.264769	-6.81%	6,816
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.879695	14.080622	1.45%	0
2013	12.615384	13.879695	10.02%	0
2012	11.890428	12.615384	6.10%	0
2011	12.149850	11.890428	-2.14%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.760844	16.084825	2.06%	0
2013	13.597372	15.760844	15.91%	0
2012	12.488972	13.597372	8.88%	0
2011	12.996027	12.488972	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	11.426214	11.514615	0.77%	0
2013	11.236665	11.426214	1.69%	0
2012	11.014966	11.236665	2.01%	0
2011	11.031459	11.014966	-0.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.537541	10.472416	-0.62%	0
2013*	10.000000	10.537541	5.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.625011	10.484909	-1.32%	0
2013*	10.000000	10.625011	6.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.049793	15.354651	2.03%	0
2013	13.303145	15.049793	13.13%	0
2012	12.377314	13.303145	7.48%	0
2011	12.764449	12.377314	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.068709	17.377351	1.81%	0
2013	14.378780	17.068709	18.71%	0
2012	13.031349	14.378780	10.34%	0
2011	13.725470	13.031349	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.302470	13.514950	1.60%	0
2013	12.411272	13.302470	7.18%	0
2012	11.843812	12.411272	4.79%	0
2011	11.962522	11.843812	-0.99%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.315021	20.339767	5.31%	0
2013	14.610546	19.315021	32.20%	0
2012	12.720100	14.610546	14.86%	0
2011	13.448232	12.720100	-5.41%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.864605	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.059252	0.59%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	24.425298	25.924431	6.14%	0
2013	18.925689	24.425298	29.06%	0
2012	16.610069	18.925689	13.94%	0
2011	17.569856	16.610069	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.346928	8.096524	-3.00%	0
2013	8.605080	8.346928	-3.00%	0
2012	8.871955	8.605080	-3.01%	0
2011	9.145574	8.871955	-2.99%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	12.224811	12.318596	0.77%	0
2013	12.746263	12.224811	-4.09%	0
2012	11.707295	12.746263	8.87%	0
2011	11.434048	11.707295	2.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.090308	9.655193	-4.31%	0
2013	8.591409	10.090308	17.45%	0
2012	7.667667	8.591409	12.05%	0
2011	8.746157	7.667667	-12.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	14.724321	12.900254	-12.39%	0
2013	12.539913	14.724321	17.42%	0
2012	11.045561	12.539913	13.53%	0
2011	13.622918	11.045561	-18.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.064346	12.890036	6.84%	0
2013	9.252936	12.064346	30.38%	0
2012	8.213980	9.252936	12.65%	0
2011	8.750361	8.213980	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.442029	12.235645	6.94%	0
2013	8.735768	11.442029	30.98%	0
2012	7.659199	8.735768	14.06%	0
2011	8.407919	7.659199	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.836513	12.914506	0.61%	0
2013	9.547400	12.836513	34.45%	0
2012	8.586006	9.547400	11.20%	0
2011	9.263366	8.586006	-7.31%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.685181	15.534055	13.51%	0
2013	10.398302	13.685181	31.61%	0
2012	9.214466	10.398302	12.85%	0
2011	9.724644	9.214466	-5.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	17.196692	17.104127	-0.54%	0
2013	12.315415	17.196692	39.64%	0
2012	11.227225	12.315415	9.69%	0
2011	11.674327	11.227225	-3.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	24.196598	25.058549	3.56%	0
2013	17.814319	24.196598	35.83%	0
2012	15.266588	17.814319	16.69%	0
2011	16.645645	15.266588	-8.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	23.408008	22.831888	-2.46%	0
2013	17.169135	23.408008	36.34%	0
2012	15.362191	17.169135	11.76%	0
2011	16.812085	15.362191	-8.62%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	15.636081	16.959208	8.46%	0
2013	12.324642	15.636081	26.87%	0
2012	11.161182	12.324642	10.42%	0
2011	11.462321	11.161182	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.117831	12.622094	24.75%	0
2013	10.156538	10.117831	-0.38%	0
2012	9.059685	10.156538	12.11%	0
2011	8.799103	9.059685	2.96%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.563875	12.683872	9.69%	0
2013*	10.000000	11.563875	15.64%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.635733	9.392823	-2.52%	0
2013	9.923297	9.635733	-2.90%	0
2012	9.882782	9.923297	0.41%	0
2011	10.057043	9.882782	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.424757	12.600530	1.41%	0
2013*	10.000000	12.424757	24.25%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.120708	13.471998	-10.90%	0
2013	12.979956	15.120708	16.49%	0
2012	11.192538	12.979956	15.97%	0
2011	13.175588	11.192538	-15.05%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	8.881243	8.667344	-2.41%	0
2013	9.099805	8.881243	-2.40%	0
2012	8.968938	9.099805	1.46%	0
2011	9.218946	8.968938	-2.71%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	15.482140	15.538792	0.37%	0
2013	10.944272	15.482140	41.46%	0
2012	10.368886	10.944272	5.55%	0
2011	10.803509	10.368886	-4.02%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.166097	20.521265	7.07%	0
2013	14.359005	19.166097	33.48%	0
2012	13.339546	14.359005	7.64%	0
2011	14.188375	13.339546	-5.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	23.544570	23.307716	-1.01%	0
2013	19.113433	23.544570	23.18%	0
2012	16.292457	19.113433	17.31%	0
2011	18.361296	16.292457	-11.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.780383	9.723338	-0.58%	0
2013	10.120033	9.780383	-3.36%	0
2012*	10.000000	10.120033	1.20%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.929655	-10.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	16.921947	18.121509	7.09%	0
2013	13.272330	16.921947	27.50%	0
2012	11.734648	13.272330	13.10%	0
2011	12.134987	11.734648	-3.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	24.944267	27.015914	8.31%	0
2013	18.286519	24.944267	36.41%	0
2012	16.022203	18.286519	14.13%	0
2011	16.919993	16.022203	-5.31%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.198235	9.937255	-2.56%	0
2013	10.502179	10.198235	-2.89%	0
2012*	10.000000	10.502179	5.02%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.588452	-4.12%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.090707	10.790365	-2.71%	0
2013	12.237338	11.090707	-9.37%	0
2012	11.989512	12.237338	2.07%	0
2011	11.399854	11.989512	5.17%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.741237	10.496959	-2.27%	0
2013	11.099224	10.741237	-3.23%	0
2012	10.821193	11.099224	2.57%	0
2011	11.043642	10.821193	-2.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.979009	10.083037	1.04%	0
2013	10.503282	9.979009	-4.99%	0
2012	9.889448	10.503282	6.21%	0
2011*	10.000000	9.889448	-1.11%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	16.039762	17.228453	7.41%	0
2013	12.187364	16.039762	31.61%	0
2012	10.546787	12.187364	15.56%	0
2011	11.401579	10.546787	-7.50%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.633889	15.041140	-9.58%	0
2013	13.389484	16.633889	24.23%	0
2012	11.322939	13.389484	18.25%	0
2011	14.052526	11.322939	-19.42%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	17.787101	18.930699	6.43%	0
2013	12.758177	17.787101	39.42%	0
2012	11.515266	12.758177	10.79%	0
2011	14.450146	11.515266	-20.31%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.706840	26.357737	27.29%	0
2013	14.182607	20.706840	46.00%	0
2012	11.161944	14.182607	27.06%	0
2011	10.423804	11.161944	7.08%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	10.419751	10.871845	4.34%	0
2013	10.804720	10.419751	-3.56%	0
2012	10.201843	10.804720	5.91%	0
2011	9.977353	10.201843	2.25%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	18.560654	18.524154	-0.20%	0
2013	20.971214	18.560654	-11.49%	0
2012	18.342377	20.971214	14.33%	0
2011	17.690276	18.342377	3.69%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.317992	8.096059	-21.53%	0
2013	9.623397	10.317992	7.22%	0
2012*	10.000000	9.623397	-3.77%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.194580	7.975181	-21.77%	0
2013	9.528859	10.194580	6.99%	0
2012*	10.000000	9.528859	-4.71%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.038947	20.024360	-4.82%	0
2013	14.437159	21.038947	45.73%	0
2012	13.798704	14.437159	4.63%	0
2011	14.910083	13.798704	-7.45%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.888733	11.000729	1.03%	0
2013	10.033863	10.888733	8.52%	0
2012*	10.000000	10.033863	0.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	17.163527	18.185978	5.96%	0
2013	13.153120	17.163527	30.49%	0
2012	11.572259	13.153120	13.66%	0
2011	11.252467	11.572259	2.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	25.167484	26.582638	5.62%	0
2013	18.860524	25.167484	33.44%	0
2012	16.422199	18.860524	14.85%	0
2011	18.536235	16.422199	-11.40%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.243180	11.259939	0.15%	0
2013	12.671435	11.243180	-11.27%	0
2012	12.172033	12.671435	4.10%	0
2011	11.234303	12.172033	8.35%	772
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	17.122173	18.647045	8.91%	0
2013	13.035142	17.122173	31.35%	0
2012	11.747728	13.035142	10.96%	0
2011	11.779962	11.747728	-0.27%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	17.700579	19.947499	12.69%	0
2013	14.054728	17.700579	25.94%	0
2012	12.473759	14.054728	12.67%	0
2011	12.974779	12.473759	-3.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.024408	13.859339	-1.18%	0
2013	12.642927	14.024408	10.93%	0
2012	11.859585	12.642927	6.61%	0
2011	12.693995	11.859585	-6.57%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.089331	12.379083	2.40%	0
2013*	10.000000	12.089331	20.89%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.760147	7.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	25.699309	26.191501	1.92%	0
2013	18.837506	25.699309	36.43%	0
2012	16.788611	18.837506	12.20%	0
2011	17.218817	16.788611	-2.50%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	17.144717	18.800019	9.65%	0
2013	13.426758	17.144717	27.69%	0
2012	11.994093	13.426758	11.94%	0
2011	12.173360	11.994093	-1.47%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	16.429987	17.175600	4.54%	0
2013	14.025676	16.429987	17.14%	0
2012	13.136208	14.025676	6.77%	0
2011	12.459602	13.136208	5.43%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	15.623796	15.347340	-1.77%	0
2013	10.872320	15.623796	43.70%	0
2012	9.327354	10.872320	16.56%	0
2011	11.194175	9.327354	-16.68%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.793617	-2.06%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	13.015810	12.450848	-4.34%	0
2013	11.562052	13.015810	12.57%	0
2012	10.839793	11.562052	6.66%	0
2011	11.831931	10.839793	-8.39%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	11.262963	11.303035	0.36%	0
2013	11.530771	11.262963	-2.32%	0
2012	10.867810	11.530771	6.10%	0
2011	10.990007	10.867810	-1.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	12.876533	13.009510	1.03%	0
2013	11.733185	12.876533	9.74%	0
2012	10.846778	11.733185	8.17%	0
2011	11.235274	10.846778	-3.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.301806	13.488708	1.41%	0
2013	11.865053	13.301806	12.11%	0
2012	10.824364	11.865053	9.61%	0
2011	11.304525	10.824364	-4.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	13.861149	14.075784	1.55%	0
2013	11.775961	13.861149	17.71%	0
2012	10.546180	11.775961	11.66%	0
2011	11.194014	10.546180	-5.79%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	17.342881	14.666849	-15.43%	0
2013	14.409110	17.342881	20.36%	0
2012	14.191666	14.409110	1.53%	0
2011	15.440192	14.191666	-8.09%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	16.741159	17.606834	5.17%	0
2013	13.508471	16.741159	23.93%	0
2012	11.904127	13.508471	13.48%	0
2011	12.198016	11.904127	-2.41%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	17.238380	18.553177	7.63%	0
2013	13.073741	17.238380	31.85%	0
2012	11.788115	13.073741	10.91%	0
2011	12.162126	11.788115	-3.08%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	11.197875	11.466249	2.40%	0
2013	11.794072	11.197875	-5.06%	0
2012	11.520448	11.794072	2.38%	0
2011	11.100855	11.520448	3.78%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	29.032384	29.844512	2.80%	0
2013	22.039585	29.032384	31.73%	0
2012	19.844670	22.039585	11.06%	0
2011	22.959794	19.844670	-13.57%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	20.173743	17.935499	-11.09%	0
2013	15.985610	20.173743	26.20%	0
2012	13.698112	15.985610	16.70%	0
2011	17.092526	13.698112	-19.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	22.267152	22.993994	3.26%	0
2013	17.642135	22.267152	26.22%	0
2012	14.322123	17.642135	23.18%	0
2011	16.239712	14.322123	-11.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.271598	11.239009	-0.29%	0
2013	9.393180	11.271598	20.00%	0
2012	8.401215	9.393180	11.81%	0
2011	8.800710	8.401215	-4.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	12.961709	13.146406	1.42%	0
2013	11.733565	12.961709	10.47%	0
2012	10.744163	11.733565	9.21%	0
2011	10.823342	10.744163	-0.73%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	18.348494	19.340608	5.41%	0
2013	14.592909	18.348494	25.74%	0
2012	13.444840	14.592909	8.54%	0
2011	13.082056	13.444840	2.77%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	25.365995	24.732501	-2.50%	0
2013	19.204228	25.365995	32.09%	0
2012	16.732888	19.204228	14.77%	0
2011	17.932650	16.732888	-6.69%	209
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.235167	-7.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	20.063371	17.285811	-13.84%	0
2013	16.828543	20.063371	19.22%	0
2012	14.682174	16.828543	14.62%	0
2011	16.945637	14.682174	-13.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.878169	-1.22%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.122430	11.208650	0.78%	0
2013	10.101766	11.122430	10.10%	0
2012*	10.000000	10.101766	1.02%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.790740	9.934431	1.47%	0
2013*	10.000000	9.790740	-2.09%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.616462	10.508980	-9.53%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.441846	15.611211	-5.05%	0
2013	12.855326	16.441846	27.90%	0
2012	10.813839	12.855326	18.88%	0
2011	11.255885	10.813839	-3.93%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.915840	13.544767	4.87%	0
2013	9.529571	12.915840	35.53%	0
2012*	10.000000	9.529571	-4.70%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.256301	12.377883	0.99%	0
2013	9.840633	12.256301	24.55%	0
2012*	10.000000	9.840633	-1.59%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.744679	13.306266	4.41%	0
2013	9.623018	12.744679	32.44%	0
2012*	10.000000	9.623018	-3.77%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.572747	14.302647	-8.16%	0
2013	12.836378	15.572747	21.32%	0
2012	11.110518	12.836378	15.53%	0
2011	12.349342	11.110518	-10.03%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.449047	11.311292	-1.20%	0
2013	10.687055	11.449047	7.13%	0
2012*	10.000000	10.687055	6.87%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.533070	13.106993	4.58%	0
2013	9.948703	12.533070	25.98%	0
2012*	10.000000	9.948703	-0.51%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	17.658514	18.530365	4.94%	0
2013	15.203191	17.658514	16.15%	0
2012	13.832489	15.203191	9.91%	0
2011	14.075947	13.832489	-1.73%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	21.872594	23.001136	5.16%	0
2013	17.236643	21.872594	26.90%	0
2012	14.355071	17.236643	20.07%	0
2011	15.910275	14.355071	-9.77%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.916761	13.693442	6.01%	0
2013	9.840267	12.916761	31.26%	0
2012*	10.000000	9.840267	-1.60%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	27.070423	23.068237	-14.78%	0
2013	24.432469	27.070423	10.80%	0
2012	22.268059	24.432469	9.72%	0
2011	33.945693	22.268059	-34.40%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.340812	-6.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.837656	12.409980	-10.32%	0
2013	10.106769	13.837656	36.91%	0
2012*	10.000000	10.106769	1.07%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.148253	21.526686	6.84%	0
2013	15.326175	20.148253	31.46%	0
2012	13.642645	15.326175	12.34%	0
2011	14.136907	13.642645	-3.50%	1,248
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.069493	13.794878	-1.95%	0
2013	11.369796	14.069493	23.74%	0
2012	10.116572	11.369796	12.39%	0
2011	10.623047	10.116572	-4.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.417497	13.368078	7.66%	0
2013	9.897219	12.417497	25.46%	0
2012	8.972790	9.897219	10.30%	0
2011*	10.000000	8.972790	-10.27%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.611870	20.380599	9.50%	0
2013	14.579411	18.611870	27.66%	0
2012	13.140838	14.579411	10.95%	0
2011	13.487804	13.140838	-2.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.351582	12.572444	1.79%	0
2013	10.333789	12.351582	19.53%	0
2012	9.211825	10.333789	12.18%	15,475
2011	9.413537	9.211825	-2.14%	15,870
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	9.913650	10.089808	1.78%	0
2013	10.495688	9.913650	-5.55%	0
2012	10.314426	10.495688	1.76%	14,916
2011	10.062028	10.314426	2.51%	14,100
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.468805	13.297663	-1.27%	0
2013	10.799245	13.468805	24.72%	0
2012	9.124419	10.799245	18.36%	0
2011	10.377056	9.124419	-12.07%	447
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.136934	12.715952	4.77%	0
2013	9.658598	12.136934	25.66%	0
2012	8.486335	9.658598	13.81%	0
2011	9.183315	8.486335	-7.59%	1,348

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	10.998568	11.753695	6.87%	0
2013	8.531634	10.998568	28.92%	0
2012	7.517865	8.531634	13.48%	19,353
2011	7.931212	7.517865	-5.21%	19,918
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	15.564190	15.474306	-0.58%	0
2013	14.993409	15.564190	3.81%	0
2012	13.500921	14.993409	11.05%	0
2011	13.412542	13.500921	0.66%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	18.047765	19.059146	5.60%	0
2013	13.758441	18.047765	31.18%	0
2012	12.009938	13.758441	14.56%	0
2011	12.711107	12.009938	-5.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.307031	11.681180	3.31%	0
2013	8.125299	11.307031	39.16%	0
2012	7.173767	8.125299	13.26%	0
2011	8.375305	7.173767	-14.35%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.547424	13.443235	7.14%	0
2013	9.340799	12.547424	34.33%	0
2012	8.650626	9.340799	7.98%	0
2011	9.223459	8.650626	-6.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.250961	11.398284	1.31%	0
2013	8.962878	11.250961	25.53%	0
2012	7.959725	8.962878	12.60%	0
2011	8.769046	7.959725	-9.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.139484	11.263840	1.12%	0
2013	10.021027	11.139484	11.16%	14,930
2012	9.307529	10.021027	7.67%	26,285
2011	9.730598	9.307529	-4.35%	27,038
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.308823	11.478924	1.50%	0
2013	9.620518	11.308823	17.55%	0
2012	8.732517	9.620518	10.17%	0
2011	9.328311	8.732517	-6.39%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.599632	10.619217	0.18%	0
2013	10.419126	10.599632	1.73%	0
2012	9.997996	10.419126	4.21%	0
2011	10.168289	9.997996	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.697221	10.605328	-0.86%	0
2013*	10.000000	10.697221	6.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.834111	10.610092	-2.07%	0
2013*	10.000000	10.834111	8.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.228131	11.383151	1.38%	4,626
2013	9.830904	11.228131	14.21%	7,266
2012	9.024550	9.830904	8.94%	11,424
2011	9.530159	9.024550	-5.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.262180	11.416740	1.37%	10,073
2013	9.347149	11.262180	20.49%	10,552
2012	8.414537	9.347149	11.08%	11,006
2011	9.104057	8.414537	-7.57%	11,446
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.003297	11.103166	0.91%	0
2013	10.202757	11.003297	7.85%	0
2012	9.563919	10.202757	6.68%	0
2011	9.890854	9.563919	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.789088	10.949455	1.49%	0
2013	11.370583	10.789088	-5.11%	0
2012	10.912604	11.370583	4.20%	0
2011	10.594016	10.912604	3.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.669032	11.865400	1.68%	0
2013	12.287936	11.669032	-5.04%	0
2012	11.833186	12.287936	3.84%	0
2011	11.508407	11.833186	2.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	26.330667	24.064443	-8.61%	0
2013	27.043150	26.330667	-2.63%	0
2012	23.844596	27.043150	13.41%	0
2011	31.773961	23.844596	-24.96%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	10.489087	10.633812	1.38%	0
2013	11.276444	10.489087	-6.98%	0
2012	11.287080	11.276444	-0.09%	0
2011	10.853663	11.287080	3.99%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.241281	7.932357	-3.75%	0
2013	7.230571	8.241281	13.98%	0
2012	6.472936	7.230571	11.70%	0
2011	7.418081	6.472936	-12.74%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.266579	8.427969	-9.05%	0
2013	7.898414	9.266579	17.32%	0
2012	6.892224	7.898414	14.60%	0
2011	8.156923	6.892224	-15.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.305287	18.631703	1.78%	0
2013	14.837917	18.305287	23.37%	0
2012	13.205631	14.837917	12.36%	0
2011	14.177701	13.205631	-6.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.846341	14.039561	1.40%	0
2013	12.591560	13.846341	9.97%	12,451
2012	11.874114	12.591560	6.04%	14,852
2011	12.139422	11.874114	-2.19%	14,852
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.722960	16.037874	2.00%	0
2013	13.571678	15.722960	15.85%	0
2012	12.471826	13.571678	8.82%	0
2011	12.984872	12.471826	-3.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	11.363534	11.445546	0.72%	0
2013	11.180794	11.363534	1.63%	0
2012	10.965866	11.180794	1.96%	0
2011	10.987929	10.965866	-0.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.533917	10.463419	-0.67%	0
2013*	10.000000	10.533917	5.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.621352	10.475901	-1.37%	0
2013*	10.000000	10.621352	6.21%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.967274	15.262599	1.97%	0
2013	13.237023	14.967274	13.07%	0
2012	12.322168	13.237023	7.42%	2,245
2011	12.714116	12.322168	-3.08%	2,363
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.975067	17.273104	1.76%	5,066
2013	14.307265	16.975067	18.65%	5,066
2012	12.973246	14.307265	10.28%	0
2011	13.671308	12.973246	-5.11%	4,380
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.229488	13.433873	1.54%	0
2013	12.349536	13.229488	7.13%	0
2012	11.791003	12.349536	4.74%	2,390
2011	11.915311	11.791003	-1.04%	2,472
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.268622	20.280446	5.25%	0
2013	14.582959	19.268622	32.13%	0
2012	12.702643	14.582959	14.80%	0
2011	13.436685	12.702643	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.862241	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.056828	0.57%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	24.291337	25.768956	6.08%	0
2013	18.831589	24.291337	28.99%	0
2012	16.536017	18.831589	13.88%	0
2011	17.500539	16.536017	-5.51%	664
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.300090	8.046939	-3.05%	0
2013	8.561207	8.300090	-3.05%	0
2012	8.831285	8.561207	-3.06%	0
2011	9.108327	8.831285	-3.04%	840
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	12.157755	12.244713	0.72%	0
2013	12.682874	12.157755	-4.14%	0
2012	11.655088	12.682874	8.82%	0
2011	11.388913	11.655088	2.34%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.060856	9.622059	-4.36%	0
2013	8.570752	10.060856	17.39%	0
2012	7.653180	8.570752	11.99%	0
2011	8.734120	7.653180	-12.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	14.643538	12.822857	-12.43%	0
2013	12.477550	14.643538	17.36%	0
2012	10.996315	12.477550	13.47%	0
2011	13.569168	10.996315	-18.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.029119	12.845773	6.79%	0
2013	9.230692	12.029119	30.32%	0
2012	8.198475	9.230692	12.59%	0
2011	8.738329	8.198475	-6.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.408621	12.193617	6.88%	0
2013	8.714752	11.408621	30.91%	0
2012	7.644729	8.714752	14.00%	0
2011	8.396357	7.644729	-8.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.799047	12.870170	0.56%	0
2013	9.524438	12.799047	34.38%	0
2012	8.569775	9.524438	11.14%	0
2011	9.250616	8.569775	-7.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.645203	15.480695	13.45%	0
2013	10.373270	13.645203	31.54%	0
2012	9.197046	10.373270	12.79%	0
2011	9.711268	9.197046	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	17.102418	17.001590	-0.59%	0
2013	12.254205	17.102418	39.56%	0
2012	11.177196	12.254205	9.64%	0
2011	11.628297	11.177196	-3.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	24.063885	24.908256	3.51%	0
2013	17.725756	24.063885	35.76%	0
2012	15.198541	17.725756	16.63%	0
2011	16.579986	15.198541	-8.33%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	23.279617	22.694946	-2.51%	0
2013	17.083758	23.279617	36.27%	0
2012	15.293701	17.083758	11.70%	0
2011	16.745736	15.293701	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	15.550299	16.857465	8.41%	0
2013	12.263337	15.550299	26.80%	0
2012	11.111402	12.263337	10.37%	0
2011	11.417078	11.111402	-2.68%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.088284	12.578752	24.69%	0
2013	10.132104	10.088284	-0.43%	0
2012	9.042564	10.132104	12.05%	0
2011	8.787000	9.042564	2.91%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.559898	12.672983	9.63%	0
2013*	10.000000	11.559898	15.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.607633	9.360609	-2.57%	0
2013	9.899460	9.607633	-2.95%	0
2012	9.864136	9.899460	0.36%	0
2011	10.043242	9.864136	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.420478	12.589683	1.36%	0
2013*	10.000000	12.420478	24.20%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.084360	13.432675	-10.95%	0
2013	12.955429	15.084360	16.43%	0
2012	11.177163	12.955429	15.91%	0
2011	13.164268	11.177163	-15.09%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	8.832529	8.615361	-2.46%	0
2013	9.054568	8.832529	-2.45%	0
2012	8.928979	9.054568	1.41%	0
2011	9.182582	8.928979	-2.76%	1,251
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	15.397207	15.445571	0.31%	0
2013	10.889835	15.397207	41.39%	0
2012	10.322644	10.889835	5.49%	0
2011	10.760864	10.322644	-4.07%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.060973	20.398187	7.02%	0
2013	14.287610	19.060973	33.41%	0
2012	13.280078	14.287610	7.59%	0
2011	14.132386	13.280078	-6.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	23.415441	23.167940	-1.06%	0
2013	19.018403	23.415441	23.12%	0
2012	16.219825	19.018403	17.25%	0
2011	18.288850	16.219825	-11.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.774438	9.712432	-0.63%	0
2013	10.119092	9.774438	-3.41%	0
2012*	10.000000	10.119092	1.19%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.926577	-10.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	16.829103	18.012794	7.03%	0
2013	13.206306	16.829103	27.43%	0
2012	11.682310	13.206306	13.05%	0
2011	12.087092	11.682310	-3.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	24.807488	26.853920	8.25%	0
2013	18.195616	24.807488	36.34%	0
2012	15.950794	18.195616	14.07%	0
2011	16.853247	15.950794	-5.35%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.189492	9.923620	-2.61%	0
2013	10.498583	10.189492	-2.94%	0
2012*	10.000000	10.498583	4.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.585139	-4.15%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.064034	10.758866	-2.76%	0
2013	12.214210	11.064034	-9.42%	0
2012	11.973041	12.214210	2.01%	0
2011	11.390053	11.973041	5.12%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.715431	10.466349	-2.32%	0
2013	11.078266	10.715431	-3.28%	0
2012	10.806338	11.078266	2.52%	0
2011	11.034145	10.806338	-2.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.965312	10.064005	0.99%	0
2013	10.494265	9.965312	-5.04%	0
2012	9.886072	10.494265	6.15%	0
2011*	10.000000	9.886072	-1.14%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	15.951812	17.125155	7.36%	0
2013	12.126778	15.951812	31.54%	0
2012	10.499776	12.126778	15.50%	0
2011	11.356594	10.499776	-7.54%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.542582	14.950864	-9.62%	0
2013	13.322836	16.542582	24.17%	0
2012	11.272397	13.322836	18.19%	0
2011	13.997038	11.272397	-19.47%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	17.689532	18.817153	6.37%	0
2013	12.694740	17.689532	39.35%	0
2012	11.463926	12.694740	10.74%	0
2011	14.393142	11.463926	-20.35%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.667758	26.294452	27.22%	0
2013	14.163131	20.667758	45.93%	0
2012	11.152372	14.163131	27.00%	0
2011	10.420234	11.152372	7.03%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	10.362594	10.806634	4.29%	0
2013	10.751000	10.362594	-3.61%	0
2012	10.156376	10.751000	5.85%	0
2011	9.937985	10.156376	2.20%	1,845
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	18.455665	18.409885	-0.25%	0
2013	20.863362	18.455665	-11.54%	0
2012	18.257478	20.863362	14.27%	0
2011	17.617459	18.257478	3.63%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.309111	8.084913	-21.58%	0
2013	9.620077	10.309111	7.16%	0
2012*	10.000000	9.620077	-3.80%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.185823	7.964219	-21.81%	0
2013	9.525583	10.185823	6.93%	0
2012*	10.000000	9.525583	-4.74%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	20.940198	19.920093	-4.87%	0
2013	14.376800	20.940198	45.65%	0
2012	13.748118	14.376800	4.57%	0
2011	14.863063	13.748118	-7.50%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.879370	10.985600	0.98%	0
2013	10.030410	10.879370	8.46%	0
2012*	10.000000	10.030410	0.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	17.069308	18.076816	5.90%	0
2013	13.087650	17.069308	30.42%	0
2012	11.520626	13.087650	13.60%	0
2011	11.208033	11.520626	2.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	25.029375	26.423133	5.57%	0
2013	18.766693	25.029375	33.37%	0
2012	16.348953	18.766693	14.79%	0
2011	18.463065	16.348953	-11.45%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.179558	11.190451	0.10%	0
2013	12.606234	11.179558	-11.32%	0
2012	12.115666	12.606234	4.05%	0
2011	11.188033	12.115666	8.29%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	17.028175	18.535112	8.85%	0
2013	12.970260	17.028175	31.29%	0
2012	11.695303	12.970260	10.90%	0
2011	11.733445	11.695303	-0.33%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	17.621595	19.848244	12.64%	0
2013	13.999232	17.621595	25.88%	0
2012	12.430915	13.999232	12.62%	0
2011	12.936880	12.430915	-3.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	13.990704	13.818898	-1.23%	0
2013	12.619038	13.990704	10.87%	0
2012	11.843295	12.619038	6.55%	0
2011	12.683088	11.843295	-6.62%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.085177	12.368443	2.34%	0
2013*	10.000000	12.085177	20.85%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.756439	7.56%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	25.558304	26.034347	1.86%	0
2013	18.743802	25.558304	36.36%	0
2012	16.713737	18.743802	12.15%	0
2011	17.150860	16.713737	-2.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	17.050653	18.687227	9.60%	0
2013	13.359986	17.050653	27.62%	0
2012	11.940615	13.359986	11.89%	0
2011	12.125325	11.940615	-1.52%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	16.339865	17.072576	4.48%	0
2013	13.955936	16.339865	17.08%	0
2012	13.077655	13.955936	6.72%	0
2011	12.410446	13.077655	5.38%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	15.538009	15.255183	-1.82%	0
2013	10.818195	15.538009	43.63%	0
2012	9.285714	10.818195	16.50%	0
2011	11.149943	9.285714	-16.72%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.790232	-2.10%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.944331	12.376091	-4.39%	0
2013	11.504487	12.944331	12.52%	0
2012	10.791401	11.504487	6.61%	0
2011	11.785179	10.791401	-8.43%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	11.201172	11.235231	0.30%	0
2013	11.473435	11.201172	-2.37%	0
2012	10.819359	11.473435	6.05%	0
2011	10.946648	10.819359	-1.16%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	12.819099	12.944807	0.98%	0
2013	11.686873	12.819099	9.69%	0
2012	10.809551	11.686873	8.12%	0
2011	11.202483	10.809551	-3.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.242475	13.421611	1.35%	0
2013	11.818222	13.242475	12.05%	0
2012	10.787215	11.818222	9.56%	0
2011	11.271537	10.787215	-4.30%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	13.799359	14.005800	1.50%	0
2013	11.729511	13.799359	17.65%	0
2012	10.510007	11.729511	11.60%	0
2011	11.161361	10.510007	-5.84%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	17.265507	14.593874	-15.47%	0
2013	14.352236	17.265507	20.30%	0
2012	14.142957	14.352236	1.48%	0
2011	15.395119	14.142957	-8.13%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	16.649296	17.501187	5.12%	0
2013	13.441266	16.649296	23.87%	0
2012	11.851022	13.441266	13.42%	0
2011	12.149852	11.851022	-2.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	17.143809	18.441885	7.57%	0
2013	13.008718	17.143809	31.79%	0
2012	11.735549	13.008718	10.85%	0
2011	12.114143	11.735549	-3.13%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	11.136425	11.397434	2.34%	0
2013	11.735404	11.136425	-5.10%	0
2012	11.469075	11.735404	2.32%	0
2011	11.057037	11.469075	3.73%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	28.873057	29.665429	2.74%	0
2013	21.929943	28.873057	31.66%	0
2012	19.756159	21.929943	11.00%	0
2011	22.869179	19.756159	-13.61%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	20.063032	17.827869	-11.14%	0
2013	15.906071	20.063032	26.13%	0
2012	13.637011	15.906071	16.64%	0
2011	17.025062	13.637011	-19.90%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	22.144979	22.856030	3.21%	0
2013	17.554382	22.144979	26.15%	0
2012	14.258250	17.554382	23.12%	0
2011	16.175617	14.258250	-11.85%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.238736	11.200453	-0.34%	0
2013	9.370623	11.238736	19.94%	0
2012	8.385379	9.370623	11.75%	0
2011	8.788635	8.385379	-4.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	12.910581	13.087803	1.37%	0
2013	11.693300	12.910581	10.41%	0
2012	10.712826	11.693300	9.15%	0
2011	10.797327	10.712826	-0.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	18.247817	19.224571	5.35%	0
2013	14.520316	18.247817	25.67%	0
2012	13.384871	14.520316	8.48%	0
2011	13.030417	13.384871	2.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	25.226823	24.584113	-2.55%	0
2013	19.108711	25.226823	32.02%	0
2012	16.658259	19.108711	14.71%	0
2011	17.861877	16.658259	-6.74%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.231969	-7.68%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	19.953247	17.182053	-13.89%	0
2013	16.744812	19.953247	19.16%	0
2012	14.616670	16.744812	14.56%	0
2011	16.878726	14.616670	-13.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.874746	-1.25%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.112885	11.193249	0.72%	0
2013	10.098302	11.112885	10.05%	0
2012*	10.000000	10.098302	0.98%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.787360	9.925876	1.42%	0
2013*	10.000000	9.787360	-2.13%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.597515	10.486420	-9.58%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.415023	15.577703	-5.10%	0
2013	12.840979	16.415023	27.83%	0
2012	10.807360	12.840979	18.82%	0
2011	11.254934	10.807360	-3.98%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.904675	13.526080	4.82%	0
2013	9.526245	12.904675	35.46%	0
2012*	10.000000	9.526245	-4.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.245790	12.360884	0.94%	0
2013	9.837253	12.245790	24.48%	0
2012*	10.000000	9.837253	-1.63%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.733646	13.287895	4.35%	0
2013	9.619647	12.733646	32.37%	0
2012*	10.000000	9.619647	-3.80%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.535298	14.260887	-8.20%	0
2013	12.812120	15.535298	21.25%	0
2012	11.095255	12.812120	15.47%	0
2011	12.338736	11.095255	-10.08%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.439217	11.295762	-1.25%	0
2013	10.683377	11.439217	7.07%	0
2012*	10.000000	10.683377	6.83%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.522304	13.088973	4.53%	0
2013	9.945274	12.522304	25.91%	0
2012*	10.000000	9.945274	-0.55%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	17.561632	18.419195	4.88%	0
2013	15.127584	17.561632	16.09%	0
2012	13.770822	15.127584	9.85%	0
2011	14.020410	13.770822	-1.78%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	21.752633	22.863186	5.11%	0
2013	17.150947	21.752633	26.83%	0
2012	14.291081	17.150947	20.01%	0
2011	15.847510	14.291081	-9.82%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.905589	13.674547	5.96%	0
2013	9.836825	12.905589	31.20%	0
2012*	10.000000	9.836825	-1.63%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	26.921857	22.929789	-14.83%	0
2013	24.310904	26.921857	10.74%	0
2012	22.168724	24.310904	9.66%	0
2011	33.811698	22.168724	-34.43%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.337591	-6.62%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.825776	12.392931	-10.36%	0
2013	10.103297	13.825776	36.84%	0
2012*	10.000000	10.103297	1.03%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.037655	21.397481	6.79%	0
2013	15.249899	20.037655	31.40%	0
2012	13.581776	15.249899	12.28%	0
2011	14.081083	13.581776	-3.55%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.042927	13.761727	-2.00%	0
2013	11.354178	14.042927	23.68%	0
2012	10.107907	11.354178	12.33%	0
2011	10.619427	10.107907	-4.82%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.400454	13.342849	7.60%	0
2013	9.888727	12.400454	25.40%	0
2012	8.969720	9.888727	10.25%	0
2011*	10.000000	8.969720	-10.30%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.567131	20.321135	9.45%	0
2013	14.551862	18.567131	27.59%	0
2012	13.122797	14.551862	10.89%	0
2011	13.476225	13.122797	-2.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.302817	12.516347	1.74%	0
2013	10.298304	12.302817	19.46%	0
2012	9.184942	10.298304	12.12%	0
2011	9.390893	9.184942	-2.19%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	9.874539	10.044812	1.72%	0
2013	10.459678	9.874539	-5.59%	0
2012	10.284348	10.459678	1.70%	0
2011	10.037844	10.284348	2.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.415595	13.238299	-1.32%	0
2013	10.762136	13.415595	24.66%	0
2012	9.097773	10.762136	18.29%	0
2011	10.352092	9.097773	-12.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.089012	12.659208	4.72%	0
2013	9.625424	12.089012	25.59%	0
2012	8.461560	9.625424	13.75%	0
2011	9.161226	8.461560	-7.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	10.960771	11.707265	6.81%	0
2013	8.506697	10.960771	28.85%	0
2012	7.499782	8.506697	13.43%	0
2011	7.916207	7.499782	-5.26%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	15.478809	15.381488	-0.63%	0
2013	14.918860	15.478809	3.75%	0
2012	13.440746	14.918860	11.00%	0
2011	13.359632	13.440746	0.61%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	17.948687	18.944735	5.55%	0
2013	13.689960	17.948687	31.11%	0
2012	11.956338	13.689960	14.50%	0
2011	12.660907	11.956338	-5.56%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.274006	11.641058	3.26%	0
2013	8.105746	11.274006	39.09%	0
2012	7.160205	8.105746	13.21%	0
2011	8.363784	7.160205	-14.39%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.510770	13.397053	7.08%	0
2013	9.318314	12.510770	34.26%	0
2012	8.634273	9.318314	7.92%	0
2011	9.210778	8.634273	-6.26%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.218105	11.359136	1.26%	0
2013	8.941316	11.218105	25.46%	0
2012	7.944684	8.941316	12.54%	0
2011	8.756975	7.944684	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.106989	11.225193	1.06%	2,695
2013	9.996949	11.106989	11.10%	2,906
2012	9.289966	9.996949	7.61%	3,124
2011	9.717226	9.289966	-4.40%	3,284
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.275810	11.439494	1.45%	0
2013	9.597387	11.275810	17.49%	0
2012	8.716024	9.597387	10.11%	0
2011	9.315490	8.716024	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.568694	10.582759	0.13%	0
2013	10.394074	10.568694	1.68%	0
2012	9.979119	10.394074	4.16%	0
2011	10.154305	9.979119	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.693536	10.596220	-0.91%	0
2013*	10.000000	10.693536	6.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.830371	10.600958	-2.12%	0
2013*	10.000000	10.830371	8.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.195346	11.344049	1.33%	0
2013	9.807250	11.195346	14.15%	0
2012	9.007501	9.807250	8.88%	0
2011	9.517062	9.007501	-5.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.229279	11.377516	1.32%	0
2013	9.324647	11.229279	20.43%	0
2012	8.398628	9.324647	11.03%	0
2011	9.091525	8.398628	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	10.971194	11.065062	0.86%	0
2013	10.178233	10.971194	7.79%	0
2012	9.545870	10.178233	6.62%	0
2011	9.877270	9.545870	-3.36%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.757596	10.911870	1.43%	0
2013	11.343245	10.757596	-5.16%	0
2012	10.891994	11.343245	4.14%	0
2011	10.579445	10.891994	2.95%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.634990	11.824694	1.63%	0
2013	12.258409	11.634990	-5.09%	0
2012	11.810856	12.258409	3.79%	0
2011	11.492609	11.810856	2.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	26.186171	23.920039	-8.65%	0
2013	26.908632	26.186171	-2.68%	0
2012	23.738256	26.908632	13.36%	0
2011	31.648576	23.738256	-24.99%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	10.431540	10.570019	1.33%	0
2013	11.220359	10.431540	-7.03%	0
2012	11.236753	11.220359	-0.15%	0
2011	10.810828	11.236753	3.94%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.217252	7.905161	-3.80%	0
2013	7.213205	8.217252	13.92%	0
2012	6.460734	7.213205	11.65%	0
2011	7.407899	6.460734	-12.79%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.230014	8.390375	-9.10%	0
2013	7.871301	9.230014	17.26%	0
2012	6.872111	7.871301	14.54%	0
2011	8.137306	6.872111	-15.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.204836	18.519906	1.73%	0
2013	14.764100	18.204836	23.30%	0
2012	13.146732	14.764100	12.30%	0
2011	14.121735	13.146732	-6.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.813043	13.998558	1.34%	0
2013	12.567744	13.813043	9.91%	0
2012	11.857786	12.567744	5.99%	0
2011	12.128977	11.857786	-2.24%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.685157	15.991072	1.95%	0
2013	13.546035	15.685157	15.79%	0
2012	12.454693	13.546035	8.76%	0
2011	12.973714	12.454693	-4.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	11.301122	11.376816	0.67%	0
2013	11.125123	11.301122	1.58%	0
2012	10.916920	11.125123	1.91%	0
2011	10.944522	10.916920	-0.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.530294	10.454426	-0.72%	0
2013*	10.000000	10.530294	5.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.617696	10.466883	-1.42%	0
2013*	10.000000	10.617696	6.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.885158	15.171032	1.92%	0
2013	13.171187	14.885158	13.01%	0
2012	12.267221	13.171187	7.37%	0
2011	12.663937	12.267221	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.881927	17.169479	1.70%	0
2013	14.236095	16.881927	18.59%	0
2012	12.915385	14.236095	10.23%	0
2011	13.617346	12.915385	-5.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.156926	13.353294	1.49%	0
2013	12.288135	13.156926	7.07%	0
2012	11.738444	12.288135	4.68%	0
2011	11.868304	11.738444	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.222282	20.221246	5.20%	0
2013	14.555396	19.222282	32.06%	0
2012	12.685197	14.555396	14.74%	0
2011	13.425143	12.685197	-5.51%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.859872	-1.40%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.054417	0.54%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	24.158020	25.614310	6.03%	0
2013	18.737884	24.158020	28.93%	0
2012	16.462243	18.737884	13.82%	0
2011	17.431426	16.462243	-5.56%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.253489	7.997630	-3.10%	0
2013	8.517530	8.253489	-3.10%	0
2012	8.790775	8.517530	-3.11%	0
2011	9.071213	8.790775	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	12.091042	12.171243	0.66%	0
2013	12.619804	12.091042	-4.19%	0
2012	11.603127	12.619804	8.76%	0
2011	11.343968	11.603127	2.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.031478	9.589013	-4.41%	0
2013	8.550136	10.031478	17.33%	0
2012	7.638719	8.550136	11.93%	0
2011	8.722109	7.638719	-12.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	14.563142	12.745869	-12.48%	0
2013	12.415435	14.563142	17.30%	0
2012	10.947234	12.415435	13.41%	0
2011	13.515587	10.947234	-19.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	11.994034	12.801703	6.73%	0
2013	9.208504	11.994034	30.25%	0
2012	8.182993	9.208504	12.53%	0
2011	8.726316	8.182993	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.375347	12.151793	6.83%	0
2013	8.693814	11.375347	30.84%	0
2012	7.630302	8.693814	13.94%	0
2011	8.384833	7.630302	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.761695	12.826001	0.50%	0
2013	9.501529	12.761695	34.31%	0
2012	8.553589	9.501529	11.08%	0
2011	9.237900	8.553589	-7.41%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.605365	15.427539	13.39%	0
2013	10.348319	13.605365	31.47%	0
2012	9.179667	10.348319	12.73%	0
2011	9.697905	9.179667	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	17.008510	16.899502	-0.64%	0
2013	12.193203	17.008510	39.49%	0
2012	11.127319	12.193203	9.58%	0
2011	11.582367	11.127319	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	23.931835	24.758795	3.46%	0
2013	17.637570	23.931835	35.69%	0
2012	15.130748	17.637570	16.57%	0
2011	16.514540	15.130748	-8.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	23.151808	22.558703	-2.56%	0
2013	16.998726	23.151808	36.20%	0
2012	15.225452	16.998726	11.65%	0
2011	16.679609	15.225452	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	15.464978	16.756321	8.35%	0
2013	12.202342	15.464978	26.74%	0
2012	11.061854	12.202342	10.31%	0
2011	11.372011	11.061854	-2.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.058827	12.535560	24.62%	0
2013	10.107728	10.058827	-0.48%	0
2012	9.025474	10.107728	11.99%	0
2011	8.774897	9.025474	2.86%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.555913	12.662083	9.57%	0
2013*	10.000000	11.555913	15.56%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.579592	9.328470	-2.62%	0
2013	9.875657	9.579592	-3.00%	0
2012	9.845515	9.875657	0.31%	0
2011	10.029444	9.845515	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.416201	12.578863	1.31%	0
2013*	10.000000	12.416201	24.16%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.048127	13.393495	-11.00%	0
2013	12.930969	15.048127	16.37%	0
2012	11.161813	12.930969	15.85%	0
2011	13.152966	11.161813	-15.14%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	8.784047	8.563647	-2.51%	0
2013	9.009510	8.784047	-2.50%	0
2012	8.889133	9.009510	1.35%	0
2011	9.146323	8.889133	-2.81%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	15.312762	15.352945	0.26%	0
2013	10.835699	15.312762	41.32%	0
2012	10.276627	10.835699	5.44%	0
2011	10.718412	10.276627	-4.12%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.956347	20.275758	6.96%	0
2013	14.216516	18.956347	33.34%	0
2012	13.220835	14.216516	7.53%	0
2011	14.076597	13.220835	-6.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	23.286928	23.028913	-1.11%	0
2013	18.923763	23.286928	23.06%	0
2012	16.147465	18.923763	17.19%	0
2011	18.216643	16.147465	-11.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.768473	9.701494	-0.69%	0
2013	10.118147	9.768473	-3.46%	0
2012*	10.000000	10.118147	1.18%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.923496	-10.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	16.736768	17.904709	6.98%	0
2013	13.140624	16.736768	27.37%	0
2012	11.630218	13.140624	12.99%	0
2011	12.039374	11.630218	-3.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	24.671338	26.692768	8.19%	0
2013	18.105080	24.671338	36.27%	0
2012	15.879637	18.105080	14.01%	0
2011	16.786718	15.879637	-5.40%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.180731	9.909965	-2.66%	0
2013	10.494973	10.180731	-2.99%	0
2012*	10.000000	10.494973	4.95%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.581816	-4.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.037423	10.727454	-2.81%	0
2013	12.191120	11.037423	-9.46%	0
2012	11.956588	12.191120	1.96%	0
2011	11.380251	11.956588	5.06%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.689653	10.435783	-2.37%	0
2013	11.057318	10.689653	-3.33%	0
2012	10.791481	11.057318	2.46%	0
2011	11.024649	10.791481	-2.11%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.951610	10.044981	0.94%	0
2013	10.485251	9.951610	-5.09%	0
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	15.864248	17.022364	7.30%	0
2013	12.066426	15.864248	31.47%	0
2012	10.452926	12.066426	15.44%	0
2011	11.311753	10.452926	-7.59%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.451786	14.861133	-9.67%	0
2013	13.256550	16.451786	24.10%	0
2012	11.222110	13.256550	18.13%	0
2011	13.941784	11.222110	-19.51%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	17.592418	18.704194	6.32%	0
2013	12.631551	17.592418	39.27%	0
2012	11.412774	12.631551	10.68%	0
2011	14.336308	11.412774	-20.39%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.628766	26.231307	27.16%	0
2013	14.143697	20.628766	45.85%	0
2012	11.142829	14.143697	26.93%	0
2011	10.416671	11.142829	6.97%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	10.305718	10.741775	4.23%	0
2013	10.697506	10.305718	-3.66%	0
2012	10.111060	10.697506	5.80%	0
2011	9.898730	10.111060	2.15%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	18.351317	18.296356	-0.30%	0
2013	20.756111	18.351317	-11.59%	0
2012	18.173011	20.756111	14.21%	0
2011	17.544974	18.173011	3.58%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.300240	8.073781	-21.62%	0
2013	9.616754	10.300240	7.11%	0
2012*	10.000000	9.616754	-3.83%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.177072	7.953259	-21.85%	0
2013	9.522313	10.177072	6.88%	0
2012*	10.000000	9.522313	-4.78%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	20.841763	19.816221	-4.92%	0
2013	14.316590	20.841763	45.58%	0
2012	13.697635	14.316590	4.52%	0
2011	14.816129	13.697635	-7.55%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.870014	10.970480	0.92%	0
2013	10.026958	10.870014	8.41%	0
2012*	10.000000	10.026958	0.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.975605	17.968297	5.85%	0
2013	13.022521	16.975605	30.36%	0
2012	11.469223	13.022521	13.54%	0
2011	11.163764	11.469223	2.74%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	24.891937	26.264469	5.51%	0
2013	18.673272	24.891937	33.30%	0
2012	16.275981	18.673272	14.73%	0
2011	18.390139	16.275981	-11.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.116254	11.121342	0.05%	0
2013	12.541338	11.116254	-11.36%	0
2012	12.059527	12.541338	4.00%	0
2011	11.141925	12.059527	8.24%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	16.934711	18.423872	8.79%	0
2013	12.905727	16.934711	31.22%	0
2012	11.643132	12.905727	10.84%	0
2011	11.687115	11.643132	-0.38%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	17.542992	19.749514	12.58%	0
2013	13.943982	17.542992	25.81%	0
2012	12.388257	13.943982	12.56%	0
2011	12.899119	12.388257	-3.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	13.957033	13.778532	-1.28%	0
2013	12.595168	13.957033	10.81%	0
2012	11.827007	12.595168	6.49%	0
2011	12.672173	11.827007	-6.67%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.081005	12.357788	2.29%	0
2013*	10.000000	12.081005	20.81%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.752737	7.53%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	25.417987	25.878060	1.81%	0
2013	18.650509	25.417987	36.29%	0
2012	16.639145	18.650509	12.09%	0
2011	17.083115	16.639145	-2.60%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	16.957004	18.575005	9.54%	0
2013	13.293461	16.957004	27.56%	0
2012	11.887314	13.293461	11.83%	0
2011	12.077420	11.887314	-1.57%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	16.250096	16.970026	4.43%	0
2013	13.886434	16.250096	17.02%	0
2012	13.019256	13.886434	6.66%	0
2011	12.361385	13.019256	5.32%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	15.452685	15.163583	-1.87%	0
2013	10.764341	15.452685	43.55%	0
2012	9.244273	10.764341	16.44%	0
2011	11.105903	9.244273	-16.76%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.786840	-2.13%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.873232	12.301764	-4.44%	0
2013	11.447200	12.873232	12.46%	0
2012	10.743220	11.447200	6.55%	0
2011	11.738605	10.743220	-8.48%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	11.139640	11.167735	0.25%	0
2013	11.416293	11.139640	-2.42%	0
2012	10.771053	11.416293	5.99%	0
2011	10.903388	10.771053	-1.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	12.761907	12.880397	0.93%	0
2013	11.640738	12.761907	9.63%	0
2012	10.772451	11.640738	8.06%	0
2011	11.169775	10.772451	-3.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.183349	13.354795	1.30%	0
2013	11.771534	13.183349	11.99%	0
2012	10.750162	11.771534	9.50%	0
2011	11.238610	10.750162	-4.35%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	13.737769	13.936103	1.44%	0
2013	11.683186	13.737769	17.59%	0
2012	10.473912	11.683186	11.55%	0
2011	11.128757	10.473912	-5.88%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	17.188412	14.521197	-15.52%	0
2013	14.295520	17.188412	20.24%	0
2012	14.094359	14.295520	1.43%	0
2011	15.350130	14.094359	-8.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	16.557878	17.396097	5.06%	0
2013	13.374364	16.557878	23.80%	0
2012	11.798139	13.374364	13.36%	0
2011	12.101862	11.798139	-2.51%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	17.049651	18.331127	7.52%	0
2013	12.943948	17.049651	31.72%	0
2012	11.683158	12.943948	10.79%	0
2011	12.066271	11.683158	-3.18%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	11.075302	11.329047	2.29%	0
2013	11.677022	11.075302	-5.15%	0
2012	11.417919	11.677022	2.27%	0
2011	11.013376	11.417919	3.67%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	28.714613	29.487405	2.69%	0
2013	21.820854	28.714613	31.59%	0
2012	19.668044	21.820854	10.95%	0
2011	22.778909	19.668044	-13.66%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	19.952865	17.720822	-11.19%	0
2013	15.826890	19.952865	26.07%	0
2012	13.576141	15.826890	16.58%	0
2011	16.957818	13.576141	-19.94%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	22.023392	22.718805	3.16%	0
2013	17.467006	22.023392	26.09%	0
2012	14.194617	17.467006	23.05%	0
2011	16.111721	14.194617	-11.90%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.205875	11.161948	-0.39%	0
2013	9.348046	11.205875	19.87%	0
2012	8.369507	9.348046	11.69%	0
2011	8.776527	8.369507	-4.64%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	12.859568	13.029355	1.32%	0
2013	11.653118	12.859568	10.35%	0
2012	10.681540	11.653118	9.10%	0
2011	10.771348	10.681540	-0.83%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	18.147616	19.109132	5.30%	0
2013	14.448036	18.147616	25.61%	0
2012	13.325139	14.448036	8.43%	0
2011	12.978946	13.325139	2.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	25.088239	24.436444	-2.60%	0
2013	19.013547	25.088239	31.95%	0
2012	16.583894	19.013547	14.65%	0
2011	17.791310	16.583894	-6.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.228770	-7.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	19.843681	17.078883	-13.93%	0
2013	16.661451	19.843681	19.10%	0
2012	14.551428	16.661451	14.50%	0
2011	16.812060	14.551428	-13.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.871319	-1.29%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.103343	11.177869	0.67%	0
2013	10.094826	11.103343	9.99%	0
2012*	10.000000	10.094826	0.95%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.783982	9.917324	1.36%	0
2013*	10.000000	9.783982	-2.16%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.578574	10.463898	-9.63%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.388239	15.544252	-5.15%	0
2013	12.826643	16.388239	27.77%	0
2012	10.800881	12.826643	18.76%	0
2011	11.253977	10.800881	-4.03%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.893506	13.507399	4.76%	0
2013	9.522913	12.893506	35.39%	0
2012*	10.000000	9.522913	-4.77%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.235257	12.343876	0.89%	0
2013	9.833869	12.235257	24.42%	0
2012*	10.000000	9.833869	-1.66%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.722632	13.269533	4.30%	0
2013	9.616285	12.722632	32.30%	0
2012*	10.000000	9.616285	-3.84%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.497926	14.219245	-8.25%	0
2013	12.787887	15.497926	21.19%	0
2012	11.079997	12.787887	15.41%	0
2011	12.328126	11.079997	-10.12%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.429377	11.280212	-1.31%	0
2013	10.679700	11.429377	7.02%	0
2012*	10.000000	10.679700	6.80%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.511547	13.070990	4.47%	0
2013	9.941859	12.511547	25.85%	0
2012*	10.000000	9.941859	-0.58%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	17.465173	18.308573	4.83%	0
2013	15.052254	17.465173	16.03%	0
2012	13.709338	15.052254	9.80%	0
2011	13.965002	13.709338	-1.83%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	21.633231	22.725965	5.05%	0
2013	17.065607	21.633231	26.77%	0
2012	14.227312	17.065607	19.95%	0
2011	15.784930	14.227312	-9.87%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.894421	13.655663	5.90%	0
2013	9.833382	12.894421	31.13%	0
2012*	10.000000	9.833382	-1.67%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	26.774028	22.792102	-14.87%	0
2013	24.189895	26.774028	10.68%	0
2012	22.069801	24.189895	9.61%	0
2011	33.678202	22.069801	-34.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.334365	-6.66%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.813891	12.375883	-10.41%	0
2013	10.099821	13.813891	36.77%	0
2012*	10.000000	10.099821	1.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.927687	21.269063	6.73%	0
2013	15.174032	19.927687	31.33%	0
2012	13.521188	15.174032	12.22%	0
2011	14.025479	13.521188	-3.60%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.016443	13.728696	-2.05%	0
2013	11.338603	14.016443	23.62%	0
2012	10.099251	11.338603	12.27%	0
2011	10.615791	10.099251	-4.87%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.383398	13.317623	7.54%	0
2013	9.880215	12.383398	25.34%	0
2012	8.966641	9.880215	10.19%	0
2011*	10.000000	8.966641	-10.33%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.522486	20.261809	9.39%	0
2013	14.524359	18.522486	27.53%	0
2012	13.104783	14.524359	10.83%	0
2011	13.464653	13.104783	-2.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.254233	12.460485	1.68%	0
2013	10.262929	12.254233	19.40%	0
2012	9.158123	10.262929	12.06%	0
2011	9.368292	9.158123	-2.24%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	9.835497	9.999938	1.67%	0
2013	10.423716	9.835497	-5.64%	0
2012	10.254295	10.423716	1.65%	0
2011	10.013671	10.254295	2.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.362617	13.179213	-1.37%	0
2013	10.725168	13.362617	24.59%	0
2012	9.071202	10.725168	18.23%	0
2011	10.327170	9.071202	-12.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.041224	12.602660	4.66%	0
2013	9.592309	12.041224	25.53%	0
2012	8.436818	9.592309	13.70%	0
2011	9.139147	8.436818	-7.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	10.923077	11.660983	6.76%	0
2013	8.481821	10.923077	28.78%	0
2013	8.481821	10.923077	28.78%	0
2012	7.481714	8.481821	13.37%	0
2011	7.901204	7.481714	-5.31%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	15.393805	15.289116	-0.68%	0
2013	14.844595	15.393805	3.70%	0
2012	13.380754	14.844595	10.94%	0
2011	13.306849	13.380754	0.56%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	17.850137	18.830996	5.49%	0
2013	13.621821	17.850137	31.04%	0
2012	11.902978	13.621821	14.44%	0
2011	12.610890	11.902978	-5.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.241098	11.601077	3.20%	0
2013	8.086246	11.241098	39.02%	0
2012	7.146679	8.086246	13.15%	0
2011	8.352287	7.146679	-14.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.474238	13.351035	7.03%	0
2013	9.295898	12.474238	34.19%	0
2012	8.617953	9.295898	7.87%	0
2011	9.198093	8.617953	-6.31%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.185323	11.320093	1.20%	0
2013	8.919783	11.185323	25.40%	0
2012	7.929653	8.919783	12.49%	0
2011	8.744919	7.929653	-9.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.074565	11.186645	1.01%	0
2013	9.972909	11.074565	11.05%	0
2012	9.272429	9.972909	7.55%	0
2011	9.703884	9.272429	-4.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.242937	11.400262	1.40%	0
2013	9.574337	11.242937	17.43%	0
2012	8.699582	9.574337	10.06%	0
2011	9.302693	8.699582	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.537818	10.546398	0.08%	0
2013	10.369066	10.537818	1.63%	0
2012	9.960260	10.369066	4.10%	0
2011	10.140334	9.960260	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.689843	10.587085	-0.96%	0
2013*	10.000000	10.689843	6.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.826642	10.591834	-2.17%	0
2013*	10.000000	10.826642	8.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.162639	11.305087	1.28%	0
2013	9.783652	11.162639	14.09%	0
2012	8.990485	9.783652	8.82%	0
2011	9.503976	8.990485	-5.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.196526	11.338482	1.27%	0
2013	9.302244	11.196526	20.36%	0
2012	8.382771	9.302244	10.97%	0
2011	9.079033	8.382771	-7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	10.939132	11.027024	0.80%	0
2013	10.153728	10.939132	7.74%	0
2012	9.527806	10.153728	6.57%	0
2011	9.863662	9.527806	-3.40%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.726201	10.874404	1.38%	0
2013	11.315975	10.726201	-5.21%	0
2012	10.871432	11.315975	4.09%	0
2011	10.564903	10.871432	2.90%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.601007	11.784075	1.58%	0
2013	12.228914	11.601007	-5.13%	0
2012	11.788543	12.228914	3.74%	0
2011	11.476796	11.788543	2.72%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	26.042368	23.776394	-8.70%	0
2013	26.774682	26.042368	-2.74%	0
2012	23.632305	26.774682	13.30%	0
2011	31.523581	23.632305	-25.03%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	10.374273	10.506567	1.28%	0
2013	11.164530	10.374273	-7.08%	0
2012	11.186624	11.164530	-0.20%	0
2011	10.768140	11.186624	3.89%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.193249	7.877998	-3.85%	0
2013	7.195854	8.193249	13.86%	0
2012	6.448513	7.195854	11.59%	0
2011	7.397703	6.448513	-12.83%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.193536	8.352901	-9.14%	0
2013	7.844237	9.193536	17.20%	0
2012	6.852021	7.844237	14.48%	0
2011	8.117713	6.852021	-15.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.104878	18.408703	1.68%	0
2013	14.690602	18.104878	23.24%	0
2012	13.088054	14.690602	12.24%	0
2011	14.065954	13.088054	-6.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.779822	13.957694	1.29%	0
2013	12.543998	13.779822	9.85%	0
2012	11.841498	12.543998	5.93%	0
2011	12.118553	11.841498	-2.29%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.647433	15.944375	1.90%	0
2013	13.520424	15.647433	15.73%	0
2012	12.437585	13.520424	8.71%	0
2011	12.962565	12.437585	-4.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	11.239109	11.308550	0.62%	0
2013	11.069783	11.239109	1.53%	0
2012	10.868228	11.069783	1.85%	0
2011	10.901310	10.868228	-0.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.526650	10.445413	-0.77%	0
2013*	10.000000	10.526650	5.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.614030	10.457873	-1.47%	0
2013*	10.000000	10.614030	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.803446	15.079968	1.87%	0
2013	13.105648	14.803446	12.95%	0
2012	12.212492	13.105648	7.31%	0
2011	12.613925	12.212492	-3.18%	2,181
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.789231	17.066382	1.65%	0
2013	14.165240	16.789231	18.52%	0
2012	12.857748	14.165240	10.17%	0
2011	13.563561	12.857748	-5.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.084689	13.273133	1.44%	0
2013	12.226980	13.084689	7.01%	0
2012	11.686061	12.226980	4.63%	0
2011	11.821421	11.686061	-1.15%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.176058	20.162205	5.14%	0
2013	14.527878	19.176058	31.99%	0
2012	12.667761	14.527878	14.68%	0
2011	13.413605	12.667761	-5.56%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.857490	-1.43%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.052001	0.52%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	24.025446	25.460610	5.97%	0
2013	18.644668	24.025446	28.86%	0
2012	16.388821	18.644668	13.76%	0
2011	17.362624	16.388821	-5.61%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.207125	7.948603	-3.15%	0
2013	8.474056	8.207125	-3.15%	0
2012	8.750432	8.474056	-3.16%	0
2011	9.034232	8.750432	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	12.024628	12.098140	0.61%	0
2013	12.556956	12.024628	-4.24%	0
2012	11.551322	12.556956	8.71%	0
2011	11.299146	11.551322	2.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.002182	9.556073	-4.46%	0
2013	8.529557	10.002182	17.26%	0
2012	7.624273	8.529557	11.87%	0
2011	8.710116	7.624273	-12.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	14.483159	12.669325	-12.52%	0
2013	12.353620	14.483159	17.24%	0
2012	10.898367	12.353620	13.35%	0
2011	13.462196	10.898367	-19.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	11.958992	12.757715	6.68%	0
2013	9.186329	11.958992	30.18%	0
2012	8.167510	9.186329	12.47%	0
2011	8.714298	8.167510	-6.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.342080	12.110000	6.77%	0
2013	8.672862	11.342080	30.78%	0
2012	7.615853	8.672862	13.88%	0
2011	8.373268	7.615853	-9.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.724393	12.781908	0.45%	0
2013	9.478652	12.724393	34.24%	0
2012	8.537411	9.478652	11.02%	0
2011	9.225181	8.537411	-7.46%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.565600	15.374516	13.33%	0
2013	10.323399	13.565600	31.41%	0
2012	9.162306	10.323399	12.67%	0
2011	9.684560	9.162306	-5.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	16.915101	16.798017	-0.69%	0
2013	12.132488	16.915101	39.42%	0
2012	11.077632	12.132488	9.52%	0
2011	11.536588	11.077632	-3.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	23.800448	24.610158	3.40%	0
2013	17.549784	23.800448	35.62%	0
2012	15.063221	17.549784	16.51%	0
2011	16.449318	15.063221	-8.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	23.024748	22.423319	-2.61%	0
2013	16.914148	23.024748	36.13%	0
2012	15.157523	16.914148	11.59%	0
2011	16.613756	15.157523	-8.77%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	15.380019	16.655677	8.29%	0
2013	12.141574	15.380019	26.67%	0
2012	11.012461	12.141574	10.25%	0
2011	11.327073	11.012461	-2.78%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.029406	12.492461	24.56%	0
2013	10.083371	10.029406	-0.54%	0
2012	9.008377	10.083371	11.93%	0
2011	8.762785	9.008377	2.80%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.551931	12.651181	9.52%	0
2013*	10.000000	11.551931	15.52%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.551622	9.296438	-2.67%	0
2013	9.851905	9.551622	-3.05%	0
2012	9.826917	9.851905	0.25%	0
2011	10.015643	9.826917	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.411928	12.568051	1.26%	0
2013*	10.000000	12.411928	24.12%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.011882	13.354335	-11.04%	0
2013	12.906485	15.011882	16.31%	0
2012	11.146452	12.906485	15.79%	0
2011	13.141657	11.146452	-15.18%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	8.735836	8.512257	-2.56%	0
2013	8.964672	8.735836	-2.55%	0
2012	8.849471	8.964672	1.30%	0
2011	9.110197	8.849471	-2.86%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	15.228628	15.260706	0.21%	0
2013	10.781719	15.228628	41.24%	0
2012	10.230729	10.781719	5.39%	0
2011	10.676046	10.230729	-4.17%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.852302	20.154076	6.91%	0
2013	14.145769	18.852302	33.27%	0
2012	13.161853	14.145769	7.48%	0
2011	14.021010	13.161853	-6.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	23.159047	22.890617	-1.16%	0
2013	18.829568	23.159047	22.99%	0
2012	16.075405	18.829568	17.13%	0
2011	18.144710	16.075405	-11.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.762531	9.690582	-0.74%	0
2013	10.117209	9.762531	-3.51%	0
2012*	10.000000	10.117209	1.17%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.920415	-10.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	16.644838	17.797178	6.92%	0
2013	13.075186	16.644838	27.30%	0
2012	11.578287	13.075186	12.93%	0
2011	11.991802	11.578287	-3.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	24.535870	26.532502	8.14%	0
2013	18.014943	24.535870	36.20%	0
2012	15.808760	18.014943	13.96%	0
2011	16.720396	15.808760	-5.45%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.171977	9.896348	-2.71%	0
2013	10.491363	10.171977	-3.04%	0
2012*	10.000000	10.491363	4.91%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.578504	-4.21%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.010860	10.696112	-2.86%	0
2013	12.168058	11.010860	-9.51%	0
2012	11.940157	12.168058	1.91%	0
2011	11.370458	11.940157	5.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.663934	10.405300	-2.43%	0
2013	11.036405	10.663934	-3.37%	0
2012	10.776657	11.036405	2.41%	0
2011	11.015165	10.776657	-2.17%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.937924	10.025999	0.89%	0
2013	10.476236	9.937924	-5.14%	0
2012	9.879309	10.476236	6.04%	0
2011*	10.000000	9.879309	-1.21%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	15.777115	16.920126	7.24%	0
2013	12.006349	15.777115	31.41%	0
2012	10.406259	12.006349	15.38%	0
2011	11.267062	10.406259	-7.64%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.361459	14.771905	-9.72%	0
2013	13.190574	16.361459	24.04%	0
2012	11.172042	13.190574	18.07%	0
2011	13.886740	11.172042	-19.55%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	17.495824	18.591897	6.26%	0
2013	12.568680	17.495824	39.20%	0
2012	11.361840	12.568680	10.62%	0
2011	14.279686	11.361840	-20.43%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.589852	26.168337	27.09%	0
2013	14.124297	20.589852	45.78%	0
2012	11.133294	14.124297	26.87%	0
2011	10.413109	11.133294	6.92%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	10.249151	10.677306	4.18%	0
2013	10.644287	10.249151	-3.71%	0
2012	10.065964	10.644287	5.75%	0
2011	9.859660	10.065964	2.09%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	18.247446	18.183392	-0.35%	0
2013	20.649281	18.247446	-11.63%	0
2012	18.088833	20.649281	14.15%	0
2011	17.472697	18.088833	3.53%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.291361	8.062655	-21.66%	0
2013	9.613422	10.291361	7.05%	0
2012*	10.000000	9.613422	-3.87%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.168317	7.942315	-21.89%	0
2013	9.519032	10.168317	6.82%	0
2012*	10.000000	9.519032	-4.81%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	20.743869	19.712962	-4.97%	0
2013	14.256690	20.743869	45.50%	0
2012	13.647378	14.256690	4.46%	0
2011	14.769369	13.647378	-7.60%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.851317	10.940310	0.82%	0
2013	10.020055	10.851317	8.30%	0
2012*	10.000000	10.020055	0.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.789532	17.753004	5.74%	0
2013	12.893087	16.789532	30.22%	0
2012	11.366998	12.893087	13.43%	0
2011	11.075673	11.366998	2.63%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	24.619061	25.949725	5.41%	0
2013	18.487644	24.619061	33.16%	0
2012	16.130880	18.487644	14.61%	0
2011	18.245001	16.130880	-11.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.990661	10.984335	-0.06%	0
2013	12.412460	10.990661	-11.45%	0
2012	11.947972	12.412460	3.89%	0
2011	11.050235	11.947972	8.12%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	16.749132	18.203165	8.68%	0
2013	12.777472	16.749132	31.08%	0
2012	11.539367	12.777472	10.73%	0
2011	11.594904	11.539367	-0.48%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	17.386606	19.553251	12.46%	0
2013	13.833948	17.386606	25.68%	0
2012	12.303237	13.833948	12.44%	0
2011	12.823814	12.303237	-4.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	13.889882	13.698071	-1.38%	0
2013	12.547527	13.889882	10.70%	0
2012	11.794489	12.547527	6.38%	0
2011	12.650376	11.794489	-6.77%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.072677	12.336515	2.19%	0
2013*	10.000000	12.072677	20.73%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.745311	7.45%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	25.139417	25.568018	1.70%	0
2013	18.465155	25.139417	36.15%	0
2012	16.490855	18.465155	11.97%	0
2011	16.948339	16.490855	-2.70%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	16.771204	18.352509	9.43%	0
2013	13.161382	16.771204	27.43%	0
2012	11.781393	13.161382	11.71%	0
2011	11.982155	11.781393	-1.68%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	16.071999	16.766709	4.32%	0
2013	13.748431	16.071999	16.90%	0
2012	12.903225	13.748431	6.55%	0
2011	12.263855	12.903225	5.21%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	15.283270	14.981848	-1.97%	0
2013	10.657317	15.283270	43.41%	0
2012	9.161850	10.657317	16.32%	0
2011	11.018245	9.161850	-16.85%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.780055	-2.20%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.732187	12.154419	-4.54%	0
2013	11.333475	12.732187	12.34%	0
2012	10.647519	11.333475	6.44%	0
2011	11.646042	10.647519	-8.57%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	11.017537	11.033920	0.15%	0
2013	11.302831	11.017537	-2.52%	0
2012	10.675055	11.302831	5.88%	0
2011	10.817348	10.675055	-1.32%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	12.648179	12.752423	0.82%	0
2013	11.548915	12.648179	9.52%	0
2012	10.698552	11.548915	7.95%	0
2011	11.104587	10.698552	-3.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.065897	13.222146	1.20%	0
2013	11.678708	13.065897	11.88%	0
2012	10.676443	11.678708	9.39%	0
2011	11.173044	10.676443	-4.44%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	13.615323	13.797624	1.34%	0
2013	11.591010	13.615323	17.46%	0
2012	10.402047	11.591010	11.43%	0
2011	11.063810	10.402047	-5.98%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	17.035157	14.376832	-15.60%	0
2013	14.182699	17.035157	20.11%	0
2012	13.997625	14.182699	1.32%	0
2011	15.260516	13.997625	-8.28%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	16.376311	17.187584	4.95%	0
2013	13.241371	16.376311	23.68%	0
2012	11.692922	13.241371	13.24%	0
2011	12.006316	11.692922	-2.61%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	16.862776	18.111484	7.41%	0
2013	12.815300	16.862776	31.58%	0
2012	11.579019	12.815300	10.68%	0
2011	11.971052	11.579019	-3.27%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	10.953906	11.193289	2.19%	0
2013	11.560962	10.953906	-5.25%	0
2012	11.316157	11.560962	2.16%	0
2011	10.926474	11.316157	3.57%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	28.399900	29.134099	2.59%	0
2013	21.603979	28.399900	31.46%	0
2012	19.492740	21.603979	10.83%	0
2011	22.599189	19.492740	-13.75%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	19.734185	17.508502	-11.28%	0
2013	15.669598	19.734185	25.94%	0
2012	13.455133	15.669598	16.46%	0
2011	16.824036	13.455133	-20.02%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	21.781927	22.446514	3.05%	0
2013	17.293334	21.781927	25.96%	0
2012	14.068036	17.293334	22.93%	0
2011	15.984556	14.068036	-11.99%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.140475	11.085340	-0.49%	0
2013	9.303093	11.140475	19.75%	0
2012	8.337888	9.303093	11.58%	0
2011	8.752386	8.337888	-4.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	12.758090	12.913188	1.22%	0
2013	11.573110	12.758090	10.24%	0
2012	10.619196	11.573110	8.98%	0
2011	10.719514	10.619196	-0.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	17.948690	18.880152	5.19%	0
2013	14.304423	17.948690	25.48%	0
2012	13.206355	14.304423	8.31%	0
2011	12.876507	13.206355	2.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	24.813215	24.143592	-2.70%	0
2013	18.824536	24.813215	31.81%	0
2012	16.436034	18.824536	14.53%	0
2011	17.650879	16.436034	-6.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.222368	-7.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	19.626203	16.874254	-14.02%	0
2013	16.495868	19.626203	18.98%	0
2012	14.421745	16.495868	14.38%	0
2011	16.679436	14.421745	-13.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.864477	-1.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.084253	11.147116	0.57%	0
2013	10.087882	11.084253	9.88%	0
2012*	10.000000	10.087882	0.88%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.777236	9.900260	1.26%	0
2013*	10.000000	9.777236	-2.23%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.540799	10.418991	-9.72%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.334774	15.477536	-5.25%	0
2013	12.798004	16.334774	27.64%	0
2012	10.787927	12.798004	18.63%	0
2011	11.252073	10.787927	-4.12%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.871188	13.470102	4.65%	0
2013	9.516254	12.871188	35.25%	0
2012*	10.000000	9.516254	-4.84%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.214219	12.309916	0.78%	0
2013	9.827101	12.214219	24.29%	0
2012*	10.000000	9.827101	-1.73%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.700616	13.232895	4.19%	0
2013	9.609551	12.700616	32.17%	0
2012*	10.000000	9.609551	-3.90%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.423398	14.136236	-8.35%	0
2013	12.739543	15.423398	21.07%	0
2012	11.049543	12.739543	15.29%	0
2011	12.306924	11.049543	-10.22%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.409721	11.249188	-1.41%	0
2013	10.672352	11.409721	6.91%	0
2012*	10.000000	10.672352	6.72%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.490029	13.035029	4.36%	0
2013	9.935012	12.490029	25.72%	0
2012*	10.000000	9.935012	-0.65%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	17.273788	18.089246	4.72%	0
2013	14.902687	17.273788	15.91%	0
2012	13.587179	14.902687	9.68%	0
2011	13.854830	13.587179	-1.93%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	21.396116	22.453661	4.94%	0
2013	16.895992	21.396116	26.63%	0
2012	14.100498	16.895992	19.83%	0
2011	15.660373	14.100498	-9.96%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.872110	13.617971	5.79%	0
2013	9.826499	12.872110	30.99%	0
2012*	10.000000	9.826499	-1.74%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	26.480569	22.518984	-14.96%	0
2013	23.949480	26.480569	10.57%	0
2012	21.873106	23.949480	9.49%	0
2011	33.412546	21.873106	-34.54%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.327918	-6.72%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.790152	12.341856	-10.50%	0
2013	10.092871	13.790152	36.63%	0
2012*	10.000000	10.092871	0.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.709306	21.014272	6.62%	0
2013	15.023247	19.709306	31.19%	0
2012	13.400694	15.023247	12.11%	0
2011	13.914838	13.400694	-3.69%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.963510	13.662715	-2.15%	0
2013	11.307443	13.963510	23.49%	0
2012	10.081931	11.307443	12.16%	0
2011	10.608532	10.081931	-4.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.349338	13.267289	7.43%	0
2013	9.863224	12.349338	25.21%	0
2012	8.960496	9.863224	10.07%	0
2011*	10.000000	8.960496	-10.40%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.433419	20.143560	9.28%	0
2013	14.469445	18.433419	27.40%	0
2012	13.068760	14.469445	10.72%	0
2011	13.441487	13.068760	-2.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.157535	12.349389	1.58%	0
2013	10.192461	12.157535	19.28%	0
2012	9.104661	10.192461	11.95%	0
2011	9.323206	9.104661	-2.34%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	9.757934	9.910843	1.57%	0
2013	10.352186	9.757934	-5.74%	0
2012	10.194487	10.352186	1.55%	0
2011	9.965521	10.194487	2.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.257145	13.061687	-1.47%	0
2013	10.651504	13.257145	24.46%	0
2012	9.018235	10.651504	18.11%	0
2011	10.277471	9.018235	-12.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	11.946192	12.490290	4.55%	0
2013	9.526439	11.946192	25.40%	0
2012	8.387553	9.526439	13.58%	0
2011	9.095154	8.387553	-7.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	10.848075	11.568958	6.65%	0
2013	8.432277	10.848075	28.65%	0
2012	7.445710	8.432277	13.25%	0
2011	7.871295	7.445710	-5.41%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	15.225129	15.105975	-0.78%	0
2013	14.697104	15.225129	3.59%	0
2012	13.261532	14.697104	10.83%	0
2011	13.201879	13.261532	0.45%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	17.654490	18.605359	5.39%	0
2013	13.486429	17.654490	30.91%	0
2012	11.796883	13.486429	14.32%	0
2011	12.511395	11.796883	-5.71%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.175417	11.521383	3.10%	0
2013	8.047297	11.175417	38.87%	0
2012	7.119629	8.047297	13.03%	0
2011	8.329268	7.119629	-14.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.401391	13.259366	6.92%	0
2013	9.251153	12.401391	34.05%	0
2012	8.585364	9.251153	7.75%	0
2011	9.172769	8.585364	-6.40%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.120042	11.242413	1.10%	0
2013	8.876879	11.120042	25.27%	0
2012	7.899680	8.876879	12.37%	0
2011	8.720858	7.899680	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.009904	11.109838	0.91%	0
2013	9.924930	11.009904	10.93%	0
2012	9.237379	9.924930	7.44%	0
2011	9.677163	9.237379	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.177260	11.321975	1.29%	0
2013	9.528243	11.177260	17.31%	0
2012	8.666678	9.528243	9.94%	0
2011	9.277075	8.666678	-6.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.476312	10.474011	-0.02%	0
2013	10.319196	10.476312	1.52%	0
2012	9.922630	10.319196	4.00%	0
2011	10.112439	9.922630	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.682478	10.568871	-1.06%	0
2013*	10.000000	10.682478	6.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.819167	10.573599	-2.27%	0
2013*	10.000000	10.819167	8.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.097500	11.227500	1.17%	0
2013	9.736605	11.097500	13.98%	0
2012	8.956510	9.736605	8.71%	0
2011	9.477830	8.956510	-5.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.131139	11.260618	1.16%	0
2013	9.257470	11.131139	20.24%	0
2012	8.351070	9.257470	10.85%	0
2011	9.054035	8.351070	-7.76%	472
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	10.875285	10.951360	0.70%	0
2013	10.104898	10.875285	7.62%	0
2012	9.491820	10.104898	6.46%	0
2011	9.836541	9.491820	-3.50%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.663606	10.799783	1.28%	0
2013	11.261578	10.663606	-5.31%	0
2012	10.830374	11.261578	3.98%	0
2011	10.535856	10.830374	2.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.533303	11.703194	1.47%	0
2013	12.170123	11.533303	-5.23%	0
2012	11.744027	12.170123	3.63%	0
2011	11.445248	11.744027	2.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	25.756982	23.491539	-8.80%	0
2013	26.508642	25.756982	-2.84%	0
2012	23.421737	26.508642	13.18%	0
2011	31.274956	23.421737	-25.11%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	10.260560	10.380684	1.17%	0
2013	11.053579	10.260560	-7.17%	0
2012	11.086924	11.053579	-0.30%	0
2011	10.683170	11.086924	3.78%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.145389	7.823893	-3.95%	0
2013	7.161203	8.145389	13.74%	0
2012	6.424120	7.161203	11.47%	0
2011	7.377332	6.424120	-12.92%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.120960	8.278400	-9.24%	0
2013	7.790346	9.120960	17.08%	0
2012	6.811999	7.790346	14.36%	0
2011	8.078636	6.811999	-15.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.906459	18.188163	1.57%	0
2013	14.544607	17.906459	23.11%	0
2012	12.971403	14.544607	12.13%	0
2011	13.954979	12.971403	-7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.713531	13.876213	1.19%	0
2013	12.496556	13.713531	9.74%	0
2012	11.808940	12.496556	5.82%	0
2011	12.097696	11.808940	-2.39%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.572199	15.851333	1.79%	0
2013	13.469323	15.572199	15.61%	0
2012	12.403410	13.469323	8.59%	0
2011	12.940274	12.403410	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	11.115929	11.173059	0.51%	0
2013	10.959778	11.115929	1.42%	0
2012	10.771382	10.959778	1.75%	0
2011	10.815312	10.771382	-0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.519397	10.427438	-0.87%	0
2013*	10.000000	10.519397	5.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.606707	10.439881	-1.57%	0
2013*	10.000000	10.606707	6.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.641127	14.899211	1.76%	0
2013	12.975337	14.641127	12.84%	0
2012	12.103593	12.975337	7.20%	0
2011	12.514351	12.103593	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.605258	16.861945	1.55%	0
2013	14.024484	16.605258	18.40%	0
2012	12.743169	14.024484	10.05%	0
2011	13.456559	12.743169	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	12.941258	13.114075	1.34%	0
2013	12.105443	12.941258	6.90%	0
2012	11.581895	12.105443	4.52%	0
2011	11.728137	11.581895	-1.25%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.083838	20.044528	5.03%	0
2013	14.472955	19.083838	31.86%	0
2012	12.632944	14.472955	14.57%	0
2011	13.390535	12.632944	-5.66%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.852758	-1.47%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.047169	0.47%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	23.762089	25.155513	5.86%	0
2013	18.459347	23.762089	28.73%	0
2012	16.242738	18.459347	13.65%	0
2011	17.225623	16.242738	-5.71%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.115102	7.851361	-3.25%	0
2013	8.387700	8.115102	-3.25%	0
2012	8.670232	8.387700	-3.26%	0
2011	8.960664	8.670232	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	11.892871	11.953225	0.51%	0
2013	12.432207	11.892871	-4.34%	0
2012	11.448403	12.432207	8.59%	0
2011	11.210010	11.448403	2.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	9.943776	9.490458	-4.56%	0
2013	8.488514	9.943776	17.14%	0
2012	7.595448	8.488514	11.76%	0
2011	8.686146	7.595448	-12.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	14.324398	12.517499	-12.61%	0
2013	12.230826	14.324398	17.12%	0
2012	10.801217	12.230826	13.24%	0
2011	13.355971	10.801217	-19.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	11.889143	12.670108	6.57%	0
2013	9.142112	11.889143	30.05%	0
2012	8.136623	9.142112	12.36%	0
2011	8.690303	8.136623	-6.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.275870	12.026877	6.66%	0
2013	8.631136	11.275870	30.64%	0
2012	7.587064	8.631136	13.76%	0
2011	8.350217	7.587064	-9.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.650097	12.694142	0.35%	0
2013	9.433042	12.650097	34.10%	0
2012	8.505133	9.433042	10.91%	0
2011	9.199785	8.505133	-7.55%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.486450	15.269035	13.22%	0
2013	10.273757	13.486450	31.27%	0
2012	9.127684	10.273757	12.56%	0
2011	9.657911	9.127684	-5.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	16.729742	16.596795	-0.79%	0
2013	12.011927	16.729742	39.28%	0
2012	10.978911	12.011927	9.41%	0
2011	11.445568	10.978911	-4.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	23.539560	24.315267	3.30%	0
2013	17.375335	23.539560	35.48%	0
2012	14.928940	17.375335	16.39%	0
2011	16.319489	14.928940	-8.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	22.772348	22.154612	-2.71%	0
2013	16.746017	22.772348	35.99%	0
2012	15.022412	16.746017	11.47%	0
2011	16.482647	15.022412	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	15.211408	16.456077	8.18%	0
2013	12.020869	15.211408	26.54%	0
2012	10.914275	12.020869	10.14%	0
2011	11.237662	10.914275	-2.88%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.970801	12.406648	24.43%	0
2013	10.034808	9.970801	-0.64%	0
2012	8.974284	10.034808	11.82%	0
2011	8.738631	8.974284	2.70%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.543960	12.629404	9.40%	0
2013*	10.000000	11.543960	15.44%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.495879	9.232639	-2.77%	0
2013	9.804536	9.495879	-3.15%	0
2012	9.789797	9.804536	0.15%	0
2011	9.988089	9.789797	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.403371	12.546418	1.15%	0
2013*	10.000000	12.403371	24.03%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	14.939690	13.276379	-11.13%	0
2013	12.857690	14.939690	16.19%	0
2012	11.115809	12.857690	15.67%	0
2011	13.119051	11.115809	-15.27%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	8.640066	8.410247	-2.66%	0
2013	8.875572	8.640066	-2.65%	0
2012	8.770588	8.875572	1.20%	0
2011	9.038293	8.770588	-2.96%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	15.061742	15.077883	0.11%	0
2013	10.674575	15.061742	41.10%	0
2012	10.139554	10.674575	5.28%	0
2011	10.591807	10.139554	-4.27%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.645669	19.912582	6.79%	0
2013	14.005170	18.645669	33.13%	0
2012	13.044539	14.005170	7.36%	0
2011	13.910382	13.044539	-6.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	22.905265	22.616398	-1.26%	0
2013	18.642457	22.905265	22.87%	0
2012	15.932138	18.642457	17.01%	0
2011	18.001560	15.932138	-11.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.750634	9.668773	-0.84%	0
2013	10.115327	9.750634	-3.61%	0
2012*	10.000000	10.115327	1.15%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.914255	-10.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	16.462454	17.584004	6.81%	0
2013	12.945270	16.462454	27.17%	0
2012	11.475117	12.945270	12.81%	0
2011	11.897214	11.475117	-3.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	24.266956	26.214614	8.03%	0
2013	17.835896	24.266956	36.06%	0
2012	15.667845	17.835896	13.84%	0
2011	16.588457	15.667845	-5.55%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.154476	9.869111	-2.81%	0
2013	10.484143	10.154476	-3.14%	0
2012*	10.000000	10.484143	4.84%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.571854	-4.28%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.957869	10.633643	-2.96%	0
2013	12.122018	10.957869	-9.60%	0
2012	11.907302	12.122018	1.80%	0
2011	11.350867	11.907302	4.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.612610	10.344527	-2.53%	0
2013	10.994641	10.612610	-3.47%	0
2012	10.747006	10.994641	2.30%	0
2011	10.996195	10.747006	-2.27%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.910590	9.988102	0.78%	0
2013	10.458219	9.910590	-5.24%	0
2012	9.872536	10.458219	5.93%	0
2011*	10.000000	9.872536	-1.27%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	15.604179	16.717383	7.13%	0
2013	11.887010	15.604179	31.27%	0
2012	10.313497	11.887010	15.26%	0
2011	11.178152	10.313497	-7.74%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	16.182101	14.594880	-9.81%	0
2013	13.059445	16.182101	23.91%	0
2012	11.072432	13.059445	17.95%	0
2011	13.777142	11.072432	-19.63%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	17.304024	18.369097	6.16%	0
2013	12.443725	17.304024	39.06%	0
2012	11.260542	12.443725	10.51%	0
2011	14.166993	11.260542	-20.52%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.512109	26.042637	26.96%	0
2013	14.085490	20.512109	45.63%	0
2012	11.114205	14.085490	26.73%	0
2011	10.405980	11.114205	6.81%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	10.136801	10.549361	4.07%	0
2013	10.538487	10.136801	-3.81%	0
2012	9.976238	10.538487	5.64%	0
2011	9.781841	9.976238	1.99%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	18.041269	17.959383	-0.45%	0
2013	20.437085	18.041269	-11.72%	0
2012	17.921496	20.437085	14.04%	0
2011	17.328906	17.921496	3.42%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.273627	8.040434	-21.74%	0
2013	9.606778	10.273627	6.94%	0
2012*	10.000000	9.606778	-3.93%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.150826	7.920440	-21.97%	0
2013	9.512483	10.150826	6.71%	0
2012*	10.000000	9.512483	-4.88%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	20.549204	19.507788	-5.07%	0
2013	14.137485	20.549204	45.35%	0
2012	13.547294	14.137485	4.36%	0
2011	14.676185	13.547294	-7.69%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.823293	10.895137	0.66%	0
2013	10.009696	10.823293	8.13%	0
2012*	10.000000	10.009696	0.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.513911	17.434489	5.57%	0
2013	12.701101	16.513911	30.02%	0
2012	11.215163	12.701101	13.25%	0
2011	10.944665	11.215163	2.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	24.214931	25.484175	5.24%	0
2013	18.212381	24.214931	32.96%	0
2012	15.915432	18.212381	14.43%	0
2011	18.029232	15.915432	-11.72%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.804697	10.781734	-0.21%	0
2013	12.221388	10.804697	-11.59%	0
2012	11.782352	12.221388	3.73%	0
2011	10.913926	11.782352	7.96%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	16.474154	17.876550	8.51%	0
2013	12.587208	16.474154	30.88%	0
2012	11.385223	12.587208	10.56%	0
2011	11.457747	11.385223	-0.63%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	17.154397	19.262208	12.29%	0
2013	13.670368	17.154397	25.49%	0
2012	12.176679	13.670368	12.27%	0
2011	12.711574	12.176679	-4.21%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	13.789689	13.578179	-1.53%	0
2013	12.476354	13.789689	10.53%	0
2012	11.745832	12.476354	6.22%	0
2011	12.617707	11.745832	-6.91%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.060181	12.304639	2.03%	0
2013*	10.000000	12.060181	20.60%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.734173	7.34%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.726752	25.109329	1.55%	0
2013	18.190227	24.726752	35.93%	0
2012	16.270595	18.190227	11.80%	0
2011	16.747886	16.270595	-2.85%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	16.495853	18.023219	9.26%	0
2013	12.965384	16.495853	27.23%	0
2012	11.624010	12.965384	11.54%	0
2011	11.840407	11.624010	-1.83%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	15.808210	16.465948	4.16%	0
2013	13.543753	15.808210	16.72%	0
2012	12.730912	13.543753	6.38%	0
2011	12.118824	12.730912	5.05%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	15.032330	14.712998	-2.12%	0
2013	10.498584	15.032330	43.18%	0
2012	9.039428	10.498584	16.14%	0
2011	10.887890	9.039428	-16.98%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.769877	-2.30%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.523158	11.936336	-4.69%	0
2013	11.164716	12.523158	12.17%	0
2012	10.505294	11.164716	6.28%	0
2011	11.508286	10.505294	-8.72%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	10.836708	10.836002	-0.01%	0
2013	11.134585	10.836708	-2.68%	0
2012	10.532521	11.134585	5.72%	0
2011	10.689439	10.532521	-1.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	12.479249	12.562597	0.67%	0
2013	11.412362	12.479249	9.35%	0
2012	10.588505	11.412362	7.78%	0
2011	11.007403	10.588505	-3.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	12.891390	13.025322	1.04%	0
2013	11.540611	12.891390	11.70%	0
2012	10.566615	11.540611	9.22%	0
2011	11.075244	10.566615	-4.59%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	13.433447	13.592205	1.18%	0
2013	11.453935	13.433447	17.28%	0
2012	10.295026	11.453935	11.26%	0
2011	10.966951	10.295026	-6.13%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	16.807573	14.162735	-15.74%	0
2013	14.014944	16.807573	19.93%	0
2012	13.853583	14.014944	1.16%	0
2011	15.126898	13.853583	-8.42%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	16.107494	16.879237	4.79%	0
2013	13.044221	16.107494	23.48%	0
2012	11.536750	13.044221	13.07%	0
2011	11.864318	11.536750	-2.76%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	16.585940	17.786538	7.24%	0
2013	12.624464	16.585940	31.38%	0
2012	11.424341	12.624464	10.50%	0
2011	11.829441	11.424341	-3.42%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	10.774087	10.992479	2.03%	0
2013	11.388846	10.774087	-5.40%	0
2012	11.165036	11.388846	2.00%	0
2011	10.797247	11.165036	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	27.933703	28.611424	2.43%	0
2013	21.282319	27.933703	31.25%	0
2012	19.232404	21.282319	10.66%	0
2011	22.331957	19.232404	-13.88%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	19.410199	17.194332	-11.42%	0
2013	15.436249	19.410199	25.74%	0
2012	13.275393	15.436249	16.28%	0
2011	16.625063	13.275393	-20.15%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	21.424349	22.043795	2.89%	0
2013	17.035841	21.424349	25.76%	0
2012	13.880134	17.035841	22.74%	0
2011	15.795506	13.880134	-12.13%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.042926	10.971241	-0.65%	0
2013	9.235934	11.042926	19.56%	0
2012	8.290583	9.235934	11.40%	0
2011	8.716229	8.290583	-4.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	12.607241	12.740724	1.06%	0
2013	11.454014	12.607241	10.07%	0
2012	10.526271	11.454014	8.81%	0
2011	10.642184	10.526271	-1.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	17.654013	18.541388	5.03%	0
2013	14.091415	17.654013	25.28%	0
2012	13.029954	14.091415	8.15%	0
2011	12.724200	13.029954	2.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	24.405898	23.710429	-2.85%	0
2013	18.544256	24.405898	31.61%	0
2012	16.216510	18.544256	14.35%	0
2011	17.442131	16.216510	-7.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.212766	-7.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	19.304030	16.571494	-14.16%	0
2013	16.250257	19.304030	18.79%	0
2012	14.229118	16.250257	14.20%	0
2011	16.482182	14.229118	-13.67%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.854211	-1.46%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.055613	11.101093	0.41%	0
2013	10.077448	11.055613	9.71%	0
2012*	10.000000	10.077448	0.77%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.767090	9.874654	1.10%	0
2013*	10.000000	9.767090	-2.33%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.484262	10.351868	-9.86%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.254794	15.377861	-5.39%	0
2013	12.755103	16.254794	27.44%	0
2012	10.768490	12.755103	18.45%	0
2011	11.249208	10.768490	-4.27%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.837754	13.414265	4.49%	0
2013	9.506254	12.837754	35.05%	0
2012*	10.000000	9.506254	-4.94%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.182688	12.259103	0.63%	0
2013	9.816941	12.182688	24.10%	0
2012*	10.000000	9.816941	-1.83%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.667613	13.178045	4.03%	0
2013	9.599457	12.667613	31.96%	0
2012*	10.000000	9.599457	-4.01%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.312128	14.012470	-8.49%	0
2013	12.667266	15.312128	20.88%	0
2012	11.003947	12.667266	15.12%	0
2011	12.275140	11.003947	-10.36%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.380256	11.202748	-1.56%	0
2013	10.661319	11.380256	6.74%	0
2012*	10.000000	10.661319	6.61%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.457794	12.981230	4.20%	0
2013	9.924741	12.457794	25.52%	0
2012*	10.000000	9.924741	-0.75%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	16.990233	17.764724	4.56%	0
2013	14.680809	16.990233	15.73%	0
2012	13.405718	14.680809	9.51%	0
2011	13.690975	13.405718	-2.08%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	21.044862	22.050809	4.78%	0
2013	16.644404	21.044862	26.44%	0
2012	13.912153	16.644404	19.64%	0
2011	15.475135	13.912153	-10.10%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.838659	13.561527	5.63%	0
2013	9.816177	12.838659	30.79%	0
2012*	10.000000	9.816177	-1.84%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	26.045778	22.114854	-15.09%	0
2013	23.592804	26.045778	10.40%	0
2012	21.580911	23.592804	9.32%	0
2011	33.017403	21.580911	-34.64%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.318239	-6.82%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.754556	12.290894	-10.64%	0
2013	10.082434	13.754556	36.42%	0
2012*	10.000000	10.082434	0.82%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.385738	20.637238	6.46%	0
2013	14.799529	19.385738	30.99%	0
2012	13.221694	14.799529	11.93%	0
2011	13.750249	13.221694	-3.84%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.884370	13.564221	-2.31%	0
2013	11.260798	13.884370	23.30%	0
2012	10.055963	11.260798	11.98%	0
2011	10.597611	10.055963	-5.11%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.298370	13.192048	7.27%	0
2013	9.837762	12.298370	25.01%	0
2012	8.951274	9.837762	9.90%	0
2011*	10.000000	8.951274	-10.49%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.300438	19.967251	9.11%	0
2013	14.387349	18.300438	27.20%	0
2012	13.014833	14.387349	10.55%	0
2011	13.406781	13.014833	-2.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.013691	12.184360	1.42%	0
2013	10.087504	12.013691	19.09%	0
2012	9.024936	10.087504	11.77%	0
2011	9.255886	9.024936	-2.50%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	9.642512	9.778420	1.41%	0
2013	10.245630	9.642512	-5.89%	0
2012	10.105255	10.245630	1.39%	0
2011	9.893585	10.105255	2.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.100351	12.887206	-1.63%	0
2013	10.541853	13.100351	24.27%	0
2012	8.939276	10.541853	17.93%	0
2011	10.203285	8.939276	-12.39%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	11.804882	12.323402	4.39%	0
2013	9.428355	11.804882	25.21%	0
2012	8.314118	9.428355	13.40%	0
2011	9.029493	8.314118	-7.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	10.736408	11.432122	6.48%	0
2013	8.358421	10.736408	28.45%	0
2012	7.391982	8.358421	13.07%	0
2011	7.826600	7.391982	-5.55%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	14.975222	14.834999	-0.94%	0
2013	14.478304	14.975222	3.43%	0
2012	13.084444	14.478304	10.65%	0
2011	13.045774	13.084444	0.30%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	17.364661	18.271548	5.22%	0
2013	13.285606	17.364661	30.70%	0
2012	11.639302	13.285606	14.14%	0
2011	12.363409	11.639302	-5.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.077578	11.402810	2.94%	0
2013	7.989223	11.077578	38.66%	0
2012	7.079238	7.989223	12.85%	0
2011	8.294860	7.079238	-14.66%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.292785	13.122876	6.75%	0
2013	9.184366	12.292785	33.84%	0
2012	8.536655	9.184366	7.59%	0
2011	9.134866	8.536655	-6.55%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.022631	11.126647	0.94%	0
2013	8.812775	11.022631	25.08%	0
2012	7.854844	8.812775	12.20%	0
2011	8.684815	7.854844	-9.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	10.913528	10.995521	0.75%	0
2013	9.853322	10.913528	10.76%	0
2012	9.185008	9.853322	7.28%	0
2011	9.637214	9.185008	-4.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.079428	11.205463	1.14%	0
2013	9.459500	11.079428	17.12%	0
2012	8.617532	9.459500	9.77%	0
2011	9.238768	8.617532	-6.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.384626	10.366253	-0.18%	0
2013	10.244766	10.384626	1.37%	0
2012	9.866396	10.244766	3.83%	0
2011	10.070703	9.866396	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.671396	10.541540	-1.22%	0
2013*	10.000000	10.671396	6.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.807963	10.546258	-2.42%	0
2013*	10.000000	10.807963	8.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.000323	11.111938	1.01%	4,607
2013	9.666329	11.000323	13.80%	4,607
2012	8.905712	9.666329	8.54%	4,607
2011	9.438676	8.905712	-5.65%	4,607
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.033681	11.144725	1.01%	0
2013	9.190663	11.033681	20.05%	0
2012	8.303711	9.190663	10.68%	0
2011	9.016649	8.303711	-7.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	10.780085	10.838650	0.54%	0
2013	10.031992	10.780085	7.46%	0
2012	9.438000	10.031992	6.29%	0
2011	9.795921	9.438000	-3.65%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.570255	10.688645	1.12%	0
2013	11.180331	10.570255	-5.46%	0
2012	10.768989	11.180331	3.82%	0
2011	10.492354	10.768989	2.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.432379	11.582803	1.32%	0
2013	12.082356	11.432379	-5.38%	0
2012	11.677470	12.082356	3.47%	0
2011	11.398007	11.677470	2.45%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	25.334145	23.070038	-8.94%	0
2013	26.113972	25.334145	-2.99%	0
2012	23.108927	26.113972	13.00%	0
2011	30.905145	23.108927	-25.23%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	10.092116	10.194432	1.01%	0
2013	10.888992	10.092116	-7.32%	0
2012	10.938846	10.888992	-0.46%	0
2011	10.556801	10.938846	3.62%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.074097	7.743382	-4.10%	0
2013	7.109543	8.074097	13.57%	0
2012	6.387688	7.109543	11.30%	0
2011	7.346871	6.387688	-13.06%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.013038	8.167760	-9.38%	0
2013	7.710122	9.013038	16.90%	0
2012	6.752342	7.710122	14.18%	0
2011	8.020313	6.752342	-15.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.612483	17.861819	1.42%	0
2013	14.328032	17.612483	22.92%	0
2012	12.798139	14.328032	11.95%	0
2011	13.789926	12.798139	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.614566	13.754712	1.03%	0
2013	12.425641	13.614566	9.57%	0
2012	11.760208	12.425641	5.66%	0
2011	12.066437	11.760208	-2.54%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.459846	15.712560	1.63%	0
2013	13.392887	15.459846	15.43%	0
2012	12.352219	13.392887	8.42%	0
2011	12.906848	12.352219	-4.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	10.933440	10.972588	0.36%	0
2013	10.796589	10.933440	1.27%	0
2012	10.627509	10.796589	1.59%	0
2011	10.687380	10.627509	-0.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.508496	10.400479	-1.03%	0
2013*	10.000000	10.508496	5.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.595722	10.412884	-1.73%	0
2013*	10.000000	10.595722	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.400834	14.631968	1.61%	0
2013	12.782192	14.400834	12.66%	0
2012	11.941982	12.782192	7.04%	0
2011	12.366385	11.941982	-3.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.332627	16.559387	1.39%	0
2013	13.815642	16.332627	18.22%	0
2012	12.572943	13.815642	9.88%	0
2011	13.297385	12.572943	-5.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	12.728858	12.878838	1.18%	0
2013	11.925248	12.728858	6.74%	0
2012	11.427248	11.925248	4.36%	0
2011	11.589467	11.427248	-1.40%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	18.946230	19.869131	4.87%	0
2013	14.390877	18.946230	31.65%	0
2012	12.580840	14.390877	14.39%	0
2011	13.355973	12.580840	-5.80%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.845634	-1.54%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.039898	0.40%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	23.371960	24.704136	5.70%	0
2013	18.184449	23.371960	28.53%	0
2012	16.025748	18.184449	13.47%	0
2011	17.021856	16.025748	-5.85%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.978804	7.707519	-3.40%	0
2013	8.259636	7.978804	-3.40%	0
2012	8.551157	8.259636	-3.41%	0
2011	8.851286	8.551157	-3.39%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	11.697658	11.738782	0.35%	0
2013	12.247135	11.697658	-4.49%	0
2012	11.295536	12.247135	8.42%	0
2011	11.077451	11.295536	1.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	9.856708	9.392765	-4.71%	0
2013	8.427251	9.856708	16.96%	0
2012	7.552363	8.427251	11.58%	0
2011	8.650265	7.552363	-12.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	14.089197	12.292861	-12.75%	0
2013	12.048680	14.089197	16.94%	0
2012	10.656914	12.048680	13.06%	0
2011	13.197990	10.656914	-19.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	11.785058	12.539715	6.40%	0
2013	9.076135	11.785058	29.85%	0
2012	8.090467	9.076135	12.18%	0
2011	8.654388	8.090467	-6.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.177093	11.903041	6.49%	0
2013	8.568801	11.177093	30.44%	0
2012	7.543989	8.568801	13.58%	0
2011	8.315697	7.543989	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.539340	12.563497	0.19%	0
2013	9.364952	12.539340	33.90%	0
2012	8.456885	9.364952	10.74%	0
2011	9.161780	8.456885	-7.69%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.368365	15.111889	13.04%	0
2013	10.199599	13.368365	31.07%	0
2012	9.075906	10.199599	12.38%	0
2011	9.618011	9.075906	-5.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	16.455045	16.298960	-0.95%	0
2013	11.833016	16.455045	39.06%	0
2012	10.832226	11.833016	9.24%	0
2011	11.310156	10.832226	-4.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	23.153153	23.879040	3.14%	0
2013	17.116621	23.153153	35.27%	0
2012	14.729533	17.116621	16.21%	0
2011	16.126483	14.729533	-8.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	22.398610	21.757203	-2.86%	0
2013	16.496720	22.398610	35.78%	0
2012	14.821805	16.496720	11.30%	0
2011	16.287750	14.821805	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	14.961734	16.160880	8.01%	0
2013	11.841912	14.961734	26.35%	0
2012	10.768520	11.841912	9.97%	0
2011	11.104768	10.768520	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.883414	12.278862	24.24%	0
2013	9.962318	9.883414	-0.79%	0
2012	8.923321	9.962318	11.64%	0
2011	8.702466	8.923321	2.54%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.532007	12.596773	9.23%	0
2013*	10.000000	11.532007	15.32%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.412748	9.137626	-2.92%	0
2013	9.733801	9.412748	-3.30%	0
2012	9.734311	9.733801	-0.01%	0
2011	9.946862	9.734311	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.390532	12.513987	1.00%	0
2013*	10.000000	12.390532	23.91%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	14.831914	13.160158	-11.27%	0
2013	12.784737	14.831914	16.01%	0
2012	11.069937	12.784737	15.49%	0
2011	13.085189	11.069937	-15.40%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	8.498239	8.259362	-2.81%	0
2013	8.743426	8.498239	-2.80%	0
2012	8.653469	8.743426	1.04%	0
2011	8.931405	8.653469	-3.11%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	14.814446	14.807315	-0.05%	0
2013	10.515592	14.814446	40.88%	0
2012	10.004088	10.515592	5.11%	0
2011	10.466499	10.004088	-4.42%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.339525	19.555270	6.63%	0
2013	13.796591	18.339525	32.93%	0
2012	12.870264	13.796591	7.20%	0
2011	13.745811	12.870264	-6.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	22.529212	22.210601	-1.41%	0
2013	18.364842	22.529212	22.68%	0
2012	15.719312	18.364842	16.83%	0
2011	17.788643	15.719312	-11.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.732794	9.636125	-0.99%	0
2013	10.112497	9.732794	-3.75%	0
2012*	10.000000	10.112497	1.12%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.905011	-10.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	16.192193	17.268515	6.65%	0
2013	12.752507	16.192193	26.97%	0
2012	11.321828	12.752507	12.64%	0
2011	11.756477	11.321828	-3.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	23.868596	25.744306	7.86%	0
2013	17.570320	23.868596	35.85%	0
2012	15.458576	17.570320	13.66%	0
2011	16.392260	15.458576	-5.70%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.128254	9.828357	-2.96%	0
2013	10.473306	10.128254	-3.29%	0
2012*	10.000000	10.473306	4.73%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.561895	-4.38%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.878796	10.540546	-3.11%	0
2013	12.053227	10.878796	-9.74%	0
2012	11.858167	12.053227	1.64%	0
2011	11.321523	11.858167	4.74%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.536028	10.253969	-2.68%	0
2013	10.932254	10.536028	-3.62%	0
2012	10.702654	10.932254	2.15%	0
2011	10.967763	10.702654	-2.42%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.869681	9.931461	0.63%	0
2013	10.431229	9.869681	-5.38%	0
2012	9.862398	10.431229	5.77%	0
2011*	10.000000	9.862398	-1.38%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	15.348048	16.417491	6.97%	0
2013	11.710043	15.348048	31.07%	0
2012	10.175761	11.710043	15.08%	0
2011	11.045957	10.175761	-7.88%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	15.916392	14.332967	-9.95%	0
2013	12.864937	15.916392	23.72%	0
2012	10.924500	12.864937	17.76%	0
2011	13.614179	10.924500	-19.76%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	17.019969	18.039545	5.99%	0
2013	12.258444	17.019969	38.84%	0
2012	11.110136	12.258444	10.34%	0
2011	13.999447	11.110136	-20.64%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.395922	25.855016	26.77%	0
2013	14.027424	20.395922	45.40%	0
2012	11.085602	14.027424	26.54%	0
2011	10.395276	11.085602	6.64%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	9.970423	10.360131	3.91%	0
2013	10.381604	9.970423	-3.96%	0
2012	9.843016	10.381604	5.47%	0
2011	9.666157	9.843016	1.83%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	17.736038	17.628160	-0.61%	0
2013	20.122530	17.736038	-11.86%	0
2012	17.673111	20.122530	13.86%	0
2011	17.115202	17.673111	3.26%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.247030	8.007152	-21.86%	0
2013	9.596799	10.247030	6.78%	0
2012*	10.000000	9.596799	-4.03%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.124593	7.887699	-22.09%	0
2013	9.502636	10.124593	6.55%	0
2012*	10.000000	9.502636	-4.97%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	20.260224	19.203622	-5.22%	0
2013	13.960292	20.260224	45.13%	0
2012	13.398322	13.960292	4.19%	0
2011	14.537307	13.398322	-7.83%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.776671	10.820124	0.40%	0
2013	9.992429	10.776671	7.85%	0
2012*	10.000000	9.992429	-0.08%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.063627	16.915225	5.30%	0
2013	12.386813	16.063627	29.68%	0
2012	10.966085	12.386813	12.96%	0
2011	10.729293	10.966085	2.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	23.554660	24.725128	4.97%	0
2013	17.761715	23.554660	32.61%	0
2012	15.561978	17.761715	14.14%	0
2011	17.674520	15.561978	-11.95%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.391966	10.343041	-0.47%	0
2013	11.785070	10.391966	-11.82%	0
2012	11.391271	11.785070	3.46%	0
2011	10.578967	11.391271	7.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	16.024973	17.344145	8.23%	0
2013	12.275747	16.024973	30.54%	0
2012	11.132376	12.275747	10.27%	0
2011	11.232296	11.132376	-0.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	16.773447	18.785725	12.00%	0
2013	13.401449	16.773447	25.16%	0
2012	11.968197	13.401449	11.98%	0
2011	12.526294	11.968197	-4.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	13.623919	13.380220	-1.79%	0
2013	12.358348	13.623919	10.24%	0
2012	11.664995	12.358348	5.94%	0
2011	12.563323	11.664995	-7.15%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.039328	12.251569	1.76%	0
2013*	10.000000	12.039328	20.39%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.715601	7.16%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.052574	24.361491	1.28%	0
2013	17.740132	24.052574	35.58%	0
2012	15.909255	17.740132	11.51%	0
2011	16.418359	15.909255	-3.10%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	16.046070	17.486426	8.98%	0
2013	12.644560	16.046070	26.90%	0
2012	11.365854	12.644560	11.25%	0
2011	11.607429	11.365854	-2.08%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	15.377242	15.975590	3.89%	0
2013	13.208693	15.377242	16.42%	0
2012	12.448251	13.208693	6.11%	0
2011	11.880420	12.448251	4.78%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	14.622423	14.274751	-2.38%	0
2013	10.238765	14.622423	42.81%	0
2012	8.838654	10.238765	15.84%	0
2011	10.673667	8.838654	-17.19%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.752899	-2.47%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.181666	11.580766	-4.93%	0
2013	10.888433	12.181666	11.88%	0
2012	10.271983	10.888433	6.00%	0
2011	11.281843	10.271983	-8.95%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	10.541211	10.513252	-0.27%	0
2013	10.859078	10.541211	-2.93%	0
2012	10.298633	10.859078	5.44%	0
2011	10.479115	10.298633	-1.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	12.202156	12.251866	0.41%	0
2013	11.187907	12.202156	9.07%	0
2012	10.407250	11.187907	7.50%	0
2011	10.846980	10.407250	-4.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	12.605108	12.703102	0.78%	0
2013	11.313594	12.605108	11.42%	0
2012	10.385701	11.313594	8.93%	0
2011	10.913804	10.385701	-4.84%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	13.135134	13.255969	0.92%	0
2013	11.228615	13.135134	16.98%	0
2012	10.118754	11.228615	10.97%	0
2011	10.807090	10.118754	-6.37%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	16.434201	13.812211	-15.95%	0
2013	13.739147	16.434201	19.62%	0
2012	13.616309	13.739147	0.90%	0
2011	14.906335	13.616309	-8.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	15.668270	16.376477	4.52%	0
2013	12.721433	15.668270	23.16%	0
2012	11.280523	12.721433	12.77%	0
2011	11.630861	11.280523	-3.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	16.133764	17.256855	6.96%	0
2013	12.312122	16.133764	31.04%	0
2012	11.170652	12.312122	10.22%	0
2011	11.596693	11.170652	-3.67%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	10.480338	10.665103	1.76%	0
2013	11.107089	10.480338	-5.64%	0
2012	10.917133	11.107089	1.74%	0
2011	10.584819	10.917133	3.14%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	27.172163	27.759354	2.16%	0
2013	20.755780	27.172163	30.91%	0
2012	18.805365	20.755780	10.37%	0
2011	21.892667	18.805365	-14.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	18.880936	16.682182	-11.65%	0
2013	15.054277	18.880936	25.42%	0
2012	12.980552	15.054277	15.98%	0
2011	16.297991	12.980552	-20.35%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	20.840074	21.387113	2.62%	0
2013	16.614222	20.840074	25.44%	0
2012	13.571817	16.614222	22.42%	0
2011	15.484671	13.571817	-12.35%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	10.881961	10.783332	-0.91%	0
2013	9.124909	10.881961	19.26%	0
2012	8.212223	9.124909	11.11%	0
2011	8.656203	8.212223	-5.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	12.359163	12.457696	0.80%	0
2013	11.257763	12.359163	9.78%	0
2012	10.372835	11.257763	8.53%	0
2011	10.514202	10.372835	-1.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	17.172703	17.989223	4.75%	0
2013	13.742778	17.172703	24.96%	0
2012	12.740628	13.742778	7.87%	0
2011	12.473865	12.740628	2.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	23.740432	23.004201	-3.10%	0
2013	18.085383	23.740432	31.27%	0
2012	15.856364	18.085383	14.06%	0
2011	17.098949	15.856364	-7.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.196740	-8.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	18.777692	16.077906	-14.38%	0
2013	15.848164	18.777692	18.48%	0
2012	13.913125	15.848164	13.91%	0
2011	16.157945	13.913125	-13.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.837079	-1.63%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.008012	11.024684	0.15%	0
2013	10.060066	11.008012	9.42%	0
2012*	10.000000	10.060066	0.60%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.750184	9.832051	0.84%	0
2013*	10.000000	9.750184	-2.50%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.390451	10.240720	-10.09%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.122093	15.212823	-5.64%	0
2013	12.683780	16.122093	27.11%	0
2012	10.736115	12.683780	18.14%	0
2011	11.244433	10.736115	-4.52%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.782067	13.321517	4.22%	0
2013	9.489563	12.782067	34.70%	0
2012*	10.000000	9.489563	-5.10%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.130197	12.174680	0.37%	0
2013	9.799988	12.130197	23.78%	0
2012*	10.000000	9.799988	-2.00%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.612679	13.086915	3.76%	0
2013	9.582612	12.612679	31.62%	0
2012*	10.000000	9.582612	-4.17%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.128071	13.808185	-8.72%	0
2013	12.547447	15.128071	20.57%	0
2012	10.928206	12.547447	14.82%	0
2011	12.222236	10.928206	-10.59%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.331232	11.125621	-1.81%	0
2013	10.642927	11.331232	6.47%	0
2012*	10.000000	10.642927	6.43%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.404126	12.891860	3.93%	0
2013	9.907615	12.404126	25.20%	0
2012*	10.000000	9.907615	-0.92%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	16.527046	17.235700	4.29%	0
2013	14.317618	16.527046	15.43%	0
2012	13.108074	14.317618	9.23%	0
2011	13.421658	13.108074	-2.34%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	20.471114	21.394117	4.51%	0
2013	16.232609	20.471114	26.11%	0
2012	13.603215	16.232609	19.33%	0
2011	15.170683	13.603215	-10.33%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.783000	13.467781	5.36%	0
2013	9.798954	12.783000	30.45%	0
2012*	10.000000	9.798954	-2.01%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	25.335572	21.456090	-15.31%	0
2013	23.009015	25.335572	10.11%	0
2012	21.101664	23.009015	9.04%	0
2011	32.367948	21.101664	-34.81%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.302107	-6.98%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.695309	12.206249	-10.87%	0
2013	10.065031	13.695309	36.07%	0
2012*	10.000000	10.065031	0.65%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	18.857229	20.022662	6.18%	0
2013	14.433371	18.857229	30.65%	0
2012	12.928100	14.433371	11.64%	0
2011	13.479742	12.928100	-4.09%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.213725	13.067348	6.99%	0
2013	9.795393	12.213725	24.69%	0
2012	8.935890	9.795393	9.62%	0
2011*	10.000000	8.935890	-10.64%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.080535	19.676272	8.83%	0
2013	14.251315	18.080535	26.87%	0
2012	12.925308	14.251315	10.26%	0
2011	13.349032	12.925308	-3.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	11.777340	11.913744	1.16%	0
2013	9.914691	11.777340	18.79%	0
2012	8.893389	9.914691	11.48%	0
2011	9.144588	8.893389	-2.75%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	9.452848	9.561278	1.15%	0
2013	10.070156	9.452848	-6.13%	0
2012	9.958027	10.070156	1.13%	0
2011	9.774665	9.958027	1.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	12.842534	12.600877	-1.88%	0
2013	10.361199	12.842534	23.95%	0
2012	8.808930	10.361199	17.62%	0
2011	10.080566	8.808930	-12.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	11.572554	12.049597	4.12%	0
2013	9.266769	11.572554	24.88%	0
2012	8.192875	9.266769	13.11%	0
2011	8.920853	8.192875	-8.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	10.552417	11.207129	6.20%	0
2013	8.236492	10.552417	28.12%	0
2012	7.303090	8.236492	12.78%	0
2011	7.752512	7.303090	-5.80%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	14.566991	14.393241	-1.19%	0
2013	14.120157	14.566991	3.16%	0
2012	12.793959	14.120157	10.37%	0
2011	12.789162	12.793959	0.04%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	16.891180	17.727338	4.95%	0
2013	12.956862	16.891180	30.36%	0
2012	11.380812	12.956862	13.85%	0
2011	12.120138	11.380812	-6.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	10.916004	11.207408	2.67%	0
2013	7.893105	10.916004	38.30%	0
2012	7.012264	7.893105	12.56%	0
2011	8.237673	7.012264	-14.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.113523	12.898039	6.48%	0
2013	9.073892	12.113523	33.50%	0
2012	8.455902	9.073892	7.31%	0
2011	9.071894	8.455902	-6.79%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	10.861908	10.936022	0.68%	0
2013	8.706793	10.861908	24.75%	0
2012	7.780565	8.706793	11.90%	0
2011	8.624968	7.780565	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	10.754400	10.807146	0.49%	0
2013	9.734847	10.754400	10.47%	0
2012	9.098175	9.734847	7.00%	0
2011	9.570822	9.098175	-4.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	10.917895	11.013514	0.88%	0
2013	9.345768	10.917895	16.82%	0
2012	8.536073	9.345768	9.49%	0
2011	9.175133	8.536073	-6.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.233232	10.188684	-0.44%	0
2013	10.121604	10.233232	1.10%	0
2012	9.773133	10.121604	3.57%	0
2011	10.001328	9.773133	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.652936	10.496064	-1.47%	0
2013*	10.000000	10.652936	6.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.789265	10.500766	-2.67%	0
2013*	10.000000	10.789265	7.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	10.839965	10.921606	0.75%	0
2013	9.550125	10.839965	13.51%	0
2012	8.821529	9.550125	8.26%	0
2011	9.373666	8.821529	-5.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	10.872801	10.953803	0.74%	0
2013	9.080145	10.872801	19.74%	0
2012	8.225188	9.080145	10.39%	0
2011	8.954527	8.225188	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	10.622950	10.653034	0.28%	0
2013	9.911399	10.622950	7.18%	0
2012	9.348807	9.911399	6.02%	0
2011	9.728461	9.348807	-3.90%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.416212	10.505615	0.86%	0
2013	11.045986	10.416212	-5.70%	0
2012	10.667260	11.045986	3.55%	0
2011	10.420132	10.667260	2.37%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.265758	11.384449	1.05%	0
2013	11.937169	11.265758	-5.62%	0
2012	11.567171	11.937169	3.20%	0
2011	11.319553	11.567171	2.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	24.643355	22.382876	-9.17%	0
2013	25.467852	24.643355	-3.24%	0
2012	22.595781	25.467852	12.71%	0
2011	30.297255	22.595781	-25.42%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	9.816962	9.890824	0.75%	0
2013	10.619615	9.816962	-7.56%	0
2012	10.695994	10.619615	-0.71%	0
2011	10.349132	10.695994	3.35%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	7.956319	7.610680	-4.34%	0
2013	7.024005	7.956319	13.27%	0
2012	6.327251	7.024005	11.01%	0
2011	7.296233	6.327251	-13.28%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	8.835611	7.986245	-9.61%	0
2013	7.577946	8.835611	16.60%	0
2012	6.653840	7.577946	13.89%	0
2011	7.923808	6.653840	-16.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.132247	17.329813	1.15%	0
2013	13.973494	17.132247	22.61%	0
2012	12.513919	13.973494	11.66%	0
2011	13.518607	12.513919	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.450915	13.554204	0.77%	0
2013	12.308123	13.450915	9.28%	0
2012	11.679280	12.308123	5.38%	0
2011	12.014433	11.679280	-2.79%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.274033	15.483539	1.37%	0
2013	13.266247	15.274033	15.13%	0
2012	12.267228	13.266247	8.14%	0
2011	12.851239	12.267228	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	10.635327	10.645795	0.10%	0
2013	10.529460	10.635327	1.01%	0
2012	10.391525	10.529460	1.33%	0
2011	10.477110	10.391525	-0.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.490318	10.355616	-1.28%	0
2013*	10.000000	10.490318	4.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.577391	10.367967	-1.98%	0
2013*	10.000000	10.577391	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.008164	14.196156	1.34%	0
2013	12.465907	14.008164	12.37%	0
2012	11.676782	12.465907	6.76%	0
2011	12.123071	11.676782	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	15.887304	16.066184	1.13%	0
2013	13.473802	15.887304	17.91%	0
2012	12.293744	13.473802	9.60%	0
2011	13.035765	12.293744	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	12.381778	12.495252	0.92%	0
2013	11.630182	12.381778	6.46%	0
2012	11.173495	11.630182	4.09%	0
2011	11.361431	11.173495	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	18.718512	19.579515	4.60%	0
2013	14.254788	18.718512	31.31%	0
2012	12.494271	14.254788	14.09%	0
2011	13.298420	12.494271	-6.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.833751	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.027789	0.28%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	22.734782	23.968450	5.43%	0
2013	17.734559	22.734782	28.19%	0
2012	15.669906	17.734559	13.18%	0
2011	16.687004	15.669906	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.812632	7.527470	-3.65%	0
2013	8.108591	7.812632	-3.65%	0
2012	8.416619	8.108591	-3.66%	0
2011	8.734563	8.416619	-3.64%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	11.378748	11.389199	0.09%	0
2013	11.944164	11.378748	-4.73%	0
2012	11.044758	11.944164	8.14%	0
2011	10.859543	11.044758	1.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	13.704960	11.926640	-12.98%	0
2013	11.750478	13.704960	16.63%	0
2012	10.420191	11.750478	12.77%	0
2011	12.938309	10.420191	-19.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.014137	11.699143	6.22%	0
2013	8.465764	11.014137	30.10%	0
2012	7.472651	8.465764	13.29%	0
2011	8.258397	7.472651	-9.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.356522	12.348264	-0.07%	0
2013	9.252336	12.356522	33.55%	0
2012	8.376921	9.252336	10.45%	0
2011	9.098651	8.376921	-7.93%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.173396	14.852953	12.75%	0
2013	10.076920	13.173396	30.73%	0
2012	8.990069	10.076920	12.09%	0
2011	9.551729	8.990069	-5.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	16.006363	15.813491	-1.20%	0
2013	11.540192	16.006363	38.70%	0
2012	10.591643	11.540192	8.96%	0
2011	11.087605	10.591643	-4.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	22.521821	23.167809	2.87%	0
2013	16.693047	22.521821	34.92%	0
2012	14.402385	16.693047	15.90%	0
2011	15.809162	14.402385	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	21.787868	21.109162	-3.12%	0
2013	16.088508	21.787868	35.43%	0
2012	14.492624	16.088508	11.01%	0
2011	15.967274	14.492624	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	14.553758	15.679517	7.74%	0
2013	11.548877	14.553758	26.02%	0
2012	10.529366	11.548877	9.68%	0
2011	10.886268	10.529366	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.739211	12.068432	23.92%	0
2013	9.842441	9.739211	-1.05%	0
2012	8.838867	9.842441	11.35%	0
2011	8.642414	8.838867	2.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.512057	12.542438	8.95%	0
2013*	10.000000	11.512057	15.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.275550	8.981128	-3.17%	0
2013	9.616810	9.275550	-3.55%	0
2012	9.642335	9.616810	-0.26%	0
2011	9.878377	9.642335	-2.39%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.369116	12.460019	0.73%	0
2013*	10.000000	12.369116	23.69%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	14.653604	12.968265	-11.50%	0
2013	12.663805	14.653604	15.71%	0
2012	10.993741	12.663805	15.19%	0
2011	13.028818	10.993741	-15.62%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	8.266517	8.013365	-3.06%	0
2013	8.527088	8.266517	-3.06%	0
2012	8.461315	8.527088	0.78%	0
2011	8.755688	8.461315	-3.36%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	14.410517	14.366290	-0.31%	0
2013	10.255389	14.410517	40.52%	0
2012	9.781916	10.255389	4.84%	0
2011	10.260572	9.781916	-4.67%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.839456	18.972836	6.35%	0
2013	13.455194	17.839456	32.58%	0
2012	12.584440	13.455194	6.92%	0
2011	13.475359	12.584440	-6.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	21.914998	21.549136	-1.67%	0
2013	17.910477	21.914998	22.36%	0
2012	15.370253	17.910477	16.53%	0
2011	17.438711	15.370253	-11.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.703071	9.581836	-1.25%	0
2013	10.107777	9.703071	-4.00%	0
2012*	10.000000	10.107777	1.08%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.889580	-11.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	15.750702	16.754207	6.37%	0
2013	12.436956	15.750702	26.64%	0
2012	11.070393	12.436956	12.34%	0
2011	11.525160	11.070393	-3.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	23.217826	24.977579	7.58%	0
2013	17.135571	23.217826	35.49%	0
2012	15.115276	17.135571	13.37%	0
2011	16.069741	15.115276	-5.94%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.084622	9.760683	-3.21%	0
2013	10.455239	10.084622	-3.54%	0
2012*	10.000000	10.455239	4.55%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.545273	-4.55%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.747973	10.386841	-3.36%	0
2013	11.939184	10.747973	-9.98%	0
2012	11.776525	11.939184	1.38%	0
2011	11.272679	11.776525	4.47%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.409318	10.104429	-2.93%	0
2013	10.828806	10.409318	-3.87%	0
2012	10.628967	10.828806	1.88%	0
2011	10.920445	10.628967	-2.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.801758	9.837575	0.37%	0
2013	10.386309	9.801758	-5.63%	0
2012	9.845468	10.386309	5.49%	0
2011*	10.000000	9.845468	-1.55%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	14.929475	15.928425	6.69%	0
2013	11.420204	14.929475	30.73%	0
2012	9.949713	11.420204	14.78%	0
2011	10.828566	9.949713	-8.12%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	15.482352	13.906001	-10.18%	0
2013	12.546554	15.482352	23.40%	0
2012	10.681833	12.546554	17.46%	0
2011	13.346296	10.681833	-19.96%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	16.555924	17.502276	5.72%	0
2013	11.955114	16.555924	38.48%	0
2012	10.863402	11.955114	10.05%	0
2011	13.724038	10.863402	-20.84%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.203346	25.544674	26.44%	0
2013	13.930987	20.203346	45.02%	0
2012	11.038000	13.930987	26.21%	0
2011	10.377436	11.038000	6.37%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	9.698547	10.051547	3.64%	0
2013	10.124747	9.698547	-4.21%	0
2012	9.624464	10.124747	5.20%	0
2011	9.475986	9.624464	1.57%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	15.595667	15.460683	-0.87%	0
2013	17.740106	15.595667	-12.09%	0
2012	15.621206	17.740106	13.56%	0
2011	15.167208	15.621206	2.99%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	19.786647	18.706171	-5.46%	0
2013	13.669304	19.786647	44.75%	0
2012	13.153193	13.669304	3.92%	0
2011	14.308302	13.153193	-8.07%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Mid Cap Growth Portfolio - Class S Shares (ALMCS)
27,168 shares (cost $400,179)	$516,471
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
9,552 shares (cost $113,910)	112,139
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,357,949 shares (cost $15,443,499)	15,847,261
VP Inflation Protection Fund - Class I (ACVIP1)
19,074 shares (cost $201,506)	198,941
Growth Fund - Class 1 (AFGF)
157,246 shares (cost $8,521,897)	12,603,246
High-Income Bond Fund - Class 1 (AFHY)
115,912 shares (cost $1,270,006)	1,221,711
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
65,073,498 shares (cost $753,131,532)	798,451,825
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
72,237 shares (cost $872,259)	895,737
Global Allocation V.I. Fund - Class III (MLVGA3)
23,764,987 shares (cost $351,338,504)	336,749,861
Money Market Portfolio(TM) (CHSMM)
8,890,050 shares (cost $8,890,050)	8,890,050
VIP Value Series: Service Class (DWVVLS)
21,593 shares (cost $566,271)	629,647
VIP Small Cap Value Series: Service Class (DWVSVS)
591,074 shares (cost $23,474,524)	23,690,226
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,429,580 shares (cost $157,139,620)	244,276,807
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,761,645 shares (cost $117,037,272)	169,386,875
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
992,902 shares (cost $24,918,165)	45,643,691
Floating-Rate Income Fund (ETVFR)
2,274,362 shares (cost $21,231,554)	20,901,389
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
34,273 shares (cost $632,778)	667,305
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
562,697 shares (cost $6,428,003)	6,651,079
VA International Equity Fund (HVIE)
938,298 shares (cost $13,859,621)	14,796,957
VA Situs Fund (HVSIT)
1,541,948 shares (cost $30,685,737)	34,123,319
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
913,773 shares (cost $13,335,999)	12,646,615
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,752,498 shares (cost $15,692,493)	21,539,336
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
17,061 shares (cost $215,632)	209,848
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,405,999 shares (cost $12,423,998)	16,042,445
Balanced Portfolio: Service Shares (JABS)
342,220 shares (cost $9,734,810)	11,282,997
Enterprise Portfolio: Service Shares (JAMGS)
2,230 shares (cost $123,374)	132,141

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Forty Portfolio: Service Shares (JACAS)
3,816,014 shares (cost $136,541,402)	149,625,911
Global Technology Portfolio: Service Shares (JAGTS)
4,313,726 shares (cost $31,958,588)	36,925,493
Overseas Portfolio: Service Shares (JAIGS)
2,021,051 shares (cost $78,701,244)	63,764,148
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
636,159 shares (cost $14,374,054)	12,697,740
Investors Growth Stock Series - Service Class (MIGSC)
484,385 shares (cost $5,168,840)	7,570,943
New Discovery Series - Service Class (MNDSC)
1,413,055 shares (cost $24,894,239)	21,619,748
Utilities Series - Service Class (MVUSC)
3,362 shares (cost $113,634)	112,563
Value Series - Service Class (MVFSC)
19,186,755 shares (cost $226,166,182)	384,694,430
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
7,871,174 shares (cost $142,695,625)	168,757,961
Core Plus Fixed Income Portfolio - Class I (MSVFI)
239,963 shares (cost $2,532,448)	2,562,806
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,410,250 shares (cost $14,019,033)	15,019,168
Emerging Markets Debt Portfolio - Class I (MSEM)
278,590 shares (cost $2,151,477)	2,214,790
Emerging Markets Debt Portfolio - Class II (MSEMB)
103,279 shares (cost $805,736)	815,907
Global Real Estate Portfolio - Class II (VKVGR2)
26,034 shares (cost $259,871)	275,176
U.S. Real Estate Portfolio - Class I (MSVRE)
1,526 shares (cost $21,527)	30,713
U.S. Real Estate Portfolio - Class II (MSVREB)
205 shares (cost $3,182)	4,108
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
18,801,283 shares (cost $187,221,764)	186,508,730
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2,139,404 shares (cost $21,653,925)	21,714,955
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,933,145 shares (cost $44,100,634)	56,199,062
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
9,308,278 shares (cost $142,427,269)	177,601,954
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
211,946,706 shares (cost $3,687,581,000)	5,277,472,991
American Funds NVIT Bond Fund - Class II (GVABD2)
152,807,383 shares (cost $1,695,925,948)	1,761,869,129
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
7,211,938 shares (cost $160,088,860)	221,983,447
American Funds NVIT Growth Fund - Class II (GVAGR2)
4,376,614 shares (cost $245,999,922)	367,854,442
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
34,261,476 shares (cost $1,311,719,744)	2,022,454,926
Federated NVIT High Income Bond Fund - Class I (HIBF)
10,018,353 shares (cost $69,847,992)	66,622,046
NVIT Emerging Markets Fund - Class I (GEM)
1,105,199 shares (cost $12,604,402)	12,168,246
NVIT Emerging Markets Fund - Class II (GEM2)
5,508,523 shares (cost $62,563,436)	59,822,560

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT International Equity Fund - Class I (GIG)
2,176,826 shares (cost $23,380,410)	22,421,308
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
3,690,512 shares (cost $34,516,041)	37,717,035
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
8,070,536 shares (cost $68,285,056)	81,915,943
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,021,115 shares (cost $28,718,990)	30,362,202
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
162,092 shares (cost $2,313,604)	2,677,762
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
9,076,507 shares (cost $75,058,362)	149,853,128
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
5,493,054 shares (cost $55,261,085)	59,819,362
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
180,033,440 shares (cost $1,835,389,565)	2,131,595,929
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
242,918,113 shares (cost $2,402,550,396)	2,934,450,805
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
69,226,006 shares (cost $732,957,329)	737,256,969
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
241,519,903 shares (cost $2,430,675,513)	2,900,654,039
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
35,756,857 shares (cost $340,167,379)	397,258,678
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
75,040,406 shares (cost $784,951,354)	859,963,058
NVIT Core Bond Fund - Class I (NVCBD1)
311,911 shares (cost $3,490,599)	3,406,063
NVIT Core Bond Fund - Class II (NVCBD2)
9,334,789 shares (cost $100,475,966)	101,562,503
NVIT Core Plus Bond Fund - Class II (NVLCP2)
5,650,005 shares (cost $64,819,995)	64,579,553
NVIT Nationwide Fund - Class I (TRF)
9,278,892 shares (cost $93,816,943)	135,657,407
NVIT Nationwide Fund - Class II (TRF2)
9,686,460 shares (cost $72,517,327)	141,034,851
NVIT Government Bond Fund - Class I (GBF)
24,542,308 shares (cost $284,811,538)	271,683,349
American Century NVIT Growth Fund - Class I (CAF)
1,654,708 shares (cost $17,190,594)	36,916,534
American Century NVIT Growth Fund -Class II (CAF2)
3,611,998 shares (cost $41,601,185)	52,518,453
NVIT International Index Fund - Class II (GVIX2)
6,381 shares (cost $63,019)	57,428
NVIT International Index Fund - Class VIII (GVIX8)
4,390,027 shares (cost $39,284,102)	39,378,539
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
16,409,004 shares (cost $149,906,849)	212,168,423
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
78,586,271 shares (cost $1,067,091,212)	1,215,729,606
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
83,490,276 shares (cost $1,207,542,018)	1,487,796,720
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
64,026,498 shares (cost $660,016,038)	667,796,378
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
200,491,021 shares (cost $2,231,924,017)	2,678,560,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
74,054,366 shares (cost $812,194,260)	1,027,134,059
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,117,496 shares (cost $766,827,867)	858,198,200
NVIT Mid Cap Index Fund - Class I (MCIF)
6,072,035 shares (cost $113,167,246)	152,347,352
NVIT Money Market Fund - Class I (SAM)
619,521,507 shares (cost $619,521,507)	619,521,507
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,851,238 shares (cost $34,257,607)	31,620,227
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
12,588,039 shares (cost $109,511,817)	138,720,189
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
404,526 shares (cost $4,549,989)	4,077,620
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,939,408 shares (cost $66,476,792)	59,453,474
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
777,173 shares (cost $8,592,966)	10,437,434
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
9,303,290 shares (cost $92,549,039)	124,198,917
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
412,961 shares (cost $4,554,522)	4,868,807
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
6,759,941 shares (cost $67,827,011)	79,361,705
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,022,365 shares (cost $131,855,695)	188,981,350
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,039,539 shares (cost $98,606,308)	123,486,328
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2,016 shares (cost $25,863)	23,815
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,619,012 shares (cost $262,877,005)	315,169,105
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
308,654 shares (cost $5,724,028)	6,475,563
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,265,950 shares (cost $23,902,700)	25,546,867
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,275,558 shares (cost $24,735,027)	36,090,344
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,404,331 shares (cost $30,289,760)	37,483,524
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,227,910 shares (cost $60,025,893)	75,694,494
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,077,585 shares (cost $34,949,879)	47,057,303
NVIT Multi-Sector Bond Fund - Class I (MSBF)
23,445,721 shares (cost $210,686,813)	213,824,978
NVIT Short Term Bond Fund - Class II (NVSTB2)
11,221,515 shares (cost $117,305,803)	116,367,111
NVIT Large Cap Growth Fund - Class I (NVOLG1)
16,119,988 shares (cost $258,645,468)	366,568,525
NVIT Large Cap Growth Fund - Class II (NVOLG2)
10,303,513 shares (cost $166,352,638)	233,580,641
Templeton NVIT International Value Fund - Class III (NVTIV3)
18,148,636 shares (cost $218,928,885)	220,142,951
Invesco NVIT Comstock Value Fund - Class I (EIF)
26,684 shares (cost $407,510)	443,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Invesco NVIT Comstock Value Fund - Class II (EIF2)
10,906,615 shares (cost $112,986,535)	180,286,347
NVIT Real Estate Fund - Class I (NVRE1)
7,988,820 shares (cost $64,495,471)	67,665,308
NVIT Real Estate Fund - Class II (NVRE2)
13,430,109 shares (cost $119,950,287)	112,812,920
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
121,128 shares (cost $1,428,094)	1,401,446
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
12,747 shares (cost $157,175)	151,436
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
72,723,371 shares (cost $777,714,191)	755,595,827
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
36,227,106 shares (cost $385,901,118)	376,761,902
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
44,050,271 shares (cost $467,090,924)	467,813,879
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
24,771,086 shares (cost $260,954,412)	262,078,089
NVIT Small Cap Index Fund Class II (NVSIX2)
1,732,362 shares (cost $23,431,643)	24,010,543
NVIT S&P 500 Index Fund Class II (GVEX2)
11,827,202 shares (cost $157,249,396)	168,655,894
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
984,880 shares (cost $11,236,040)	11,316,270
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
637,848 shares (cost $7,386,085)	7,507,476
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
798,484 shares (cost $9,502,025)	9,509,940
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
10,438 shares (cost $110,850)	113,775
Real Return Portfolio - Advisor Class (PMVRA)
4,002 shares (cost $52,193)	51,259
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
43,465 shares (cost $528,119)	523,753
VPS Growth and Income Portfolio - Class B (ALVGIB)
211,447 shares (cost $4,049,083)	6,282,103
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
11,274 shares (cost $245,806)	247,456
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
4,469,644 shares (cost $83,153,963)	97,393,552
VP Balanced Fund - Class I (ACVB)
4,590,955 shares (cost $30,452,941)	36,589,914
VP Capital Appreciation Fund - Class I (ACVCA)
4,618 shares (cost $62,398)	72,594
VP Income & Growth Fund - Class I (ACVIG)
1,710,510 shares (cost $11,532,201)	17,293,254
VP Income & Growth Fund - Class II (ACVIG2)
524,271 shares (cost $3,466,166)	5,305,627
VP Inflation Protection Fund - Class II (ACVIP2)
23,771,485 shares (cost $266,013,641)	246,985,728
VP International Fund - Class I (ACVI)
842 shares (cost $9,011)	8,405
VP Mid Cap Value Fund - Class I (ACVMV1)
514,187 shares (cost $8,110,505)	10,201,461
VP Mid Cap Value Fund - Class II (ACVMV2)
6,621,500 shares (cost $100,383,908)	131,436,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Mid Cap Stock Portfolio- Service Shares (DVMCSS)
417,507 shares (cost $9,280,920)	9,590,129
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,045,738 shares (cost $64,080,708)	92,841,583
Appreciation Portfolio - Initial Shares (DCAP)
650,888 shares (cost $24,256,303)	32,225,452
Appreciation Portfolio - Service Shares (DCAPS)
2,423,170 shares (cost $96,009,133)	119,292,682
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
24,750 shares (cost $917,697)	1,157,065
Growth and Income Portfolio - Initial Shares (DGI)
466,060 shares (cost $9,851,744)	15,230,838
Managed Tail Risk Fund II: Service Shares (FCA2S)
172,893 shares (cost $1,022,301)	957,826
Quality Bond Fund II - Primary Shares (FQB)
749,591 shares (cost $8,470,333)	8,560,324
Quality Bond Fund II - Service Shares (FQBS)
2,377,490 shares (cost $25,682,715)	27,032,058
Equity-Income Portfolio - Initial Class (FEIP)
14,375,147 shares (cost $323,327,293)	348,884,808
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
509,394 shares (cost $4,116,006)	7,783,543
High Income Portfolio - Initial Class (FHIP)
7,297,813 shares (cost $38,339,933)	40,283,927
VIP Asset Manager Portfolio - Initial Class (FAMP)
7,466,621 shares (cost $108,222,895)	128,052,545
VIP Energy Portfolio - Service Class 2 (FNRS2)
3,965,743 shares (cost $81,961,174)	80,782,191
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
11,408,796 shares (cost $236,387,002)	271,871,597
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
470,402 shares (cost $5,385,079)	5,847,101
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
16,447,199 shares (cost $178,370,270)	203,616,327
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
944,085 shares (cost $10,517,033)	12,027,638
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
37,977,825 shares (cost $394,392,703)	482,318,379
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
825,526 shares (cost $8,926,054)	10,723,576
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
3,745,757 shares (cost $41,523,627)	48,507,559
VIP Growth Portfolio - Initial Class (FGP)
5,954,694 shares (cost $175,609,997)	378,004,001
VIP Growth Portfolio - Service Class 2 (FG2)
3,568,000 shares (cost $170,996,354)	224,070,412
VIP High Income Portfolio - Initial Class R (FHIPR)
3,073,904 shares (cost $18,020,400)	16,906,471
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,373,926 shares (cost $17,781,410)	17,393,907
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
28,594,020 shares (cost $358,887,285)	357,711,195
VIP Mid Cap Portfolio - Service Class (FMCS)
638,675 shares (cost $20,817,439)	23,911,991
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
7,795,202 shares (cost $224,876,023)	287,175,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Overseas Portfolio - Initial Class (FOP)
2,445,912 shares (cost $46,232,034)	45,738,562
VIP Overseas Portfolio - Initial Class R (FOPR)
1,246,907 shares (cost $23,533,468)	23,254,811
VIP Overseas Portfolio - Service Class 2 (FO2)
88,728 shares (cost $1,646,607)	1,645,910
VIP Overseas Portfolio - Service Class 2 R (FO2R)
4,355,192 shares (cost $68,018,908)	79,917,771
VIP Value Strategies Portfolio - Service Class (FVSS)
376,581 shares (cost $3,811,155)	5,708,971
Franklin Income Securities Fund - Class 2 (FTVIS2)
16,691,859 shares (cost $255,842,896)	267,069,745
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,760,559 shares (cost $34,431,464)	51,161,831
Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,677,264 shares (cost $82,171,627)	126,716,543
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
24,575 shares (cost $555,623)	543,344
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,536,783 shares (cost $15,217,759)	14,138,407
Templeton Foreign Securities Fund - Class 2 (TIF2)
3,601,163 shares (cost $63,047,701)	54,197,505
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,613,400 shares (cost $142,440,183)	136,965,071
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
12,176,445 shares (cost $91,135,277)	90,349,223
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
24,000 shares (cost $292,102)	277,202
Franklin High Income Securities Fund: Class 2 (FTVHI2)
91,604 shares (cost $595,165)	587,182
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
1,508 shares (cost $22,216)	20,512
Short Duration Bond Portfolio - I Class Shares (AMTB)
11,246,476 shares (cost $124,953,028)	119,887,438
Growth Portfolio - I Class Shares (AMTG)
479 shares (cost $10,608)	14,108
International Portfolio - S Class Shares (AMINS)
3,882 shares (cost $43,163)	43,165
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
868 shares (cost $9,381)	14,222
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
206,033 shares (cost $3,442,248)	3,694,180
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,082,115 shares (cost $14,654,591)	25,840,898
International Growth Fund/VA- Service Shares (OVIGS)
4,159,352 shares (cost $10,529,335)	9,982,445
Capital Income Fund/VA - Non-Service Shares (OVMS)
2,325,468 shares (cost $34,120,670)	34,114,617
Core Bond Fund/VA - Non-Service Shares (OVB)
3,320,558 shares (cost $30,439,567)	26,431,645
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,940,572 shares (cost $133,491,243)	155,652,603
Global Securities Fund/VA - Service Class (OVGSS)
2,584,017 shares (cost $103,780,013)	101,060,914
International Growth Fund/VA - Non-Service Shares (OVIG)
351,310 shares (cost $854,707)	811,525

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Main Street Fund(R)/VA - Non-Service Shares (OVGI)
412,165 shares (cost $8,916,122)	13,852,857
Main Street Fund(R)/VA - Service Class (OVGIS)
6,431,795 shares (cost $110,137,379)	214,371,714
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
311,309 shares (cost $7,808,385)	8,268,378
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
3,532,411 shares (cost $73,823,283)	92,761,105
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
120,019 shares (cost $6,729,986)	9,459,932
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
251,244 shares (cost $1,381,403)	1,331,593
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,691,523 shares (cost $9,546,631)	9,168,054
All Asset Portfolio - Advisor Class (PMVAAD)
4,784,131 shares (cost $54,444,682)	50,089,851
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,098,755 shares (cost $23,933,029)	22,099,894
Low Duration Portfolio - Advisor Class (PMVLAD)
38,224,196 shares (cost $402,228,415)	404,411,989
Total Return Portfolio - Advisor Class (PMVTRD)
26,631,322 shares (cost $302,278,456)	298,270,809
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
16,265 shares (cost $103,776)	79,860
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
377,576 shares (cost $5,225,718)	4,791,441
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
9,175 shares (cost $73,581)	72,572
VT Growth & Income Fund: Class IB (PVGIB)
95,101 shares (cost $1,570,345)	2,484,037
VT International Equity Fund: Class IB (PVTIGB)
19,927 shares (cost $269,116)	263,039
VT Voyager Fund: Class IB (PVTVB)
39,866 shares (cost $1,662,943)	2,194,206
VI American Franchise Fund - Series II Shares (ACEG2)
114,789 shares (cost $4,869,327)	6,156,120
Diversified Stock Fund Class A Shares (VYDS)
32,847 shares (cost $236,337)	497,625
Small-Cap Portfolio - Investment Class (ROCSC)
27,903 shares (cost $375,627)	352,972
Variable Fund - Multi-Hedge Strategies (RVARS)
597,992 shares (cost $13,648,938)	14,238,198
Health Sciences Portfolio - II (TRHS2)
6,178,665 shares (cost $170,629,339)	223,976,589
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
1,197,973 shares (cost $36,032,898)	29,518,055
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
1,113,153 shares (cost $11,934,124)	10,385,716
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,870,428 shares (cost $22,499,848)	24,222,048
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,375,209 shares (cost $41,389,873)	34,889,062
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
1,350,222 shares (cost $7,273,833)	7,144,834
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
228,606 shares (cost $1,197,111)	1,205,395

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
925,607 shares (cost $4,943,693)	4,992,353
Variable Insurance Portfolios - Asset Strategy (WRASP)
24,063,906 shares (cost $262,195,425)	261,533,749
Variable Insurance Portfolios - High Income (WRHIP)
24,077,485 shares (cost $95,249,215)	92,712,765
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
5,260,284 shares (cost $51,687,721)	57,045,146
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
7,184 shares (cost $40,835)	41,160
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
579,706 shares (cost $3,136,730)	3,211,456
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,457,679 shares (cost $29,492,751)	32,040,940
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
8,375,374 shares (cost $46,800,199)	51,389,621
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,306,273 shares (cost $7,160,406)	7,582,130
Advantage VT Discovery Fund (SVDF)
1,289 shares (cost $25,489)	39,587
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,614 shares (cost $177,340)	306,307
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
6,749,289 shares (cost $61,953,234)	67,222,920
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
653 shares (cost $4,914)	7,285
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
29,408 shares (cost $305,462)	309,074
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,631 shares (cost $35,250)	43,859

Total Investments	$45,160,449,892

Accounts Receivable-U.S. Real Estate Portfolio - Class II (MSVREB)	27
Accounts Receivable-NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	7
Accounts Receivable-Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	22
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	908
Accounts Receivable-NVIT Nationwide Fund - Class I (TRF)	99,708
Accounts Receivable-Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)	7

Accounts Payable-VP Capital Appreciation Fund - Class I (ACVCA)	(1,672)
Accounts Payable-VP International Fund - Class I (ACVI)	(291)
Accounts Payable-High-Income Bond Fund - Class 1 (AFHY)	(379)
Accounts Payable-Growth Portfolio - I Class Shares (AMTG)	(841)
Accounts Payable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(10)
Accounts Payable-Structured Small Cap Equity Fund: Service Shares (GVSSCS)	(7)
Accounts Payable-U.S. Real Estate Portfolio - Class I (MSVRE)	(314)
Other Accounts Payable	(258,633)

$45,160,288,424

Contract Owners’ Equity:
Accumulation units	45,150,605,790
Contracts in payout (annuitization) period (note 1f)	9,682,634

Total Contract Owners’ Equity (note 5)	$45,160,288,424

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2
Reinvested dividends	$716,800,441	-	505	48,470	1,618	180,161	51,039	447,322
Mortality and expense risk charges (note 2)	(657,941,989)	(5,461)	(247)	(217,262)	(424)	(162,756)	(15,079)	(10,335,687)

Net investment income (loss)	58,858,452	(5,461)	258	(168,792)	1,194	17,405	35,960	(9,888,365)
Realized gain (loss) on investments	901,337,010	32,714	439	77,847	(52)	327,086	714	1,156,667
Change in unrealized gain (loss) on investments	(522,380,386)	6,746	(2,617)	(132,648)	(1,536)	(63,086)	(22,974)	19,422,245

Net gain (loss) on investments	378,956,624	39,460	(2,178)	(54,801)	(1,588)	264,000	(22,260)	20,578,912

Reinvested capital gains	1,040,952,118	-	3,495	483,628	1,768	604,783	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,478,767,194	33,999	1,575	260,035	1,374	886,188	13,700	10,690,547

Investment Activity:	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG
Reinvested dividends	$12,214	7,516,609	940	5,067	35,358	4,178,972	2,534,068	478,912
Mortality and expense risk charges (note 2)	(12,066)	(4,884,213)	(87,668)	(1,919)	(224,652)	(3,204,990)	(2,549,612)	(596,088)

Net investment income (loss)	148	2,632,396	(86,728)	3,148	(189,294)	973,982	(15,544)	(117,176)
Realized gain (loss) on investments	7,696	662,941	-	3,706	196,838	10,605,917	14,423,911	2,985,516
Change in unrealized gain (loss) on investments	26,881	(31,989,850)	-	47,229	(226,368)	12,616,970	1,946,132	(912,297)

Net gain (loss) on investments	34,577	(31,326,909)	-	50,935	(29,530)	23,222,887	16,370,043	2,073,219

Reinvested capital gains	-	28,815,036	-	-	900,002	2,808,528	1,996,926	3,132,187

Net increase (decrease) in contract owners’ equity resulting from operations	$34,725	120,523	(86,728)	54,083	681,178	27,005,397	18,351,425	5,088,230

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1
Reinvested dividends	$304,113	9,725	2,393	332,622	179,969	-	-	-
Mortality and expense risk charges (note 2)	(147,545)	(2,097)	(93,983)	(236,279)	(552,852)	(171,369)	(349,201)	(610)

Net investment income (loss)	156,568	7,628	(91,590)	96,343	(372,883)	(171,369)	(349,201)	(610)
Realized gain (loss) on investments	(184,376)	1,326	40,819	274,761	2,722,764	128,021	1,630,076	20
Change in unrealized gain (loss) on investments	(330,314)	47,377	132,579	(1,659,296)	(5,502,579)	(1,087,995)	18,425	(4,821)

Net gain (loss) on investments	(514,690)	48,703	173,398	(1,384,535)	(2,779,815)	(959,974)	1,648,501	(4,801)

Reinvested capital gains	-	32,853	53,322	-	1,855,175	1,285,549	-	9,770

Net increase (decrease) in contract owners’ equity resulting from operations	$(358,122)	89,184	135,130	(1,288,192)	(1,297,523)	154,206	1,299,300	4,359

Investment Activity:	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC
Reinvested dividends	$125,916	170,527	14	46,976	-	4,199,446	214,051	21,390
Mortality and expense risk charges (note 2)	(210,347)	(152,870)	(330)	(2,275,883)	(472,048)	(1,061,953)	(77,166)	(115,630)

Net investment income (loss)	(84,431)	17,657	(316)	(2,228,907)	(472,048)	3,137,493	136,885	(94,240)
Realized gain (loss) on investments	1,594,624	451,439	62	12,761,228	2,176,828	(1,420,670)	32,386	608,640
Change in unrealized gain (loss) on investments	(421,908)	4,922	7,876	(47,364,159)	(1,257,409)	(16,890,457)	(1,675,881)	(265,392)

Net gain (loss) on investments	1,172,716	456,361	7,938	(34,602,931)	919,419	(18,311,127)	(1,643,495)	343,248

Reinvested capital gains	859,135	282,873	2,926	46,390,189	1,873,001	5,170,275	96,352	432,016

Net increase (decrease) in contract owners’ equity resulting from operations	$1,947,420	756,891	10,548	9,558,351	2,320,372	(10,003,359)	(1,410,258)	681,024

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB
Reinvested dividends	$-	1,445	5,007,597	2,862,107	43,597	470,978	134,129	41,356
Mortality and expense risk charges (note 2)	(348,675)	(292)	(5,916,578)	(2,439,298)	(20,868)	(241,913)	(32,862)	(11,009)

Net investment income (loss)	(348,675)	1,153	(908,981)	422,809	22,729	229,065	101,267	30,347
Realized gain (loss) on investments	939,368	367	24,276,723	1,816,506	16,820	468,577	1,426	1,866
Change in unrealized gain (loss) on investments	(7,402,779)	(1,552)	(4,518,031)	(3,271,951)	46,111	208,486	(75,222)	(29,801)

Net gain (loss) on investments	(6,463,411)	(1,185)	19,758,692	(1,455,445)	62,931	677,063	(73,796)	(27,935)

Reinvested capital gains	4,576,880	2,785	11,748,958	-	-	-	18,455	5,746

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,235,206)	2,753	30,598,669	(1,032,636)	85,660	906,128	45,926	8,158

Investment Activity:	VKVGR2	MSVRE	MSVREB	NAMAA2	NAMGI2	NVAMV1	NVAMV2	GVAAA2
Reinvested dividends	$1,368	461	50	1,952,250	242,418	1,108,827	3,161,181	48,955,099
Mortality and expense risk charges (note 2)	(2,761)	(433)	(54)	(581,426)	(69,032)	(741,206)	(2,627,559)	(76,972,447)
Net investment income (loss)	(1,393)	28	(4)	1,370,824	173,386	367,621	533,622	(28,017,348)
Realized gain (loss) on investments	340	1,864	152	216	(809)	2,092,315	7,687,272	16,730,114
Change in unrealized gain (loss) on investments	18,822	5,653	876	(713,034)	61,030	(2,489,375)	(8,762,082)	174,411,995

Net gain (loss) on investments	19,162	7,517	1,028	(712,818)	60,221	(397,060)	(1,074,810)	191,142,109

Reinvested capital gains	-	-	-	-	-	6,164,475	18,844,783	8,046,845

Net increase (decrease) in contract owners’ equity resulting from operations	$17,769	7,545	1,024	658,006	233,607	6,135,036	18,303,595	171,171,606

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG
Reinvested dividends	$21,360,544	1,533,178	1,555,904	15,021,084	2,933,038	121,680	550,324	427,771
Mortality and expense risk charges (note 2)	(25,549,342)	(3,230,716)	(5,271,902)	(28,296,487)	(888,445)	(129,020)	(708,888)	(221,043)

Net investment income (loss)	(4,188,798)	(1,697,538)	(3,715,998)	(13,275,403)	2,044,593	(7,340)	(158,564)	206,728
Realized gain (loss) on investments	2,375,634	2,330,212	2,142,219	60,342,372	64,072	104,892	233,390	26,578
Change in unrealized gain (loss) on investments	40,356,593	(61,252)	22,797,673	89,714,927	(3,501,442)	(456,285)	(2,809,615)	(969,062)

Net gain (loss) on investments	42,732,227	2,268,960	24,939,892	150,057,299	(3,437,370)	(351,393)	(2,576,225)	(942,484)

Reinvested capital gains	15,194,522	-	-	17,195,120	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$53,737,951	571,422	21,223,894	153,977,016	(1,392,777)	(358,733)	(2,734,789)	(735,756)

Investment Activity:	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$1,222,023	736,457	242,738	25,112	1,276,826	1,165,213	48,491,720	72,120,556
Mortality and expense risk charges (note 2)	(529,402)	(1,131,310)	(504,193)	(39,719)	(2,583,700)	(874,630)	(30,710,236)	(45,324,925)

Net investment income (loss)	692,621	(394,853)	(261,455)	(14,607)	(1,306,874)	290,583	17,781,484	26,795,631
Realized gain (loss) on investments	921,024	3,810,006	2,569,130	559,104	24,903,697	933,506	6,465,329	67,415,036
Change in unrealized gain (loss) on investments	(2,699,156)	(12,614,582)	(5,892,663)	(341,829)	(10,727,335)	(2,214,646)	(20,605,886)	(99,726,233)

Net gain (loss) on investments	(1,778,132)	(8,804,576)	(3,323,533)	217,275	14,176,362	(1,281,140)	(14,140,557)	(32,311,197)

Reinvested capital gains	-	13,354,869	5,023,291	-	-	2,525,526	51,066,330	95,586,860

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,085,511)	4,155,440	1,438,303	202,668	12,869,488	1,534,969	54,707,257	90,071,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$16,205,601	69,541,195	9,708,238	20,087,178	94,701	2,593,955	1,327,511	1,556,225
Mortality and expense risk charges (note 2)	(11,451,828)	(44,021,344)	(6,315,447)	(12,914,199)	(36,831)	(1,743,334)	(883,477)	(1,783,243)

Net investment income (loss)	4,753,773	25,519,851	3,392,791	7,172,979	57,870	850,621	444,034	(227,018)
Realized gain (loss) on investments	5,735,819	52,889,239	18,895,905	11,580,525	(19,689)	1,566,087	63,242	5,723,922
Change in unrealized gain (loss) on investments	(19,729,786)	(61,562,198)	(43,977,377)	(19,689,141)	39,514	931,369	1,250,482	8,168,552

Net gain (loss) on investments	(13,993,967)	(8,672,959)	(25,081,472)	(8,108,616)	19,825	2,497,456	1,313,724	13,892,474

Reinvested capital gains	22,107,362	68,768,783	33,079,037	21,975,973	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,867,168	85,615,675	11,390,356	21,040,336	77,695	3,348,077	1,757,758	13,665,456

Investment Activity:	TRF2	GBF	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$1,287,496	5,691,683	126,872	212,187	1,799	1,141,979	3,546,380	20,298,035
Mortality and expense risk charges (note 2)	(2,356,157)	(4,448,088)	(475,750)	(693,166)	(195)	(557,973)	(3,895,684)	(16,981,246)

Net investment income (loss)	(1,068,661)	1,243,595	(348,878)	(480,979)	1,604	584,006	(349,304)	3,316,789
Realized gain (loss) on investments	18,691,833	(6,162,769)	2,584,183	1,653,582	23	563,031	3,418,498	2,687,824
Change in unrealized gain (loss) on investments	(3,628,055)	13,765,658	1,178,771	2,720,110	(5,591)	(4,211,539)	4,007,471	23,259,766

Net gain (loss) on investments	15,063,778	7,602,889	3,762,954	4,373,692	(5,568)	(3,648,508)	7,425,969	25,947,590

Reinvested capital gains	-	-	-	-	-	-	-	4,291,243

Net increase (decrease) in contract owners’ equity resulting from operations	$13,995,117	8,846,484	3,414,076	3,892,713	(3,964)	(3,064,502)	7,076,665	33,555,622

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1
Reinvested dividends	$25,272,952	12,236,103	45,732,996	17,633,775	15,397,765	1,565,932	-	352,505
Mortality and expense risk charges (note 2)	(22,044,067)	(10,374,120)	(41,961,966)	(16,870,797)	(12,972,445)	(2,108,620)	(9,320,251)	(305,546)

Net investment income (loss)	3,228,885	1,861,983	3,771,030	762,978	2,425,320	(542,688)	(9,320,251)	46,959
Realized gain (loss) on investments	18,582,065	11,274,517	36,346,371	9,893,006	4,581,533	2,942,590	-	(37,070)
Change in unrealized gain (loss) on investments	10,154,439	(17,887,030)	56,426,681	25,300,394	3,557,303	936,634	-	(2,637,380)

Net gain (loss) on investments	28,736,504	(6,612,513)	92,773,052	35,193,400	8,138,836	3,879,224	-	(2,674,450)

Reinvested capital gains	20,674,964	20,662,922	-	-	16,181,522	7,387,306	-	1,732,767

Net increase (decrease) in contract owners’ equity resulting from operations	$52,640,353	15,912,392	96,544,082	35,956,378	26,745,678	10,723,842	(9,320,251)	(894,724)

Investment Activity:	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1
Reinvested dividends	$3,256,891	82,292	1,221,945	50,222	292,334	58,954	793,281	-
Mortality and expense risk charges (note 2)	(2,461,771)	(42,481)	(709,773)	(139,941)	(1,957,896)	(64,577)	(1,143,095)	(2,545,327)

Net investment income (loss)	795,120	39,811	512,172	(89,719)	(1,665,562)	(5,623)	(349,814)	(2,545,327)
Realized gain (loss) on investments	14,118,060	(17,354)	(356,814)	933,284	7,654,588	401,558	3,875,318	11,028,170
Change in unrealized gain (loss) on investments	(26,591,132)	(472,369)	(6,960,813)	(705,247)	(4,922,472)	(452,873)	(4,765,139)	(27,291,596)

Net gain (loss) on investments	(12,473,072)	(489,723)	(7,317,627)	228,037	2,732,116	(51,315)	(889,821)	(16,263,426)

Reinvested capital gains	7,808,288	-	-	753,866	8,828,520	467,036	7,154,250	23,316,178

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,869,664)	(449,912)	(6,805,455)	892,184	9,895,074	410,098	5,914,615	4,507,425

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF
Reinvested dividends	$-	354	4,137,301	-	-	189,596	103,271	128,636
Mortality and expense risk charges (note 2)	(1,993,029)	(71)	(4,384,911)	(90,191)	(380,680)	(490,313)	(528,418)	(1,040,178)

Net investment income (loss)	(1,993,029)	283	(247,610)	(90,191)	(380,680)	(300,717)	(425,147)	(911,542)
Realized gain (loss) on investments	9,981,324	95	15,922,544	397,717	1,660,723	1,716,791	3,330,678	831,020
Change in unrealized gain (loss) on investments	(21,267,597)	(2,307)	(41,514,698)	(1,220,129)	(4,632,035)	(2,903,069)	(4,520,325)	(12,430,775)

Net gain (loss) on investments	(11,286,273)	(2,212)	(25,592,154)	(822,412)	(2,971,312)	(1,186,278)	(1,189,647)	(11,599,755)

Reinvested capital gains	15,526,527	5,073	69,321,363	929,035	3,531,895	3,389,801	3,304,920	11,848,900

Net increase (decrease) in contract owners’ equity resulting from operations	$2,247,225	3,144	43,481,599	16,432	179,903	1,902,806	1,690,126	(662,397)

Investment Activity:	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2
Reinvested dividends	$-	6,715,793	1,136,171	2,629,769	1,079,180	8,744,251	7,532	2,260,659
Mortality and expense risk charges (note 2)	(711,537)	(3,236,355)	(1,744,043)	(4,955,276)	(3,626,565)	(3,838,961)	(1,435)	(2,755,378)

Net investment income (loss)	(711,537)	3,479,438	(607,872)	(2,325,507)	(2,547,385)	4,905,290	6,097	(494,719)
Realized gain (loss) on investments	3,106,957	1,814,311	249,795	16,804,023	14,993,348	5,645,407	1,841	12,844,815
Change in unrealized gain (loss) on investments	(10,393,530)	(1,262,611)	(925,509)	(26,781,572)	(21,289,559)	(43,065,341)	21,292	24,612

Net gain (loss) on investments	(7,286,573)	551,700	(675,714)	(9,977,549)	(6,296,211)	(37,419,934)	23,133	12,869,427

Reinvested capital gains	7,491,305	-	-	38,518,486	24,782,941	9,146,967	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(506,805)	4,031,138	(1,283,586)	26,215,430	15,939,345	(23,367,677)	29,230	12,374,708

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2
Reinvested dividends	$1,825,397	2,813,143	15,849	1,796	18,780,165	8,785,761	5,578,992	3,599,836
Mortality and expense risk charges (note 2)	(822,585)	(1,401,090)	(7,491)	(1,084)	(7,677,778)	(3,729,372)	(4,529,589)	(2,459,766)

Net investment income (loss)	1,002,812	1,412,053	8,358	712	11,102,387	5,056,389	1,049,403	1,140,070
Realized gain (loss) on investments	2,098,057	2,420,995	(121)	5	27,375	192,726	42,133	21,402
Change in unrealized gain (loss) on investments	(3,729,891)	(6,702,925)	(27,928)	(5,739)	(29,199,488)	(11,466,719)	(3,364,025)	(883,744)

Net gain (loss) on investments	(1,631,834)	(4,281,930)	(28,049)	(5,734)	(29,172,113)	(11,273,993)	(3,321,892)	(862,342)

Reinvested capital gains	15,325,475	23,870,535	8,575	4,183	11,774,061	6,212,963	1,172,681	530,349

Net increase (decrease) in contract owners’ equity resulting from operations	$14,696,453	21,000,658	(11,116)	(839)	(6,295,665)	(4,641)	(1,099,808)	808,077

Investment Activity:	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB
Reinvested dividends	$197,192	2,572,910	93,702	64,365	82,499	722	454	10,410
Mortality and expense risk charges (note 2)	(255,336)	(1,522,557)	(138,757)	(112,619)	(97,072)	(191)	(153)	(1,858)

Net investment income (loss)	(58,144)	1,050,353	(45,055)	(48,254)	(14,573)	531	301	8,552
Realized gain (loss) on investments	134,960	652,450	43,476	122,620	32,703	171	(45)	9,346
Change in unrealized gain (loss) on investments	(40,905)	8,828,854	(30,205)	(178,567)	(89,239)	2,925	235	(52,209)

Net gain (loss) on investments	94,055	9,481,304	13,271	(55,947)	(56,536)	3,096	190	(42,863)

Reinvested capital gains	820,710	-	71,892	-	84,687	727	-	66,573

Net increase (decrease) in contract owners’ equity resulting from operations	$856,621	10,531,657	40,108	(104,201)	13,578	4,354	491	32,262

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2
Reinvested dividends	$70,252	1,627	431,761	545,610	-	339,664	92,084	3,329,841
Mortality and expense risk charges (note 2)	(94,599)	(923)	(1,494,855)	(474,704)	(1,015)	(222,321)	(69,388)	(3,914,406)

Net investment income (loss)	(24,347)	704	(1,063,094)	70,906	(1,015)	117,343	22,696	(584,565)
Realized gain (loss) on investments	436,185	42	5,807,090	468,769	7,088	620,790	284,117	1,340,052
Change in unrealized gain (loss) on investments	51,012	(9,220)	(8,651,614)	(787,619)	(16,505)	989,160	227,389	(2,708,443)

Net gain (loss) on investments	487,197	(9,178)	(2,844,524)	(318,850)	(9,417)	1,609,950	511,506	(1,368,391)

Reinvested capital gains	-	26,832	10,650,624	3,115,320	15,414	-	-	6,383,418

Net increase (decrease) in contract owners’ equity resulting from operations	$462,850	18,358	6,743,006	2,867,376	4,982	1,727,293	534,202	4,430,462

Investment Activity:	ACVI	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS
Reinvested dividends	$466	113,413	1,142,468	-	604,658	613,624	1,907,830	-
Mortality and expense risk charges (note 2)	(135)	(125,270)	(1,737,081)	(43,202)	(1,484,054)	(447,004)	(1,824,306)	(16,784)

Net investment income (loss)	331	(11,857)	(594,613)	(43,202)	(879,396)	166,620	83,524	(16,784)
Realized gain (loss) on investments	1,752	739,918	5,188,252	54,708	11,249,251	2,835,927	5,362,527	118,393
Change in unrealized gain (loss) on investments	(2,588)	(28,506)	3,995,236	309,209	(13,083,954)	(1,827,365)	(1,568,533)	(107,115)

Net gain (loss) on investments	(836)	711,412	9,183,488	363,917	(1,834,703)	1,008,562	3,793,994	11,278

Reinvested capital gains	-	634,745	6,764,754	-	5,742,544	914,974	3,126,470	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(505)	1,334,300	15,353,629	320,715	3,028,445	2,090,156	7,003,988	(5,506)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP
Reinvested dividends	$117,672	21,020	332,005	1,055,897	9,816,876	62,202	2,385,992	1,944,235
Mortality and expense risk charges (note 2)	(202,079)	(16,953)	(119,070)	(438,817)	(4,775,399)	(121,204)	(591,815)	(1,791,080)

Net investment income (loss)	(84,407)	4,067	212,935	617,080	5,041,477	(59,002)	1,794,177	153,155
Realized gain (loss) on investments	664,851	(5,565)	134,018	359,465	119,422	878,937	(425,549)	3,594,690
Change in unrealized gain (loss) on investments	673,704	(262,613)	(126,430)	(356,885)	15,130,490	(408,453)	(1,330,242)	(4,036,539)

Net gain (loss) on investments	1,338,555	(268,178)	7,588	2,580	15,249,912	470,484	(1,755,791)	(441,849)

Reinvested capital gains	-	236,475	-	-	4,867,846	-	-	6,322,744

Net increase (decrease) in contract owners’ equity resulting from operations	$1,254,148	(27,636)	220,523	619,660	25,159,235	411,482	38,386	6,034,050

Investment Activity:	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$625,922	7,130,794	89,558	2,826,003	190,192	6,858,819	156,710	646,836
Mortality and expense risk charges (note 2)	(1,402,164)	(4,012,499)	(78,072)	(2,970,873)	(155,612)	(7,115,160)	(141,132)	(705,330)

Net investment income (loss)	(776,242)	3,118,295	11,486	(144,870)	34,580	(256,341)	15,578	(58,494)
Realized gain (loss) on investments	8,438,460	(1,698,048)	317,477	321,914	506,685	1,496,170	734,852	1,936,077
Change in unrealized gain (loss) on investments	(22,625,772)	11,917,661	(248,586)	1,894,639	(357,966)	4,670,715	(580,778)	(1,476,834)

Net gain (loss) on investments	(14,187,312)	10,219,613	68,891	2,216,553	148,719	6,166,885	154,074	459,243

Reinvested capital gains	1,015,944	3,739,666	92,025	3,044,174	207,473	8,561,185	209,801	833,404

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,947,610)	17,077,574	172,402	5,115,857	390,772	14,471,729	379,453	1,234,153

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP
Reinvested dividends	$696,389	-	995,247	365,011	7,124,606	38,030	54,264	658,883
Mortality and expense risk charges (note 2)	(5,099,913)	(2,894,608)	(244,127)	(230,853)	(5,808,437)	(337,071)	(4,393,351)	(686,573)

Net investment income (loss)	(4,403,524)	(2,894,608)	751,120	134,158	1,316,169	(299,041)	(4,339,087)	(27,690)
Realized gain (loss) on investments	20,903,511	8,688,489	324,100	(27,089)	4,395,413	1,531,739	4,516,306	2,553,746
Change in unrealized gain (loss) on investments	19,604,486	9,834,728	(1,049,973)	639,269	8,904,846	(677,421)	5,425,457	(7,554,606)

Net gain (loss) on investments	40,507,997	18,523,217	(725,873)	612,180	13,300,259	854,318	9,941,763	(5,000,860)

Reinvested capital gains	-	-	-	7,207	153,426	598,799	6,780,433	13,667

Net increase (decrease) in contract owners’ equity resulting from operations	$36,104,473	15,628,609	25,247	753,545	14,769,854	1,154,076	12,383,109	(5,014,883)

Investment Activity:	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVMD2
Reinvested dividends	$334,640	19,704	965,029	52,537	11,774,125	697,377	831,243	10,200
Mortality and expense risk charges (note 2)	(340,749)	(27,102)	(1,294,517)	(84,002)	(3,770,902)	(795,523)	(2,074,888)	(2,030)

Net investment income (loss)	(6,109)	(7,398)	(329,488)	(31,465)	8,003,223	(98,146)	(1,243,645)	8,170
Realized gain (loss) on investments	(434,834)	(66,393)	3,627,784	887,739	(738,782)	3,696,692	17,660,227	(436)
Change in unrealized gain (loss) on investments	(2,047,133)	(126,687)	(11,707,956)	(561,414)	(2,616,701)	(1,107,981)	(27,654,527)	(20,471)

Net gain (loss) on investments	(2,481,967)	(193,080)	(8,080,172)	326,325	(3,355,483)	2,588,711	(9,994,300)	(20,907)

Reinvested capital gains	6,795	550	20,699	-	-	1,026,205	10,023,416	31,568

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,481,281)	(199,928)	(8,388,961)	294,860	4,647,740	3,516,770	(1,214,529)	18,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	FTVHI2	GVSSCS	AMTB
Reinvested dividends	$257,151	1,254,125	6,471,274	2,064,066	9,640	7,820	97	2,170,268
Mortality and expense risk charges (note 2)	(164,877)	(686,337)	(1,367,323)	(1,277,537)	(747)	(959)	(60)	(2,132,863)

Net investment income (loss)	92,274	567,788	5,103,951	786,529	8,893	6,861	37	37,405
Realized gain (loss) on investments	20,521	44,986	(46,237)	263,612	(3)	1,767	(14)	(2,156,361)
Change in unrealized gain (loss) on investments	(1,079,351)	(9,446,782)	(5,484,541)	(861,280)	(15,235)	(10,971)	(1,751)	893,115

Net gain (loss) on investments	(1,058,830)	(9,401,796)	(5,530,778)	(597,668)	(15,238)	(9,204)	(1,765)	(1,263,246)

Reinvested capital gains	-	-	-	62,958	3,193	-	2,729	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(966,556)	(8,834,008)	(426,827)	251,819	(3,152)	(2,343)	1,001	(1,225,841)

Investment Activity:	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVIGS	OVMS	OVB
Reinvested dividends	$-	60	103	-	95,572	13,450	719,805	1,439,104
Mortality and expense risk charges (note 2)	(200)	(173)	(197)	(56,631)	(378,445)	(55,732)	(469,492)	(367,814)

Net investment income (loss)	(200)	(113)	(94)	(56,631)	(282,873)	(42,282)	250,313	1,071,290
Realized gain (loss) on investments	837	(10)	387	613,293	2,382,359	(8,920)	(652,213)	(1,542,568)
Change in unrealized gain (loss) on investments	92	2	818	(878,023)	55,126	(546,890)	2,703,540	2,037,038

Net gain (loss) on investments	929	(8)	1,205	(264,730)	2,437,485	(555,810)	2,051,327	494,470

Reinvested capital gains	-	-	-	316,299	-	28,680	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$729	(121)	1,111	(5,062)	2,154,612	(569,412)	2,301,640	1,565,760

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,834,096	848,778	8,181	105,259	1,295,236	72,921	497,778	-
Mortality and expense risk charges (note 2)	(1,964,119)	(1,038,255)	(3,657)	(168,436)	(3,540,228)	(104,464)	(1,247,090)	(131,790)

Net investment income (loss)	(130,023)	(189,477)	4,524	(63,177)	(2,244,992)	(31,543)	(749,312)	(131,790)
Realized gain (loss) on investments	9,121,368	1,363,370	1,046	293,555	15,958,612	1,082,513	9,451,915	1,226,176
Change in unrealized gain (loss) on investments	(14,693,530)	(4,819,236)	(76,504)	692,655	(43,059)	(1,450,421)	(11,650,160)	(743,028)

Net gain (loss) on investments	(5,572,162)	(3,455,866)	(75,458)	986,210	15,915,553	(367,908)	(2,198,245)	483,148

Reinvested capital gains	7,482,645	4,465,888	14,398	254,435	4,553,688	1,171,536	11,048,196	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,780,460	820,545	(56,536)	1,177,468	18,224,249	772,085	8,100,639	351,358

Investment Activity:	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
Reinvested dividends	$61,564	379,674	2,575,683	521,544	4,212,373	6,224,189	188	103,185
Mortality and expense risk charges (note 2)	(17,976)	(143,875)	(821,006)	(397,558)	(6,305,202)	(4,600,236)	(235)	(31,869)

Net investment income (loss)	43,588	235,799	1,754,677	123,986	(2,092,829)	1,623,953	(47)	71,316
Realized gain (loss) on investments	(14,474)	(64,183)	(243,935)	(689,073)	452,161	(185,097)	50	(37,417)
Change in unrealized gain (loss) on investments	(9,212)	(66,706)	(2,318,907)	577,148	(1,715,394)	5,790,508	(23,381)	(434,150)

Net gain (loss) on investments	(23,686)	(130,889)	(2,562,842)	(111,925)	(1,263,233)	5,605,411	(23,331)	(471,567)

Reinvested capital gains	-	-	-	65,496	-	-	-	93,809

Net increase (decrease) in contract owners’ equity resulting from operations	$19,902	104,910	(808,165)	77,557	(3,356,062)	7,229,364	(23,378)	(306,442)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PMVHYD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS
Reinvested dividends	$11,104	36,083	3,018	17,854	-	4,331	442	-
Mortality and expense risk charges (note 2)	(888)	(40,290)	(4,757)	(31,708)	(97,183)	(6,200)	(866)	(140,188)

Net investment income (loss)	10,216	(4,207)	(1,739)	(13,854)	(97,183)	(1,869)	(424)	(140,188)
Realized gain (loss) on investments	2,309	234,451	(14,098)	167,838	817,744	10,447	1,001	55,220
Change in unrealized gain (loss) on investments	(1,009)	(2,759)	(8,853)	(29,688)	(371,157)	33,063	(25,979)	568,126

Net gain (loss) on investments	1,300	231,692	(22,951)	138,150	446,587	43,510	(24,978)	623,346

Reinvested capital gains	-	-	-	45,811	-	-	40,764	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,516	227,485	(24,690)	170,107	349,404	41,641	15,362	483,158

Investment Activity:	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV
Reinvested dividends	$-	-	596,579	141,114	45,943	88,029	7,481	29,959
Mortality and expense risk charges (note 2)	(2,609,825)	(551,330)	(155,714)	(353,202)	(693,758)	(22,430)	(4,365)	(16,112)

Net investment income (loss)	(2,609,825)	(551,330)	440,865	(212,088)	(647,815)	65,599	3,116	13,847
Realized gain (loss) on investments	13,148,772	1,362,544	(478,344)	495,716	255,261	18,922	837	15,893
Change in unrealized gain (loss) on investments	17,828,289	(8,381,140)	(757,670)	(3,916,514)	(8,642,585)	(186,432)	(16,159)	(36,009)

Net gain (loss) on investments	30,977,061	(7,018,596)	(1,236,014)	(3,420,798)	(8,387,324)	(167,510)	(15,322)	(20,116)

Reinvested capital gains	15,911,115	-	953,451	3,221,490	-	305,249	35,438	126,331

Net increase (decrease) in contract owners’ equity resulting from operations	$44,278,351	(7,569,926)	158,302	(411,396)	(9,035,139)	203,338	23,232	120,062

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	WRASP	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP
Reinvested dividends	$1,164,766	4,794,063	-	25	32,764	312,754	519,449	74,416
Mortality and expense risk charges (note 2)	(4,071,284)	(1,510,678)	(746,740)	(55)	(12,028)	(122,929)	(200,220)	(30,485)

Net investment income (loss)	(2,906,518)	3,283,385	(746,740)	(30)	20,736	189,825	319,229	43,931
Realized gain (loss) on investments	2,907,294	797,564	432,323	(8)	17,696	137,922	202,093	97,232
Change in unrealized gain (loss) on investments	(48,329,041)	(4,957,742)	686,121	325	(132,541)	(1,336,423)	(1,934,557)	(369,643)

Net gain (loss) on investments	(45,421,747)	(4,160,178)	1,118,444	317	(114,845)	(1,198,501)	(1,732,464)	(272,411)

Reinvested capital gains	30,873,775	723,263	2,685,829	210	185,753	2,141,346	3,495,394	482,098

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,454,490)	(153,530)	3,057,533	497	91,644	1,132,670	2,082,159	253,618

Investment Activity:	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	OVGS3	OVGS4
Reinvested dividends	$-	176	-	28	4,144	-	-	-
Mortality and expense risk charges (note 2)	(561)	(4,117)	(928,095)	(87)	(3,797)	(680)	(245,377)	(434,427)

Net investment income (loss)	(561)	(3,941)	(928,095)	(59)	347	(680)	(245,377)	(434,427)
Realized gain (loss) on investments	4,627	38,164	1,529,867	534	204	4,407	15,576,515	20,487,298
Change in unrealized gain (loss) on investments	(9,455)	(7,372)	(8,101,898)	(148)	12,130	(11,359)	(15,474,133)	(20,382,840)

Net gain (loss) on investments	(4,828)	30,792	(6,572,031)	386	12,334	(6,952)	102,382	104,458

Reinvested capital gains	4,980	-	5,602,650	-	-	8,453	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(409)	26,851	(1,897,476)	327	12,681	821	(142,995)	(329,969)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GEM6	GIG3	NVMIG3
Reinvested dividends	$-	-	-	1,969,887	67,350	224,518	496,654	386,171
Mortality and expense risk charges (note 2)	(88,146)	(351,871)	(631,228)	(423,732)	(62,123)	(275,533)	(100,312)	(143,694)

Net investment income (loss)	(88,146)	(351,871)	(631,228)	1,546,155	5,227	(51,015)	396,342	242,477
Realized gain (loss) on investments	1,300,629	28,423,031	5,000,151	(951,779)	1,272,494	2,115,256	7,325,305	12,361,169
Change in unrealized gain (loss) on investments	(1,827,193)	(27,292,100)	(3,834,961)	1,851,623	(1,864,675)	(4,053,704)	(7,368,866)	(12,399,149)

Net gain (loss) on investments	(526,564)	1,130,931	1,165,190	899,844	(592,181)	(1,938,448)	(43,561)	(37,980)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(614,710)	779,060	533,962	2,445,999	(586,954)	(1,989,463)	352,781	204,497

Investment Activity:	GVDIV3	GVDIV6	ACVVS1
Reinvested dividends	$117,994	1,548,729	-
Mortality and expense risk charges (note 2)	(21,000)	(322,698)	(9)

Net investment income (loss)	96,994	1,226,031	(9)
Realized gain (loss) on investments	730,786	12,666,771	75
Change in unrealized gain (loss) on investments	(880,426)	(14,646,375)	(440)

Net gain (loss) on investments	(149,640)	(1,979,604)	(365)

Reinvested capital gains	-	-	296

Net increase (decrease) in contract owners’ equity resulting from operations	$(52,646)	(753,573)	(78)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		ALMCS		ALVDAA		ALVDAB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$58,858,452	7,715,260	(5,461)	(4,628)	258	26	(168,792)	(74,385)
Realized gain (loss) on investments	901,337,010	457,179,594	32,714	53,544	439	1	77,847	46,184
Change in unrealized gain (loss) on investments	(522,380,386)	4,797,378,405	6,746	85,118	(2,617)	845	(132,648)	474,949
Reinvested capital gains	1,040,952,118	510,501,962	-	-	3,495	53	483,628	20,576

Net increase (decrease) in contract owners’ equity resulting from operations	1,478,767,194	5,772,775,221	33,999	134,034	1,575	925	260,035	467,324

Equity transactions:
Purchase payments received from contract owners (note 3)	5,994,771,754	5,436,211,476	-	-	58,880	14,588	7,208,310	5,735,930
Transfers between funds	-	-	(44,573)	54,912	36,092	79	512,020	435,150
Redemptions (note 3)	(3,546,526,710)	(3,376,288,511)	(18,801)	(45,395)	-	-	(396,872)	(353,794)
Annuity benefits	(1,478,079)	(1,499,588)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(294,565,413)	(239,707,518)	(7)	(16)	-	-	(258)	(36)
Contingent deferred sales charges (note 2)	(18,813,647)	(16,694,003)	-	-	-	-	(2,291)	(9,161)
Adjustments to maintain reserves	(245,425)	586,925	8	(28)	(8)	3	(208)	(146)

Net equity transactions	2,133,142,480	1,802,608,781	(63,373)	9,473	94,964	14,670	7,320,701	5,807,943

Net change in contract owners’ equity	3,611,909,674	7,575,384,002	(29,374)	143,507	96,539	15,595	7,580,736	6,275,267
Contract owners’ equity beginning of period	41,548,378,750	33,972,994,748	545,847	402,340	15,595	-	8,266,416	1,991,149

Contract owners’ equity end of period	$45,160,288,424	41,548,378,750	516,473	545,847	112,134	15,595	15,847,152	8,266,416

CHANGES IN UNITS:
Beginning units	2,827,650,082	2,640,272,691	29,458	29,102	1,477	-	742,493	196,701
Units purchased	807,633,872	791,386,600	949	3,523	12,468	1,477	746,967	604,526
Units redeemed	(583,592,424)	(604,009,209)	(4,239)	(3,167)	(3,725)	-	(97,274)	(58,734)

Ending units	3,051,691,530	2,827,650,082	26,168	29,458	10,220	1,477	1,392,186	742,493

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVIP1		AFGF		AFHY		AVPAP2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,194	175	17,405	(15,332)	35,960	71,171	(9,888,365)	1,011,605
Realized gain (loss) on investments	(52)	(163)	327,086	428,230	714	(57,618)	1,156,667	608
Change in unrealized gain (loss) on investments	(1,536)	(1,029)	(63,086)	2,491,862	(22,974)	64,792	19,422,245	25,889,242
Reinvested capital gains	1,768	-	604,783	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,374	(1,017)	886,188	2,904,760	13,700	78,345	10,690,547	26,901,455

Equity transactions:
Purchase payments received from contract owners (note 3)	110,156	47,011	2,839	6,896	933	925	402,389,134	343,125,655
Transfers between funds	41,124	443	(176,482)	(151,341)	(166,981)	(370,390)	4,932,056	14,344,843
Redemptions (note 3)	-	-	(478,745)	(1,102,274)	(20,538)	(269,057)	(10,464,015)	(1,440,996)
Annuity benefits	-	-	(832)	(734)	(1,483)	(1,466)	-	-
Contract maintenance charges (note 2)	(202)	-	(2,799)	(2,974)	(397)	(463)	(4,771,899)	(254,152)
Contingent deferred sales charges (note 2)	-	-	(42)	-	-	-	(281,526)	(15,258)
Adjustments to maintain reserves	(4)	52	497	641	906	887	3,079	132,590

Net equity transactions	151,074	47,506	(655,564)	(1,249,786)	(187,560)	(639,564)	391,806,829	355,892,682

Net change in contract owners’ equity	152,448	46,489	230,624	1,654,974	(173,860)	(561,219)	402,497,376	382,794,137
Contract owners’ equity beginning of period	46,489	-	12,372,785	10,717,811	1,395,950	1,957,169	395,954,374	13,160,237

Contract owners’ equity end of period	$198,937	46,489	12,603,409	12,372,785	1,222,090	1,395,950	798,451,750	395,954,374

CHANGES IN UNITS:
Beginning units	5,112	-	112,638	125,616	24,207	35,854	32,981,115	1,300,941
Units purchased	16,221	5,600	266	142	33,816	22,536	35,218,055	32,178,187
Units redeemed	(115)	(488)	(6,043)	(13,120)	(36,728)	(34,183)	(2,558,555)	(498,013)

Ending units	21,218	5,112	106,861	112,638	21,295	24,207	65,640,615	32,981,115

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AFGC		MLVGA3		CHSMM		DWVVLS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$148	(4,432)	2,632,396	(704,864)	(86,728)	(104,494)	3,148	(288)
Realized gain (loss) on investments	7,696	7,558	662,941	480,806	-	-	3,706	15
Change in unrealized gain (loss) on investments	26,881	(71,289)	(31,989,850)	14,078,873	-	-	47,229	16,146
Reinvested capital gains	-	26,579	28,815,036	9,798,344	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,725	(41,584)	120,523	23,653,159	(86,728)	(104,494)	54,083	15,873

Equity transactions:
Purchase payments received from contract owners (note 3)	193	189	98,681,601	82,385,180	46,986	2,836,160	354,886	208,814
Transfers between funds	22,866	(44,934)	4,247,634	6,940,473	377,462	(2,013,499)	3,077	1,022
Redemptions (note 3)	(69,197)	(100,998)	(17,562,728)	(15,600,032)	(1,154,983)	(1,835,791)	(7,307)	-
Annuity benefits	(222)	(229)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(516)	(563)	(12,703)	(11,198)	(525)	(454)	(795)	-
Contingent deferred sales charges (note 2)	-	-	(45,051)	(61,059)	-	-	-	-
Adjustments to maintain reserves	170	151	(959)	(850)	39	31	(11)	(3)

Net equity transactions	(46,706)	(146,384)	85,307,794	73,652,514	(731,021)	(1,013,553)	349,850	209,833

Net change in contract owners’ equity	(11,981)	(187,968)	85,428,317	97,305,673	(817,749)	(1,118,047)	403,933	225,706
Contract owners’ equity beginning of period	907,780	1,095,748	251,321,137	154,015,464	9,707,822	10,825,869	225,706	-

Contract owners’ equity end of period	$895,799	907,780	336,749,454	251,321,137	8,890,073	9,707,822	629,639	225,706

CHANGES IN UNITS:
Beginning units	26,433	30,588	16,742,221	11,530,622	949,742	1,047,948	19,338	-
Units purchased	1,219	5	7,925,924	7,335,827	581,830	834,216	30,361	19,345
Units redeemed	(2,539)	(4,160)	(2,256,303)	(2,124,228)	(646,725)	(932,422)	(2,038)	(7)

Ending units	25,113	26,433	22,411,842	16,742,221	884,847	949,742	47,661	19,338

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DWVSVS		DSIF		DSIFS		DSRG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(189,294)	(24,022)	973,982	1,113,828	(15,544)	162,694	(117,176)	(29,513)
Realized gain (loss) on investments	196,838	11,101	10,605,917	9,910,408	14,423,911	(170,702)	2,985,516	2,926,256
Change in unrealized gain (loss) on investments	(226,368)	442,070	12,616,970	46,211,129	1,946,132	38,379,903	(912,297)	8,831,655
Reinvested capital gains	900,002	-	2,808,528	2,506,810	1,996,926	1,637,024	3,132,187	-

Net increase (decrease) in contract owners’ equity resulting from operations	681,178	429,149	27,005,397	59,742,175	18,351,425	40,008,919	5,088,230	11,728,398

Equity transactions:
Purchase payments received from contract owners (note 3)	12,473,991	3,525,717	3,577,023	3,383,204	2,791,706	18,998,381	606,204	522,695
Transfers between funds	5,896,091	1,844,177	(680,279)	(1,345,935)	(10,746,799)	(2,905,774)	54,131	(524,461)
Redemptions (note 3)	(1,013,870)	(103,744)	(26,826,517)	(29,323,740)	(14,587,289)	(12,547,913)	(4,886,571)	(5,203,285)
Annuity benefits	-	-	(61,395)	(64,468)	(3,855)	(9,216)	(3,553)	(3,065)
Contract maintenance charges (note 2)	(33,750)	(2,633)	(106,876)	(115,326)	(513,453)	(460,382)	(28,521)	(30,371)
Contingent deferred sales charges (note 2)	(3,316)	(259)	(16,601)	(16,713)	(63,940)	(48,911)	(2,046)	(2,364)
Adjustments to maintain reserves	(2,564)	(114)	1,862	1,352	(285)	(2,471)	158	164

Net equity transactions	17,316,582	5,263,144	(24,112,783)	(27,481,626)	(23,123,915)	3,023,714	(4,260,198)	(5,240,687)

Net change in contract owners’ equity	17,997,760	5,692,293	2,892,614	32,260,549	(4,772,490)	43,032,633	828,032	6,487,711
Contract owners’ equity beginning of period	5,692,293	-	241,384,788	209,124,239	174,159,280	131,126,647	44,815,755	38,328,044

Contract owners’ equity end of period	$23,690,053	5,692,293	244,277,402	241,384,788	169,386,790	174,159,280	45,643,787	44,815,755

CHANGES IN UNITS:
Beginning units	466,331	-	5,646,503	6,373,721	8,091,350	7,884,652	1,265,074	1,435,555
Units purchased	2,065,110	528,282	194,615	277,105	929,920	2,172,981	41,450	35,511
Units redeemed	(662,371)	(61,951)	(734,728)	(1,004,323)	(1,936,092)	(1,966,283)	(155,263)	(205,992)

Ending units	1,869,070	466,331	5,106,390	5,646,503	7,085,178	8,091,350	1,151,261	1,265,074

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ETVFR		FRESS2		GVGMNS		HVIE
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$156,568	1,458	7,628	1,912	(91,590)	(33,335)	96,343	25,381
Realized gain (loss) on investments	(184,376)	(1)	1,326	(8)	40,819	94,586	274,761	130,038
Change in unrealized gain (loss) on investments	(330,314)	148	47,377	(12,851)	132,579	77,371	(1,659,296)	2,056,941
Reinvested capital gains	-	44	32,853	5,681	53,322	107,917	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(358,122)	1,649	89,184	(5,266)	135,130	246,539	(1,288,192)	2,212,360

Equity transactions:
Purchase payments received from contract owners (note 3)	6,887,454	53,406	466,339	136,764	2,405,349	3,911,123	1,985,325	3,763,473
Transfers between funds	14,931,802	113,701	(18,107)	-	(77,701)	205,536	328,939	(481,022)
Redemptions (note 3)	(726,660)	-	(1,606)	-	(431,861)	(310,482)	(524,132)	(243,977)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(661)	-	-	-	(287)	(173)	(116,720)	(86,813)
Contingent deferred sales charges (note 2)	(1,181)	-	-	-	(1,708)	(1,190)	(6,140)	(3,677)
Adjustments to maintain reserves	73	(5)	1	(4)	(105)	(80)	(336)	(2,099)

Net equity transactions	21,090,827	167,102	446,627	136,760	1,893,687	3,804,734	1,666,936	2,945,885

Net change in contract owners’ equity	20,732,705	168,751	535,811	131,494	2,028,817	4,051,273	378,744	5,158,245
Contract owners’ equity beginning of period	168,751	-	131,494	-	4,622,209	570,936	14,418,065	9,259,820

Contract owners’ equity end of period	$20,901,456	168,751	667,305	131,494	6,651,026	4,622,209	14,796,809	14,418,065

CHANGES IN UNITS:
Beginning units	16,659	-	14,671	-	406,175	55,968	1,179,976	917,015
Units purchased	3,327,980	16,659	44,975	14,671	236,087	464,144	330,856	508,846
Units redeemed	(1,244,850)	-	(2,002)	-	(70,410)	(113,937)	(191,740)	(245,885)

Ending units	2,099,789	16,659	57,644	14,671	571,852	406,175	1,319,092	1,179,976

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HVSIT		IVMCC2		IVKMG2		IVBRA1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(372,883)	(388,658)	(171,369)	(44,237)	(349,201)	(310,757)	(610)	554
Realized gain (loss) on investments	2,722,764	2,725,402	128,021	208,939	1,630,076	758,259	20	-
Change in unrealized gain (loss) on investments	(5,502,579)	5,653,487	(1,087,995)	340,386	18,425	6,164,921	(4,821)	(963)
Reinvested capital gains	1,855,175	-	1,285,549	346,153	-	-	9,770	1,105

Net increase (decrease) in contract owners’ equity resulting from operations	(1,297,523)	7,990,231	154,206	851,241	1,299,300	6,612,423	4,359	696

Equity transactions:
Purchase payments received from contract owners (note 3)	3,704,991	7,305,046	5,376,524	4,480,847	225,372	266,163	153,142	50,612
Transfers between funds	(3,321,738)	1,424,464	413,990	466,305	(739,239)	(2,383,083)	994	45
Redemptions (note 3)	(1,772,220)	(1,708,809)	(425,544)	(141,614)	(2,683,558)	(2,213,082)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(247,847)	(209,718)	(33,676)	(13,725)	(113,296)	(111,876)	-	-
Contingent deferred sales charges (note 2)	(31,101)	(12,474)	(6,161)	(1,231)	(7,746)	(9,227)	-	-
Adjustments to maintain reserves	(560)	(592)	(296)	(287)	(507)	(697)	3	(3)

Net equity transactions	(1,668,475)	6,797,917	5,324,837	4,790,295	(3,318,974)	(4,451,802)	154,139	50,654

Net change in contract owners’ equity	(2,965,998)	14,788,148	5,479,043	5,641,536	(2,019,674)	2,160,621	158,498	51,350
Contract owners’ equity beginning of period	37,089,198	22,301,050	7,167,431	1,525,895	23,558,853	21,398,232	51,350	-

Contract owners’ equity end of period	$34,123,200	37,089,198	12,646,474	7,167,431	21,539,179	23,558,853	209,848	51,350

CHANGES IN UNITS:
Beginning units	2,149,202	1,678,205	571,438	153,532	1,802,302	2,201,353	5,179	-
Units purchased	590,399	1,392,881	541,104	598,210	298,275	201,402	14,990	5,179
Units redeemed	(689,732)	(921,884)	(127,916)	(180,304)	(547,767)	(600,453)	(80)	-

Ending units	2,049,869	2,149,202	984,626	571,438	1,552,810	1,802,302	20,089	5,179

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JPMMV1		JABS		JAMGS		JACAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(84,431)	(55,858)	17,657	69,225	(316)	(13)	(2,228,907)	(1,390,583)
Realized gain (loss) on investments	1,594,624	1,686,455	451,439	149,145	62	1	12,761,228	4,567,792
Change in unrealized gain (loss) on investments	(421,908)	1,652,493	4,922	1,191,795	7,876	892	(47,364,159)	34,285,389
Reinvested capital gains	859,135	131,580	282,873	516,142	2,926	-	46,390,189	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,947,420	3,414,670	756,891	1,926,307	10,548	880	9,558,351	37,462,598

Equity transactions:
Purchase payments received from contract owners (note 3)	483,093	921,795	134,807	210,806	111,515	9,311	7,313,347	15,364,826
Transfers between funds	(21,207)	3,150,496	(267,926)	(416,953)	(77)	-	(13,469,286)	(19,975,289)
Redemptions (note 3)	(2,206,307)	(1,913,966)	(942,414)	(1,846,160)	-	-	(13,089,099)	(13,295,180)
Annuity benefits	-	-	(11,853)	(7,125)	-	-	-	-
Contract maintenance charges (note 2)	(4,086)	(3,987)	(604)	(862)	(33)	-	(705,650)	(672,673)
Contingent deferred sales charges (note 2)	(1,084)	(2,947)	(92)	(1,650)	-	-	(52,011)	(80,328)
Adjustments to maintain reserves	(96)	(89)	2,660	(10,964)	(7)	(2)	(1,418)	(1,544)

Net equity transactions	(1,749,687)	2,151,302	(1,085,422)	(2,072,908)	111,398	9,309	(20,004,117)	(18,660,188)

Net change in contract owners’ equity	197,733	5,565,972	(328,531)	(146,601)	121,946	10,189	(10,445,766)	18,802,410
Contract owners’ equity beginning of period	15,844,686	10,278,714	11,612,668	11,759,269	10,189	-	160,071,012	141,268,602

Contract owners’ equity end of period	$16,042,419	15,844,686	11,284,137	11,612,668	132,135	10,189	149,625,246	160,071,012

CHANGES IN UNITS:
Beginning units	706,041	597,636	528,268	637,267	836	-	7,528,794	8,531,781
Units purchased	148,906	370,462	33,520	44,723	8,905	836	882,831	1,659,468
Units redeemed	(225,797)	(262,057)	(80,408)	(153,722)	(36)	-	(1,778,459)	(2,662,455)

Ending units	629,150	706,041	481,380	528,268	9,705	836	6,633,166	7,528,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAGTS		JAIGS		LZREMS		MIGSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(472,048)	(315,960)	3,137,493	1,213,360	136,885	532	(94,240)	(91,058)
Realized gain (loss) on investments	2,176,828	597,188	(1,420,670)	(2,069,784)	32,386	50	608,640	642,307
Change in unrealized gain (loss) on investments	(1,257,409)	6,050,615	(16,890,457)	9,834,302	(1,675,881)	(433)	(265,392)	1,229,361
Reinvested capital gains	1,873,001	-	5,170,275	-	96,352	237	432,016	248,547

Net increase (decrease) in contract owners’ equity resulting from operations	2,320,372	6,331,843	(10,003,359)	8,977,878	(1,410,258)	386	681,024	2,029,157

Equity transactions:
Purchase payments received from contract owners (note 3)	9,539,097	5,110,060	6,482,051	5,299,807	8,650,115	40,961	139,338	40,831
Transfers between funds	90,314	656,395	(1,077,134)	(7,585,908)	5,655,271	(498)	(258,019)	(248,098)
Redemptions (note 3)	(2,260,800)	(2,155,791)	(8,418,224)	(10,227,262)	(237,718)	-	(1,303,313)	(1,726,890)
Annuity benefits	(582)	(511)	(13,182)	(13,857)	-	-	-	-
Contract maintenance charges (note 2)	(4,215)	(3,948)	(13,407)	(16,584)	(138)	-	(754)	(841)
Contingent deferred sales charges (note 2)	(6,603)	(7,338)	(22,555)	(52,971)	(377)	-	(274)	(874)
Adjustments to maintain reserves	(321)	(1,181)	(362)	(991)	(121)	(6)	(185)	(249)

Net equity transactions	7,356,890	3,597,686	(3,062,813)	(12,597,766)	14,067,032	40,457	(1,423,207)	(1,936,121)

Net change in contract owners’ equity	9,677,262	9,929,529	(13,066,172)	(3,619,888)	12,656,774	40,843	(742,183)	93,036
Contract owners’ equity beginning of period	27,248,015	17,318,486	76,830,090	80,449,978	40,843	-	8,313,066	8,220,030

Contract owners’ equity end of period	$36,925,277	27,248,015	63,763,918	76,830,090	12,697,617	40,843	7,570,883	8,313,066

CHANGES IN UNITS:
Beginning units	2,738,469	2,402,225	3,552,741	4,239,187	4,129	-	379,071	480,417
Units purchased	1,992,176	1,092,301	608,654	696,916	1,584,097	4,179	13,735	28,899
Units redeemed	(1,374,912)	(756,057)	(849,845)	(1,383,362)	(209,342)	(50)	(77,563)	(130,245)

Ending units	3,355,733	2,738,469	3,311,550	3,552,741	1,378,884	4,129	315,243	379,071

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MNDSC		MVUSC		MVFSC		MVIVSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(348,675)	(246,926)	1,153	152	(908,981)	(2,113,899)	422,809	(131,537)
Realized gain (loss) on investments	939,368	641,061	367	1	24,276,723	19,077,934	1,816,506	1,612,253
Change in unrealized gain (loss) on investments	(7,402,779)	4,081,575	(1,552)	480	(4,518,031)	81,399,828	(3,271,951)	22,062,036
Reinvested capital gains	4,576,880	159,903	2,785	161	11,748,958	1,059,286	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,235,206)	4,635,613	2,753	794	30,598,669	99,423,149	(1,032,636)	23,542,752

Equity transactions:
Purchase payments received from contract owners (note 3)	6,616,098	8,371,076	15,857	20,189	27,963,946	28,527,711	28,148,030	26,965,050
Transfers between funds	(5,368,251)	9,912,066	72,971	-	(14,469,598)	(11,372,458)	11,137,685	16,495,681
Redemptions (note 3)	(1,265,413)	(1,501,842)	-	-	(43,942,454)	(36,940,464)	(8,110,808)	(4,529,997)
Annuity benefits	-	-	-	-	(14,253)	(12,343)	-	-
Contract maintenance charges (note 2)	(56,686)	(28,015)	-	-	(1,828,264)	(1,674,348)	(903,449)	(710,182)
Contingent deferred sales charges (note 2)	(9,323)	(1,288)	-	-	(124,789)	(153,372)	(82,139)	(31,438)
Adjustments to maintain reserves	(511)	(439)	-	(4)	(1,375)	(718)	(680)	(896)

Net equity transactions	(84,086)	16,751,558	88,828	20,185	(32,416,787)	(21,625,992)	30,188,639	38,188,218

Net change in contract owners’ equity	(2,319,292)	21,387,171	91,581	20,979	(1,818,118)	77,797,157	29,156,003	61,730,970
Contract owners’ equity beginning of period	23,938,810	2,551,639	20,979	-	386,511,821	308,714,664	139,601,593	77,870,623

Contract owners’ equity end of period	$21,619,518	23,938,810	112,560	20,979	384,693,703	386,511,821	168,757,596	139,601,593

CHANGES IN UNITS:
Beginning units	1,688,392	250,099	1,989	-	15,568,092	16,598,824	9,380,271	6,568,051
Units purchased	866,526	2,041,879	7,758	1,989	2,759,897	3,404,031	3,913,398	4,591,826
Units redeemed	(878,428)	(603,586)	(199)	-	(4,064,509)	(4,434,763)	(1,895,996)	(1,779,606)

Ending units	1,676,490	1,688,392	9,548	1,989	14,263,480	15,568,092	11,397,673	9,380,271

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSVFI		MSVF2		MSEM		MSEMB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$22,729	29,524	229,065	321,627	101,267	78,587	30,347	23,229
Realized gain (loss) on investments	16,820	23,585	468,577	322,236	1,426	42,029	1,866	9,855
Change in unrealized gain (loss) on investments	46,111	(74,772)	208,486	(1,018,539)	(75,222)	(479,013)	(29,801)	(142,321)
Reinvested capital gains	-	-	-	-	18,455	36,234	5,746	11,213

Net increase (decrease) in contract owners’ equity resulting from operations	85,660	(21,663)	906,128	(374,676)	45,926	(322,163)	8,158	(98,024)

Equity transactions:
Purchase payments received from contract owners (note 3)	20,296	15,399	31,660	56,855	(6)	337	132,772	8,000
Transfers between funds	1,399,248	(136,517)	367,219	(709,138)	(69,106)	(146,216)	(6,975)	(83,396)
Redemptions (note 3)	(85,350)	(133,801)	(1,882,161)	(1,871,482)	(290,609)	(394,339)	(84,266)	(66,145)
Annuity benefits	-	-	(6,999)	(7,383)	-	-	-	-
Contract maintenance charges (note 2)	(323)	(355)	(22,227)	(22,152)	(1,280)	(1,534)	(116)	(163)
Contingent deferred sales charges (note 2)	(45)	(307)	(1,092)	(3,606)	(13)	(46)	(1)	(11)
Adjustments to maintain reserves	(37)	(65)	(315)	(309)	44	(51)	(70)	(49)

Net equity transactions	1,333,789	(255,646)	(1,513,915)	(2,557,215)	(360,970)	(541,849)	41,344	(141,764)

Net change in contract owners’ equity	1,419,449	(277,309)	(607,787)	(2,931,891)	(315,044)	(864,012)	49,502	(239,788)
Contract owners’ equity beginning of period	1,143,334	1,420,643	15,626,819	18,558,710	2,529,866	3,393,878	766,339	1,006,127

Contract owners’ equity end of period	$2,562,783	1,143,334	15,019,032	15,626,819	2,214,822	2,529,866	815,841	766,339

CHANGES IN UNITS:
Beginning units	94,101	114,987	1,277,247	1,488,971	98,656	119,137	35,082	40,884
Units purchased	143,526	8,059	265,809	164,111	-	21	16,453	858
Units redeemed	(40,252)	(28,945)	(386,074)	(375,835)	(13,584)	(20,502)	(6,848)	(6,660)

Ending units	197,375	94,101	1,156,982	1,277,247	85,072	98,656	44,687	35,082

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VKVGR2		MSVRE		MSVREB		NAMAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,393)	1,634	28	(121)	(4)	(21)	1,370,824	-
Realized gain (loss) on investments	340	4,230	1,864	1,565	152	12	216	-
Change in unrealized gain (loss) on investments	18,822	(7,673)	5,653	(1,166)	876	38	(713,034)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,769	(1,809)	7,545	278	1,024	29	658,006	-

Equity transactions:
Purchase payments received from contract owners (note 3)	54,402	36,361	-	184	(377)	(210)	184,133,541	-
Transfers between funds	127,018	(11,191)	-	(184)	(410)	242	2,164,106	-
Redemptions (note 3)	(6,006)	(1,019)	-	-	-	(32)	(436,741)	-
Annuity benefits	-	-	(6,509)	(9,312)	(500)	(468)	-	-
Contract maintenance charges (note 2)	(13)	(1)	-	-	2	(1)	(7,782)	-
Contingent deferred sales charges (note 2)	(16)	-	-	-	-	-	(2,399)	-
Adjustments to maintain reserves	2	(19)	858	3,808	(34)	2	(17)	-

Net equity transactions	175,387	24,131	(5,651)	(5,504)	(1,319)	(467)	185,850,708	-

Net change in contract owners’ equity	193,156	22,322	1,894	(5,226)	(295)	(438)	186,508,714	-
Contract owners’ equity beginning of period	82,016	59,694	29,133	34,359	4,376	4,814	-	-

Contract owners’ equity end of period	$275,172	82,016	31,027	29,133	4,081	4,376	186,508,714	-

CHANGES IN UNITS:
Beginning units	8,643	6,184	-	-	27	27	-	-
Units purchased	22,364	8,962	-	12	-	28	19,164,901	-
Units redeemed	(5,315)	(6,503)	-	(12)	(27)	(28)	(390,100)	-

Ending units	25,692	8,643	-	-	-	27	18,774,801	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NAMGI2		NVAMV1		NVAMV2		GVAAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$173,386	-	367,621	251,186	533,622	242,761	(28,017,348)	(9,878,200)
Realized gain (loss) on investments	(809)	-	2,092,315	1,956,272	7,687,272	5,051,318	16,730,114	10,231,221
Change in unrealized gain (loss) on investments	61,030	-	(2,489,375)	10,623,314	(8,762,082)	32,294,637	174,411,995	836,203,892
Reinvested capital gains	-	-	6,164,475	1,003,134	18,844,783	3,084,906	8,046,845	1,052,405

Net increase (decrease) in contract owners’ equity resulting from operations	233,607	-	6,135,036	13,833,906	18,303,595	40,673,622	171,171,606	837,609,318

Equity transactions:
Purchase payments received from contract owners (note 3)	21,276,968	-	1,272,310	901,161	13,052,832	10,640,647	444,256,128	452,044,967
Transfers between funds	255,223	-	431,834	(201,272)	(3,892,605)	(5,213,674)	61,585,453	88,656,793
Redemptions (note 3)	(50,753)	-	(6,638,123)	(8,406,233)	(20,005,361)	(17,238,167)	(266,007,318)	(225,531,992)
Annuity benefits	-	-	(4,557)	(4,021)	(23,369)	(20,571)	(20,372)	(7,475)
Contract maintenance charges (note 2)	-	-	(20,181)	(21,562)	(694,642)	(624,230)	(46,739,903)	(39,268,844)
Contingent deferred sales charges (note 2)	(89)	-	(3,795)	(9,289)	(81,087)	(75,006)	(2,313,764)	(2,111,203)
Adjustments to maintain reserves	(43)	-	1,261	530	(1,363)	(1,523)	2,137	(207)

Net equity transactions	21,481,306	-	(4,961,251)	(7,740,686)	(11,645,595)	(12,532,524)	190,762,361	273,782,039

Net change in contract owners’ equity	21,714,913	-	1,173,785	6,093,220	6,658,000	28,141,098	361,933,967	1,111,391,357
Contract owners’ equity beginning of period	-	-	55,025,478	48,932,258	170,943,231	142,802,133	4,915,538,754	3,804,147,397

Contract owners’ equity end of period	$21,714,913	-	56,199,263	55,025,478	177,601,231	170,943,231	5,277,472,721	4,915,538,754

CHANGES IN UNITS:
Beginning units	-	-	2,696,763	3,121,609	8,531,980	9,244,748	352,795,401	331,857,633
Units purchased	2,229,274	-	178,449	137,357	1,735,984	1,659,063	47,802,139	62,015,267
Units redeemed	(85,487)	-	(407,686)	(562,203)	(2,297,794)	(2,371,831)	(34,337,750)	(41,077,499)

Ending units	2,143,787	-	2,467,526	2,696,763	7,970,170	8,531,980	366,259,790	352,795,401

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,188,798)	4,134,690	(1,697,538)	(1,879,078)	(3,715,998)	(3,242,229)	(13,275,403)	(7,846,368)
Realized gain (loss) on investments	2,375,634	357,522	2,330,212	304,128	2,142,219	(1,392,479)	60,342,372	18,777,719
Change in unrealized gain (loss) on investments	40,356,593	(61,671,830)	(61,252)	41,606,303	22,797,673	69,808,562	89,714,927	383,090,590
Reinvested capital gains	15,194,522	429,639	-	-	-	-	17,195,120	-

Net increase (decrease) in contract owners’ equity resulting from operations	53,737,951	(56,749,979)	571,422	40,031,353	21,223,894	65,173,854	153,977,016	394,021,941

Equity transactions:
Purchase payments received from contract owners (note 3)	278,721,804	281,696,970	42,466,658	33,354,606	73,541,118	55,861,759	337,172,403	328,793,812
Transfers between funds	29,099,141	165,847,527	(4,335,173)	(3,093,553)	(15,506,884)	(10,169,335)	(75,266,251)	(132,755,812)
Redemptions (note 3)	(91,640,033)	(107,438,108)	(16,656,228)	(11,052,750)	(27,100,315)	(19,440,978)	(101,294,208)	(110,562,160)
Annuity benefits	(47,309)	(36,367)	(5,549)	(8,048)	(6,092)	(5,601)	(19,405)	(6,175)
Contract maintenance charges (note 2)	(15,003,754)	(11,181,264)	(910,762)	(767,570)	(1,191,441)	(1,043,726)	(15,636,418)	(11,612,915)
Contingent deferred sales charges (note 2)	(1,000,632)	(716,442)	(130,826)	(70,403)	(177,330)	(100,222)	(1,071,159)	(731,503)
Adjustments to maintain reserves	1,708	(1,285)	(754)	5,512	(1,207)	(1,294)	1,157	(1,386)

Net equity transactions	200,130,925	328,171,031	20,427,366	18,367,794	29,557,849	25,100,603	143,886,119	73,123,861

Net change in contract owners’ equity	253,868,876	271,421,052	20,998,788	58,399,147	50,781,743	90,274,457	297,863,135	467,145,802
Contract owners’ equity beginning of period	1,507,999,686	1,236,578,634	200,984,293	142,585,146	317,072,144	226,797,687	1,724,591,166	1,257,445,364

Contract owners’ equity end of period	$1,761,868,562	1,507,999,686	221,983,081	200,984,293	367,853,887	317,072,144	2,022,454,301	1,724,591,166

CHANGES IN UNITS:
Beginning units	135,018,265	106,649,138	13,261,501	11,903,007	23,231,955	21,178,621	141,379,875	135,436,985
Units purchased	39,321,455	49,887,834	3,914,058	3,895,861	6,838,787	6,301,206	35,498,465	41,035,996
Units redeemed	(21,919,608)	(21,518,707)	(2,541,675)	(2,537,367)	(4,690,882)	(4,247,872)	(24,195,131)	(35,093,106)

Ending units	152,420,112	135,018,265	14,633,884	13,261,501	25,379,860	23,231,955	152,683,209	141,379,875

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF		GEM		GEM2		GIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,044,593	257,166	(7,340)	(225)	(158,564)	(5,217)	206,728	(227)
Realized gain (loss) on investments	64,072	(153,370)	104,892	1,547	233,390	(33,438)	26,578	1,577
Change in unrealized gain (loss) on investments	(3,501,442)	200,290	(456,285)	(2,075)	(2,809,615)	24,363	(969,062)	8,943
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,392,777)	304,086	(358,733)	(753)	(2,734,789)	(14,292)	(735,756)	10,293

Equity transactions:
Purchase payments received from contract owners (note 3)	5,390,738	(115)	216,562	-	6,217,527	-	344,395	56,408
Transfers between funds	64,087,672	(202,153)	13,819,023	68,304	59,208,188	(44,791)	24,315,236	(764)
Redemptions (note 3)	(6,570,634)	(1,007,410)	(1,749,956)	(27,089)	(3,776,115)	(103,410)	(1,614,288)	(2,297)
Annuity benefits	(302)	(311)	(2,240)	(558)	(1,537)	-	(3,213)	-
Contract maintenance charges (note 2)	(3,413)	(721)	(4,337)	(105)	(2,895)	(281)	(5,845)	(27)
Contingent deferred sales charges (note 2)	(28,703)	(374)	(2,470)	-	(9,810)	(10)	(766)	-
Adjustments to maintain reserves	(574)	(65)	1,939	(253)	(615)	(34)	20,256	(46)

Net equity transactions	62,874,784	(1,211,149)	12,278,521	40,299	61,634,743	(148,526)	23,055,775	53,274

Net change in contract owners’ equity	61,482,007	(907,063)	11,919,788	39,546	58,899,954	(162,818)	22,320,019	63,567
Contract owners’ equity beginning of period	5,139,688	6,046,751	249,072	209,526	924,616	1,087,434	101,582	38,015

Contract owners’ equity end of period	$66,621,695	5,139,688	12,168,860	249,072	59,824,570	924,616	22,421,601	101,582

CHANGES IN UNITS:
Beginning units	255,684	317,408	14,366	8,617	28,105	32,659	8,336	3,168
Units purchased	5,581,827	657	674,713	6,957	2,371,315	-	1,772,647	5,412
Units redeemed	(2,505,762)	(62,381)	(110,558)	(1,208)	(344,582)	(4,554)	(142,561)	(244)

Ending units	3,331,749	255,684	578,521	14,366	2,054,838	28,105	1,638,422	8,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVIE6		NVNMO1		NVNMO2		NVNSR1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$692,621	(265,362)	(394,853)	(270,888)	(261,455)	(217,238)	(14,607)	(12,787)
Realized gain (loss) on investments	921,024	856,710	3,810,006	3,100,663	2,569,130	1,174,613	559,104	217,622
Change in unrealized gain (loss) on investments	(2,699,156)	3,345,706	(12,614,582)	21,948,594	(5,892,663)	8,335,590	(341,829)	699,071
Reinvested capital gains	-	-	13,354,869	3,368,774	5,023,291	1,441,113	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,085,511)	3,937,054	4,155,440	28,147,143	1,438,303	10,734,078	202,668	903,906

Equity transactions:
Purchase payments received from contract owners (note 3)	6,165,229	3,144,175	762,769	820,469	400,014	2,956,992	212,900	184,872
Transfers between funds	6,157,350	(288,273)	(3,015,654)	(359,220)	(5,138,146)	954,184	(1,149,948)	585,572
Redemptions (note 3)	(2,870,429)	(1,644,743)	(8,901,463)	(10,085,648)	(2,911,169)	(1,785,782)	(371,183)	(268,877)
Annuity benefits	-	-	(11,188)	(10,256)	-	-	-	-
Contract maintenance charges (note 2)	(166,392)	(126,503)	(33,274)	(35,831)	(208,049)	(200,966)	(973)	(1,098)
Contingent deferred sales charges (note 2)	(26,716)	(11,000)	(1,954)	(3,816)	(16,044)	(15,317)	(6,645)	(579)
Adjustments to maintain reserves	(464)	(546)	123	1,009	(511)	(584)	(64)	(73)

Net equity transactions	9,258,578	1,073,110	(11,200,641)	(9,673,293)	(7,873,905)	1,908,527	(1,315,913)	499,817

Net change in contract owners’ equity	8,173,067	5,010,164	(7,045,201)	18,473,850	(6,435,602)	12,642,605	(1,113,245)	1,403,723
Contract owners’ equity beginning of period	29,543,767	24,533,603	88,961,115	70,487,265	36,797,573	24,154,968	3,790,960	2,387,237

Contract owners’ equity end of period	$37,716,834	29,543,767	81,915,914	88,961,115	30,361,971	36,797,573	2,677,715	3,790,960

CHANGES IN UNITS:
Beginning units	3,288,584	3,157,577	7,038,080	7,916,101	2,987,351	2,768,451	271,583	234,137
Units purchased	1,857,996	867,070	97,692	451,250	248,034	1,706,303	79,163	191,742
Units redeemed	(839,851)	(736,063)	(974,591)	(1,329,271)	(889,102)	(1,487,403)	(175,061)	(154,296)

Ending units	4,306,729	3,288,584	6,161,181	7,038,080	2,346,283	2,987,351	175,685	271,583

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNSR2		NVCRA2		NVCRB2		NVCCA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,306,874)	(1,620,160)	290,583	(106,615)	17,781,484	2,950,030	26,795,631	1,198,870
Realized gain (loss) on investments	24,903,697	8,279,074	933,506	1,095,950	6,465,329	4,075,094	67,415,036	20,706,640
Change in unrealized gain (loss) on investments	(10,727,335)	44,612,301	(2,214,646)	6,397,680	(20,605,886)	166,116,441	(99,726,233)	374,973,405
Reinvested capital gains	-	-	2,525,526	870,113	51,066,330	38,377,324	95,586,860	76,079,358

Net increase (decrease) in contract owners’ equity resulting from operations	12,869,488	51,271,215	1,534,969	8,257,128	54,707,257	211,518,889	90,071,294	472,958,273

Equity transactions:
Purchase payments received from contract owners (note 3)	5,941,690	6,907,233	16,799,491	12,436,169	274,623,378	322,091,395	77,341,783	91,646,044
Transfers between funds	(19,955,839)	(9,038,284)	(225,744)	1,529,630	(10,701,229)	(14,371,945)	19,053,552	54,730,284
Redemptions (note 3)	(27,143,258)	(21,691,893)	(3,546,740)	(5,071,473)	(107,038,566)	(124,515,141)	(150,554,848)	(80,050,061)
Annuity benefits	(7,255)	(6,555)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(761,325)	(751,996)	(4,174)	(3,756)	(19,094,307)	(15,071,262)	(29,995,449)	(27,081,457)
Contingent deferred sales charges (note 2)	(74,711)	(107,582)	(19,403)	(28,945)	(1,245,207)	(864,871)	(1,228,799)	(1,036,355)
Adjustments to maintain reserves	(1,114)	(307)	(323)	(298)	(1,250)	(1,166)	(1,298)	(1,085)

Net equity transactions	(42,001,812)	(24,689,384)	13,003,107	8,861,327	136,542,819	167,267,010	(85,385,059)	38,207,370

Net change in contract owners’ equity	(29,132,324)	26,581,831	14,538,076	17,118,455	191,250,076	378,785,899	4,686,235	511,165,643
Contract owners’ equity beginning of period	178,984,950	152,403,119	45,281,166	28,162,711	1,940,345,195	1,561,559,296	2,929,764,084	2,418,598,441

Contract owners’ equity end of period	$149,852,626	178,984,950	59,819,242	45,281,166	2,131,595,271	1,940,345,195	2,934,450,319	2,929,764,084

CHANGES IN UNITS:
Beginning units	13,130,785	15,266,456	3,708,333	2,931,734	159,209,883	145,128,586	237,108,265	233,768,591
Units purchased	2,146,418	2,908,543	1,863,388	1,777,959	28,580,380	40,492,172	15,401,714	17,803,307
Units redeemed	(5,223,673)	(5,044,214)	(791,456)	(1,001,360)	(17,671,090)	(26,410,875)	(22,308,455)	(14,463,633)

Ending units	10,053,530	13,130,785	4,780,265	3,708,333	170,119,173	159,209,883	230,201,524	237,108,265

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,753,773	1,277,114	25,519,851	3,945,715	3,392,791	(614,970)	7,172,979	1,920,682
Realized gain (loss) on investments	5,735,819	9,223,433	52,889,239	5,146,672	18,895,905	21,939,837	11,580,525	10,364,249
Change in unrealized gain (loss) on investments	(19,729,786)	2,142,758	(61,562,198)	308,281,833	(43,977,377)	39,571,554	(19,689,141)	42,004,293
Reinvested capital gains	22,107,362	11,557,662	68,768,783	64,898,963	33,079,037	16,755,205	21,975,973	16,216,497

Net increase (decrease) in contract owners’ equity resulting from operations	12,867,168	24,200,967	85,615,675	382,273,183	11,390,356	77,651,626	21,040,336	70,505,721

Equity transactions:
Purchase payments received from contract owners (note 3)	56,164,864	97,636,457	102,757,302	358,969,982	31,807,624	28,834,701	86,347,767	105,311,415
Transfers between funds	(544,234)	(85,749,712)	(644,561)	16,790,228	(2,201,208)	(14,429,598)	(19,654,367)	(29,068,116)
Redemptions (note 3)	(59,260,330)	(53,003,467)	(138,665,930)	(98,600,078)	(46,869,260)	(53,566,208)	(45,622,651)	(35,901,260)
Annuity benefits	(1,945)	-	(4,591)	-	-	-	(23,752)	(9,686)
Contract maintenance charges (note 2)	(7,635,767)	(7,295,056)	(28,255,430)	(23,404,140)	(2,115,849)	(2,097,125)	(8,108,310)	(7,129,959)
Contingent deferred sales charges (note 2)	(606,071)	(583,882)	(1,309,185)	(1,134,181)	(209,771)	(173,142)	(504,361)	(397,898)
Adjustments to maintain reserves	(918)	(889)	(6,617)	(1,696)	(608)	(716)	(980)	(482)

Net equity transactions	(11,884,401)	(48,996,549)	(66,129,012)	252,620,115	(19,589,072)	(41,432,088)	12,433,346	32,804,014

Net change in contract owners’ equity	982,767	(24,795,582)	19,486,663	634,893,298	(8,198,716)	36,219,538	33,473,682	103,309,735
Contract owners’ equity beginning of period	736,273,959	761,069,541	2,881,167,187	2,246,273,889	405,457,133	369,237,595	826,489,010	723,179,275

Contract owners’ equity end of period	$737,256,726	736,273,959	2,900,653,850	2,881,167,187	397,258,417	405,457,133	859,962,692	826,489,010

CHANGES IN UNITS:
Beginning units	63,620,813	67,968,499	234,566,759	212,166,284	33,028,201	36,890,388	68,643,015	65,866,801
Units purchased	12,689,991	17,149,770	17,162,791	42,906,460	4,163,830	6,136,201	9,696,272	13,198,941
Units redeemed	(13,736,293)	(21,497,456)	(22,441,810)	(20,505,985)	(5,753,756)	(9,998,388)	(8,662,293)	(10,422,727)

Ending units	62,574,511	63,620,813	229,287,740	234,566,759	31,438,275	33,028,201	69,676,994	68,643,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCBD1		NVCBD2		NVLCP2		TRF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$57,870	21,552	850,621	809,960	444,034	58,510	(227,018)	(31,828)
Realized gain (loss) on investments	(19,689)	20,174	1,566,087	1,578,539	63,242	183,148	5,723,922	3,205,948
Change in unrealized gain (loss) on investments	39,514	(177,322)	931,369	(7,867,022)	1,250,482	(3,026,690)	8,168,552	29,966,606
Reinvested capital gains	-	25,848	-	1,172,463	-	1,032,030	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,695	(109,748)	3,348,077	(4,306,060)	1,757,758	(1,753,002)	13,665,456	33,140,726

Equity transactions:
Purchase payments received from contract owners (note 3)	72,367	34,348	6,223,677	7,137,891	9,436,453	6,571,751	1,388,722	1,452,780
Transfers between funds	1,269,354	(376,476)	220,288	2,506,537	6,499,531	149,119	(779,712)	(1,505,311)
Redemptions (note 3)	(311,263)	(536,412)	(17,663,776)	(14,175,679)	(2,989,702)	(3,009,953)	(14,770,629)	(16,439,106)
Annuity benefits	-	-	(6,637)	(7,009)	-	-	(67,818)	(68,900)
Contract maintenance charges (note 2)	(664)	(853)	(519,743)	(494,674)	(389,497)	(308,915)	(76,911)	(83,309)
Contingent deferred sales charges (note 2)	(322)	(1,429)	(47,467)	(59,901)	(22,855)	(18,012)	(3,522)	(5,617)
Adjustments to maintain reserves	(70)	(46)	(872)	(1,091)	(606)	(547)	(77,007)	18,807

Net equity transactions	1,029,402	(880,868)	(11,794,530)	(5,093,926)	12,533,324	3,383,443	(14,386,877)	(16,630,656)

Net change in contract owners’ equity	1,107,097	(990,616)	(8,446,453)	(9,399,986)	14,291,082	1,630,441	(721,421)	16,510,070
Contract owners’ equity beginning of period	2,298,921	3,289,537	110,008,519	119,408,505	50,288,214	48,657,773	136,279,120	119,769,050

Contract owners’ equity end of period	$3,406,018	2,298,921	101,562,066	110,008,519	64,579,296	50,288,214	135,557,699	136,279,120

CHANGES IN UNITS:
Beginning units	190,072	263,240	9,372,371	9,816,211	3,944,916	3,683,753	1,835,389	2,096,623
Units purchased	164,202	77,840	2,721,337	2,313,571	1,895,362	1,180,426	30,969	38,235
Units redeemed	(82,710)	(151,008)	(3,725,283)	(2,757,411)	(935,658)	(919,263)	(230,345)	(299,469)

Ending units	271,564	190,072	8,368,425	9,372,371	4,904,620	3,944,916	1,636,013	1,835,389

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRF2		GBF		CAF		CAF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,068,661)	(990,787)	1,243,595	1,180,058	(348,878)	(223,760)	(480,979)	(175,207)
Realized gain (loss) on investments	18,691,833	7,066,711	(6,162,769)	(4,448,056)	2,584,183	2,735,912	1,653,582	885,970
Change in unrealized gain (loss) on investments	(3,628,055)	32,748,740	13,765,658	(19,824,332)	1,178,771	5,910,351	2,720,110	6,764,634
Reinvested capital gains	-	-	-	3,774,184	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,995,117	38,824,664	8,846,484	(19,318,146)	3,414,076	8,422,503	3,892,713	7,475,397

Equity transactions:
Purchase payments received from contract owners (note 3)	3,206,870	3,647,592	6,812,460	10,231,676	671,931	649,735	9,408,961	8,682,256
Transfers between funds	(7,478,757)	(9,988,532)	(4,090,011)	(2,886,217)	174,454	(809,564)	2,226,525	(11,698)
Redemptions (note 3)	(26,852,490)	(21,843,158)	(44,066,396)	(49,915,208)	(3,652,979)	(4,084,927)	(1,268,274)	(743,922)
Annuity benefits	(5,335)	(5,008)	(20,547)	(24,283)	(5,386)	(4,122)	-	-
Contract maintenance charges (note 2)	(606,481)	(615,149)	(1,066,711)	(1,063,931)	(24,402)	(26,234)	(259,585)	(206,139)
Contingent deferred sales charges (note 2)	(64,198)	(99,930)	(92,107)	(167,967)	(4,255)	(977)	(20,417)	(7,338)
Adjustments to maintain reserves	(894)	(481)	(6,380)	(93)	855	402	(493)	(414)

Net equity transactions	(31,801,285)	(28,904,666)	(42,529,692)	(43,826,023)	(2,839,782)	(4,275,687)	10,086,717	7,712,745

Net change in contract owners’ equity	(17,806,168)	9,919,998	(33,683,208)	(63,144,169)	574,294	4,146,816	13,979,430	15,188,142
Contract owners’ equity beginning of period	158,840,588	148,920,590	305,366,571	368,510,740	36,342,616	32,195,800	38,538,816	23,350,674

Contract owners’ equity end of period	$141,034,420	158,840,588	271,683,363	305,366,571	36,916,910	36,342,616	52,518,246	38,538,816

CHANGES IN UNITS:
Beginning units	8,102,028	9,811,244	20,054,696	22,621,715	1,371,740	1,556,489	2,980,072	2,300,514
Units purchased	1,442,603	1,033,041	4,425,391	5,643,291	58,379	39,125	1,393,431	1,286,149
Units redeemed	(3,053,431)	(2,742,257)	(7,535,816)	(8,210,310)	(159,373)	(223,874)	(654,276)	(606,591)

Ending units	6,491,200	8,102,028	16,944,271	20,054,696	1,270,746	1,371,740	3,719,227	2,980,072

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIX2		GVIX8		GVIDA		NVDBL2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,604	-	584,006	381,290	(349,304)	(567,842)	3,316,789	3,232,168
Realized gain (loss) on investments	23	-	563,031	458,755	3,418,498	(11,494,309)	2,687,824	2,185,469
Change in unrealized gain (loss) on investments	(5,591)	-	(4,211,539)	3,698,239	4,007,471	63,244,804	23,259,766	82,777,928
Reinvested capital gains	-	-	-	-	-	-	4,291,243	8,256,324

Net increase (decrease) in contract owners’ equity resulting from operations	(3,964)	-	(3,064,502)	4,538,284	7,076,665	51,182,653	33,555,622	96,451,889

Equity transactions:
Purchase payments received from contract owners (note 3)	59,343	-	10,940,722	7,647,946	19,434,532	11,518,233	197,296,101	247,414,093
Transfers between funds	2,050	-	1,262,261	1,658,893	(2,398,773)	(4,732,314)	1,124,375	12,212,086
Redemptions (note 3)	-	-	(2,171,205)	(1,480,400)	(44,563,246)	(54,480,804)	(41,293,780)	(37,109,984)
Annuity benefits	-	-	-	-	(11,715)	(20,996)	-	-
Contract maintenance charges (note 2)	-	-	(123,909)	(94,335)	(32,444)	(36,810)	(10,707,331)	(7,698,160)
Contingent deferred sales charges (note 2)	-	-	(8,043)	(9,638)	(28,636)	(86,733)	(583,682)	(474,632)
Adjustments to maintain reserves	(3)	-	(500)	(564)	(41,710)	610	(875)	(881)

Net equity transactions	61,390	-	9,899,326	7,721,902	(27,641,992)	(47,838,814)	145,834,808	214,342,522

Net change in contract owners’ equity	57,426	-	6,834,824	12,260,186	(20,565,327)	3,343,839	179,390,430	310,794,411
Contract owners’ equity beginning of period	-	-	32,543,493	20,283,307	232,733,212	229,389,373	1,036,338,855	725,544,444

Contract owners’ equity end of period	$57,426	-	39,378,317	32,543,493	212,167,885	232,733,212	1,215,729,285	1,036,338,855

CHANGES IN UNITS:
Beginning units	-	-	3,121,010	2,316,939	10,396,960	12,793,695	69,467,461	54,359,537
Units purchased	5,570	-	1,699,522	1,442,782	1,860,247	1,594,424	16,261,501	21,624,561
Units redeemed	(41)	-	(718,972)	(638,711)	(3,105,604)	(3,991,159)	(6,645,641)	(6,516,637)

Ending units	5,529	-	4,101,560	3,121,010	9,151,603	10,396,960	79,083,321	69,467,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDCA2		GVIDC		GVIDM		GVDMA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,228,885	3,644,209	1,861,983	1,493,927	3,771,030	4,034,040	762,978	(384,928)
Realized gain (loss) on investments	18,582,065	9,321,882	11,274,517	7,107,584	36,346,371	11,964,272	9,893,006	3,147,074
Change in unrealized gain (loss) on investments	10,154,439	182,261,572	(17,887,030)	2,751,459	56,426,681	348,297,316	25,300,394	215,946,893
Reinvested capital gains	20,674,964	19,732,678	20,662,922	10,375,117	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,640,353	214,960,341	15,912,392	21,728,087	96,544,082	364,295,628	35,956,378	218,709,039

Equity transactions:
Purchase payments received from contract owners (note 3)	42,414,017	61,212,142	53,942,691	83,482,597	101,117,267	284,295,285	35,629,825	42,233,587
Transfers between funds	14,024,647	34,778,146	(21,476,900)	(17,228,242)	(19,304,990)	(6,580,057)	(26,102,382)	(47,142,995)
Redemptions (note 3)	(55,409,035)	(28,552,558)	(59,190,835)	(67,742,399)	(284,587,314)	(263,704,911)	(178,920,050)	(223,472,867)
Annuity benefits	(1,897)	-	(964)	(11,591)	(67,929)	(104,019)	(14,713)	(5,053)
Contract maintenance charges (note 2)	(15,938,616)	(14,290,387)	(6,420,457)	(6,040,452)	(19,276,316)	(16,046,645)	(4,269,051)	(4,327,301)
Contingent deferred sales charges (note 2)	(543,438)	(440,261)	(590,382)	(744,318)	(991,382)	(1,027,922)	(276,514)	(514,099)
Adjustments to maintain reserves	(628)	(544)	(941)	(893)	(1,779)	(752)	(2,788)	(42,136)

Net equity transactions	(15,454,950)	52,706,538	(33,737,788)	(8,285,298)	(223,112,443)	(3,169,021)	(173,955,673)	(233,270,864)

Net change in contract owners’ equity	37,185,403	267,666,879	(17,825,396)	13,442,789	(126,568,361)	361,126,607	(137,999,295)	(14,561,825)
Contract owners’ equity beginning of period	1,450,611,221	1,182,944,342	685,621,421	672,178,632	2,805,127,597	2,444,000,990	1,165,132,937	1,179,694,762

Contract owners’ equity end of period	$1,487,796,624	1,450,611,221	667,796,025	685,621,421	2,678,559,236	2,805,127,597	1,027,133,642	1,165,132,937

CHANGES IN UNITS:
Beginning units	85,633,495	82,215,483	50,261,670	50,903,848	155,762,593	155,508,138	55,228,742	67,732,226
Units purchased	6,348,438	9,093,441	9,987,756	15,032,910	16,421,758	30,209,511	6,552,498	10,395,702
Units redeemed	(7,260,876)	(5,675,429)	(12,415,086)	(15,675,088)	(28,524,081)	(29,955,056)	(14,786,685)	(22,899,186)

Ending units	84,721,057	85,633,495	47,834,340	50,261,670	143,660,270	155,762,593	46,994,555	55,228,742

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMC		MCIF		SAM		NVMIG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,425,320	1,421,339	(542,688)	(410,225)	(9,320,251)	(9,526,813)	46,959	-
Realized gain (loss) on investments	4,581,533	3,206,608	2,942,590	1,385,769	-	-	(37,070)	-
Change in unrealized gain (loss) on investments	3,557,303	54,108,601	936,634	28,255,830	-	-	(2,637,380)	-
Reinvested capital gains	16,181,522	10,241,697	7,387,306	3,139,647	-	-	1,732,767	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,745,678	68,978,245	10,723,842	32,371,021	(9,320,251)	(9,526,813)	(894,724)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	64,664,278	98,468,182	20,952,672	16,050,164	212,668,788	215,193,806	215,496	-
Transfers between funds	3,749,465	(25,500,751)	(1,574,505)	(5,295,212)	140,594,086	92,501,936	35,105,375	-
Redemptions (note 3)	(72,180,347)	(88,828,435)	(13,725,232)	(12,026,235)	(341,393,163)	(346,859,803)	(2,795,723)	-
Annuity benefits	(52,094)	(74,848)	(16,116)	(15,185)	(86,781)	(81,947)	(5,077)	-
Contract maintenance charges (note 2)	(6,347,982)	(5,408,355)	(387,867)	(343,703)	(1,728,824)	(1,579,480)	(7,961)	-
Contingent deferred sales charges (note 2)	(419,497)	(530,759)	(70,565)	(27,604)	(392,061)	(426,416)	(887)	-
Adjustments to maintain reserves	(10,149)	356	(755)	(704)	(1,555)	2,431	3,885	-

Net equity transactions	(10,596,326)	(21,874,610)	5,177,632	(1,658,479)	9,660,490	(41,249,473)	32,515,108	-

Net change in contract owners’ equity	16,149,352	47,103,635	15,901,474	30,712,542	340,239	(50,776,286)	31,620,384	-
Contract owners’ equity beginning of period	842,048,700	794,945,065	136,445,429	105,732,887	619,175,367	669,951,653	-	-

Contract owners’ equity end of period	$858,198,052	842,048,700	152,346,903	136,445,429	619,515,606	619,175,367	31,620,384	-

CHANGES IN UNITS:
Beginning units	52,936,074	54,508,202	4,806,703	4,886,268	51,823,152	55,839,551	-	-
Units purchased	8,236,209	12,243,873	1,242,842	1,279,981	81,223,048	89,949,596	3,579,328	-
Units redeemed	(8,849,674)	(13,816,001)	(1,085,589)	(1,359,546)	(80,539,200)	(93,965,995)	(326,473)	-

Ending units	52,322,609	52,936,074	4,963,956	4,806,703	52,507,000	51,823,152	3,252,855	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG6		GVDIVI		GVDIV2		NVMLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$795,120	(1,073,553)	39,811	-	512,172	3,043	(89,719)	(55,639)
Realized gain (loss) on investments	14,118,060	8,188,246	(17,354)	-	(356,814)	(50,857)	933,284	628,432
Change in unrealized gain (loss) on investments	(26,591,132)	21,276,909	(472,369)	-	(6,960,813)	136,627	(705,247)	1,555,286
Reinvested capital gains	7,808,288	-	-	-	-	-	753,866	727,199

Net increase (decrease) in contract owners’ equity resulting from operations	(3,869,664)	28,391,602	(449,912)	-	(6,805,455)	88,813	892,184	2,855,278

Equity transactions:
Purchase payments received from contract owners (note 3)	5,577,747	4,916,851	53,581	-	3,047,706	-	160,044	242,336
Transfers between funds	(647,179)	(7,524,019)	4,900,800	-	67,219,019	-	(638,043)	373,589
Redemptions (note 3)	(25,860,547)	(21,852,449)	(424,942)	-	(4,211,029)	(86,340)	(1,197,187)	(1,425,747)
Annuity benefits	(2,933)	(2,875)	-	-	(1,128)	-	(2,166)	(1,915)
Contract maintenance charges (note 2)	(759,448)	(752,829)	(1,020)	-	(313,428)	(48)	(4,522)	(5,050)
Contingent deferred sales charges (note 2)	(62,350)	(107,512)	(865)	-	(15,932)	(1)	(1,799)	(3,007)
Adjustments to maintain reserves	(1,061)	(604)	(48)	-	15,449	(29)	219	173

Net equity transactions	(21,755,771)	(25,323,437)	4,527,506	-	65,740,657	(86,418)	(1,683,454)	(819,621)

Net change in contract owners’ equity	(25,625,435)	3,068,165	4,077,594	-	58,935,202	2,395	(791,270)	2,035,657
Contract owners’ equity beginning of period	164,345,189	161,277,024	-	-	519,923	517,528	11,228,754	9,193,097

Contract owners’ equity end of period	$138,719,754	164,345,189	4,077,594	-	59,455,125	519,923	10,437,484	11,228,754

CHANGES IN UNITS:
Beginning units	15,025,508	17,611,397	-	-	30,305	35,976	831,103	904,873
Units purchased	3,025,246	2,506,966	509,483	-	4,712,729	-	109,425	196,058
Units redeemed	(5,041,387)	(5,092,855)	(57,652)	-	(827,753)	(5,671)	(231,844)	(269,828)

Ending units	13,009,367	15,025,508	451,831	-	3,915,281	30,305	708,684	831,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,665,562)	(1,314,223)	(5,623)	3,365	(349,814)	(175,528)	(2,545,327)	(2,514,259)
Realized gain (loss) on investments	7,654,588	7,953,860	401,558	347,603	3,875,318	2,597,079	11,028,170	11,119,281
Change in unrealized gain (loss) on investments	(4,922,472)	17,856,229	(452,873)	597,484	(4,765,139)	10,501,690	(27,291,596)	37,480,023
Reinvested capital gains	8,828,520	8,372,121	467,036	205,263	7,154,250	2,857,534	23,316,178	13,715,129

Net increase (decrease) in contract owners’ equity resulting from operations	9,895,074	32,867,987	410,098	1,153,715	5,914,615	15,780,775	4,507,425	59,800,174

Equity transactions:
Purchase payments received from contract owners (note 3)	10,339,499	8,659,496	164,487	77,937	13,157,972	10,206,456	2,024,324	1,944,092
Transfers between funds	(6,500,096)	(4,500,155)	347,312	1,025,148	(734,091)	(715,869)	(4,488,324)	(4,118,396)
Redemptions (note 3)	(16,710,534)	(15,239,081)	(872,160)	(641,691)	(6,115,391)	(6,001,839)	(20,237,071)	(22,846,176)
Annuity benefits	(15,258)	(13,112)	-	-	-	-	(24,320)	(24,199)
Contract maintenance charges (note 2)	(435,691)	(420,515)	(1,557)	(1,448)	(294,495)	(234,449)	(94,484)	(102,833)
Contingent deferred sales charges (note 2)	(46,633)	(59,343)	(92)	(1,040)	(32,475)	(22,018)	(3,239)	(6,301)
Adjustments to maintain reserves	(1,253)	(1,251)	(90)	(79)	(762)	(856)	4,378	5,725

Net equity transactions	(13,369,966)	(11,573,961)	(362,100)	458,827	5,980,758	3,231,425	(22,818,736)	(25,148,088)

Net change in contract owners’ equity	(3,474,892)	21,294,026	47,998	1,612,542	11,895,373	19,012,200	(18,311,311)	34,652,086
Contract owners’ equity beginning of period	127,673,167	106,379,141	4,820,743	3,208,201	67,465,993	48,453,793	207,294,431	172,642,345

Contract owners’ equity end of period	$124,198,275	127,673,167	4,868,741	4,820,743	79,361,366	67,465,993	188,983,120	207,294,431

CHANGES IN UNITS:
Beginning units	9,742,636	10,753,793	320,482	284,923	5,423,937	5,175,853	14,421,413	16,471,475
Units purchased	1,831,749	2,135,881	89,499	172,007	2,004,424	1,853,462	204,661	235,016
Units redeemed	(2,850,546)	(3,147,038)	(113,220)	(136,448)	(1,544,386)	(1,605,378)	(1,820,266)	(2,285,078)

Ending units	8,723,839	9,742,636	296,761	320,482	5,883,975	5,423,937	12,805,808	14,421,413

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMG2		NVMMV1		NVMMV2		SCGF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,993,029)	(2,060,024)	283	41	(247,610)	(882,704)	(90,191)	(86,942)
Realized gain (loss) on investments	9,981,324	12,582,195	95	1	15,922,544	15,813,550	397,717	344,030
Change in unrealized gain (loss) on investments	(21,267,597)	19,591,119	(2,307)	258	(41,514,698)	53,762,384	(1,220,129)	1,727,694
Reinvested capital gains	15,526,527	9,235,792	5,073	162	69,321,363	12,969,050	929,035	375,867

Net increase (decrease) in contract owners’ equity resulting from operations	2,247,225	39,349,082	3,144	462	43,481,599	81,662,280	16,432	2,360,649

Equity transactions:
Purchase payments received from contract owners (note 3)	6,728,047	4,899,027	17,686	3,500	10,953,714	6,893,216	79,943	264,629
Transfers between funds	(1,662,315)	(10,747,040)	(142)	(53)	(1,926,074)	(8,193,614)	(658,374)	(707,959)
Redemptions (note 3)	(18,957,242)	(16,135,056)	(753)	-	(37,747,280)	(35,672,300)	(605,661)	(869,566)
Annuity benefits	(4,020)	(3,565)	-	-	(5,208)	(3,682)	(2,713)	(2,479)
Contract maintenance charges (note 2)	(535,624)	(526,312)	(29)	-	(580,842)	(562,248)	(2,450)	(2,582)
Contingent deferred sales charges (note 2)	(49,257)	(70,606)	-	-	(55,200)	(76,477)	(393)	(2,556)
Adjustments to maintain reserves	(1,160)	(1,218)	(3)	(4)	(1,285)	(874)	(79)	(138)

Net equity transactions	(14,481,571)	(22,584,770)	16,759	3,443	(29,362,175)	(37,615,979)	(1,189,727)	(1,320,651)

Net change in contract owners’ equity	(12,234,346)	16,764,312	19,903	3,905	14,119,424	44,046,301	(1,173,295)	1,039,998
Contract owners’ equity beginning of period	135,720,139	118,955,827	3,905	-	301,049,158	257,002,857	7,648,776	6,608,778

Contract owners’ equity end of period	$123,485,793	135,720,139	23,808	3,905	315,168,582	301,049,158	6,475,481	7,648,776

CHANGES IN UNITS:
Beginning units	9,737,422	11,668,408	329	-	20,097,001	22,970,709	729,385	896,886
Units purchased	2,118,108	1,635,440	1,475	334	3,029,806	2,542,787	75,686	162,307
Units redeemed	(3,201,572)	(3,566,426)	(85)	(5)	(4,900,581)	(5,416,495)	(196,966)	(329,808)

Ending units	8,653,958	9,737,422	1,719	329	18,226,226	20,097,001	608,105	729,385

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF2		SCVF		SCVF2		SCF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(380,680)	(327,584)	(300,717)	(192,896)	(425,147)	(270,565)	(911,542)	(934,389)
Realized gain (loss) on investments	1,660,723	931,547	1,716,791	888,031	3,330,678	4,709,387	831,020	58,965
Change in unrealized gain (loss) on investments	(4,632,035)	5,304,918	(2,903,069)	11,375,974	(4,520,325)	5,126,121	(12,430,775)	26,470,463
Reinvested capital gains	3,531,895	1,202,349	3,389,801	-	3,304,920	-	11,848,900	-

Net increase (decrease) in contract owners’ equity resulting from operations	179,903	7,111,230	1,902,806	12,071,109	1,690,126	9,564,943	(662,397)	25,595,039

Equity transactions:
Purchase payments received from contract owners (note 3)	5,127,273	3,242,452	552,119	704,531	5,196,088	5,099,390	1,250,904	1,125,233
Transfers between funds	(1,203,713)	(1,181,868)	(3,222,267)	2,036,332	(2,632,436)	2,286,531	(1,936,271)	(1,533,820)
Redemptions (note 3)	(2,927,462)	(2,121,269)	(4,251,106)	(5,958,128)	(3,610,230)	(3,483,108)	(8,265,810)	(10,422,877)
Annuity benefits	(1,732)	(1,545)	(14,284)	(10,224)	(342)	(337)	(19,184)	(18,147)
Contract maintenance charges (note 2)	(67,219)	(53,206)	(13,278)	(14,615)	(68,916)	(63,558)	(30,661)	(33,859)
Contingent deferred sales charges (note 2)	(35,769)	(12,073)	(3,420)	(7,111)	(17,332)	(12,600)	(3,674)	(7,787)
Adjustments to maintain reserves	(658)	(663)	6,706	1,482	(835)	(534)	888	703

Net equity transactions	890,720	(128,172)	(6,945,530)	(3,247,733)	(1,134,003)	3,825,784	(9,003,808)	(10,890,554)

Net change in contract owners’ equity	1,070,623	6,983,058	(5,042,724)	8,823,376	556,123	13,390,727	(9,666,205)	14,704,485
Contract owners’ equity beginning of period	24,475,921	17,492,863	41,133,820	32,310,444	36,927,100	23,536,373	85,359,518	70,655,033

Contract owners’ equity end of period	$25,546,544	24,475,921	36,091,096	41,133,820	37,483,223	36,927,100	75,693,313	85,359,518

CHANGES IN UNITS:
Beginning units	1,124,666	1,133,372	1,227,066	1,335,920	1,171,234	1,031,471	1,570,642	1,793,384
Units purchased	464,558	482,851	42,695	192,481	321,255	644,489	48,217	55,137
Units redeemed	(430,098)	(491,557)	(249,645)	(301,335)	(359,256)	(504,726)	(199,891)	(277,879)

Ending units	1,159,126	1,124,666	1,020,116	1,227,066	1,133,233	1,171,234	1,418,968	1,570,642

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCF2		MSBF		NVSTB2		NVOLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(711,537)	(648,748)	3,479,438	3,501,054	(607,872)	(344,783)	(2,325,507)	(1,985,008)
Realized gain (loss) on investments	3,106,957	4,214,308	1,814,311	2,941,631	249,795	205,999	16,804,023	13,659,202
Change in unrealized gain (loss) on investments	(10,393,530)	12,116,439	(1,262,611)	(11,224,554)	(925,509)	(1,169,640)	(26,781,572)	93,705,547
Reinvested capital gains	7,491,305	-	-	-	-	74,607	38,518,486	-

Net increase (decrease) in contract owners’ equity resulting from operations	(506,805)	15,681,999	4,031,138	(4,781,869)	(1,283,586)	(1,233,817)	26,215,430	105,379,741

Equity transactions:
Purchase payments received from contract owners (note 3)	3,606,625	3,524,388	24,659,174	22,803,618	27,370,322	22,069,512	4,005,353	4,512,072
Transfers between funds	(2,137,776)	(4,736,453)	15,233,436	14,072,143	1,628,765	9,496,112	(5,617,021)	(9,092,842)
Redemptions (note 3)	(5,435,803)	(5,907,865)	(15,776,431)	(13,245,947)	(10,124,469)	(8,542,123)	(39,860,031)	(47,404,079)
Annuity benefits	(3,850)	(5,100)	(1,787)	(1,795)	(5,886)	(13,201)	(77,112)	(76,151)
Contract maintenance charges (note 2)	(107,093)	(98,695)	(1,477,239)	(1,138,439)	(642,588)	(412,572)	(144,274)	(155,154)
Contingent deferred sales charges (note 2)	(17,853)	(28,736)	(128,232)	(73,459)	(87,865)	(52,678)	(14,075)	(31,297)
Adjustments to maintain reserves	(790)	(482)	(1,098)	(791)	(861)	(898)	(2,138)	11,639

Net equity transactions	(4,096,540)	(7,252,943)	22,507,823	22,415,330	18,137,418	22,544,152	(41,709,298)	(52,235,812)

Net change in contract owners’ equity	(4,603,345)	8,429,056	26,538,961	17,633,461	16,853,832	21,310,335	(15,493,868)	53,143,929
Contract owners’ equity beginning of period	51,660,307	43,231,251	187,285,523	169,652,062	99,512,892	78,202,557	382,065,391	328,921,462

Contract owners’ equity end of period	$47,056,962	51,660,307	213,824,484	187,285,523	116,366,724	99,512,892	366,571,523	382,065,391

CHANGES IN UNITS:
Beginning units	1,735,362	2,003,112	12,261,303	10,834,509	9,506,940	7,363,429	18,014,768	20,923,729
Units purchased	259,224	377,098	4,241,112	4,174,434	5,338,208	5,027,590	359,893	398,115
Units redeemed	(399,857)	(644,848)	(2,816,212)	(2,747,640)	(3,604,940)	(2,884,079)	(2,274,274)	(3,307,076)

Ending units	1,594,729	1,735,362	13,686,203	12,261,303	11,240,208	9,506,940	16,100,387	18,014,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVOLG2		NVTIV3		EIF		EIF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,547,385)	(2,386,287)	4,905,290	490,340	6,097	(184)	(494,719)	(2,455,142)
Realized gain (loss) on investments	14,993,348	11,098,516	5,645,407	6,615,865	1,841	44	12,844,815	11,034,670
Change in unrealized gain (loss) on investments	(21,289,559)	60,547,793	(43,065,341)	32,625,894	21,292	14,682	24,612	34,795,596
Reinvested capital gains	24,782,941	-	9,146,967	2,321,659	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,939,345	69,260,022	(23,367,677)	42,053,758	29,230	14,542	12,374,708	43,375,124

Equity transactions:
Purchase payments received from contract owners (note 3)	10,752,349	7,184,728	13,858,851	13,820,987	225,997	112,532	18,648,696	16,945,188
Transfers between funds	(9,545,302)	(11,701,855)	6,174,457	(19,077,264)	(3,804)	68,385	(8,202,758)	(473,094)
Redemptions (note 3)	(35,480,041)	(36,535,415)	(29,938,877)	(23,979,032)	(2,772)	(433)	(18,312,671)	(15,355,045)
Annuity benefits	(57,672)	(50,121)	(5,257)	(4,823)	-	-	(3,307)	(3,133)
Contract maintenance charges (note 2)	(268,036)	(248,796)	(1,719,605)	(1,627,060)	(190)	-	(934,082)	(810,502)
Contingent deferred sales charges (note 2)	(68,279)	(99,271)	(114,983)	(148,592)	-	-	(82,958)	(78,201)
Adjustments to maintain reserves	(408)	(1,660)	(906)	(843)	(17)	12	(1,440)	(1,204)

Net equity transactions	(34,667,389)	(41,452,390)	(11,746,320)	(31,016,627)	219,214	180,496	(8,888,520)	224,009

Net change in contract owners’ equity	(18,728,044)	27,807,632	(35,113,997)	11,037,131	248,444	195,038	3,486,188	43,599,133
Contract owners’ equity beginning of period	252,307,783	224,500,151	255,256,537	244,219,406	195,038	-	176,799,586	133,200,453

Contract owners’ equity end of period	$233,579,739	252,307,783	220,142,540	255,256,537	443,482	195,038	180,285,774	176,799,586

CHANGES IN UNITS:
Beginning units	12,147,466	14,521,525	15,771,695	17,866,204	16,278	-	7,694,919	7,739,216
Units purchased	1,606,264	1,472,739	3,403,697	3,282,504	18,324	16,317	1,835,589	2,261,456
Units redeemed	(3,247,003)	(3,846,798)	(4,163,270)	(5,377,013)	(552)	(39)	(2,224,509)	(2,305,753)

Ending units	10,506,727	12,147,466	15,012,122	15,771,695	34,050	16,278	7,305,999	7,694,919

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVRE1		NVRE2		NVLM2		NVLCA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,002,812	40,710	1,412,053	(187,379)	8,358	109	712	-
Realized gain (loss) on investments	2,098,057	4,314,416	2,420,995	4,501,549	(121)	1	5	-
Change in unrealized gain (loss) on investments	(3,729,891)	(7,343,843)	(6,702,925)	(8,917,361)	(27,928)	1,281	(5,739)	-
Reinvested capital gains	15,325,475	4,251,930	23,870,535	5,319,244	8,575	124	4,183	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,696,453	1,263,213	21,000,658	716,053	(11,116)	1,515	(839)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	730,790	810,235	14,792,773	13,614,803	1,409,568	22,000	152,284	-
Transfers between funds	2,500,423	(4,082,111)	14,931,736	(766,798)	10,548	-	(10)	-
Redemptions (note 3)	(5,487,710)	(7,391,599)	(10,597,628)	(10,410,138)	(30,843)	-	-	-
Annuity benefits	(1,843)	(1,715)	(4,934)	(4,591)	-	-	-	-
Contract maintenance charges (note 2)	(20,479)	(23,168)	(6,547)	(7,079)	(223)	-	-	-
Contingent deferred sales charges (note 2)	(4,880)	(9,107)	(43,458)	(38,214)	-	-	-	-
Adjustments to maintain reserves	(134)	(56)	(916)	(760)	(1)	(5)	(4)	-

Net equity transactions	(2,283,833)	(10,697,521)	19,071,026	2,387,223	1,389,049	21,995	152,270	-

Net change in contract owners’ equity	12,412,620	(9,434,308)	40,071,684	3,103,276	1,377,933	23,510	151,431	-
Contract owners’ equity beginning of period	55,252,607	64,686,915	72,740,800	69,637,524	23,510	-	-	-

Contract owners’ equity end of period	$67,665,227	55,252,607	112,812,484	72,740,800	1,401,443	23,510	151,431	-

CHANGES IN UNITS:
Beginning units	4,873,879	5,802,593	6,586,101	6,374,471	2,099	-	-	-
Units purchased	535,958	303,386	3,844,681	2,730,415	132,347	2,099	13,189	-
Units redeemed	(716,558)	(1,232,100)	(2,344,679)	(2,518,785)	(8,767)	-	(1)	-

Ending units	4,693,279	4,873,879	8,086,103	6,586,101	125,679	2,099	13,188	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11,102,387	2,323,260	5,056,389	1,088,418	1,049,403	1,347,511	1,140,070	772,647
Realized gain (loss) on investments	27,375	-	192,726	-	42,133	-	21,402	112
Change in unrealized gain (loss) on investments	(29,199,488)	7,081,125	(11,466,719)	2,327,503	(3,364,025)	4,086,980	(883,744)	2,007,421
Reinvested capital gains	11,774,061	1,772,943	6,212,963	797,309	1,172,681	133,058	530,349	214,369

Net increase (decrease) in contract owners’ equity resulting from operations	(6,295,665)	11,177,328	(4,641)	4,213,230	(1,099,808)	5,567,549	808,077	2,994,549

Equity transactions:
Purchase payments received from contract owners (note 3)	533,541,896	203,266,604	278,241,363	94,468,194	342,412,038	116,906,207	191,025,168	69,884,199
Transfers between funds	16,112,135	8,336,632	4,321,762	1,888,064	8,154,088	2,014,734	1,793,255	35,583
Redemptions (note 3)	(6,981,824)	(340,228)	(4,671,697)	(222,209)	(4,245,087)	(141,852)	(3,174,292)	(325,416)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,049,706)	(8,500)	(1,291,676)	(3,332)	(1,694,242)	(2,646)	(901,961)	(134)
Contingent deferred sales charges (note 2)	(157,510)	(5,064)	(172,707)	(4,179)	(54,806)	(1,908)	(55,125)	(5,597)
Adjustments to maintain reserves	(373)	(77)	(378)	(89)	(423)	(61)	(309)	(58)

Net equity transactions	539,464,618	211,249,367	276,426,667	96,126,449	344,571,568	118,774,474	188,686,736	69,588,577

Net change in contract owners’ equity	533,168,953	222,426,695	276,422,026	100,339,679	343,471,760	124,342,023	189,494,813	72,583,126
Contract owners’ equity beginning of period	222,426,695	-	100,339,679	-	124,342,023	-	72,583,126	-

Contract owners’ equity end of period	$755,595,648	222,426,695	376,761,705	100,339,679	467,813,783	124,342,023	262,077,939	72,583,126

CHANGES IN UNITS:
Beginning units	20,316,134	-	9,283,008	-	11,584,365	-	6,817,671	-
Units purchased	51,679,005	20,492,498	27,408,413	9,382,465	33,126,922	11,641,549	18,417,004	6,934,103
Units redeemed	(2,602,683)	(176,364)	(2,074,811)	(99,457)	(1,213,247)	(57,184)	(841,475)	(116,432)

Ending units	69,392,456	20,316,134	34,616,610	9,283,008	43,498,040	11,584,365	24,393,200	6,817,671

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVSIX2		GVEX2		NOTB4		NOTG4
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(58,144)	58,956	1,050,353	482,024	(45,055)	(13,103)	(48,254)	(3,924)
Realized gain (loss) on investments	134,960	38,927	652,450	4,632	43,476	15,344	122,620	4,373
Change in unrealized gain (loss) on investments	(40,905)	619,805	8,828,854	2,577,644	(30,205)	109,985	(178,567)	300,359
Reinvested capital gains	820,710	-	-	-	71,892	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	856,621	717,688	10,531,657	3,064,300	40,108	112,226	(104,201)	300,808

Equity transactions:
Purchase payments received from contract owners (note 3)	12,254,561	6,135,626	91,568,835	30,585,994	6,005,026	5,452,418	4,088,039	4,260,262
Transfers between funds	2,420,070	2,381,476	26,194,743	10,376,117	283,255	(83,566)	(1,107,094)	19,314
Redemptions (note 3)	(564,126)	(161,162)	(3,250,380)	(312,974)	(338,897)	(418,616)	(56,086)	(42,904)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(24,898)	(1,741)	(77,421)	(11,486)	(260)	(7)	(58)	(3)
Contingent deferred sales charges (note 2)	(3,227)	(97)	(12,990)	(21)	(1,005)	(18,381)	(1,929)	-
Adjustments to maintain reserves	(377)	(75)	(605)	(155)	(97)	(44)	(95)	8

Net equity transactions	14,082,003	8,354,027	114,422,182	40,637,475	5,948,022	4,931,804	2,922,777	4,236,677

Net change in contract owners’ equity	14,938,624	9,071,715	124,953,839	43,701,775	5,988,130	5,044,030	2,818,576	4,537,485
Contract owners’ equity beginning of period	9,071,715	-	43,701,775	-	5,328,079	284,049	4,688,876	151,391

Contract owners’ equity end of period	$24,010,339	9,071,715	168,655,614	43,701,775	11,316,209	5,328,079	7,507,452	4,688,876

CHANGES IN UNITS:
Beginning units	723,265	-	3,743,803	-	496,927	28,003	402,119	14,748
Units purchased	1,461,556	814,374	10,966,174	3,996,319	628,398	542,655	369,990	391,628
Units redeemed	(322,974)	(91,109)	(1,712,543)	(252,516)	(79,549)	(73,731)	(121,704)	(4,257)

Ending units	1,861,847	723,265	12,997,434	3,743,803	1,045,776	496,927	650,405	402,119

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NOTMG4		PMVFHA		PMVRA		ALVBWB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(14,573)	(4,354)	531	-	301	467	8,552	7,446
Realized gain (loss) on investments	32,703	8,130	171	-	(45)	(114)	9,346	2,549
Change in unrealized gain (loss) on investments	(89,239)	97,246	2,925	-	235	(1,168)	(52,209)	39,020
Reinvested capital gains	84,687	-	727	-	-	237	66,573	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,578	101,022	4,354	-	491	(578)	32,262	49,015

Equity transactions:
Purchase payments received from contract owners (note 3)	7,556,517	2,059,702	111,602	-	18,972	31,338	16,000	226,213
Transfers between funds	94,305	10,973	(2,181)	-	1,117	(15)	69,840	(17,061)
Redemptions (note 3)	(299,202)	(103,923)	-	-	-	-	(32,743)	(3,056)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(51)	(2)	-	-	(61)	-	(3,306)	(1,273)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(89)	(1)	(2)	-	2	(5)	(5)	(5)

Net equity transactions	7,351,480	1,966,749	109,419	-	20,030	31,318	49,786	204,818

Net change in contract owners’ equity	7,365,058	2,067,771	113,773	-	20,521	30,740	82,048	253,833
Contract owners’ equity beginning of period	2,144,830	77,059	-	-	30,740	-	441,698	187,865

Contract owners’ equity end of period	$9,509,888	2,144,830	113,773	-	51,261	30,740	523,746	441,698

CHANGES IN UNITS:
Beginning units	189,573	7,494	-	-	3,432	-	36,960	18,205
Units purchased	680,899	191,904	10,731	-	2,165	3,925	8,125	20,746
Units redeemed	(34,977)	(9,825)	(204)	-	(18)	(493)	(4,004)	(1,991)

Ending units	835,495	189,573	10,527	-	5,579	3,432	41,081	36,960

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ALVGIB		ALVSVA		ALVSVB		ACVB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(24,347)	(22,168)	704	(29)	(1,063,094)	(889,537)	70,906	87,569
Realized gain (loss) on investments	436,185	(190,779)	42	(39)	5,807,090	3,921,331	468,769	415,270
Change in unrealized gain (loss) on investments	51,012	2,071,226	(9,220)	10,870	(8,651,614)	15,160,210	(787,619)	3,973,488
Reinvested capital gains	-	-	26,832	1,144	10,650,624	4,214,868	3,115,320	693,126

Net increase (decrease) in contract owners’ equity resulting from operations	462,850	1,858,279	18,358	11,946	6,743,006	22,406,872	2,867,376	5,169,453

Equity transactions:
Purchase payments received from contract owners (note 3)	178,662	295,406	57,622	103,810	17,291,547	15,243,980	354,166	500,195
Transfers between funds	(344,155)	(261,058)	2,982	61,350	(11,543,765)	(1,698,711)	1,428,359	589,431
Redemptions (note 3)	(1,109,320)	(991,460)	(8,338)	-	(7,301,825)	(5,269,269)	(3,839,468)	(4,969,209)
Annuity benefits	-	-	-	-	-	-	(30,219)	(28,009)
Contract maintenance charges (note 2)	(413)	(495)	(269)	-	(475,075)	(421,878)	(15,426)	(16,876)
Contingent deferred sales charges (note 2)	-	(478)	-	-	(68,258)	(37,431)	(1,451)	(1,050)
Adjustments to maintain reserves	8	(238)	(12)	(6)	(798)	(1,161)	903	934

Net equity transactions	(1,275,218)	(958,323)	51,985	165,154	(2,098,174)	7,815,530	(2,103,136)	(3,924,584)

Net change in contract owners’ equity	(812,368)	899,956	70,343	177,100	4,644,832	30,222,402	764,240	1,244,869
Contract owners’ equity beginning of period	7,094,461	6,194,505	177,100	-	92,748,360	62,525,958	35,825,836	34,580,967

Contract owners’ equity end of period	$6,282,093	7,094,461	247,443	177,100	97,393,192	92,748,360	36,590,076	35,825,836

CHANGES IN UNITS:
Beginning units	317,866	367,311	14,380	-	2,947,714	2,682,273	1,136,387	1,270,811
Units purchased	14,934	31,701	4,954	14,511	884,011	1,205,136	79,996	111,643
Units redeemed	(71,031)	(81,146)	(858)	(131)	(951,742)	(939,695)	(145,085)	(246,067)

Ending units	261,769	317,866	18,476	14,380	2,879,983	2,947,714	1,071,298	1,136,387

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVCA		ACVIG		ACVIG2		ACVIP2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,015)	(1,023)	117,343	140,102	22,696	26,874	(584,565)	258,712
Realized gain (loss) on investments	7,088	7,064	620,790	329,490	284,117	(76,345)	1,340,052	1,368,550
Change in unrealized gain (loss) on investments	(16,505)	9,931	989,160	4,046,987	227,389	1,388,392	(2,708,443)	(39,040,641)
Reinvested capital gains	15,414	2,877	-	-	-	-	6,383,418	9,696,989

Net increase (decrease) in contract owners’ equity resulting from operations	4,982	18,849	1,727,293	4,516,579	534,202	1,338,921	4,430,462	(27,716,390)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(8)	175,265	203,172	135,138	3,596	17,379,001	30,189,624
Transfers between funds	-	44	623,352	744,090	54,483	170,274	259,175	(9,809,471)
Redemptions (note 3)	-	(22)	(2,237,177)	(2,470,989)	(617,587)	(634,758)	(21,015,513)	(23,426,692)
Annuity benefits	(15,516)	(15,628)	(5,920)	(5,134)	-	-	(3,776)	(7,565)
Contract maintenance charges (note 2)	-	(14)	(7,187)	(7,753)	(512)	(620)	(1,701,202)	(1,494,189)
Contingent deferred sales charges (note 2)	-	-	(1,238)	(1,990)	(36)	(70)	(124,683)	(129,754)
Adjustments to maintain reserves	3,888	5,862	(183)	(93)	(220)	(35)	(1,374)	(54)

Net equity transactions	(11,628)	(9,766)	(1,453,088)	(1,538,697)	(428,734)	(461,613)	(5,208,372)	(4,678,101)

Net change in contract owners’ equity	(6,646)	9,083	274,205	2,977,882	105,468	877,308	(777,910)	(32,394,491)
Contract owners’ equity beginning of period	80,912	71,829	17,018,955	14,041,073	5,200,052	4,322,744	247,763,128	280,157,619

Contract owners’ equity end of period	$74,266	80,912	17,293,160	17,018,955	5,305,520	5,200,052	246,985,218	247,763,128

CHANGES IN UNITS:
Beginning units	-	-	970,158	1,072,863	242,506	266,974	18,608,330	18,958,776
Units purchased	-	10	138,794	191,999	31,286	34,519	4,153,465	5,712,368
Units redeemed	-	(10)	(220,692)	(294,704)	(50,225)	(58,987)	(4,560,408)	(6,062,814)

Ending units	-	-	888,260	970,158	223,567	242,506	18,201,387	18,608,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVI		ACVI3		ACVMV1		ACVMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$331	52	-	-	(11,857)	(9,522)	(594,613)	(444,685)
Realized gain (loss) on investments	1,752	183	-	11	739,918	421,820	5,188,252	5,624,579
Change in unrealized gain (loss) on investments	(2,588)	1,816	-	(5)	(28,506)	1,616,082	3,995,236	15,750,274
Reinvested capital gains	-	-	-	-	634,745	120,903	6,764,754	1,331,582

Net increase (decrease) in contract owners’ equity resulting from operations	(505)	2,051	-	6	1,334,300	2,149,283	15,353,629	22,261,750

Equity transactions:
Purchase payments received from contract owners (note 3)	(164)	-	-	-	462,672	409,404	16,209,707	13,280,203
Transfers between funds	-	-	-	-	581,122	1,075,889	7,005,804	(6,752,828)
Redemptions (note 3)	2	(742)	-	-	(1,883,377)	(1,196,747)	(8,796,585)	(6,462,741)
Annuity benefits	(1,702)	(1,661)	-	(99)	(883)	(773)	-	(36)
Contract maintenance charges (note 2)	-	-	-	-	(2,867)	(2,805)	(592,008)	(520,431)
Contingent deferred sales charges (note 2)	-	-	-	-	(904)	(3,055)	(40,932)	(39,952)
Adjustments to maintain reserves	(306)	(63)	-	1	(94)	(80)	(1,017)	(919)

Net equity transactions	(2,170)	(2,466)	-	(98)	(844,331)	281,833	13,784,969	(496,704)

Net change in contract owners’ equity	(2,675)	(415)	-	(92)	489,969	2,431,116	29,138,598	21,765,046
Contract owners’ equity beginning of period	11,371	11,786	-	92	9,711,416	7,280,300	102,297,713	80,532,667

Contract owners’ equity end of period	$8,696	11,371	-	-	10,201,385	9,711,416	131,436,311	102,297,713

CHANGES IN UNITS:
Beginning units	-	-	-	-	559,245	537,946	5,082,599	5,121,977
Units purchased	-	-	-	-	154,190	172,541	2,053,139	1,375,988
Units redeemed	-	-	-	-	(195,874)	(151,242)	(1,414,267)	(1,415,366)

Ending units	-	-	-	-	517,561	559,245	5,721,471	5,082,599

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVMCSS		DVSCS		DCAP		DCAPS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(43,202)	-	(879,396)	(455,022)	166,620	217,701	83,524	211,272
Realized gain (loss) on investments	54,708	-	11,249,251	7,695,353	2,835,927	878,967	5,362,527	6,331,715
Change in unrealized gain (loss) on investments	309,209	-	(13,083,954)	23,308,750	(1,827,365)	5,195,130	(1,568,533)	13,225,345
Reinvested capital gains	-	-	5,742,544	1,313,691	914,974	86,023	3,126,470	272,433

Net increase (decrease) in contract owners’ equity resulting from operations	320,715	-	3,028,445	31,862,772	2,090,156	6,377,821	7,003,988	20,040,765

Equity transactions:
Purchase payments received from contract owners (note 3)	4,935,227	-	1,711,397	5,864,022	489,516	593,485	10,291,966	14,269,608
Transfers between funds	4,442,858	-	(10,315,032)	(930,240)	(2,548,851)	(1,905,508)	(10,783,834)	(11,025,994)
Redemptions (note 3)	(101,384)	-	(11,819,634)	(9,898,214)	(3,726,030)	(4,816,237)	(7,707,865)	(6,733,803)
Annuity benefits	-	-	(395)	(374)	(8,557)	(8,270)	-	-
Contract maintenance charges (note 2)	(6,342)	-	(300,078)	(297,173)	(11,833)	(13,688)	(721,189)	(674,402)
Contingent deferred sales charges (note 2)	(944)	-	(27,660)	(34,740)	(3,130)	(3,041)	(70,219)	(31,029)
Adjustments to maintain reserves	(53)	-	(1,109)	(1,247)	2,585	2,390	(729)	(989)

Net equity transactions	9,269,362	-	(20,752,511)	(5,297,966)	(5,806,300)	(6,150,869)	(8,991,870)	(4,196,609)

Net change in contract owners’ equity	9,590,077	-	(17,724,066)	26,564,806	(3,716,144)	226,952	(1,987,882)	15,844,156
Contract owners’ equity beginning of period	-	-	110,565,145	84,000,339	35,942,632	35,715,680	121,280,253	105,436,097

Contract owners’ equity end of period	$9,590,077	-	92,841,079	110,565,145	32,226,488	35,942,632	119,292,371	121,280,253

CHANGES IN UNITS:
Beginning units	-	-	3,719,928	3,907,331	1,661,858	1,973,392	5,967,733	6,144,933
Units purchased	1,123,106	-	448,167	1,069,491	83,876	179,692	991,703	1,482,408
Units redeemed	(240,389)	-	(1,136,719)	(1,256,894)	(349,160)	(491,226)	(1,413,776)	(1,659,608)

Ending units	882,717	-	3,031,376	3,719,928	1,396,574	1,661,858	5,545,660	5,967,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVDLS		DGI		FCA2S		FQB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(16,784)	(18,296)	(84,407)	(61,279)	4,067	(10,214)	212,935	318,139
Realized gain (loss) on investments	118,393	430,368	664,851	438,477	(5,565)	53,204	134,018	388,099
Change in unrealized gain (loss) on investments	(107,115)	87,478	673,704	3,869,004	(262,613)	108,268	(126,430)	(749,372)
Reinvested capital gains	-	-	-	-	236,475	27,994	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,506)	499,550	1,254,148	4,246,202	(27,636)	179,252	220,523	(43,134)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,825	2,890	207,967	236,576	5,117	9,745	125,241	187,641
Transfers between funds	(52,843)	(22,165)	18,453	(150,916)	(11,043)	(30,509)	217,217	(572,859)
Redemptions (note 3)	(116,664)	(338,827)	(1,733,006)	(1,859,833)	(302,651)	(185,953)	(1,375,455)	(1,546,348)
Annuity benefits	(152)	(157)	(911)	(1,534)	-	-	-	-
Contract maintenance charges (note 2)	(194)	(206)	(7,750)	(8,148)	(117)	(162)	(2,875)	(3,422)
Contingent deferred sales charges (note 2)	(106)	(30)	(889)	(366)	3	(151)	(844)	(1,907)
Adjustments to maintain reserves	(75)	(74)	328	11	(52)	(100)	(107)	(85)

Net equity transactions	(167,209)	(358,569)	(1,515,808)	(1,784,210)	(308,743)	(207,130)	(1,036,823)	(1,936,980)

Net change in contract owners’ equity	(172,715)	140,981	(261,660)	2,461,992	(336,379)	(27,878)	(816,300)	(1,980,114)
Contract owners’ equity beginning of period	1,329,715	1,188,734	15,492,412	13,030,420	1,294,213	1,322,091	9,376,584	11,356,698

Contract owners’ equity end of period	$1,157,000	1,329,715	15,230,752	15,492,412	957,834	1,294,213	8,560,284	9,376,584

CHANGES IN UNITS:
Beginning units	66,935	86,233	758,596	861,337	77,503	90,443	613,836	741,288
Units purchased	6,113	53,820	35,845	32,254	3,245	5,763	46,597	69,730
Units redeemed	(14,564)	(73,118)	(107,625)	(134,995)	(21,879)	(18,703)	(113,203)	(197,182)

Ending units	58,484	66,935	686,816	758,596	58,869	77,503	547,230	613,836

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FQBS		FEIP		FVSS2		FHIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$617,080	875,529	5,041,477	3,847,321	(59,002)	(74,591)	1,794,177	2,004,561
Realized gain (loss) on investments	359,465	62,056	119,422	(2,254,315)	878,937	773,237	(425,549)	(547,533)
Change in unrealized gain (loss) on investments	(356,885)	(1,211,431)	15,130,490	57,857,545	(408,453)	1,544,660	(1,330,242)	658,671
Reinvested capital gains	-	-	4,867,846	22,745,866	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	619,660	(273,846)	25,159,235	82,196,417	411,482	2,243,306	38,386	2,115,699

Equity transactions:
Purchase payments received from contract owners (note 3)	490,284	328,694	3,320,647	4,271,495	25,305	38,372	2,253	33,816
Transfers between funds	(283,335)	(904,350)	(5,786,436)	(5,514,330)	(171,943)	(562,305)	(640,450)	(936,511)
Redemptions (note 3)	(4,602,828)	(5,925,040)	(38,100,655)	(45,847,088)	(1,399,950)	(1,824,675)	(4,669,247)	(6,024,579)
Annuity benefits	-	-	(73,254)	(76,361)	(3,955)	(3,525)	(10,568)	(9,033)
Contract maintenance charges (note 2)	(12,458)	(12,792)	(145,164)	(160,651)	(999)	(1,250)	(19,756)	(23,334)
Contingent deferred sales charges (note 2)	(2,868)	(9,027)	(7,687)	(13,883)	(1,784)	(1,351)	(318)	(1,197)
Adjustments to maintain reserves	(298)	(506)	7,123	5,956	(212)	(259)	(383)	1,111

Net equity transactions	(4,411,503)	(6,523,021)	(40,785,426)	(47,334,862)	(1,553,538)	(2,354,993)	(5,338,469)	(6,959,727)

Net change in contract owners’ equity	(3,791,843)	(6,796,867)	(15,626,191)	34,861,555	(1,142,056)	(111,687)	(5,300,083)	(4,844,028)
Contract owners’ equity beginning of period	30,823,735	37,620,602	364,514,104	329,652,549	8,925,450	9,037,137	45,584,448	50,428,476

Contract owners’ equity end of period	$27,031,892	30,823,735	348,887,913	364,514,104	7,783,394	8,925,450	40,284,365	45,584,448

CHANGES IN UNITS:
Beginning units	2,269,504	2,755,559	6,152,207	7,055,782	297,744	387,864	1,392,887	1,611,234
Units purchased	238,334	331,164	84,052	137,216	13,980	44,570	-	16
Units redeemed	(560,014)	(817,219)	(747,477)	(1,040,791)	(64,665)	(134,690)	(155,627)	(218,363)

Ending units	1,947,824	2,269,504	5,488,782	6,152,207	247,059	297,744	1,237,260	1,392,887

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FAMP		FNRS2		FEI2		FF10S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$153,155	273,565	(776,242)	(636,661)	3,118,295	1,924,963	11,486	12,199
Realized gain (loss) on investments	3,594,690	5,239,754	8,438,460	(2,581,669)	(1,698,048)	(1,547,963)	317,477	482,484
Change in unrealized gain (loss) on investments	(4,036,539)	12,382,327	(22,625,772)	18,748,603	11,917,661	32,068,824	(248,586)	94,721
Reinvested capital gains	6,322,744	324,301	1,015,944	520,533	3,739,666	15,353,797	92,025	70,641

Net increase (decrease) in contract owners’ equity resulting from operations	6,034,050	18,219,947	(13,947,610)	16,050,806	17,077,574	47,799,621	172,402	660,045

Equity transactions:
Purchase payments received from contract owners (note 3)	1,185,192	1,543,204	17,863,804	13,966,825	41,038,162	44,971,101	138,515	92,742
Transfers between funds	(2,209,099)	(1,431,150)	(1,082,301)	(7,545,991)	(9,951,603)	(5,603,499)	625,502	758,576
Redemptions (note 3)	(14,982,576)	(17,758,921)	(9,816,182)	(8,805,746)	(20,643,949)	(20,677,642)	(994,518)	(1,412,241)
Annuity benefits	(19,371)	(17,827)	(7,109)	(6,624)	(1,116)	(1,563)	(10,118)	(9,695)
Contract maintenance charges (note 2)	(67,573)	(74,894)	(10,613)	(11,504)	(1,034,466)	(862,994)	(1,889)	(1,993)
Contingent deferred sales charges (note 2)	(1,960)	(1,761)	(44,567)	(34,485)	(106,708)	(84,340)	(995)	(532)
Adjustments to maintain reserves	7,117	6,217	(864)	(1,233)	(8,856)	(770)	3,165	2,420

Net equity transactions	(16,088,270)	(17,735,132)	6,902,168	(2,438,758)	9,291,464	17,740,293	(240,338)	(570,723)

Net change in contract owners’ equity	(10,054,220)	484,815	(7,045,442)	13,612,048	26,369,038	65,539,914	(67,936)	89,322
Contract owners’ equity beginning of period	138,109,000	137,624,185	87,827,148	74,215,100	245,494,908	179,954,994	5,916,372	5,827,050

Contract owners’ equity end of period	$128,054,780	138,109,000	80,781,706	87,827,148	271,863,946	245,494,908	5,848,436	5,916,372

CHANGES IN UNITS:
Beginning units	3,367,004	3,849,011	4,493,171	4,666,971	11,637,287	10,692,821	425,084	468,537
Units purchased	33,950	60,121	2,191,090	1,355,157	2,782,753	3,775,229	92,818	93,442
Units redeemed	(410,721)	(542,128)	(1,861,959)	(1,528,957)	(2,322,379)	(2,830,763)	(109,649)	(136,895)

Ending units	2,990,233	3,367,004	4,822,302	4,493,171	12,097,661	11,637,287	408,253	425,084

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF10S2		FF20S		FF20S2		FF30S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(144,870)	124,612	34,580	43,071	(256,341)	332,206	15,578	38,208
Realized gain (loss) on investments	321,914	(59,045)	506,685	718,244	1,496,170	(1,809,383)	734,852	472,940
Change in unrealized gain (loss) on investments	1,894,639	15,888,780	(357,966)	526,760	4,670,715	54,696,223	(580,778)	1,098,249
Reinvested capital gains	3,044,174	1,912,740	207,473	144,574	8,561,185	6,156,404	209,801	134,233

Net increase (decrease) in contract owners’ equity resulting from operations	5,115,857	17,867,087	390,772	1,432,649	14,471,729	59,375,450	379,453	1,743,630

Equity transactions:
Purchase payments received from contract owners (note 3)	29,105,033	38,156,104	478,941	375,488	16,672,779	20,501,013	549,473	606,060
Transfers between funds	(1,538,237)	(901,093)	1,150,481	814,169	2,019,276	(2,741,188)	601,252	1,344,244
Redemptions (note 3)	(12,800,750)	(9,996,247)	(1,245,065)	(1,447,845)	(24,064,713)	(22,320,473)	(1,571,608)	(1,139,924)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,774,222)	(1,298,152)	(3,985)	(4,356)	(4,468,838)	(4,218,766)	(4,544)	(4,535)
Contingent deferred sales charges (note 2)	(124,998)	(83,331)	(1,342)	(1,745)	(231,945)	(237,641)	(8,223)	(11,020)
Adjustments to maintain reserves	(1,364)	(601)	(377)	(80)	(694)	(662)	197	(54)

Net equity transactions	12,865,462	25,876,680	378,653	(264,369)	(10,074,135)	(9,017,717)	(433,453)	794,771

Net change in contract owners’ equity	17,981,319	43,743,767	769,425	1,168,280	4,397,594	50,357,733	(54,000)	2,538,401
Contract owners’ equity beginning of period	185,634,738	141,890,971	11,258,198	10,089,918	477,920,517	427,562,784	10,777,551	8,239,150

Contract owners’ equity end of period	$203,616,057	185,634,738	12,027,623	11,258,198	482,318,111	477,920,517	10,723,551	10,777,551

CHANGES IN UNITS:
Beginning units	12,573,844	10,721,864	826,009	847,317	31,237,389	31,873,679	781,125	716,045
Units purchased	2,688,486	3,474,971	166,468	143,466	2,368,628	3,242,126	103,971	189,944
Units redeemed	(1,829,830)	(1,622,991)	(138,238)	(164,774)	(3,014,817)	(3,878,416)	(134,057)	(124,864)

Ending units	13,432,500	12,573,844	854,239	826,009	30,591,200	31,237,389	751,039	781,125

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF30S2		FGP		FG2		FHIPR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(58,494)	(12,097)	(4,403,524)	(3,617,643)	(2,894,608)	(1,795,100)	751,120	845,675
Realized gain (loss) on investments	1,936,077	(9,851)	20,903,511	16,880,624	8,688,489	7,418,902	324,100	397,562
Change in unrealized gain (loss) on investments	(1,476,834)	5,579,215	19,604,486	89,957,845	9,834,728	29,428,199	(1,049,973)	(269,515)
Reinvested capital gains	833,404	479,930	-	234,742	-	93,826	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,234,153	6,037,197	36,104,473	103,455,568	15,628,609	35,145,827	25,247	973,722

Equity transactions:
Purchase payments received from contract owners (note 3)	10,709,970	7,385,834	4,898,089	4,367,896	48,541,797	31,385,396	698,374	1,509,521
Transfers between funds	2,596,492	728,746	(1,094,404)	(4,977,738)	20,849,065	(1,133,201)	(791,762)	(4,856,417)
Redemptions (note 3)	(5,144,490)	(3,864,964)	(42,987,183)	(41,780,425)	(12,908,871)	(8,785,813)	(2,279,510)	(3,856,288)
Annuity benefits	-	-	(91,593)	(82,176)	(1,904)	(2,163)	(96)	(55)
Contract maintenance charges (note 2)	(5,388)	(5,512)	(194,058)	(204,116)	(688,957)	(548,244)	(4,683)	(5,677)
Contingent deferred sales charges (note 2)	(11,646)	(15,128)	(13,098)	(14,555)	(110,151)	(70,086)	(3,376)	(3,306)
Adjustments to maintain reserves	(1,074)	(346)	14,843	15,680	(2,252)	(493)	(88)	(127)

Net equity transactions	8,143,864	4,228,630	(39,467,404)	(42,675,434)	55,678,727	20,845,396	(2,381,141)	(7,212,349)

Net change in contract owners’ equity	9,378,017	10,265,827	(3,362,931)	60,780,134	71,307,336	55,991,223	(2,355,894)	(6,238,627)
Contract owners’ equity beginning of period	39,129,430	28,863,603	381,370,911	320,590,777	152,762,584	96,771,361	19,262,296	25,500,923

Contract owners’ equity end of period	$48,507,447	39,129,430	378,007,980	381,370,911	224,069,920	152,762,584	16,906,402	19,262,296

CHANGES IN UNITS:
Beginning units	2,483,236	2,196,243	5,049,679	5,741,037	7,005,335	5,923,542	1,373,290	1,901,222
Units purchased	1,119,058	936,162	152,625	123,530	4,599,359	2,942,233	205,754	418,063
Units redeemed	(602,883)	(649,169)	(644,590)	(814,888)	(2,171,433)	(1,860,440)	(371,938)	(945,995)

Ending units	2,999,411	2,483,236	4,557,714	5,049,679	9,433,261	7,005,335	1,207,106	1,373,290

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FIGBS		FIGBP2		FMCS		FMC2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$134,158	143,482	1,316,169	2,206,538	(299,041)	(224,793)	(4,339,087)	(3,388,834)
Realized gain (loss) on investments	(27,089)	311,119	4,395,413	2,312,824	1,531,739	1,721,464	4,516,306	562,368
Change in unrealized gain (loss) on investments	639,269	(1,420,795)	8,904,846	(23,548,354)	(677,421)	2,632,210	5,425,457	45,515,203
Reinvested capital gains	7,207	231,711	153,426	4,764,478	598,799	3,142,412	6,780,433	34,734,824

Net increase (decrease) in contract owners’ equity resulting from operations	753,545	(734,483)	14,769,854	(14,264,514)	1,154,076	7,271,293	12,383,109	77,423,561

Equity transactions:
Purchase payments received from contract owners (note 3)	387,557	487,930	18,952,419	21,546,244	571,939	635,865	26,861,232	26,102,367
Transfers between funds	709,185	(3,878,257)	1,740,367	13,696,336	(1,859,924)	(133,246)	(16,661,526)	(22,741,427)
Redemptions (note 3)	(2,678,263)	(4,152,031)	(47,690,559)	(44,040,912)	(2,875,161)	(3,573,408)	(27,220,933)	(27,498,451)
Annuity benefits	(4,533)	(4,636)	(17,794)	(18,961)	(2,220)	(5,070)	(21,989)	(19,454)
Contract maintenance charges (note 2)	(4,550)	(6,038)	(2,189,905)	(1,991,021)	(7,467)	(7,955)	(1,266,772)	(1,163,717)
Contingent deferred sales charges (note 2)	(2,679)	(5,412)	(145,199)	(230,062)	(3,747)	(8,372)	(130,345)	(195,944)
Adjustments to maintain reserves	(17)	(109)	(273)	(1,579)	(1,276)	(671)	1,290	(1,461)

Net equity transactions	(1,593,300)	(7,558,553)	(29,350,944)	(11,039,955)	(4,177,856)	(3,092,857)	(18,439,043)	(25,518,087)

Net change in contract owners’ equity	(839,755)	(8,293,036)	(14,581,090)	(25,304,469)	(3,023,780)	4,178,436	(6,055,934)	51,905,474
Contract owners’ equity beginning of period	18,233,593	26,526,629	372,291,547	397,596,016	26,935,465	22,757,029	293,230,437	241,324,963

Contract owners’ equity end of period	$17,393,838	18,233,593	357,710,457	372,291,547	23,911,685	26,935,465	287,174,503	293,230,437

CHANGES IN UNITS:
Beginning units	1,326,705	1,867,877	27,684,133	28,617,794	1,706,222	1,935,622	8,495,980	9,324,722
Units purchased	315,648	145,502	5,726,570	6,361,945	135,013	228,390	1,388,574	1,753,345
Units redeemed	(429,765)	(686,674)	(7,960,520)	(7,295,606)	(396,223)	(457,790)	(1,902,122)	(2,582,087)

Ending units	1,212,588	1,326,705	25,450,183	27,684,133	1,445,012	1,706,222	7,982,432	8,495,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FOP		FOPR		FO2		FO2R
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(27,690)	9,798	(6,109)	12,110	(7,398)	(9,938)	(329,488)	(203,721)
Realized gain (loss) on investments	2,553,746	1,844,280	(434,834)	(1,095,103)	(66,393)	75,796	3,627,784	(842,408)
Change in unrealized gain (loss) on investments	(7,554,606)	11,467,326	(2,047,133)	7,425,544	(126,687)	529,541	(11,707,956)	18,402,581
Reinvested capital gains	13,667	195,429	6,795	94,747	550	7,932	20,699	288,086

Net increase (decrease) in contract owners’ equity resulting from operations	(5,014,883)	13,516,833	(2,481,281)	6,437,298	(199,928)	603,331	(8,388,961)	17,644,538

Equity transactions:
Purchase payments received from contract owners (note 3)	15,337	1	1,106,785	907,612	-	-	10,825,799	11,205,599
Transfers between funds	(899,561)	(801,778)	121,444	443,489	(139,567)	(22,992)	2,183,179	(1,051,180)
Redemptions (note 3)	(5,602,863)	(6,320,706)	(3,117,603)	(4,283,297)	(328,744)	(662,095)	(7,633,049)	(5,743,712)
Annuity benefits	(6,585)	(6,057)	(927)	(1,827)	-	-	(1,233)	(1,234)
Contract maintenance charges (note 2)	(26,649)	(30,124)	(7,717)	(8,533)	(204)	(275)	(425,954)	(335,746)
Contingent deferred sales charges (note 2)	(193)	(371)	(2,888)	(6,429)	2	(14)	(43,369)	(31,357)
Adjustments to maintain reserves	1,347	(559)	(12,821)	191	(70)	(112)	(894)	(1,002)

Net equity transactions	(6,519,167)	(7,159,594)	(1,913,727)	(2,948,794)	(468,583)	(685,488)	4,904,479	4,041,368

Net change in contract owners’ equity	(11,534,050)	6,357,239	(4,395,008)	3,488,504	(668,511)	(82,157)	(3,484,482)	21,685,906
Contract owners’ equity beginning of period	57,272,926	50,915,687	27,649,983	24,161,479	2,314,397	2,396,554	83,401,843	61,715,937

Contract owners’ equity end of period	$45,738,876	57,272,926	23,254,975	27,649,983	1,645,886	2,314,397	79,917,361	83,401,843

CHANGES IN UNITS:
Beginning units	1,772,900	2,036,328	1,465,832	1,648,948	93,749	124,307	5,200,723	4,917,966
Units purchased	-	-	129,365	144,039	-	-	1,479,985	1,537,557
Units redeemed	(213,766)	(263,428)	(235,213)	(327,155)	(20,100)	(30,558)	(1,160,856)	(1,254,800)

Ending units	1,559,134	1,772,900	1,359,984	1,465,832	73,649	93,749	5,519,852	5,200,723

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		FTVIS2		FTVRD2		FTVSV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(31,465)	(36,950)	8,003,223	8,356,587	(98,146)	28,565	(1,243,645)	(355,558)
Realized gain (loss) on investments	887,739	778,015	(738,782)	(1,623,460)	3,696,692	3,959,188	17,660,227	19,504,837
Change in unrealized gain (loss) on investments	(561,414)	1,001,419	(2,616,701)	13,439,321	(1,107,981)	9,488,589	(27,654,527)	20,652,094
Reinvested capital gains	-	-	-	-	1,026,205	-	10,023,416	2,458,140

Net increase (decrease) in contract owners’ equity resulting from operations	294,860	1,742,484	4,647,740	20,172,448	3,516,770	13,476,342	(1,214,529)	42,259,513

Equity transactions:
Purchase payments received from contract owners (note 3)	100,289	168,696	70,453,663	43,014,849	541,683	508,033	1,234,681	4,417,776
Transfers between funds	(606,515)	(181,276)	13,708,683	9,081,410	(1,838,263)	(33,217)	(4,256,225)	(17,800,623)
Redemptions (note 3)	(1,232,388)	(1,147,137)	(24,144,199)	(20,407,945)	(7,409,919)	(10,765,495)	(19,286,400)	(18,197,494)
Annuity benefits	-	-	(1,767)	(6,565)	(5,961)	(5,522)	(4,963)	(4,282)
Contract maintenance charges (note 2)	(2,190)	(2,454)	(16,330)	(15,061)	(4,115)	(5,052)	(513,092)	(519,676)
Contingent deferred sales charges (note 2)	(1,456)	(3,560)	(102,723)	(53,791)	(2,680)	(6,035)	(53,724)	(71,941)
Adjustments to maintain reserves	406	(75)	(825)	(821)	(551)	(509)	(1,276)	(876)

Net equity transactions	(1,741,854)	(1,165,806)	59,896,502	31,612,076	(8,719,806)	(10,307,797)	(22,880,999)	(32,177,116)

Net change in contract owners’ equity	(1,446,994)	576,678	64,544,242	51,784,524	(5,203,036)	3,168,545	(24,095,528)	10,082,397
Contract owners’ equity beginning of period	7,155,947	6,579,269	202,525,205	150,740,681	56,364,583	53,196,038	150,811,539	140,729,142

Contract owners’ equity end of period	$5,708,953	7,155,947	267,069,447	202,525,205	51,161,547	56,364,583	126,716,011	150,811,539

CHANGES IN UNITS:
Beginning units	334,669	396,128	13,882,728	11,580,755	2,397,373	2,898,040	4,717,626	5,909,169
Units purchased	16,390	54,071	7,351,718	5,035,208	99,971	360,329	597,800	699,170
Units redeemed	(97,567)	(115,530)	(3,397,474)	(2,733,235)	(466,004)	(860,996)	(1,323,621)	(1,890,713)

Ending units	253,492	334,669	17,836,972	13,882,728	2,031,340	2,397,373	3,991,805	4,717,626

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVMD2		FTVDM2		TIF2		FTVGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$8,170	969	92,274	-	567,788	31,587	5,103,951	(65)
Realized gain (loss) on investments	(436)	(207)	20,521	-	44,986	103,162	(46,237)	(106)
Change in unrealized gain (loss) on investments	(20,471)	8,192	(1,079,351)	-	(9,446,782)	534,540	(5,484,541)	9,430
Reinvested capital gains	31,568	5,292	-	-	-	-	-	164

Net increase (decrease) in contract owners’ equity resulting from operations	18,831	14,246	(966,556)	-	(8,834,008)	669,289	(426,827)	9,423

Equity transactions:
Purchase payments received from contract owners (note 3)	233,514	166,063	150,648	-	436,911	(6)	17,485,329	379,972
Transfers between funds	(2,628)	123,146	16,824,104	-	66,528,542	(130,278)	128,017,596	-
Redemptions (note 3)	(9,234)	-	(1,865,741)	-	(7,387,831)	(369,034)	(8,471,176)	(1,277)
Annuity benefits	-	-	-	-	(1,618)	(400)	(10,969)	-
Contract maintenance charges (note 2)	(588)	-	(1,205)	-	(109,859)	(195)	(6,039)	-
Contingent deferred sales charges (note 2)	-	-	(2,749)	-	(12,175)	(150)	(21,076)	-
Adjustments to maintain reserves	(11)	(2)	(215)	-	3,762	(36)	9,700	8

Net equity transactions	221,053	289,207	15,104,842	-	59,457,732	(500,099)	137,003,365	378,703

Net change in contract owners’ equity	239,884	303,453	14,138,286	-	50,623,724	169,190	136,576,538	388,126
Contract owners’ equity beginning of period	303,453	-	-	-	3,573,728	3,404,538	388,126	-

Contract owners’ equity end of period	$543,337	303,453	14,138,286	-	54,197,452	3,573,728	136,964,664	388,126

CHANGES IN UNITS:
Beginning units	26,408	-	-	-	142,773	165,137	39,602	-
Units purchased	19,990	26,672	1,894,801	-	2,951,570	1,804	15,571,855	39,733
Units redeemed	(1,446)	(264)	(380,353)	-	(589,453)	(24,168)	(1,592,270)	(131)

Ending units	44,952	26,408	1,514,448	-	2,504,890	142,773	14,019,187	39,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVFA2		FTVSI2		FTVHI2		GVSSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$786,529	3,987,758	8,893	(21)	6,861	(134)	37	46
Realized gain (loss) on investments	263,612	201,432	(3)	-	1,767	26	(14)	16
Change in unrealized gain (loss) on investments	(861,280)	(2,897,581)	(15,235)	335	(10,971)	2,988	(1,751)	46
Reinvested capital gains	62,958	6,816,750	3,193	-	-	-	2,729	1,099

Net increase (decrease) in contract owners’ equity resulting from operations	251,819	8,108,359	(3,152)	314	(2,343)	2,880	1,001	1,207

Equity transactions:
Purchase payments received from contract owners (note 3)	33,849,819	21,856,011	229,336	12,583	80,664	97,666	6,462	9,083
Transfers between funds	(1,297,350)	7,411,486	38,869	-	412,509	-	3,119	(289)
Redemptions (note 3)	(4,231,736)	(3,686,645)	(747)	-	(3,332)	(860)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,870)	(2,211)	-	-	-	-	(70)	-
Contingent deferred sales charges (note 2)	(15,383)	(11,882)	-	-	-	-	-	-
Adjustments to maintain reserves	(524)	(519)	(4)	3	(1)	-	12	(6)

Net equity transactions	28,301,956	25,566,240	267,454	12,586	489,840	96,806	9,523	8,788

Net change in contract owners’ equity	28,553,775	33,674,599	264,302	12,900	487,497	99,686	10,524	9,995
Contract owners’ equity beginning of period	61,795,172	28,120,573	12,900	-	99,686	-	9,995	-

Contract owners’ equity end of period	$90,348,947	61,795,172	277,202	12,900	587,183	99,686	20,519	9,995

CHANGES IN UNITS:
Beginning units	5,051,846	2,790,624	1,291	-	9,757	-	804	-
Units purchased	3,356,088	2,776,529	26,266	1,291	86,857	9,842	791	829
Units redeemed	(1,092,124)	(515,307)	(179)	-	(38,921)	(85)	(42)	(25)

Ending units	7,315,810	5,051,846	27,378	1,291	57,693	9,757	1,553	804

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMTB		AMTG		AMINS		AMTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$37,405	918,392	(200)	(194)	(113)	-	(94)	(39)
Realized gain (loss) on investments	(2,156,361)	(2,722,505)	837	655	(10)	-	387	541
Change in unrealized gain (loss) on investments	893,115	399,762	92	3,018	2	-	818	2,873
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,225,841)	(1,404,351)	729	3,479	(121)	-	1,111	3,375

Equity transactions:
Purchase payments received from contract owners (note 3)	942,993	1,445,122	49	(6)	(6,503)	-	(8)	(2,889)
Transfers between funds	(8,536,398)	14,598,026	46	18	50,833	-	2	(26)
Redemptions (note 3)	(21,555,981)	(20,248,111)	-	(313)	(1,088)	-	11	2,928
Annuity benefits	(9,815)	(12,847)	(3,106)	(2,819)	-	-	(848)	(1,661)
Contract maintenance charges (note 2)	(598,661)	(611,475)	(95)	(13)	44	-	(5)	(13)
Contingent deferred sales charges (note 2)	(52,220)	(63,931)	-	-	-	-	-	-
Adjustments to maintain reserves	(3,410)	(3,169)	1,896	1,870	(5)	-	64	16

Net equity transactions	(29,813,492)	(4,896,385)	(1,210)	(1,263)	43,281	-	(784)	(1,645)

Net change in contract owners’ equity	(31,039,333)	(6,300,736)	(481)	2,216	43,160	-	327	1,730
Contract owners’ equity beginning of period	150,926,038	157,226,774	15,430	13,214	-	-	13,905	12,175

Contract owners’ equity end of period	$119,886,705	150,926,038	14,949	15,430	43,160	-	14,232	13,905

CHANGES IN UNITS:
Beginning units	13,156,674	13,542,864	-	5	-	-	-	-
Units purchased	1,682,668	3,262,085	-	18	3,239	-	-	1
Units redeemed	(4,511,909)	(3,648,275)	-	(23)	31	-	-	(1)

Ending units	10,327,433	13,156,674	-	-	3,270	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMFAS		AMSRS		OVIGS		OVMS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(56,631)	(59,238)	(282,873)	(204,922)	(42,282)	-	250,313	374,421
Realized gain (loss) on investments	613,293	389,000	2,382,359	419,750	(8,920)	-	(652,213)	(1,456,616)
Change in unrealized gain (loss) on investments	(878,023)	1,043,786	55,126	7,916,551	(546,890)	-	2,703,540	5,197,517
Reinvested capital gains	316,299	-	-	-	28,680	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,062)	1,373,548	2,154,612	8,131,379	(569,412)	-	2,301,640	4,115,322

Equity transactions:
Purchase payments received from contract owners (note 3)	94,063	39,501	93,439	565,609	6,962,021	-	500,074	448,262
Transfers between funds	(202,313)	283,451	(1,062,078)	658,242	3,757,414	-	(369,591)	(770,561)
Redemptions (note 3)	(519,680)	(765,033)	(4,762,067)	(3,873,876)	(160,458)	-	(4,441,931)	(5,095,119)
Annuity benefits	-	-	(20,609)	(18,164)	-	-	(11,545)	(12,233)
Contract maintenance charges (note 2)	(1,191)	(1,207)	(7,695)	(8,426)	(6,278)	-	(16,792)	(19,572)
Contingent deferred sales charges (note 2)	(2,601)	(661)	(11,576)	(5,027)	(842)	-	(399)	(1,041)
Adjustments to maintain reserves	(187)	(182)	(479)	(469)	(104)	-	259	4

Net equity transactions	(631,909)	(444,131)	(5,771,065)	(2,682,111)	10,551,753	-	(4,339,925)	(5,450,260)

Net change in contract owners’ equity	(636,971)	929,417	(3,616,453)	5,449,268	9,982,341	-	(2,038,285)	(1,334,938)
Contract owners’ equity beginning of period	4,331,082	3,401,665	29,457,021	24,007,753	-	-	36,152,948	37,487,886

Contract owners’ equity end of period	$3,694,111	4,331,082	25,840,568	29,457,021	9,982,341	-	34,114,663	36,152,948

CHANGES IN UNITS:
Beginning units	223,324	252,460	1,294,218	1,432,779	-	-	1,239,133	1,434,115
Units purchased	67,741	125,860	84,357	270,030	1,171,028	-	21,084	15,359
Units redeemed	(104,703)	(154,996)	(336,602)	(408,591)	(63,284)	-	(163,164)	(210,341)

Ending units	186,362	223,324	1,041,973	1,294,218	1,107,744	-	1,097,053	1,239,133

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVB		OVGS		OVGSS		OVIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,071,290	1,130,529	(130,023)	39,735	(189,477)	(18,765)	4,524	(640)
Realized gain (loss) on investments	(1,542,568)	(2,033,826)	9,121,368	8,447,794	1,363,370	546,995	1,046	208
Change in unrealized gain (loss) on investments	2,037,038	468,560	(14,693,530)	16,605,739	(4,819,236)	1,123,759	(76,504)	33,322
Reinvested capital gains	-	-	7,482,645	-	4,465,888	-	14,398	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,565,760	(434,737)	1,780,460	25,093,268	820,545	1,651,989	(56,536)	32,890

Equity transactions:
Purchase payments received from contract owners (note 3)	445,545	656,325	1,387,983	389,646	11,983,939	-	373,177	465,829
Transfers between funds	245,031	(857,536)	51,744,732	(2,057,171)	87,111,956	(454,320)	11,464	(906)
Redemptions (note 3)	(3,655,465)	(4,656,869)	(15,059,185)	(12,148,490)	(6,138,128)	(1,295,187)	(12,832)	(1,289)
Annuity benefits	(6,914)	(6,932)	(29,254)	(19,732)	(12,032)	-	-	-
Contract maintenance charges (note 2)	(11,832)	(14,082)	(48,684)	(43,234)	(4,416)	(655)	(265)	-
Contingent deferred sales charges (note 2)	(1,296)	(625)	(3,448)	(1,977)	(19,741)	(593)	-	-
Adjustments to maintain reserves	3,599	3,256	(35,356)	3,232	10,730	(145)	(12)	1

Net equity transactions	(2,981,332)	(4,876,463)	37,956,788	(13,877,726)	92,932,308	(1,750,900)	371,532	463,635

Net change in contract owners’ equity	(1,415,572)	(5,311,200)	39,737,248	11,215,542	93,752,853	(98,911)	314,996	496,525
Contract owners’ equity beginning of period	27,848,723	33,159,923	115,916,867	104,701,325	7,307,348	7,406,259	496,525	-

Contract owners’ equity end of period	$26,433,151	27,848,723	155,654,115	115,916,867	101,060,201	7,307,348	811,521	496,525

CHANGES IN UNITS:
Beginning units	1,470,230	1,736,330	2,148,688	2,405,799	244,473	310,391	43,039	-
Units purchased	81,580	58,882	1,051,792	36,490	3,666,135	-	34,953	43,240
Units redeemed	(237,318)	(324,982)	(355,089)	(293,601)	(446,130)	(65,918)	(1,799)	(201)

Ending units	1,314,492	1,470,230	2,845,391	2,148,688	3,464,478	244,473	76,193	43,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGI		OVGIS		OVSC		OVSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(63,177)	(26,089)	(2,244,992)	(1,694,918)	(31,543)	(29,474)	(749,312)	(556,010)
Realized gain (loss) on investments	293,555	201,204	15,958,612	7,866,915	1,082,513	616,393	9,451,915	7,773,894
Change in unrealized gain (loss) on investments	692,655	2,912,043	(43,059)	50,051,316	(1,450,421)	1,385,306	(11,650,160)	12,337,397
Reinvested capital gains	254,435	-	4,553,688	-	1,171,536	76,446	11,048,196	763,971

Net increase (decrease) in contract owners’ equity resulting from operations	1,177,468	3,087,158	18,224,249	56,223,313	772,085	2,048,671	8,100,639	20,319,252

Equity transactions:
Purchase payments received from contract owners (note 3)	544,358	385,560	12,954,557	12,635,581	337,540	274,385	13,614,598	10,025,517
Transfers between funds	953,399	(422,047)	(15,747,416)	(10,228,965)	324,042	1,966,027	4,314,450	(3,499,064)
Redemptions (note 3)	(1,454,675)	(1,750,116)	(34,086,063)	(28,266,990)	(1,043,831)	(819,113)	(7,012,842)	(5,822,366)
Annuity benefits	(3,725)	(4,519)	(5,095)	(4,680)	(669)	(584)	(9,211)	(8,218)
Contract maintenance charges (note 2)	(6,897)	(6,714)	(1,036,731)	(959,944)	(1,961)	(1,694)	(286,029)	(223,889)
Contingent deferred sales charges (note 2)	(1,713)	(3,878)	(98,297)	(140,340)	(2,019)	(1,874)	(37,426)	(33,935)
Adjustments to maintain reserves	(10,330)	890	(1,290)	(838)	(86)	(62)	(791)	(985)

Net equity transactions	20,417	(1,800,824)	(38,020,335)	(26,966,176)	(386,984)	1,417,085	10,582,749	437,060

Net change in contract owners’ equity	1,197,885	1,286,334	(19,796,086)	29,257,137	385,101	3,465,756	18,683,388	20,756,312
Contract owners’ equity beginning of period	12,654,925	11,368,591	234,167,256	204,910,119	7,883,220	4,417,464	74,077,281	53,320,969

Contract owners’ equity end of period	$13,852,810	12,654,925	214,371,170	234,167,256	8,268,321	7,883,220	92,760,669	74,077,281

CHANGES IN UNITS:
Beginning units	921,054	1,074,623	11,093,728	12,583,850	510,359	397,625	2,350,049	2,334,765
Units purchased	137,715	52,860	1,896,143	1,740,740	240,583	294,552	1,177,642	898,722
Units redeemed	(132,983)	(206,429)	(3,685,737)	(3,230,862)	(266,632)	(181,818)	(841,371)	(883,438)

Ending units	925,786	921,054	9,304,134	11,093,728	484,310	510,359	2,686,320	2,350,049

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVAG		OVSB		OVSBS		PMVAAD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(131,790)	(131,097)	43,588	36,699	235,799	272,710	1,754,677	1,361,027
Realized gain (loss) on investments	1,226,176	870,218	(14,474)	(2,532)	(64,183)	19,930	(243,935)	36,266
Change in unrealized gain (loss) on investments	(743,028)	2,228,268	(9,212)	(51,785)	(66,706)	(463,141)	(2,318,907)	(2,189,066)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	351,358	2,967,389	19,902	(17,618)	104,910	(170,501)	(808,165)	(791,773)

Equity transactions:
Purchase payments received from contract owners (note 3)	189,953	239,015	22,619	22,273	836,894	1,016,954	11,450,371	27,345,112
Transfers between funds	(1,015,881)	(96,098)	182,256	642,735	56,748	1,934,701	(4,490,894)	3,969,072
Redemptions (note 3)	(1,407,784)	(1,354,459)	(146,874)	(83,539)	(1,430,636)	(2,053,190)	(3,712,342)	(2,718,530)
Annuity benefits	(115)	(102)	-	-	(118)	(131)	-	-
Contract maintenance charges (note 2)	(5,717)	(6,408)	(265)	(307)	(707)	(872)	(1,669)	(1,263)
Contingent deferred sales charges (note 2)	(400)	(3,585)	-	(13)	(1,590)	(3,101)	(28,652)	(2,359)
Adjustments to maintain reserves	(92)	(142)	(49)	(40)	(255)	(1,431)	(424)	(347)

Net equity transactions	(2,240,036)	(1,221,779)	57,687	581,109	(539,664)	892,930	3,216,390	28,591,685

Net change in contract owners’ equity	(1,888,678)	1,745,610	77,589	563,491	(434,754)	722,429	2,408,225	27,799,912
Contract owners’ equity beginning of period	11,348,579	9,602,969	1,253,971	690,480	9,602,688	8,880,259	47,681,453	19,881,541

Contract owners’ equity end of period	$9,459,901	11,348,579	1,331,560	1,253,971	9,167,934	9,602,688	50,089,678	47,681,453

CHANGES IN UNITS:
Beginning units	1,372,859	1,559,411	125,275	67,987	963,727	874,911	4,567,870	1,874,670
Units purchased	147,517	204,239	46,785	89,206	248,229	491,400	1,481,909	3,777,064
Units redeemed	(424,338)	(390,791)	(40,967)	(31,918)	(300,476)	(402,584)	(1,189,911)	(1,083,864)

Ending units	1,096,038	1,372,859	131,093	125,275	911,480	963,727	4,859,868	4,567,870

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$123,986	70,821	(2,092,829)	(786,917)	1,623,953	1,404,219	(47)	(22)
Realized gain (loss) on investments	(689,073)	(49,614)	452,161	1,325,524	(185,097)	(94,393)	50	-
Change in unrealized gain (loss) on investments	577,148	(2,429,682)	(1,715,394)	(6,906,910)	5,790,508	(12,688,696)	(23,381)	(535)
Reinvested capital gains	65,496	298,344	-	-	-	2,338,141	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,557	(2,110,131)	(3,356,062)	(6,368,303)	7,229,364	(9,040,729)	(23,378)	(557)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,702,222	7,485,407	58,131,374	77,144,724	46,968,008	96,190,206	83,335	19,156
Transfers between funds	(8,604,318)	3,453,715	(335,022)	12,931,673	(8,333,930)	7,588,200	1,178	127
Redemptions (note 3)	(1,815,231)	(1,905,504)	(32,000,080)	(33,412,498)	(15,241,287)	(17,770,988)	-	-
Annuity benefits	-	-	(1,970)	(2,071)	-	-	-	-
Contract maintenance charges (note 2)	(1,651)	(2,266)	(2,830,857)	(2,204,993)	(1,710,823)	(1,113,814)	-	-
Contingent deferred sales charges (note 2)	(15,365)	(7,470)	(146,538)	(183,891)	(107,473)	(112,359)	-	-
Adjustments to maintain reserves	(341)	(726)	(11,543)	6,334	(20,309)	10,716	(3)	(4)

Net equity transactions	(7,734,684)	9,023,156	22,805,364	54,279,278	21,554,186	84,791,961	84,510	19,279

Net change in contract owners’ equity	(7,657,127)	6,913,025	19,449,302	47,910,975	28,783,550	75,751,232	61,132	18,722
Contract owners’ equity beginning of period	29,755,599	22,842,574	384,943,683	337,032,708	269,467,393	193,716,161	18,722	-

Contract owners’ equity end of period	$22,098,472	29,755,599	404,392,985	384,943,683	298,250,943	269,467,393	79,854	18,722

CHANGES IN UNITS:
Beginning units	2,492,506	1,763,524	33,423,782	28,772,761	25,952,951	17,987,204	2,094	-
Units purchased	378,358	1,389,538	10,750,114	14,413,009	7,367,057	14,384,724	9,003	2,094
Units redeemed	(986,353)	(660,556)	(8,802,946)	(9,761,988)	(5,299,053)	(6,418,977)	(77)	-

Ending units	1,884,511	2,492,506	35,370,950	33,423,782	28,020,955	25,952,951	11,020	2,094

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVEBD		PMVHYD		PVGIB		PVTIGB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$71,316	160	10,216	-	(4,207)	5,934	(1,739)	(14)
Realized gain (loss) on investments	(37,417)	-	2,309	-	234,451	131,094	(14,098)	(38,353)
Change in unrealized gain (loss) on investments	(434,150)	(126)	(1,009)	-	(2,759)	656,925	(8,853)	111,925
Reinvested capital gains	93,809	64	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(306,442)	98	11,516	-	227,485	793,953	(24,690)	73,558

Equity transactions:
Purchase payments received from contract owners (note 3)	2,318,658	7,294	483,128	-	738	4,740	-	-
Transfers between funds	3,005,542	47	(417,622)	-	(64,931)	16,603	-	-
Redemptions (note 3)	(225,833)	-	(4,437)	-	(492,688)	(644,781)	(48,900)	(69,467)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(52)	-	-	-	(400)	(428)	(28)	(37)
Contingent deferred sales charges (note 2)	(7,869)	-	-	-	(212)	(289)	-	-
Adjustments to maintain reserves	(729)	(6)	(35)	-	(128)	(153)	(79)	(41)

Net equity transactions	5,089,717	7,335	61,034	-	(557,621)	(624,308)	(49,007)	(69,545)

Net change in contract owners’ equity	4,783,275	7,433	72,550	-	(330,136)	169,645	(73,697)	4,013
Contract owners’ equity beginning of period	7,433	-	-	-	2,814,117	2,644,472	336,690	332,677

Contract owners’ equity end of period	$4,790,708	7,433	72,550	-	2,483,981	2,814,117	262,993	336,690

CHANGES IN UNITS:
Beginning units	807	-	-	-	149,244	187,620	17,177	21,475
Units purchased	641,160	807	86,698	-	5,687	15,706	-	-
Units redeemed	(116,123)	-	(79,713)	-	(33,969)	(54,082)	(2,526)	(4,298)

Ending units	525,844	807	6,985	-	120,962	149,244	14,651	17,177

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVTVB		ACEG2		VYDS		ROCSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(13,854)	(11,706)	(97,183)	(72,729)	(1,869)	(2,904)	(424)	569
Realized gain (loss) on investments	167,838	76,497	817,744	123,839	10,447	5,366	1,001	36
Change in unrealized gain (loss) on investments	(29,688)	627,591	(371,157)	1,799,146	33,063	120,946	(25,979)	3,323
Reinvested capital gains	45,811	-	-	-	-	-	40,764	3,462

Net increase (decrease) in contract owners’ equity resulting from operations	170,107	692,382	349,404	1,850,256	41,641	123,408	15,362	7,390

Equity transactions:
Purchase payments received from contract owners (note 3)	181	9,028	79,593	35,321	4,912	-	277,355	61,667
Transfers between funds	150,572	(111,603)	(550,404)	1,159,204	(6,318)	-	(2,304)	(373)
Redemptions (note 3)	(256,208)	(359,069)	(945,169)	(1,093,030)	(28,824)	(27,135)	(5,912)	-
Annuity benefits	-	-	(195)	(621)	-	-	-	-
Contract maintenance charges (note 2)	(298)	(311)	(1,642)	(1,573)	(93)	(91)	(209)	-
Contingent deferred sales charges (note 2)	(56)	(160)	(1,166)	(2,862)	-	(98)	-	-
Adjustments to maintain reserves	(62)	(121)	(242)	571	(21)	(8)	(15)	(1)

Net equity transactions	(105,871)	(462,236)	(1,419,225)	97,010	(30,344)	(27,332)	268,915	61,293

Net change in contract owners’ equity	64,236	230,146	(1,069,821)	1,947,266	11,297	96,076	284,277	68,683
Contract owners’ equity beginning of period	2,129,944	1,899,798	7,225,864	5,278,598	486,302	390,226	68,683	-

Contract owners’ equity end of period	$2,194,180	2,129,944	6,156,043	7,225,864	497,599	486,302	352,960	68,683

CHANGES IN UNITS:
Beginning units	100,705	127,985	544,932	548,055	25,251	26,781	5,442	-
Units purchased	27,371	16,706	165,593	143,876	262	-	22,707	5,479
Units redeemed	(31,597)	(43,986)	(275,027)	(146,999)	(1,757)	(1,530)	(958)	(37)

Ending units	96,479	100,705	435,498	544,932	23,756	25,251	27,191	5,442

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVARS		TRHS2		VWHAS		VWBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(140,188)	(14,955)	(2,609,825)	(1,439,588)	(551,330)	(278,791)	440,865	137,771
Realized gain (loss) on investments	55,220	(756)	13,148,772	3,635,705	1,362,544	270,389	(478,344)	(138,444)
Change in unrealized gain (loss) on investments	568,126	21,134	17,828,289	28,286,049	(8,381,140)	1,462,731	(757,670)	(1,489,019)
Reinvested capital gains	-	-	15,911,115	5,531,671	-	305,242	953,451	2,543

Net increase (decrease) in contract owners’ equity resulting from operations	483,158	5,423	44,278,351	36,013,837	(7,569,926)	1,759,571	158,302	(1,487,149)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,977,812	2,651,033	40,898,936	28,389,930	8,132,373	9,327,333	87,743	174,014
Transfers between funds	5,029,872	685,525	11,515,638	29,269,555	1,354,420	7,259,888	(347,872)	(529,487)
Redemptions (note 3)	(549,979)	(40,304)	(13,142,149)	(9,286,012)	(2,827,930)	(1,709,950)	(1,105,514)	(1,783,625)
Annuity benefits	-	-	-	-	-	-	(3,631)	(3,849)
Contract maintenance charges (note 2)	(612)	(7)	(14,836)	(11,211)	(2,367)	(1,605)	(4,574)	(5,670)
Contingent deferred sales charges (note 2)	(3,397)	(160)	(53,759)	(25,341)	(17,512)	(6,243)	(25)	(28)
Adjustments to maintain reserves	(194)	(45)	(2,244)	(908)	(623)	457,361	1,009	1,038

Net equity transactions	10,453,502	3,296,042	39,201,586	48,336,013	6,638,361	15,326,784	(1,372,864)	(2,147,607)

Net change in contract owners’ equity	10,936,660	3,301,465	83,479,937	84,349,850	(931,565)	17,086,355	(1,214,562)	(3,634,756)
Contract owners’ equity beginning of period	3,301,465	-	140,496,406	56,146,556	30,449,440	13,363,085	11,600,485	15,235,241

Contract owners’ equity end of period	$14,238,125	3,301,465	223,976,343	140,496,406	29,517,875	30,449,440	10,385,923	11,600,485

CHANGES IN UNITS:
Beginning units	333,972	-	6,412,668	3,798,987	2,913,519	1,388,083	489,626	576,088
Units purchased	1,386,820	377,031	4,551,786	4,826,489	2,752,399	2,387,468	78,040	20,525
Units redeemed	(324,064)	(43,059)	(3,037,008)	(2,212,808)	(2,107,579)	(862,032)	(132,138)	(106,987)

Ending units	1,396,728	333,972	7,927,446	6,412,668	3,558,339	2,913,519	435,528	489,626

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWEM		VWHA		WRPMAV		WRPMCV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(212,088)	84,888	(647,815)	(384,800)	65,599	(1,118)	3,116	(685)
Realized gain (loss) on investments	495,716	(343,736)	255,261	(879,531)	18,922	14,551	837	1,258
Change in unrealized gain (loss) on investments	(3,916,514)	3,193,745	(8,642,585)	4,800,793	(186,432)	57,432	(16,159)	24,443
Reinvested capital gains	3,221,490	-	-	1,195,978	305,249	1,468	35,438	463

Net increase (decrease) in contract owners’ equity resulting from operations	(411,396)	2,934,897	(9,035,139)	4,732,440	203,338	72,333	23,232	25,479

Equity transactions:
Purchase payments received from contract owners (note 3)	182,158	328,359	1,654	(152)	5,180,882	1,669,992	393,057	777,723
Transfers between funds	(1,194,747)	(1,443,358)	(3,239,599)	(10,853,129)	151,254	49,301	634	-
Redemptions (note 3)	(2,683,916)	(3,862,895)	(5,142,569)	(6,554,211)	(165,892)	(1,456)	(7,412)	(703)
Annuity benefits	(8,757)	(9,788)	(5,587)	(13,663)	-	-	-	-
Contract maintenance charges (note 2)	(9,470)	(11,302)	(14,401)	(16,910)	(14,916)	-	(6,612)	-
Contingent deferred sales charges (note 2)	(1,367)	(2,012)	(22,093)	(16,583)	-	-	-	-
Adjustments to maintain reserves	171	1,372	243	12,516	(20)	-	(16)	5

Net equity transactions	(3,715,928)	(4,999,624)	(8,422,352)	(17,442,132)	5,151,308	1,717,837	379,651	777,025

Net change in contract owners’ equity	(4,127,324)	(2,064,727)	(17,457,491)	(12,709,692)	5,354,646	1,790,170	402,883	802,504
Contract owners’ equity beginning of period	28,349,410	30,414,137	52,347,458	65,057,150	1,790,170	-	802,504	-

Contract owners’ equity end of period	$24,222,086	28,349,410	34,889,967	52,347,458	7,144,816	1,790,170	1,205,387	802,504

CHANGES IN UNITS:
Beginning units	1,077,764	1,277,864	2,044,581	2,974,012	165,259	-	75,534	-
Units purchased	65,113	139,841	55,952	52,532	489,375	165,396	36,344	75,601
Units redeemed	(205,549)	(339,941)	(440,804)	(981,963)	(17,115)	(137)	(1,308)	(67)

Ending units	937,328	1,077,764	1,659,729	2,044,581	637,519	165,259	110,570	75,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPMMV		WRASP		WRHIP		WRMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$13,847	(2,108)	(2,906,518)	(640,731)	3,283,385	1,410,468	(746,740)	(313,722)
Realized gain (loss) on investments	15,893	5,107	2,907,294	1,000,531	797,564	1,143,472	432,323	189,369
Change in unrealized gain (loss) on investments	(36,009)	84,668	(48,329,041)	35,507,719	(4,957,742)	1,522,802	686,121	4,311,574
Reinvested capital gains	126,331	970	30,873,775	-	723,263	-	2,685,829	542,846

Net increase (decrease) in contract owners’ equity resulting from operations	120,062	88,637	(17,454,490)	35,867,519	(153,530)	4,076,742	3,057,533	4,730,067

Equity transactions:
Purchase payments received from contract owners (note 3)	2,706,999	2,302,659	81,953,649	70,117,066	27,723,356	21,482,956	19,349,542	17,397,890
Transfers between funds	(58,085)	-	(8,710,411)	8,231,868	(10,227,347)	36,135,455	1,867,409	7,175,611
Redemptions (note 3)	(148,035)	(1,408)	(17,710,990)	(12,724,857)	(6,842,424)	(4,736,412)	(2,639,675)	(1,124,400)
Annuity benefits	-	-	(1,153)	(1,079)	-	-	-	-
Contract maintenance charges (note 2)	(18,473)	-	(9,821)	(9,164)	(4,201)	(3,027)	(138,990)	(61,933)
Contingent deferred sales charges (note 2)	-	-	(97,348)	(49,168)	(28,916)	(3,713)	(17,200)	(4,046)
Adjustments to maintain reserves	(3)	1	(199)	(870)	(636)	(468)	(532)	(431)

Net equity transactions	2,482,403	2,301,252	55,423,727	65,563,796	10,619,832	52,874,791	18,420,554	23,382,691

Net change in contract owners’ equity	2,602,465	2,389,889	37,969,237	101,431,315	10,466,302	56,951,533	21,478,087	28,112,758
Contract owners’ equity beginning of period	2,389,889	-	223,564,150	122,132,835	82,246,215	25,294,682	35,566,853	7,454,095

Contract owners’ equity end of period	$4,992,354	2,389,889	261,533,387	223,564,150	92,712,517	82,246,215	57,044,940	35,566,853

CHANGES IN UNITS:
Beginning units	222,311	-	13,405,643	9,003,602	7,007,963	2,344,079	2,767,879	741,676
Units purchased	251,203	222,444	6,409,700	6,583,066	6,369,257	7,882,923	2,058,847	2,508,341
Units redeemed	(24,008)	(133)	(2,950,689)	(2,181,025)	(5,486,926)	(3,219,039)	(641,264)	(482,138)

Ending units	449,506	222,311	16,864,654	13,405,643	7,890,294	7,007,963	4,185,462	2,767,879

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPAP		WRPCP		WRPMP		WRPMAP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(30)	-	20,736	30,297	189,825	175,012	319,229	332,469
Realized gain (loss) on investments	(8)	-	17,696	32,472	137,922	72,060	202,093	78,099
Change in unrealized gain (loss) on investments	325	-	(132,541)	170,923	(1,336,423)	3,443,686	(1,934,557)	5,984,011
Reinvested capital gains	210	-	185,753	121,860	2,141,346	876,064	3,495,394	1,781,710

Net increase (decrease) in contract owners’ equity resulting from operations	497	-	91,644	355,552	1,132,670	4,566,822	2,082,159	8,176,289

Equity transactions:
Purchase payments received from contract owners (note 3)	40,747	-	160,967	893,776	1,894,014	8,430,434	4,106,864	12,816,387
Transfers between funds	(84)	-	485,769	(584,632)	(79,870)	186,411	244,666	438,834
Redemptions (note 3)	-	-	(378,926)	(93,821)	(491,430)	(214,496)	(2,207,112)	(1,065,940)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(17,628)	(12,611)	(184,917)	(110,828)	(293,435)	(185,385)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	-	(20)	(7)	(24)	2	(37)	7

Net equity transactions	40,665	-	250,162	202,705	1,137,773	8,291,523	1,850,946	12,003,903

Net change in contract owners’ equity	41,162	-	341,806	558,257	2,270,443	12,858,345	3,933,105	20,180,192
Contract owners’ equity beginning of period	-	-	2,869,630	2,311,373	29,770,493	16,912,148	47,456,503	27,276,311

Contract owners’ equity end of period	$41,162	-	3,211,436	2,869,630	32,040,936	29,770,493	51,389,608	47,456,503

CHANGES IN UNITS:
Beginning units	-	-	216,208	199,019	2,057,057	1,406,121	3,153,289	2,235,029
Units purchased	3,366	-	50,280	78,066	134,184	732,550	296,351	1,018,651
Units redeemed	(8)	-	(31,519)	(60,877)	(58,675)	(81,614)	(172,325)	(100,391)

Ending units	3,358	-	234,969	216,208	2,132,566	2,057,057	3,277,315	3,153,289

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPMCP		SVDF		SVOF		WFVSCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$43,931	63,790	(561)	(595)	(3,941)	(3,241)	(928,095)	(649,528)
Realized gain (loss) on investments	97,232	42,418	4,627	1,901	38,164	13,542	1,529,867	2,139,396
Change in unrealized gain (loss) on investments	(369,643)	677,314	(9,455)	12,241	(7,372)	62,487	(8,101,898)	12,576,461
Reinvested capital gains	482,098	269,849	4,980	1,169	-	-	5,602,650	2,105,421

Net increase (decrease) in contract owners’ equity resulting from operations	253,618	1,053,371	(409)	14,716	26,851	72,788	(1,897,476)	16,171,750

Equity transactions:
Purchase payments received from contract owners (note 3)	505,598	1,702,849	(3,201)	-	2,053	129	11,815,813	11,085,076
Transfers between funds	(217,252)	(394,428)	(2,043)	-	258	(122)	4,156,681	449,489
Redemptions (note 3)	(432,775)	(148,605)	-	-	(1,847)	-	(4,066,556)	(2,352,867)
Annuity benefits	-	-	(3,215)	(4,108)	(25,047)	(22,983)	-	-
Contract maintenance charges (note 2)	(45,827)	(32,369)	26	(4)	(495)	1	(225,573)	(192,933)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(47,801)	(12,452)
Adjustments to maintain reserves	(47)	11	79	107	(1,273)	(1,163)	(879)	(728)

Net equity transactions	(190,303)	1,127,458	(8,354)	(4,005)	(26,351)	(24,138)	11,631,685	8,975,585

Net change in contract owners’ equity	63,315	2,180,829	(8,763)	10,711	500	48,650	9,734,209	25,147,335
Contract owners’ equity beginning of period	7,518,782	5,337,953	48,347	37,636	304,899	256,249	57,488,287	32,340,952

Contract owners’ equity end of period	$7,582,097	7,518,782	39,584	48,347	305,399	304,899	67,222,496	57,488,287

CHANGES IN UNITS:
Beginning units	540,241	449,607	74	74	-	-	2,411,352	2,006,569
Units purchased	36,119	138,162	-	-	-	23	1,307,575	1,159,244
Units redeemed	(49,798)	(47,528)	(74)	-	-	(23)	(796,307)	(754,461)

Ending units	526,562	540,241	-	74	-	-	2,922,620	2,411,352

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WFVSMV		WFVTRB		WFVOG2		OVGS3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(59)	(30)	347	(1)	(680)	(692)	(245,377)	26,703
Realized gain (loss) on investments	534	338	204	226	4,407	4,010	15,576,515	839,428
Change in unrealized gain (loss) on investments	(148)	782	12,130	(20,955)	(11,359)	8,707	(15,474,133)	11,562,325
Reinvested capital gains	-	-	-	9,528	8,453	4,153	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	327	1,090	12,681	(11,202)	821	16,178	(142,995)	12,428,456

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	852,679	2,366,855
Transfers between funds	508	293	-	-	-	-	(55,681,612)	(86,347)
Redemptions (note 3)	(1,180)	(1,157)	-	-	(10,294)	(11,361)	(2,826,690)	(9,046,161)
Annuity benefits	-	-	-	-	-	-	(4,144)	(11,453)
Contract maintenance charges (note 2)	-	-	-	-	(3)	(12)	(6,874)	(18,727)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(2,590)	(19,832)
Adjustments to maintain reserves	(14)	3	(2)	(3)	(23)	7	39,858	(206)

Net equity transactions	(686)	(861)	(2)	(3)	(10,320)	(11,366)	(57,629,373)	(6,815,871)

Net change in contract owners’ equity	(359)	229	12,679	(11,205)	(9,499)	4,812	(57,772,368)	5,612,585
Contract owners’ equity beginning of period	7,637	7,408	296,394	307,599	53,355	48,543	57,772,368	52,159,783

Contract owners’ equity end of period	$7,278	7,637	309,073	296,394	43,856	53,355	-	57,772,368

CHANGES IN UNITS:
Beginning units	684	753	21,348	21,348	2,784	3,493	1,979,986	2,245,911
Units purchased	91	41	-	-	-	-	45,128	219,187
Units redeemed	(144)	(110)	-	-	(549)	(709)	(2,025,114)	(485,112)

Ending units	631	684	21,348	21,348	2,235	2,784	-	1,979,986

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS4		FTVDM3		TIF3		FTVGI3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(434,427)	(240,328)	(88,146)	99,498	(351,871)	563,577	(631,228)	4,066,513
Realized gain (loss) on investments	20,487,298	417,834	1,300,629	1,664,645	28,423,031	6,392,261	5,000,151	579,522
Change in unrealized gain (loss) on investments	(20,382,840)	16,767,000	(1,827,193)	(2,448,177)	(27,292,100)	6,440,659	(3,834,961)	(6,162,439)
Reinvested capital gains	-	-	-	-	-	-	-	1,551,702

Net increase (decrease) in contract owners’ equity resulting from operations	(329,969)	16,944,506	(614,710)	(684,034)	779,060	13,396,497	533,962	35,298

Equity transactions:
Purchase payments received from contract owners (note 3)	6,316,848	15,007,120	69,766	258,905	84,896	527,373	5,235,160	23,379,112
Transfers between funds	(90,195,413)	(2,235,072)	(17,607,611)	(4,152,718)	(68,961,905)	(4,865,003)	(127,678,702)	(3,582,822)
Redemptions (note 3)	(3,680,694)	(9,667,941)	(950,175)	(3,745,160)	(2,791,809)	(8,914,776)	(5,633,042)	(13,920,637)
Annuity benefits	(5,923)	(16,383)	-	-	(957)	(2,534)	(5,400)	(26,648)
Contract maintenance charges (note 2)	(2,176)	(6,702)	(819)	(2,818)	(72,532)	(193,820)	(3,268)	(10,944)
Contingent deferred sales charges (note 2)	(31,099)	(26,681)	(5,398)	(10,340)	(9,713)	(25,253)	(6,254)	(38,610)
Adjustments to maintain reserves	(12,179)	(770)	(155)	(278)	(4,254)	(786)	(24,689)	(1,957)

Net equity transactions	(87,610,636)	3,053,571	(18,494,392)	(7,652,409)	(71,756,274)	(13,474,799)	(128,116,195)	5,797,494

Net change in contract owners’ equity	(87,940,605)	19,998,077	(19,109,102)	(8,336,443)	(70,977,214)	(78,302)	(127,582,233)	5,832,792
Contract owners’ equity beginning of period	87,940,605	67,942,528	19,109,102	27,445,545	70,977,214	71,055,516	127,582,233	121,749,441

Contract owners’ equity end of period	$-	87,940,605	-	19,109,102	-	70,977,214	-	127,582,233

CHANGES IN UNITS:
Beginning units	4,545,894	4,390,476	1,142,861	1,605,393	3,996,862	4,857,387	7,038,230	6,702,502
Units purchased	456,125	1,468,600	55,928	207,201	98,810	492,930	478,243	2,060,453
Units redeemed	(5,002,019)	(1,313,182)	(1,198,789)	(669,733)	(4,095,672)	(1,353,455)	(7,516,473)	(1,724,725)

Ending units	-	4,545,894	-	1,142,861	-	3,996,862	-	7,038,230

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF3		GEM3		GEM6		GIG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,546,155	4,234,895	5,227	(49,868)	(51,015)	(313,805)	396,342	(198,553)
Realized gain (loss) on investments	(951,779)	3,857,490	1,272,494	307,112	2,115,256	1,213,668	7,325,305	1,151,908
Change in unrealized gain (loss) on investments	1,851,623	(3,372,155)	(1,864,675)	(550,033)	(4,053,704)	(1,437,303)	(7,368,866)	2,684,448
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,445,999	4,720,230	(586,954)	(292,789)	(1,989,463)	(537,440)	352,781	3,637,803

Equity transactions:
Purchase payments received from contract owners (note 3)	2,286,386	8,351,250	97,040	473,963	3,367,255	12,304,571	77,060	372,376
Transfers between funds	(88,810,512)	(16,457,087)	(15,382,068)	(2,797,407)	(56,134,641)	(2,748,187)	(23,984,407)	(575,205)
Redemptions (note 3)	(3,570,333)	(9,944,098)	(591,484)	(3,087,204)	(1,426,913)	(5,113,543)	(807,349)	(3,502,036)
Annuity benefits	-	(1,797)	(671)	(7,362)	(736)	(2,357)	(1,566)	(4,709)
Contract maintenance charges (note 2)	(1,803)	(5,492)	(2,489)	(8,769)	(1,793)	(5,154)	(3,224)	(9,660)
Contingent deferred sales charges (note 2)	(5,419)	(18,770)	(879)	(5,453)	(6,907)	(17,636)	(1,026)	(3,498)
Adjustments to maintain reserves	(209)	(677)	(15,941)	2,820	(1,239)	(754)	(20,113)	(6,139)

Net equity transactions	(90,101,890)	(18,076,671)	(15,896,492)	(5,429,412)	(54,204,974)	4,416,940	(24,740,625)	(3,728,871)

Net change in contract owners’ equity	(87,655,891)	(13,356,441)	(16,483,446)	(5,722,201)	(56,194,437)	3,879,500	(24,387,844)	(91,068)
Contract owners’ equity beginning of period	87,655,891	101,012,332	16,483,446	22,205,647	56,194,437	52,314,937	24,387,844	24,478,912

Contract owners’ equity end of period	$-	87,655,891	-	16,483,446	-	56,194,437	-	24,387,844

CHANGES IN UNITS:
Beginning units	5,499,724	6,661,716	656,098	878,960	2,953,153	2,705,132	1,095,402	1,277,738
Units purchased	558,034	2,557,270	10,408	99,272	362,766	1,218,199	14,590	34,433
Units redeemed	(6,057,758)	(3,719,262)	(666,506)	(322,134)	(3,315,919)	(970,178)	(1,109,992)	(216,769)

Ending units	-	5,499,724	-	656,098	-	2,953,153	-	1,095,402

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG3		GVDIV3		GVDIV6		ACVVS1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$242,477	(38,471)	96,994	43,404	1,226,031	477,965	(9)	(47)
Realized gain (loss) on investments	12,361,169	1,651,681	730,786	(45,030)	12,666,771	496,957	75	1,970
Change in unrealized gain (loss) on investments	(12,399,149)	4,480,393	(880,426)	906,213	(14,646,375)	10,330,848	(440)	(1,120)
Reinvested capital gains	-	-	-	-	-	-	296	-

Net increase (decrease) in contract owners’ equity resulting from operations	204,497	6,093,603	(52,646)	904,587	(753,573)	11,305,770	(78)	803

Equity transactions:
Purchase payments received from contract owners (note 3)	133,524	521,622	48,054	205,183	1,287,067	4,594,960	-	(138)
Transfers between funds	(34,085,541)	(820,925)	(4,935,732)	(222,419)	(65,679,945)	(4,469,670)	-	138
Redemptions (note 3)	(1,133,441)	(4,479,631)	(214,211)	(795,867)	(1,648,384)	(4,253,607)	-	-
Annuity benefits	(2,558)	(7,120)	-	-	-	(1,218)	-	(3,481)
Contract maintenance charges (note 2)	(4,958)	(14,741)	(617)	(1,868)	(127,815)	(415,596)	-	-
Contingent deferred sales charges (note 2)	(413)	(2,030)	(236)	(1,150)	(8,552)	(24,676)	-	-
Adjustments to maintain reserves	(4,002)	(199)	(19)	(94)	(14,613)	(852)	(2,607)	1,293

Net equity transactions	(35,097,389)	(4,803,024)	(5,102,761)	(816,215)	(66,192,242)	(4,570,659)	(2,607)	(2,188)

Net change in contract owners’ equity	(34,892,892)	1,290,579	(5,155,407)	88,372	(66,945,815)	6,735,111	(2,685)	(1,385)
Contract owners’ equity beginning of period	34,892,892	33,602,313	5,155,407	5,067,035	66,945,815	60,210,704	2,685	4,070

Contract owners’ equity end of period	$-	34,892,892	-	5,155,407	-	66,945,815	-	2,685

CHANGES IN UNITS:
Beginning units	3,088,532	3,566,046	284,346	334,802	5,533,991	5,926,599	-	-
Units purchased	20,892	72,266	6,864	30,053	242,823	1,010,250	-	28
Units redeemed	(3,109,424)	(549,780)	(291,210)	(80,509)	(5,776,814)	(1,402,858)	-	(28)

Ending units	-	3,088,532	-	284,346	-	5,533,991	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners may invest in the following:

ALGER AMERICAN FUNDS

  Mid Cap Growth Portfolio - Class S Shares (ALMCS)

ALLIANCE BERNSTEIN FUNDS

  VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

  VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

AMERICAN CENTURY INVESTORS, INC.

  VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

  Growth Fund - Class 1 (AFGF)

  High-Income Bond Fund - Class 1 (AFHY)

  Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

  U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

STERLING CAPITAL FUNDS

  Variable Insurance Funds - Equity Income VIF (BBGI)*

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

  Money Market Portfolio(TM) (CHSMM)

DELAWARE GROUP

  VIP Value Series: Service Class (DWVVLS)

  VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  Stock Index Fund, Inc. - Service Shares (DSIFS)

  Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

  Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

  VIP Real Estate Portfolio: Service Class 2 (FRESS2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

  VA International Equity Fund (HVIE)

  VA Situs Fund (HVSIT)

INVESCO INVESTMENTS

  V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

  Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

  Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

  Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

  Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

  Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

  Balanced Portfolio: Service Shares (JABS)

  Enterprise Portfolio: Service Shares (JAMGS)

  Forty Portfolio: Service Shares (JACAS)

  Global Technology Portfolio: Service Shares (JAGTS)

  Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

  Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Investors Growth Stock Series - Service Class (MIGSC)

  New Discovery Series - Service Class (MNDSC)

  Utilities Series - Service Class (MVUSC)

  Value Series - Service Class (MVFSC)

  Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class I (MSVFI)

  Core Plus Fixed Income Portfolio - Class II (MSVF2)

  Emerging Markets Debt Portfolio - Class I (MSEM)

  Emerging Markets Debt Portfolio - Class II (MSEMB)

  Global Real Estate Portfolio - Class II (VKVGR2)

  U.S. Real Estate Portfolio - Class I (MSVRE)*

  U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

  American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

  American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  American Funds NVIT Bond Fund - Class II (GVABD2)

  American Funds NVIT Global Growth Fund - Class II (GVAGG2)

  American Funds NVIT Growth Fund - Class II (GVAGR2)

  American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT Emerging Markets Fund - Class II (GEM2)

  NVIT International Equity Fund - Class I (GIG)

  Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

  Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

  Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Bond Fund - Class I (NVCBD1)

  NVIT Core Bond Fund - Class II (NVCBD2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class I (TRF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  NVIT Nationwide Fund - Class II (TRF2)

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund - Class I (CAF)

  American Century NVIT Growth Fund -Class II (CAF2)

  NVIT International Index Fund - Class II (GVIX2)

  NVIT International Index Fund - Class VIII (GVIX8)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

  NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

  NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

  NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Manager Small Company Fund - Class II (SCF2)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Large Cap Growth Fund - Class II (NVOLG2)

  Templeton NVIT International Value Fund - Class III (NVTIV3)

  Invesco NVIT Comstock Value Fund - Class I (EIF)

  Invesco NVIT Comstock Value Fund - Class II (EIF2)

  NVIT Real Estate Fund - Class I (NVRE1)

  NVIT Real Estate Fund - Class II (NVRE2)

  Loring Ward NVIT Moderate Fund - Class II (NVLM2)

  Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

  NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

  NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

  NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

  NVIT Investor Destinations Managed Growth & Income Fund: Class II  (IDPGI2)

  NVIT Small Cap Index Fund Class II (NVSIX2)

  NVIT S&P 500 Index Fund Class II (GVEX2)

NORTHERN LIGHTS

  TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

  TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

  TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PIMCO FUNDS

  Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

  Real Return Portfolio - Advisor Class (PMVRA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

  VPS Growth and Income Portfolio - Class B (ALVGIB)

  VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

  VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Balanced Fund - Class I (ACVB)

  VP Capital Appreciation Fund - Class I (ACVCA)*

  VP Income & Growth Fund - Class I (ACVIG)

  VP Income & Growth Fund - Class II (ACVIG2)

  VP Inflation Protection Fund - Class II (ACVIP2)

  VP International Fund - Class I (ACVI)*

  VP International Fund - Class II (ACVI2)*

  VP International Fund - Class III (ACVI3)*

  VP International Fund - Class IV (ACVI4)*

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Mid Cap Value Fund - Class II (ACVMV2)

  VP Ultra(R) Fund - Class I (ACVU1)*

  VP Ultra(R) Fund - Class II (ACVU2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Mid Cap Stock Portfolio- Service Shares (DVMCSS)

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

  Appreciation Portfolio - Service Shares (DCAPS)

  Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

  Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Managed Tail Risk Fund II: Service Shares (FCA2S)

  Quality Bond Fund II - Primary Shares (FQB)

  Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  Equity-Income Portfolio - Initial Class (FEIP)

  VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

  High Income Portfolio - Initial Class (FHIP)

  VIP Asset Manager Portfolio - Initial Class (FAMP)

  VIP Energy Portfolio - Service Class 2 (FNRS2)

  VIP Equity-Income Portfolio - Service Class 2 (FEI2)

  VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

  VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

  VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

  VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

  VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

  VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

  VIP Growth Portfolio - Initial Class (FGP)

  VIP Growth Portfolio - Service Class 2 (FG2)

  VIP High Income Portfolio - Initial Class R (FHIPR)

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Mid Cap Portfolio - Service Class 2 (FMC2)

  VIP Overseas Portfolio - Initial Class (FOP)

  VIP Overseas Portfolio - Initial Class R (FOPR)

  VIP Overseas Portfolio - Service Class 2 (FO2)

  VIP Overseas Portfolio - Service Class 2 R (FO2R)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Rising Dividends Securities Fund - Class 2 (FTVRD2)

  Small Cap Value Securities Fund - Class 2 (FTVSV2)

  Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

  Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

  Templeton Foreign Securities Fund - Class 2 (TIF2)

  Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

  Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)

  Franklin High Income Securities Fund: Class 2 (FTVHI2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

  Structured Small Cap Equity Fund: Service Shares (GVSSCS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Short Duration Bond Portfolio - I Class Shares (AMTB)

  Growth Portfolio - I Class Shares (AMTG)*

  Guardian Portfolio - I Class Shares (AMGP)*

  International Portfolio - S Class Shares (AMINS)

  Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  International Growth Fund/VA- Service Shares (OVIGS)

  Capital Income Fund/VA - Non-Service Shares (OVMS)

  Core Bond Fund/VA - Non-Service Shares (OVB)

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  Global Securities Fund/VA - Service Class (OVGSS)

  International Growth Fund/VA - Non-Service Shares (OVIG)

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Main Street Fund(R)/VA - Service Class (OVGIS)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

  Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

  Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

  Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Total Return Portfolio - Advisor Class (PMVTRD)

  CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

  Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

  Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  VT Growth & Income Fund: Class IB (PVGIB)

  VT International Equity Fund: Class IB (PVTIGB)

  VT Voyager Fund: Class IB (PVTVB)

  PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

  VI American Franchise Fund - Series II Shares (ACEG2)

  Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

  Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

  Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

  Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

  Health Sciences Portfolio - II (TRHS2)

  Limited-Term Bond Portfolio - II (TRLT2)*

  VAN ECK ASSOCIATES CORPORATION

  VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

  VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class  (VWBF)

  VIP Trust Emerging Markets Fund - Initial Class (VWEM)

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

  Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility  (WRPMAV)

  Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility  (WRPMCV)

  Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

  Variable Insurance Portfolios - Asset Strategy (WRASP)

  Variable Insurance Portfolios - High Income (WRHIP)

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

  Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

  Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

  Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

  Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

  Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

  Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

  Advantage VT Discovery Fund (SVDF)*

  Advantage VT Opportunity Fund - Class 2 (SVOF)*

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

  Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)

  Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)

  Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*At December 31, 2014, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments made within eight years of the withdrawal date or the amount redeemed. For Destination All American Gold 2.0, Destination All American Gold NY 2.0, Destination B 2.0, Destination B NY 2.0, Destination Navigator 2.0, Destination Navigator NY 2.0, America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Destination EV 2.0, Destination EV NY 2.0, Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Destination L 2.0, Destination L NY 2.0, Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following few pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%
Combination Enhanced	-	-	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-
7% Nationwide Lifetime Income Rider	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect	Destination Architect 2.0
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%	0.40%
CDSC Options:
Four Year CDSC	0.30%(3)	0.50%(3)			0.20%(3)	-	-
No CDSC	0.35%(7)	0.55%(7)			0.25%(7)	-	-
Reduced CDSC Option (“Liquidity Option”) Charge			0.5%(54)	0.5%(54)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-	0.20%(47)
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-	-
Combination Enhanced II	-	-	-	-	0.45%	-	-
Combination Enhanced	-	0.40%(10)	0.65%(59)	-	0.30%	-	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-	-
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	-	-	0.50%	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	1.00%		1.50%(49)(51)(53)(60)	-	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	1.00%	1.50%(49)(51)(53)(60)	-	1.00%(1)	-	-
10% Nationwide Lifetime Income Rider	1.20%(20)	1.20%	-	-	1.20%(20)	-	-
Nationwide Lifetime Income Capture Charge			1.5%(62)	1.5%(62)
Nationwide Lifetime Income Track Charge			1.5%(61)	1.5%(61)			1.5%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	0.15%(19)	-	-	0.15%	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	0.30%(32)	0.40%(50)(51)(53)	-	0.15%	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%	-
Joint Option for the Nationwide Lifetime Income Capture Charge			0.40%(63)	0.4%(63)
Joint Option for the Nationwide Lifetime Income Track Charge	-	-	0.40%(64)	0.4%(64)	-		0.4%(2)
Spousal Continuation Option Fee						0.10%
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	4.55%(52)	3.75%(52)	4.50%(22)	1.10%	2.50%

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring ..	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%(65)	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%(66)	0.20%(68)	0.35%	0.35%	-	0.20%(68)	0.20%
Combination Enhanced III		0.65%(70)(71)		0.65%(70)
Combination Enhanced II	0.45%(25)	0.65%(69)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)(67)	0.30%(10)(42)	0.65%	0.65%(72)	-	0.30%(10)(73)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Nationwide Lifetime Income Rider (New York)			1.00%		1.50%(49)(51)(53)(60)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	1.00%	1.50%(49)(51)(53)(60)	-	1.00%(1)	1.00%(1)
10% Nationwide Lifetime Income Rider	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Nationwide Lifetime Income Capture Option				1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option				1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)			0.15%(42)
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	0.30%(32)	0.40%(50)(51)(53)	-	0.15%	0.15%
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Joint Option for the Nationwide Lifetime income Capture Option				0.4%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option				0.4%(64)	0.40%(64)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.30%	4.05%(28)	4.65%(52)	3.85%(52)	4.15%(23)	3.90%(27)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destinnation EV	Destinnation EV 2.0	Destinnation EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%(47)	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%(9)	-
Combination Enhanced III		0.65%(70)(71)			0.65%(70)(71)
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	0.45%	0.65%(72)	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)(42)	-	-	-	-	-
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Nationwide Lifetime Income Rider (New York)	1.00%		1.50%(49)(51)(53)(60)	1.00%		1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%	1.50%(49)(51)(53)(60)	-	-	1.50%(49)(51)(53)	-
10% Nationwide Lifetime Income Rider (New York)	1..20%	-	-	-	-	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	1.20%	-	-
Nationwide Lifetime Income Capture Option		1.50%(62)	1.50%(62)		1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option		1.5%(61)	1.50%(61)		1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%(42)	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(42)	-	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.30%(36)		0.40%(50)(51)(53)	0.30%(36)		0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(36)	0.40%(50)(51)(53)	-	-	0.40%(50)(51)(53)(60)	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)	0.40%(63)		0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)	0.40%(64)		0.40%(64)	0.40%(64)
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.20%(52)	3.40%(52)	4.15%(23)	4.75%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator-NY	Destination Navigator-NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced III		0.65%(70)(71)
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	1.00%(40)	1.00%(51)(53)(55)
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(40)	1.00%(51)(53)(55)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	-	1.00%	1.50%(51)(53)(49)
7% Nationwide Lifetime Income Rider (Non-New York)	-	1.50%(49)(51)(53)	-	-
10% Nationwide Lifetime Income Rider (New York)	-	-	1.20%	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	-
Nationwide Liftetime Income Capture Option		1.50%(62)		1.50%(62)
Nationwide Lifetime Income Track Option		1.50%(61)		1.50%(61)

Joint Option for the Nationwide Lifetime Income Rider Option

5% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.15%(45)	0.15%(51)(53)(57)
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(41)	0.15%(51)(53)(56)	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(36)	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	0.40%(50)(51)(53)(60)	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(33)	-		-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)		0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)		0.40%(64)
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.70%(52)	3.30%(43)	3.90%(52)

(1) Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider is equal to 0.15% of the Current Income Benefit Base.

(3) Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.

(19) No longer available for purchase

(20) Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(33) The 10% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 5% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(42) No longer available.

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.

(50) The 7% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.

(56) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.

(57) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(60) For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.

(61) Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.

(62) Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.

(63) The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.

(64) The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifteime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base

(65) Available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option

(66) Available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option

(67) Available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option

(68) Only available until state approval is received for the One-Month Enhanced Death Benefit II Option

(69) The Combination Enhanced Death Benefit II Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is alter), the charge associated with teh Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(70) The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(71) Available beginning January 12, 2015, or the date of state approval (whichever is later).

(72) The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.

(73) Available until state approval is received for the Combination Enhanced Death Benefit II Option.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2

0.40%	$559,091	$-	$155	$-	$333	$-	$-	$503
0.60%	80,108	-	92	-	91	-	-	-
0.65%	274,968	-	-	-	-	-	-	-
0.75%	810,591	-	-	-	-	-	-	-
0.80%	208,186	-	-	-	-	-	-	-
0.85%	1,073,553	-	-	-	-	-	-	-
0.95%	308,954	1,566	-	-	-	-	-	-
1.05%	293,224	3,895	-	-	-	-	-	-
1.10%	11,837,941	-	-	113	-	-	-	-
1.15%	59,258,619	-	-	1,561	-	-	-	221,584
1.20%	363,991	-	-	-	-	-	-	-
1.25%	4,961,594	-	-	20	-	-	-	-
1.30%	163,935,790	-	-	11,126	-	162,756	15,079	3,640,475
1.35%	14,829,869	-	-	1,598	-	-	-	83,244
1.40%	16,643,146	-	-	300	-	-	-	-
1.45%	5,745,622	-	-	-	-	-	-	-
1.50%	40,482,573	-	-	23,875	-	-	-	977,359
1.55%	40,135,408	-	-	1,226	-	-	-	-
1.60%	10,865,773	-	-	19,705	-	-	-	208,630
1.65%	11,220,525	-	-	1,320	-	-	-	103,662
1.70%	2,919,537	-	-	-	-	-	-	467
1.75%	139,303,743	-	-	54,858	-	-	-	2,781,631
1.80%	9,670,708	-	-	11,699	-	-	-	91,394
1.85%	21,193,221	-	-	4,452	-	-	-	657,537
1.90%	3,441,361	-	-	-	-	-	-	-
1.95%	29,291,085	-	-	19,127	-	-	-	585,586
2.00%	10,757,923	-	-	4,456	-	-	-	30,121
2.05%	6,288,033	-	-	8,160	-	-	-	156,495
2.10%	7,505,428	-	-	5,554	-	-	-	74,000
2.15%	5,912,692	-	-	192	-	-	-	1,067
2.20%	12,785,402	-	-	20,486	-	-	-	424,479
2.25%	1,828,525	-	-	4,283	-	-	-	24,266
2.30%	6,594,626	-	-	7,759	-	-	-	86,717
2.35%	4,776,117	-	-	-	-	-	-	-
2.40%	2,804,231	-	-	10,429	-	-	-	113,389
2.45%	1,297,749	-	-	574	-	-	-	5,398
2.50%	4,135,628	-	-	615	-	-	-	62,748
2.55%	1,358,380	-	-	3,321	-	-	-	768
2.60%	356,533	-	-	273	-	-	-	-
2.65%	556,247	-	-	180	-	-	-	-
2.70%	420,365	-	-	-	-	-	-	-
2.75%	261,378	-	-	-	-	-	-	4,167
2.80%	214,008	-	-	-	-	-	-	-
2.85%	143,246	-	-	-	-	-	-	-
2.90%	59,434	-	-	-	-	-	-	-
2.95%	60,240	-	-	-	-	-	-	-
3.00%	80,518	-	-	-	-	-	-	-
3.05%	28,437	-	-	-	-	-	-	-
3.10%	5,904	-	-	-	-	-	-	-
3.40%	1,764	-	-	-	-	-	-	-

Totals	$657,941,989	$5,461	$247	$217,262	$424	$162,756	$15,079	$10,335,687

	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG

0.40%	$-	$842	$-	$1,031	$161	$-	$562	$-
0.60%	-	548	-	888	893	-	-	-
0.65%	-	9	-	-	-	-	1,384	-
0.75%	-	4,545	12,873	-	-	-	10,529	-
0.80%	-	484	-	-	-	11,660	-	2,779
0.85%	-	927	19,423	-	-	-	27,336	-
0.95%	-	862	24,670	-	-	-	21,212	-
1.05%	-	2,338	27,432	-	-	-	20,086	-
1.10%	-	25,321	-	-	14	-	41,283	-
1.15%	-	119,977	-	-	7,663	-	335,725	-
1.20%	-	679	-	-	-	-	9,671	-
1.25%	-	38,818	-	-	780	-	33,472	-
1.30%	12,066	434,316	-	-	32,746	2,177,813	272,976	470,346
1.35%	-	123,933	3,204	-	8,513	-	81,543	-
1.40%	-	57,758	-	-	1,148	1,015,517	20,339	122,963
1.45%	-	36,882	18	-	605	-	96,829	-
1.50%	-	779,440	-	-	23,435	-	241,151	-
1.55%	-	217,741	48	-	4,294	-	228,957	-
1.60%	-	400,335	-	-	15,341	-	85,534	-
1.65%	-	95,678	-	-	3,322	-	63,548	-
1.70%	-	13,294	-	-	-	-	16,723	-
1.75%	-	1,098,962	-	-	30,615	-	429,671	-
1.80%	-	161,148	-	-	1,860	-	73,227	-
1.85%	-	86,588	-	-	10,374	-	108,161	-
1.90%	-	13,127	-	-	274	-	11,572	-
1.95%	-	478,832	-	-	28,374	-	78,696	-
2.00%	-	56,620	-	-	2,601	-	64,091	-
2.05%	-	64,772	-	-	9,692	-	22,554	-
2.10%	-	103,813	-	-	3,743	-	32,833	-
2.15%	-	41,921	-	-	1,935	-	8,131	-
2.20%	-	235,963	-	-	17,579	-	49,455	-
2.25%	-	13,948	-	-	28	-	6,744	-
2.30%	-	79,659	-	-	9,179	-	30,332	-
2.35%	-	3,273	-	-	44	-	8,296	-
2.40%	-	59,747	-	-	4,174	-	3,517	-
2.45%	-	6,379	-	-	335	-	2,720	-
2.50%	-	5,545	-	-	2,001	-	2,929	-
2.55%	-	8,750	-	-	1,394	-	6,134	-
2.60%	-	3,515	-	-	-	-	-	-
2.65%	-	5,701	-	-	1,518	-	656	-
2.70%	-	-	-	-	-	-	894	-
2.75%	-	894	-	-	17	-	-	-
2.80%	-	-	-	-	-	-	139	-
2.85%	-	329	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$12,066	$4,884,213	$87,668	$1,919	$224,652	$3,204,990	$2,549,612	$596,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1

0.40%	$1,179	$478	$95	$89	$198	$102	$-	$333
0.60%	374	1,619	1	335	91	-	-	277
0.65%	-	-	-	120	644	40	-	-
0.75%	-	-	-	1,555	617	239	1,256	-
0.80%	-	-	-	-	-	-	455	-
0.85%	-	-	-	2,983	1,538	37	1,762	-
0.95%	-	-	-	-	-	-	890	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	191	4,112	71	4,116	-
1.15%	2,028	-	1,067	11,725	31,306	3,191	34,201	-
1.20%	-	-	-	-	-	-	562	-
1.25%	115	-	-	26	963	63	8,539	-
1.30%	13,096	-	7,047	76,671	153,478	23,440	47,346	-
1.35%	12,979	-	226	5,632	9,876	2,210	13,141	-
1.40%	168	-	200	641	930	186	4,614	-
1.45%	1,692	-	40	1,993	722	98	6,060	-
1.50%	11,103	-	19,297	27,045	53,410	21,767	16,120	-
1.55%	6,615	-	1,043	1,556	15,710	1,667	40,234	-
1.60%	10,922	-	9,878	8,716	17,478	9,984	4,096	-
1.65%	46,124	-	435	4,123	10,841	2,897	5,386	-
1.70%	39	-	3	774	128	33	4,357	-
1.75%	13,280	-	23,732	39,721	82,888	39,494	59,581	-
1.80%	4,464	-	614	1,922	8,647	2,930	7,135	-
1.85%	795	-	6,048	7,985	42,250	9,410	8,374	-
1.90%	157	-	-	49	7,690	-	2,172	-
1.95%	7,088	-	9,029	13,614	34,056	15,028	18,649	-
2.00%	3,560	-	1,268	1,196	11,633	2,066	5,486	-
2.05%	1,948	-	4,086	3,626	14,406	3,382	2,888	-
2.10%	2,075	-	2,011	2,092	6,404	7,257	21,123	-
2.15%	-	-	148	-	1,794	2,821	5,799	-
2.20%	652	-	5,967	13,343	8,963	4,885	4,835	-
2.25%	951	-	679	33	115	298	1,221	-
2.30%	192	-	406	3,201	12,394	11,396	6,776	-
2.35%	-	-	-	210	3,320	470	5,314	-
2.40%	5,175	-	319	1,530	3,145	1,298	75	-
2.45%	360	-	124	-	2,619	988	1,806	-
2.50%	288	-	50	668	778	374	2,442	-
2.55%	-	-	-	1,724	8,469	3,180	1,560	-
2.60%	-	-	-	-	85	-	182	-
2.65%	-	-	-	1,190	1,154	50	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	126	-	-	-	-	17	648	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	170	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$147,545	$2,097	$93,983	$236,279	$552,852	$171,369	$349,201	$610

	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC

0.40%	$-	$-	$149	$1,676	$487	$-	$830	$-
0.60%	-	-	181	699	367	-	369	-
0.65%	-	-	-	966	-	-	-	-
0.75%	-	-	-	2,977	268	1,468	-	-
0.80%	638	-	-	3,033	536	2,244	-	-
0.85%	-	-	-	7,674	2,309	3,617	-	-
0.95%	-	13,972	-	11,184	266	12,373	-	545
1.05%	-	24,345	-	11,400	413	8,957	-	-
1.10%	-	652	-	23,414	1,420	5,137	20	242
1.15%	-	17,017	-	224,444	21,775	105,764	2,068	18,025
1.20%	-	70	-	268	-	-	-	409
1.25%	-	9,543	-	16,601	1,537	16,168	161	11,496
1.30%	155,761	198	-	469,840	130,138	290,490	7,692	474
1.35%	-	255	-	75,191	12,056	35,718	1,643	2,798
1.40%	53,948	1,508	-	55,775	24,462	62,794	668	1,730
1.45%	-	4,209	-	21,998	5,588	14,974	1,087	3,538
1.50%	-	11,584	-	137,740	53,877	51,818	4,070	10,812
1.55%	-	27,520	-	174,974	14,572	111,417	1,226	20,758
1.60%	-	2,943	-	65,234	36,722	35,736	3,267	2,593
1.65%	-	-	-	38,533	18,246	19,482	666	882
1.70%	-	5,109	-	14,499	619	9,044	29	4,161
1.75%	-	19,760	-	449,795	46,821	102,614	5,537	13,856
1.80%	-	2,456	-	30,021	12,094	25,292	1,066	3,732
1.85%	-	2,133	-	65,834	12,356	14,473	1,396	6,149
1.90%	-	1,208	-	7,403	550	4,722	609	2,767
1.95%	-	257	-	94,544	21,284	28,992	10,189	1,444
2.00%	-	-	-	59,982	2,357	23,819	368	-
2.05%	-	2,636	-	12,528	4,429	19,271	1,119	5,042
2.10%	-	1,121	-	42,265	9,976	7,640	192	1,055
2.15%	-	2,931	-	24,445	2,199	6,054	179	1,072
2.20%	-	1,443	-	48,229	19,794	18,146	5,540	1,133
2.25%	-	-	-	6,065	1,497	1,600	192	-
2.30%	-	-	-	28,804	3,234	4,298	3,289	259
2.35%	-	-	-	15,670	-	765	-	360
2.40%	-	-	-	6,360	2,247	3,990	7,692	-
2.45%	-	-	-	7,106	782	1,765	274	240
2.50%	-	-	-	9,994	120	381	127	20
2.55%	-	-	-	3,714	5,096	1,601	5,429	38
2.60%	-	-	-	915	77	140	-	-
2.65%	-	-	-	2,539	1,324	3,492	20	-
2.70%	-	-	-	1,245	-	-	-	-
2.75%	-	-	-	159	153	93	2,684	-
2.80%	-	-	-	146	-	5,604	560	-
2.85%	-	-	-	-	-	-	6,908	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$210,347	$152,870	$330	$2,275,883	$472,048	$1,061,953	$77,166	$115,630

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB

0.40%	$543	$108	$3,842	$3,779	$-	$-	$-	$197
0.60%	-	184	32	239	-	-	-	47
0.65%	-	-	2,026	1,159	-	-	-	-
0.75%	346	-	11,348	6,660	-	-	-	-
0.80%	-	-	872	-	34	-	19	-
0.85%	622	-	18,439	6,997	-	-	-	-
0.95%	-	-	2,323	2,473	-	4,315	-	-
1.05%	-	-	1,538	1,401	-	1,421	-	-
1.10%	163	-	78,618	5,625	-	4,514	-	154
1.15%	15,207	-	639,074	152,444	-	34,246	-	1,382
1.20%	-	-	6,135	-	-	66	-	-
1.25%	782	-	51,858	9,505	-	5,190	-	1,519
1.30%	51,642	-	677,459	539,910	15,652	-	21,493	-
1.35%	9,697	-	172,167	54,457	-	7,829	-	-
1.40%	5,984	-	107,504	29,424	5,182	2,189	11,350	638
1.45%	2,522	-	75,301	26,993	-	10,838	-	587
1.50%	37,572	-	280,789	212,664	-	12,890	-	3,668
1.55%	12,395	-	577,665	93,056	-	40,512	-	1,508
1.60%	19,313	-	123,570	107,313	-	3,166	-	-
1.65%	4,474	-	146,211	43,963	-	6,539	-	-
1.70%	1,287	-	59,639	2,484	-	12,728	-	434
1.75%	72,558	-	1,467,402	497,404	-	54,334	-	621
1.80%	8,909	-	140,322	28,889	-	5,319	-	115
1.85%	8,992	-	151,623	119,649	-	3,131	-	57
1.90%	244	-	38,011	12,465	-	1,886	-	-
1.95%	30,134	-	254,489	116,581	-	6,248	-	-
2.00%	6,130	-	175,624	48,955	-	7,784	-	-
2.05%	10,332	-	51,530	49,070	-	1,827	-	82
2.10%	12,291	-	87,467	27,567	-	2,293	-	-
2.15%	4,250	-	116,700	11,207	-	1,937	-	-
2.20%	11,029	-	103,714	84,249	-	2,155	-	-
2.25%	168	-	22,868	2,994	-	795	-	-
2.30%	7,189	-	56,571	55,139	-	1,820	-	-
2.35%	1,139	-	89,286	6,068	-	2,991	-	-
2.40%	6,346	-	49,486	18,936	-	428	-	-
2.45%	720	-	16,574	8,658	-	146	-	-
2.50%	521	-	10,700	3,649	-	2,304	-	-
2.55%	3,974	-	22,016	31,971	-	72	-	-
2.60%	-	-	12,471	2,117	-	-	-	-
2.65%	1,200	-	4,484	5,715	-	-	-	-
2.70%	-	-	4,725	-	-	-	-	-
2.75%	-	-	1,403	5,315	-	-	-	-
2.80%	-	-	799	2,154	-	-	-	-
2.85%	-	-	231	-	-	-	-	-
2.90%	-	-	927	-	-	-	-	-
2.95%	-	-	619	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	126	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$348,675	$292	$5,916,578	$2,439,298	$20,868	$241,913	$32,862	$11,009

	VKVGR2	MSVRE	MSVREB	NAMAA2	NAMGI2	NVAMV1	NVAMV2	GVAAA2

0.40%	$90	$-	$-	$8	$-	$-	$849	$18,908
0.60%	200	-	-	197	-	-	201	1,745
0.65%	-	-	-	-	-	-	1,359	22,561
0.75%	-	-	-	-	-	-	2,875	44,797
0.80%	-	-	-	-	-	1,850	-	1,114
0.85%	-	-	-	-	-	-	3,794	41,815
0.95%	-	-	-	-	-	-	4,653	727
1.05%	-	-	-	-	-	-	5,518	2,168
1.10%	-	-	-	-	-	-	42,638	2,014,820
1.15%	-	-	25	4,054	396	-	375,980	7,715,498
1.20%	-	-	-	-	-	-	571	13,000
1.25%	-	-	-	15	-	-	50,482	591,754
1.30%	-	108	-	246,557	30,669	549,899	221,080	18,463,809
1.35%	-	-	1	41	-	-	136,595	1,770,562
1.40%	-	325	-	-	-	189,457	23,808	338,973
1.45%	-	-	-	-	-	-	64,998	594,250
1.50%	-	-	28	69,111	6,314	-	128,053	4,942,950
1.55%	-	-	-	27	-	-	343,426	4,730,212
1.60%	-	-	-	12,440	191	-	44,999	666,756
1.65%	-	-	-	4,744	2,503	-	63,858	1,416,594
1.70%	-	-	-	-	-	-	37,453	300,409
1.75%	369	-	-	102,166	9,097	-	526,128	18,415,101
1.80%	-	-	-	2,303	85	-	50,808	892,560
1.85%	-	-	-	32,664	3,497	-	89,573	2,748,599
1.90%	-	-	-	-	-	-	25,836	249,289
1.95%	1,283	-	-	71,884	7,408	-	84,466	3,708,455
2.00%	-	-	-	322	241	-	34,541	1,368,976
2.05%	-	-	-	1,752	874	-	21,224	679,877
2.10%	522	-	-	5,215	1,349	-	36,570	893,141
2.15%	-	-	-	-	-	-	27,485	324,176
2.20%	54	-	-	2,204	-	-	47,836	1,577,594
2.25%	-	-	-	-	95	-	6,035	137,946
2.30%	-	-	-	2,110	503	-	41,822	683,432
2.35%	-	-	-	-	-	-	21,972	324,766
2.40%	-	-	-	19,740	5,275	-	8,574	231,252
2.45%	-	-	-	899	-	-	8,301	170,489
2.50%	-	-	-	2,905	261	-	12,780	503,368
2.55%	243	-	-	-	-	-	18,536	168,329
2.60%	-	-	-	-	-	-	1,835	32,121
2.65%	-	-	-	-	-	-	2,307	65,092
2.70%	-	-	-	-	-	-	1,279	24,073
2.75%	-	-	-	41	274	-	3,640	17,093
2.80%	-	-	-	-	-	-	2,655	37,828
2.85%	-	-	-	27	-	-	86	17,809
2.90%	-	-	-	-	-	-	-	6,092
2.95%	-	-	-	-	-	-	80	706
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	861
3.40%	-	-	-	-	-	-	-	-

	$2,761	$433	$54	$581,426	$69,032	$741,206	$2,627,559	$76,972,447

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG

0.40%	$1,147	$3,102	$2,489	$2,339	$67	$302	$-	$266
0.60%	896	1,410	2,970	4,247	44	90	-	294
0.65%	5,303	787	376	6,307	-	-	-	-
0.75%	9,781	3,212	2,638	13,591	285	-	761	-
0.80%	465	1,148	2,148	445	1,582	728	-	770
0.85%	7,259	5,528	9,463	10,417	1,555	-	1,556	-
0.95%	4,967	1,523	2,177	2,544	3,634	-	765	-
1.05%	1,635	1,411	3,005	534	1,059	-	796	-
1.10%	444,106	33,479	68,054	439,931	2,903	-	1,943	-
1.15%	2,415,305	266,046	433,185	2,528,910	100,721	-	70,788	-
1.20%	6,529	999	1,416	6,049	730	-	625	-
1.25%	111,846	29,832	38,633	114,215	17,977	-	8,910	-
1.30%	6,986,742	593,455	812,601	7,485,911	99,107	105,990	34,233	139,782
1.35%	510,754	110,870	156,718	566,991	27,109	-	21,808	-
1.40%	61,026	37,192	66,886	47,280	28,440	21,910	3,308	79,931
1.45%	211,282	33,220	60,961	206,632	24,060	-	15,257	-
1.50%	1,555,945	276,162	491,451	1,904,582	85,226	-	72,597	-
1.55%	1,473,406	221,532	395,385	1,553,990	97,993	-	57,108	-
1.60%	90,255	165,665	264,848	307,625	55,009	-	58,623	-
1.65%	419,548	58,021	104,029	468,835	20,091	-	19,390	-
1.70%	104,565	16,801	36,535	97,815	7,732	-	3,563	-
1.75%	5,474,783	666,326	1,063,744	6,046,669	107,017	-	96,471	-
1.80%	287,961	71,055	122,193	324,817	42,127	-	18,751	-
1.85%	1,261,494	90,647	147,189	1,389,034	51,175	-	17,464	-
1.90%	147,793	13,552	26,268	152,280	2,831	-	1,810	-
1.95%	1,006,542	203,698	371,474	1,226,672	26,702	-	44,911	-
2.00%	379,874	48,701	104,498	436,084	12,120	-	8,751	-
2.05%	365,742	30,569	86,412	414,139	9,014	-	27,716	-
2.10%	256,704	54,766	61,428	301,064	6,522	-	30,461	-
2.15%	181,073	18,779	31,479	197,488	3,275	-	4,364	-
2.20%	397,119	74,121	129,186	498,188	31,566	-	45,063	-
2.25%	69,883	6,964	11,954	78,309	1,344	-	2,150	-
2.30%	327,528	35,292	49,203	381,271	14,013	-	9,516	-
2.35%	273,707	9,563	24,418	284,140	836	-	1,110	-
2.40%	106,132	17,149	29,635	139,286	1,191	-	4,557	-
2.45%	59,817	4,929	10,048	75,500	1,451	-	2,572	-
2.50%	354,865	11,973	17,725	378,018	287	-	1,674	-
2.55%	32,566	7,158	10,874	41,747	1,278	-	6,045	-
2.60%	28,430	885	2,342	31,155	-	-	2,251	-
2.65%	53,597	1,807	11,829	59,472	344	-	5,751	-
2.70%	22,099	254	1,654	20,879	-	-	-	-
2.75%	9,548	357	974	9,434	28	-	74	-
2.80%	6,740	541	1,207	17,644	-	-	5,395	-
2.85%	16,283	195	171	17,332	-	-	-	-
2.90%	4,750	-	-	5,036	-	-	-	-
2.95%	699	40	29	738	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	851	-	-	901	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$25,549,342	$3,230,716	$5,271,902	$28,296,487	$888,445	$129,020	$708,888	$221,043

	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2

0.40%	$151	$-	$260	$-	$623	$-	$1,405	$11,584
0.60%	-	-	-	-	263	-	-	1,248
0.65%	30	-	37	-	1,765	-	8,084	35,014
0.75%	554	-	989	-	6,143	814	23,355	36,108
0.80%	-	3,836	-	221	-	295	35	17
0.85%	2,051	-	902	-	9,805	880	55,826	100,093
0.95%	517	-	108	-	-	-	-	-
1.05%	296	-	33	-	379	-	-	-
1.10%	8,511	-	7,965	-	39,070	1,875	1,117,991	1,180,597
1.15%	53,538	-	38,840	-	329,863	65,718	2,180,503	4,481,154
1.20%	-	-	177	-	4,524	-	26,929	11,811
1.25%	3,091	-	10,342	-	18,376	5,100	230,781	332,749
1.30%	58,421	742,030	87,025	34,183	103,090	62,396	9,693,052	9,560,849
1.35%	16,395	-	12,588	-	65,596	12,245	462,134	1,175,965
1.40%	1,662	385,444	1,269	5,315	38,294	4,052	54,047	20,847
1.45%	8,808	-	1,681	-	31,417	2,332	180,746	276,964
1.50%	39,991	-	38,074	-	74,527	73,659	2,308,250	2,829,119
1.55%	41,710	-	42,566	-	320,896	52,882	1,185,982	2,133,897
1.60%	15,320	-	16,654	-	28,052	47,412	224,881	116,529
1.65%	9,153	-	8,908	-	74,442	8,973	437,674	552,239
1.70%	2,765	-	1,602	-	31,101	1,231	49,994	173,495
1.75%	114,950	-	95,429	-	689,294	217,227	6,837,162	13,090,339
1.80%	9,165	-	15,523	-	63,404	38,082	261,158	378,073
1.85%	14,185	-	15,396	-	55,678	5,279	1,200,637	1,265,630
1.90%	4,011	-	3,328	-	8,428	1,290	131,684	406,709
1.95%	37,101	-	34,532	-	92,184	69,330	1,176,665	2,903,486
2.00%	12,356	-	10,637	-	105,622	19,665	399,935	599,553
2.05%	11,806	-	6,623	-	34,863	11,655	226,878	349,398
2.10%	8,916	-	5,304	-	55,170	28,120	261,339	614,620
2.15%	2,035	-	6,011	-	75,550	6,074	160,682	426,545
2.20%	12,752	-	19,271	-	49,873	37,382	487,189	833,902
2.25%	1,335	-	401	-	13,199	4,449	43,973	33,255
2.30%	21,461	-	9,799	-	21,531	18,434	303,869	544,336
2.35%	2,879	-	5,548	-	67,697	1,767	199,789	277,576
2.40%	3,329	-	395	-	25,066	5,042	71,158	122,927
2.45%	4,531	-	1,691	-	9,785	1,206	38,482	118,384
2.50%	801	-	241	-	3,761	27,280	469,693	190,556
2.55%	1,017	-	1,992	-	12,757	4,513	24,180	96,976
2.60%	-	-	-	-	2,903	-	9,835	1,452
2.65%	3,186	-	1,313	-	6,740	1,225	16,531	14,426
2.70%	-	-	-	-	3,993	33,098	127,167	7,900
2.75%	622	-	-	-	1,141	3,648	2,064	12,203
2.80%	-	-	739	-	5,077	-	-	-
2.85%	-	-	-	-	222	-	14,177	-
2.90%	-	-	-	-	816	-	-	-
2.95%	-	-	-	-	594	-	2,395	4,877
3.00%	-	-	-	-	-	-	160	1,523
3.05%	-	-	-	-	126	-	760	-
3.10%	-	-	-	-	-	-	1,005	-
3.40%	-	-	-	-	-	-	-	-

	$529,402	$1,131,310	$504,193	$39,719	$2,583,700	$874,630	$30,710,236	$45,324,925

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF

0.40%	$-	$10,714	$-	$2,336	$-	$149	$878	$-
0.60%	-	242	-	59	-	-	225	-
0.65%	4,249	13,423	-	3,102	-	1,532	800	-
0.75%	16,352	62,295	18,608	19,285	-	6,252	1,497	-
0.80%	-	318	73	-	63	-	313	25,444
0.85%	8,859	66,984	6,290	29,253	-	10,082	975	-
0.95%	-	-	-	-	-	311	97	-
1.05%	-	-	-	-	-	1,577	96	-
1.10%	344,102	1,542,377	129,776	439,279	-	39,775	11,556	-
1.15%	887,709	3,979,767	982,039	1,156,759	-	196,813	69,153	-
1.20%	11,748	36,470	-	3,819	-	3,412	-	-
1.25%	108,472	305,011	46,975	100,083	-	15,402	9,302	-
1.30%	2,631,730	10,513,055	190,630	3,216,052	25,101	78,916	198,696	1,314,400
1.35%	188,661	1,140,829	258,447	274,544	-	43,356	21,918	-
1.40%	54,211	111,951	46,965	53,864	11,667	26,971	11,349	443,399
1.45%	71,391	297,486	78,842	99,525	-	22,046	5,491	-
1.50%	627,372	2,987,728	278,672	791,482	-	58,865	74,994	-
1.55%	745,156	2,287,061	806,142	829,635	-	176,788	59,619	-
1.60%	116,174	435,543	126,933	97,848	-	52,788	17,043	-
1.65%	218,657	713,078	219,573	227,559	-	52,014	21,454	-
1.70%	18,734	128,745	27,412	35,452	-	27,887	3,555	-
1.75%	2,678,841	11,006,621	1,488,450	2,961,710	-	485,449	194,114	-
1.80%	258,143	478,981	154,029	203,807	-	49,323	13,187	-
1.85%	489,089	1,370,083	86,000	626,342	-	27,575	49,110	-
1.90%	41,725	208,467	62,911	80,481	-	5,383	2,405	-
1.95%	516,384	2,137,994	237,780	548,212	-	69,655	37,315	-
2.00%	402,191	763,607	278,956	168,788	-	58,547	8,852	-
2.05%	99,830	384,179	35,002	86,621	-	15,056	5,604	-
2.10%	196,979	538,039	75,188	184,003	-	29,919	11,494	-
2.15%	56,234	275,336	118,056	71,818	-	51,327	5,173	-
2.20%	239,198	1,000,827	171,290	188,328	-	26,124	19,946	-
2.25%	19,504	99,679	52,350	48,304	-	12,208	376	-
2.30%	138,973	371,769	137,303	136,106	-	7,545	18,701	-
2.35%	64,423	228,530	42,076	45,113	-	53,847	1,614	-
2.40%	19,749	94,406	36,941	27,847	-	14,587	941	-
2.45%	35,547	59,280	14,895	29,288	-	5,223	156	-
2.50%	51,478	185,359	82,349	72,038	-	3,848	2,354	-
2.55%	12,704	78,873	2,271	3,651	-	4,527	220	-
2.60%	5,655	20,993	6,397	16,774	-	2,419	455	-
2.65%	9,421	17,878	3,956	11,248	-	593	669	-
2.70%	1,487	13,411	1,902	1,740	-	1,866	1,780	-
2.75%	52,011	16,327	615	3,540	-	1,323	-	-
2.80%	2,786	754	2,283	-	-	718	-	-
2.85%	4,266	16,969	-	9,072	-	183	-	-
2.90%	-	-	3,524	2,825	-	865	-	-
2.95%	-	6,449	-	6,607	-	194	-	-
3.00%	-	1,668	-	-	-	-	-	-
3.05%	1,633	7,738	3,546	-	-	94	-	-
3.10%	-	2,286	-	-	-	-	-	-
3.40%	-	1,764	-	-	-	-	-	-

	$11,451,828	$44,021,344	$6,315,447	$12,914,199	$36,831	$1,743,334	$883,477	$1,783,243

	TRF2	GBF	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2

0.40%	$3	$208	$167	$1,216	$195	$-	$1,411	$4,160
0.60%	-	43	93	-	-	-	-	59
0.65%	1,319	2,294	-	982	-	346	-	3,963
0.75%	2,761	7,998	-	1,601	-	538	2,079	27,437
0.80%	-	2,729	6,172	-	-	270	5,619	51
0.85%	7,677	10,390	-	679	-	4,927	1,011	49,746
0.95%	2,353	9,480	-	8	-	2,108	1,089	-
1.05%	3,847	10,000	-	21	-	969	2,209	906
1.10%	36,376	51,449	-	1,971	-	34,399	12,788	268,596
1.15%	329,179	555,138	-	32,651	-	57,983	282,605	1,056,266
1.20%	4,572	5,005	-	-	-	100	5,513	5,372
1.25%	19,372	45,033	-	606	-	1,580	60,905	72,734
1.30%	48,886	758,090	359,088	136,244	-	96,853	113,518	6,619,460
1.35%	73,480	127,262	-	11,891	-	11,491	97,581	204,581
1.40%	37,755	338,439	110,230	11,691	-	8,808	68,400	31,659
1.45%	26,589	66,412	-	3,942	-	9,309	25,086	17,366
1.50%	57,650	102,291	-	60,483	-	48,934	206,201	1,419,838
1.55%	341,721	476,223	-	12,081	-	28,526	197,504	344,392
1.60%	19,069	43,716	-	35,873	-	29,159	115,830	145,195
1.65%	68,000	99,501	-	19,087	-	5,237	130,827	176,151
1.70%	35,696	50,011	-	1,366	-	1,069	34,286	14,157
1.75%	660,293	879,731	-	176,567	-	91,914	764,435	3,363,497
1.80%	64,516	91,667	-	3,270	-	12,478	54,144	117,845
1.85%	30,203	56,144	-	35,927	-	13,274	70,988	512,158
1.90%	8,134	15,897	-	1,320	-	579	85,011	99,162
1.95%	67,046	135,951	-	36,743	-	38,357	263,759	652,542
2.00%	98,893	118,836	-	9,960	-	9,829	100,925	132,520
2.05%	16,419	23,529	-	12,225	-	7,292	104,527	139,315
2.10%	31,065	40,318	-	11,201	-	2,016	93,683	113,793
2.15%	79,627	86,088	-	2,757	-	1,173	273,315	127,436
2.20%	22,964	50,990	-	33,294	-	16,056	47,580	363,690
2.25%	15,288	15,059	-	3,000	-	1,344	117,796	67,575
2.30%	13,192	29,699	-	20,565	-	4,459	84,367	144,024
2.35%	74,631	77,748	-	393	-	4,072	205,636	175,875
2.40%	24,512	24,883	-	3,844	-	6,741	45,289	77,471
2.45%	9,208	7,236	-	3,770	-	1,146	20,748	11,481
2.50%	3,680	7,876	-	2,301	-	1,062	59,090	350,224
2.55%	5,324	5,745	-	1,480	-	3,447	42,435	15,387
2.60%	5,224	4,419	-	-	-	77	10,814	9,014
2.65%	1,322	3,475	-	1,951	-	51	6,802	10,077
2.70%	4,400	4,410	-	-	-	-	29,963	13,084
2.75%	1,360	3,833	-	205	-	-	-	66
2.80%	746	989	-	-	-	-	11,669	6,239
2.85%	245	203	-	-	-	-	-	4,492
2.90%	820	947	-	-	-	-	143	1,524
2.95%	597	593	-	-	-	-	21,469	6,640
3.00%	-	-	-	-	-	-	10,155	-
3.05%	143	110	-	-	-	-	6,479	4,026
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,356,157	$4,448,088	$475,750	$693,166	$195	$557,973	$3,895,684	$16,981,246

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1

0.40%	$13,180	$-	$6,791	$154	$3,134	$1,053	$3,317	$-
0.60%	785	183	83	-	184	211	30	-
0.65%	48,555	11,883	37,892	3,459	9,833	1,481	3,221	-
0.75%	95,790	16,793	62,671	10,548	31,005	2,924	24,064	-
0.80%	224	278	6,065	10,440	1,687	2,050	7,431	1,085
0.85%	123,269	17,087	67,014	12,421	25,564	11,219	14,699	-
0.95%	11	-	8,664	8,511	4,398	2,542	6,425	-
1.05%	3,900	1,166	4,381	12,789	2,026	1,863	4,003	-
1.10%	388,089	175,362	941,349	232,585	236,188	7,747	79,714	-
1.15%	1,990,277	987,638	5,334,088	3,336,733	1,475,441	183,402	975,997	-
1.20%	1,955	15,453	21,924	43,254	5,890	1,325	7,158	-
1.25%	88,629	56,368	399,310	240,157	132,489	24,636	83,373	-
1.30%	6,245,603	2,594,949	7,387,967	397,276	2,772,337	546,532	2,142,577	211,596
1.35%	451,986	166,932	956,507	672,331	342,293	56,792	215,388	-
1.40%	15,575	108,328	744,828	372,099	197,015	120,913	647,688	92,865
1.45%	186,543	100,002	350,459	232,844	161,564	39,210	114,750	-
1.50%	1,378,558	656,978	2,160,430	492,531	611,592	121,880	445,800	-
1.55%	809,228	595,234	3,400,836	2,505,256	1,015,593	159,085	911,989	-
1.60%	116,631	197,915	501,474	226,178	170,958	64,132	351,050	-
1.65%	302,524	170,230	759,094	466,964	305,415	25,159	154,698	-
1.70%	43,701	20,692	244,340	159,497	57,270	14,941	44,248	-
1.75%	6,190,834	2,296,867	9,883,438	3,486,863	2,958,209	327,482	1,524,568	-
1.80%	126,187	224,689	623,589	358,996	172,261	42,488	203,447	-
1.85%	710,299	405,226	1,028,528	221,057	324,194	49,444	352,294	-
1.90%	49,579	30,101	406,968	348,219	163,407	6,444	30,039	-
1.95%	1,202,986	273,121	1,623,024	591,847	364,373	95,234	280,883	-
2.00%	236,389	321,057	740,227	349,644	244,631	26,047	132,474	-
2.05%	99,093	130,172	369,365	193,904	72,374	20,526	85,586	-
2.10%	286,271	91,049	446,823	255,590	151,950	24,666	89,064	-
2.15%	109,898	74,041	897,211	466,027	160,587	11,709	52,537	-
2.20%	371,482	269,665	535,536	130,283	185,925	50,798	131,747	-
2.25%	13,726	25,335	205,895	118,995	81,814	5,462	21,135	-
2.30%	145,281	123,978	321,372	173,806	110,543	13,982	86,345	-
2.35%	46,672	50,915	697,289	276,858	140,822	13,056	21,262	-
2.40%	35,150	12,229	134,277	131,059	38,092	10,204	18,374	-
2.45%	31,807	16,009	74,208	43,876	4,938	5,695	15,980	-
2.50%	50,286	68,481	323,640	167,851	137,094	9,097	13,683	-
2.55%	28,123	28,925	99,167	52,189	57,190	5,714	4,968	-
2.60%	-	9,391	15,588	7,169	5,145	157	1,403	-
2.65%	623	23,960	31,769	4,557	6,897	1,239	12,230	-
2.70%	-	3,910	33,327	4,222	4,546	-	931	-
2.75%	-	298	13,359	15,373	1,408	79	3,056	-
2.80%	-	1,230	1,817	7,924	-	-	418	-
2.85%	-	-	6,228	15,379	251	-	25	-
2.90%	-	-	13,545	9,234	2,043	-	165	-
2.95%	-	-	-	-	-	-	17	-
3.00%	4,368	-	39,609	1,160	21,875	-	-	-
3.05%	-	-	-	2,688	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$22,044,067	$10,374,120	$41,961,966	$16,870,797	$12,972,445	$2,108,620	$9,320,251	$305,546

	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1

0.40%	$239	$-	$197	$-	$690	$-	$827	$-
0.60%	-	-	-	-	238	-	153	-
0.65%	1,358	-	315	-	903	-	591	-
0.75%	4,235	-	2,121	-	5,540	-	5,303	-
0.80%	-	128	-	1,629	-	301	33	6,628
0.85%	6,358	-	1,241	-	3,036	-	950	-
0.95%	530	-	1,990	-	3,447	-	1,302	-
1.05%	1,544	-	944	-	3,592	-	14	-
1.10%	36,164	-	15,047	-	20,163	-	10,824	-
1.15%	323,871	-	87,576	-	232,811	-	84,972	-
1.20%	4,788	-	755	-	3,109	-	1,778	-
1.25%	19,551	-	5,629	-	28,892	-	16,616	-
1.30%	87,538	27,664	72,838	107,970	91,302	42,440	140,735	2,118,570
1.35%	74,538	-	16,407	-	53,978	-	26,236	-
1.40%	35,309	14,689	3,513	30,342	21,117	21,836	9,755	420,129
1.45%	34,518	-	9,746	-	31,295	-	13,741	-
1.50%	78,662	-	40,761	-	110,686	-	126,230	-
1.55%	327,486	-	71,653	-	275,685	-	102,372	-
1.60%	26,825	-	13,299	-	49,927	-	41,165	-
1.65%	65,794	-	14,724	-	53,471	-	26,581	-
1.70%	33,858	-	8,598	-	25,099	-	18,221	-
1.75%	680,661	-	163,649	-	426,172	-	221,813	-
1.80%	65,805	-	7,184	-	70,339	-	41,638	-
1.85%	37,994	-	20,466	-	50,187	-	46,958	-
1.90%	7,938	-	7,179	-	10,230	-	2,126	-
1.95%	87,907	-	38,387	-	77,695	-	60,893	-
2.00%	101,321	-	16,414	-	64,206	-	23,832	-
2.05%	15,834	-	21,611	-	18,630	-	16,976	-
2.10%	30,615	-	8,296	-	33,011	-	18,075	-
2.15%	79,817	-	3,423	-	41,822	-	8,741	-
2.20%	32,309	-	16,524	-	50,310	-	24,889	-
2.25%	13,019	-	1,915	-	11,222	-	4,695	-
2.30%	14,183	-	11,428	-	21,640	-	17,980	-
2.35%	69,522	-	5,599	-	28,748	-	1,911	-
2.40%	25,624	-	3,532	-	16,260	-	3,948	-
2.45%	10,243	-	1,903	-	6,055	-	7,383	-
2.50%	4,652	-	3,932	-	4,183	-	6,293	-
2.55%	7,509	-	1,009	-	5,785	-	1,423	-
2.60%	2,742	-	933	-	1,676	-	148	-
2.65%	2,062	-	3,209	-	1,291	-	4,597	-
2.70%	4,760	-	113	-	1,762	-	-	-
2.75%	1,301	-	131	-	687	-	377	-
2.80%	1,010	-	5,502	-	282	-	-	-
2.85%	228	-	80	-	83	-	-	-
2.90%	719	-	-	-	321	-	-	-
2.95%	689	-	-	-	271	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	141	-	-	-	47	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,461,771	$42,481	$709,773	$139,941	$1,957,896	$64,577	$1,143,095	$2,545,327

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF

0.40%	$308	$71	$-	$-	$10	$83	$74	$346
0.60%	358	-	-	-	-	132	-	1,720
0.65%	694	-	1,173	-	-	-	123	-
0.75%	2,300	-	6,292	-	144	-	2,398	-
0.80%	-	-	2,439	831	-	2,653	-	6,283
0.85%	4,365	-	5,051	-	834	-	181	-
0.95%	5,482	-	146	-	702	-	1,748	-
1.05%	1,773	-	157	-	138	-	627	-
1.10%	30,862	-	29,508	-	2,924	-	2,590	-
1.15%	255,766	-	235,470	-	38,208	-	72,983	-
1.20%	3,266	-	2,931	-	9	-	234	-
1.25%	25,900	-	18,024	-	5,563	-	19,311	-
1.30%	93,979	-	1,904,314	73,105	32,696	362,057	49,358	708,491
1.35%	71,889	-	62,778	-	9,426	-	21,644	-
1.40%	25,105	-	572,851	16,255	3,156	125,388	6,030	323,338
1.45%	42,869	-	25,366	-	8,568	-	20,705	-
1.50%	81,509	-	77,350	-	34,215	-	39,740	-
1.55%	261,646	-	251,637	-	33,059	-	55,950	-
1.60%	32,401	-	24,324	-	14,635	-	21,541	-
1.65%	69,360	-	58,649	-	8,762	-	12,845	-
1.70%	29,629	-	22,842	-	7,079	-	5,185	-
1.75%	471,633	-	521,843	-	72,253	-	80,640	-
1.80%	54,088	-	45,852	-	9,665	-	12,500	-
1.85%	43,124	-	43,207	-	18,784	-	13,935	-
1.90%	13,435	-	15,659	-	2,156	-	3,340	-
1.95%	76,907	-	95,943	-	26,248	-	30,306	-
2.00%	67,737	-	83,104	-	6,711	-	8,694	-
2.05%	11,625	-	34,007	-	3,304	-	4,623	-
2.10%	25,356	-	28,749	-	6,063	-	8,025	-
2.15%	51,351	-	57,421	-	2,576	-	2,715	-
2.20%	26,218	-	34,657	-	16,999	-	14,441	-
2.25%	8,122	-	8,620	-	206	-	1,440	-
2.30%	11,371	-	14,526	-	4,392	-	4,336	-
2.35%	47,275	-	47,771	-	3,792	-	2,213	-
2.40%	19,040	-	20,981	-	1,349	-	2,127	-
2.45%	9,158	-	6,146	-	1,717	-	1,274	-
2.50%	4,580	-	4,783	-	1,689	-	520	-
2.55%	3,769	-	6,804	-	192	-	2,345	-
2.60%	3,578	-	2,189	-	256	-	255	-
2.65%	561	-	2,326	-	1,891	-	1,203	-
2.70%	2,212	-	3,108	-	-	-	31	-
2.75%	904	-	947	-	112	-	188	-
2.80%	631	-	3,812	-	197	-	-	-
2.85%	108	-	145	-	-	-	-	-
2.90%	381	-	487	-	-	-	-	-
2.95%	342	-	427	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	62	-	95	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,993,029	$71	$4,384,911	$90,191	$380,680	$490,313	$528,418	$1,040,178

	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2

0.40%	$109	$2,410	$741	$-	$39	$1,228	$1,047	$218
0.60%	-	195	526	-	-	194	388	-
0.65%	8	2,100	176	-	1,014	2,881	-	699
0.75%	423	6,737	4,855	-	2,325	6,542	-	3,547
0.80%	-	540	37	12,679	-	53	-	1,334
0.85%	2,249	7,639	3,314	-	3,459	9,830	-	2,418
0.95%	5,007	4,495	570	-	4,474	-	-	252
1.05%	2,777	956	985	-	6,070	163	-	2,282
1.10%	6,874	32,369	26,385	-	26,241	61,813	-	35,333
1.15%	127,588	250,250	140,597	-	616,101	430,841	-	267,677
1.20%	151	230	429	-	3,257	4,400	-	1,791
1.25%	26,313	23,415	6,970	-	146,060	23,497	-	28,838
1.30%	52,075	642,117	275,753	3,495,831	120,151	474,729	-	389,982
1.35%	51,363	81,410	30,833	-	246,735	92,737	-	68,333
1.40%	5,038	48,649	26,856	1,446,766	56,412	39,591	-	38,758
1.45%	24,475	66,490	27,684	-	111,906	32,960	-	28,846
1.50%	47,256	231,429	116,504	-	189,870	161,997	-	211,902
1.55%	84,046	206,727	106,368	-	662,790	390,132	-	266,054
1.60%	20,947	79,425	71,862	-	67,146	29,096	-	65,232
1.65%	14,924	57,591	27,829	-	86,048	88,279	-	58,557
1.70%	18,336	9,753	15,512	-	51,837	35,581	-	42,259
1.75%	100,425	659,696	372,407	-	509,954	1,008,155	-	581,056
1.80%	12,105	44,692	38,628	-	114,469	79,709	-	63,929
1.85%	12,063	164,123	89,284	-	105,224	92,155	-	90,459
1.90%	8,520	16,000	11,896	-	31,629	9,643	-	15,602
1.95%	22,759	176,029	77,278	-	115,035	183,417	-	137,177
2.00%	11,758	55,750	27,151	-	72,044	129,796	-	70,905
2.05%	11,481	75,491	31,719	-	31,269	26,556	-	28,922
2.10%	7,513	31,436	29,827	-	45,251	64,712	-	31,054
2.15%	5,528	10,981	11,894	-	51,311	86,440	-	34,548
2.20%	13,817	82,344	45,859	-	50,231	67,110	-	67,494
2.25%	400	8,276	5,032	-	13,544	13,601	-	7,507
2.30%	8,439	59,230	48,803	-	29,737	41,759	-	25,965
2.35%	663	28,483	9,144	-	22,733	76,496	-	33,573
2.40%	1,488	7,718	7,456	-	16,730	28,000	-	21,464
2.45%	43	18,537	16,594	-	4,449	15,537	-	6,233
2.50%	308	20,304	23,598	-	4,748	7,227	-	10,190
2.55%	3,789	6,253	4,386	-	1,528	8,453	-	5,119
2.60%	-	4,756	864	-	1,799	2,793	-	1,278
2.65%	226	4,695	4,542	-	1,718	1,181	-	3,601
2.70%	-	422	1,395	-	251	5,394	-	3,051
2.75%	-	368	1,132	-	190	1,179	-	950
2.80%	225	5,787	328	-	763	1,081	-	454
2.85%	-	-	-	-	-	436	-	75
2.90%	-	-	-	-	-	740	-	169
2.95%	28	57	40	-	23	708	-	245
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	139	-	46
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$711,537	$3,236,355	$1,744,043	$4,955,276	$3,626,565	$3,838,961	$1,435	$2,755,378

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2

0.40%	$-	$89	$21	$-	$559	$1,382	$732	$315
0.60%	-	113	121	-	781	-	148	-
0.65%	-	107	-	-	-	-	-	-
0.75%	-	2,929	-	-	-	-	-	-
0.80%	5,343	-	-	-	-	-	-	-
0.85%	-	4,569	-	-	-	-	-	-
0.95%	-	7,942	-	-	-	-	-	-
1.05%	-	1,256	-	-	-	-	-	-
1.10%	-	4,355	-	-	214	652	-	-
1.15%	-	212,729	-	-	166,053	47,916	111,523	56,354
1.20%	-	979	-	-	-	-	-	-
1.25%	-	24,866	-	-	-	-	-	-
1.30%	559,848	94,236	-	-	3,124,702	1,584,565	2,028,520	1,104,233
1.35%	-	66,288	-	-	73,529	13,630	11,029	3,169
1.40%	257,394	9,151	-	-	-	10	169	-
1.45%	-	35,453	-	-	4,771	-	-	-
1.50%	-	126,829	-	-	739,268	388,335	357,288	250,788
1.55%	-	152,680	-	-	19,444	3,884	660	1,057
1.60%	-	100,747	6,817	1,042	75,057	40,509	30,260	29,664
1.65%	-	32,113	-	-	73,068	52,379	40,708	23,522
1.70%	-	12,992	-	-	1,399	-	-	-
1.75%	-	188,158	-	-	1,581,615	633,511	1,002,143	551,162
1.80%	-	34,600	532	42	164,700	67,513	49,638	30,396
1.85%	-	53,142	-	-	538,121	208,136	271,126	168,072
1.90%	-	9,653	-	-	-	-	-	-
1.95%	-	76,895	-	-	499,954	260,564	275,089	126,929
2.00%	-	20,034	-	-	18,769	12,603	5,312	12,681
2.05%	-	10,346	-	-	42,706	53,067	39,169	14,832
2.10%	-	19,524	-	-	27,657	14,505	18,423	8,657
2.15%	-	7,026	-	-	20,788	3,063	18,010	3,115
2.20%	-	53,664	-	-	177,317	161,669	123,976	34,112
2.25%	-	5,547	-	-	16,657	16,345	10,788	355
2.30%	-	15,951	-	-	144,723	30,086	49,795	6,848
2.35%	-	422	-	-	1,135	-	-	-
2.40%	-	6,448	-	-	72,741	76,581	55,871	14,764
2.45%	-	2,338	-	-	26,332	2,592	5,290	1,547
2.50%	-	577	-	-	65,633	25,141	23,922	17,068
2.55%	-	3,958	-	-	-	10,081	-	99
2.60%	-	69	-	-	-	-	-	-
2.65%	-	124	-	-	-	17,608	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	181	-	-	85	3,019	-	1
2.80%	-	1,924	-	-	-	-	-	-
2.85%	-	86	-	-	-	26	-	26
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$822,585	$1,401,090	$7,491	$1,084	$7,677,778	$3,729,372	$4,529,589	$2,459,766

	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB

0.40%	$119	$1,954	$-	$-	$-	$103	$153	$1,858
0.60%	30	196	-	-	-	88	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	266	-	-	-	-	-	-
1.15%	5,839	30,550	-	-	11,331	-	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	143	3,623	-	-	-	-	-	-
1.30%	43,661	229,908	16,605	2,738	10,379	-	-	-
1.35%	4,152	26,436	166	555	654	-	-	-
1.40%	1,722	12,799	-	-	-	-	-	-
1.45%	638	5,634	-	-	-	-	-	-
1.50%	40,576	233,221	16,004	16,016	11,020	-	-	-
1.55%	2,517	19,456	-	-	-	-	-	-
1.60%	27,653	109,258	35,129	3,452	9,975	-	-	-
1.65%	4,912	30,950	320	17,009	1,160	-	-	-
1.70%	14	991	-	-	-	-	-	-
1.75%	43,441	276,230	32,335	37,403	18,759	-	-	-
1.80%	4,360	22,244	3,347	1,425	285	-	-	-
1.85%	12,018	60,716	2,670	595	647	-	-	-
1.90%	426	609	-	-	-	-	-	-
1.95%	27,350	204,319	15,759	11,434	15,160	-	-	-
2.00%	3,416	10,819	29	-	-	-	-	-
2.05%	4,573	22,321	586	1	1	-	-	-
2.10%	2,121	19,605	811	1,986	684	-	-	-
2.15%	374	4,105	289	161	-	-	-	-
2.20%	13,992	67,524	5,955	4,188	5,267	-	-	-
2.25%	549	16,064	-	-	1,726	-	-	-
2.30%	2,813	35,821	941	9,725	1,538	-	-	-
2.35%	41	2,203	-	-	-	-	-	-
2.40%	4,092	47,754	1,459	5,651	1,460	-	-	-
2.45%	1,189	4,061	631	-	230	-	-	-
2.50%	1,719	16,868	-	280	646	-	-	-
2.55%	510	4,279	343	-	-	-	-	-
2.60%	12	30	-	-	-	-	-	-
2.65%	70	274	5,378	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	79	1,377	-	-	-	-	-	-
2.80%	215	-	-	-	-	-	-	-
2.85%	-	92	-	-	6,150	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$255,336	$1,522,557	$138,757	$112,619	$97,072	$191	$153	$1,858

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2

0.40%	$-	$734	$303	$-	$-	$-	$-	$1,136
0.60%	-	189	-	-	-	-	-	-
0.65%	-	-	651	-	-	-	-	1,788
0.75%	-	-	1,279	-	-	-	-	13,741
0.80%	-	-	553	1,221	-	437	-	587
0.85%	-	-	945	-	-	-	-	7,012
0.95%	1,850	-	1,697	-	-	-	7,842	9,666
1.05%	3,182	-	2,117	-	-	-	5,287	4,160
1.10%	280	-	15,341	-	-	-	-	38,863
1.15%	13,141	-	89,514	-	-	-	10,826	367,269
1.20%	215	-	73	-	-	-	-	1,541
1.25%	13,109	-	13,076	-	-	-	6,398	43,788
1.30%	2,724	-	267,817	341,837	921	170,869	-	857,322
1.35%	-	-	33,660	-	-	-	548	88,645
1.40%	199	-	19,813	131,646	94	51,015	3,561	71,906
1.45%	4,928	-	9,940	-	-	-	1,664	45,389
1.50%	8,281	-	129,565	-	-	-	3,447	216,159
1.55%	12,753	-	86,875	-	-	-	16,513	311,351
1.60%	2,469	-	57,877	-	-	-	533	81,936
1.65%	-	-	29,330	-	-	-	71	103,943
1.70%	1,605	-	12,564	-	-	-	97	17,297
1.75%	7,916	-	266,795	-	-	-	3,807	793,425
1.80%	12,859	-	25,236	-	-	-	1,483	82,566
1.85%	1,024	-	72,908	-	-	-	3,789	132,243
1.90%	1,404	-	3,103	-	-	-	1,467	9,459
1.95%	1,493	-	92,963	-	-	-	-	201,791
2.00%	-	-	32,139	-	-	-	-	57,109
2.05%	2,997	-	28,951	-	-	-	1,163	33,538
2.10%	147	-	20,865	-	-	-	-	57,539
2.15%	1,677	-	9,476	-	-	-	-	19,277
2.20%	238	-	75,793	-	-	-	443	118,061
2.25%	44	-	3,652	-	-	-	-	7,433
2.30%	64	-	28,382	-	-	-	-	52,960
2.35%	-	-	4,601	-	-	-	-	17,012
2.40%	-	-	8,700	-	-	-	449	10,072
2.45%	-	-	7,089	-	-	-	-	18,745
2.50%	-	-	6,573	-	-	-	-	9,372
2.55%	-	-	18,195	-	-	-	-	5,112
2.60%	-	-	224	-	-	-	-	928
2.65%	-	-	2,113	-	-	-	-	3,494
2.70%	-	-	218	-	-	-	-	541
2.75%	-	-	4,095	-	-	-	-	-
2.80%	-	-	9,711	-	-	-	-	173
2.85%	-	-	83	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	57
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$94,599	$923	$1,494,855	$474,704	$1,015	$222,321	$69,388	$3,914,406

	ACVI	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS

0.40%	$-	$523	$1,031	$133	$862	$-	$2,544	$-
0.60%	-	68	-	-	-	-	501	-
0.65%	-	-	359	-	709	-	806	-
0.75%	-	-	5,181	-	4,581	-	5,513	-
0.80%	-	1,075	-	-	951	2,095	-	-
0.85%	-	-	6,369	-	10,643	-	9,483	-
0.95%	-	-	1,121	-	2,866	-	1,649	929
1.05%	-	-	1,488	-	6,171	-	8,414	-
1.10%	-	-	26,431	21	9,503	-	10,665	-
1.15%	-	-	167,523	1,656	158,707	-	161,451	4,799
1.20%	-	-	551	-	1,207	-	-	-
1.25%	-	-	18,931	17	15,224	-	18,496	1,728
1.30%	53	95,530	249,958	10,171	238,712	334,376	349,564	-
1.35%	-	-	54,012	770	41,698	-	63,474	-
1.40%	82	28,074	9,617	29	44,263	110,533	9,228	257
1.45%	-	-	23,532	234	37,310	-	25,331	334
1.50%	-	-	125,054	3,950	95,023	-	138,712	356
1.55%	-	-	135,508	1,306	142,788	-	112,582	2,114
1.60%	-	-	58,960	2,032	32,004	-	70,095	-
1.65%	-	-	40,566	671	22,874	-	39,652	-
1.70%	-	-	9,734	-	8,927	-	15,306	755
1.75%	-	-	367,796	5,151	275,139	-	313,807	3,376
1.80%	-	-	34,379	1,574	53,779	-	35,363	849
1.85%	-	-	61,546	1,515	37,098	-	95,586	172
1.90%	-	-	7,332	9	6,251	-	6,794	-
1.95%	-	-	108,892	6,135	61,497	-	120,141	779
2.00%	-	-	27,557	1,919	35,512	-	21,292	-
2.05%	-	-	34,454	309	17,100	-	25,211	-
2.10%	-	-	24,356	339	21,543	-	33,447	233
2.15%	-	-	13,669	108	20,411	-	8,772	-
2.20%	-	-	52,607	2,123	34,933	-	45,380	-
2.25%	-	-	4,036	-	2,555	-	3,169	103
2.30%	-	-	20,021	141	6,040	-	31,917	-
2.35%	-	-	7,351	62	16,966	-	4,459	-
2.40%	-	-	6,819	2,215	5,663	-	4,993	-
2.45%	-	-	3,360	70	3,179	-	7,853	-
2.50%	-	-	7,455	362	756	-	8,116	-
2.55%	-	-	4,241	-	4,391	-	2,617	-
2.60%	-	-	1,432	-	415	-	8,090	-
2.65%	-	-	4,106	-	473	-	2,555	-
2.70%	-	-	2,368	-	884	-	456	-
2.75%	-	-	206	180	84	-	822	-
2.80%	-	-	6,929	-	4,117	-	-	-
2.85%	-	-	209	-	40	-	-	-
2.90%	-	-	-	-	78	-	-	-
2.95%	-	-	34	-	97	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	30	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$135	$125,270	$1,737,081	$43,202	$1,484,054	$447,004	$1,824,306	$16,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	263	-	80	-	6,463	-	1,246	1,084
0.85%	-	-	-	-	-	-	-	-
0.95%	-	165	-	2,335	-	-	-	-
1.05%	-	-	-	825	-	-	-	-
1.10%	-	-	-	1,700	-	396	-	-
1.15%	-	3,303	-	76,646	-	24,080	-	-
1.20%	-	-	-	6,580	-	7,405	-	-
1.25%	-	1,628	-	25,739	-	9,979	-	-
1.30%	147,262	-	81,145	106	3,402,213	-	373,971	1,486,133
1.35%	-	-	-	14,678	-	7,716	-	-
1.40%	54,554	84	37,845	16,817	1,366,723	4,554	216,598	303,863
1.45%	-	707	-	15,467	-	2,157	-	-
1.50%	-	44	-	15,602	-	3,336	-	-
1.55%	-	5,112	-	84,231	-	28,590	-	-
1.60%	-	764	-	7,524	-	1,459	-	-
1.65%	-	-	-	20,273	-	2,346	-	-
1.70%	-	324	-	19,505	-	739	-	-
1.75%	-	335	-	66,888	-	9,983	-	-
1.80%	-	518	-	21,314	-	6,044	-	-
1.85%	-	1,657	-	5,575	-	2,181	-	-
1.90%	-	833	-	3,010	-	2,094	-	-
1.95%	-	83	-	3,750	-	3,450	-	-
2.00%	-	-	-	6,841	-	-	-	-
2.05%	-	1,133	-	4,240	-	1,485	-	-
2.10%	-	-	-	3,755	-	162	-	-
2.15%	-	-	-	5,075	-	1,031	-	-
2.20%	-	-	-	7,121	-	46	-	-
2.25%	-	226	-	1,238	-	1,306	-	-
2.30%	-	37	-	382	-	178	-	-
2.35%	-	-	-	301	-	88	-	-
2.40%	-	-	-	643	-	90	-	-
2.45%	-	-	-	656	-	114	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	195	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$202,079	$16,953	$119,070	$438,817	$4,775,399	$121,204	$591,815	$1,791,080

	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

0.40%	$76	$1,300	$-	$-	$-	$-	$-	$-
0.60%	665	-	-	-	-	-	-	-
0.65%	-	1,806	-	-	-	-	-	-
0.75%	2,235	3,096	-	-	-	-	-	-
0.80%	2,046	-	612	-	480	-	1,687	-
0.85%	7,030	7,684	-	-	-	-	-	-
0.95%	1,656	1,596	-	-	-	-	-	-
1.05%	2,992	919	-	-	-	-	-	-
1.10%	5,499	38,941	-	72,099	-	204,092	-	1,655
1.15%	135,750	430,130	-	280,139	-	1,020,963	-	48,787
1.20%	758	2,514	-	1,184	-	3,300	-	101
1.25%	13,376	60,858	-	11,941	-	47,355	-	21,977
1.30%	240,568	587,524	61,639	789,560	145,832	1,722,815	122,239	37,342
1.35%	52,301	120,325	-	68,211	-	216,918	-	43,975
1.40%	43,955	21,577	15,821	21,692	9,300	21,647	17,206	633
1.45%	22,064	57,883	-	46,335	-	87,555	-	11,500
1.50%	101,117	344,121	-	184,022	-	413,454	-	91,918
1.55%	161,115	332,476	-	160,158	-	529,835	-	61,776
1.60%	46,398	180,821	-	34,702	-	67,380	-	24,242
1.65%	31,812	73,669	-	71,347	-	108,115	-	6,274
1.70%	10,191	21,691	-	11,056	-	15,728	-	6,846
1.75%	195,656	750,884	-	608,564	-	1,566,325	-	145,676
1.80%	27,186	101,321	-	32,043	-	52,485	-	12,978
1.85%	41,108	151,580	-	158,830	-	199,734	-	14,570
1.90%	2,061	17,871	-	8,087	-	33,764	-	7,552
1.95%	52,199	238,129	-	116,111	-	264,991	-	53,675
2.00%	24,349	78,081	-	86,050	-	147,307	-	6,468
2.05%	21,532	100,302	-	19,777	-	42,764	-	10,502
2.10%	47,987	50,374	-	30,650	-	60,694	-	13,369
2.15%	13,720	39,295	-	25,248	-	30,740	-	17,495
2.20%	63,065	86,859	-	61,204	-	133,368	-	6,594
2.25%	2,625	11,302	-	8,250	-	5,161	-	2,577
2.30%	13,266	32,927	-	23,908	-	47,349	-	20,897
2.35%	1,346	27,460	-	2,093	-	26,523	-	3,814
2.40%	6,893	12,869	-	8,327	-	9,450	-	8,545
2.45%	1,893	9,408	-	662	-	10,537	-	1,578
2.50%	1,773	7,404	-	19,423	-	13,127	-	3,924
2.55%	1,653	3,719	-	7,367	-	8,803	-	364
2.60%	70	746	-	1,147	-	-	-	16,949
2.65%	335	521	-	686	-	-	-	7
2.70%	-	1,321	-	-	-	1,184	-	-
2.75%	41	809	-	-	-	-	-	770
2.80%	1,802	346	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	40	-	-	-	1,697	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,402,164	$4,012,499	$78,072	$2,970,873	$155,612	$7,115,160	$141,132	$705,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP

0.40%	$-	$1,932	$-	$-	$1,454	$-	$2,187	$-
0.60%	-	825	-	-	602	-	725	-
0.65%	-	1,139	-	-	2,495	-	1,299	-
0.75%	-	4,893	-	-	16,528	-	3,142	-
0.80%	10,971	-	595	1,434	-	3,837	-	480
0.85%	-	7,391	-	-	21,752	-	12,047	-
0.95%	-	415	-	-	2,112	-	2,932	-
1.05%	-	2,721	-	-	3,144	-	5,317	-
1.10%	-	20,837	-	-	94,428	-	46,273	-
1.15%	-	229,256	-	-	773,471	-	586,562	-
1.20%	-	7,249	-	-	6,543	-	1,750	-
1.25%	-	24,929	-	-	52,408	-	59,421	-
1.30%	4,119,597	448,568	169,782	160,387	594,617	263,997	493,326	559,802
1.35%	-	72,967	-	-	166,134	-	183,282	-
1.40%	969,345	12,440	73,750	69,032	67,369	69,237	25,999	126,291
1.45%	-	37,338	-	-	101,041	-	75,093	-
1.50%	-	261,350	-	-	261,432	-	270,679	-
1.55%	-	166,200	-	-	603,646	-	450,933	-
1.60%	-	136,897	-	-	76,158	-	122,646	-
1.65%	-	60,198	-	-	157,233	-	103,043	-
1.70%	-	19,973	-	-	70,984	-	44,321	-
1.75%	-	515,851	-	-	1,463,943	-	833,300	-
1.80%	-	53,136	-	-	125,632	-	98,468	-
1.85%	-	131,173	-	-	165,547	-	153,735	-
1.90%	-	12,812	-	-	30,133	-	27,136	-
1.95%	-	209,846	-	-	204,546	-	229,921	-
2.00%	-	75,824	-	-	176,193	-	84,616	-
2.05%	-	78,236	-	-	35,733	-	62,971	-
2.10%	-	50,056	-	-	64,647	-	81,114	-
2.15%	-	16,396	-	-	110,911	-	52,441	-
2.20%	-	93,920	-	-	85,980	-	109,381	-
2.25%	-	4,210	-	-	23,735	-	12,165	-
2.30%	-	44,271	-	-	42,933	-	58,977	-
2.35%	-	7,788	-	-	100,967	-	30,918	-
2.40%	-	19,742	-	-	38,065	-	26,928	-
2.45%	-	11,749	-	-	16,110	-	10,190	-
2.50%	-	6,282	-	-	19,373	-	11,098	-
2.55%	-	28,002	-	-	11,008	-	4,632	-
2.60%	-	1,103	-	-	5,571	-	2,241	-
2.65%	-	3,193	-	-	3,222	-	8,943	-
2.70%	-	562	-	-	4,755	-	837	-
2.75%	-	5,770	-	-	2,336	-	419	-
2.80%	-	6,965	-	-	1,144	-	1,819	-
2.85%	-	174	-	-	297	-	84	-
2.90%	-	-	-	-	1,256	-	-	-
2.95%	-	29	-	-	691	-	40	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	158	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$5,099,913	$2,894,608	$244,127	$230,853	$5,808,437	$337,071	$4,393,351	$686,573

	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVMD2

0.40%	$-	$-	$545	$-	$528	$-	$312	$1,013
0.60%	-	-	-	-	2,463	-	-	1,017
0.65%	-	-	856	-	166	-	859	-
0.75%	-	-	1,395	-	6,277	-	2,445	-
0.80%	1,256	-	-	255	970	-	851	-
0.85%	-	-	5,236	-	1,451	-	6,833	-
0.95%	-	-	703	-	2,039	2,724	4,463	-
1.05%	-	-	1,903	-	2,998	3,498	2,711	-
1.10%	-	-	14,733	-	25,399	2,035	30,067	-
1.15%	-	7,137	140,524	-	289,931	129,908	269,724	-
1.20%	-	-	734	-	141	1,760	13,307	-
1.25%	-	6,173	12,158	-	45,750	46,437	28,468	-
1.30%	280,487	163	174,717	67,044	452,143	2,207	219,691	-
1.35%	-	-	39,309	-	181,212	34,892	79,636	-
1.40%	59,006	1,794	4,170	16,703	131,625	17,980	48,581	-
1.45%	-	845	28,986	-	55,423	30,075	40,760	-
1.50%	-	1,364	83,189	-	376,033	32,831	80,189	-
1.55%	-	3,270	114,105	-	256,799	204,649	255,081	-
1.60%	-	646	29,740	-	292,364	16,614	44,773	-
1.65%	-	-	22,607	-	125,387	26,186	52,089	-
1.70%	-	3,271	20,377	-	22,775	13,372	25,162	-
1.75%	-	477	266,511	-	621,724	73,056	430,704	-
1.80%	-	728	24,491	-	144,949	64,871	52,356	-
1.85%	-	310	50,762	-	95,940	12,351	42,798	-
1.90%	-	201	8,484	-	3,243	15,917	8,292	-
1.95%	-	470	77,854	-	208,918	18,280	70,909	-
2.00%	-	-	28,542	-	63,069	732	69,052	-
2.05%	-	-	14,709	-	35,896	15,268	13,292	-
2.10%	-	-	22,089	-	55,685	7,756	27,449	-
2.15%	-	-	7,467	-	26,181	7,304	38,311	-
2.20%	-	211	36,515	-	69,308	7,168	27,704	-
2.25%	-	42	1,993	-	32,173	1,988	6,765	-
2.30%	-	-	18,250	-	28,103	1,676	15,155	-
2.35%	-	-	14,851	-	1,385	1,266	33,025	-
2.40%	-	-	4,558	-	36,437	700	9,036	-
2.45%	-	-	4,689	-	5,700	1,111	7,088	-
2.50%	-	-	9,154	-	786	242	7,259	-
2.55%	-	-	1,541	-	41,978	19	2,670	-
2.60%	-	-	2,141	-	877	-	2,533	-
2.65%	-	-	2,055	-	3,883	650	409	-
2.70%	-	-	1,500	-	-	-	2,623	-
2.75%	-	-	68	-	19,483	-	449	-
2.80%	-	-	224	-	3,085	-	289	-
2.85%	-	-	82	-	225	-	89	-
2.90%	-	-	-	-	-	-	341	-
2.95%	-	-	-	-	-	-	242	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	46	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$340,749	$27,102	$1,294,517	$84,002	$3,770,902	$795,523	$2,074,888	$2,030

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	FTVHI2	GVSSCS	AMTB

0.40%	$-	$-	$142	$229	$423	$244	$59	$20
0.60%	-	-	2,925	-	324	715	1	-
0.65%	-	-	117	52	-	-	-	1,384
0.75%	-	28	979	1,114	-	-	-	6,727
0.80%	254	200	640	55	-	-	-	292
0.85%	-	-	2,125	789	-	-	-	5,790
0.95%	158	2,055	1,291	266	-	-	-	4,815
1.05%	455	697	1,778	302	-	-	-	772
1.10%	1,629	12,919	5,688	3,049	-	-	-	33,783
1.15%	24,442	106,630	119,607	40,135	-	-	-	251,059
1.20%	72	655	342	-	-	-	-	3,106
1.25%	2,371	16,587	10,350	10,434	-	-	-	18,123
1.30%	19,749	26,096	204,670	117,547	-	-	-	259,815
1.35%	7,337	24,713	48,030	23,881	-	-	-	62,692
1.40%	7,791	11,863	46,962	9,560	-	-	-	122,191
1.45%	3,111	20,968	37,881	25,325	-	-	-	43,130
1.50%	6,164	28,492	119,815	162,959	-	-	-	53,288
1.55%	38,842	112,473	77,924	66,292	-	-	-	221,911
1.60%	1,861	13,919	137,100	126,101	-	-	-	22,791
1.65%	2,385	12,261	35,517	18,211	-	-	-	95,008
1.70%	1,254	17,573	6,636	2,684	-	-	-	28,933
1.75%	22,922	126,326	193,813	244,732	-	-	-	432,826
1.80%	4,710	21,209	80,068	42,241	-	-	-	65,371
1.85%	1,808	13,714	36,844	30,900	-	-	-	41,452
1.90%	1,688	7,907	1,052	2	-	-	-	15,000
1.95%	5,626	19,601	81,947	129,214	-	-	-	66,099
2.00%	2,293	17,725	13,843	16,912	-	-	-	65,389
2.05%	336	2,511	12,945	22,839	-	-	-	21,190
2.10%	3,059	10,713	9,384	13,042	-	-	-	19,575
2.15%	2,017	8,200	8,732	4,381	-	-	-	31,628
2.20%	227	8,267	41,854	82,196	-	-	-	27,012
2.25%	90	2,779	4,001	3,873	-	-	-	9,523
2.30%	1,156	8,134	11,656	43,198	-	-	-	16,899
2.35%	136	14,990	286	3,297	-	-	-	39,661
2.40%	73	1,004	5,215	17,945	-	-	-	8,867
2.45%	563	2,976	649	834	-	-	-	6,242
2.50%	113	6,600	536	3,517	-	-	-	4,019
2.55%	-	1,083	2,292	6,142	-	-	-	774
2.60%	-	2,066	570	-	-	-	-	2,882
2.65%	185	153	1,079	3,274	-	-	-	2,558
2.70%	-	1,168	-	-	-	-	-	838
2.75%	-	566	1	13	-	-	-	3,389
2.80%	-	516	-	-	-	-	-	15,309
2.85%	-	-	37	-	-	-	-	53
2.90%	-	-	-	-	-	-	-	509
2.95%	-	-	-	-	-	-	-	168
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$164,877	$686,337	$1,367,323	$1,277,537	$747	$959	$60	$2,132,863

	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVIGS	OVMS	OVB

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	326	165	-	438	407
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	401	10,382	-	-	-
1.05%	-	-	-	16	2,123	-	-	-
1.10%	-	-	-	913	4,320	1	-	-
1.15%	-	-	-	5,331	66,846	2,082	-	-
1.20%	-	-	-	71	-	-	-	-
1.25%	-	-	-	3,656	6,249	137	-	-
1.30%	107	-	-	6,012	69,963	10,950	322,521	230,744
1.35%	-	-	-	1,332	28,714	120	-	-
1.40%	93	-	197	7,472	19,314	1,379	146,533	136,663
1.45%	-	-	-	1,010	7,494	1,772	-	-
1.50%	-	55	-	1,617	7,971	5,398	-	-
1.55%	-	-	-	9,186	44,901	1,975	-	-
1.60%	-	-	-	647	5,429	2,228	-	-
1.65%	-	-	-	42	4,401	622	-	-
1.70%	-	-	-	589	10,031	8	-	-
1.75%	-	40	-	7,559	43,295	7,683	-	-
1.80%	-	78	-	737	4,085	657	-	-
1.85%	-	-	-	554	3,553	1,230	-	-
1.90%	-	-	-	-	9,002	84	-	-
1.95%	-	-	-	949	4,104	9,724	-	-
2.00%	-	-	-	223	6,341	173	-	-
2.05%	-	-	-	201	3,192	1,066	-	-
2.10%	-	-	-	535	2,429	502	-	-
2.15%	-	-	-	633	4,786	121	-	-
2.20%	-	-	-	2,425	1,410	1,317	-	-
2.25%	-	-	-	182	939	46	-	-
2.30%	-	-	-	2,575	1,891	3,110	-	-
2.35%	-	-	-	335	3,493	-	-	-
2.40%	-	-	-	701	1,055	2,991	-	-
2.45%	-	-	-	235	-	-	-	-
2.50%	-	-	-	128	-	242	-	-
2.55%	-	-	-	-	-	114	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	196	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	38	371	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$200	$173	$197	$56,631	$378,445	$55,732	$469,492	$367,814

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.40%	$129	$-	$987	$459	$546	$-	$270	$-
0.60%	2,903	-	2,670	668	-	-	-	-
0.65%	-	-	-	-	2,294	-	510	-
0.75%	-	1,096	-	-	4,888	-	810	-
0.80%	2,365	-	-	150	-	725	-	420
0.85%	-	882	-	-	8,296	-	2,524	-
0.95%	-	7,368	-	-	2,421	-	2,794	-
1.05%	-	5,938	-	-	2,933	-	3,886	-
1.10%	-	3,595	-	-	50,576	-	10,299	-
1.15%	-	158,568	-	-	429,931	-	128,861	-
1.20%	-	1,029	-	-	4,752	-	93	-
1.25%	-	48,722	-	-	37,834	-	14,880	-
1.30%	1,340,516	87,677	-	133,546	197,964	80,028	134,946	111,874
1.35%	-	64,390	-	-	108,987	-	54,116	-
1.40%	618,206	10,804	-	33,613	44,598	23,711	6,086	19,496
1.45%	-	34,877	-	-	41,145	-	22,694	-
1.50%	-	101,272	-	-	153,347	-	84,288	-
1.55%	-	122,143	-	-	441,110	-	139,280	-
1.60%	-	44,907	-	-	60,696	-	31,914	-
1.65%	-	21,924	-	-	85,468	-	24,262	-
1.70%	-	7,045	-	-	47,044	-	7,616	-
1.75%	-	119,564	-	-	917,416	-	229,312	-
1.80%	-	29,202	-	-	85,402	-	27,564	-
1.85%	-	19,158	-	-	87,825	-	46,335	-
1.90%	-	2,884	-	-	10,681	-	9,929	-
1.95%	-	48,864	-	-	132,522	-	72,233	-
2.00%	-	6,711	-	-	127,309	-	18,170	-
2.05%	-	10,340	-	-	33,918	-	18,474	-
2.10%	-	14,379	-	-	52,050	-	38,751	-
2.15%	-	3,207	-	-	88,004	-	7,795	-
2.20%	-	35,132	-	-	53,993	-	34,721	-
2.25%	-	702	-	-	14,664	-	1,799	-
2.30%	-	8,996	-	-	37,481	-	23,550	-
2.35%	-	865	-	-	83,876	-	7,867	-
2.40%	-	8,499	-	-	29,767	-	5,232	-
2.45%	-	269	-	-	13,592	-	4,404	-
2.50%	-	1,500	-	-	13,808	-	2,970	-
2.55%	-	2,585	-	-	14,324	-	15,023	-
2.60%	-	2,726	-	-	5,387	-	6,394	-
2.65%	-	190	-	-	2,825	-	3,343	-
2.70%	-	-	-	-	4,446	-	-	-
2.75%	-	245	-	-	2,857	-	1,125	-
2.80%	-	-	-	-	1,402	-	1,970	-
2.85%	-	-	-	-	244	-	-	-
2.90%	-	-	-	-	817	-	-	-
2.95%	-	-	-	-	646	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	142	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,964,119	$1,038,255	$3,657	$168,436	$3,540,228	$104,464	$1,247,090	$131,790

	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD

0.40%	$-	$-	$413	$55	$5,869	$7,797	$227	$117
0.60%	-	-	748	-	3,139	2,020	8	381
0.65%	-	-	15	-	4,079	4,525	-	-
0.75%	-	-	3,387	1,200	16,636	14,803	-	-
0.80%	492	-	-	63	383	-	-	-
0.85%	-	157	1,153	1,358	29,642	19,733	-	-
0.95%	-	713	-	-	5,284	1,488	-	-
1.05%	-	716	-	249	6,393	2,290	-	-
1.10%	-	269	1,286	3,197	65,340	8,379	-	-
1.15%	-	30,796	41,964	45,920	480,301	239,476	-	688
1.20%	-	273	-	-	1,954	95	-	-
1.25%	-	4,033	986	4,426	37,165	14,262	-	16
1.30%	11,620	-	68,325	71,598	1,325,233	1,078,090	-	8,665
1.35%	-	7,768	19,695	13,270	136,376	105,974	-	66
1.40%	5,864	2,489	4,915	6,496	69,869	33,301	-	-
1.45%	-	4,741	3,480	4,520	65,915	33,500	-	26
1.50%	-	3,856	105,323	34,972	423,632	387,148	-	1,869
1.55%	-	28,421	23,029	25,720	378,430	85,670	-	619
1.60%	-	18,659	120,657	34,203	225,741	313,760	-	1,525
1.65%	-	3,383	14,627	7,223	108,040	64,147	-	243
1.70%	-	707	1,779	389	25,201	2,024	-	-
1.75%	-	14,626	148,257	61,868	1,432,438	1,038,731	-	1,194
1.80%	-	9,251	38,057	10,025	125,951	95,107	-	521
1.85%	-	1,071	15,988	4,980	291,008	242,092	-	10,765
1.90%	-	1,710	-	147	14,524	3,058	-	-
1.95%	-	4,101	52,267	17,057	370,868	264,198	-	2,579
2.00%	-	2,235	32,794	3,276	103,413	28,417	-	-
2.05%	-	212	16,850	8,095	71,853	81,610	-	139
2.10%	-	902	26,681	6,439	70,951	56,885	-	139
2.15%	-	659	2,948	2,308	51,617	27,796	-	97
2.20%	-	957	42,496	15,982	141,781	173,226	-	542
2.25%	-	443	3,827	1,459	15,517	3,926	-	-
2.30%	-	44	13,079	5,990	86,849	105,335	-	22
2.35%	-	-	196	-	44,404	5,930	-	-
2.40%	-	122	7,257	1,884	22,773	16,936	-	1,630
2.45%	-	524	465	843	12,772	8,082	-	25
2.50%	-	-	826	249	11,035	10,019	-	1
2.55%	-	-	6,830	1,974	12,895	13,721	-	-
2.60%	-	-	391	-	1,598	3,090	-	-
2.65%	-	-	15	-	2,618	1,470	-	-
2.70%	-	-	-	-	2,479	568	-	-
2.75%	-	37	-	123	1,009	311	-	-
2.80%	-	-	-	-	689	728	-	-
2.85%	-	-	-	-	847	518	-	-
2.90%	-	-	-	-	360	-	-	-
2.95%	-	-	-	-	269	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	62	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$17,976	$143,875	$821,006	$397,558	$6,305,202	$4,600,236	$235	$31,869

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	PMVHYD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS

0.40%	$801	$-	$-	$-	$-	$-	$742	$429
0.60%	87	-	-	-	-	-	124	231
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	490	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	760	1,006	-	-	-
1.05%	-	168	-	15	1,723	-	-	-
1.10%	-	82	-	126	770	-	-	32
1.15%	-	7,087	744	7,328	12,847	347	-	16,911
1.20%	-	19	-	-	3	-	-	-
1.25%	-	1,766	506	4,401	2,823	4,072	-	352
1.30%	-	-	-	-	5,393	-	-	32,312
1.35%	-	950	-	88	1,999	1,708	-	1,808
1.40%	-	378	433	753	3,889	-	-	224
1.45%	-	1,212	343	990	1,145	-	-	98
1.50%	-	1,035	674	290	3,451	-	-	11,624
1.55%	-	11,703	252	4,330	18,237	73	-	818
1.60%	-	-	40	4,971	1,091	-	-	12,759
1.65%	-	207	-	133	1,853	-	-	364
1.70%	-	525	-	856	6,635	-	-	-
1.75%	-	8,702	506	346	8,612	-	-	22,180
1.80%	-	1,034	198	4,842	2,827	-	-	1,044
1.85%	-	450	368	864	2,604	-	-	2,025
1.90%	-	689	-	376	2,873	-	-	-
1.95%	-	1,369	-	-	2,430	-	-	14,928
2.00%	-	-	-	-	2,291	-	-	653
2.05%	-	307	693	12	1,972	-	-	2,636
2.10%	-	2,245	-	-	1,452	-	-	881
2.15%	-	-	-	-	2,379	-	-	630
2.20%	-	-	-	15	2,100	-	-	12,137
2.25%	-	195	-	54	260	-	-	673
2.30%	-	12	-	158	181	-	-	81
2.35%	-	-	-	-	2,929	-	-	-
2.40%	-	-	-	-	710	-	-	3,879
2.45%	-	155	-	-	152	-	-	243
2.50%	-	-	-	-	56	-	-	170
2.55%	-	-	-	-	-	-	-	66
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$888	$40,290	$4,757	$31,708	$97,183	$6,200	$866	$140,188

	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV

0.40%	$248	$123	$-	$-	$-	$16,815	$2,874	$11,893
0.60%	766	750	-	-	-	5,615	1,491	4,219
0.65%	119	-	-	-	-	-	-	-
0.75%	8,029	1,915	-	-	1,824	-	-	-
0.80%	2,396	40	58	1,525	1,930	-	-	-
0.85%	16,434	2,067	-	-	140	-	-	-
0.95%	7,718	-	-	-	-	-	-	-
1.05%	3,702	11	-	-	292	-	-	-
1.10%	6,094	491	-	-	4,095	-	-	-
1.15%	188,043	47,006	-	-	13,845	-	-	-
1.20%	788	-	-	-	4	-	-	-
1.25%	16,207	563	-	-	1,749	-	-	-
1.30%	581,910	119,481	101,257	254,190	377,223	-	-	-
1.35%	68,063	11,140	-	-	6,341	-	-	-
1.40%	128,111	9,576	54,399	97,487	99,901	-	-	-
1.45%	19,905	672	-	-	2,752	-	-	-
1.50%	213,910	46,066	-	-	16,403	-	-	-
1.55%	168,218	41,969	-	-	25,797	-	-	-
1.60%	130,592	37,422	-	-	8,195	-	-	-
1.65%	84,716	7,630	-	-	7,548	-	-	-
1.70%	29,077	2,694	-	-	41	-	-	-
1.75%	295,210	60,945	-	-	14,304	-	-	-
1.80%	64,851	8,799	-	-	17,555	-	-	-
1.85%	111,220	16,396	-	-	7,953	-	-	-
1.90%	13,408	126	-	-	-	-	-	-
1.95%	125,142	27,823	-	-	8,954	-	-	-
2.00%	33,244	4,112	-	-	2,493	-	-	-
2.05%	51,812	19,686	-	-	6,922	-	-	-
2.10%	53,814	34,731	-	-	8,852	-	-	-
2.15%	7,867	1,616	-	-	1,246	-	-	-
2.20%	84,398	30,945	-	-	35,431	-	-	-
2.25%	2,731	990	-	-	377	-	-	-
2.30%	26,421	7,789	-	-	2,011	-	-	-
2.35%	3,800	-	-	-	1,210	-	-	-
2.40%	27,514	3,651	-	-	7,390	-	-	-
2.45%	864	452	-	-	1,852	-	-	-
2.50%	3,302	329	-	-	-	-	-	-
2.55%	15,295	3,233	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	6,781	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	371	91	-	-	8,563	-	-	-
2.80%	6,121	-	-	-	565	-	-	-
2.85%	613	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,609,825	$551,330	$155,714	$353,202	$693,758	$22,430	$4,365	$16,112

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	WRASP	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP

0.40%	$1,167	$319	$2,674	$43	$11,934	$118,692	$199,047	$29,925
0.60%	3,878	2,401	1,433	12	94	4,237	1,173	560
0.65%	51	-	97	-	-	-	-	-
0.75%	5,264	1,023	605	-	-	-	-	-
0.80%	1,325	-	-	-	-	-	-	-
0.85%	1,163	2,077	257	-	-	-	-	-
0.95%	540	-	-	-	-	-	-	-
1.05%	1,552	-	-	-	-	-	-	-
1.10%	10,004	1,264	547	-	-	-	-	-
1.15%	139,447	90,063	27,510	-	-	-	-	-
1.20%	19	66	-	-	-	-	-	-
1.25%	39,925	6,713	1,717	-	-	-	-	-
1.30%	418,377	239,020	105,251	-	-	-	-	-
1.35%	96,300	32,005	24,843	-	-	-	-	-
1.40%	43,577	36,428	5,268	-	-	-	-	-
1.45%	32,733	27,790	4,323	-	-	-	-	-
1.50%	552,351	136,240	92,877	-	-	-	-	-
1.55%	147,127	59,618	14,671	-	-	-	-	-
1.60%	455,994	190,942	87,189	-	-	-	-	-
1.65%	59,486	27,209	12,210	-	-	-	-	-
1.70%	7,544	1,116	1,089	-	-	-	-	-
1.75%	761,432	183,509	155,407	-	-	-	-	-
1.80%	191,774	46,962	18,340	-	-	-	-	-
1.85%	51,146	73,898	22,240	-	-	-	-	-
1.90%	2,777	16,831	2,415	-	-	-	-	-
1.95%	371,998	91,080	60,250	-	-	-	-	-
2.00%	84,426	26,540	5,890	-	-	-	-	-
2.05%	54,124	37,690	20,853	-	-	-	-	-
2.10%	87,781	13,502	8,626	-	-	-	-	-
2.15%	37,361	5,254	2,201	-	-	-	-	-
2.20%	250,688	75,178	31,283	-	-	-	-	-
2.25%	16,974	5,817	736	-	-	-	-	-
2.30%	50,346	20,519	18,929	-	-	-	-	-
2.35%	2,249	4,987	441	-	-	-	-	-
2.40%	57,089	21,889	8,814	-	-	-	-	-
2.45%	4,076	1,843	902	-	-	-	-	-
2.50%	4,265	1,976	2,207	-	-	-	-	-
2.55%	14,666	21,931	2,409	-	-	-	-	-
2.60%	436	520	-	-	-	-	-	-
2.65%	8,461	2,140	1,754	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	579	2,853	252	-	-	-	-	-
2.80%	179	1,465	-	-	-	-	-	-
2.85%	633	-	230	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,071,284	$1,510,678	$746,740	$55	$12,028	$122,929	$200,220	$30,485

	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	OVGS3	OVGS4

0.40%	$-	$-	$427	$-	$-	$-	$-	$-
0.60%	-	-	762	-	-	-	-	-
0.65%	-	-	161	-	-	-	-	-
0.75%	-	-	467	-	-	-	-	522
0.80%	-	-	227	-	-	-	527	-
0.85%	-	-	3,447	-	-	-	-	420
0.95%	-	-	651	-	-	-	-	3,512
1.05%	-	-	881	-	-	-	-	2,770
1.10%	-	-	13,322	87	-	-	-	2,012
1.15%	-	-	49,127	-	351	71	-	72,114
1.20%	-	-	-	-	-	-	-	423
1.25%	-	-	5,415	-	3,446	-	-	12,035
1.30%	12	3,840	183,352	-	-	-	203,036	34,390
1.35%	-	-	21,473	-	-	-	-	32,564
1.40%	549	277	13,610	-	-	199	41,814	4,737
1.45%	-	-	7,415	-	-	-	-	17,537
1.50%	-	-	79,714	-	-	-	-	37,550
1.55%	-	-	69,727	-	-	-	-	51,626
1.60%	-	-	45,883	-	-	374	-	17,712
1.65%	-	-	18,557	-	-	-	-	12,221
1.70%	-	-	1,223	-	-	-	-	2,511
1.75%	-	-	182,630	-	-	36	-	52,991
1.80%	-	-	15,218	-	-	-	-	11,215
1.85%	-	-	35,939	-	-	-	-	8,209
1.90%	-	-	2,508	-	-	-	-	1,195
1.95%	-	-	53,902	-	-	-	-	15,323
2.00%	-	-	12,428	-	-	-	-	5,071
2.05%	-	-	12,982	-	-	-	-	3,360
2.10%	-	-	23,694	-	-	-	-	7,550
2.15%	-	-	2,043	-	-	-	-	1,216
2.20%	-	-	29,964	-	-	-	-	15,393
2.25%	-	-	2,835	-	-	-	-	166
2.30%	-	-	15,426	-	-	-	-	3,846
2.35%	-	-	2,095	-	-	-	-	827
2.40%	-	-	8,278	-	-	-	-	849
2.45%	-	-	1,860	-	-	-	-	41
2.50%	-	-	1,908	-	-	-	-	215
2.55%	-	-	3,151	-	-	-	-	907
2.60%	-	-	4,442	-	-	-	-	1,310
2.65%	-	-	521	-	-	-	-	87
2.70%	-	-	179	-	-	-	-	-
2.75%	-	-	251	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$561	$4,117	$928,095	$87	$3,797	$680	$245,377	$434,427

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GEM6	GIG3	NVMIG3

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	8	-	-	-	-
0.65%	-	-	56	-	-	-	-	-
0.75%	-	-	729	134	-	341	-	-
0.80%	129	107	242	472	287	-	340	497
0.85%	-	-	912	762	-	622	-	-
0.95%	76	952	681	1,343	-	342	-	-
1.05%	219	377	878	489	-	223	-	-
1.10%	838	6,443	2,942	1,177	-	979	-	-
1.15%	13,399	50,827	63,943	52,381	-	30,849	-	-
1.20%	97	270	164	34	-	72	-	-
1.25%	1,267	6,266	6,482	5,084	-	3,562	-	-
1.30%	10,462	13,297	95,893	54,786	51,814	13,164	63,634	98,610
1.35%	3,857	13,347	23,815	11,611	-	9,748	-	-
1.40%	3,703	4,690	24,029	15,934	10,022	1,338	36,338	44,587
1.45%	2,342	10,965	20,251	9,992	-	7,767	-	-
1.50%	2,938	12,952	49,962	37,463	-	29,152	-	-
1.55%	19,254	57,143	39,637	47,356	-	23,465	-	-
1.60%	1,060	3,858	62,821	28,203	-	23,200	-	-
1.65%	1,727	7,428	17,831	10,120	-	8,114	-	-
1.70%	757	8,563	3,421	2,485	-	1,247	-	-
1.75%	11,283	69,944	86,932	48,659	-	40,329	-	-
1.80%	3,024	10,596	37,781	23,488	-	6,464	-	-
1.85%	1,078	6,418	15,838	22,402	-	6,220	-	-
1.90%	1,067	3,313	533	1,716	-	837	-	-
1.95%	2,887	10,825	24,336	9,645	-	14,081	-	-
2.00%	1,766	11,130	8,069	5,500	-	3,390	-	-
2.05%	158	889	5,512	2,615	-	4,666	-	-
2.10%	2,058	5,890	4,550	3,074	-	13,203	-	-
2.15%	1,203	4,266	3,640	1,984	-	1,965	-	-
2.20%	170	4,267	19,151	15,750	-	17,851	-	-
2.25%	47	1,506	1,658	467	-	1,066	-	-
2.30%	566	4,277	4,844	6,231	-	3,622	-	-
2.35%	61	9,982	137	445	-	524	-	-
2.40%	199	686	449	95	-	211	-	-
2.45%	309	1,555	95	1,032	-	1,281	-	-
2.50%	55	5,701	656	-	-	349	-	-
2.55%	-	599	1,219	625	-	2,336	-	-
2.60%	-	1,108	273	-	-	986	-	-
2.65%	90	89	866	159	-	1,648	-	-
2.70%	-	648	-	-	-	-	-	-
2.75%	-	321	-	11	-	-	-	-
2.80%	-	319	-	-	-	319	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	57	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$88,146	$351,871	$631,228	$423,732	$62,123	$275,533	$100,312	$143,694

	GVDIV3	GVDIV6	ACVVS1

0.40%	$-	$89	$-
0.60%	-	-	-
0.65%	-	128	-
0.75%	-	991	-
0.80%	59	-	-
0.85%	-	679	-
0.95%	-	827	-
1.05%	-	438	-
1.10%	-	7,010	-
1.15%	-	41,903	-
1.20%	-	380	-
1.25%	-	2,741	-
1.30%	13,868	33,061	9
1.35%	-	7,918	-
1.40%	7,073	1,664	-
1.45%	-	4,206	-
1.50%	-	17,967	-
1.55%	-	33,617	-
1.60%	-	5,663	-
1.65%	-	7,610	-
1.70%	-	4,484	-
1.75%	-	77,691	-
1.80%	-	3,800	-
1.85%	-	7,895	-
1.90%	-	3,432	-
1.95%	-	15,662	-
2.00%	-	7,592	-
2.05%	-	5,124	-
2.10%	-	3,803	-
2.15%	-	2,240	-
2.20%	-	7,193	-
2.25%	-	943	-
2.30%	-	4,794	-
2.35%	-	3,288	-
2.40%	-	1,258	-
2.45%	-	1,155	-
2.50%	-	3,303	-
2.55%	-	478	-
2.60%	-	431	-
2.65%	-	787	-
2.70%	-	52	-
2.75%	-	-	-
2.80%	-	401	-
2.85%	-	-	-
2.90%	-	-	-
2.95%	-	-	-
3.00%	-	-	-
3.05%	-	-	-
3.10%	-	-	-
3.40%	-	-	-

	$21,000	$322,698	$9

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $971,905,312 and $927,915,455, respectively, and total transfers from the Account to the fixed account were $173,561,568 and $227,209,766, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $14,025,741 and $15,596,840 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

For guaranteed minimum death benefits, the Company contributed $3,350,109 and $4,697,906 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $6,518,850 and $5,377,846 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•	Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$45,160,449,892	$-	$-	$45,160,449,892

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$17,583	$86,428
VPS Dynamic Asset Allocation Portfolio - Class A ( ALVDAA )	139,796	41,072
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	8,188,453	552,852
VP Inflation Protection Fund - Class I ( ACVIP1 )	160,406	6,368
Growth Fund - Class 1 ( AFGF )	811,793	845,136
High-Income Bond Fund - Class 1 ( AFHY )	2,005,277	2,157,026
Managed Risk Asset Allocation Fund - Class P2 ( AVPAP2 )	388,093,058	6,041,832
U.S. Government/AAA-Rated Securities Fund - Class 1 ( AFGC )	55,196	101,791
Global Allocation V.I. Fund - Class III ( MLVGA3 )	121,171,977	4,416,561
Money Market Portfolio(TM) ( CHSMM )	5,426,066	6,243,835
VIP Value Series: Service Class ( DWVVLS )	379,707	26,704
VIP Small Cap Value Series: Service Class ( DWVSVS )	22,616,910	4,589,521
Stock Index Fund, Inc. - Initial Shares ( DSIF )	8,285,343	28,616,018
Stock Index Fund, Inc. - Service Shares ( DSIFS )	13,750,224	34,892,690
Socially Responsible Growth Fund Inc - Initial Shares ( DSRG )	4,156,433	5,401,576
Floating-Rate Income Fund ( ETVFR )	31,831,073	10,583,751
VIP Real Estate Portfolio: Service Class 2 ( FRESS2 )	507,391	20,288
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	2,519,031	663,604
VA International Equity Fund ( HVIE )	3,316,241	1,552,933
VA Situs Fund ( HVSIT )	8,606,741	8,792,898
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	7,323,175	884,126
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	2,364,486	6,032,584
Balanced-Risk Allocation Fund: Series I Shares ( IVBRA1 )	164,704	1,410
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	3,044,909	4,019,881
Balanced Portfolio: Service Shares ( JABS )	985,952	1,771,207
Enterprise Portfolio: Service Shares ( JAMGS )	114,717	705
Forty Portfolio: Service Shares ( JACAS )	52,771,346	28,613,943
Global Technology Portfolio: Service Shares ( JAGTS )	17,127,328	8,369,418
Overseas Portfolio: Service Shares ( JAIGS )	16,499,273	11,254,260
Retirement Emerging Markets Equity Portfolio - Service Shares ( LZREMS )	14,946,361	645,974
Investors Growth Stock Series - Service Class ( MIGSC )	602,669	1,688,104
New Discovery Series - Service Class ( MNDSC )	11,893,111	7,748,880
Utilities Series - Service Class ( MVUSC )	95,391	2,627
Value Series - Service Class ( MVFSC )	24,249,325	45,825,809
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	36,959,297	6,347,749
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	1,808,514	451,980
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	2,956,002	4,240,768
Emerging Markets Debt Portfolio - Class I ( MSEM )	152,584	393,909
Emerging Markets Debt Portfolio - Class II ( MSEMB )	206,967	129,489
Global Real Estate Portfolio - Class II ( VKVGR2 )	218,172	44,186
U.S. Real Estate Portfolio - Class I ( MSVRE )	1,165	6,940
U.S. Real Estate Portfolio - Class II ( MSVREB )	52	1,339
American Funds NVIT Managed Asset Allocation Fund Class II ( NAMAA2 )	187,293,937	72,388
American Funds NVIT Managed Growth-Income Fund Class II ( NAMGI2 )	21,687,304	32,571
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	8,772,566	7,202,504
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	33,565,593	25,832,498
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	249,015,276	78,223,014
American Funds NVIT Bond Fund - Class II ( GVABD2 )	296,409,710	85,272,929
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	31,719,598	12,989,267
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	43,302,760	17,460,707
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	266,197,617	118,391,597
Federated NVIT High Income Bond Fund - Class I ( HIBF )	110,745,485	45,825,794
NVIT Emerging Markets Fund - Class I ( GEM )	14,550,419	2,279,913
NVIT Emerging Markets Fund - Class II ( GEM2 )	66,772,934	5,298,807
NVIT International Equity Fund - Class I ( GIG )	25,080,001	1,817,809
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	13,028,107	3,076,829
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	14,245,298	12,485,879
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	6,953,973	10,065,967
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	932,380	2,262,872
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	3,604,639	46,913,066
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	20,559,427	4,740,172
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	240,086,260	34,695,101
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	195,797,694	158,799,934
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	93,906,133	78,929,396
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	167,449,864	139,290,482
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	60,009,031	43,126,246
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	83,916,878	42,334,397
NVIT Core Bond Fund - Class I ( NVCBD1 )	2,065,977	978,659
NVIT Core Bond Fund - Class II ( NVCBD2 )	12,890,180	23,833,853
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	19,224,073	6,246,639
NVIT Nationwide Fund - Class I ( TRF )	2,087,321	16,594,015
NVIT Nationwide Fund - Class II ( TRF2 )	6,191,612	39,061,438
NVIT Government Bond Fund - Class I ( GBF )	36,320,388	77,606,140
American Century NVIT Growth Fund - Class I ( CAF )	904,151	4,093,263
American Century NVIT Growth Fund -Class II ( CAF2 )	14,541,508	4,935,657

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT International Index Fund - Class II ( GVIX2 )	63,670	673
NVIT International Index Fund - Class VIII ( GVIX8 )	12,976,068	2,492,700
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	14,895,108	42,885,680
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	164,307,913	10,864,954
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	76,556,305	68,107,416
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	81,338,048	92,550,857
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	53,615,949	272,957,270
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	19,771,563	193,004,830
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	66,241,114	58,230,216
NVIT Mid Cap Index Fund - Class I ( MCIF )	24,495,465	12,472,954
NVIT Money Market Fund - Class I ( SAM )	205,465,313	205,124,603
NVIT Multi-Manager International Growth Fund - Class I ( NVMIG1 )	37,489,780	3,195,103
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	16,206,746	29,358,804
NVIT Multi-Manager International Value Fund - Class I ( GVDIVI )	5,105,556	538,213
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	75,181,081	8,929,904
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	1,949,769	2,969,087
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	13,241,467	19,448,194
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	1,608,539	1,509,179
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	23,151,768	10,366,499
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	23,473,740	25,522,273
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	21,934,034	22,881,945
NVIT Multi-Manager Mid Cap Value Fund - Class I ( NVMMV1 )	23,223	1,106
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	82,512,861	42,801,095
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	1,480,908	1,831,762
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	9,326,509	5,284,410
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	4,024,364	7,881,194
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	8,648,258	6,902,283
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	12,099,475	10,166,093
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	10,455,152	7,771,661
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	42,385,255	16,397,654
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	32,816,990	15,287,282
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	41,860,896	47,377,486
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	29,879,344	42,311,469
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	34,032,543	31,726,462
Invesco NVIT Comstock Value Fund - Class I ( EIF )	237,495	12,171
Invesco NVIT Comstock Value Fund - Class II ( EIF2 )	13,865,409	23,248,420
NVIT Real Estate Fund - Class I ( NVRE1 )	20,530,547	6,486,026
NVIT Real Estate Fund - Class II ( NVRE2 )	54,377,019	10,023,152
Loring Ward NVIT Moderate Fund - Class II ( NVLM2 )	1,510,531	104,550
Loring Ward NVIT Capital Appreciation Fund - Class II ( NVLCA2 )	158,224	1,054
NVIT Cardinal(SM) Managed Growth Fund - Class II ( NCPG2 )	562,981,035	639,817
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II ( NCPGI2 )	291,195,915	3,499,750
NVIT Investor Destinations Managed Growth Fund: Class II ( IDPG2 )	348,186,867	1,393,133
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2 )	190,703,100	345,816
NVIT Small Cap Index Fund Class II ( NVSIX2 )	15,935,902	1,091,168
NVIT S&P 500 Index Fund Class II ( GVEX2 )	120,072,862	4,600,136
TOPS Managed Risk Balanced ETF Portfolio - Class 4 ( NOTB4 )	6,754,832	779,937
TOPS Managed Risk Growth ETF Portfolio - Class 4 ( NOTG4 )	4,400,451	1,525,888
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	7,764,471	342,813
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class ( PMVFHA )	113,050	2,371
Real Return Portfolio - Advisor Class ( PMVRA )	25,546	5,220
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	168,748	43,836
VPS Growth and Income Portfolio - Class B ( ALVGIB )	394,445	1,694,135
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	91,420	11,891
VPS Small/Mid Cap Value Portfolio - Class B ( ALVSVB )	23,740,221	16,250,899
VP Balanced Fund - Class I ( ACVB )	5,302,391	4,219,168
VP Capital Appreciation Fund - Class I ( ACVCA )	19,231	17,098
VP Income & Growth Fund - Class I ( ACVIG )	2,178,265	3,513,904
VP Income & Growth Fund - Class II ( ACVIG2 )	599,992	1,005,910
VP Inflation Protection Fund - Class II ( ACVIP2 )	38,162,394	37,571,723
VP International Fund - Class I ( ACVI )	39,736	41,644
VP International Fund - Class III ( ACVI3 )	5,127	5,083
VP Mid Cap Value Fund - Class I ( ACVMV1 )	2,789,025	3,010,406
VP Mid Cap Value Fund - Class II ( ACVMV2 )	34,158,661	14,203,383
Mid Cap Stock Portfolio- Service Shares ( DVMCSS )	10,849,500	1,623,287
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	9,780,343	25,669,585
Appreciation Portfolio - Initial Shares ( DCAP )	2,341,114	7,066,157
Appreciation Portfolio - Service Shares ( DCAPS )	13,276,145	19,058,023
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	114,840	298,791
Growth and Income Portfolio - Initial Shares ( DGI )	608,857	2,208,999
Managed Tail Risk Fund II: Service Shares ( FCA2S )	293,705	361,928
Quality Bond Fund II - Primary Shares ( FQB )	857,666	1,681,527
Quality Bond Fund II - Service Shares ( FQBS )	2,137,470	5,931,907
Contrafund(R)Portfolio - Service Class 2 ( FC2 )	79,470	79,473
Equity-Income Portfolio - Initial Class ( FEIP )	14,869,350	45,746,719
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	281,377	1,893,844
High Income Portfolio - Initial Class ( FHIP )	2,410,840	5,955,353
VIP Asset Manager Portfolio - Initial Class ( FAMP )	8,467,210	18,080,069
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	23,287,375	16,145,307
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	33,458,414	17,301,677
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,347,011	1,484,494
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	26,066,473	10,301,581
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	2,373,426	1,752,729
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	26,186,688	27,955,899
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	1,470,970	1,679,035
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	13,700,286	4,781,467
VIP Growth Portfolio - Initial Class ( FGP )	1,759,503	45,631,446
VIP Growth Portfolio - Service Class 2 ( FG2 )	71,386,354	18,601,937
VIP High Income Portfolio - Initial Class R ( FHIPR )	2,928,573	4,558,564
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	3,882,189	5,334,082
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	26,560,308	54,441,268
VIP Mid Cap Portfolio - Service Class ( FMCS )	1,836,290	5,714,257
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	18,010,797	34,008,120
VIP Overseas Portfolio - Initial Class ( FOP )	704,210	7,237,537
VIP Overseas Portfolio - Initial Class R ( FOPR )	1,431,920	3,345,060
VIP Overseas Portfolio - Service Class 2 ( FO2 )	21,931	497,335
VIP Overseas Portfolio - Service Class 2 R ( FO2R )	13,069,811	8,473,984
VIP Value Strategies Portfolio - Service Class ( FVSS )	326,741	2,100,044
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	78,264,321	10,364,510
Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	2,346,290	10,137,858
Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	16,699,251	30,800,240
Mutual Global Discovery Securities Fund - Class 2 ( FTVMD2 )	284,036	23,239
Templeton Developing Markets Securities Fund - Class 2 ( FTVDM2 )	18,138,402	2,941,165
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	71,470,096	11,444,487
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2 )	145,857,480	3,749,749
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	34,014,386	4,862,835
Franklin Strategic Income Securities Fund: Class 2 ( FTVSI2 )	282,004	2,461
Franklin High Income Securities Fund: Class 2 ( FTVHI2 )	914,915	418,215
Structured Small Cap Equity Fund: Service Shares ( GVSSCS )	14,057	1,782
Short Duration Bond Portfolio - I Class Shares ( AMTB )	8,602,990	38,378,700
Growth Portfolio - I Class Shares ( AMTG )	1,555	3,307
International Portfolio - S Class Shares ( AMINS )	56,410	13,237

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )		170	1,045
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )		1,369,933	1,742,138
Socially Responsive Portfolio - I Class Shares ( AMSRS )		809,208	6,862,880
International Growth Fund/VA- Service Shares ( OVIGS )		10,603,656	65,401
Capital Income Fund/VA - Non-Service Shares ( OVMS )		896,317	4,986,025
Core Bond Fund/VA - Non-Service Shares ( OVB )		2,275,960	4,186,606
Global Securities Fund/VA - Non-Service Shares ( OVGS )		65,392,621	20,083,242
Global Securities Fund/VA - Service Class ( OVGSS )		103,045,068	5,835,631
International Growth Fund/VA - Non-Service Shares ( OVIG )		405,156	14,698
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )		1,808,992	1,597,034
Main Street Fund(R)/VA - Service Class ( OVGIS )		8,729,115	44,440,485
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )		4,376,296	3,623,232
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )		35,001,931	14,120,130
Discovery Mid Cap Growth Fund/VA - Non-Service Shares ( OVAG )		944,338	3,316,181
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )		471,617	370,317
Global Strategic Income Fund/VA: Service Shares ( OVSBS )		1,937,219	2,241,067
All Asset Portfolio - Advisor Class ( PMVAAD )		12,789,917	7,818,789
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )		3,066,817	10,612,151
Low Duration Portfolio - Advisor Class ( PMVLAD )		55,186,135	34,463,307
Total Return Portfolio - Advisor Class ( PMVTRD )		45,470,386	22,272,244
CommodityRealReturn(R) Strategy Portfolio - Advisor Class ( PMVRSD )		85,442	976
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class ( PMVEBD )		6,124,416	868,847
Variable Insurance Trust - High Yield Portfolio - Advisor Class ( PMVHYD )		908,449	837,177
VT Growth & Income Fund: Class IB ( PVGIB )		117,841	679,640
VT International Equity Fund: Class IB ( PVTIGB )		3,018	53,704
VT Voyager Fund: Class IB ( PVTVB )		622,845	696,776
VI American Franchise Fund - Series II Shares ( ACEG2 )		1,547,445	3,063,819
Diversified Stock Fund Class A Shares ( VYDS )		6,699	38,899
Small-Cap Portfolio - Investment Class ( ROCSC )		321,662	12,397
Variable Fund - Multi-Hedge Strategies ( RVARS )		12,599,698	2,286,339
Blue Chip Growth Portfolio - II ( TRBCG2 )		40,120	41,241
Equity Income Portfolio - II ( TREI2 )		65,972	65,228
Health Sciences Portfolio - II ( TRHS2 )		77,774,035	25,271,213
Limited-Term Bond Portfolio - II ( TRLT2 )		2,510	2,515
VIP Trust - Global Hard Assets Fund- Service Class ( VWHAS )		20,353,223	14,266,095
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class ( VWBF )		3,398,396	3,376,961
VIP Trust Emerging Markets Fund - Initial Class ( VWEM )		4,498,507	5,205,049
VIP Trust Global Hard Assets Fund - Initial Class ( VWHA )		71,234	9,142,314
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility ( WRPMAV )		5,715,509	193,337
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility ( WRPMCV )		433,264	15,047
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility ( WRPMMV )		2,894,400	271,819
Variable Insurance Portfolios - Asset Strategy ( WRASP )		95,844,854	12,453,790
Variable Insurance Portfolios - High Income ( WRHIP )		59,456,134	44,829,536
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )		22,014,827	1,655,119
Variable Insurance Portfolios - Pathfinder Aggressive ( WRPAP )		40,992	150
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )		890,005	433,337
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )		4,524,619	1,055,665
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )		8,349,436	2,683,839
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )		1,037,554	701,786
Advantage VT Discovery Fund ( SVDF )		5,065	8,998
Advantage VT Opportunity Fund - Class 2 ( SVOF )		42,621	72,286
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		24,230,125	7,923,555
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )		1,029	1,762
Advantage VT Total Return Bond Fund - Class 2 ( WFVTRB )		4,144	3,799
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )		8,453	10,981
Global Securities Fund/VA - Class 3 (obsolete) ( OVGS3 )		445,193	58,319,992
Global Securities Fund/VA - Class 4 (obsolete) ( OVGS4 )		4,476,019	92,521,258
Templeton Developing Markets Securities Fund - Class 3 (obsolete) ( FTVDM3 )		262,621	18,845,200
Templeton Foreign Securities Fund - Class 3 (obsolete) ( TIF3 )		697,051	72,805,385
Templeton Global Bond Securities Fund - Class 3 (obsolete) ( FTVGI3 )		2,438,693	131,186,697
Federated NVIT High Income Bond Fund - Class III (obsolete) ( HIBF3 )		7,711,857	96,267,783
NVIT Emerging Markets Fund - Class III (obsolete) ( GEM3 )		253,986	16,145,135
NVIT Emerging Markets Fund - Class VI (obsolete) ( GEM6 )		4,026,696	58,282,883
NVIT International Equity Fund - Class III (obsolete) ( GIG3 )		740,167	25,084,671
NVIT Multi-Manager International Growth Fund - Class III (obsolete) ( NVMIG3 )		394,691	35,249,701
NVIT Multi-Manager International Value Fund - Class III (obsolete) ( GVDIV3 )		206,523	5,212,316
NVIT Multi-Manager International Value Fund - Class VI (obsolete) ( GVDIV6 )		2,465,326	67,431,763
VP Vista(SM) Fund - Class I (obsolete) ( ACVVS1 )		296	2,664

	Total	$7,607,287,843	$4,374,095,105

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2014	0.95% to 1.05%	26,168	$19.89 to $ 19.66	$516,473	0.00%	6.56% to 6.45%
2013	0.95% to 1.05%	29,458	18.67 to 18.47	545,847	0.00%	34.12% to 33.98%
2012	0.95% to 1.05%	29,102	13.92 to 13.79	402,340	0.00%	14.59% to 14.47%
2011	0.95% to 1.45%	32,647	12.15 to 11.64	393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2014	0.40% to 0.60%	10,220	10.98 to 10.95	112,134	0.89%	4.03% to 3.82%
2013	0.40%	1,477	10.56	15,595	0.36%	5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2014	1.10% to 2.65%	1,392,186	11.60 to 11.12	15,847,152	0.40%	3.06% to 1.45%
2013	1.15% to 2.60%	742,493	11.25 to 10.97	8,266,416	0.30%	10.65% to 9.02%
2012	1.15% to 2.55%	196,701	10.16 to 10.07	1,991,149	0.09%	1.64% to 0.68%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2014	0.40% to 0.60%	21,218	9.38 to 9.35	198,937	1.58%	3.16% to 2.96%
2013	0.40% to 0.60%	5,112	9.09 to 9.08	46,489	0.76%	-9.06% to -9.18%	****
Growth Fund - Class 1 (AFGF)
2014	1.30%	106,861	117.92	12,601,077	1.44%	7.37%
2013	1.30%	112,638	109.82	12,370,410	1.18%	28.74%
2012	1.30%	125,616	85.31	10,715,793	1.06%	16.65%
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
High-Income Bond Fund - Class 1 (AFHY)
2014	1.30%	21,295	57.09	1,215,827	4.36%	-0.51%
2013	1.30%	24,207	57.38	1,389,069	7.34%	5.51%
2012	1.30%	35,854	54.39	1,950,049	7.73%	12.42%
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2014	0.40% to 2.75%	65,640,615	11.38 to 10.94	798,451,750	0.07%	2.50% to 0.08%
2013	0.40% to 2.55%	32,981,115	11.10 to 11.87	395,954,374	2.15%	11.03% to 17.51%	****
2012	1.15% to 2.30%	1,300,941	10.12 to 10.10	13,160,237	1.27%	1.22% to 1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2014	1.30%	25,113	35.65	895,197	1.33%	3.87%
2013	1.30%	26,433	34.32	907,146	0.87%	-4.14%
2012	1.30%	30,588	35.80	1,095,025	1.20%	0.88%
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
Global Allocation V.I. Fund - Class III (MLVGA3)
2014	0.40% to 2.85%	22,411,842	16.15 to 14.02	336,749,454	2.54%	1.52% to -0.97%
2013	0.40% to 2.65%	16,742,221	15.91 to 14.30	251,321,137	1.27%	13.96% to 11.38%
2012	0.65% to 2.65%	11,530,622	13.83 to 12.84	154,015,464	1.60%	9.25% to 7.05%
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
Money Market Portfolio(TM) (CHSMM)
2014	0.75% to 1.55%	884,847	9.75 to 9.76	8,890,073	0.01%	-0.74% to -1.54%
2013	0.65% to 1.55%	949,742	9.88 to 9.91	9,707,822	0.01%	-0.64% to -1.54%
2012	0.65% to 1.55%	1,047,948	9.94 to 10.06	10,825,869	0.01%	-0.64% to -1.54%
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
VIP Value Series: Service Class (DWVVLS)
2014	0.40% to 0.60%	47,661	13.22 to 13.18	629,639	1.24%	13.25% to 13.02%
2013	0.40% to 0.60%	19,338	11.68 to 11.66	225,706	0.00%	16.78% to 16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.40% to 2.75%	1,869,070	12.95 to 12.44	23,690,053	0.26%	5.20% to 2.71%
2013	0.40% to 2.65%	466,331	12.31 to 12.12	5,692,293	0.00%	23.09% to 21.23%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.80% to 1.40%	5,106,390	41.17 to 47.01	243,861,596	1.74%	12.52% to 11.84%
2013	0.80% to 1.40%	5,646,503	36.59 to 42.03	241,002,392	1.84%	30.97% to 30.18%
2012	0.80% to 1.40%	6,373,721	27.94 to 32.29	208,787,008	2.02%	14.81% to 14.11%
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2014	0.40% to 2.80%	7,085,178	16.00 to 19.37	169,352,638	1.48%	12.65% to 9.94%
2013	0.40% to 2.70%	8,091,350	14.20 to 19.50	174,125,566	1.62%	31.18% to 28.15%
2012	0.40% to 2.85%	7,884,652	10.82 to 13.70	131,104,877	1.82%	15.01% to 12.18%
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	0.80% to 1.40%	1,151,261	$32.19 to $ 37.39	$45,614,538	1.06%	12.55% to 11.86%
2013	0.80% to 1.40%	1,265,074	28.60 to 33.42	44,786,596	1.26%	33.27% to 32.46%
2012	0.80% to 1.40%	1,435,555	21.46 to 25.23	38,303,631	0.82%	11.08% to 10.40%
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
Floating-Rate Income Fund (ETVFR)
2014	0.40% to 2.75%	2,099,789	10.15 to 9.81	20,901,456	3.22%	0.17% to -1.86%	****
2013	0.40% to 0.60%	16,659	10.13 to 10.12	168,751	1.47%	1.34% to 1.20%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2014	0.40% to 0.60%	57,644	11.60 to 11.56	667,305	2.50%	29.28% to 29.02%
2013	0.40% to 0.60%	14,671	8.97 to 8.96	131,494	2.12%	-10.27% to -10.39%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	0.40% to 2.85%	571,852	10.84 to 11.27	6,651,026	0.04%	3.53% to 0.98%
2013	0.40% to 2.30%	406,175	10.47 to 11.27	4,622,209	0.09%	4.67% to 10.96%	****
2012	1.15% to 2.20%	55,968	10.23 to 10.16	570,936	0.00%	2.33% to 1.61%	****
VA International Equity Fund (HVIE)
2014	0.40% to 2.65%	1,319,092	11.76 to 10.69	14,796,809	2.13%	-7.06% to -9.16%
2013	0.40% to 2.65%	1,179,976	12.65 to 11.77	14,418,065	1.70%	22.41% to 19.65%
2012	0.40% to 2.50%	917,015	10.33 to 9.87	9,259,820	1.50%	13.58% to 11.18%
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2014	0.40% to 2.55%	2,049,869	17.47 to 15.95	34,123,200	0.51%	-2.46% to -4.56%
2013	0.40% to 2.60%	2,149,202	17.91 to 16.68	37,089,198	0.35%	31.39% to 28.49%
2012	0.40% to 2.65%	1,678,205	13.63 to 12.97	22,301,050	0.00%	22.13% to 19.37%
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2014	0.40% to 2.75%	984,626	13.30 to 12.48	12,646,474	0.00%	3.75% to 1.30%
2013	0.40% to 2.65%	571,438	12.82 to 12.34	7,167,431	0.61%	27.95% to 25.06%
2012	0.40% to 2.65%	153,532	10.02 to 9.87	1,525,895	0.00%	0.19% to -1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2014	0.75% to 2.75%	1,552,810	14.17 to 13.42	21,539,179	0.00%	6.88% to 4.73%
2013	0.75% to 2.75%	1,802,302	13.26 to 12.81	23,558,853	0.22%	35.58% to 32.85%
2012	0.75% to 2.85%	2,201,353	9.78 to 9.64	21,398,232	0.00%	-2.23% to -3.64%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2014	0.40% to 0.60%	20,089	10.46 to 10.42	209,848	0.00%	5.49% to 5.28%
2013	0.40%	5,179	9.92	51,350	1.57%	-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2014	0.80% to 1.40%	629,150	26.96 to 25.28	16,042,419	0.79%	14.19% to 13.50%
2013	0.80% to 1.40%	706,041	23.61 to 22.27	15,844,686	0.92%	31.24% to 30.45%
2012	0.80% to 1.40%	597,636	17.99 to 17.07	10,278,714	0.98%	19.41% to 18.69%
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
Balanced Portfolio: Service Shares (JABS)
2014	0.95% to 2.20%	481,380	23.08 to 21.63	11,224,356	1.50%	7.21% to 5.86%
2013	0.95% to 2.20%	528,268	21.53 to 20.44	11,547,602	1.97%	18.66% to 17.17%
2012	0.95% to 2.20%	637,267	18.14 to 17.44	11,759,269	2.54%	12.30% to 10.88%
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
Enterprise Portfolio: Service Shares (JAMGS)
2014	0.40% to 0.60%	9,705	13.64 to 13.59	132,135	0.02%	11.79% to 11.57%
2013	0.40% to 0.60%	836	12.20 to 12.18	10,189	0.04%	21.97% to 21.80%	****
Forty Portfolio: Service Shares (JACAS)
2014	0.40% to 2.80%	6,633,166	14.32 to 23.70	149,619,507	0.03%	8.03% to 5.43%
2013	0.40% to 2.80%	7,528,794	13.26 to 22.48	160,065,223	0.58%	30.36% to 27.22%
2012	0.40% to 2.95%	8,531,781	10.17 to 17.41	141,263,768	0.59%	23.36% to 20.20%
2011	0.40% to 2.95%	8,157,179	8.24 to 14.48	111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.40% to 2.75%	3,355,733	13.79 to 13.81	36,917,587	0.00%	8.91% to 6.34%
2013	0.40% to 2.65%	2,738,469	12.66 to 13.01	27,240,388	0.00%	26.60% to 31.81%	****
2012	0.75% to 2.55%	2,402,225	10.00 to 9.87	17,312,385	0.00%	-0.02% to -1.25%	****
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Overseas Portfolio: Service Shares (JAIGS)
2014	0.75% to 2.80%	3,311,550	$9.86 to $ 23.77	$63,697,356	5.76%	-12.76% to -14.56%
2013	0.75% to 2.65%	3,552,741	11.30 to 29.98	76,740,060	3.02%	13.42% to 11.25%
2012	0.75% to 2.65%	4,239,187	9.96 to 26.94	80,356,795	0.91%	-0.39% to 10.17%	****
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.40% to 2.85%	1,378,884	9.41 to 9.35	12,697,617	4.80%	-5.02% to -6.46%	****
2013	0.40% to 0.60%	4,129	9.90 to 9.89	40,843	2.84%	-0.97% to -1.11%	****
Investors Growth Stock Series - Service Class (MIGSC)
2014	0.95% to 2.55%	315,243	21.12 to 21.19	7,570,883	0.28%	10.06% to 8.28%
2013	0.95% to 2.55%	379,071	19.19 to 19.57	8,313,066	0.41%	28.82% to 26.74%
2012	0.95% to 2.80%	480,417	14.89 to 13.71	8,220,030	0.22%	15.57% to 13.41%
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
New Discovery Series - Service Class (MNDSC)
2014	0.40% to 2.65%	1,676,490	13.34 to 12.55	21,619,518	0.00%	-7.86% to -9.95%
2013	0.40% to 2.65%	1,688,392	14.47 to 13.93	23,938,810	0.00%	40.65% to 37.48%
2012	0.40% to 2.55%	250,099	10.29 to 10.14	2,551,639	0.00%	2.90% to 1.41%	****
Utilities Series - Service Class (MVUSC)
2014	0.40% to 0.60%	9,548	11.82 to 11.78	112,560	2.41%	12.02% to 11.79%
2013	0.40%	1,989	10.55	20,979	1.31%	5.48%	****
Value Series - Service Class (MVFSC)
2014	0.40% to 3.05%	14,263,480	15.88 to 21.53	384,539,770	1.32%	9.76% to 6.84%
2013	0.40% to 3.05%	15,568,092	14.46 to 20.15	386,356,234	0.99%	35.05% to 31.46%
2012	0.40% to 3.20%	16,598,824	10.71 to 15.10	308,624,081	1.41%	15.42% to 12.17%
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.40% to 2.80%	11,397,673	15.64 to 13.96	168,757,596	1.84%	0.73% to -1.70%
2013	0.40% to 2.80%	9,380,271	15.53 to 14.20	139,601,593	1.42%	27.12% to 24.06%
2012	0.40% to 2.65%	6,568,051	12.22 to 11.50	77,870,623	1.47%	15.47% to 12.85%
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.80% to 1.40%	197,375	13.54 to 12.85	2,562,783	2.72%	6.99% to 6.35%
2013	0.80% to 1.40%	94,101	12.66 to 12.08	1,143,334	3.69%	-1.11% to -1.71%
2012	0.80% to 1.40%	114,987	12.80 to 12.29	1,420,643	4.60%	8.56% to 7.90%
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2014	0.95% to 2.55%	1,156,982	13.98 to 11.48	15,005,462	3.00%	6.54% to 4.82%
2013	0.95% to 2.55%	1,277,247	13.12 to 10.95	15,607,321	3.45%	-1.52% to -3.12%
2012	0.95% to 2.70%	1,488,971	13.32 to 11.13	18,531,355	4.40%	8.15% to 6.24%
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	0.80% to 1.40%	85,072	28.61 to 25.73	2,214,822	5.47%	2.10% to 1.49%
2013	0.80% to 1.40%	98,656	28.02 to 25.35	2,529,866	4.00%	-9.48% to -10.03%
2012	0.80% to 1.40%	119,137	30.95 to 28.18	3,393,878	2.84%	17.02% to 16.31%
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2014	0.40% to 2.05%	44,687	9.31 to 20.82	815,841	5.10%	2.48% to 0.78%
2013	0.60% to 2.05%	35,082	9.07 to 20.66	766,339	4.05%	-9.31% to -10.63%	****
2012	1.10% to 2.05%	40,884	25.46 to 23.12	1,006,127	2.77%	16.58% to 15.45%
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
Global Real Estate Portfolio - Class II (VKVGR2)
2014	0.40% to 2.55%	25,692	10.43 to 10.41	275,172	0.77%	13.40% to 10.95%
2013	0.40% to 2.55%	8,643	9.20 to 9.39	82,016	3.95%	-8.04% to 0.02%	****
2012	1.75% to 2.55%	6,184	9.81 to 9.38	59,694	0.53%	27.67% to 26.62%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
U.S. Real Estate Portfolio - Class II (MSVREB)
2013	1.35%	27	27.39	739	0.86%	0.38%
2012	1.35%	27	27.28	737	0.55%	14.06%
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2014	0.40% to 2.85%	18,774,801	$9.99 to $ 9.87	$186,508,714	2.13%	-0.13% to -1.28%	****
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2014	1.15% to 2.75%	2,143,787	10.15 to 10.07	21,714,913	2.24%	1.48% to 0.71%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.80% to 1.40%	2,467,526	23.45 to 22.66	56,170,444	1.99%	12.21% to 11.54%
2013	0.80% to 1.40%	2,696,763	20.90 to 20.32	54,995,928	1.81%	30.84% to 30.05%
2012	0.80% to 1.40%	3,121,609	15.97 to 15.62	48,909,691	0.95%	13.74% to 13.05%
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2014	0.40% to 2.85%	7,970,170	23.74 to 20.62	177,443,963	1.84%	12.50% to 9.73%
2013	0.40% to 2.95%	8,531,980	21.11 to 18.70	170,779,673	1.70%	31.15% to 27.79%
2012	0.40% to 3.30%	9,244,748	16.09 to 14.44	142,658,402	0.80%	13.99% to 10.66%
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.40% to 3.10%	366,259,790	20.04 to 12.52	5,277,274,067	0.96%	4.57% to 1.74%
2013	0.40% to 3.10%	352,795,401	19.17 to 12.30	4,915,430,706	1.30%	22.79% to 19.46%
2012	0.40% to 3.25%	331,857,633	15.61 to 10.19	3,804,061,084	1.32%	15.25% to 11.95%
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.40% to 3.10%	152,420,112	11.78 to 10.04	1,761,545,398	1.28%	4.56% to 1.72%
2013	0.40% to 3.10%	135,018,265	11.27 to 9.87	1,507,737,411	1.87%	-2.96% to -5.59%
2012	0.40% to 3.30%	106,649,138	11.61 to 10.32	1,236,279,493	2.29%	4.55% to 1.49%
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.40% to 2.85%	14,633,884	13.94 to 13.54	221,909,548	0.73%	1.43% to -1.07%
2013	0.40% to 2.95%	13,261,501	13.74 to 13.58	200,905,979	0.40%	28.13% to 24.85%
2012	0.40% to 3.30%	11,903,007	10.73 to 10.61	142,527,413	0.88%	21.60% to 18.05%
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.40% to 2.85%	25,379,860	14.39 to 12.95	367,777,799	0.46%	7.63% to 4.99%
2013	0.40% to 2.95%	23,231,955	13.37 to 12.23	316,995,054	0.33%	29.09% to 25.79%
2012	0.40% to 3.30%	21,178,621	10.35 to 9.49	226,732,776	0.22%	16.93% to 13.52%
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.40% to 3.10%	152,683,209	15.20 to 11.71	2,022,271,032	0.81%	9.79% to 6.81%
2013	0.40% to 3.10%	141,379,875	13.84 to 10.96	1,724,502,696	1.03%	32.44% to 28.85%
2012	0.40% to 3.30%	135,436,985	10.45 to 8.41	1,257,381,268	1.07%	16.59% to 13.19%
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.40% to 2.75%	3,331,749	9.91 to 16.04	66,619,379	5.02%	-0.94% to -0.27%	****
2013	0.95% to 2.15%	255,684	18.96 to 18.59	5,137,094	6.06%	6.06% to 4.77%
2012	0.95% to 2.15%	317,408	17.88 to 17.75	6,043,995	7.51%	13.47% to 12.09%
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.40% to 1.40%	578,521	9.35 to 20.95	12,154,794	1.23%	-5.88% to -6.83%
2013	0.40% to 1.40%	14,366	9.93 to 22.48	236,988	1.18%	-0.70% to -0.66%	****
2012	0.80% to 1.40%	8,617	24.38 to 22.63	196,533	0.46%	16.28% to 15.57%
2011	0.80% to 1.40%	14,503	20.97 to 19.58	285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
NVIT Emerging Markets Fund - Class II (GEM2)
2014	0.75% to 2.80%	2,054,838	9.68 to 24.80	59,811,178	1.26%	-3.23% to -8.37%	****
2013	1.15% to 2.25%	28,105	34.04 to 30.14	924,616	0.92%	-0.73% to -1.83%
2012	1.15% to 2.25%	32,659	34.28 to 30.70	1,087,434	0.21%	15.64% to 14.35%
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
NVIT International Equity Fund - Class I (GIG)
2014	0.40% to 1.40%	1,638,422	11.13 to 13.55	22,381,242	2.55%	-0.85% to -1.84%
2013	0.40% to 1.40%	8,336	11.23 to 13.81	101,582	0.68%	12.25% to 16.18%	****
2012	0.80% to 1.40%	3,168	12.80 to 11.88	38,015	0.84%	14.68% to 13.99%
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	0.40% to 2.75%	4,306,729	$9.86 to $8.10	$37,716,834	3.65%	-1.12% to -3.45%
2013	0.40% to 2.75%	3,288,584	9.97 to 8.39	29,543,767	0.54%	17.09% to 14.33%
2012	0.40% to 2.75%	3,157,577	8.51 to 7.34	24,533,603	0.60%	14.76% to 12.05%
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to - 12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.80% to 1.40%	6,161,181	13.76 to 13.22	81,826,962	0.87%	5.75% to 5.11%
2013	0.80% to 1.40%	7,038,080	13.02 to 12.58	88,865,814	1.01%	42.67% to 41.81%
2012	0.80% to 1.40%	7,916,101	9.12 to 8.87	70,427,668	1.41%	16.00% to 15.30%
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2014	0.40% to 2.65%	2,346,283	13.85 to 12.01	30,361,971	0.75%	6.13% to 3.74%
2013	0.40% to 2.80%	2,987,351	13.05 to 11.47	36,797,573	0.94%	42.96% to 39.52%
2012	0.40% to 2.75%	2,768,451	9.13 to 8.24	24,154,968	1.40%	16.37% to 13.62%
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2014	0.80% to 1.40%	175,685	15.77 to 15.15	2,677,715	0.81%	9.72% to 9.05%
2013	0.80% to 1.40%	271,583	14.38 to 13.89	3,790,960	0.91%	37.66% to 36.82%
2012	0.80% to 1.40%	234,137	10.44 to 10.15	2,387,237	1.29%	10.60% to 9.93%
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2014	0.40% to 3.05%	10,053,530	16.89 to 13.44	149,785,781	0.79%	10.07% to 7.14%
2013	0.40% to 3.05%	13,130,785	15.35 to 12.55	178,916,238	0.69%	38.00% to 34.33%
2012	0.40% to 3.20%	15,266,456	11.12 to 9.27	152,375,245	1.04%	10.94% to 7.81%
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2014	0.75% to 2.75%	4,780,265	20.97 to 11.64	59,819,242	2.25%	3.71% to 1.62%
2013	0.75% to 2.70%	3,708,333	20.22 to 11.48	45,281,166	1.36%	28.50% to 25.98%
2012	0.75% to 2.60%	2,931,734	15.73 to 9.16	28,162,711	1.04%	15.28% to 13.13%
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2014	0.40% to 3.10%	170,119,173	14.19 to 11.23	2,131,595,271	2.37%	3.88% to 1.06%
2013	0.40% to 3.10%	159,209,883	13.66 to 11.11	1,940,345,195	1.72%	14.20% to 11.10%
2012	0.40% to 3.10%	145,128,586	11.96 to 10.00	1,561,559,296	1.57%	10.62% to 7.61%
2011	0.40% to 3.25%	128,328,881	10.81 to 9.24	1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2014	0.40% to 3.00%	230,201,524	14.78 to 11.52	2,934,450,319	2.44%	4.28% to 1.56%
2013	0.40% to 3.00%	237,108,265	14.17 to 11.34	2,929,764,084	1.59%	20.76% to 17.61%
2012	0.40% to 3.00%	233,768,591	11.74 to 9.64	2,418,598,441	1.37%	13.19% to 10.23%
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2014	0.65% to 2.85%	62,574,511	13.43 to 10.77	737,227,944	2.19%	2.66% to 0.39%
2013	0.65% to 3.05%	63,620,813	13.09 to 10.60	736,273,959	1.73%	4.25% to 1.73%
2012	0.65% to 3.05%	67,968,499	12.55 to 10.42	761,069,541	1.92%	6.80% to 4.21%
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2014	0.40% to 3.40%	229,287,740	14.48 to 11.11	2,900,569,131	2.39%	4.15% to 1.01%
2013	0.40% to 3.40%	234,566,759	13.91 to 11.00	2,881,167,187	1.67%	17.33% to 13.80%
2012	0.40% to 3.40%	212,166,284	11.85 to 9.67	2,246,273,889	1.45%	11.92% to 8.54%
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2014	0.75% to 3.05%	31,438,275	14.55 to 11.42	397,258,417	2.42%	3.78% to 1.37%
2013	0.75% to 3.05%	33,028,201	14.02 to 11.26	405,457,133	1.46%	23.34% to 20.49%
2012	0.75% to 3.05%	36,890,388	11.37 to 9.35	369,237,595	1.20%	13.72% to 11.08%
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2014	0.40% to 2.95%	69,676,994	$13.84 to $11.18	$859,787,324	2.36%	3.67% to 1.01%
2013	0.40% to 2.95%	68,643,015	13.35 to 11.07	826,294,932	1.77%	10.79% to 7.96%
2012	0.40% to 2.95%	65,866,801	12.05 to 10.25	723,179,275	1.73%	9.60% to 6.79%
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.80% to 1.40%	271,564	12.99 to 12.48	3,406,018	3.45%	4.21% to 3.58%
2013	0.80% to 1.40%	190,072	12.47 to 12.05	2,298,921	2.07%	-2.70% to -3.28%
2012	0.80% to 1.40%	263,240	12.81 to 12.46	3,289,537	3.36%	6.89% to 6.24%
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
NVIT Core Bond Fund - Class II (NVCBD2)
2014	0.40% to 3.05%	8,368,425	13.31 to 10.95	101,507,614	2.38%	4.26% to 1.49%
2013	0.40% to 3.05%	9,372,371	12.77 to 10.79	109,949,098	2.34%	-2.52% to -5.11%
2012	0.40% to 3.05%	9,816,211	13.10 to 11.37	119,381,480	2.62%	7.05% to 4.20%
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2014	0.40% to 2.70%	4,904,620	14.50 to 12.15	64,579,296	2.30%	4.46% to 2.05%
2013	0.40% to 2.70%	3,944,916	13.88 to 11.91	50,288,214	1.66%	-2.44% to -4.69%
2012	0.40% to 2.70%	3,683,753	14.23 to 12.50	48,657,773	2.17%	6.69% to 4.22%
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
NVIT Nationwide Fund - Class I (TRF)
2014	0.80% to 1.40%	1,636,013	33.40 to 36.29	135,171,460	1.15%	11.25% to 10.58%
2013	0.80% to 1.40%	1,835,389	30.02 to 32.82	135,786,101	1.30%	30.05% to 29.27%
2012	0.80% to 1.40%	2,096,623	23.09 to 25.39	119,341,085	1.37%	13.30% to 12.61%
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
NVIT Nationwide Fund - Class II (TRF2)
2014	0.40% to 3.05%	6,491,200	14.04 to 16.86	140,987,217	0.87%	11.37% to 8.41%
2013	0.40% to 3.05%	8,102,028	12.61 to 15.55	158,792,423	1.02%	30.27% to 26.80%
2012	0.65% to 3.20%	9,811,244	9.45 to 12.08	148,902,932	1.11%	13.11% to 10.20%
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
NVIT Government Bond Fund - Class I (GBF)
2014	0.40% to 3.05%	16,944,271	12.41 to 10.63	271,504,303	1.93%	4.15% to 1.38%
2013	0.40% to 3.05%	20,054,696	11.92 to 10.49	305,167,631	1.88%	-4.44% to -6.98%
2012	0.40% to 3.20%	22,621,715	12.47 to 11.11	368,323,060	2.12%	2.64% to -0.25%
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
American Century NVIT Growth Fund - Class I (CAF)
2014	0.40% to 1.40%	1,270,746	13.20 to 26.25	36,871,450	0.35%	10.88% to 9.77%
2013	0.40% to 1.40%	1,371,740	11.90 to 23.92	36,296,848	0.66%	19.02% to 27.92%	****
2012	0.80% to 1.40%	1,556,489	17.41 to 18.70	32,162,891	0.54%	13.11% to 12.42%
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
American Century NVIT Growth Fund - Class II (CAF2)
2014	0.40% to 2.75%	3,719,227	14.76 to 13.52	52,518,246	0.49%	10.60% to 7.99%
2013	0.40% to 2.65%	2,980,072	13.34 to 12.55	38,538,816	1.01%	28.89% to 25.98%
2012	0.40% to 2.80%	2,300,514	10.35 to 9.94	23,350,674	0.98%	13.32% to 10.59%
2011	0.40% to 2.55%	1,133,015	9.13 to 9.00	10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class II (GVIX2)
2014	0.40%	5,529	10.39	57,426	3.50%	-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2014	0.65% to 2.65%	4,101,560	8.92 to 8.73	39,378,317	3.12%	-6.80% to -8.67%
2013	0.65% to 2.60%	3,121,010	9.57 to 9.60	32,543,493	3.00%	20.22% to 17.87%
2012	0.65% to 2.75%	2,316,939	7.96 to 8.06	20,283,307	2.53%	17.44% to 14.95%
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.40% to 3.05%	9,151,603	21.56 to 18.63	212,106,942	1.59%	4.57% to 1.78%
2013	0.40% to 3.05%	10,396,960	20.61 to 18.31	232,623,098	1.52%	26.74% to 23.37%
2012	0.75% to 3.05%	12,793,695	10.08 to 14.84	229,284,249	1.39%	15.03% to 12.36%
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.40% to 2.95%	79,083,321	$16.36 to $14.12	$1,215,729,285	1.79%	4.17% to 1.50%
2013	0.40% to 3.05%	69,467,461	15.70 to 13.85	1,036,338,855	1.87%	12.97% to 9.97%
2012	0.40% to 3.05%	54,359,537	13.90 to 12.59	725,544,444	1.98%	8.95% to 6.04%
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.40% to 3.00%	84,721,057	18.69 to 16.08	1,487,768,339	1.71%	4.79% to 2.06%
2013	0.40% to 3.00%	85,633,495	17.83 to 15.76	1,450,611,221	1.78%	19.02% to 15.91%
2012	0.40% to 3.00%	82,215,483	14.98 to 13.60	1,182,944,342	1.83%	11.80% to 8.88%
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.60% to 2.75%	47,834,340	13.07 to 11.87	667,796,025	1.80%	3.27% to 1.03%
2013	0.65% to 2.80%	50,261,670	11.96 to 11.68	685,620,454	1.75%	4.15% to 1.90%
2012	0.65% to 2.80%	50,903,848	11.48 to 11.46	672,166,296	1.95%	4.49% to 2.22%
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.40% to 3.00%	143,660,270	13.62 to 15.35	2,678,450,645	1.66%	4.76% to 2.03%
2013	0.40% to 3.00%	155,762,593	13.00 to 15.05	2,804,955,904	1.71%	16.16% to 13.13%
2012	0.40% to 3.05%	155,508,138	11.19 to 13.24	2,443,754,059	1.64%	10.37% to 7.42%
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.40% to 3.05%	46,994,555	13.65 to 17.27	1,026,988,892	1.61%	4.54% to 1.76%
2013	0.40% to 3.05%	55,228,742	13.06 to 16.98	1,164,979,300	1.58%	21.89% to 18.65%
2012	0.65% to 3.00%	67,732,226	10.57 to 14.38	1,179,694,762	1.55%	13.02% to 10.34%
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.40% to 3.00%	52,322,609	13.27 to 13.51	858,154,256	1.80%	4.32% to 1.60%
2013	0.40% to 3.00%	52,936,074	12.73 to 13.30	841,943,865	1.73%	10.05% to 7.18%
2012	0.40% to 3.05%	54,508,202	11.56 to 12.35	794,778,742	1.72%	7.61% to 4.74%
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.40% to 2.75%	4,963,956	18.66 to 26.71	152,227,565	1.10%	8.98% to 6.41%
2013	0.40% to 2.65%	4,806,703	17.12 to 27.77	136,319,618	1.14%	32.52% to 29.52%
2012	0.40% to 2.75%	4,886,268	12.92 to 19.40	105,624,395	1.09%	17.00% to 14.24%
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
NVIT Money Market Fund - Class I (SAM)
2014	0.40% to 2.90%	52,507,000	9.93 to 8.20	618,897,252	0.00%	-0.40% to -2.90%
2013	0.40% to 2.95%	51,823,152	9.97 to 8.39	618,554,973	0.00%	-0.40% to -2.95%
2012	0.40% to 3.30%	55,839,551	10.01 to 8.34	669,400,136	0.00%	-0.40% to -3.31%
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.80% to 1.40%	3,252,855	9.74 to 9.70	31,573,613	1.05%	-2.58% to -2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	0.40% to 3.05%	13,009,367	12.25 to 9.62	138,699,946	2.12%	-1.75% to -4.36%
2013	0.40% to 3.05%	15,025,508	12.47 to 10.06	164,321,828	0.99%	20.59% to 17.39%
2012	0.40% to 3.20%	17,611,397	10.34 to 8.51	161,275,138	0.33%	15.06% to 11.82%
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.80% to 1.40%	451,831	9.06 to 9.02	4,077,594	1.77%	-9.42% to -9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2014	0.40% to 2.85%	3,915,281	9.07 to 13.14	59,443,203	2.68%	-9.34% to -12.25%	****
2013	0.95% to 2.10%	30,305	15.62 to 16.25	519,923	2.15%	19.90% to 18.51%
2012	0.95% to 2.10%	35,976	13.03 to 13.71	517,528	0.12%	15.93% to 14.58%
2011	0.95% to 2.10%	44,925	11.24 to 11.97	559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.80% to 1.40%	708,684	15.20 to 14.60	10,408,893	0.47%	9.55% to 8.89%
2013	0.80% to 1.40%	831,103	13.88 to 13.41	11,200,675	0.76%	33.66% to 32.86%
2012	0.80% to 1.40%	904,873	10.38 to 10.09	9,170,528	0.45%	15.42% to 14.72%
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2014	0.40% to 3.05%	8,723,839	$15.50 to $ 12.85	$124,086,141	0.24%	9.71% to 6.79%
2013	0.40% to 3.05%	9,742,636	14.13 to 12.03	127,555,037	0.50%	33.88% to 30.32%
2012	0.40% to 3.20%	10,753,793	10.55 to 9.16	106,290,589	0.22%	15.67% to 12.42%
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.80% to 1.40%	296,761	16.82 to 16.35	4,868,741	1.21%	9.63% to 8.97%
2013	0.80% to 1.40%	320,482	15.34 to 15.00	4,820,743	1.43%	34.36% to 33.54%
2012	0.80% to 1.40%	284,923	11.42 to 11.24	3,208,201	1.25%	16.87% to 16.16%
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2014	0.40% to 2.75%	5,883,975	15.50 to 12.45	79,361,366	1.09%	9.80% to 7.21%
2013	0.40% to 2.65%	5,423,937	14.12 to 11.68	67,465,993	1.25%	34.49% to 31.45%
2012	0.40% to 2.80%	5,175,853	10.50 to 8.82	48,453,793	1.19%	17.12% to 14.29%
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.80% to 1.40%	12,805,808	15.26 to 14.66	188,821,261	0.00%	3.20% to 2.58%
2013	0.80% to 1.40%	14,421,413	14.79 to 14.29	207,116,635	0.00%	37.83% to 37.00%
2012	0.80% to 1.40%	16,471,475	10.73 to 10.43	172,515,313	0.00%	13.98% to 13.29%
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2014	0.40% to 3.05%	8,653,958	15.10 to 12.87	123,447,811	0.00%	3.31% to 0.56%
2013	0.40% to 3.05%	9,737,422	14.61 to 12.80	135,678,865	0.00%	38.05% to 34.38%
2012	0.40% to 3.20%	11,668,408	10.59 to 9.46	118,934,528	0.00%	14.18% to 10.97%
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2014	0.40%	1,719	13.85	23,808	1.99%	16.68%
2013	0.40%	329	11.87	3,905	1.33%	18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.65% to 3.05%	18,226,226	18.22 to 15.48	315,118,479	1.36%	16.26% to 13.45%
2013	0.65% to 3.05%	20,097,001	15.67 to 13.65	301,002,162	1.16%	34.80% to 31.54%
2012	0.40% to 3.20%	22,970,709	12.07 to 10.30	257,001,207	1.09%	15.88% to 12.61%
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.80% to 1.40%	608,105	11.46 to 10.49	6,466,067	0.00%	1.99% to 1.37%
2013	0.80% to 1.40%	729,385	11.24 to 10.35	7,636,699	0.00%	43.14% to 42.27%
2012	0.80% to 1.40%	896,886	7.85 to 7.27	6,598,263	0.00%	12.53% to 11.85%
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2014	0.40% to 2.80%	1,159,126	14.41 to 17.52	25,535,194	0.00%	2.13% to -0.33%
2013	0.40% to 2.65%	1,124,666	14.11 to 19.65	24,462,929	0.00%	43.37% to 40.14%
2012	0.40% to 2.80%	1,133,372	9.84 to 12.56	17,482,428	0.00%	12.64% to 9.92%
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.40% to 1.40%	1,020,116	13.34 to 34.85	35,935,394	0.51%	6.59% to 5.52%
2013	0.80% to 1.40%	1,227,066	36.32 to 33.03	41,046,063	0.82%	39.28% to 38.44%
2012	0.80% to 1.40%	1,335,920	26.08 to 23.86	32,239,790	0.82%	19.48% to 18.76%
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2014	0.40% to 2.75%	1,133,233	18.92 to 25.82	37,480,517	0.29%	6.34% to 3.83%
2013	0.40% to 2.70%	1,171,234	17.80 to 28.23	36,924,190	0.67%	39.46% to 36.25%
2012	0.40% to 2.90%	1,031,471	12.76 to 17.99	23,534,009	0.53%	19.82% to 16.81%
2011	0.40% to 2.90%	1,135,796	10.65 to 15.40	22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.40% to 1.40%	1,418,968	12.98 to 53.60	75,492,828	0.16%	0.41% to -0.60%
2013	0.60% to 1.40%	1,570,642	12.91 to 53.92	85,139,423	0.13%	29.06% to 38.94%	****
2012	0.80% to 1.40%	1,793,384	43.04 to 38.81	70,518,786	0.15%	14.58% to 13.88%
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2014	0.40% to 2.65%	1,594,729	$16.24 to $ 26.00	$47,011,896	0.00%	0.15% to -2.11%
2013	0.40% to 2.95%	1,735,362	16.21 to 23.54	51,611,031	0.13%	39.99% to 36.41%
2012	0.40% to 2.95%	2,003,112	11.58 to 17.25	43,191,550	0.00%	14.76% to 11.82%
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.40% to 2.80%	13,686,203	13.35 to 12.62	213,806,609	3.24%	3.47% to 0.97%
2013	0.40% to 2.95%	12,261,303	12.91 to 12.29	187,266,465	3.53%	-1.52% to -4.04%
2012	0.40% to 2.95%	10,834,509	13.11 to 12.81	169,630,801	2.63%	11.80% to 8.93%
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.40% to 2.80%	11,240,208	11.23 to 9.52	116,324,594	1.04%	0.09% to -2.32%
2013	0.40% to 2.95%	9,506,940	11.22 to 9.66	99,464,599	1.20%	-0.29% to -2.85%
2012	0.40% to 3.30%	7,363,429	11.26 to 9.78	78,140,497	1.40%	3.11% to 0.10%
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.80% to 1.40%	16,100,387	23.43 to 22.64	366,069,572	0.71%	7.93% to 7.28%
2013	0.80% to 1.40%	18,014,768	21.71 to 21.10	381,522,398	0.77%	35.61% to 34.79%
2012	0.80% to 1.40%	20,923,729	16.01 to 15.66	328,501,051	0.69%	17.73% to 17.02%
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2014	0.40% to 2.80%	10,506,727	23.63 to 20.58	233,232,813	0.45%	8.13% to 5.52%
2013	0.40% to 2.95%	12,147,466	21.85 to 19.36	251,927,500	0.51%	35.74% to 32.27%
2012	0.40% to 2.95%	14,521,525	16.10 to 14.64	224,173,932	0.43%	17.95% to 14.92%
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.40% to 3.05%	15,012,122	15.65 to 13.43	220,101,327	3.59%	-8.51% to -10.95%
2013	0.40% to 3.05%	15,771,695	17.11 to 15.08	255,205,998	1.81%	19.61% to 16.43%
2012	0.40% to 3.20%	17,866,204	14.30 to 12.88	244,192,723	2.44%	19.08% to 15.73%
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.40% to 0.60%	34,050	13.03 to 12.99	443,482	2.30%	8.73% to 8.51%
2013	0.40% to 0.60%	16,278	11.98 to 11.97	195,038	0.00%	19.85% to 19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2014	0.40% to 3.05%	7,305,999	15.96 to 19.06	180,247,716	1.28%	8.49% to 5.60%
2013	0.40% to 3.05%	7,694,919	14.71 to 18.05	176,761,059	0.00%	34.76% to 31.18%
2012	0.65% to 3.20%	7,739,216	10.32 to 13.55	133,169,084	1.01%	17.40% to 14.38%
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.80% to 1.40%	4,693,279	14.93 to 14.34	67,636,763	2.95%	27.85% to 27.08%
2013	0.80% to 1.40%	4,873,879	11.68 to 11.28	55,228,629	1.41%	2.22% to 1.60%
2012	0.80% to 1.40%	5,802,593	11.42 to 11.10	64,663,437	1.03%	14.86% to 14.16%
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
NVIT Real Estate Fund - Class II (NVRE2)
2014	0.40% to 2.85%	8,086,103	30.43 to 12.75	112,777,865	3.07%	28.09% to 24.94%
2013	0.40% to 2.80%	6,586,101	23.76 to 10.24	72,709,206	1.27%	2.29% to -0.18%
2012	0.65% to 2.80%	6,374,471	11.36 to 10.25	69,601,956	0.81%	14.83% to 12.34%
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2014	0.40% to 1.80%	125,679	11.38 to 11.11	1,401,443	3.20%	1.45% to 0.03%
2013	0.60%	2,099	11.20	23,510	0.71%	12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2014	1.60% to 1.80%	13,188	11.48 to 11.45	151,431	1.86%	1.48% to 1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2014	0.40% to 2.75%	69,392,456	11.10 to 10.66	755,595,648	3.76%	0.61% to -1.76%
2013	0.40% to 2.30%	20,316,134	11.03 to 10.89	222,426,695	3.28%	10.31% to 8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2014	0.40% to 2.85%	34,616,610	11.09 to 10.64	376,761,705	3.64%	1.85% to -0.65%
2013	0.40% to 2.65%	9,283,008	10.89 to 10.73	100,339,679	3.34%	8.92% to 7.27%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2014	0.40% to 2.50%	43,498,040	$10.96 to $ 10.58	$467,813,783	1.87%	1.33% to -0.81%
2013	0.40% to 2.30%	11,584,365	10.81 to 10.68	124,342,023	3.40%	8.14% to 6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2014	0.40% to 2.85%	24,393,200	10.94 to 10.50	262,077,939	2.20%	2.05% to -0.46%
2013	0.40% to 2.30%	6,817,671	10.73 to 10.59	72,583,126	3.12%	7.25% to 5.88%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2014	0.40% to 2.80%	1,861,847	13.17 to 12.64	24,010,339	1.25%	4.13% to 1.62%
2013	0.40% to 2.80%	723,265	12.65 to 12.44	9,071,715	2.35%	26.46% to 24.42%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2014	0.40% to 2.85%	12,997,434	13.26 to 12.72	168,655,614	2.77%	12.62% to 9.85%
2013	0.40% to 2.65%	3,743,803	11.77 to 11.59	43,701,775	3.41%	17.70% to 15.92%	****
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2014	1.30% to 2.55%	1,045,776	10.91 to 10.62	11,316,209	1.13%	1.36% to 0.07%
2013	1.30% to 2.65%	496,927	10.77 to 10.60	5,328,079	0.96%	6.07% to 4.62%
2012	1.50% to 1.75%	28,003	10.15 to 10.14	284,049	0.00%	1.47% to 1.42%	****
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2014	1.30% to 2.50%	650,405	11.67 to 11.37	7,507,452	1.02%	-0.43% to -1.64%
2013	1.30% to 2.30%	402,119	11.72 to 11.58	4,688,876	1.59%	14.14% to 12.98%
2012	1.50% to 1.75%	14,748	10.27 to 10.26	151,391	0.00%	2.65% to 2.61%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2014	1.15% to 2.85%	835,495	11.54 to 10.39	9,509,888	1.41%	1.32% to -0.42%
2013	1.15% to 2.30%	189,573	11.39 to 11.23	2,144,830	1.25%	10.68% to 9.39%
2012	1.50% to 1.75%	7,494	10.28	77,059	0.00%	2.83% to 2.79%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2014	0.40% to 0.60%	10,527	10.82 to 10.78	113,773	1.56%	10.71% to 10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2014	0.40%	5,579	9.19	51,261	1.15%	2.58%
2013	0.40%	3,432	8.96	30,740	3.61%	-10.43%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2014	0.40%	41,081	12.75	523,746	2.22%	6.68%
2013	0.40%	36,960	11.95	441,698	2.53%	15.81%
2012	0.40%	18,205	10.32	187,865	2.15%	12.92%
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2014	0.95% to 2.25%	261,769	20.91 to 22.23	6,282,093	1.08%	8.25% to 6.83%
2013	0.95% to 2.30%	317,866	19.32 to 20.69	7,094,461	1.13%	33.31% to 31.50%
2012	0.95% to 2.30%	367,311	14.49 to 15.73	6,194,505	1.34%	16.13% to 14.54%
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.40% to 0.60%	18,476	13.40 to 13.35	247,443	0.75%	8.76% to 8.54%
2013	0.40% to 0.60%	14,380	12.32 to 12.30	177,100	0.23%	23.19% to 23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2014	0.40% to 2.85%	2,879,983	18.75 to 27.23	97,393,192	0.46%	8.51% to 5.84%
2013	0.40% to 2.80%	2,947,714	17.28 to 25.87	92,748,360	0.41%	37.08% to 33.78%
2012	0.40% to 2.80%	2,682,273	12.61 to 19.34	62,525,958	0.29%	17.99% to 15.14%
2011	0.40% to 2.80%	2,665,187	10.68 to 16.79	53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
VP Balanced Fund - Class I (ACVB)
2014	0.80% to 1.40%	1,071,298	30.46 to 31.65	36,439,627	1.53%	8.97% to 8.32%
2013	0.80% to 1.40%	1,136,387	27.95 to 29.22	35,660,596	1.58%	16.49% to 15.78%
2012	0.80% to 1.40%	1,270,811	23.99 to 25.24	34,413,231	2.06%	10.90% to 10.23%
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
VP Income & Growth Fund - Class I (ACVIG)
2014	0.80% to 1.40%	888,260	21.24 to 19.20	17,283,590	2.02%	11.60% to 10.93%
2013	0.80% to 1.40%	970,158	19.03 to 17.31	17,004,656	2.23%	34.73% to 33.92%
2012	0.80% to 1.40%	1,072,863	14.13 to 12.92	14,026,017	2.08%	13.82% to 13.13%
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
VP Income & Growth Fund - Class II (ACVIG2)
2014	0.95% to 2.40%	223,567	21.71 to 21.93	5,305,520	1.77%	11.26% to 9.64%
2013	0.95% to 2.40%	242,506	19.51 to 20.00	5,200,052	1.95%	34.20% to 32.23%
2012	0.95% to 2.40%	266,974	14.54 to 15.12	4,322,744	1.82%	13.37% to 11.70%
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.40% to 2.80%	18,201,387	$12.58 to $ 11.61	$246,972,854	1.30%	2.89% to 0.41%
2013	0.40% to 2.95%	18,608,330	12.22 to 11.37	247,747,141	1.63%	-8.85% to -11.18%
2012	0.40% to 3.30%	18,958,776	13.41 to 12.35	280,132,988	2.45%	6.96% to 3.83%
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.40% to 1.40%	517,561	13.47 to 19.78	10,187,275	1.18%	15.96% to 14.79%
2013	0.40% to 1.40%	559,245	11.62 to 17.23	9,698,315	1.22%	16.17% to 28.29%	****
2012	0.80% to 1.40%	537,946	13.99 to 13.43	7,269,434	2.03%	15.40% to 14.70%
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
VP Mid Cap Value Fund - Class II (ACVMV2)
2014	0.40% to 2.85%	5,721,471	20.59 to 20.35	131,436,311	1.02%	15.77% to 12.93%
2013	0.40% to 2.95%	5,082,599	17.78 to 17.86	102,297,713	1.07%	29.38% to 26.07%
2012	0.40% to 3.30%	5,121,977	13.74 to 13.78	80,532,667	1.88%	15.76% to 12.38%
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2014	0.40% to 2.75%	882,717	10.96 to 10.78	9,590,077	0.00%	9.56% to 7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.40% to 3.05%	3,031,376	19.24 to 26.19	92,837,743	0.62%	4.70% to 1.92%
2013	0.40% to 3.05%	3,719,928	18.38 to 25.70	110,561,514	1.08%	40.15% to 36.43%
2012	0.40% to 3.20%	3,907,331	13.11 to 18.56	83,997,413	0.46%	15.28% to 12.03%
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.80% to 1.40%	1,396,574	25.25 to 22.71	32,171,783	1.81%	7.23% to 6.58%
2013	0.80% to 1.40%	1,661,858	23.55 to 21.31	35,885,502	1.94%	20.13% to 19.41%
2012	0.80% to 1.40%	1,973,392	19.60 to 17.84	35,662,378	3.67%	9.54% to 8.88%
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
Appreciation Portfolio - Service Shares (DCAPS)
2014	0.40% to 2.75%	5,545,660	15.48 to 17.81	119,292,371	1.60%	7.40% to 4.86%
2013	0.40% to 2.75%	5,967,733	14.41 to 16.98	121,280,253	1.72%	20.34% to 17.50%
2012	0.40% to 2.75%	6,144,933	11.97 to 14.45	105,436,097	3.22%	9.70% to 7.10%
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2014	0.95% to 2.25%	58,484	16.52 to 18.22	1,155,794	0.00%	0.36% to -0.96%
2013	0.95% to 2.25%	66,935	16.47 to 18.40	1,328,347	0.00%	46.81% to 44.89%
2012	0.95% to 2.25%	86,233	11.22 to 12.70	1,187,684	0.00%	19.09% to 17.53%
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
Growth and Income Portfolio - Initial Shares (DGI)
2014	0.80% to 1.40%	686,816	24.39 to 21.86	15,222,758	0.77%	9.19% to 8.53%
2013	0.80% to 1.40%	758,596	22.33 to 20.14	15,480,153	0.90%	35.69% to 34.87%
2012	0.80% to 1.40%	861,337	16.46 to 14.93	13,022,469	1.43%	17.13% to 16.42%
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2014	0.95% to 2.25%	58,869	14.62 to 14.86	957,834	1.85%	-2.27% to -3.55%
2013	0.95% to 2.30%	77,503	14.96 to 15.32	1,294,213	0.75%	15.01% to 13.44%
2012	0.95% to 2.40%	90,443	13.01 to 13.37	1,322,091	0.27%	8.98% to 7.38%
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.80% to 1.40%	547,230	16.74 to 15.50	8,560,284	3.72%	2.96% to 2.34%
2013	0.80% to 1.40%	613,836	16.26 to 15.15	9,376,584	4.42%	0.23% to -0.38%
2012	0.80% to 1.40%	741,288	16.22 to 15.21	11,356,698	4.05%	8.84% to 8.18%
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
Quality Bond Fund II - Service Shares (FQBS)
2014	0.95% to 2.45%	1,947,824	14.75 to 12.34	27,031,892	3.60%	2.53% to 0.98%
2013	0.95% to 2.45%	2,269,504	14.39 to 12.22	30,823,735	4.10%	-0.21% to -1.72%
2012	0.95% to 2.60%	2,755,559	14.42 to 12.25	37,620,602	3.95%	8.40% to 6.59%
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2014	0.80% to 1.40%	5,488,782	$36.50 to $ 43.45	$348,405,495	2.74%	7.85% to 7.20%
2013	0.80% to 1.40%	6,152,207	33.84 to 40.53	363,993,754	2.44%	27.12% to 26.35%
2012	0.80% to 1.40%	7,055,782	26.62 to 32.08	329,203,117	3.02%	16.37% to 15.66%
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2014	1.10% to 2.35%	247,059	32.69 to 28.10	7,757,929	0.74%	5.34% to 4.01%
2013	1.10% to 2.65%	297,744	31.03 to 26.13	8,897,390	0.63%	28.75% to 26.74%
2012	1.10% to 2.65%	387,864	24.10 to 20.62	9,012,217	0.34%	25.66% to 23.69%
2011	1.10% to 2.65%	490,823	19.18 to 16.67	9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
High Income Portfolio - Initial Class (FHIP)
2014	0.80% to 1.40%	1,237,260	21.97 to 22.57	40,224,920	5.41%	0.35% to -0.26%
2013	0.80% to 1.40%	1,392,887	21.89 to 22.62	45,516,358	5.54%	5.10% to 4.46%
2012	0.80% to 1.40%	1,611,234	20.83 to 21.66	50,388,870	5.46%	13.31% to 12.63%
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	0.80% to 1.40%	2,990,233	30.44 to 28.43	127,946,744	1.44%	4.99% to 4.35%
2013	0.80% to 1.40%	3,367,004	28.99 to 27.24	138,009,620	1.53%	14.78% to 14.09%
2012	0.80% to 1.40%	3,849,011	25.26 to 23.88	137,525,874	1.47%	11.58% to 10.90%
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.40% to 2.80%	4,822,302	16.27 to 15.04	80,742,354	0.69%	-13.11% to -15.21%
2013	0.40% to 2.80%	4,493,171	18.73 to 17.73	87,774,213	0.73%	23.65% to 20.67%
2012	0.65% to 2.80%	4,666,971	8.66 to 14.70	74,165,800	0.73%	4.05% to 1.79%
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2014	0.40% to 2.80%	12,097,661	14.15 to 18.14	271,851,252	2.75%	8.05% to 5.44%
2013	0.40% to 2.95%	11,637,287	13.10 to 16.93	245,481,919	2.46%	27.32% to 24.06%
2012	0.40% to 3.30%	10,692,821	10.29 to 13.18	179,943,768	2.97%	16.59% to 13.18%
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.80% to 1.40%	408,253	14.85 to 14.09	5,797,136	1.51%	3.51% to 2.89%
2013	0.80% to 1.40%	425,084	14.35 to 13.69	5,859,696	1.53%	12.49% to 11.81%
2012	0.80% to 1.40%	468,537	12.75 to 12.25	5,769,429	1.84%	10.79% to 10.12%
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2014	1.10% to 2.65%	13,432,500	15.77 to 13.54	203,616,057	1.44%	3.06% to 1.45%
2013	1.10% to 2.65%	12,573,844	15.30 to 13.34	185,634,738	1.60%	11.95% to 10.20%
2012	1.10% to 2.65%	10,721,864	13.67 to 12.11	141,890,971	1.85%	10.35% to 8.62%
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.80% to 1.40%	854,239	14.71 to 13.96	12,027,623	1.60%	3.83% to 3.20%
2013	0.80% to 1.40%	826,009	14.17 to 13.53	11,258,198	1.72%	15.03% to 14.33%
2012	0.80% to 1.40%	847,317	12.32 to 11.83	10,089,918	1.93%	12.28% to 11.60%
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2014	1.10% to 2.70%	30,591,200	16.35 to 13.97	482,318,111	1.42%	3.44% to 1.77%
2013	1.10% to 2.95%	31,237,389	15.81 to 13.42	477,920,517	1.56%	14.36% to 12.22%
2012	1.10% to 2.95%	31,873,679	13.82 to 11.96	427,562,784	1.90%	11.82% to 9.73%
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.80% to 1.40%	751,039	14.92 to 14.16	10,723,551	1.45%	4.02% to 3.39%
2013	0.80% to 1.40%	781,125	14.34 to 13.69	10,777,551	1.71%	20.52% to 19.80%
2012	0.80% to 1.40%	716,045	11.90 to 11.43	8,239,150	2.06%	14.56% to 13.86%
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2014	1.10% to 2.75%	2,999,411	$17.06 to $ 14.50	$48,507,447	1.49%	3.59% to 1.86%
2013	1.10% to 2.60%	2,483,236	16.47 to 14.43	39,129,430	1.61%	20.07% to 18.25%
2012	1.10% to 2.60%	2,196,243	13.72 to 12.20	28,863,603	1.99%	13.91% to 12.18%
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
VIP Growth Portfolio - Initial Class (FGP)
2014	0.80% to 1.40%	4,557,714	33.32 to 41.44	377,412,725	0.18%	10.41% to 9.74%
2013	0.80% to 1.40%	5,049,679	30.18 to 37.76	380,764,588	0.28%	35.25% to 34.43%
2012	0.80% to 1.40%	5,741,037	22.31 to 28.09	320,126,389	0.57%	13.77% to 13.08%
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
VIP Growth Portfolio - Service Class 2 (FG2)
2014	0.40% to 2.85%	9,433,261	14.59 to 19.00	224,047,429	0.00%	10.57% to 7.85%
2013	0.40% to 2.95%	7,005,335	13.19 to 17.43	152,740,309	0.05%	35.46% to 31.99%
2012	0.40% to 2.95%	5,923,542	9.74 to 13.20	96,753,422	0.36%	13.94% to 11.02%
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
VIP High Income Portfolio - Initial Class R (FHIPR)
2014	0.80% to 1.40%	1,207,106	14.59 to 13.92	16,905,415	5.42%	0.37% to -0.24%
2013	0.80% to 1.40%	1,373,290	14.53 to 13.96	19,261,214	5.26%	5.12% to 4.48%
2012	0.80% to 1.40%	1,901,222	13.83 to 13.36	25,500,923	6.07%	13.38% to 12.70%
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.80% to 1.40%	1,212,588	15.25 to 14.21	17,391,597	2.10%	4.91% to 4.27%
2013	0.80% to 1.40%	1,326,705	14.54 to 13.63	18,227,034	1.98%	-2.67% to -3.26%
2012	0.80% to 1.40%	1,867,877	14.94 to 14.09	26,515,130	2.20%	4.92% to 4.28%
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2014	0.40% to 3.05%	25,450,183	13.51 to 11.47	357,562,721	1.91%	5.20% to 2.40%
2013	0.40% to 3.05%	27,684,133	12.84 to 11.20	372,132,171	2.16%	-2.46% to -5.06%
2012	0.40% to 3.20%	28,617,794	13.17 to 11.62	397,465,850	2.07%	5.18% to 2.22%
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.80% to 1.40%	1,445,012	17.28 to 16.40	23,883,198	0.15%	5.35% to 4.71%
2013	0.80% to 1.40%	1,706,222	16.41 to 15.66	26,905,580	0.41%	34.97% to 34.16%
2012	0.80% to 1.40%	1,935,622	12.15 to 11.67	22,729,870	0.49%	13.83% to 13.14%
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2014	0.40% to 2.85%	7,982,432	15.99 to 30.57	287,027,074	0.02%	5.61% to 3.01%
2013	0.40% to 2.95%	8,495,980	15.14 to 29.35	293,067,910	0.27%	35.33% to 31.86%
2012	0.40% to 3.30%	9,324,722	11.19 to 21.50	241,187,085	0.38%	14.10% to 10.77%
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
VIP Overseas Portfolio - Initial Class (FOP)
2014	0.80% to 1.40%	1,559,134	24.08 to 23.32	45,698,046	1.27%	-8.81% to -9.36%
2013	0.80% to 1.40%	1,772,900	26.41 to 25.73	57,237,455	1.35%	29.39% to 28.61%
2012	0.80% to 1.40%	2,036,328	20.41 to 20.01	50,881,408	1.89%	19.77% to 19.05%
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
VIP Overseas Portfolio - Initial Class R (FOPR)
2014	0.80% to 1.40%	1,359,984	18.26 to 16.91	23,251,418	1.30%	-8.83% to -9.38%
2013	0.80% to 1.40%	1,465,832	20.03 to 18.66	27,631,594	1.37%	29.41% to 28.63%
2012	0.80% to 1.40%	1,648,948	15.48 to 14.51	24,145,786	1.92%	19.75% to 19.02%
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
VIP Overseas Portfolio - Service Class 2 (FO2)
2014	1.15% to 2.25%	73,649	22.98 to 20.12	1,645,886	1.00%	-9.35% to -10.36%
2013	1.15% to 2.25%	93,749	25.35 to 22.45	2,314,397	0.96%	28.67% to 27.24%
2012	1.15% to 2.25%	124,307	19.70 to 17.64	2,396,554	1.64%	18.99% to 17.66%
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2014	0.40% to 2.85%	5,519,852	$9.51 to $ 12.69	$79,903,490	1.16%	-8.68% to -10.92%
2013	0.40% to 2.80%	5,200,723	10.41 to 14.32	83,385,210	1.27%	29.63% to 26.51%
2012	0.40% to 2.95%	4,917,966	8.03 to 11.17	61,701,939	1.76%	19.97% to 16.89%
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.80% to 1.40%	253,492	24.06 to 22.28	5,708,953	0.82%	5.84% to 5.20%
2013	0.80% to 1.40%	334,669	22.73 to 21.17	7,155,947	0.79%	29.40% to 28.62%
2012	0.80% to 1.40%	396,128	17.56 to 16.46	6,579,269	0.50%	26.08% to 25.32%
2011	0.80% to 1.40%	432,099	13.93 to 13.14	5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.40% to 2.85%	17,836,972	19.65 to 13.38	267,043,861	4.88%	4.20% to 1.63%
2013	0.40% to 2.80%	13,882,728	18.86 to 13.22	202,498,769	6.27%	13.49% to 10.75%
2012	0.65% to 2.80%	11,580,755	12.21 to 11.94	150,710,957	6.36%	11.92% to 9.49%
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2014	0.95% to 2.65%	2,031,340	22.32 to 21.93	51,130,465	1.32%	7.69% to 5.84%
2013	0.95% to 2.65%	2,397,373	20.72	56,329,577	1.57%	28.46% to 26.25%
2012	0.95% to 2.80%	2,898,040	16.13 to 14.96	53,163,767	1.62%	10.90% to 8.82%
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2014	0.40% to 3.05%	3,991,805	17.95 to 24.73	126,677,957	0.61%	0.17% to -2.50%
2013	0.40% to 3.05%	4,717,626	17.92 to 25.37	150,768,164	1.32%	35.69% to 32.09%
2012	0.40% to 3.20%	5,909,169	13.21 to 18.92	140,705,161	0.76%	17.91% to 14.59%
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2014	0.40% to 0.60%	44,952	12.10 to 12.06	543,337	2.39%	5.29% to 5.07%
2013	0.40% to 0.60%	26,408	11.50 to 11.48	303,453	1.18%	14.97% to 14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.80% to 2.65%	1,514,448	9.38 to 9.26	14,138,286	1.56%	-6.21% to -7.39%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.75% to 2.80%	2,504,890	8.69 to 17.81	54,170,708	2.75%	-13.09% to -13.62%	****
2013	0.95% to 2.25%	142,773	21.80 to 22.95	3,570,304	2.39%	21.80% to 20.21%
2012	0.95% to 2.25%	165,137	17.90 to 19.09	3,401,372	2.97%	17.11% to 15.57%
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.40% to 2.85%	14,019,187	9.95 to 9.89	136,868,159	7.06%	1.43% to -1.08%	****
2013	0.40% to 0.60%	39,602	9.81 to 9.80	388,126	0.28%	-1.87% to -2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.40% to 2.75%	7,315,810	20.15 to 11.47	90,348,947	2.69%	2.44% to 0.02%
2013	0.40% to 2.65%	5,051,846	19.67 to 11.54	61,795,172	11.10%	23.28% to 20.49%
2012	0.75% to 2.65%	2,790,624	10.48 to 9.58	28,120,573	2.64%	14.47% to 12.27%
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
2014	0.40% to 0.60%	27,378	10.14 to 10.10	277,202	5.99%	1.45% to 1.25%
2013	0.40%	1,291	9.99	12,900	0.00%	-0.07%	****
Franklin High Income Securities Fund: Class 2 (FTVHI2)
2014	0.40% to 0.60%	57,693	10.19 to 10.15	587,183	3.84%	-0.42% to -0.62%
2013	0.40% to 0.60%	9,757	10.23 to 10.22	99,686	0.00%	2.29% to 2.15%	****
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
2014	0.40% to 0.60%	1,553	13.21 to 13.17	20,519	0.62%	6.26% to 6.05%
2013	0.40%	804	12.43	9,995	0.79%	24.31%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.40% to 2.95%	10,327,433	10.63 to 8.72	119,826,653	1.57%	0.21% to -2.36%
2013	0.40% to 2.95%	13,156,674	10.61 to 8.93	150,853,109	2.17%	0.21% to -2.35%
2012	0.40% to 3.05%	13,542,864	10.59 to 9.05	157,169,937	2.89%	4.19% to 1.41%
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
Growth Portfolio - I Class Shares (AMTG)
2012	1.30%	5	60.41	302	0.00%	11.13%
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Portfolio - S Class Shares (AMINS)
2014	1.50% to 2.00%	3,270	$13.46 to $ 12.82	$43,160	0.21%	-4.73% to -5.21%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.80% to 2.50%	186,362	13.29 to 17.89	3,694,111	0.00%	2.64% to 0.88%
2013	0.80% to 2.80%	223,324	12.95 to 15.83	4,331,082	0.00%	44.67% to 41.75%
2012	0.80% to 2.80%	252,460	8.95 to 11.16	3,401,665	0.00%	7.95% to 5.77%
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.80% to 2.65%	1,041,973	21.82 to 21.40	25,709,625	0.36%	9.50% to 7.46%
2013	0.80% to 2.65%	1,294,218	19.93 to 19.92	29,316,744	0.68%	36.50% to 33.96%
2012	0.80% to 2.65%	1,432,779	14.60 to 14.87	23,889,201	0.22%	10.09% to 8.03%
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
International Growth Fund/VA-Service Shares (OVIGS)
2014	1.10% to 2.55%	1,107,744	9.05 to 8.96	9,982,341	0.24%	-9.54% to -10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2014	0.80% to 1.40%	1,097,053	24.74 to 25.17	34,056,066	2.05%	7.33% to 6.68%
2013	0.80% to 1.40%	1,239,133	23.05 to 23.59	36,088,027	2.35%	12.26% to 11.59%
2012	0.80% to 1.40%	1,434,115	20.53 to 21.14	37,466,189	1.35%	11.44% to 10.76%
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
Core Bond Fund/VA - Non-Service Shares (OVB)
2014	0.80% to 1.40%	1,314,492	16.05 to 15.61	26,398,467	5.25%	6.41% to 5.76%
2013	0.80% to 1.40%	1,470,230	15.08 to 14.76	27,812,794	5.07%	-0.90% to -1.50%
2012	0.80% to 1.40%	1,736,330	15.22 to 14.98	33,119,981	4.89%	9.41% to 8.74%
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.40% to 1.40%	2,845,391	11.74 to 51.50	155,455,199	1.23%	1.88% to 0.86%
2013	0.60% to 1.40%	2,148,688	11.51 to 51.06	115,712,883	1.38%	15.06% to 25.53%	****
2012	0.80% to 1.40%	2,405,799	43.41 to 40.68	104,525,558	2.16%	20.29% to 19.56%
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
Global Securities Fund/VA - Service Class (OVGSS)
2014	0.75% to 2.75%	3,464,478	10.14 to 24.02	100,955,252	1.18%	1.42% to -0.75%	****
2013	0.95% to 2.25%	244,473	24.50 to 27.33	7,307,348	1.15%	25.78% to 24.14%
2012	0.95% to 2.25%	310,391	19.48 to 22.02	7,406,259	1.91%	19.80% to 18.22%
2011	0.95% to 2.25%	368,092	16.26 to 18.62	7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
International Growth Fund/VA - Non-Service Shares (OVIG)
2014	0.40% to 0.60%	76,193	10.67 to 10.64	811,521	1.18%	-7.59% to -7.78%
2013	0.40% to 0.60%	43,039	11.55 to 11.53	496,525	0.06%	15.49% to 15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.40% to 1.40%	925,786	13.33 to 14.82	13,839,721	0.81%	10.26% to 9.15%
2013	0.40% to 1.40%	921,054	12.09 to 13.57	12,629,553	1.10%	20.88% to 29.93%	****
2012	0.80% to 1.40%	1,074,623	11.28 to 10.45	11,345,866	1.01%	15.93% to 15.23%
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
Main Street Fund(R)/VA - Service Class (OVGIS)
2014	0.40% to 3.05%	9,304,134	15.59 to 18.01	214,327,255	0.58%	9.96% to 7.03%
2013	0.40% to 3.05%	11,093,728	14.18 to 16.83	234,121,775	0.86%	30.91% to 27.43%
2012	0.40% to 3.20%	12,583,850	10.83 to 13.01	204,894,940	0.65%	16.14% to 12.87%
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.80% to 1.40%	484,310	17.83 to 16.92	8,257,676	0.92%	11.04% to 10.37%
2013	0.80% to 1.40%	510,359	16.06 to 15.33	7,872,940	0.89%	39.89% to 39.04%
2012	0.80% to 1.40%	397,625	11.48 to 11.02	4,409,595	0.57%	17.04% to 16.33%
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2014	0.40% to 2.80%	2,686,320	$19.50 to $ 27.67	$92,701,568	0.63%	11.21% to 8.53%
2013	0.40% to 2.80%	2,350,049	17.54 to 25.50	74,014,689	0.69%	40.06% to 36.69%
2012	0.40% to 3.30%	2,334,765	12.52 to 17.75	53,269,053	0.33%	17.20% to 13.78%
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2014	0.80% to 1.40%	1,096,038	9.31 to 8.52	9,459,072	0.00%	4.94% to 4.30%
2013	0.80% to 1.40%	1,372,859	8.87 to 8.16	11,347,669	0.01%	34.90% to 34.08%
2012	0.80% to 1.40%	1,559,411	6.58 to 6.09	9,602,969	0.00%	15.51% to 14.81%
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.80% to 1.40%	131,093	10.27 to 10.14	1,331,560	4.53%	2.02% to 1.40%
2013	0.80% to 1.40%	125,275	10.07 to 10.00	1,253,971	4.88%	-0.93% to -1.53%
2012	0.80% to 1.40%	67,987	10.16 to 10.15	690,480	0.00%	1.65% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2014	0.85% to 2.75%	911,480	10.20 to 9.78	9,167,050	3.90%	1.62% to -0.33%
2013	0.85% to 2.75%	963,727	10.04 to 9.81	9,601,690	4.50%	-1.21% to -3.11%
2012	0.95% to 2.75%	874,911	10.16 to 10.12	8,879,113	0.00%	1.58% to 1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2014	0.40% to 2.60%	4,859,868	9.71 to 10.05	50,089,678	5.16%	0.05% to -2.16%
2013	0.65% to 2.65%	4,567,870	10.61 to 10.26	47,681,453	5.16%	-0.54% to -2.54%
2012	0.65% to 2.55%	1,874,670	10.67 to 10.53	19,881,541	6.23%	6.71% to 5.35%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2014	0.40% to 2.75%	1,884,511	12.54 to 10.95	22,098,472	2.00%	-0.10% to -2.46%
2013	0.40% to 2.55%	2,492,506	12.55 to 11.33	29,755,599	1.72%	-6.94% to -8.95%
2012	0.75% to 2.55%	1,763,524	13.31 to 12.45	22,842,574	5.09%	4.44% to 2.54%
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
Low Duration Portfolio - Advisor Class (PMVLAD)
2014	0.40% to 3.05%	35,370,950	12.19 to 10.47	404,377,325	1.04%	0.35% to -2.32%
2013	0.40% to 3.05%	33,423,782	12.15 to 10.72	384,925,917	1.35%	-0.63% to -3.28%
2012	0.40% to 3.20%	28,772,761	12.23 to 11.02	337,025,026	1.81%	5.33% to 2.36%
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
Total Return Portfolio - Advisor Class (PMVTRD)
2014	0.40% to 2.85%	28,020,955	11.11 to 10.14	298,250,943	2.12%	3.75% to 1.20%
2013	0.40% to 2.80%	25,952,951	10.71 to 10.03	269,467,393	2.14%	-2.44% to -4.80%
2012	0.40% to 2.80%	17,987,204	10.98 to 10.54	193,716,161	2.44%	9.06% to 6.43%
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2014	0.40% to 0.60%	11,020	7.25 to 7.22	79,854	0.33%	-18.95% to -19.11%
2013	0.40%	2,094	8.94	18,722	0.00%	-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2014	0.40% to 2.50%	525,844	9.30 to 8.98	4,790,708	5.27%	1.00% to -1.13%
2013	0.40%	807	9.21	7,433	2.35%	-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2014	0.40% to 0.60%	6,985	10.40 to 10.37	72,550	4.92%	2.82% to 2.61%
VT Growth & Income Fund: Class IB (PVGIB)
2014	1.05% to 2.45%	120,962	19.76 to 18.40	2,483,981	1.36%	9.57% to 8.02%
2013	1.05% to 2.30%	149,244	18.03 to 17.32	2,814,117	1.76%	34.25% to 32.56%
2012	1.05% to 2.30%	187,620	13.43 to 13.06	2,644,472	1.81%	17.88% to 16.39%
2011	1.05% to 2.35%	212,998	11.40 to 11.18	2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
VT International Equity Fund: Class IB (PVTIGB)
2014	1.15% to 2.05%	14,651	18.75 to 16.85	262,993	0.95%	-7.85% to -8.69%
2013	1.15% to 2.05%	17,177	20.35 to 18.46	336,690	1.50%	26.60% to 25.45%
2012	1.15% to 2.05%	21,475	16.07 to 14.71	332,677	2.25%	20.51% to 19.41%
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
VT Voyager Fund: Class IB (PVTVB)
2014	0.95% to 2.25%	96,479	22.03 to 20.71	2,194,180	0.80%	8.68% to 7.25%
2013	0.95% to 2.30%	100,705	20.27 to 19.21	2,129,944	0.84%	42.36% to 40.42%
2012	0.95% to 2.35%	127,985	14.24 to 13.61	1,899,798	0.38%	13.14% to 11.54%
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI American Franchise Fund - Series II Shares (ACEG2)
2014	0.80% to 2.50%	435,498	$14.40 to $ 13.75	$6,154,539	0.00%	7.30% to 5.46%
2013	0.80% to 2.50%	544,932	13.42 to 13.04	7,224,266	0.25%	38.68% to 36.30%
2012	0.80% to 2.55%	548,055	9.68 to 9.56	5,277,298	0.00%	-3.21% to -4.37%	****
Diversified Stock Fund Class A Shares (VYDS)
2014	1.15% to 1.55%	23,756	21.25 to 20.29	497,599	0.89%	8.93% to 8.49%
2013	1.15% to 1.55%	25,251	19.51 to 18.70	486,302	0.63%	32.39% to 31.85%
2012	1.15% to 1.55%	26,781	14.73 to 14.18	390,226	0.99%	14.94% to 14.47%
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
Small-Cap Portfolio - Investment Class (ROCSC)
2014	0.40% to 0.60%	27,191	12.98 to 12.94	352,960	0.22%	2.83% to 2.62%
2013	0.40% to 0.60%	5,442	12.63 to 12.61	68,683	1.76%	26.27% to 26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.40% to 2.55%	1,396,728	10.39 to 10.02	14,238,125	0.00%	4.24% to 1.99%
2013	0.40% to 2.45%	333,972	9.97 to 9.83	3,301,465	0.00%	-0.31% to -1.69%	****
Health Sciences Portfolio - II (TRHS2)
2014	0.40% to 2.85%	7,927,446	29.82 to 26.55	223,976,343	0.00%	30.70% to 27.49%
2013	0.40% to 2.80%	6,412,668	22.81 to 20.86	140,496,406	0.00%	49.91% to 46.30%
2012	0.65% to 2.80%	3,798,987	15.12 to 14.26	56,146,556	0.00%	30.15% to 27.32%
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
VIP Trust - Global Hard Assets Fund-Service Class (VWHAS)
2014	0.40% to 2.75%	3,558,339	9.16 to 8.03	29,517,875	0.00%	-19.67% to -21.57%
2013	0.40% to 2.55%	2,913,519	11.40 to 10.27	30,449,440	0.34%	14.03% to 7.48%	****
2012	0.75% to 2.55%	1,388,083	9.68 to 9.56	13,363,085	0.78%	-3.24% to -4.42%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2014	0.80% to 1.40%	435,528	20.11 to 20.33	10,362,989	5.18%	1.37% to 0.75%
2013	0.80% to 1.40%	489,626	19.84 to 20.17	11,575,326	2.39%	-9.90% to -10.44%
2012	0.80% to 1.40%	576,088	22.02 to 22.53	15,204,351	1.74%	4.70% to 4.07%
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	0.80% to 1.40%	937,328	28.40 to 25.45	24,198,355	0.53%	-1.21% to -1.81%
2013	0.80% to 1.40%	1,077,764	28.74 to 25.92	28,316,991	1.62%	11.12% to 10.45%
2012	0.80% to 1.40%	1,277,864	25.87 to 23.47	30,377,030	0.00%	28.77% to 27.99%
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.75% to 2.75%	1,659,729	8.61 to 8.15	34,873,233	0.10%	-19.71% to -21.33%
2013	0.75% to 2.80%	2,044,581	10.72 to 10.35	52,324,603	0.75%	9.70% to 7.44%
2012	0.75% to 2.80%	2,974,012	9.77 to 9.64	65,033,799	0.76%	-2.28% to -3.63%	****
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2014	0.40% to 0.60%	637,519	11.21 to 11.18	7,144,816	1.73%	3.49% to 3.28%
2013	0.40% to 0.60%	165,259	10.83	1,790,170	0.00%	8.34% to 8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2014	0.40% to 0.60%	110,570	10.91 to 10.88	1,205,387	0.77%	2.65% to 2.44%
2013	0.40% to 0.60%	75,534	10.63 to 10.62	802,504	0.00%	6.27% to 6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2014	0.40% to 0.60%	449,506	11.11 to 11.08	4,992,354	0.81%	3.34% to 3.13%
2013	0.40% to 0.60%	222,311	10.75 to 10.74	2,389,889	0.00%	7.53% to 7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.40% to 2.85%	16,864,654	16.66 to 14.47	261,526,326	0.47%	-5.64% to -7.97%
2013	0.40% to 2.80%	13,405,643	17.66 to 15.76	223,555,413	1.21%	24.63% to 21.63%
2012	0.65% to 2.80%	9,003,602	14.04 to 12.96	122,124,768	1.13%	18.40% to 15.83%
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.40% to 2.80%	7,890,294	10.55 to 11.39	92,712,517	5.10%	1.50% to -0.95%
2013	0.60% to 2.80%	7,007,963	10.38 to 11.50	82,246,215	4.30%	3.77% to 7.41%	****
2012	0.75% to 2.80%	2,344,079	10.86 to 10.71	25,294,682	0.05%	8.55% to 7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.40% to 2.85%	4,185,462	14.08 to 13.18	57,044,940	0.00%	7.44% to 4.80%
2013	0.40% to 2.65%	2,767,879	13.11 to 12.62	35,566,853	0.00%	29.42% to 26.50%
2012	0.40% to 2.80%	741,676	10.13 to 9.97	7,454,095	0.00%	1.29% to -0.34%	****
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2014	0.40% to 0.60%	3,358	12.26 to 12.22	41,162	0.12%	4.44% to 4.23%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2014	0.40% to 0.60%	234,969	$13.67 to $ 13.53	$3,211,436	1.09%	2.98% to 2.77%
2013	0.40% to 0.60%	216,208	13.27 to 13.16	2,869,630	1.53%	14.29% to 14.06%
2012	0.40%	199,019	11.61	2,311,373	0.81%	6.52%
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2014	0.40% to 0.60%	2,132,566	15.03 to 14.87	32,040,936	1.03%	3.82% to 3.61%
2013	0.40% to 0.60%	2,057,057	14.48 to 14.36	29,770,493	1.12%	20.35% to 20.11%
2012	0.40%	1,406,121	12.03	16,912,148	0.74%	9.09%
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2014	0.40% to 0.60%	3,277,315	15.68 to 15.52	51,389,608	1.04%	4.20% to 3.99%
2013	0.40% to 0.60%	3,153,289	15.05 to 14.93	47,456,503	1.25%	23.32% to 23.07%
2012	0.40%	2,235,029	12.20	27,276,311	0.71%	10.37%
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2014	0.40% to 0.60%	526,562	14.40 to 14.25	7,582,097	0.98%	3.46% to 3.26%
2013	0.40% to 0.60%	540,241	13.92 to 13.80	7,518,782	1.36%	17.24% to 17.00%
2012	0.40%	449,607	11.87	5,337,953	0.69%	7.98%
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage VT Discovery Fund (SVDF)
2013	1.30%	74	68.31	5,055	0.01%	41.93%
2012	1.30%	74	48.13	3,562	0.00%	16.20%
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.40% to 2.75%	2,922,620	24.82 to 20.55	67,222,496	0.00%	-2.27% to -4.58%
2013	0.40% to 2.70%	2,411,352	25.40 to 21.64	57,488,287	0.00%	49.63% to 46.18%
2012	0.40% to 2.70%	2,006,569	16.97 to 14.80	32,340,952	0.00%	7.44% to 4.95%
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2014	1.10%	631	11.53	7,278	0.35%	3.31%
2013	1.10%	684	11.17	7,637	0.72%	13.49%
2012	1.10%	753	9.84	7,408	0.87%	12.74%
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
2014	1.15% to 1.25%	21,348	14.61 to 14.46	309,073	1.36%	4.37% to 4.27%
2013	1.15% to 1.25%	21,348	14.00 to 13.87	296,394	1.25%	-3.55% to -3.65%
2012	1.15% to 1.25%	21,348	14.52 to 14.40	307,599	1.44%	4.87% to 4.77%
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2014	1.15% to 1.75%	2,235	19.91 to 19.38	43,856	0.00%	2.67% to 2.05%
2013	1.15% to 1.75%	2,784	19.39 to 18.99	53,355	0.13%	38.27% to 37.43%
2012	1.15% to 1.75%	3,493	14.03 to 13.82	48,543	0.00%	19.00% to 18.28%
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Global Securities Fund/VA - Class 3 (obsolete)(OVGS3)
2013	0.80% to 1.40%	1,979,986	30.83 to 28.90	57,749,512	1.38%	26.32% to 25.56%
2012	0.80% to 1.40%	2,245,911	24.41 to 23.02	52,131,298	2.12%	20.25% to 19.53%
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75% to 2.65%	4,545,894	13.11 to 17.24	87,818,648	1.15%	26.05% to 23.64%
2012	0.75% to 2.80%	4,390,476	10.40 to 13.76	67,830,605	1.92%	20.05% to 17.56%
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80% to 2.65%	1,142,861	$11.79 to $ 15.15	$19,109,102	1.93%	-1.76% to -3.60%
2012	0.80% to 2.65%	1,605,393	12.00 to 15.71	27,445,545	1.42%	12.25% to 10.15%
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80% to 2.95%	3,996,862	13.70 to 15.49	70,947,400	2.40%	22.00% to 19.35%
2012	0.80% to 3.30%	4,857,387	11.23 to 12.58	71,028,710	2.99%	17.35% to 14.39%
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65% to 2.65%	7,038,230	16.04 to 16.40	127,456,544	4.76%	0.98% to -1.06%
2012	0.65% to 2.65%	6,702,502	15.88 to 16.58	121,596,625	6.32%	14.31% to 12.01%
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15% to 2.20%	293,739	11.34 to 10.46	3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75% to 2.75%	5,499,724	14.54 to 14.30	87,655,891	6.26%	6.14% to 4.00%
2012	0.75% to 2.80%	6,661,716	13.70 to 13.69	101,010,556	8.06%	13.85% to 11.49%
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80% to 1.40%	656,098	26.65 to 24.83	16,463,567	1.06%	-0.05% to -0.66%
2012	0.80% to 1.40%	878,960	26.67 to 25.00	22,181,145	0.46%	16.30% to 15.59%
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75% to 2.80%	2,953,153	7.07 to 17.17	56,177,769	0.97%	-0.31% to -2.37%
2012	0.75% to 2.80%	2,705,132	7.09 to 17.58	52,295,751	0.26%	16.04% to 13.64%
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80% to 1.40%	1,095,402	23.66 to 22.04	24,342,382	0.52%	16.87% to 16.16%
2012	0.80% to 1.40%	1,277,738	20.24 to 18.98	24,424,151	0.82%	14.65% to 13.96%
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80% to 2.95%	490,830	7.80 to 9.58	5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.80% to 1.40%	551,256	21.46 to 20.49	11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80% to 1.40%	3,088,532	11.63 to 11.23	34,837,398	1.22%	20.37% to 19.64%
2012	0.80% to 1.40%	3,566,046	9.66 to 9.39	33,593,312	0.58%	14.85% to 14.15%
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80% to 1.40%	284,346	19.20 to 17.99	5,155,407	2.21%	20.45% to 19.72%
2012	0.80% to 1.40%	334,802	15.94 to 15.03	5,067,035	0.37%	16.30% to 15.59%
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40% to 2.80%	5,533,991	8.79 to 10.76	66,931,305	2.32%	20.61% to 17.71%
2012	0.40% to 3.30%	5,926,599	7.29 to 8.74	60,197,485	0.16%	16.48% to 13.08%
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	$11.25 to $ 11.18	$2,195,392	0.10%	11.33% to 10.66%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
NVIT Worldwide Leaders Fund - Class VI (obsolete) (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95% to 2.75%	2,632,631	2.79 to 2.56	7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%

2014	Reserves for annuity contracts in payout phase:			9,682,634
2014	Contract owners equity:			$45,160,288,424
2013	Reserves for annuity contracts in payout phase:			10,085,658
2013	Contract owners equity:			$41,548,378,750
2012	Reserves for annuity contracts in payout phase:			8,281,156
2012	Contract owners equity:			$33,972,994,748
2011	Reserves for annuity contracts in payout phase:			8,361,300
2011	Contract owners equity:			$29,793,903,432
2010	Reserves for annuity contracts in payout phase:			8,598,792
2010	Contract owners equity:			$26,665,526,554

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 25, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2014	2013	2012
Revenues
Policy charges	$2,065	$1,849	$1,670
Premiums	831	724	635
Net investment income	1,900	1,849	1,825
Net realized investment (losses) gains, including other-than-temporary impairment losses	(1,078)	678	319
Other revenues	11	17	7

Total revenues	$3,729	$5,117	$4,456

Benefits and expenses
Interest credited to policyholder account values	$1,096	$1,067	$1,038
Benefits and claims	1,502	1,354	1,227
Amortization of deferred policy acquisition costs	207	374	575
Other expenses, net of deferrals	1,055	981	917

Total benefits and expenses	$3,860	$3,776	$3,757

(Loss) income before federal income taxes and noncontrolling interests	$(131)	$1,341	$699
Federal income tax (benefit) expense	(147)	313	99

Net income	$16	$1,028	$600
Less: Loss attributable to noncontrolling interest, net of tax	(94)	(82)	(61)

Net income attributable to Nationwide Life Insurance Company	$110	$1,110	$661

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2014	2013	2012
Net income	$16	$1,028	$600

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$435	$(663)	$571
Other	27	(7)	(5)

Total other comprehensive income (loss), net of tax	$462	$(670)	$566

Total comprehensive income	$478	$358	$1,166
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(94)	(82)	(61)

Total comprehensive income attributable to Nationwide Life Insurance Company	$572	$440	$1,227

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2014	2013
Assets
Investments:
Fixed maturity securities, available-for-sale	$35,418	$32,249
Mortgage loans, net of allowance	7,270	6,341
Policy loans	992	987
Short-term investments	935	411
Other investments	822	767

Total investments	$45,437	$40,755
Cash and cash equivalents	77	61
Accrued investment income	670	603
Deferred policy acquisition costs	4,063	3,778
Goodwill	200	200
Other assets	5,001	3,979
Separate account assets	88,076	84,069

Total assets	$143,524	$133,445

Liabilities and equity
Liabilities
Future policy benefits and claims	$40,730	$36,765
Short-term debt	660	278
Long-term debt	709	707
Other liabilities	5,313	4,122
Separate account liabilities	88,076	84,069

Total liabilities	$135,488	$125,941

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,630	4,520
Accumulated other comprehensive income	1,044	582

Total shareholder’s equity	$7,396	$6,824
Noncontrolling interests	640	680

Total equity	$8,036	$7,504

Total liabilities and equity	$143,524	$133,445

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	$—	$—	$661	$566	$1,227	$(61)	$1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	—	—	110	—	110	(94)	16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2014	2013	2012
Cash flows from operating activities
Net income	$16	$1,028	$600
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	1,078	(678)	(319)
Interest credited to policyholder account values	1,096	1,067	1,038
Capitalization of deferred policy acquisition costs	(685)	(604)	(470)
Amortization of deferred policy acquisition costs	207	374	575
Amortization and depreciation	128	77	80
Deferred tax (benefit) expense	(152)	346	243
Changes in:
Policy liabilities	(421)	(475)	(548)
Derivatives, net	(181)	(483)	(490)
Other, net	(59)	88	(84)

Net cash provided by operating activities	$1,027	$740	$625

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,798	$3,689	$2,909
Proceeds from sales of available-for-sale securities	647	1,091	796
Purchases of available-for-sale securities	(5,640)	(6,842)	(5,167)
Proceeds from repayments and sales of mortgage loans	920	1,091	1,048
Issuances and purchases of mortgage loans	(1,837)	(1,593)	(1,114)
Net (increase) decrease in short-term investments	(524)	654	98
Collateral received (paid), net	399	(637)	(208)
Other, net	(94)	42	(12)

Net cash used in investing activities	$(3,331)	$(2,505)	$(1,650)

Cash flows from financing activities
Net change in short-term debt	$382	$(22)	$(477)
Proceeds from issuance of long-term debt	—	2	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	—	(40)
Repayments of long-term debt	—	(299)	—
Investment and universal life insurance product deposits	6,037	6,139	5,566
Investment and universal life insurance product withdrawals	(4,095)	(4,034)	(4,063)
Other, net	(4)	(22)	39

Net cash provided by financing activities	$2,320	$1,764	$1,038

Net increase (decrease) in cash and cash equivalents	$16	$(1)	$13
Cash and cash equivalents at beginning of year	61	62	49

Cash and cash equivalents at end of year	$77	$61	$62

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2014 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2014 and 2013, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions, and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers certain universal life insurance and variable universal life insurance with no-lapse guarantees and variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) living benefit guarantees represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims at amortized cost. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2014 and 2013 was $1.8 billion and $913 million, respectively. In connection with an FHLB requirement for funding agreements, the Company held $35 million and $18 million of FHLB stock as of December 31, 2014 and 2013, respectively.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.
Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other expenses, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2014 and 2013, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (87% and 86% as of December 31, 2014 and 2013, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies, as well as obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts, as the loans are usually collateral dependent.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses, which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Surveillance procedures identify loans with deteriorating credit fundamentals and these loans are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in private equity, hedge funds and partnerships, as well as COLI, trading securities, equity securities and capital stock with the FHLB.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2014 and 2013, the fair value of loaned securities was $254 million and $116 million, respectively.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market and income approaches.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return with its subsidiaries and is eligible to join the NMIC consolidated tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2014 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2014 and 2013 and 5% in 2012 and 37% of the number of life insurance policies in force in 2014 (38% in 2013 and 40% in 2012). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 25, 2015, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2014, the Company adopted ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In May 2014, the FASB issued ASU 2014-09, which amends existing guidance in ASC 606, Revenue from Contracts with Customers and ASC 340, Other Assets and Deferred Costs – Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. The Company will adopt the ASU for interim and annual periods beginning January 1, 2017. The Company is currently in the process of determining the impact of adoption.

In June 2014, the FASB issued ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In August 2014, the FASB issued ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

In November 2014, the FASB issued ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GLWB; (3) GMAB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2014				December 31, 2013
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$872	$23,079	$21	65	$916	$19,927	$13	64
Minimum return or anniversary contract value	1,918	33,662	292	69	2,031	33,520	237	69

Total contracts with GMDB	$2,790	$56,741	$313	68	$2,947	$53,447	$250	67

GLWB Minimum return or anniversary contract value	$135	$31,031	$195	66	$178	$28,071	$74	64
GMAB Return of net deposits[3]	$43	$1,552	$—	67	$92	$2,383	$—	64
GMIB Minimum return or anniversary contract value	$45	$451	$1	66	$49	$510	$—	64

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders.
3	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
GMDB	$76	$55
GLWB[1]	$174	$(1,075)
GMAB[1,2]	$3	$(19)
GMIB	$1	$2

1	The changes in reserve balances for withdrawal benefits and accumulation benefits were primarily driven by declines in key interest rates, partially offset by rising equity markets during 2014. Refer to Note 7 for discussion of the related derivative programs.
2	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $11 million and $22 million for the years ended December 31, 2014 and 2013, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Mutual funds:
Bond	$5,280	$5,685
Domestic equity	47,316	43,505
International equity	2,969	3,179

Total mutual funds	$55,565	$52,369
Money market funds	1,176	1,078

Total[1]	$56,741	$53,447

1	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2014 and 2013.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $401 million and $325 million as of December 31, 2014 and 2013, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2014	$1,954	$2,191	$41,484	51
December 31, 2013[3]	$1,522	$2,235	$36,956	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value.
2	Represents the weighted average attained age of contractholders.
3	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$3,778	$3,249	$3,487
Capitalization of DAC	685	604	470
Amortization of DAC, excluding unlocks	(397)	(373)	(525)
Amortization of DAC related to unlocks	190	(1)	(50)
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(193)	299	(133)

Balance at end of year	$4,063	$3,778	$3,249

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Other asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

December 31, 2013
Fixed maturity securities:
U.S. government and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2014. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,018	$1,037
Due after one year through five years	9,196	9,898
Due after five years through ten years	8,267	8,617
Due after ten years	8,182	9,160

Subtotal	$26,663	$28,712
Residential mortgage-backed securities	3,694	3,839
Commercial mortgage-backed securities	1,431	1,502
Other asset-backed securities	1,410	1,365

Total fixed maturity securities	$33,198	$35,418

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,235	$1,265

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,235	$1,265
Adjustment to DAC and other expense	(372)	(176)
Adjustment to future policy benefits and claims	(159)	(89)
Adjustment to policyholder dividend obligation	(120)	(85)
Deferred federal income tax expense	(548)	(314)

Net unrealized gains on available-for-sale securities	$1,036	$601

1	Includes net unrealized losses of $9 million and $40 million as of December 31, 2014 and 2013, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2014	2013
Balance at beginning of year	$601	$1,264
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	939	(1,657)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	31	8
Net adjustment to DAC and other expense	(196)	306
Net adjustment to future policy benefits and claims	(70)	206
Net adjustment to policyholder dividend obligations	(35)	92
Related federal income tax (expense) benefit	(234)	366

Unrealized gains (losses) on available-for-sale securities	$435	$(679)
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($0 and $8 as of December 31, 2014 and 2013, respectively)	—	(16)

Net unrealized gains (losses) on available-for-sale securities	$435	$(663)

Balance at end of year	$1,036	$601

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Residential mortgage-backed securities	268	2	487	43	45
Other asset-backed securities	662	5	493	67	72
Other	589	27	457	11	38

Total[2]	$3,161	$97	$3,015	$178	$275

December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	$442	$39	$295
Residential mortgage-backed securities	725	16	604	63	79
Other asset-backed securities	507	6	144	71	77
Other	1,838	85	222	16	101

Total[2]	$7,959	$363	$1,412	$189	$552

1	As of December 31, 2014 and 2013, there were $66 million and $82 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 541 and 816 available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Amortized cost:
Loans with non-specific reserves	$7,279	$6,350
Loans with specific reserves	17	26

Total amortized cost	$7,296	$6,376
Valuation allowance:
Non-specific reserves	$21	$29
Specific reserves	5	6

Total valuation allowance	$26	$35

Mortgage loans, net of allowance	$7,270	$6,341

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$35	$44	$60
Current period provision[1]	(8)	(4)	2
Recoveries[2]	(1)	(5)	(15)
Charge offs and other	—	—	(3)

Balance at end of year	$26	$35	$44

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

As of December 31, 2014 and 2013, the carrying values of commercial mortgage loans specifically reserved were $12 million and $20 million, respectively, which is net of $5 million and $6 million, respectively, in specific reserves.

Interest income recognized on impaired commercial mortgage loans was $1 million and $3 million for the years ended December 31, 2014 and 2013, respectively. The average recorded investment was $16 million and $30 million for the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00- 1.10	Less than 1.00	Total
December 31, 2014
Apartment	$2,156	$111	$17	$2,284	$2,252	$26	$6	$2,284
Industrial	1,131	34	35	1,200	1,048	89	63	1,200
Office	1,004	16	20	1,040	990	4	46	1,040
Retail	2,506	64	11	2,581	2,421	128	32	2,581
Other	191	—	—	191	191	—	—	191

Total[1]	$6,988	$225	$83	$7,296	$6,902	$247	$147	$7,296

December 31, 2013
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total[2]	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

1	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.97, 1.27 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 59% and 90%, with a total weighted average LTV ratio of 60%.
2	As of December 31, 2013, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.77, 1.22 and 1.00, with a total weighted average DSC ratio of 1.74. As of December 31, 2013, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 61% and 91%, with a total weighted average LTV ratio of 61%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2014 and 2013. Additionally, available-for-sale securities with a carrying value of $683 million and $849 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2014 and 2013, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $1.3 billion and $1.2 billion in Tax Credit Funds to unrelated third parties as of December 31, 2014 and 2013, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2029. The Company held immaterial reserves on these transactions as of December 31, 2014 and 2013. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $744 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $640 million and $680 million as of December 31, 2014 and 2013, respectively, and are included within the balance sheet primarily as other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014, other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $113 million and $104 million as of December 31, 2014 and 2013, respectively. In addition, the Company has made commitments for further investments in these VIEs of $17 million and $29 million as of December 31, 2014 and 2013, respectively.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Fixed maturity securities, available-for-sale	$1,575	$1,565	$1,506
Mortgage loans	362	348	366
Policy loans	51	52	53
Other	(29)	(57)	(45)

Gross investment income	$1,959	$1,908	$1,880
Investment expenses	59	59	55

Net investment income	$1,900	$1,849	$1,825

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Net realized derivative (losses) gains	$(1,087)	$705	$314
Realized gains on sales	31	32	48
Realized losses on sales	(19)	(54)	(23)
Other	2	—	12

Net realized investment (losses) gains before other-than-temporary impairments on fixed maturity securities	$(1,073)	$683	$351
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(5)	(32)

Net realized investment (losses) gains, including other-than-temporary impairments	$(1,078)	$678	$319

1	Other-than-temporary impairments on fixed maturity securities are net $1 million, $6 million and $36 million of non-credit losses included in other comprehensive income for the years ended December 31, 2014, 2013 and 2012, respectively.

Proceeds from the sale of available-for-sale securities were $0.6 billion, $1.1 billion and $0.8 billion during the years ended December 31, 2014, 2013 and 2012, respectively. Gross gains of $17 million, $31 million and $47 million and gross losses of $10 million, $50 million and $20 million were realized on sales of available-for-sale securities during the years ended December 31, 2014, 2013 and 2012, respectively.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31,
	2014	2013	2012
Cumulative credit losses at beginning of year[1]	$(272)	$(289)	$(328)
New credit losses	(2)	(3)	(18)
Incremental credit losses	(4)	(3)	(10)
Losses related to securities included in the beginning balance sold or paid down during the period	24	23	67

Cumulative credit losses at end of year[1]	$(254)	$(272)	$(289)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions, which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2014 and 2013, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps	—	—	41	2,808
Other derivative contracts	—	—	3	2

Total derivative instruments[1]	$3,042	$39,200	$2,664	$35,742
Accrued interest on derivative assets and liabilities	243		244

Total derivative positions	$3,285		$2,908

December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative instruments[1]	$2,137	$33,819	$2,183	$31,245
Accrued interest on derivative assets and liabilities	196		227

Total derivative positions	$2,333		$2,410

1	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

Of the $3.3 billion and $2.3 billion of fair value of total derivative assets at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company received $535 million and $382 million of cash collateral and held $64 million and $29 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013. Of the $2.9 billion and $2.4 billion of fair value of total derivative liabilities at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company posted $330 million and $435 million of cash collateral and pledged securities with a fair value of $174 million and $173 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Derivatives designated and qualifying as hedging instruments	$—	$(1)	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$142	$(209)	$(125)
Equity contracts	(79)	(776)	(665)
Total return swaps	(195)	(321)	(343)
Other derivative contracts	4	(9)	(1)
Net interest settlements	20	14	53

Total derivative losses[1]	$(108)	$(1,302)	$(1,082)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	(1,271)	1,751	1,185
Other revenue on guaranteed benefit annuity programs	292	256	211

Change in embedded derivative liabilities and related fees	$(979)	$2,007	$1,396

Net realized derivative (losses) gains	$(1,087)	$705	$314

1	Included in total derivative losses are economic hedging gains (losses) of $941 million, $(1.8) billion and $(827) million related to the guaranteed benefit annuity programs for the years ended December 31, 2014, 2013 and 2012, respectively. Also included are economic hedging (losses) gains of $(1.0) billion, $645 million and $(129) million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position.
2	For the individual variable annuity business, the annual comprehensive review of model assumptions included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(177)	$(177)
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets, and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities, which changed pricing sources between broker quotes and independent pricing services. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2014.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0.1% - 8%²
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs³
Efficiency of benefit utilization[1]	65% -100%
Discount rate	See footnote 4
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% - 10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2014 and 2013.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value[1]	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative instruments - assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative instruments - liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

1	Other investments at fair value includes $31 million of trading securities as of December 31, 2013.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2012	$1,197	$62	$822	$2,025	$4,106	$(753)
Net gains (losses)
In operations[1]	(1)	(6)	(447)	58	(396)	1,758
In other comprehensive income	1	6	—	—	7	—
Purchases	115	5	129	—	249	—
Sales	(232)	(22)	(161)	—	(415)	—
Transfers into Level 3	142	—	—	—	142	—
Transfers out of Level 3	(134)	—	—	—	(134)	—

Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $1.8 billion for future policy benefits and claims, $(297) million for derivative assets and $(6) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2014				December 31, 2013
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$7,270	$7,616	$—	$7,616	$6,341	$6,481	$—	$6,481
Policy loans	$992	$992	$—	$992	$987	$987	$—	$987
Other investments	$60	$60	$—	$60	$43	$43	$—	$43

Liabilities
Investment contracts	$23,470	$21,742	$—	$21,742	$21,874	$20,436	$—	$20,436
Short-term debt	$660	$660	$—	$660	$278	$278	$—	$278
Long-term debt	$709	$1,069	$1,060	$9	$707	$1,004	$997	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Liabilities:
Future policyholder benefits	$1,669	$1,703
Policyholder funds and accumulated dividends	139	141
Policyholder dividends payable	22	23
Policyholder dividend obligation	152	113
Other policy obligations and liabilities	33	29

Total liabilities	$2,015	$2,009

Assets:
Fixed maturity securities, available-for-sale	$1,336	$1,320
Mortgage loans, net of allowance	272	257
Policy loans	149	157
Other assets	86	93

Total assets	$1,843	$1,827

Excess of reported liabilities over assets	172	182

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$35	$(92)
Adjustment to policyholder dividend obligation	(35)	92

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$172	$182

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,336	$1,320
Amortized cost	1,216	1,235
Shadow policyholder dividend obligation	(120)	(85)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2014	2013	2012
Revenues:
Premiums	$61	$66	$73
Net investment income	93	94	98
Realized investment gains	1	—	1
Realized losses credited to policyholder benefit obligation	(5)	(4)	(5)

Total revenues	$150	$156	$167

Benefits and expenses:
Policy and contract benefits	$124	$123	$134
Change in future policyholder benefits and interest credited to policyholder accounts	(34)	(29)	(27)
Policyholder dividends	43	44	50
Change in policyholder dividend obligation	(1)	3	(8)
Other expenses	2	(2)	1

Total benefits and expenses	$134	$139	$150

Total revenues, net of benefits and expenses, before federal income tax expense	$16	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$182	$193	$204
Change during period	(10)	(11)	(11)

End of period	$172	$182	$193

Cumulative closed block earnings from inception through December 31, 2014, 2013 and 2012 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $28 million and $21 million as of December 31, 2014, 2013 and 2012, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2014	2013
$600 million commercial paper program (0.20% and 0.24%, respectively)	$264	$278
$400 million revolving variable rate line of credit (1.57% and 0.00%, respectively)	396	—

Total short-term debt	$660	$278

In November 2014, the Company entered into a $400 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month London Interbank Offered Rate (“LIBOR”) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, the Company may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is November 2015, subject to automatic renewal for additional one year periods unless either party terminates the agreement. In February 2015, the Company repaid $200 million of the outstanding balance.

In March 2014, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 27, 2015, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $8.5 billion and $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2014 and 2013, respectively. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

NMIC, NFS, and NLIC have a $600 million revolving variable rate credit facility that matures on May 6, 2015. NLIC had no amounts outstanding under the facility as of December 31, 2014 and 2013.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to statutory surplus leverage ratio requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2014 and 2013.

The amount of interest paid on short-term debt was immaterial in 2014, 2013 and 2012.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2014	2013
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	9	7

Total long-term debt	$709	$707

On December 31, 2010, Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on the surplus note totaling $5 million during 2013 prior to the repayment of the outstanding balance. Payments of interest and principal under the notes require the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2014, 2013 and 2012. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax (benefit) expense for the years ended:

	December 31,
(in millions)	2014	2013	2012
Current tax expense (benefit)	$5	$(33)	$(144)
Deferred tax (benefit) expense	(152)	346	243

Total tax (benefit) expense	$(147)	$313	$99

The following table summarizes how the total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to net (loss) income for the years ended:

	December 31,
	2014		2013		2012
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$(46)	35%	$469	35%	$245	35%
Dividends received deduction	(87)	66%	(112)	(8)%	(75)	(11)%
Tax credits	(53)	41%	(82)	(6)%	(85)	(12)%
Other, net	39	(30)%	38	2%	14	2%

Total	$(147)	112%	$313	23%	$99	14%

The Company’s current federal income tax liability was $18 million and $13 million as of December 31, 2014 and 2013, respectively.

The Company made immaterial payments for the year ended December 31, 2014 and received refunds of $107 million and $95 million for the years ended 2013 and 2012, respectively.

During 2014 and 2013, the Company recorded a tax expense (benefit) of $16 million and $(13) million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

As of December 31, 2014, the Company had gross federal net operating loss carryforwards of $332 million, which expire in 2028. In addition, the Company had $147 million in low-income-housing credit carryforwards, which expire between 2024 and 2034, and $155 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $53 million in foreign tax credit carryforwards which expire between 2019 and 2024. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Deferred tax assets
Future policy benefits and claims	$1,274	$1,244
Tax credit carryforwards	355	352
Other	840	845

Gross deferred tax assets	$2,469	$2,441
Valuation allowance	(17)	(17)

Net deferred tax assets	$2,452	$2,424

Deferred tax liabilities
Deferred policy acquisition costs	$(1,113)	$(1,048)
Available-for-sale securities	(1,201)	(821)
Derivatives, including embedded derivatives	(267)	(600)
Other	(269)	(255)

Gross deferred tax liabilities	$(2,850)	$(2,724)

Net deferred tax liability	$(398)	$(300)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2014	2013	2012
Balance at beginning of period	$36	$36	$76
Additions for current year tax positions	3	2	(2)
Additions for prior years tax positions	—	—	25
Reductions for prior years tax positions	(1)	(2)	(63)

Balance at end of period	$38	$36	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2014 and 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2014 and 2013. Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2014	2013	2012
Statutory net income (loss)
NLIC	$341	$262	$764
NLAIC	$(122)	$(103)	$(54)

Statutory capital and surplus
NLIC	$4,408	$3,550	$3,837
NLAIC	$691	$534	$311

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2014 and 2013, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2015, NLIC has the ability to pay dividends to NFS totaling $441 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC and Olentangy each exceeded the minimum RBC requirements for all periods presented.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2014, 2013 and 2012, the Company made payments to NMIC and NSC totaling $275 million, $277 million and $283 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2014 and 2013. Total revenues from these contracts were $131 million, $137 million and $140 million for the years ended December 31, 2014, 2013 and 2012, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million for the years ended December 31, 2014 and 2013, and $113 million for the year ended December 31, 2012. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $16 million for the years ended December 31, 2014 and 2013, and $15 million for the year ended December 31, 2012. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2014, 2013 and 2012 were $208 million, $179 million and $161 million, respectively, while benefits, claims and expenses ceded during these years were $217 million, $178 million and $167 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2014 and 2013, customer allocations to NFG funds totaled $58.1 billion and $53.2 billion, respectively. For the years ended December 31, 2014, 2013 and 2012, NFG paid the Company $185 million, $163 million and $144 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $636 million and $228 million as of December 31, 2014 and 2013, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $57 million for the year ended December 31, 2014, and $54 million for the years ended December 31, 2013 and 2012.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2014 and 2013, the Company had notes receivable outstanding of $142 million and $146 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a seventh amended complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, the plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. A Fairness Hearing has been set for March 31, 2015. NLIC has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of certain assets from approximately 200 defendants, including NLIC and NMIC (the “Distributed Action”). The claims against NLIC and NMIC arise from the bankruptcy filings in 2008 of the Plaintiff and its parent company, Lehman Brothers Holding, Inc., which triggered the early termination of two collateralized debt obligation transactions, resulting in payments to NLIC and NMIC. The Plaintiff seeks to have certain sums returned to the bankruptcy estate in addition to prejudgment interest and costs. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC responded, taking part in the ADR process, including a mediation. On July 17, 2014, the parties reached a settlement of this matter. On December 8, 2014, the settlement agreements were finalized and executed. Nationwide has issued the settlement payment, was dismissed from the case with prejudice on December 31, 2014, and this matter will shortly be closed.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2014	2013	2012
Premiums
Direct	$1,178	$1,015	$890
Assumed from other companies	—	—	—
Ceded to other companies	(347)	(291)	(255)

Net	$831	$724	$635

Life, accident and health insurance in force
Direct	$241,936	$228,095	$216,002
Assumed from other companies	5	6	5
Ceded to other companies	(59,588)	(58,310)	(59,895)

Net	$182,353	$169,791	$156,112

Amounts recoverable under reinsurance contracts totaled $704 million, $675 million and $684 million as of December 31, 2014, 2013 and 2012, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment, other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB, as well as the medium-term note (“MTN”) program that concluded in the fourth quarter of 2012.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)

Less: non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	427	427
Other revenues[2]	(124)	—	—	23	(101)

Total revenues	$1,660	$830	$1,485	$481	$4,456
Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	613	—	588	26	1,227
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	266	164	307	180	917

Total benefits and expenses	$1,439	$635	$1,244	$439	$3,757

Income before federal income taxes and noncontrolling interests	$221	$195	$241	$42	$699
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(427)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$221	$195	$241	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2014 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$448	$527	$527
Obligations of states, political subdivisions and foreign governments	1,966	2,285	2,285
Public utilities	2,969	3,228	3,228
All other corporate, mortgage-backed and asset-backed securities	27,815	29,378	29,378

Total fixed maturity securities, available-for-sale	$33,198	$35,418	$35,418
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$16	$16
Nonredeemable preferred stocks	—	5	5

Total equity securities, available-for-sale	$6	$21	$21
Trading assets	20	21	21
Mortgage loans, net of allowance	7,296		7,270	[1]
Policy loans	992		992
Other investments	780		780
Short-term investments	935		935

Total investments	$43,227		$45,437

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

2012
IPS - Annuity	$551	$988	$185	$266
Retirement Plans	736	457	14	164
IPS - Life and NBSG	536	787	150	307
Corporate and Other	2	33	226	180

Total	$1,825	$2,265	$575	$917

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353	—
Premiums:
Life insurance[1]	$888	$(57)	$—	$831	—
Accident and health insurance	290	(290)	—	—	—

Total	$1,178	$(347)	$—	$831	—

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—
Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—
Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$1	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2014.
Statement of Operations for the year ended December 31, 2014.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2014 and 2013.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.
Consolidated Balance Sheets as of December 31, 2014 and 2013.
Consolidated Statements of Changes in Equity as of December 31, 2014, 2013 and 2012.
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b) Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Fund Participation Agreements.
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2.htm".
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm".
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm".
(10)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm".
(11)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
(12)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".
(13)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(14)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(15)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
(16)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document "blackrockfpa.htm".
(17)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document "waddellreedfpa.htm".
(18)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".
(19)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm".
(20)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., dated November 15, 2004, as amended, under document "wellsfargofpa.htm".

The following fund participation agreement was filed previously on April 18, 2008, with post-effective amendment number 20 (File No. 333-62692) as Exhibit 24(b) and is hereby incorporated by reference.
(21)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, under document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit 24(b), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc., dated August 13, 2010, under document "huntingtonfpa.htm".
The following fund participation agreements were filed previously on April 12, 2011, with post-effective amendment number 43 (File No. 333-43671) as Exhibit 26(h) and are hereby incorporated by reference.
(23)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, under document "delawarefpa.htm".
(24)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, under document "goldmansachsfpa.htm".
(25)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(26)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(27)	Fund Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, as document "mfsfpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2015, was 6,055 and 5,688 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2

Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-NFS Distribution Compliance	Valerie Hamilton
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Vice President and Treasurer	John A. Reese
Assistant Treasurer	J. Morgan Elliott
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2015.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact